UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                                         Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Aerospace & Defense - 6.6%
Boeing (The) Co.	60,093	$7,804
Lockheed Martin Corp.	31,359	7,783

		15,587

Asset Management - 0.6%
BlackRock, Inc.	3,874	1,327

Banking - 8.6%
Bank of Hawaii Corp.	23,833	1,640
JPMorgan Chase & Co.	89,042	5,533
People’s United Financial, Inc.	143,689	2,106
Valley National Bancorp	213,254	1,945
Wells Fargo & Co.	195,274	9,242

		20,466

Biotechnology & Pharmaceuticals - 9.2%
Gilead Sciences, Inc.	68,790	5,739
Merck & Co., Inc.	115,295	6,642
Pfizer, Inc.	270,324	9,518

		21,899

Chemicals - 1.5%
Dow Chemical (The) Co.	42,470	2,111
LyondellBasell Industries N.V., Class A	20,558	1,530

		3,641

Commercial Services - 1.9%
Deluxe Corp.	30,539	2,027
H&R Block, Inc.	103,657	2,384

		4,411

Consumer Products - 10.5%
Altria Group, Inc.	127,253	8,775
Clorox (The) Co.	29,809	4,125
Dr. Pepper Snapple Group, Inc.	48,478	4,684
General Mills, Inc.	29,107	2,076
Philip Morris International, Inc.	51,519	5,241

		24,901

Gaming, Lodging & Restaurants - 1.6%
Darden Restaurants, Inc.	59,087	3,743

Hardware - 3.9%
Apple, Inc.	24,688	2,360
EMC Corp.	168,143	4,568
HP, Inc.	148,093	1,859
Seagate Technology PLC	17,812	434

		9,221

Health Care Facilities & Services - 3.0%
Cardinal Health, Inc.	34,638	2,702
Owens & Minor, Inc.	116,236	4,345

		7,047

Insurance - 2.6%
Aflac, Inc.	44,049	3,179
Cincinnati Financial Corp.	41,572	3,113

		6,292

Leisure Products - 0.7%
Mattel, Inc.	51,422	1,609

Oil, Gas & Coal - 4.5%
Chevron Corp.	46,147	4,838
Helmerich & Payne, Inc.	36,295	2,436
HollyFrontier Corp.	53,710	1,277
Valero Energy Corp.	44,369	2,263

		10,814

Real Estate Investment Trusts - 6.5%
Care Capital Properties, Inc.	43,758	1,147
Corrections Corp. of America	86,100	3,015
Digital Realty Trust, Inc.	40,363	4,399
Hospitality Properties Trust	107,295	3,090
National Retail Properties, Inc.	73,018	3,777

		15,428

Recreational Facilities & Services - 1.8%
Regal Entertainment Group, Class A	62,382	1,375
Six Flags Entertainment Corp.	51,883	3,006

		4,381

Retail - Consumer Staples - 2.9%
Target Corp.	72,523	5,064
Wal-Mart Stores, Inc.	24,065	1,757

		6,821

Retail - Discretionary - 4.7%
GameStop Corp., Class A	38,775	1,031
Home Depot (The), Inc.	71,707	9,156
Macy’s, Inc.	32,018	1,076

		11,263

Semiconductors - 6.4%
KLA-Tencor Corp.	28,186	2,065
Linear Technology Corp.	36,947	1,719
Texas Instruments, Inc.	136,045	8,523
Xilinx, Inc.	61,125	2,820

		15,127

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Software - 1.8%
Activision Blizzard, Inc.	110,963	$4,397

Technology Services - 5.3%
Accenture PLC, Class A	82,294	9,323
Paychex, Inc.	55,015	3,273

		12,596

Telecom - 3.9%
CenturyLink, Inc.	62,101	1,802
Verizon Communications, Inc.	132,438	7,395

		9,197

Transportation & Logistics - 3.6%
United Parcel Service, Inc., Class B	79,805	8,597

Utilities - 6.1%
Consolidated Edison, Inc.	82,969	6,674
DTE Energy Co.	14,238	1,411
Entergy Corp.	33,771	2,747
Vectren Corp.	68,896	3,629

		14,461

Total Common Stocks (Cost $200,266)		233,226

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	2,401,981	2,402

Total Investment Companies (Cost $2,402)		2,402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.30%, 9/15/16(3) (4)	$695	$695

Total Short-Term Investments (Cost $695)		695

Total Investments - 99.5% (Cost $203,363)		236,323

Other Assets less Liabilities - 0.5%		1,278

NET ASSETS - 100.0%		$237,601

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of June 30, 2016 is disclosed.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	(55)	$(5,748)	Short	9/16	$(14)

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	11.4
Energy	4.6
Financials	18.7
Health Care	12.4
Industrials	11.2
Information Technology	17.7
Materials	1.6
Telecommunication Services	4.0
Utilities	6.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$233,226	$—	$—	$233,226
Investment Companies	2,402	—	—	2,402
Short-Term Investments	—	695	—	695

Total Investments	$235,628	$695	$—	$236,323

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(14)	$—	$—	$(14)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$203,380

Gross tax appreciation of investments	$41,837
Gross tax depreciation of investments	(8,894)

Net tax appreciation of investments	$32,943

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$3,007	$9,249	$9,854	$2	$2,402

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2%
Australia - 2.5%
Australia & New Zealand Banking Group Ltd.	90,536	$1,650
BHP Billiton Ltd.	67,737	965
Woodside Petroleum Ltd.	53,426	1,083

		3,698

Belgium - 3.1%
Anheuser-Busch InBev S.A./N.V.	34,752	4,568

Brazil - 4.4%
Embraer S.A. ADR*	146,642	3,185
Petroleo Brasileiro S.A. ADR*	258,413	1,850
Vale S.A. ADR	289,617	1,466

		6,501

China - 5.1%
Baidu, Inc. ADR*	26,753	4,418
Bank of China Ltd., Class H	7,766,668	3,107

		7,525

Denmark - 1.8%
Novo Nordisk A/S, Class B	48,596	2,613

France - 8.7%
Casino Guichard Perrachon S.A.	21,745	1,215
Cie Generale des Etablissements Michelin	14,179	1,343
Danone S.A.	35,783	2,523
Engie S.A.	102,124	1,648
LVMH Moet Hennessy Louis Vuitton S.E.	17,472	2,646
Societe Generale S.A.	66,232	2,093
TOTAL S.A.	31,593	1,524

		12,992

Germany - 12.0%
Bayer A.G. (Registered)	20,552	2,068
Deutsche Bank A.G. (Registered)*	61,398	835
GEA Group A.G.	66,092	3,106
Infineon Technologies A.G.	271,424	3,900
Rheinmetall A.G.	24,596	1,453
SAP S.E.	45,795	3,423
Siemens A.G. (Registered)	30,122	3,086

		17,871

Hong Kong - 3.1%
AIA Group Ltd.	310,618	1,872
Wynn Macau Ltd.	1,920,463	2,788

		4,660

India - 1.6%
ICICI Bank Ltd. ADR	341,122	2,449

Japan - 11.2%
Kawasaki Heavy Industries Ltd.	614,450	1,719
KDDI Corp.	149,475	4,550
Kubota Corp.	161,550	2,164
Mitsubishi UFJ Financial Group, Inc.	647,263	2,885
Sony Corp.	84,000	2,458
Tokio Marine Holdings, Inc.	86,625	2,866

		16,642

Mexico - 1.9%
Alfa S.A.B. de C.V., Series A	1,680,241	2,889

Netherlands - 3.5%
ASML Holding N.V.	31,423	3,115
Royal Dutch Shell PLC, Class A	3,209	88
Royal Dutch Shell PLC, Class B	75,322	2,071

		5,274

Singapore - 1.5%
DBS Group Holdings Ltd.	195,424	2,303

South Korea - 3.2%
Samsung Electronics Co. Ltd.	3,859	4,804

Spain - 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	174,240	998
Banco Santander S.A.	299,754	1,167
Iberdrola S.A.	253,256	1,711

		3,876

Switzerland - 9.6%
Credit Suisse Group A.G. (Registered)*	110,928	1,182
Givaudan S.A. (Registered)	2,001	4,021
Novartis A.G. (Registered)	52,532	4,321
Roche Holding A.G. (Genusschein)	18,122	4,785

		14,309

United Kingdom - 12.8%
Barclays PLC	955,576	1,819
BP PLC	412,341	2,408
Diageo PLC	135,366	3,788
GlaxoSmithKline PLC	110,887	2,384
Prudential PLC	154,941	2,640
Standard Chartered PLC	210,329	1,600
Vodafone Group PLC	439,323	1,337
WPP PLC	148,895	3,091

		19,067

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2% continued
United States - 5.6%
Discovery Communications, Inc., Class A*	96,121	$2,425
Halliburton Co.	75,422	3,416
Schlumberger Ltd.	31,781	2,513

		8,354

Total Common Stocks(1) (Cost $129,547)		140,395

PREFERRED STOCKS - 4.6%
Brazil - 3.5%
Itau Unibanco Holding S.A. ADR	541,658	5,113

Germany - 1.1%
Volkswagen A.G.	13,957	1,678

Total Preferred Stocks(1) (Cost $8,344)		6,791

INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(2) (3)	34,696	35

Total Investment Companies (Cost $35)		35

Total Investments - 98.8% (Cost $137,926)		147,221

Other Assets less Liabilities - 1.2%		1,748

NET ASSETS - 100.0%		$148,969

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.2%
Consumer Staples	8.2
Energy	10.2
Financials	23.5
Health Care	11.0
Industrials	11.9
Information Technology	13.3
Materials	4.4
Telecommunication Services	4.0
Utilities	2.3

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.0%
United States Dollar	18.2
British Pound	14.4
Japanese Yen	11.3
Swiss Franc	9.7
Hong Kong Dollar	5.3
All other currencies less than 5%	11.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on June 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$6,501	$—	$—	$6,501
China	4,418	3,107	—	7,525
India	2,449	—	—	2,449
Mexico	2,889	—	—	2,889
United States	8,354	—	—	8,354
All Other Countries(1)	—	112,677	—	112,677

Total Common Stocks	24,611	115,784	—	140,395

Preferred Stocks
Brazil	5,113	—	—	5,113
Germany	—	1,678	—	1,678

Total Preferred Stocks	5,113	1,678	—	6,791

Investment Companies	35	—	—	35

Total Investments	$29,759	$117,462	$—	$147,221

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$140,827

Gross tax appreciation of investments	$32,050
Gross tax depreciation of investments	(25,656)

Net tax appreciation of investments	$6,394

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$89	$4,938	$4,992	$—	*	$35

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.9%
Boeing (The) Co.	11,270	$1,464
General Dynamics Corp.	8,521	1,186

		2,650

Apparel & Textile Products - 0.6%
Michael Kors Holdings Ltd.*	15,861	785

Asset Management - 0.5%
Leucadia National Corp.	39,700	688

Banking - 5.4%
Bank of America Corp.	18,043	239
Citigroup, Inc.	42,345	1,795
Fifth Third Bancorp	50,709	892
JPMorgan Chase & Co.	42,045	2,613
SunTrust Banks, Inc.	26,739	1,098
Wells Fargo & Co.	18,317	867

		7,504

Biotechnology & Pharmaceuticals - 8.9%
AbbVie, Inc.	6,232	386
Amgen, Inc.	11,264	1,714
Gilead Sciences, Inc.	19,451	1,622
Johnson & Johnson	29,268	3,550
Merck & Co., Inc.	36,852	2,123
Mylan N.V.*	10,553	456
Pfizer, Inc.	72,724	2,561

		12,412

Chemicals - 2.5%
Avery Dennison Corp.	12,892	964
Dow Chemical (The) Co.	24,781	1,232
LyondellBasell Industries N.V., Class A	12,415	924
PPG Industries, Inc.	2,944	306

		3,426

Commercial Services - 0.5%
H&R Block, Inc.	33,042	760

Consumer Products - 8.0%
Altria Group, Inc.	29,043	2,003
Campbell Soup Co.	15,175	1,010
Clorox (The) Co.	7,868	1,089
Coca-Cola (The) Co.	10,867	493
Coca-Cola European Partners PLC	2,378	85
Dr. Pepper Snapple Group, Inc.	9,226	891
General Mills, Inc.	18,439	1,315
PepsiCo, Inc.	19,658	2,083
Philip Morris International, Inc.	2,894	294
Procter & Gamble (The) Co.	9,620	814
Tyson Foods, Inc., Class A	15,450	1,032

		11,109

Containers & Packaging - 0.9%
3M Co.	7,096	1,243

Distributors - Consumer Staples - 0.8%
Sysco Corp.	21,681	1,100

Electrical Equipment - 1.8%
Emerson Electric Co.	21,113	1,101
General Electric Co.	44,224	1,392

		2,493

Engineering & Construction Services - 0.6%
Fluor Corp.	16,431	810

Gaming, Lodging & Restaurants - 1.3%
Darden Restaurants, Inc.	13,332	845
Marriott International, Inc., Class A	13,645	907
McDonald’s Corp.	351	42

		1,794

Hardware - 5.5%
Apple, Inc.	50,541	4,832
Cisco Systems, Inc.	69,457	1,993
HP, Inc.	10,044	126
Pitney Bowes, Inc.	42,332	753

		7,704

Health Care Facilities & Services - 3.1%
Aetna, Inc.	7,009	856
Cardinal Health, Inc.	12,591	982
Cigna Corp.	8,919	1,142
Express Scripts Holding Co.*	17,130	1,298
UnitedHealth Group, Inc.	468	66

		4,344

Home & Office Products - 0.7%
Masco Corp.	30,546	945

Institutional Financial Services - 1.4%
Bank of New York Mellon (The) Corp.	10,750	417
Goldman Sachs Group (The), Inc.	6,655	989
State Street Corp.	9,756	526

		1,932

Insurance - 4.0%
Aflac, Inc.	17,006	1,227

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Insurance - 4.0% continued
American International Group, Inc.	24,070	$1,273
Berkshire Hathaway, Inc., Class B*	8,144	1,179
Loews Corp.	22,996	945
Unum Group	28,517	907

		5,531

Iron & Steel - 0.7%
Nucor Corp.	21,044	1,040

Machinery - 1.6%
Dover Corp.	14,611	1,013
Illinois Tool Works, Inc.	11,099	1,156

		2,169

Media - 5.8%
Alphabet, Inc., Class A*	3,309	2,328
Comcast Corp., Class A	4,279	279
Facebook, Inc., Class A*	9,861	1,127
Interpublic Group of (The) Cos., Inc.	41,132	950
Omnicom Group, Inc.	12,411	1,011
TEGNA, Inc.	36,858	854
VeriSign, Inc.*	3,272	283
Viacom, Inc., Class B	22,658	940
Walt Disney (The) Co.	3,187	312

		8,084

Medical Equipment & Devices - 2.9%
Abbott Laboratories	7,806	307
Baxter International, Inc.	8,928	404
C.R. Bard, Inc.	4,907	1,154
DENTSPLY SIRONA, Inc.	14,612	906
Varian Medical Systems, Inc.*	11,044	908
Waters Corp.*	2,166	305

		3,984

Oil, Gas & Coal - 6.8%
Chevron Corp.	5,771	605
Diamond Offshore Drilling, Inc.	35,029	852
Exxon Mobil Corp.	42,335	3,969
Marathon Petroleum Corp.	22,245	844
Schlumberger Ltd.	13,300	1,052
Tesoro Corp.	10,508	787
Transocean Ltd.	47,667	567
Valero Energy Corp.	16,467	840

		9,516

Passenger Transportation - 1.1%
Delta Air Lines, Inc.	16,714	609
Southwest Airlines Co.	24,797	972

		1,581

Real Estate Investment Trusts - 2.7%
Host Hotels & Resorts, Inc.	47,176	765
Kimco Realty Corp.	31,842	999
Macerich (The) Co.	11,385	972
Vornado Realty Trust	10,097	1,011

		3,747

Retail - Consumer Staples - 2.8%
Kroger (The) Co.	27,635	1,016
Target Corp.	15,310	1,069
Wal-Mart Stores, Inc.	24,868	1,816

		3,901

Retail - Discretionary - 6.2%
Amazon.com, Inc.*	2,979	2,132
Bed Bath & Beyond, Inc.	17,877	773
Best Buy Co., Inc.	29,291	896
eBay, Inc.*	42,891	1,004
GameStop Corp., Class A	18,194	483
Gap (The), Inc.	31,673	672
Genuine Parts Co.	10,004	1,013
Home Depot (The), Inc.	3,113	397
Lowe’s Cos., Inc.	602	48
Nordstrom, Inc.	10,007	381
Urban Outfitters, Inc.*	27,265	750

		8,549

Semiconductors - 3.5%
Intel Corp.	61,689	2,023
Lam Research Corp.	11,029	927
Linear Technology Corp.	20,351	947
Xilinx, Inc.	20,351	939

		4,836

Software - 3.5%
CA, Inc.	30,854	1,013
Microsoft Corp.	71,772	3,673
Oracle Corp.	2,672	109

		4,795

Specialty Finance - 2.5%
Capital One Financial Corp.	10,334	656
Navient Corp.	73,111	874
Total System Services, Inc.	18,634	990

See Notes to the Financial Statements.

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Specialty Finance - 2.5% continued
Western Union (The) Co.	47,610	$913

		3,433

Technology Services - 3.5%
Accenture PLC, Class A	12,436	1,409
International Business Machines Corp.	12,582	1,910
S&P Global, Inc.	5,831	625
Teradata Corp.*	17,109	429
Xerox Corp.	53,773	510

		4,883

Telecom - 2.6%
AT&T, Inc.	24,638	1,065
CenturyLink, Inc.	29,986	870
Verizon Communications, Inc.	30,934	1,727

		3,662

Transportation & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	12,956	962
Expeditors International of Washington, Inc.	12,868	631
Norfolk Southern Corp.	239	20

		1,613

Utilities - 3.5%
AES Corp.	72,854	909
Consolidated Edison, Inc.	11,373	915
Entergy Corp.	11,774	958
FirstEnergy Corp.	27,716	968
Public Service Enterprise Group, Inc.	22,550	1,051

		4,801

Total Common Stocks (Cost $133,608)		137,824

INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	838,616	839

Total Investment Companies (Cost $839)		839

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.30%, 9/15/16(3) (4)	$190	$190

Total Short-Term Investments (Cost $190)		190

Total Investments - 100.0% (Cost $134,637)		138,853

Other Assets less Liabilities - 0.0%		22

NET ASSETS - 100.0%		$138,875

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of June 30, 2016 is disclosed.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	9	$941	Long	9/16	$9

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	10.9
Energy	6.9
Financials	15.6
Health Care	15.1
Industrials	10.4
Information Technology	19.9
Materials	3.2
Telecommunication Services	2.7
Utilities	3.5

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	JUNE 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$137,824	$—	$—	$137,824
Investment Companies	839	—	—	839
Short-Term Investments	—	190	—	190

Total Investments	$138,663	$190	$—	$138,853

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$—	$—	$9

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$135,247

Gross tax appreciation of investments	$11,255
Gross tax depreciation of investments	(7,649)

Net tax appreciation of investments	$3,606

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,541	$5,395	$6,097	$1	$839

See Notes to the Financial Statements.

EQUITY FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Asset Management - 1.0%
Charles Schwab (The) Corp.	46,331	$1,173

Automotive - 1.3%
General Motors Co.	55,521	1,571

Banking - 9.1%
Citigroup, Inc.	48,575	2,059
JPMorgan Chase & Co.	72,641	4,514
Wells Fargo & Co.	94,516	4,473

		11,046

Biotechnology & Pharmaceuticals - 9.8%
Allergan PLC*	13,580	3,138
Biogen, Inc.*	9,038	2,186
Celgene Corp.*	22,371	2,206
Gilead Sciences, Inc.	27,221	2,271
Shire PLC ADR	11,007	2,026

		11,827

Consumer Products - 5.0%
Coca-Cola (The) Co.	51,691	2,343
Mondelez International, Inc., Class A	46,039	2,096
Procter & Gamble (The) Co.	19,158	1,622

		6,061

Electrical Equipment - 5.3%
Eaton Corp. PLC	14,791	883
General Electric Co.	120,000	3,778
Honeywell International, Inc.	14,538	1,691

		6,352

Gaming, Lodging & Restaurants - 5.9%
McDonald’s Corp.	13,892	1,672
Starbucks Corp.	43,451	2,482
Wynn Resorts Ltd.	12,562	1,138
Yum! Brands, Inc.	21,565	1,788

		7,080

Hardware - 3.9%
Apple, Inc.	48,717	4,657

Health Care Facilities & Services - 3.1%
Community Health Systems, Inc.*	58,000	699
Express Scripts Holding Co.*	39,876	3,023

		3,722

Home & Office Products - 1.4%
Masco Corp.	55,336	1,712

Institutional Financial Services - 2.5%
Intercontinental Exchange, Inc.	11,932	3,054

Insurance - 3.2%
Allstate (The) Corp.	27,804	1,945
American International Group, Inc.	35,447	1,875

		3,820

Iron & Steel - 1.5%
Nucor Corp.	36,737	1,815

Media - 9.4%
Alphabet, Inc., Class A*	1,767	1,243
Alphabet, Inc., Class C*	6,055	4,191
Twenty-First Century Fox, Inc., Class A	101,291	2,740
Twitter, Inc.*	49,280	833
Walt Disney (The) Co.	23,914	2,339

		11,346

Medical Equipment & Devices - 5.5%
Baxter International, Inc.	44,601	2,017
Danaher Corp.	18,476	1,866
Zimmer Biomet Holdings, Inc.	23,248	2,799

		6,682

Oil, Gas & Coal - 8.4%
BP PLC ADR	52,883	1,878
Chevron Corp.	13,487	1,414
EOG Resources, Inc.	16,298	1,360
Exxon Mobil Corp.	39,821	3,733
Schlumberger Ltd.	22,895	1,810

		10,195

Real Estate Investment Trusts - 1.9%
American Tower Corp.	20,151	2,289

Retail - Consumer Staples - 3.3%
CVS Health Corp.	41,512	3,974

Retail - Discretionary - 3.5%
Dick’s Sporting Goods, Inc.	49,564	2,233
Kohl’s Corp.	51,756	1,963

		4,196

Semiconductors - 4.1%
NXP Semiconductors N.V.*	30,245	2,370
QUALCOMM, Inc.	47,403	2,539

		4,909

Software - 8.0%
Activision Blizzard, Inc.	68,709	2,723

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Software - 8.0% continued
Oracle Corp.	38,656	$1,582
Rackspace Hosting, Inc.*	48,780	1,018
Red Hat, Inc.*	21,717	1,577
salesforce.com, Inc.*	35,569	2,824

		9,724

Specialty Finance - 1.4%
Alliance Data Systems Corp.*	8,685	1,702

Utilities - 0.8%
Duke Energy Corp.	12,044	1,033

Total Common Stocks (Cost $92,355)		119,940

INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	1,776,922	1,777

Total Investment Companies (Cost $1,777)		1,777

Total Investments - 100.8% (Cost $94,132)		121,717

Liabilities less Other Assets - (0.8)%		(1,014)

NET ASSETS - 100.0%		$120,703

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.9%
Consumer Staples	8.4
Energy	8.5
Financials	17.8
Health Care	17.0
Industrials	8.3
Information Technology	22.7
Materials	1.5
Utilities	0.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$119,940	$—	$—	$119,940
Investment Companies	1,777	—	—	1,777

Total Investments	$121,717	$—	$—	$121,717

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$95,998

Gross tax appreciation of investments	$31,067
Gross tax depreciation of investments	(5,348)

Net tax appreciation of investments	$25,719

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$863	$6,022	$5,108	$1	$1,777

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.7%
Triumph Group, Inc.	254	$9
United Technologies Corp.	5,740	589

		598

Banking - 8.7%
Bank of America Corp.	99,416	1,319
Citigroup, Inc.	75,204	3,188
Fifth Third Bancorp	3,111	55
JPMorgan Chase & Co.	19,446	1,208
PNC Financial Services Group (The), Inc.	3,545	289
US Bancorp	7,465	301
Wells Fargo & Co.	26,327	1,246

		7,606

Biotechnology & Pharmaceuticals - 10.2%
Amgen, Inc.	2,659	404
Johnson & Johnson	20,605	2,499
Merck & Co., Inc.	36,223	2,087
Pfizer, Inc.	111,748	3,935

		8,925

Chemicals - 1.8%
Dow Chemical (The) Co.	6,789	338
Mosaic (The) Co.	23,965	627
Westlake Chemical Corp.	14,233	611

		1,576

Consumer Products - 3.4%
Archer-Daniels-Midland Co.	26,671	1,144
Pilgrim’s Pride Corp.	25,915	660
Procter & Gamble (The) Co.	13,566	1,149

		2,953

Consumer Services - 0.1%
Aaron’s, Inc.	5,772	126

Containers & Packaging - 0.8%
Sonoco Products Co.	14,625	726

Design, Manufacturing & Distribution - 1.6%
Arrow Electronics, Inc.*	11,306	700
Avnet, Inc.	15,835	641
Jabil Circuit, Inc.	5,520	102

		1,443

Distributors - Consumer Staples - 1.0%
Bunge Ltd.	12,675	750
Sysco Corp.	1,731	88

		838

Distributors - Discretionary - 0.7%
Ingram Micro, Inc., Class A	18,391	640

Electrical Equipment - 3.1%
Aspen Insurance Holdings Ltd.	450	21
Eaton Corp. PLC	2,617	156
General Electric Co.	81,762	2,574

		2,751

Engineering & Construction Services - 2.3%
Fluor Corp.	13,967	688
Jacobs Engineering Group, Inc.*	16,494	822
Quanta Services, Inc.*	24,083	557

		2,067

Forest & Paper Products - 0.0%
Domtar Corp.	410	14

Gaming, Lodging & Restaurants - 0.8%
Darden Restaurants, Inc.	10,537	667

Hardware - 4.0%
ARRIS International PLC*	27,050	567
Cisco Systems, Inc.	44,980	1,291
Lexmark International, Inc., Class A	8,471	320
NetApp, Inc.	25,924	637
Western Digital Corp.	14,793	699

		3,514

Health Care Facilities & Services - 3.4%
Aetna, Inc.	5,203	635
Anthem, Inc.	2,428	319
Cardinal Health, Inc.	7,788	608
Centene Corp.*	343	24
Cigna Corp.	506	65
Humana, Inc.	2,988	537
UnitedHealth Group, Inc.	5,564	786

		2,974

Home & Office Products - 0.1%
Stanley Black & Decker, Inc.	1,139	127

Industrial Services - 0.2%
WESCO International, Inc.*	2,639	136

Institutional Financial Services - 2.9%
Bank of New York Mellon (The) Corp.	6,741	262
Goldman Sachs Group (The), Inc.	10,172	1,512
Morgan Stanley	10,126	263
State Street Corp.	9,798	528

		2,565

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Insurance - 9.1%
Allstate (The) Corp.	16,835	$1,178
American International Group, Inc.	48,278	2,553
Assured Guaranty Ltd.	25,802	655
Axis Capital Holdings Ltd.	12,273	675
Berkshire Hathaway, Inc., Class B*	9,055	1,311
Everest Re Group Ltd.	3,626	662
Hartford Financial Services Group (The), Inc.	1,887	84
Lincoln National Corp.	2,186	85
Loews Corp.	422	17
Prudential Financial, Inc.	2,768	197
Validus Holdings Ltd.	670	33
Voya Financial, Inc.	22,077	547

		7,997

Iron & Steel - 1.3%
Nucor Corp.	7,642	377
Reliance Steel & Aluminum Co.	10,454	804

		1,181

Machinery - 1.2%
AGCO Corp.	740	35
Caterpillar, Inc.	4,317	327
Parker-Hannifin Corp.	6,557	709

		1,071

Manufactured Goods - 1.0%
Timken (The) Co.	4,208	129
Valmont Industries, Inc.	5,591	756

		885

Media - 0.8%
Twenty-First Century Fox, Inc., Class A	25,538	691

Medical Equipment & Devices - 1.1%
Abbott Laboratories	11,697	460
Agilent Technologies, Inc.	3,566	158
Stryker Corp.	653	78
Thermo Fisher Scientific, Inc.	1,698	251

		947

Oil, Gas & Coal - 10.9%
Baker Hughes, Inc.	18,894	853
Chevron Corp.	21,708	2,276
ConocoPhillips	53,595	2,337
HollyFrontier Corp.	19,334	460
National Oilwell Varco, Inc.	22,676	763
Noble Corp. PLC	12,347	102
Patterson-UTI Energy, Inc.	475	10
QEP Resources, Inc.	46,704	823
Superior Energy Services, Inc.	10,005	184
Valero Energy Corp.	20,929	1,067
Weatherford International PLC*	17,141	95
World Fuel Services Corp.	13,497	641

		9,611

Real Estate Investment Trusts - 3.4%
Corporate Office Properties Trust	5,562	164
Host Hotels & Resorts, Inc.	44,632	723
Kimco Realty Corp.	26,310	826
Piedmont Office Realty Trust, Inc., Class A	33,704	726
Prologis, Inc.	11,390	559

		2,998

Retail - Consumer Staples - 5.4%
Dollar General Corp.	8,378	787
Target Corp.	4,962	346
Walgreens Boots Alliance, Inc.	5,292	441
Wal-Mart Stores, Inc.	42,889	3,132

		4,706

Retail - Discretionary - 2.8%
Bed Bath & Beyond, Inc.	10,046	434
Best Buy Co., Inc.	19,002	582
Dillard’s, Inc., Class A	279	17
GameStop Corp., Class A	1,883	50
Genuine Parts Co.	5,040	510
Kohl’s Corp.	11,080	420
Macy’s, Inc.	11,845	398
Staples, Inc.	2,768	24

		2,435

Semiconductors - 1.9%
Intel Corp.	11,637	382
NVIDIA Corp.	2,130	100
QUALCOMM, Inc.	22,547	1,208

		1,690

Software - 1.7%
ANSYS, Inc.*	7,837	711
CA, Inc.	23,825	782

		1,493

Specialty Finance - 1.5%
Capital One Financial Corp.	3,824	243
CIT Group, Inc.	20,426	652

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Specialty Finance - 1.5% continued
Navient Corp.	35,665	$426
Santander Consumer USA Holdings, Inc.*	1,849	19

		1,340

Technology Services - 3.5%
Computer Sciences Corp.	10,883	540
DST Systems, Inc.	5,815	677
Leidos Holdings, Inc.	200	10
Teradata Corp.*	15,202	381
Thomson Reuters Corp.	19,965	807
Xerox Corp.	68,549	651

		3,066

Telecom - 0.8%
CenturyLink, Inc.	24,760	718

Utilities - 6.2%
American Electric Power Co., Inc.	2,919	205
Calpine Corp.*	47,229	697
Consolidated Edison, Inc.	1,374	110
Duke Energy Corp.	18,773	1,610
Edison International	7,081	550
Exelon Corp.	4,752	173
FirstEnergy Corp.	21,821	762
OGE Energy Corp.	25,444	833
Public Service Enterprise Group, Inc.	10,993	512

		5,452

Total Common Stocks (Cost $84,621)		86,527

RIGHTS - 0.0%
Real Estate Investment Trusts - 0.0%
Property Development Centers LLC (Contingent Value Rights)*	24,083	1

Retail - Consumer Staples - 0.0%
Casa Ley (Contingent Value Rights)*	24,083	24

Total Rights (Cost $25)		25

INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	1,118,606	1,119

Total Investment Companies (Cost $1,119)		1,119

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.30%, 9/15/16(3) (4)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 99.9% (Cost $85,915)		87,821

Other Assets less Liabilities - 0.1%		65

NET ASSETS - 100.0%		$87,886

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of June 30, 2016 is disclosed.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	11	$1,150	Long	9/16	$32

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.8%
Consumer Staples	8.5
Energy	11.1
Financials	26.0
Health Care	14.9
Industrials	8.8
Information Technology	12.8
Materials	4.0
Telecommunication Services	0.8
Utilities	6.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$86,527	$—	$—	$86,527
Rights(1)	—	25	—	25
Investment Companies	1,119	—	—	1,119
Short-Term Investments	—	150	—	150

Total Investments	$87,646	$175	$—	$87,821

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$32	$—	$—	$32

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$86,109

Gross tax appreciation of investments	$9,326
Gross tax depreciation of investments	(7,614)

Net tax appreciation of investments	$1,712

Transactions in affiliated investments for the six months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$717	$3,256	$2,854	$1	$1,119

EQUITY FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2%
Aerospace & Defense - 1.4%
AAR Corp.	8,921	$208
Aerojet Rocketdyne Holdings, Inc.*	13,402	245
Aerovironment, Inc.*	4,591	128
Astronics Corp.*	7,024	234
Astronics Corp., Class B*	1,151	38
Ducommun, Inc.*	3,031	60
Esterline Technologies Corp.*	7,840	486
HEICO Corp.	10,203	682
KLX, Inc.*	13,984	434
LMI Aerospace, Inc.*	1,647	13
Moog, Inc., Class A*	8,196	442
Sevcon, Inc.*	540	5
SIFCO Industries, Inc.*	452	4
Smith & Wesson Holding Corp.*	13,761	374
Sturm Ruger & Co., Inc.	4,739	303
TASER International, Inc.*	14,103	351
Teledyne Technologies, Inc.*	9,301	921
Triumph Group, Inc.	7,962	283
Woodward, Inc.	16,326	941

		6,152

Apparel & Textile Products - 0.8%
Albany International Corp., Class A	7,451	298
Cherokee, Inc.*	387	4
Columbia Sportswear Co.	7,388	425
Crocs, Inc.*	20,517	231
Culp, Inc.	3,981	110
Deckers Outdoor Corp.*	8,354	481
Delta Apparel, Inc.*	8,600	194
Iconix Brand Group, Inc.*	7,086	48
Movado Group, Inc.	3,462	75
Oxford Industries, Inc.	2,899	164
Perry Ellis International, Inc.*	2,618	53
Steven Madden Ltd.*	14,420	493
Superior Uniform Group, Inc.	7,600	145
Tumi Holdings, Inc.*	6,900	184
Unifi, Inc.*	6,738	183
Weyco Group, Inc.	3,402	95
Wolverine World Wide, Inc.	26,380	536

		3,719

Asset Management - 0.7%
Altisource Asset Management Corp.*	3,266	48
Artisan Partners Asset Management, Inc., Class A	8,778	243
Ashford, Inc.*	192	10
Associated Capital Group, Inc., Class A	6,357	182
Calamos Asset Management, Inc., Class A	1,974	14
Cohen & Steers, Inc.	5,984	242
Diamond Hill Investment Group, Inc.	999	188
Financial Engines, Inc.	12,047	312
GAMCO Investors, Inc., Class A	2,580	85
Janus Capital Group, Inc.	34,198	476
Manning & Napier, Inc.	12,759	121
NorthStar Asset Management Group, Inc.	16,796	171
Pzena Investment Management, Inc., Class A	4,272	33
Safeguard Scientifics, Inc.*	2,953	37
Siebert Financial Corp.*	919	1
StoneCastle Financial Corp.	3,879	71
Virtus Investment Partners, Inc.	2,406	171
Waddell & Reed Financial, Inc., Class A	19,598	337
Westwood Holdings Group, Inc.	2,523	131
WisdomTree Investments, Inc.	18,499	181

		3,054

Automotive - 0.9%
American Axle & Manufacturing Holdings, Inc.*	19,441	282
Cooper Tire & Rubber Co.	11,737	350
Cooper-Standard Holding, Inc.*	3,499	276
Dana Holding Corp.	39,118	413
Dorman Products, Inc.*	9,828	562
Gentherm, Inc.*	9,236	316
Horizon Global Corp.*	2,525	29
Metaldyne Performance Group, Inc.	6,839	94
Methode Electronics, Inc.	7,640	262
Miller Industries, Inc.	8,669	178
Modine Manufacturing Co.*	2,573	23
Motorcar Parts of America, Inc.*	6,227	169
Standard Motor Products, Inc.	7,198	286
Strattec Security Corp.	531	22
Superior Industries International, Inc.	4,880	131
Tenneco, Inc.*	14,761	688
Unique Fabricating, Inc.	300	4

		4,085

Banking - 9.5%
1st Source Corp.	5,768	187
Access National Corp.	6,646	130
American National Bankshares, Inc.	2,747	69
Ameris Bancorp	5,906	175

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Banking - 9.5% continued
Ames National Corp.	2,606	$70
Arrow Financial Corp.	7,648	232
Astoria Financial Corp.	11,005	169
Athens Bancshares Corp.	2,700	70
Banc of California, Inc.	6,516	118
BancFirst Corp.	3,699	223
Banco Latinoamericano de Comercio Exterior S.A.	8,434	224
Bancorp (The), Inc.*	1,392	8
BancorpSouth, Inc.	22,462	510
Bank Mutual Corp.	5,374	41
Bank of Hawaii Corp.	7,099	488
Bank of Marin Bancorp	3,981	193
Bank of South Carolina Corp.	110	2
Bank of the Ozarks, Inc.	18,143	681
BankFinancial Corp.	1,731	21
Bankwell Financial Group, Inc.	1,021	23
Banner Corp.	2,609	111
Bar Harbor Bankshares	2,863	101
BBCN Bancorp, Inc.	13,447	201
BCB Bancorp, Inc.	508	5
Beneficial Bancorp, Inc.*	19,215	244
Berkshire Bancorp, Inc.	121	1
Berkshire Hills Bancorp, Inc.	9,513	256
Blue Hills Bancorp, Inc.	7,656	113
BNC Bancorp	8,268	188
BofI Holding, Inc.*	14,711	261
Boston Private Financial Holdings, Inc.	16,201	191
Bridge Bancorp, Inc.	3,879	110
Brookline Bancorp, Inc.	21,958	242
Bryn Mawr Bank Corp.	5,150	150
C&F Financial Corp.	450	20
California First National Bancorp	1,639	24
Camden National Corp.	2,740	115
Capital Bank Financial Corp., Class A	5,206	150
Capital City Bank Group, Inc.	4,118	57
Capitol Federal Financial, Inc.	32,736	457
Cardinal Financial Corp.	9,823	216
Cascade Bancorp*	5,717	32
Cathay General Bancorp	18,644	526
CenterState Banks, Inc.	8,068	127
Central Pacific Financial Corp.	4,798	113
Century Bancorp, Inc., Class A	5,070	215
Chemical Financial Corp.	7,838	292
Chicopee Bancorp, Inc.	784	14
Citizens & Northern Corp.	752	15
City Holding Co.	5,096	232
Clifton Bancorp, Inc.	7,036	106
CoBiz Financial, Inc.	1,571	18
Columbia Banking System, Inc.	13,415	376
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	9,982	410
Community Trust Bancorp, Inc.	6,060	210
ConnectOne Bancorp, Inc.	5,361	84
Customers Bancorp, Inc.*	9,799	246
CVB Financial Corp.	24,724	405
Dime Community Bancshares, Inc.	7,571	129
DNB Financial Corp.	4,581	108
Eagle Bancorp, Inc.*	7,014	337
Enterprise Bancorp, Inc.	635	15
Enterprise Financial Services Corp.	769	21
ESSA Bancorp, Inc.	9,572	128
EverBank Financial Corp.	16,000	238
Farmers Capital Bank Corp.	3,474	95
FCB Financial Holdings, Inc., Class A*	6,788	231
Fidelity Southern Corp.	1,725	27
Financial Institutions, Inc.	7,983	208
First Bancorp	8,236	145
First Bancorp, Inc.	2,996	65
First Busey Corp.	11,356	243
First Citizens BancShares, Inc., Class A	1,756	455
First Clover Leaf Financial Corp.	167	2
First Commonwealth Financial Corp.	20,619	190
First Community Bancshares, Inc.	4,715	106
First Connecticut Bancorp, Inc.	6,941	115
First Defiance Financial Corp.	4,380	170
First Financial Bancorp	14,553	283
First Financial Bankshares, Inc.	14,924	489
First Financial Corp.	2,686	98
First Financial Northwest, Inc.	699	9
First Internet Bancorp	7,656	182
First Interstate BancSystem, Inc., Class A	6,227	175
First Merchants Corp.	9,486	237
First Midwest Bancorp, Inc.	18,103	318
First NBC Bank Holding Co.*	2,348	39
First of Long Island (The) Corp.	8,099	232
First South Bancorp, Inc.	344	3
FirstMerit Corp.	22,803	462
Flushing Financial Corp.	4,557	91

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Banking - 9.5% continued
FNB Corp.	47,164	$591
Fox Chase Bancorp, Inc.	5,333	108
Fulton Financial Corp.	41,105	555
German American Bancorp, Inc.	340	11
Glacier Bancorp, Inc.	17,586	467
Great Southern Bancorp, Inc.	5,507	204
Great Western Bancorp, Inc.	7,373	233
Guaranty Bancorp	849	14
Hancock Holding Co.	18,134	474
Hanmi Financial Corp.	9,751	229
Hawthorn Bancshares, Inc.	1,028	14
Heartland Financial USA, Inc.	6,237	220
Heritage Financial Corp.	1,052	19
Hilltop Holdings, Inc.*	17,695	371
Hingham Institution for Savings	65	8
Home BancShares, Inc.	26,572	526
Home Federal Bancorp, Inc.	2,915	63
IBERIABANK Corp.	8,889	531
Independent Bank Corp.	6,384	292
Independent Bank Group, Inc.	3,981	171
International Bancshares Corp.	9,527	249
Investors Bancorp, Inc.	76,357	846
Kearny Financial Corp.	21,727	273
Kentucky First Federal Bancorp	724	6
Lake Shore Bancorp, Inc.	300	4
Lakeland Bancorp, Inc.	7,952	91
Lakeland Financial Corp.	3,470	163
Landmark Bancorp, Inc.	5,286	134
LegacyTexas Financial Group, Inc.	9,283	250
MainSource Financial Group, Inc.	1,183	26
MB Financial, Inc.	17,485	634
Mercantile Bank Corp.	5,614	134
Merchants Bancshares, Inc.	6,561	200
Meridian Bancorp, Inc.	15,592	230
Middleburg Financial Corp.	2,277	62
MidSouth Bancorp, Inc.	762	8
MidWestOne Financial Group, Inc.	464	13
MSB Financial Corp.*	2,450	34
MutualFirst Financial, Inc.	378	10
NASB Financial, Inc.	4,247	127
National Bank Holdings Corp., Class A	7,860	160
National Bankshares, Inc.	1,851	65
National Commerce Corp.*	4,695	110
NBT Bancorp, Inc.	9,721	278
Northeast Community Bancorp, Inc.	897	6
Northfield Bancorp, Inc.	15,612	232
Northrim BanCorp, Inc.	3,109	82
Northwest Bancshares, Inc.	16,871	250
Norwood Financial Corp.	2,082	58
OceanFirst Financial Corp.	5,968	108
OFG Bancorp	7,708	64
Ohio Valley Banc Corp.	719	16
Old National Bancorp	27,191	341
Opus Bank	2,246	76
Oritani Financial Corp.	15,977	255
Pacific Continental Corp.	780	12
Pacific Premier Bancorp, Inc.*	4,593	110
Park National Corp.	2,220	204
Peapack Gladstone Financial Corp.	4,393	81
Peoples Bancorp, Inc.	800	17
Peoples Financial Corp.*	236	2
Peoples Financial Services Corp.	408	16
Pinnacle Financial Partners, Inc.	7,267	355
Popular, Inc.	11,155	327
Preferred Bank	2,654	77
Premier Financial Bancorp, Inc.	1,841	31
PrivateBancorp, Inc.	18,303	806
Prosperity Bancshares, Inc.	16,254	829
Provident Financial Services, Inc.	15,224	299
Prudential Bancorp, Inc.	1,021	14
QCR Holdings, Inc.	7,429	202
Renasant Corp.	9,380	303
Republic Bancorp, Inc., Class A	1,812	50
Republic First Bancorp, Inc.*	25,001	108
S&T Bancorp, Inc.	9,168	224
Sandy Spring Bancorp, Inc.	7,985	232
Seacoast Banking Corp. of Florida*	858	14
ServisFirst Bancshares, Inc.	5,206	257
Severn Bancorp, Inc.*	1,292	8
Shore Bancshares, Inc.	691	8
SI Financial Group, Inc.	797	11
Sierra Bancorp	800	13
Simmons First National Corp., Class A	6,963	322
South State Corp.	6,483	441
Southern National Bancorp of Virginia, Inc.	669	8
Southside Bancshares, Inc.	7,486	231
Southwest Bancorp, Inc.	794	13
State Bank Financial Corp.	13,168	268

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Banking - 9.5% continued
Sterling Bancorp	22,993	$361
Stock Yards Bancorp, Inc.	8,697	246
Suffolk Bancorp	712	22
Sun Bancorp, Inc.*	295	6
Talmer Bancorp, Inc., Class A	4,900	94
TCF Financial Corp.	27,356	346
Texas Capital Bancshares, Inc.*	6,440	301
Tompkins Financial Corp.	4,270	278
Towne Bank	10,754	233
TriCo Bancshares	2,958	82
TrustCo Bank Corp. NY	9,248	59
Trustmark Corp.	15,749	391
UMB Financial Corp.	7,550	402
Umpqua Holdings Corp.	51,349	794
Union Bankshares Corp.	9,950	246
United Bancorp, Inc.	498	5
United Bankshares, Inc.	16,192	607
United Community Banks, Inc.	12,367	226
United Financial Bancorp, Inc.	6,456	84
Univest Corp. of Pennsylvania	496	10
Valley National Bancorp	54,093	493
Washington Federal, Inc.	22,048	535
Washington Trust Bancorp, Inc.	3,438	130
Waterstone Financial, Inc.	3,734	57
Webster Financial Corp.	21,137	718
WesBanco, Inc.	9,101	283
West Bancorporation, Inc.	2,808	52
Westamerica Bancorporation	6,033	297
Western Alliance Bancorp*	19,970	652
Westfield Financial, Inc.	2,191	17
Wilshire Bancorp, Inc.	14,235	148
Wintrust Financial Corp.	6,710	342
WSFS Financial Corp.	8,724	281
Yadkin Financial Corp.	10,074	253

		41,557

Biotechnology & Pharmaceuticals - 5.0%
ACADIA Pharmaceuticals, Inc.*	1,421	46
Aceto Corp.	5,069	111
Achillion Pharmaceuticals, Inc.*	28,714	224
Aclaris Therapeutics, Inc.*	5,818	107
Acorda Therapeutics, Inc.*	7,581	193
Adamas Pharmaceuticals, Inc.*	7,349	111
Adamis Pharmaceuticals Corp.*	3,060	9
Advaxis, Inc.*	9,187	74
Adverum Biotechnologies, Inc.*	3,062	10
Aegerion Pharmaceuticals, Inc.*	5,144	8
Aerie Pharmaceuticals, Inc.*	9,901	174
Agenus, Inc.*	13,780	56
Agios Pharmaceuticals, Inc.*	2,100	88
Akorn, Inc.*	10,993	313
Albany Molecular Research, Inc.*	10,451	140
Alder Biopharmaceuticals, Inc.*	2,858	71
Aldeyra Therapeutics, Inc.*	3,924	22
AMAG Pharmaceuticals, Inc.*	12,249	293
Amicus Therapeutics, Inc.*	6,737	37
Amphastar Pharmaceuticals, Inc.*	13,270	214
ANI Pharmaceuticals, Inc.*	2,960	165
Anika Therapeutics, Inc.*	6,069	326
Aquinox Pharmaceuticals, Inc.*	17,047	113
Aralez Pharmaceuticals, Inc.*	10,944	36
Aratana Therapeutics, Inc.*	4,695	30
Ardelyx, Inc.*	7,962	70
Arena Pharmaceuticals, Inc.*	38,054	65
Array BioPharma, Inc.*	17,041	61
Assembly Biosciences, Inc.*	7,349	41
Asterias Biotherapeutics, Inc.	2,858	7
Atara Biotherapeutics, Inc.*	7,758	175
Avexis, Inc.*	2,756	105
Bellicum Pharmaceuticals, Inc.*	11,841	153
BioCryst Pharmaceuticals, Inc.*	9,098	26
BioDelivery Sciences International, Inc.*	15,307	36
BioSpecifics Technologies Corp.*	4,442	177
Biostage, Inc.*	481	1
Blueprint Medicines Corp.*	3,471	70
Cambrex Corp.*	18,469	955
Cara Therapeutics, Inc.*	5,206	25
Celldex Therapeutics, Inc.*	7,786	34
Cellular Biomedicine Group, Inc.*	5,818	70
Cempra, Inc.*	6,022	99
Chiasma, Inc.*	3,981	12
Clovis Oncology, Inc.*	14,496	199
Coherus Biosciences, Inc.*	4,389	74
Collegium Pharmaceutical, Inc.*	11,637	138
Concert Pharmaceuticals, Inc.*	15,311	172
CorMedix, Inc.*	2,400	5
Curis, Inc.(1) *	68	—
Cytokinetics, Inc.*	19,598	186
Depomed, Inc.*	13,107	257

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Biotechnology & Pharmaceuticals - 5.0% continued
Dermira, Inc.*	6,941	$203
Dicerna Pharmaceuticals, Inc.*	4,695	14
Dipexium Pharmaceuticals, Inc.*	11,432	113
Dynavax Technologies Corp.*	13,858	202
Eagle Pharmaceuticals, Inc.*	3,953	153
Egalet Corp.*	4,695	23
Eiger BioPharmaceuticals, Inc.*	353	7
Emergent BioSolutions, Inc.*	10,317	290
Enanta Pharmaceuticals, Inc.*	7,554	167
Epizyme, Inc.*	6,533	67
Esperion Therapeutics, Inc.*	10,105	100
Exelixis, Inc.*	30,827	241
FibroGen, Inc.*	7,145	117
Five Prime Therapeutics, Inc.*	2,640	109
Flexion Therapeutics, Inc.*	15,720	235
Geron Corp.*	18,782	50
Global Blood Therapeutics, Inc.*	6,227	103
Heron Therapeutics, Inc.*	1,637	30
Heska Corp.*	5,451	203
Ignyta, Inc.*	7,000	38
Immune Design Corp.*	6,227	51
ImmunoGen, Inc.*	15,092	47
Immunomedics, Inc.*	18,058	42
Impax Laboratories, Inc.*	17,818	514
Imprimis Pharmaceuticals, Inc.*	16,800	63
Infinity Pharmaceuticals, Inc.*	17,491	23
Innoviva, Inc.	20,823	219
Inovio Pharmaceuticals, Inc.*	20,341	188
Insmed, Inc.*	19,094	188
Insys Therapeutics, Inc.*	14,801	192
Intersect ENT, Inc.*	15,924	206
Intra-Cellular Therapies, Inc.*	632	25
Juniper Pharmaceuticals, Inc.*	10,514	74
KemPharm, Inc.*	4,287	17
Keryx Biopharmaceuticals, Inc.*	1,093	7
La Jolla Pharmaceutical Co.*	12,249	196
Lannett Co., Inc.*	12,167	289
Lexicon Pharmaceuticals, Inc.*	15,584	224
Ligand Pharmaceuticals, Inc.*	9,997	1,192
Lion Biotechnologies, Inc.*	3,164	26
Lipocine, Inc.*	1,768	5
Loxo Oncology, Inc.*	7,656	177
MacroGenics, Inc.*	7,860	212
Medicines (The) Co.*	11,632	391
Merrimack Pharmaceuticals, Inc.*	12,044	65
Minerva Neurosciences, Inc.*	10,922	112
Mirati Therapeutics, Inc.*	3,062	17
Momenta Pharmaceuticals, Inc.*	11,929	129
Natural Alternatives International, Inc.*	729	8
Nature’s Sunshine Products, Inc.	6,944	66
Nektar Therapeutics*	20,631	294
Neurocrine Biosciences, Inc.*	10,724	487
Neuroderm Ltd.*	6,635	108
NewLink Genetics Corp.*	14,393	162
Novavax, Inc.*	44,463	323
Nutraceutical International Corp.*	6,647	154
Ocular Therapeutix, Inc.*	4,695	23
Ohr Pharmaceutical, Inc.*	7,656	21
Omega Protein Corp.*	949	19
Omeros Corp.*	19,190	202
OncoMed Pharmaceuticals, Inc.*	13,474	166
Osiris Therapeutics, Inc.*	9,252	47
Otonomy, Inc.*	11,228	178
Pacira Pharmaceuticals, Inc.*	7,758	262
Paratek Pharmaceuticals, Inc.*	12,663	176
PDL BioPharma, Inc.	21,731	68
Pfenex, Inc.*	2,348	20
Phibro Animal Health Corp., Class A	10,105	189
Prestige Brands Holdings, Inc.*	12,912	715
Progenics Pharmaceuticals, Inc.*	2,300	10
ProQR Therapeutics N.V.*	2,654	13
Proteostasis Therapeutics, Inc.*	6,737	82
Prothena Corp. PLC*	1,535	54
PTC Therapeutics, Inc.*	3,076	22
Raptor Pharmaceutical Corp.*	14,933	80
Recro Pharma, Inc.*	2,048	16
Relypsa, Inc.*	6,227	115
Retrophin, Inc.*	7,640	136
Revance Therapeutics, Inc.*	12,045	164
Sagent Pharmaceuticals, Inc.*	15,155	227
Sangamo BioSciences, Inc.*	33,872	196
Sarepta Therapeutics, Inc.*	3,797	72
SciClone Pharmaceuticals, Inc.*	18,830	246
Sorrento Therapeutics, Inc.*	32,052	180
Spark Therapeutics, Inc.*	2,450	125
Spectrum Pharmaceuticals, Inc.*	2,568	17
Stemline Therapeutics, Inc.*	3,777	26
Sucampo Pharmaceuticals, Inc., Class A*	11,458	126

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Biotechnology & Pharmaceuticals - 5.0% continued
Supernus Pharmaceuticals, Inc.*	6,533	$133
TESARO, Inc.*	4,357	366
TG Therapeutics, Inc.*	15,209	92
TherapeuticsMD, Inc.*	8,574	73
Theravance Biopharma, Inc.*	6,431	146
Tobira Therapeutics, Inc.*	16,026	201
Tokai Pharmaceuticals, Inc.*	12,045	66
Tonix Pharmaceuticals Holding Corp.*	6,635	13
USANA Health Sciences, Inc.*	3,359	374
Vanda Pharmaceuticals, Inc.*	18,065	202
Versartis, Inc.*	16,536	183
Vitae Pharmaceuticals, Inc.*	11,534	124
Vital Therapies, Inc.*	7,860	49
WaVe Life Sciences Ltd.*	5,716	118
XBiotech, Inc.*	6,941	145
Xencor, Inc.*	9,799	186
XenoPort, Inc.*	10,100	71
ZIOPHARM Oncology, Inc.*	12,908	71
Zogenix, Inc.*	10,003	81

		21,829

Chemicals - 2.0%
A. Schulman, Inc.	9,941	243
American Vanguard Corp.	4,061	61
Axiall Corp.	9,864	322
Balchem Corp.	8,236	491
Calgon Carbon Corp.	16,612	218
Chemtura Corp.*	18,463	487
CSW Industrials, Inc.*	3,368	110
Ferro Corp.*	15,932	213
FutureFuel Corp.	13,779	150
H.B. Fuller Co.	13,419	590
Hawkins, Inc.	5,810	252
Innophos Holdings, Inc.	6,437	272
Innospec, Inc.	6,165	283
KMG Chemicals, Inc.	5,222	136
Koppers Holdings, Inc.*	11,607	357
Kraton Performance Polymers, Inc.*	8,663	242
Kronos Worldwide, Inc.	700	4
Landec Corp.*	2,960	32
LSB Industries, Inc.*	912	11
Lydall, Inc.*	2,858	110
Materion Corp.	8,503	210
Minerals Technologies, Inc.	7,637	434
Oil-Dri Corp. of America	3,264	113
Olin Corp.	12,745	316
OMNOVA Solutions, Inc.*	1,708	12
Platform Specialty Products Corp.*	35,114	312
PolyOne Corp.	6,014	212
Quaker Chemical Corp.	3,765	336
Sensient Technologies Corp.	12,438	884
Stepan Co.	4,231	252
Synalloy Corp.	100	1
Trinseo S.A.	2,348	101
Univar, Inc.*	6,022	114
WD-40 Co.	6,133	720

		8,601

Commercial Services - 2.8%
ABM Industries, Inc.	14,820	541
Advisory Board (The) Co.*	8,620	305
AMN Healthcare Services, Inc.*	11,575	463
ARC Document Solutions, Inc.*	2,885	11
Ascent Capital Group, Inc., Class A*	1,346	21
Barrett Business Services, Inc.	3,910	161
Brady Corp., Class A	12,603	385
Brink’s (The) Co.	8,528	243
CBIZ, Inc.*	19,926	207
CDI Corp.	1,478	9
CEB, Inc.	8,818	544
Cimpress N.V.*	7,947	735
Collectors Universe, Inc.	10,069	199
Computer Task Group, Inc.	1,964	10
CorVel Corp.*	4,891	211
CRA International, Inc.*	9,721	245
Cross Country Healthcare, Inc.*	14,639	204
Deluxe Corp.	13,207	876
Ennis, Inc.	5,037	97
Franklin Covey Co.*	957	15
FTI Consulting, Inc.*	10,980	447
G&K Services, Inc., Class A	5,284	405
GP Strategies Corp.*	8,660	188
Hackett Group (The), Inc.	10,452	145
Healthcare Services Group, Inc.	18,858	780
HMS Holdings Corp.*	20,545	362
Huron Consulting Group, Inc.*	5,247	317
Information Services Group, Inc.*	10,169	38
Innodata, Inc.*	1,821	4
Insperity, Inc.	4,288	331
Intersections, Inc.*	576	1

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Commercial Services - 2.8% continued
Kelly Services, Inc., Class A	5,312	$101
Kforce, Inc.	12,352	209
Korn/Ferry International	13,421	278
LifeLock, Inc.*	11,228	177
National Research Corp., Class A	7,291	100
Navigant Consulting, Inc.*	14,397	232
On Assignment, Inc.*	13,693	506
Quad/Graphics, Inc.	5,206	121
R.R. Donnelley & Sons Co.	7,146	121
Resources Connection, Inc.	8,370	124
RPX Corp.*	10,922	100
Sotheby’s	14,159	388
SP Plus Corp.*	4,677	106
TriNet Group, Inc.*	4,798	100
TrueBlue, Inc.*	10,361	196
UniFirst Corp.	3,974	460
Vectrus, Inc.*	7,656	218
Viad Corp.	4,711	146
Volt Information Sciences, Inc.*	2,657	16
Where Food Comes From, Inc.*	1,000	2

		12,201

Construction Materials - 0.9%
Advanced Drainage Systems, Inc.	8,881	243
Apogee Enterprises, Inc.	7,370	342
Boise Cascade Co.*	10,514	241
Continental Building Products, Inc.*	5,104	114
Deltic Timber Corp.	3,819	256
Headwaters, Inc.*	19,727	354
Louisiana-Pacific Corp.*	37,907	658
Patrick Industries, Inc.*	5,104	308
Ply Gem Holdings, Inc.*	7,758	113
Summit Materials, Inc., Class A*	5,512	113
Tecnoglass, Inc.*	6,124	69
Trex Co., Inc.*	7,370	331
United States Lime & Minerals, Inc.	4,075	240
Universal Forest Products, Inc.	5,268	488
US Concrete, Inc.*	3,368	205

		4,075

Consumer Products - 2.2%
Adecoagro S.A.*	24,685	271
Alico, Inc.	1,195	36
B&G Foods, Inc.	12,712	613
Boston Beer (The) Co., Inc., Class A*	1,339	229
Bridgford Foods Corp.*	366	5
Cal-Maine Foods, Inc.	6,139	272
Central Garden & Pet Co., Class A*	4,302	93
Clearwater Paper Corp.*	3,353	219
Coca-Cola Bottling Co. Consolidated	1,681	248
Craft Brew Alliance, Inc.*	7,461	86
Darling Ingredients, Inc.*	27,613	411
Dean Foods Co.	12,045	218
Elizabeth Arden, Inc.*	1,373	19
Farmer Brothers Co.*	6,853	220
Female Health (The) Co.*	935	1
Fresh Del Monte Produce, Inc.	6,737	367
Golden Enterprises, Inc.	454	3
Helen of Troy Ltd.*	7,274	748
HRG Group, Inc.*	12,902	177
Inter Parfums, Inc.	5,119	146
J&J Snack Foods Corp.	4,196	500
John B. Sanfilippo & Son, Inc.	2,450	104
Lancaster Colony Corp.	4,015	512
Lifeway Foods, Inc.*	296	3
National Beverage Corp.*	12,469	783
Orchids Paper Products Co.	496	18
Post Holdings, Inc.*	5,498	455
Revlon, Inc., Class A*	496	16
Sanderson Farms, Inc.	4,203	364
Seaboard Corp.*	60	172
Seneca Foods Corp., Class A*	302	11
Snyder’s-Lance, Inc.	14,125	479
Tejon Ranch Co.*	2,898	69
TerraVia Holdings, Inc.*	58,091	152
Tootsie Roll Industries, Inc.	12,000	462
TreeHouse Foods, Inc.*	7,186	738
United-Guardian, Inc.	502	8
Universal Corp.	3,732	216
Vector Group Ltd.	17,448	391

		9,835

Consumer Services - 0.7%
Aaron’s, Inc.	16,629	364
American Public Education, Inc.*	5,725	161
Apollo Education Group, Inc.*	19,200	175
Bridgepoint Education, Inc.*	782	6
Bright Horizons Family Solutions, Inc.*	5,308	352
Capella Education Co.	3,273	172
DeVry Education Group, Inc.	16,307	291

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Consumer Services - 0.7% continued
Grand Canyon Education, Inc.*	12,013	$480
K12, Inc.*	8,953	112
Matthews International Corp., Class A	8,701	484
Medifast, Inc.	496	16
Nutrisystem, Inc.	9,901	251
Regis Corp.*	9,531	119
Rent-A-Center, Inc.	7,425	91
Strayer Education, Inc.*	3,980	195

		3,269

Containers & Packaging - 0.5%
AEP Industries, Inc.	2,385	192
Berry Plastics Group, Inc.*	16,932	658
Greif, Inc., Class A	8,166	304
KapStone Paper and Packaging Corp.	22,684	295
Multi-Color Corp.	3,243	206
Myers Industries, Inc.	3,637	52
Tredegar Corp.	13,405	216
UFP Technologies, Inc.*	5,308	120

		2,043

Design, Manufacturing & Distribution - 0.4%
Benchmark Electronics, Inc.*	12,048	255
CTS Corp.	7,154	128
Fabrinet*	8,574	318
Plexus Corp.*	8,118	351
Sanmina Corp.*	19,046	510
Transcat, Inc.*	83	1

		1,563

Distributors - Consumer Staples - 0.3%
Andersons (The), Inc.	4,634	165
Calavo Growers, Inc.	3,885	260
Core-Mark Holding Co., Inc.	11,759	551
United Natural Foods, Inc.*	10,219	478

		1,454

Distributors - Discretionary - 0.9%
Bassett Furniture Industries, Inc.	6,635	159
ePlus, Inc.*	4,106	336
Essendant, Inc.	11,769	360
FTD Cos., Inc.*	7,937	198
G-III Apparel Group Ltd.*	9,568	438
Insight Enterprises, Inc.*	11,602	302
PC Connection, Inc.	8,662	206
PCM, Inc.*	977	11
ScanSource, Inc.*	7,977	296
SYNNEX Corp.	6,927	657
Systemax, Inc.*	7,061	60
Tech Data Corp.*	8,871	637
Veritiv Corp.*	2,858	107
Wayside Technology Group, Inc.	6,040	109

		3,876

Electrical Equipment - 1.6%
AAON, Inc.	18,384	506
American Science & Engineering, Inc.	503	19
Argan, Inc.	4,229	176
Babcock & Wilcox Enterprises, Inc.*	14,188	208
Badger Meter, Inc.	3,713	271
Bel Fuse, Inc., Class B	10,725	191
Belden, Inc.	10,088	609
Chase Corp.	465	27
Cognex Corp.	14,945	644
Compx International, Inc.(1)	1	—
CyberOptics Corp.*	2,446	37
ESCO Technologies, Inc.	6,901	276
Espey Manufacturing & Electronics Corp.	7,582	197
FARO Technologies, Inc.*	4,734	160
Generac Holdings, Inc.*	18,279	639
General Cable Corp.	9,085	115
Houston Wire & Cable Co.	1,907	10
Itron, Inc.*	4,753	205
Kimball Electronics, Inc.*	2,702	34
Landauer, Inc.	5,002	206
Littelfuse, Inc.	5,505	651
LSI Industries, Inc.	447	5
Mesa Laboratories, Inc.	1,817	224
MOCON, Inc.	6,104	86
NL Industries, Inc.*	1,244	3
Nortek, Inc.*	4,124	245
Novanta, Inc.*	13,369	203
Orion Energy Systems, Inc.*	1,232	1
OSI Systems, Inc.*	4,160	242
Powell Industries, Inc.	5,884	231
Preformed Line Products Co.	2,103	85
SPX Corp.*	13,882	206
Stoneridge, Inc.*	987	15
Watts Water Technologies, Inc., Class A	7,495	437

		7,164

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Engineering & Construction Services - 1.2%
Comfort Systems USA, Inc.	7,276	$237
Dycom Industries, Inc.*	8,971	805
EMCOR Group, Inc.	16,563	816
EnerNOC, Inc.*	6,533	41
Exponent, Inc.	10,347	604
Granite Construction, Inc.	10,384	473
Great Lakes Dredge & Dock Corp.*	3,940	17
IES Holdings, Inc.*	1,354	17
Installed Building Products, Inc.*	6,635	241
Kratos Defense & Security Solutions, Inc.*	382	2
MasTec, Inc.*	17,628	394
Mistras Group, Inc.*	5,512	132
MYR Group, Inc.*	7,105	171
NV5 Global, Inc.*	4,083	116
Orion Group Holdings, Inc.(1) *	17	—
Primoris Services Corp.	7,554	143
Team, Inc.*	9,594	238
TopBuild Corp.*	9,901	358
TRC Cos., Inc.*	1,911	12
Tutor Perini Corp.*	9,901	233
VSE Corp.	3,168	212
Willbros Group, Inc.*	4,699	12

		5,274

Forest & Paper Products - 0.4%
Domtar Corp.	12,378	434
Mercer International, Inc.	9,799	78
Neenah Paper, Inc.	6,592	477
P.H. Glatfelter Co.	9,576	187
Resolute Forest Products, Inc.*	31,385	166
Schweitzer-Mauduit International, Inc.	9,757	344

		1,686

Gaming, Lodging & Restaurants - 2.9%
Belmond Ltd., Class A*	25,042	248
Biglari Holdings, Inc.*	577	233
BJ’s Restaurants, Inc.*	5,661	248
Bloomin’ Brands, Inc.	29,908	535
Bob Evans Farms, Inc.	4,586	174
Bojangles’,Inc.*	10,105	171
Boyd Gaming Corp.*	20,423	376
Brinker International, Inc.	1,599	73
Buffalo Wild Wings, Inc.*	4,849	674
Carrols Restaurant Group, Inc.*	10,657	127
Cheesecake Factory (The), Inc.	12,531	603
Choice Hotels International, Inc.	2,835	135
Churchill Downs, Inc.	3,322	420
Chuy’s Holdings, Inc.*	5,818	201
Cracker Barrel Old Country Store, Inc.	4,859	833
Dave & Buster’s Entertainment, Inc.*	6,329	296
Denny’s Corp.*	23,460	252
Diamond Resorts International, Inc.*	10,616	318
DineEquity, Inc.	4,301	365
El Pollo Loco Holdings, Inc.*	715	9
Famous Dave’s of America, Inc.*	2,161	11
Fiesta Restaurant Group, Inc.*	8,418	184
Flanigan’s Enterprises, Inc.	3,054	63
Golden Entertainment, Inc.	1,531	18
Interval Leisure Group, Inc.	7,006	111
Isle of Capri Casinos, Inc.*	9,790	179
Jack in the Box, Inc.	14,362	1,234
Kona Grill, Inc.*	6,042	65
Krispy Kreme Doughnuts, Inc.*	10,279	215
La Quinta Holdings, Inc.*	24,090	275
Luby’s, Inc.*	1,282	6
Marriott Vacations Worldwide Corp.	6,064	415
Monarch Casino & Resort, Inc.*	921	20
Morgans Hotel Group Co.*	878	2
Nathan’s Famous, Inc.*	1,632	73
Papa John’s International, Inc.	8,518	579
Penn National Gaming, Inc.*	10,922	152
Pinnacle Entertainment, Inc.*	12,664	140
Popeyes Louisiana Kitchen, Inc.*	6,023	329
Red Lion Hotels Corp.*	1,115	8
Red Robin Gourmet Burgers, Inc.*	6,529	310
Ruby Tuesday, Inc.*	9,490	34
Ruth’s Hospitality Group, Inc.	9,738	155
Scientific Games Corp., Class A*	8,878	82
Shake Shack, Inc., Class A*	2,246	82
Sonic Corp.	12,193	330
Texas Roadhouse, Inc.	17,930	818
Wendy’s (The) Co.	36,614	352
Zoe’s Kitchen, Inc.*	5,104	185

		12,718

Hardware - 3.0%
3D Systems Corp.*	16,638	228
ADTRAN, Inc.	9,809	183
AVX Corp.	11,024	150
Brocade Communications Systems, Inc.	9,876	91

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Hardware - 3.0% continued
CalAmp Corp.*	8,778	$130
Ciena Corp.*	29,912	561
Clearfield, Inc.*	4,695	84
Communications Systems, Inc.	1,695	12
Comtech Telecommunications Corp.	6,953	89
Cray, Inc.*	7,054	211
Daktronics, Inc.	10,526	66
Datalink Corp.*	7,149	54
Diebold, Inc.	15,719	390
Digimarc Corp.*	3,925	126
DTS, Inc.*	10,207	270
Eastman Kodak Co.*	13,372	215
Electronics For Imaging, Inc.*	10,044	432
Extreme Networks, Inc.*	5,737	20
FEI Co.	8,021	857
Finisar Corp.*	25,189	441
Gigamon, Inc.*	6,635	248
GoPro, Inc., Class A*	22,865	247
Harmonic, Inc.*	7,412	21
Identiv, Inc.(1) *	200	—
IMAX Corp.*	15,413	454
Immersion Corp.*	8,377	62
Imprivata, Inc.*	13,270	186
Infinera Corp.*	32,261	364
Infoblox, Inc.*	14,495	272
InterDigital, Inc.	8,761	488
Ixia*	15,234	150
Knowles Corp.*	21,130	289
Kopin Corp.*	6,955	15
KVH Industries, Inc.*	6,422	50
Lexmark International, Inc., Class A	9,396	355
Loral Space & Communications, Inc.*	2,221	78
Lumentum Holdings, Inc.*	11,330	274
Mercury Systems, Inc.*	8,983	223
MRV Communications, Inc.*	4,185	47
Multi-Fineline Electronix, Inc.*	7,300	169
NETGEAR, Inc.*	7,825	372
NetScout Systems, Inc.*	22,329	497
Nimble Storage, Inc.*	8,983	72
Numerex Corp., Class A*	1,900	14
PAR Technology Corp.*	3,628	17
PC-Tel, Inc.	1,266	6
Plantronics, Inc.	7,344	323
Polycom, Inc.*	25,457	286
QLogic Corp.*	12,200	180
Qumu Corp.*	725	3
RELM Wireless Corp.	1,735	9
Rovi Corp.*	16,428	257
Silicon Graphics International Corp.*	697	4
Sonus Networks, Inc.*	3,823	33
Stratasys Ltd.*	12,555	287
Super Micro Computer, Inc.*	9,344	232
TiVo, Inc.*	15,546	154
TransAct Technologies, Inc.	376	3
TTM Technologies, Inc.*	2,151	16
Ubiquiti Networks, Inc.*	5,175	200
Universal Electronics, Inc.*	4,054	293
UTStarcom Holdings Corp.(1) *	18	—
VeriFone Systems, Inc.*	2,507	47
ViaSat, Inc.*	10,322	737
Viavi Solutions, Inc.*	56,754	376
Vishay Precision Group, Inc.*	7,325	98
Vocera Communications, Inc.*	15,822	203
VOXX International Corp.*	16,152	45

		13,366

Health Care Facilities & Services - 3.0%
AAC Holdings, Inc.*	11,024	252
Addus HomeCare Corp.*	6,332	110
Adeptus Health, Inc., Class A*	3,777	195
Air Methods Corp.*	8,324	298
Alliance HealthCare Services, Inc.*	7,283	45
Almost Family, Inc.*	4,828	206
Amedisys, Inc.*	6,839	345
Amsurg Corp.*	7,448	578
BioScrip, Inc.*	4,888	13
Capital Senior Living Corp.*	7,654	135
Charles River Laboratories International, Inc.*	6,990	576
Chemed Corp.	6,898	940
Civitas Solutions, Inc.*	9,799	204
Digirad Corp.	1,907	10
Diplomat Pharmacy, Inc.*	6,533	229
Ensign Group (The), Inc.	13,672	287
ExamWorks Group, Inc.*	7,481	261
Genesis Healthcare, Inc.*	12,416	22
Hanger, Inc.*	5,009	37
HealthEquity, Inc.*	8,829	268
HealthSouth Corp.	22,402	870

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Health Care Facilities & Services - 3.0% continued
Healthways, Inc.*	14,740	$170
INC Research Holdings, Inc., Class A*	3,675	140
Independence Holding Co.	925	17
Kindred Healthcare, Inc.	14,559	164
LHC Group, Inc.*	3,155	137
LifePoint Health, Inc.*	5,976	391
Magellan Health, Inc.*	6,908	454
Medcath Corp.*	7,953	—
Molina Healthcare, Inc.*	9,635	481
National HealthCare Corp.	3,338	216
NeoGenomics, Inc.*	23,988	193
Owens & Minor, Inc.	15,392	575
PAREXEL International Corp.*	13,454	846
PharMerica Corp.*	11,675	288
PRA Health Sciences, Inc.*	5,206	217
Premier, Inc., Class A*	4,400	144
Providence Service (The) Corp.*	5,321	239
Select Medical Holdings Corp.*	25,617	278
Surgical Care Affiliates, Inc.*	5,308	253
Team Health Holdings, Inc.*	17,546	714
Teladoc, Inc.*	13,066	209
Triple-S Management Corp., Class B*	6,857	168
U.S. Physical Therapy, Inc.	3,894	234
Universal American Corp.	3,368	26
WellCare Health Plans, Inc.*	7,660	822

		13,257

Home & Office Products - 1.7%
ACCO Brands Corp.*	29,084	300
American Woodmark Corp.*	3,752	249
AV Homes, Inc.*	4,474	55
Beazer Homes USA, Inc.*	3,233	25
CalAtlantic Group, Inc.	14,841	545
Cavco Industries, Inc.*	2,793	262
Century Communities, Inc.*	10,105	175
CSS Industries, Inc.	8,251	221
Flexsteel Industries, Inc.	5,344	212
Griffon Corp.	7,099	120
Herman Miller, Inc.	15,743	471
HNI Corp.	11,714	545
Hooker Furniture Corp.	5,356	115
Hovnanian Enterprises, Inc., Class A*	1,553	3
Interface, Inc.	17,468	266
iRobot Corp.*	7,616	267
KB Home	21,986	334
Kimball International, Inc., Class B	3,671	42
Knoll, Inc.	12,876	313
La-Z-Boy, Inc.	13,068	364
LGI Homes, Inc.*	3,675	117
Libbey, Inc.	10,820	172
Lifetime Brands, Inc.	5,779	84
M/I Homes, Inc.*	5,486	103
Masonite International Corp.*	7,962	527
MDC Holdings, Inc.	11,974	291
Meritage Homes Corp.*	10,162	381
NACCO Industries, Inc., Class A	1,422	80
Nobility Homes, Inc.*	876	13
PGT, Inc.*	612	6
Quanex Building Products Corp.	10,072	187
St. Joe (The) Co.*	13,200	234
Stanley Furniture Co., Inc.*	1,290	3
Steelcase, Inc., Class A	18,056	245
Taylor Morrison Home Corp., Class A*	6,737	100
Virco Manufacturing Corp.*	1,676	7
WCI Communities, Inc.*	2,550	43
William Lyon Homes, Class A*	8,983	145

		7,622

Industrial Services - 0.6%
Applied Industrial Technologies, Inc.	10,659	481
DXP Enterprises, Inc.*	1,970	30
Electro Rent Corp.	1,834	28
H&E Equipment Services, Inc.	3,455	66
Kaman Corp.	7,179	305
McGrath RentCorp	8,309	254
Neff Corp., Class A*	10,718	117
Pool Corp.	11,157	1,049
TAL International Group, Inc.	3,530	48
Titan Machinery, Inc.*	800	9
Wesco Aircraft Holdings, Inc.*	16,332	219
WESCO International, Inc.*	1,532	79

		2,685

Institutional Financial Services - 0.4%
BGC Partners, Inc., Class A	30,370	265
Cowen Group, Inc., Class A*	9,289	27
Evercore Partners, Inc., Class A	8,050	356
FBR & Co.	8,299	124
Greenhill & Co., Inc.	3,273	53
INTL. FCStone, Inc.*	4,232	115

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Institutional Financial Services - 0.4% continued
Investment Technology Group, Inc.	9,976	$167
Moelis & Co., Class A	2,552	57
Piper Jaffray Cos.*	5,472	206
PJT Partners, Inc., Class A	4,695	108
Stifel Financial Corp.*	15,769	496

		1,974

Insurance - 2.4%
Ambac Financial Group, Inc.*	10,117	166
American Equity Investment Life Holding Co.	19,004	271
AMERISAFE, Inc.	3,627	222
Argo Group International Holdings Ltd.	5,749	298
Atlantic American Corp.	6,801	26
Baldwin & Lyons, Inc., Class B	3,323	82
Citizens, Inc.*	6,203	47
CNO Financial Group, Inc.	54,115	945
Crawford & Co., Class B	15,957	135
Donegal Group, Inc., Class A	1,573	26
eHealth, Inc.*	6,032	85
EMC Insurance Group, Inc.	8,474	235
Employers Holdings, Inc.	6,574	191
Enstar Group Ltd.*	2,154	349
FBL Financial Group, Inc., Class A	3,997	242
First Acceptance Corp.*	2,799	4
GAINSCO, Inc.*	714	11
Genworth Financial, Inc., Class A*	115,753	299
Global Indemnity PLC*	501	14
Greenlight Capital Re Ltd., Class A*	9,658	195
Hallmark Financial Services, Inc.*	10,914	126
Hanover Insurance Group (The), Inc.	6,816	577
Horace Mann Educators Corp.	6,697	226
Infinity Property & Casualty Corp.	2,646	213
James River Group Holdings Ltd.	3,164	107
Kansas City Life Insurance Co.	1,915	76
Kemper Corp.	9,849	305
Maiden Holdings Ltd.	3,241	40
MBIA, Inc.*	34,808	238
Mercury General Corp.	3,163	168
National General Holdings Corp.	11,534	247
National Interstate Corp.	2,994	91
National Western Life Group, Inc., Class A	1,037	202
Navigators Group (The), Inc.	2,945	271
OneBeacon Insurance Group Ltd., Class A	13,940	192
Primerica, Inc.	11,284	646
Radian Group, Inc.	42,191	440
RLI Corp.	11,832	814
Safety Insurance Group, Inc.	4,370	269
Selective Insurance Group, Inc.	13,270	507
State Auto Financial Corp.	5,104	112
Third Point Reinsurance Ltd.*	22,150	260
Unico American Corp.*	114	1
United Fire Group, Inc.	4,926	209
Universal Insurance Holdings, Inc.	8,607	160

		10,340

Iron & Steel - 0.8%
AK Steel Holding Corp.*	47,363	221
Allegheny Technologies, Inc.	29,091	371
Carpenter Technology Corp.	12,453	410
Cliffs Natural Resources, Inc.*	47,975	272
Commercial Metals Co.	30,780	520
Haynes International, Inc.	6,206	199
Northwest Pipe Co.*	15,719	170
Olympic Steel, Inc.	772	21
Ryerson Holding Corp.*	7,451	130
Shiloh Industries, Inc.*	12,464	91
TimkenSteel Corp.	10,105	97
United States Steel Corp.	13,780	232
Universal Stainless & Alloy Products, Inc.*	2,637	29
Worthington Industries, Inc.	13,248	560

		3,323

Leisure Products - 0.6%
Arctic Cat, Inc.	3,749	64
Callaway Golf Co.	22,185	227
Drew Industries, Inc.	8,830	749
Johnson Outdoors, Inc., Class A	8,353	215
Malibu Boats, Inc., Class A*	1,939	23
Marine Products Corp.	2,525	21
Nautilus, Inc.*	6,975	125
Thor Industries, Inc.	5,114	331
Vista Outdoor, Inc.*	9,697	463
Winnebago Industries, Inc.	11,314	259

		2,477

Machinery - 2.3%
Actuant Corp., Class A	15,776	357
Alamo Group, Inc.	2,895	191
Altra Industrial Motion Corp.	6,713	181
Astec Industries, Inc.	5,382	302

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Machinery - 2.3% continued
Briggs & Stratton Corp.	12,040	$255
CIRCOR International, Inc.	4,696	268
ClearSign Combustion Corp.*	4,075	20
Columbus McKinnon Corp.	12,891	182
Curtiss-Wright Corp.	11,740	989
CVD Equipment Corp.*	1,710	15
Douglas Dynamics, Inc.	4,695	121
Federal Signal Corp.	13,677	176
Franklin Electric Co., Inc.	12,574	416
Gorman-Rupp (The) Co.	5,165	142
Graham Corp.	2,530	47
Hardinge, Inc.	8,068	81
Hillenbrand, Inc.	16,652	500
Hollysys Automation Technologies Ltd.*	14,349	249
Hurco Cos., Inc.	1,122	31
Hyster-Yale Materials Handling, Inc.	2,522	150
John Bean Technologies Corp.	7,697	471
Joy Global, Inc.	25,723	544
Kadant, Inc.	3,163	163
Kennametal, Inc.	20,925	463
Key Technology, Inc.*	4,553	42
Lindsay Corp.	2,595	176
Manitowoc (The) Co., Inc.	39,197	214
Manitowoc Foodservice, Inc.*	4,367	77
MSA Safety, Inc.	6,656	350
MTS Systems Corp.	4,489	197
Mueller Water Products, Inc., Class A	42,485	485
Raven Industries, Inc.	11,430	216
Rexnord Corp.*	26,921	528
Rofin-Sinar Technologies, Inc.*	4,463	143
SPX FLOW, Inc.*	10,820	282
Standex International Corp.	5,290	437
Sun Hydraulics Corp.	7,831	233
Taylor Devices, Inc.*	1,645	29
Tennant Co.	5,077	273
Titan International, Inc.	1,005	6
Twin Disc, Inc.	659	7

		10,009

Manufactured Goods - 1.1%
Aegion Corp.*	14,608	285
AZZ, Inc.	5,471	328
Barnes Group, Inc.	11,764	390
Chart Industries, Inc.*	10,916	263
Core Molding Technologies, Inc.*	4,185	57
Dynamic Materials Corp.	1,113	12
Eastern (The) Co.	3,644	60
EnPro Industries, Inc.	4,153	184
Gibraltar Industries, Inc.*	8,415	266
Global Brass & Copper Holdings, Inc.	4,083	111
Handy & Harman Ltd.*	2,398	63
Insteel Industries, Inc.	6,554	187
LB Foster Co., Class A	1,740	19
Mueller Industries, Inc.	15,016	479
NCI Building Systems, Inc.*	5,310	85
Omega Flex, Inc.	2,743	104
Park-Ohio Holdings Corp.	3,777	107
Proto Labs, Inc.*	6,108	352
RBC Bearings, Inc.*	6,200	450
Rogers Corp.*	3,382	207
Simpson Manufacturing Co., Inc.	11,141	445
TriMas Corp.*	13,051	235

		4,689

Media - 2.5%
Autobytel, Inc.*	8,857	123
Bankrate, Inc.*	8,676	65
Blucora, Inc.*	9,930	103
Daily Journal Corp.*	429	102
DreamWorks Animation SKG, Inc., Class A*	12,914	528
Entercom Communications Corp., Class A	6,151	83
Eros International PLC*	4,491	73
Everyday Health, Inc.*	3,777	30
EW Scripps (The) Co., Class A*	7,554	120
Gannett Co., Inc.	28,989	400
Global Sources Ltd.*	13,445	123
GoDaddy, Inc., Class A*	2,500	78
Gray Television, Inc.*	13,372	145
Groupon, Inc.*	86,457	281
GrubHub, Inc.*	18,271	568
HealthStream, Inc.*	4,892	130
Houghton Mifflin Harcourt Co.*	31,643	495
Liberty TripAdvisor Holdings, Inc., Class A*	19,190	420
Marchex, Inc., Class B*	1,195	4
MDC Partners, Inc., Class A	10,003	183
Media General, Inc.*	11,792	203
Meredith Corp.	9,427	489
MSG Networks, Inc., Class A*	17,251	265
National CineMedia, Inc.	17,761	275

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Media - 2.5% continued
New Media Investment Group, Inc.	13,640	$246
New York Times (The) Co., Class A	28,077	340
Nexstar Broadcasting Group, Inc., Class A	7,276	346
Quotient Technology, Inc.*	8,574	115
Reis, Inc.	5,913	147
RetailMeNot, Inc.*	919	7
Rubicon Project (The), Inc.*	10,922	149
Saga Communications, Inc., Class A	3,192	126
Scholastic Corp.	3,900	154
Shutterfly, Inc.*	6,541	305
Shutterstock, Inc.*	4,272	196
Sinclair Broadcast Group, Inc., Class A	17,172	513
Stamps.com, Inc.*	8,254	721
Time, Inc.	28,071	462
Travelzoo, Inc.*	9,882	79
tronc, Inc.	4,800	66
Tucows, Inc., Class A*	3,164	77
WebMD Health Corp.*	9,200	535
Wix.com Ltd.*	4,083	124
World Wrestling Entertainment, Inc., Class A	7,457	137
XO Group, Inc.*	12,802	223
Yelp, Inc.*	15,793	479

		10,833

Medical Equipment & Devices - 4.1%
Abaxis, Inc.	6,039	285
ABIOMED, Inc.*	8,290	906
Accelerate Diagnostics, Inc.*	2,552	37
Accuray, Inc.*	9,067	47
Analogic Corp.	2,958	235
AngioDynamics, Inc.*	9,769	140
AtriCure, Inc.*	13,494	191
Atrion Corp.	576	246
BioTelemetry, Inc.*	8,264	135
Bovie Medical Corp.*	9,379	15
Cardiovascular Systems, Inc.*	12,489	230
Catalent, Inc.*	20,456	470
Cepheid, Inc.*	17,562	540
Cerus Corp.*	8,881	55
ConforMIS, Inc.*	3,879	27
CONMED Corp.	5,232	250
CryoLife, Inc.	9,835	116
Cutera, Inc.*	11,681	131
Cynosure, Inc., Class A*	7,619	371
Daxor Corp.	559	4
Derma Sciences, Inc.*	526	2
Endologix, Inc.*	16,374	204
Entellus Medical, Inc.*	6,329	116
Exact Sciences Corp.*	23,467	287
Exactech, Inc.*	7,163	192
Fluidigm Corp.*	11,841	107
FONAR Corp.*	6,635	135
Foundation Medicine, Inc.*	5,716	107
GenMark Diagnostics, Inc.*	15,005	131
Genomic Health, Inc.*	2,616	68
Glaukos Corp.*	7,349	214
Globus Medical, Inc., Class A*	16,810	401
Greatbatch, Inc.*	6,039	187
Haemonetics Corp.*	13,197	383
Halyard Health, Inc.*	11,330	368
Harvard Bioscience, Inc.*	2,183	6
HeartWare International, Inc.*	5,749	332
Hill-Rom Holdings, Inc.	10,212	515
ICU Medical, Inc.*	3,033	342
Inogen, Inc.*	4,083	205
Insulet Corp.*	10,586	320
Integra LifeSciences Holdings Corp.*	6,957	555
Invacare Corp.	7,554	92
iRadimed Corp.*	8,268	180
IRIDEX Corp.*	100	2
K2M Group Holdings, Inc.*	13,678	212
LDR Holding Corp.*	3,200	118
LeMaitre Vascular, Inc.	13,208	189
LivaNova PLC*	6,915	347
Luminex Corp.*	11,922	241
Masimo Corp.*	10,326	542
Meridian Bioscience, Inc.	10,864	212
Merit Medical Systems, Inc.*	14,191	281
MiMedx Group, Inc.*	26,948	215
Misonix, Inc.*	8,539	43
Myriad Genetics, Inc.*	14,601	447
NanoString Technologies, Inc.*	13,474	170
Natus Medical, Inc.*	10,336	391
Neogen Corp.*	9,088	511
NuVasive, Inc.*	11,827	706
Nuvectra Corp.*	2,013	15
NxStage Medical, Inc.*	10,738	233
OraSure Technologies, Inc.*	13,330	79

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Medical Equipment & Devices - 4.1% continued
Orthofix International N.V.*	4,724	$200
Pacific Biosciences of California, Inc.*	21,436	151
Quidel Corp.*	6,555	117
Repligen Corp.*	9,774	267
Rockwell Medical, Inc.*	1,112	8
RTI Surgical, Inc.*	4,148	15
SeaSpine Holdings Corp.*	6,334	66
Sequenom, Inc.*	2,724	3
Span-America Medical Systems, Inc.	2,534	45
Sparton Corp.*	863	19
Spectranetics (The) Corp.*	12,086	226
SurModics, Inc.*	5,825	137
Symmetry Surgical, Inc.*	2,474	33
T2 Biosystems, Inc.*	4,389	35
Tandem Diabetes Care, Inc.*	7,349	55
Utah Medical Products, Inc.	2,467	155
Vascular Solutions, Inc.*	5,235	218
West Pharmaceutical Services, Inc.	13,169	999
Wright Medical Group N.V.*	8,794	153
Zeltiq Aesthetics, Inc.*	7,656	209

		17,945

Metals & Mining - 0.6%
A-Mark Precious Metals, Inc.	6,635	107
Century Aluminum Co.*	17,761	113
Coeur Mining, Inc.*	36,237	386
Encore Wire Corp.	5,983	223
Ferroglobe PLC	9,916	85
Harsco Corp.	13,253	88
Hecla Mining Co.	46,954	240
Kaiser Aluminum Corp.	3,695	334
McEwen Mining, Inc.	79,516	306
Stillwater Mining Co.*	32,154	381
US Silica Holdings, Inc.	11,943	412

		2,675

Oil, Gas & Coal - 2.7%
Adams Resources & Energy, Inc.	5,147	198
Alon USA Energy, Inc.	6,194	40
Archrock, Inc.	7,610	72
Atwood Oceanics, Inc.	16,944	212
Bill Barrett Corp.*	300	2
Bristow Group, Inc.	11,212	128
California Resources Corp.	3,093	38
Callon Petroleum Co.*	6,692	75
CARBO Ceramics, Inc.	2,654	35
Carrizo Oil & Gas, Inc.*	8,883	318
Clayton Williams Energy, Inc.*	1,848	51
Clean Energy Fuels Corp.*	19,472	68
Cloud Peak Energy, Inc.*	8,188	17
Cobalt International Energy, Inc.*	57,060	76
CONSOL Energy, Inc.	34,195	550
Contango Oil & Gas Co.*	303	4
Dawson Geophysical Co.*	481	4
Delek US Holdings, Inc.	16,998	225
Denbury Resources, Inc.	44,607	160
Dril-Quip, Inc.*	4,900	286
EnLink Midstream LLC	3,607	57
Era Group, Inc.*	5,716	54
Evolution Petroleum Corp.	7,687	42
Exterran Corp.*	3,804	49
Flotek Industries, Inc.*	14,535	192
Forum Energy Technologies, Inc.*	8,132	141
Geospace Technologies Corp.*	397	7
Gran Tierra Energy, Inc.*	1,633	6
Gulf Island Fabrication, Inc.	557	4
Gulfmark Offshore, Inc., Class A*	5,614	18
Hallador Energy Co.	23,375	108
Helix Energy Solutions Group, Inc.*	25,728	174
Independence Contract Drilling, Inc.*	1,350	7
Isramco, Inc.*	1,670	137
Laredo Petroleum, Inc.*	19,496	204
Matador Resources Co.*	8,166	162
Matrix Service Co.*	4,506	74
McDermott International, Inc.*	30,929	153
MRC Global, Inc.*	27,254	387
Murphy USA, Inc.*	6,941	515
Natural Gas Services Group, Inc.*	5,218	119
Newpark Resources, Inc.*	14,727	85
NOW, Inc.*	28,377	515
Oasis Petroleum, Inc.*	33,991	317
Oil States International, Inc.*	8,574	282
Panhandle Oil and Gas, Inc., Class A	15,240	254
Par Pacific Holdings, Inc.*	2,246	34
Parsley Energy, Inc., Class A*	14,872	402
Patterson-UTI Energy, Inc.	14,290	305
PBF Energy, Inc., Class A	12,249	291
PDC Energy, Inc.*	7,691	443
Peabody Energy Corp.(1) *	1	—

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Oil, Gas & Coal - 2.7% continued
PHI, Inc. (Non Voting)*	4,216	$75
PrimeEnergy Corp.*	1,172	71
Rice Energy, Inc.*	8,472	187
Ring Energy, Inc.*	5,308	47
Rowan Cos. PLC, Class A	23,477	415
RSP Permian, Inc.*	12,351	431
SEACOR Holdings, Inc.*	2,725	158
Seadrill Ltd.*	70,432	228
SemGroup Corp., Class A	6,181	201
SM Energy Co.	12,759	344
Synergy Resources Corp.*	9,085	61
Tesco Corp.	10,246	69
TETRA Technologies, Inc.*	700	4
Thermon Group Holdings, Inc.*	9,447	181
Tidewater, Inc.	4,185	18
Unit Corp.*	12,249	191
VAALCO Energy, Inc.*	2,313	2
Western Refining, Inc.	13,416	277
Westmoreland Coal Co.*	998	10
World Fuel Services Corp.	8,757	416
WPX Energy, Inc.*	44,198	411

		11,894

Passenger Transportation - 0.4%
Allegiant Travel Co.	3,726	565
Hawaiian Holdings, Inc.*	10,407	395
SkyWest, Inc.	13,984	370
Virgin America, Inc.*	4,500	253

		1,583

Real Estate - 0.3%
Alexander & Baldwin, Inc.	11,338	410
Consolidated-Tomoka Land Co.	4,608	219
Forestar Group, Inc.*	7,092	84
FRP Holdings, Inc.*	1,501	52
Griffin Industrial Realty, Inc.	779	24
Gyrodyne LLC	794	16
Kennedy-Wilson Holdings, Inc.	21,565	409
Marcus & Millichap, Inc.*	1,837	47
RE/MAX Holdings, Inc., Class A	2,144	86
Resource America, Inc., Class A	1,852	18
RMR Group (The), Inc., Class A	3,932	122
Stratus Properties, Inc.*	114	2
Trinity Place Holdings, Inc.*	998	7

		1,496

Real Estate Investment Trusts - 8.4%
Acadia Realty Trust	15,783	561
AG Mortgage Investment Trust, Inc.	6,328	91
Agree Realty Corp.	5,070	245
Alexander’s, Inc.	1,155	473
Altisource Residential Corp.	5,410	50
American Assets Trust, Inc.	6,400	272
American Capital Mortgage Investment Corp.	10,105	160
Anworth Mortgage Asset Corp.	18,476	87
Apollo Commercial Real Estate Finance, Inc.	6,981	112
Apollo Residential Mortgage, Inc.	10,113	136
Arbor Realty Trust, Inc.	16,744	120
Ares Commercial Real Estate Corp.	5,041	62
Armada Hoffler Properties, Inc.	5,779	79
ARMOUR Residential REIT, Inc.	5,640	113
Ashford Hospitality Prime, Inc.	4,327	61
Ashford Hospitality Trust, Inc.	17,533	94
Blackstone Mortgage Trust, Inc., Class A	8,498	235
Bluerock Residential Growth REIT, Inc.	5,308	69
Brandywine Realty Trust	24,105	405
BRT Realty Trust*	16,141	115
Capstead Mortgage Corp.	12,049	117
CareTrust REIT, Inc.	6,658	92
CatchMark Timber Trust, Inc., Class A	4,139	51
Cedar Realty Trust, Inc.	33,636	250
Chatham Lodging Trust	4,779	105
Cherry Hill Mortgage Investment Corp.	2,835	44
Chesapeake Lodging Trust	13,662	318
CIM Commercial Trust Corp.(1)	7	—
Colony Capital, Inc., Class A	15,374	236
Colony Starwood Homes	3,777	115
Community Healthcare Trust, Inc.	4,593	97
CorEnergy Infrastructure Trust, Inc.	1,327	38
CoreSite Realty Corp.	5,058	449
Corporate Office Properties Trust	16,531	489
Cousins Properties, Inc.	49,715	517
CyrusOne, Inc.	8,470	471
CYS Investments, Inc.	24,294	203
DCT Industrial Trust, Inc.	11,805	567
DiamondRock Hospitality Co.	46,087	416
DuPont Fabros Technology, Inc.	14,501	689
Dynex Capital, Inc.	24,557	170
EastGroup Properties, Inc.	7,410	511
Education Realty Trust, Inc.	14,483	668

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Real Estate Investment Trusts - 8.4% continued
Ellington Residential Mortgage REIT	3,382	$44
Empire State Realty Trust, Inc., Class A	14,393	273
EPR Properties	9,302	750
Equity Commonwealth*	10,838	316
Equity One, Inc.	9,892	318
FelCor Lodging Trust, Inc.	15,058	94
First Industrial Realty Trust, Inc.	25,446	708
First Potomac Realty Trust	10,429	96
First Real Estate Investment Trust of New Jersey	205	5
Four Corners Property Trust, Inc.	13,780	284
Franklin Street Properties Corp.	13,882	170
GEO Group (The), Inc.	21,585	738
Getty Realty Corp.	14,096	302
Gladstone Commercial Corp.	7,610	129
Gladstone Land Corp.	9,187	102
Global Net Lease, Inc.	38,788	308
Gramercy Property Trust	66,299	611
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,250	200
Hatteras Financial Corp.	14,800	243
Healthcare Realty Trust, Inc.	23,096	808
Hersha Hospitality Trust	5,688	98
Highwoods Properties, Inc.	14,490	765
Hudson Pacific Properties, Inc.	17,052	498
InfraREIT, Inc.	4,287	75
Invesco Mortgage Capital, Inc.	19,292	264
Investors Real Estate Trust	29,479	191
iStar, Inc.*	9,857	95
Kite Realty Group Trust	19,202	538
LaSalle Hotel Properties	25,950	612
Lexington Realty Trust	47,175	477
LTC Properties, Inc.	8,600	445
Mack-Cali Realty Corp.	20,517	554
Medical Properties Trust, Inc.	53,719	817
Monmouth Real Estate Investment Corp.	20,359	270
Monogram Residential Trust, Inc.	38,278	391
National Health Investors, Inc.	8,635	648
New Residential Investment Corp.	52,904	732
New Senior Investment Group, Inc.	10,326	110
New York Mortgage Trust, Inc.	10,492	64
New York REIT, Inc.	37,359	346
Newcastle Investment Corp.	7,947	36
One Liberty Properties, Inc.	9,781	233
Orchid Island Capital, Inc.	8,558	88
Parkway Properties, Inc.	15,421	258
Pebblebrook Hotel Trust	16,454	432
Pennsylvania Real Estate Investment Trust	15,874	341
PennyMac Mortgage Investment Trust	6,180	100
Physicians Realty Trust	24,955	524
Post Properties, Inc.	7,541	460
Potlatch Corp.	9,324	318
PS Business Parks, Inc.	3,443	365
QTS Realty Trust, Inc., Class A	6,459	362
RAIT Financial Trust	20,919	65
Ramco-Gershenson Properties Trust	18,130	356
Redwood Trust, Inc.	10,571	146
Resource Capital Corp.	5,399	69
Retail Opportunity Investments Corp.	22,870	496
Rexford Industrial Realty, Inc.	8,412	177
RLJ Lodging Trust	28,792	618
Rouse Properties, Inc.	10,526	192
Ryman Hospitality Properties, Inc.	9,942	504
Sabra Health Care REIT, Inc.	14,945	308
Saul Centers, Inc.	2,509	155
Select Income REIT	10,826	281
Silver Bay Realty Trust Corp.	5,070	86
Sotherly Hotels, Inc.	3,954	22
Sovran Self Storage, Inc.	5,364	563
STAG Industrial, Inc.	14,924	355
STORE Capital Corp.	3,600	106
Summit Hotel Properties, Inc.	20,032	265
Sun Communities, Inc.	6,053	464
Sunstone Hotel Investors, Inc.	47,944	579
Terreno Realty Corp.	9,830	254
Tier REIT, Inc.	5,512	85
UMH Properties, Inc.	17,364	195
Universal Health Realty Income Trust	3,345	191
Urban Edge Properties	20,415	610
Urstadt Biddle Properties, Inc., Class A	3,658	91
Washington Real Estate Investment Trust	15,657	493
Western Asset Mortgage Capital Corp.	6,784	64
Whitestone REIT	5,084	77
Winthrop Realty Trust*	9,142	80
WP Glimcher, Inc.	42,550	476
Xenia Hotels & Resorts, Inc.	25,621	430
ZAIS Financial Corp.	3,313	45

		37,057

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Recreational Facilities & Services - 0.5%
AMC Entertainment Holdings, Inc., Class A	5,308	$147
Bowl America, Inc., Class A	492	7
Carmike Cinemas, Inc.*	3,169	95
ClubCorp Holdings, Inc.	4,287	56
International Speedway Corp., Class A	8,231	275
Marcus (The) Corp.	2,443	52
RCI Hospitality Holdings, Inc.	12,818	131
Reading International, Inc., Class A*	3,159	39
SeaWorld Entertainment, Inc.	17,455	250
Speedway Motorsports, Inc.	5,061	90
Town Sports International Holdings, Inc.*	2,621	7
Vail Resorts, Inc.	6,441	890

		2,039

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	9,711	369
Canadian Solar, Inc.*	8,676	131
EnerSys	11,767	700
Green Plains, Inc.	10,020	198
Pacific Ethanol, Inc.*	5,512	30
Renewable Energy Group, Inc.*	4,749	42
REX American Resources Corp.*	5,531	331
Silver Spring Networks, Inc.*	9,289	113
SolarEdge Technologies, Inc.*	12,045	236
SunPower Corp.*	7,364	114
Sunworks, Inc.*	26,335	61
Ultralife Corp.*	846	4

		2,329

Retail - Consumer Staples - 0.9%
Big Lots, Inc.	10,904	546
Casey’s General Stores, Inc.	8,851	1,164
Five Below, Inc.*	13,984	649
Fred’s, Inc., Class A	6,274	101
Ingles Markets, Inc., Class A	6,824	254
PriceSmart, Inc.	3,224	302
SpartanNash Co.	12,213	373
SUPERVALU, Inc.*	44,908	212
Village Super Market, Inc., Class A	1,375	40
Weis Markets, Inc.	3,771	191

		3,832

Retail - Discretionary - 3.1%
1-800-Flowers.com, Inc., Class A*	3,601	32
Abercrombie & Fitch Co., Class A	17,761	316
American Eagle Outfitters, Inc.	46,240	737
America’s Car-Mart, Inc.*	2,486	70
Asbury Automotive Group, Inc.*	8,000	422
Ascena Retail Group, Inc.*	43,905	307
Barnes & Noble Education, Inc.*	4,128	42
Barnes & Noble, Inc.	13,984	159
Beacon Roofing Supply, Inc.*	13,106	596
Big 5 Sporting Goods Corp.	708	7
Blue Nile, Inc.	7,819	214
BMC Stock Holdings, Inc.*	4,287	76
Buckle (The), Inc.	7,895	205
Build-A-Bear Workshop, Inc.*	3,791	51
Builders FirstSource, Inc.*	7,149	80
Burlington Stores, Inc.*	12,900	861
Caleres, Inc.	12,436	301
Cato (The) Corp., Class A	6,522	246
Chico’s FAS, Inc.	34,195	366
Children’s Place (The), Inc.	5,446	437
Christopher & Banks Corp.*	2,528	6
Citi Trends, Inc.	2,858	44
Conn’s, Inc.*	2,250	17
Destination Maternity Corp.	659	4
DSW, Inc., Class A	12,759	270
Ethan Allen Interiors, Inc.	5,351	177
Express, Inc.*	21,601	313
Finish Line (The), Inc., Class A	13,256	268
First Cash Financial Services, Inc.	7,260	373
Flex Pharma, Inc.*	2,348	24
Francesca’s Holdings Corp.*	6,635	73
Freshpet, Inc.*	11,943	111
Gaiam, Inc., Class A*	642	5
Genesco, Inc.*	5,121	329
Group 1 Automotive, Inc.	6,010	297
Guess?, Inc.	15,822	238
Haverty Furniture Cos., Inc.	9,557	172
hhgregg, Inc.*	67,300	119
Hibbett Sports, Inc.*	4,953	172
HSN, Inc.	11,133	545
J.C. Penney Co., Inc.*	9,956	88
Kirkland’s, Inc.*	4,238	62
Liquidity Services, Inc.*	23,325	183
Lithia Motors, Inc., Class A	4,904	349
Lumber Liquidators Holdings, Inc.*	1,916	30
MarineMax, Inc.*	7,145	121
Mattress Firm Holding Corp.*	2,398	80

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Retail - Discretionary - 3.1% continued
Monro Muffler Brake, Inc.	8,137	$517
New York & Co., Inc.*	817	1
Outerwall, Inc.	4,292	180
Overstock.com, Inc.*	3,972	64
Penske Automotive Group, Inc.	9,531	300
PetMed Express, Inc.	11,558	217
Pier 1 Imports, Inc.	21,536	111
Restoration Hardware Holdings, Inc.*	7,224	207
Rush Enterprises, Inc., Class A*	11,259	243
Select Comfort Corp.*	13,058	279
Shoe Carnival, Inc.	8,429	211
Sonic Automotive, Inc., Class A	7,707	132
Stage Stores, Inc.	6,673	33
Stein Mart, Inc.	3,240	25
Tailored Brands, Inc.	6,809	86
Tile Shop Holdings, Inc.*	5,002	99
Tuesday Morning Corp.*	2,289	16
United Online, Inc.*	9,049	100
Vera Bradley, Inc.*	13,404	190
Vitamin Shoppe, Inc.*	7,709	236
West Marine, Inc.*	804	7
Winmark Corp.	1,350	135
Zumiez, Inc.*	11,349	162

		13,546

Semiconductors - 3.0%
Alpha & Omega Semiconductor Ltd.*	11,739	164
Ambarella, Inc.*	7,554	384
Amkor Technology, Inc.*	22,703	131
Brooks Automation, Inc.	19,580	220
Cabot Microelectronics Corp.	2,691	114
Cavium, Inc.*	9,759	377
CEVA, Inc.*	5,206	141
Cirrus Logic, Inc.*	15,345	595
Coherent, Inc.*	5,790	531
Cohu, Inc.	13,738	149
Cypress Semiconductor Corp.	32,449	342
Diodes, Inc.*	11,701	220
DSP Group, Inc.*	2,466	26
Electro Scientific Industries, Inc.(1) *	48	—
Entegris, Inc.*	33,985	492
Exar Corp.*	11,545	93
Fairchild Semiconductor International, Inc.*	17,573	349
FormFactor, Inc.*	4,506	41
II-VI, Inc.*	11,001	206
Integrated Device Technology, Inc.*	32,851	661
Intersil Corp., Class A	31,926	432
InvenSense, Inc.*	8,411	52
IXYS Corp.	9,983	102
Kulicke & Soffa Industries, Inc.*	21,147	257
Lattice Semiconductor Corp.*	35,272	189
MACOM Technology Solutions Holdings, Inc.*	2,960	98
MaxLinear, Inc., Class A*	13,372	240
Microsemi Corp.*	26,346	861
MKS Instruments, Inc.	12,988	559
Monolithic Power Systems, Inc.	9,561	653
Nanometrics, Inc.*	7,027	146
NVE Corp.	3,080	181
Park Electrochemical Corp.	4,781	70
Photronics, Inc.*	11,374	101
Power Integrations, Inc.	7,174	359
Rambus, Inc.*	28,004	338
Rudolph Technologies, Inc.*	8,570	133
Semtech Corp.*	16,077	384
Silicon Laboratories, Inc.*	8,630	421
Synaptics, Inc.*	7,888	424
Tessera Technologies, Inc.	12,733	390
Ultratech, Inc.*	5,310	122
Universal Display Corp.*	9,732	660
Veeco Instruments, Inc.*	12,759	211
Vishay Intertechnology, Inc.	32,794	406
Xcerra Corp.*	15,572	90

		13,115

Software - 5.1%
2U, Inc.*	2,552	75
ACI Worldwide, Inc.*	28,821	562
Actua Corp.*	9,128	82
Acxiom Corp.*	18,922	416
Agilysys, Inc.*	8,827	92
Allscripts Healthcare Solutions, Inc.*	24,804	315
American Software, Inc., Class A	14,753	155
Apigee Corp.*	8,881	109
Appfolio, Inc., Class A*	7,349	106
Aspen Technology, Inc.*	20,713	834
AVG Technologies N.V.*	11,330	215
Avid Technology, Inc.*	6,755	39
Aware, Inc.*	683	3

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Software - 5.1% continued
Barracuda Networks, Inc.*	9,595	$145
Blackbaud, Inc.	11,380	773
BroadSoft, Inc.*	7,042	289
Callidus Software, Inc.*	7,208	144
ChannelAdvisor Corp.*	7,758	112
CommVault Systems, Inc.*	10,990	475
Computer Programs & Systems, Inc.	3,902	156
Concurrent Computer Corp.	13,023	68
Cornerstone OnDemand, Inc.*	13,115	499
Cvent, Inc.*	711	25
CyberArk Software Ltd.*	8,064	392
Datawatch Corp.*	800	4
Demandware, Inc.*	4,920	369
Digi International, Inc.*	9,494	102
Ebix, Inc.	7,247	347
eGain Corp.(1) *	97	—
Envestnet, Inc.*	9,339	311
Epiq Systems, Inc.	13,591	198
Evolent Health, Inc., Class A*	6,839	131
Exa Corp.*	9,814	142
Fleetmatics Group PLC*	9,289	403
Guidance Software, Inc.*	5,206	32
Guidewire Software, Inc.*	12,111	748
Hortonworks, Inc.*	4,287	46
Imperva, Inc.*	7,758	334
inContact, Inc.*	7,752	107
InnerWorkings, Inc.*	1,124	9
Interactive Intelligence Group, Inc.*	5,790	237
iPass, Inc.*	1,702	2
j2 Global, Inc.	11,738	742
KEYW Holding (The) Corp.*	11,841	118
Lionbridge Technologies, Inc.*	2,523	10
LivePerson, Inc.*	10,818	69
LogMeIn, Inc.*	4,833	307
Manhattan Associates, Inc.*	17,893	1,148
Mentor Graphics Corp.	22,296	474
MicroStrategy, Inc., Class A*	2,327	407
MINDBODY, Inc., Class A*	7,758	125
Monotype Imaging Holdings, Inc.	9,695	239
NeuStar, Inc., Class A*	13,474	317
Omnicell, Inc.*	9,216	315
Park City Group, Inc.*	1,633	15
Paycom Software, Inc.*	7,656	331
Paylocity Holding Corp.*	4,798	207
PDF Solutions, Inc.*	12,765	179
pdvWireless, Inc.*	5,206	111
Pegasystems, Inc.	13,736	370
Progress Software Corp.*	9,252	254
Proofpoint, Inc.*	9,595	605
PROS Holdings, Inc.*	11,541	201
PTC, Inc.*	14,071	529
Q2 Holdings, Inc.*	1,072	30
QAD, Inc., Class B	701	12
Qlik Technologies, Inc.*	13,823	409
Quality Systems, Inc.	5,700	68
Qualys, Inc.*	8,268	247
Rapid7, Inc.*	8,574	108
RealPage, Inc.*	12,816	286
Rosetta Stone, Inc.*	9,595	74
SciQuest, Inc.*	773	14
Seachange International, Inc.*	1,264	4
Simulations Plus, Inc.	9,799	74
SPS Commerce, Inc.*	4,578	277
Synchronoss Technologies, Inc.*	7,602	242
Take-Two Interactive Software, Inc.*	20,466	776
Tangoe, Inc.*	1,837	14
TubeMogul, Inc.*	10,310	123
Tyler Technologies, Inc.*	8,048	1,342
Varonis Systems, Inc.*	2,450	59
VASCO Data Security International, Inc.*	11,450	188
Verint Systems, Inc.*	14,830	491
VirnetX Holding Corp.*	4,798	19
Web.com Group, Inc.*	12,970	236
Xura, Inc.*	6,548	160
Zedge, Inc., Class B*	2,032	9
Zendesk, Inc.*	9,085	240
Zynga, Inc., Class A*	130,554	325

		22,503

Specialty Finance - 1.9%
Aircastle Ltd.	16,837	329
Altisource Portfolio Solutions S.A.*	4,083	114
Arlington Asset Investment Corp., Class A	496	6
Blackhawk Network Holdings, Inc.*	10,794	361
CAI International, Inc.*	2,782	21
Cardtronics, Inc.*	10,903	434
Cash America International, Inc.	8,451	360
Cass Information Systems, Inc.	2,489	129
CoreLogic, Inc.*	12,441	479

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Specialty Finance - 1.9% continued
Ellie Mae, Inc.*	7,150	$655
Encore Capital Group, Inc.*	4,782	113
Enova International, Inc.*	1,568	12
Essent Group Ltd.*	9,187	200
Euronet Worldwide, Inc.*	7,782	538
Everi Holdings, Inc.*	4,926	6
Federal Agricultural Mortgage Corp., Class C	100	3
First American Financial Corp.	14,938	601
GATX Corp.	10,820	476
Green Dot Corp., Class A*	8,472	195
HFF, Inc., Class A	6,159	178
HomeStreet, Inc.*	4,409	88
Investors Title Co.	1,984	189
LendingTree, Inc.*	1,961	173
Liberty Tax, Inc.	817	11
Meta Financial Group, Inc.	4,353	222
MGIC Investment Corp.*	79,011	470
MoneyGram International, Inc.(1) *	59	—
Nelnet, Inc., Class A	6,235	217
Net 1 UEPS Technologies, Inc.*	8,646	86
NewStar Financial, Inc.*	1,680	14
Ocwen Financial Corp.*	18,360	31
PennyMac Financial Services, Inc., Class A*	3,981	50
PHH Corp.*	7,301	97
PRA Group, Inc.*	9,764	236
Stewart Information Services Corp.	5,202	215
Textainer Group Holdings Ltd.	856	10
Walker & Dunlop, Inc.*	7,656	174
Walter Investment Management Corp.*	6,437	18
WEX, Inc.*	8,151	723
Willis Lease Finance Corp.*	1,917	43
World Acceptance Corp.*	3,314	151

		8,428

Technology Services - 2.8%
AstroNova, Inc.	4,290	65
Black Box Corp.	1,112	15
Bottomline Technologies de, Inc.*	10,154	219
CACI International, Inc., Class A*	5,855	529
Ciber, Inc.*	6,551	10
Computer Services, Inc.	2,242	84
comScore, Inc.*	13,044	311
Convergys Corp.	24,009	600
CSG Systems International, Inc.	8,256	333
Cubic Corp.	6,851	275
Endurance International Group Holdings, Inc.*	8,983	81
Engility Holdings, Inc.*	7,188	152
EPAM Systems, Inc.*	11,875	764
EVERTEC, Inc.	16,332	254
ExlService Holdings, Inc.*	8,077	423
Fair Isaac Corp.	10,239	1,157
Forrester Research, Inc.	4,654	172
Globant S.A.*	4,083	161
ICF International, Inc.*	6,101	249
Luxoft Holding, Inc.*	4,651	242
ManTech International Corp., Class A	5,002	189
MarketAxess Holdings, Inc.	5,886	856
Mattersight Corp.*	1,593	6
MAXIMUS, Inc.	20,040	1,110
Medidata Solutions, Inc.*	13,514	633
NCI, Inc., Class A	3,164	44
NIC, Inc.	15,257	335
Perficient, Inc.*	8,496	173
Science Applications International Corp.	11,139	650
StarTek, Inc.*	835	4
Sykes Enterprises, Inc.*	10,856	314
Syntel, Inc.*	13,107	593
TeleTech Holdings, Inc.	7,222	196
TESSCO Technologies, Inc.	3,626	50
Travelport Worldwide Ltd.	27,969	360
Unisys Corp.*	541	4
Virtusa Corp.*	8,472	245
WageWorks, Inc.*	9,411	563

		12,421

Telecom - 1.1%
8x8, Inc.*	15,058	220
ATN International, Inc.	3,048	237
Cincinnati Bell, Inc.*	54,899	251
Cogent Communications Holdings, Inc.	11,734	470
Consolidated Communications Holdings, Inc.	12,890	351
DigitalGlobe, Inc.*	16,968	363
EarthLink Holdings Corp.	40,626	260
FairPoint Communications, Inc.*	3,879	57
General Communication, Inc., Class A*	11,735	185
Globalstar, Inc.*	76,000	92

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Telecom - 1.1% continued
Gogo, Inc.*	7,451	$63
GTT Communications, Inc.*	10,616	196
Hawaiian Telcom Holdco, Inc.*	6,431	136
IDT Corp., Class B	6,099	87
Inteliquent, Inc.	11,126	221
Intelsat S.A.*	1,300	3
Internap Corp.*	3,936	8
Iridium Communications, Inc.*	13,168	117
Lumos Networks Corp.*	5,464	66
RigNet, Inc.*	3,781	51
Shenandoah Telecommunications Co.	12,300	480
Spok Holdings, Inc.	9,859	189
Straight Path Communications, Inc., Class B*	9,169	254
Vonage Holdings Corp.*	30,622	187
West Corp.	13,780	271
Windstream Holdings, Inc.	12,147	113
Zix Corp.*	3,266	12

		4,940

Transportation & Logistics - 1.3%
Air T, Inc.*	510	11
Air Transport Services Group, Inc.*	14,725	191
ArcBest Corp.	3,879	63
Atlas Air Worldwide Holdings, Inc.*	6,575	272
Celadon Group, Inc.	15,627	128
Covenant Transportation Group, Inc., Class A*	6,727	122
DHT Holdings, Inc.	9,595	48
Dorian LPG Ltd.*	985	7
Echo Global Logistics, Inc.*	10,616	238
Forward Air Corp.	8,207	365
GasLog Ltd.	3,266	42
Golar LNG Ltd.	16,971	263
Heartland Express, Inc.	15,956	278
Hornbeck Offshore Services, Inc.*	4,495	38
Knight Transportation, Inc.	13,382	356
Marten Transport Ltd.	7,057	140
Matson, Inc.	11,535	372
Mobile Mini, Inc.	12,135	420
Navigator Holdings Ltd.*	3,675	42
Nordic American Tankers Ltd.	12,213	170
Overseas Shipholding Group, Inc., Class A	220	2
P.A.M. Transportation Services, Inc.*	3,054	49
Patriot Transportation Holding, Inc.*	465	9
Providence and Worcester Railroad Co.	8,225	134
Saia, Inc.*	7,931	199
Scorpio Tankers, Inc.	46,018	193
Ship Finance International Ltd.	16,826	248
Swift Transportation Co.*	23,273	359
Tsakos Energy Navigation Ltd.	7,656	36
Universal Logistics Holdings, Inc.	4,591	59
USA Truck, Inc.*	9,644	169
Werner Enterprises, Inc.	11,718	269
XPO Logistics, Inc.*	18,949	498

		5,790

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	5,379	212
Conrad Industries, Inc.	2,556	54
FreightCar America, Inc.	4,233	59
Greenbrier (The) Cos., Inc.	8,817	257
Meritor, Inc.*	27,152	196
Spartan Motors, Inc.	27,611	173
Wabash National Corp.*	16,694	212

		1,163

Utilities - 4.1%
ALLETE, Inc.	12,889	833
American States Water Co.	9,979	437
Artesian Resources Corp., Class A	7,012	238
Atlantica Yield PLC	8,100	151
Avista Corp.	16,405	735
Black Hills Corp.	8,497	536
California Water Service Group	12,576	439
Chesapeake Utilities Corp.	4,614	305
Connecticut Water Service, Inc.	6,320	355
Consolidated Water Co. Ltd.	14,128	185
Delta Natural Gas Co., Inc.	2,713	73
Dynegy, Inc.*	23,472	405
El Paso Electric Co.	10,599	501
Empire District Electric (The) Co.	5,189	176
IDACORP, Inc.	13,255	1,078
MGE Energy, Inc.	9,152	517
Middlesex Water Co.	9,563	415
New Jersey Resources Corp.	22,708	875
Northwest Natural Gas Co.	7,153	464
NorthWestern Corp.	12,366	780
NRG Yield, Inc., Class A	7,758	118
NRG Yield, Inc., Class C	3,777	59

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% continued
Utilities - 4.1% continued
ONE Gas, Inc.	13,850	$922
Ormat Technologies, Inc.	9,782	428
Otter Tail Corp.	9,901	332
Pattern Energy Group, Inc.	14,699	338
Piedmont Natural Gas Co., Inc.	11,834	711
PNM Resources, Inc.	20,989	744
Portland General Electric Co.	23,416	1,033
RGC Resources, Inc.	593	14
SJW Corp.	7,141	281
South Jersey Industries, Inc.	18,043	571
Southwest Gas Corp.	12,366	973
Spire, Inc.	11,417	809
Talen Energy Corp.*	15,300	207
Unitil Corp.	3,754	160
WGL Holdings, Inc.	13,048	924
York Water (The) Co.	3,720	119

		18,241

Waste & Environment Services & Equipment - 0.6%
Advanced Emissions Solutions, Inc.*	4,798	34
Cantel Medical Corp.	8,777	603
CECO Environmental Corp.	6,595	58
CLARCOR, Inc.	13,262	807
Covanta Holding Corp.	16,638	274
Heritage-Crystal Clean, Inc.*	508	6
Sharps Compliance Corp.*	1,899	8
Tetra Tech, Inc.	16,227	499
US Ecology, Inc.	4,701	216
Vertex Energy, Inc.*	9,500	13

		2,518

Total Common Stocks (Cost $366,159)		418,245

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)(2) *	3,415	—
Forest Laboratories, Inc. (Contingent Value Rights)(2) *	3,326	—

		—

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.(2) *	13,109	—

Total Rights (Cost $ — )		—

OTHER - 0.0%
Escrow Adolor Corp.(2) *	1,241	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 6.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(3) (4)	27,339,211	27,339

Total Investment Companies (Cost $27,339)		27,339

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.25%, 9/15/16(5) (6)	$1,817	$1,816

Total Short-Term Investments (Cost $1,816)		1,816

Total Investments - 101.8% (Cost $395,314)		447,400

Liabilities less Other Assets - (1.8)%		(7,806)

NET ASSETS - 100.0%		$439,594

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of June 30, 2016 is disclosed.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	170	$19,506	Long	9/16	$11

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.9%
Consumer Staples	3.3
Energy	2.9
Financials	24.2
Health Care	13.6
Industrials	14.5
Information Technology	17.8
Materials	4.5
Telecommunication Services	0.9
Utilities	4.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Banking	$41,487	$70	$—	$41,557
Technology Services	12,337	84	—	12,421
Waste & Environment Services & Equipment	2,484	34	—	2,518
All Other Industries(1)	361,749	—	—	361,749

Total Common Stocks	418,057	188	—	418,245

Investment Companies	27,339	—	—	27,339
Short-Term Investments	—	1,816	—	1,816

Total Investments	$445,396	$2,004	$—	$447,400

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$11	$—	$—	$11

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Technology Services	$84	Valuations at bid price
Waste & Environment Services & Equipment	34	Valuations at bid price

Total	$118

At June 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Banking	$3	Valuations at official close price
Home & Office Products	13	Valuations at official close price
Medical Equipment & Devices	4	Valuations at official close price
Real Estate Investment Trusts	5	Valuations at official close price
Recreational Facilities & Services	7	Valuations at official close price

Total	$32

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$395,781

Gross tax appreciation of investments	$78,927
Gross tax depreciation of investments	(27,308)

Net tax appreciation of investments	$51,619

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$6,598	$136,648	$115,907	$5	$27,339

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.3%
AAR Corp.	382,683	$8,932
Ducommun, Inc.*	26,409	522
Esterline Technologies Corp.*	186,244	11,555
Moog, Inc., Class A*	172,944	9,325
Orbital ATK, Inc.	78,028	6,643
Woodward, Inc.	45,544	2,625

		39,602

Apparel & Textile Products - 0.5%
Columbia Sportswear Co.	35,589	2,048
Deckers Outdoor Corp.*	99,852	5,743
Movado Group, Inc.	53,727	1,165
Perry Ellis International, Inc.*	104,102	2,095
Unifi, Inc.*	123,984	3,376

		14,427

Asset Management - 0.4%
Calamos Asset Management, Inc., Class A	172,263	1,259
Janus Capital Group, Inc.	683,029	9,508

		10,767

Automotive - 1.1%
Cooper Tire & Rubber Co.	389,614	11,618
Cooper-Standard Holding, Inc.*	45,572	3,600
Miller Industries, Inc.	116,046	2,389
Modine Manufacturing Co.*	69,521	612
Standard Motor Products, Inc.	169,801	6,755
Strattec Security Corp.	2,029	83
Superior Industries International, Inc.	301,517	8,074

		33,131

Banking - 18.2%
1st Source Corp.	12,045	390
Arrow Financial Corp.	15,067	456
Astoria Financial Corp.	472,445	7,243
BancFirst Corp.	59,474	3,587
BancorpSouth, Inc.	511,733	11,611
Bank of Marin Bancorp	2,712	131
BankFinancial Corp.	122,321	1,467
Banner Corp.	35,166	1,496
BBCN Bancorp, Inc.	413,581	6,171
Berkshire Hills Bancorp, Inc.	90,734	2,443
BNC Bancorp	26,531	602
Boston Private Financial Holdings, Inc.	142,189	1,675
Brookline Bancorp, Inc.	172,989	1,908
Bryn Mawr Bank Corp.	18,787	549
Cardinal Financial Corp.	212,367	4,659
Cathay General Bancorp	481,563	13,580
Central Pacific Financial Corp.	31,051	733
Chemical Financial Corp.	350,572	13,073
City Holding Co.	132,088	6,006
CNB Financial Corp.	6,554	117
CoBiz Financial, Inc.	18,617	218
Columbia Banking System, Inc.	140,790	3,951
Community Bank System, Inc.	406,421	16,700
Community Trust Bancorp, Inc.	170,965	5,926
CVB Financial Corp.	481,791	7,897
Dime Community Bancshares, Inc.	429,799	7,311
Financial Institutions, Inc.	46,019	1,200
First Busey Corp.	26,980	577
First Commonwealth Financial Corp.	163,324	1,503
First Defiance Financial Corp.	5,241	204
First Financial Bancorp	466,672	9,077
First Financial Corp.	125,642	4,601
First Merchants Corp.	236,688	5,901
First Midwest Bancorp, Inc.	511,410	8,980
FirstMerit Corp.	643,511	13,044
Flushing Financial Corp.	405,856	8,068
FNB Corp.	1,095,231	13,734
Fulton Financial Corp.	245,984	3,321
German American Bancorp, Inc.	6,021	192
Glacier Bancorp, Inc.	184,605	4,907
Great Southern Bancorp, Inc.	16,951	627
Hanmi Financial Corp.	85,724	2,014
Heartland Financial USA, Inc.	142,109	5,015
Heritage Financial Corp.	80,072	1,408
Home BancShares, Inc.	641,658	12,698
IBERIABANK Corp.	132,575	7,919
Independent Bank Corp.	181,255	8,283
International Bancshares Corp.	530,721	13,846
Investors Bancorp, Inc.	723,783	8,019
Lakeland Bancorp, Inc.	340,805	3,878
Lakeland Financial Corp.	110,000	5,171
LegacyTexas Financial Group, Inc.	31,140	838
MainSource Financial Group, Inc.	64,714	1,427
MB Financial, Inc.	57,572	2,089
MidWestOne Financial Group, Inc.	4,753	136
NBT Bancorp, Inc.	261,895	7,498
Northwest Bancshares, Inc.	539,455	8,000
OceanFirst Financial Corp.	149,787	2,722
OFG Bancorp	152,755	1,268

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Banking - 18.2% continued
Oritani Financial Corp.	115,997	$1,855
Pacific Continental Corp.	8,870	139
Park National Corp.	74,909	6,875
Peapack Gladstone Financial Corp.	7,020	130
Pinnacle Financial Partners, Inc.	185,176	9,046
Preferred Bank	5,997	173
PrivateBancorp, Inc.	465,146	20,480
Prosperity Bancshares, Inc.	377,118	19,229
Provident Financial Services, Inc.	746,379	14,659
Renasant Corp.	287,991	9,311
S&T Bancorp, Inc.	234,466	5,733
Sandy Spring Bancorp, Inc.	114,607	3,330
Sierra Bancorp	143,737	2,399
Simmons First National Corp., Class A	40,527	1,872
South State Corp.	127,440	8,672
Southwest Bancorp, Inc.	8,656	146
Sterling Bancorp	532,416	8,359
Stock Yards Bancorp, Inc.	10,087	285
Texas Capital Bancshares, Inc.*	175,851	8,223
TriCo Bancshares	151,751	4,188
TrustCo Bank Corp. NY	137,996	885
Trustmark Corp.	514,776	12,792
UMB Financial Corp.	267,820	14,251
Umpqua Holdings Corp.	493,279	7,631
Union Bankshares Corp.	391,272	9,668
United Bankshares, Inc.	389,129	14,596
United Community Financial Corp.	27,860	169
United Financial Bancorp, Inc.	356,245	4,624
Univest Corp. of Pennsylvania	20,977	441
Valley National Bancorp	218,029	1,988
Washington Federal, Inc.	603,142	14,632
Washington Trust Bancorp, Inc.	162,903	6,177
Webster Financial Corp.	540,989	18,367
WesBanco, Inc.	184,331	5,723
West Bancorporation, Inc.	7,289	135
Westamerica Bancorporation	23,925	1,179
Wilshire Bancorp, Inc.	422,357	4,401
Wintrust Financial Corp.	186,705	9,522
WSFS Financial Corp.	304,302	9,795

		550,145

Biotechnology & Pharmaceuticals - 0.6%
Aceto Corp.	407,271	8,915
Cambrex Corp.*	31,800	1,645
Emergent BioSolutions, Inc.*	55,227	1,553
Impax Laboratories, Inc.*	31,777	916
Nutraceutical International Corp.*	117,235	2,714
PDL BioPharma, Inc.	519,803	1,632
SciClone Pharmaceuticals, Inc.*	69,972	914

		18,289

Chemicals - 2.7%
A. Schulman, Inc.	233,050	5,691
Cabot Corp.	179,725	8,206
H.B. Fuller Co.	228,411	10,048
Innophos Holdings, Inc.	79,432	3,353
Innospec, Inc.	3,257	150
Materion Corp.	279,736	6,926
Minerals Technologies, Inc.	239,277	13,591
Olin Corp.	514,632	12,783
Rayonier Advanced Materials, Inc.	131,258	1,784
Sensient Technologies Corp.	247,071	17,552

		80,084

Commercial Services - 2.4%
ABM Industries, Inc.	440,702	16,077
Barrett Business Services, Inc.	35,385	1,462
CBIZ, Inc.*	60,504	630
CEB, Inc.	22,873	1,411
Cimpress N.V.*	48,113	4,450
Ennis, Inc.	333,752	6,401
FTI Consulting, Inc.*	20,338	827
G&K Services, Inc., Class A	185,313	14,189
Kforce, Inc.	140,217	2,368
Korn/Ferry International	380,706	7,881
R.R. Donnelley & Sons Co.	12,764	216
Resources Connection, Inc.	85,350	1,262
SP Plus Corp.*	10,558	238
UniFirst Corp.	49,926	5,778
Viad Corp.	294,394	9,126

		72,316

Construction Materials - 0.1%
Universal Forest Products, Inc.	24,423	2,264

Consumer Products - 2.3%
Cal-Maine Foods, Inc.	50,935	2,257
Central Garden & Pet Co., Class A*	28,278	614
Darling Ingredients, Inc.*	527,785	7,864
Fresh Del Monte Produce, Inc.	30,542	1,662
Helen of Troy Ltd.*	220,061	22,631
Inter Parfums, Inc.	192,146	5,490

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Consumer Products - 2.3% continued
Sanderson Farms, Inc.	74,966	$6,495
Snyder’s-Lance, Inc.	102,423	3,471
TreeHouse Foods, Inc.*	62,248	6,390
Universal Corp.	242,546	14,005

		70,879

Consumer Services - 0.3%
Aaron’s, Inc.	221,678	4,853
Matthews International Corp., Class A	83,645	4,654

		9,507

Containers & Packaging - 0.5%
Multi-Color Corp.	136,041	8,625
Myers Industries, Inc.	375,453	5,407

		14,032

Design, Manufacturing & Distribution - 1.9%
Benchmark Electronics, Inc.*	524,724	11,098
CTS Corp.	408,451	7,319
Fabrinet*	75,895	2,817
Plexus Corp.*	294,501	12,723
Sanmina Corp.*	845,538	22,669

		56,626

Distributors - Consumer Staples - 0.6%
Andersons (The), Inc.	280,429	9,967
Core-Mark Holding Co., Inc.	161,938	7,588

		17,555

Distributors - Discretionary - 2.3%
ePlus, Inc.*	8,167	668
Essendant, Inc.	295,116	9,019
FTD Cos., Inc.*	213,293	5,324
Insight Enterprises, Inc.*	522,312	13,580
PC Connection, Inc.	274,817	6,541
ScanSource, Inc.*	33,369	1,238
SYNNEX Corp.	302,464	28,680
Tech Data Corp.*	58,450	4,199

		69,249

Electrical Equipment - 0.6%
ESCO Technologies, Inc.	37,133	1,483
Watts Water Technologies, Inc., Class A	271,332	15,808

		17,291

Engineering & Construction Services - 1.3%
Comfort Systems USA, Inc.	330,142	10,753
Dycom Industries, Inc.*	13,471	1,209
EMCOR Group, Inc.	293,483	14,457
Granite Construction, Inc.	255,751	11,649
Great Lakes Dredge & Dock Corp.*	245,849	1,072
MYR Group, Inc.*	44,563	1,073
VSE Corp.	2,563	171

		40,384

Forest & Paper Products - 0.9%
Domtar Corp.	309,172	10,824
Mercer International, Inc.	547,243	4,367
Neenah Paper, Inc.	49,039	3,549
P.H. Glatfelter Co.	398,304	7,791

		26,531

Gaming, Lodging & Restaurants - 0.7%
Belmond Ltd., Class A*	146,735	1,453
Bob Evans Farms, Inc.	231,939	8,802
DineEquity, Inc.	20,793	1,763
Marriott Vacations Worldwide Corp.	48,050	3,291
Monarch Casino & Resort, Inc.*	9,524	209
Texas Roadhouse, Inc.	100,025	4,561

		20,079

Hardware - 1.2%
Comtech Telecommunications Corp.	148,388	1,905
Electronics For Imaging, Inc.*	164,907	7,098
Finisar Corp.*	742,156	12,995
Mercury Systems, Inc.*	39,686	987
NETGEAR, Inc.*	40,344	1,918
NetScout Systems, Inc.*	146,856	3,267
PC-Tel, Inc.	203,004	956
Plantronics, Inc.	43,950	1,934
Polycom, Inc.*	155,937	1,754
QLogic Corp.*	288,404	4,251

		37,065

Health Care Facilities & Services - 2.9%
Amedisys, Inc.*	194,764	9,832
Amsurg Corp.*	289,222	22,426
Capital Senior Living Corp.*	151,334	2,674
HealthSouth Corp.	131,869	5,119
Kindred Healthcare, Inc.	272,791	3,080
LHC Group, Inc.*	26,929	1,165
Magellan Health, Inc.*	183,044	12,039
Medcath Corp.*	106,845	—
National HealthCare Corp.	21,744	1,408
Owens & Minor, Inc.	141,675	5,296

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Health Care Facilities & Services - 2.9% continued
Select Medical Holdings Corp.*	210,653	$2,290
Triple-S Management Corp., Class B*	261,660	6,392
VCA, Inc.*	89,437	6,047
WellCare Health Plans, Inc.*	86,896	9,322

		87,090

Home & Office Products - 1.4%
ACCO Brands Corp.*	245,609	2,537
Beazer Homes USA, Inc.*	118,768	920
CalAtlantic Group, Inc.	217,586	7,988
CSS Industries, Inc.	104,422	2,799
Griffon Corp.	515,111	8,685
Hooker Furniture Corp.	119,075	2,559
La-Z-Boy, Inc.	300,202	8,352
MDC Holdings, Inc.	76,130	1,853
Meritage Homes Corp.*	178,338	6,695
Steelcase, Inc., Class A	74,037	1,005

		43,393

Industrial Services - 0.2%
Applied Industrial Technologies, Inc.	49,991	2,257
Kaman Corp.	75,915	3,228
McGrath RentCorp	32,082	981

		6,466

Institutional Financial Services - 0.2%
GAIN Capital Holdings, Inc.	27,027	171
Stifel Financial Corp.*	199,844	6,285

		6,456

Insurance - 5.1%
American Equity Investment Life Holding Co.	571,497	8,144
AMERISAFE, Inc.	123,301	7,549
Argo Group International Holdings Ltd.	51,494	2,673
CNO Financial Group, Inc.	780,454	13,627
EMC Insurance Group, Inc.	130,063	3,605
Employers Holdings, Inc.	335,574	9,738
Endurance Specialty Holdings Ltd.	190,429	12,789
Enstar Group Ltd.*	9,258	1,500
FBL Financial Group, Inc., Class A	73,294	4,447
Federated National Holding Co.	8,025	153
Horace Mann Educators Corp.	423,793	14,320
Infinity Property & Casualty Corp.	6,498	524
Kemper Corp.	75,985	2,354
Maiden Holdings Ltd.	106,702	1,306
Navigators Group (The), Inc.	158,113	14,542
Primerica, Inc.	359,049	20,552
ProAssurance Corp.	75,049	4,019
Radian Group, Inc.	335,829	3,499
RLI Corp.	200,641	13,800
Selective Insurance Group, Inc.	209,564	8,007
United Fire Group, Inc.	154,548	6,557

		153,705

Iron & Steel - 0.1%
Commercial Metals Co.	170,127	2,875
Haynes International, Inc.	18,959	608
TimkenSteel Corp.	128,756	1,239

		4,722

Leisure Products - 0.3%
Brunswick Corp.	150,522	6,822
Escalade, Inc.	7,945	81
Vista Outdoor, Inc.*	51,870	2,476

		9,379

Machinery - 2.1%
Alamo Group, Inc.	13,878	916
CIRCOR International, Inc.	21,515	1,226
Columbus McKinnon Corp.	41,438	586
Curtiss-Wright Corp.	253,467	21,355
Hollysys Automation Technologies Ltd.*	65,184	1,132
Hyster-Yale Materials Handling, Inc.	103,768	6,173
Kadant, Inc.	60,441	3,113
MSA Safety, Inc.	25,596	1,345
Oshkosh Corp.	72,892	3,478
Regal Beloit Corp.	49,201	2,708
Rofin-Sinar Technologies, Inc.*	322,070	10,287
Standex International Corp.	118,483	9,790

		62,109

Manufactured Goods - 1.9%
Aegion Corp.*	97,805	1,908
Barnes Group, Inc.	449,356	14,883
Chart Industries, Inc.*	102,599	2,476
Gibraltar Industries, Inc.*	403,490	12,738
Insteel Industries, Inc.	8,788	251
Rogers Corp.*	183,063	11,185
Simpson Manufacturing Co., Inc.	353,773	14,140

		57,581

Media - 1.5%
Bankrate, Inc.*	225,315	1,685

EQUITY FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Media - 1.5% continued
Entercom Communications Corp., Class A	378,525	$5,137
EW Scripps (The) Co., Class A*	463,761	7,346
Meredith Corp.	217,980	11,315
Monster Worldwide, Inc.*	307,602	735
New York Times (The) Co., Class A	164,998	1,997
RetailMeNot, Inc.*	116,481	898
Scholastic Corp.	379,333	15,025

		44,138

Medical Equipment & Devices - 1.0%
AngioDynamics, Inc.*	321,955	4,626
CONMED Corp.	115,431	5,510
CryoLife, Inc.	334,026	3,945
Greatbatch, Inc.*	299,243	9,256
Natus Medical, Inc.*	33,743	1,275
Nuvectra Corp.*	99,748	738
Orthofix International N.V.*	45,844	1,944
Wright Medical Group N.V.*	243,700	4,233

		31,527

Metals & Mining - 0.4%
Encore Wire Corp.	45,619	1,701
Kaiser Aluminum Corp.	97,671	8,830
Stillwater Mining Co.*	260,716	3,092

		13,623

Oil, Gas & Coal - 3.1%
Abraxas Petroleum Corp.*	201,274	227
Adams Resources & Energy, Inc.	4,425	170
Alon USA Energy, Inc.	102,127	662
Approach Resources, Inc.*	162,249	341
Atwood Oceanics, Inc.	217,442	2,722
Basic Energy Services, Inc.*	126,578	213
Callon Petroleum Co.*	549,707	6,173
Carrizo Oil & Gas, Inc.*	156,356	5,605
Cloud Peak Energy, Inc.*	242,908	500
Delek US Holdings, Inc.	180,300	2,382
Dril-Quip, Inc.*	29,587	1,729
Enbridge Energy Management LLC*	114,546	2,636
EP Energy Corp., Class A*	267,806	1,387
Forum Energy Technologies, Inc.*	212,375	3,676
Gulfmark Offshore, Inc., Class A*	94,116	295
Hallador Energy Co.	30,470	141
Matrix Service Co.*	32,532	536
Natural Gas Services Group, Inc.*	186,892	4,280
Newpark Resources, Inc.*	1,072,754	6,211
Oasis Petroleum, Inc.*	609,787	5,695
Oil States International, Inc.*	166,865	5,486
Parker Drilling Co.*	388,567	890
PDC Energy, Inc.*	317,981	18,319
PHI, Inc. (Non Voting)*	137,850	2,465
SEACOR Holdings, Inc.*	63,538	3,682
SemGroup Corp., Class A	151,984	4,949
SM Energy Co.	72,875	1,968
Synergy Resources Corp.*	572,329	3,812
Western Refining, Inc.	231,350	4,773
World Fuel Services Corp.	25,686	1,220

		93,145

Passenger Transportation - 0.1%
Hawaiian Holdings, Inc.*	46,290	1,757

Real Estate - 0.0%
RMR Group (The), Inc., Class A	2,128	66

Real Estate Investment Trusts - 13.8%
Acadia Realty Trust	348,772	12,388
Agree Realty Corp.	187,990	9,069
American Assets Trust, Inc.	104,354	4,429
American Homes 4 Rent, Class A	111,230	2,278
Capstead Mortgage Corp.	770,058	7,470
CBL & Associates Properties, Inc.	420,479	3,915
Chatham Lodging Trust	54,188	1,191
Chesapeake Lodging Trust	367,374	8,541
CorEnergy Infrastructure Trust, Inc.	5,281	152
Corporate Office Properties Trust	113,257	3,349
Cousins Properties, Inc.	498,500	5,184
DCT Industrial Trust, Inc.	12,344	593
DiamondRock Hospitality Co.	1,422,162	12,842
DuPont Fabros Technology, Inc.	292,778	13,919
Education Realty Trust, Inc.	246,333	11,366
EPR Properties	420,239	33,905
Equity One, Inc.	561,315	18,063
First Industrial Realty Trust, Inc.	430,844	11,986
Franklin Street Properties Corp.	789,370	9,686
GEO Group (The), Inc.	469,434	16,045
Gramercy Property Trust	920,917	8,491
Healthcare Realty Trust, Inc.	408,570	14,296
Hersha Hospitality Trust	41,743	716
Highwoods Properties, Inc.	384,390	20,296
Independence Realty Trust, Inc.	108,666	889
Kite Realty Group Trust	155,763	4,366

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Real Estate Investment Trusts - 13.8% continued
LaSalle Hotel Properties	838,252	$19,766
LTC Properties, Inc.	368,242	19,049
Mack-Cali Realty Corp.	293,035	7,912
Medical Properties Trust, Inc.	1,550,800	23,588
MFA Financial, Inc.	920,015	6,689
Monmouth Real Estate Investment Corp.	85,979	1,140
Monogram Residential Trust, Inc.	809,261	8,263
National Health Investors, Inc.	136,509	10,250
New Residential Investment Corp.	373,189	5,165
New York Mortgage Trust, Inc.	381,992	2,330
One Liberty Properties, Inc.	121,080	2,888
Parkway Properties, Inc.	167,653	2,805
Pebblebrook Hotel Trust	166,000	4,357
Pennsylvania Real Estate Investment Trust	504,383	10,819
Piedmont Office Realty Trust, Inc., Class A	215,801	4,648
PS Business Parks, Inc.	77,323	8,202
Ramco-Gershenson Properties Trust	425,208	8,338
RLJ Lodging Trust	873,265	18,732
Sabra Health Care REIT, Inc.	77,881	1,607
Select Income REIT	120,217	3,124
Sun Communities, Inc.	2,415	185
Washington Real Estate Investment Trust	89,664	2,821
Weingarten Realty Investors	183,935	7,508
Winthrop Realty Trust*	35,149	309

		415,920

Recreational Facilities & Services - 0.8%
International Speedway Corp., Class A	221,944	7,424
Marcus (The) Corp.	345,017	7,280
Speedway Motorsports, Inc.	23,401	415
Vail Resorts, Inc.	65,701	9,082

		24,201

Renewable Energy - 0.8%
Advanced Energy Industries, Inc.*	181,200	6,878
EnerSys	115,527	6,870
Green Plains, Inc.	112,470	2,218
Pacific Ethanol, Inc.*	105,761	576
REX American Resources Corp.*	112,643	6,740

		23,282

Retail - Consumer Staples - 0.6%
Casey’s General Stores, Inc.	80,436	10,578
Ingles Markets, Inc., Class A	34,202	1,276
PriceSmart, Inc.	24,565	2,298
SpartanNash Co.	79,833	2,441
Weis Markets, Inc.	29,705	1,502

		18,095

Retail - Discretionary - 1.9%
Abercrombie & Fitch Co., Class A	242,486	4,319
Caleres, Inc.	63,515	1,538
Children’s Place (The), Inc.	29,133	2,336
Citi Trends, Inc.	8,814	137
Ethan Allen Interiors, Inc.	235,660	7,786
Finish Line (The), Inc., Class A	124,929	2,522
Genesco, Inc.*	62,833	4,041
Group 1 Automotive, Inc.	162,500	8,021
Guess?, Inc.	123,838	1,864
Haverty Furniture Cos., Inc.	202,451	3,650
Office Depot, Inc.*	1,975,400	6,539
Outerwall, Inc.	28,645	1,203
Rush Enterprises, Inc., Class A*	253,231	5,457
Shoe Carnival, Inc.	187,993	4,711
Sonic Automotive, Inc., Class A	282,487	4,833

		58,957

Semiconductors - 2.4%
Amkor Technology, Inc.*	881,022	5,066
Brooks Automation, Inc.	749,692	8,412
Cirrus Logic, Inc.*	66,945	2,597
Coherent, Inc.*	14,409	1,322
Cohu, Inc.	14,558	158
Diodes, Inc.*	108,863	2,046
Entegris, Inc.*	1,094,414	15,836
FormFactor, Inc.*	5,847	53
II-VI, Inc.*	70,868	1,329
IXYS Corp.	27,880	286
MKS Instruments, Inc.	593,800	25,569
Photronics, Inc.*	77,126	687
Power Integrations, Inc.	38,999	1,953
Semtech Corp.*	55,333	1,320
Tessera Technologies, Inc.	61,525	1,885
Ultra Clean Holdings, Inc.*	172,393	981
Vishay Intertechnology, Inc.	206,610	2,560
Xcerra Corp.*	248,920	1,431

		73,491

Software - 1.6%
Acxiom Corp.*	306,769	6,746
Blackbaud, Inc.	33,438	2,270
Ebix, Inc.	62,605	2,999

EQUITY FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Software - 1.6% continued
Epiq Systems, Inc.	73,790	$1,077
Mentor Graphics Corp.	582,427	12,382
MicroStrategy, Inc., Class A*	14,698	2,573
Progress Software Corp.*	156,677	4,302
Sapiens International Corp. N.V.	25,830	303
Take-Two Interactive Software, Inc.*	382,278	14,496
Zedge, Inc., Class B*	4,132	19

		47,167

Specialty Finance - 2.4%
Air Lease Corp.	222,685	5,963
Aircastle Ltd.	421,362	8,242
Encore Capital Group, Inc.*	263,481	6,200
First American Financial Corp.	683,457	27,489
GATX Corp.	115,000	5,056
Marlin Business Services Corp.	14,837	242
Meta Financial Group, Inc.	3,862	197
MGIC Investment Corp.*	809,300	4,815
Nelnet, Inc., Class A	380,202	13,212
Ocwen Financial Corp.*	346,714	593
World Acceptance Corp.*	8,302	379

		72,388

Technology Services - 2.2%
Black Box Corp.	49,109	642
CACI International, Inc., Class A*	247,915	22,414
Convergys Corp.	978,498	24,463
CSG Systems International, Inc.	35,883	1,447
Cubic Corp.	145,422	5,840
Engility Holdings, Inc.*	59,806	1,263
Fair Isaac Corp.	39,434	4,456
ICF International, Inc.*	42,807	1,751
ManTech International Corp., Class A	43,422	1,642
Perficient, Inc.*	40,997	833
Sykes Enterprises, Inc.*	66,408	1,923
TeleTech Holdings, Inc.	26,849	728

		67,402

Telecom - 0.4%
ATN International, Inc.	9,317	725
IDT Corp., Class B	12,398	176
Intelsat S.A.*	63,693	164
Iridium Communications, Inc.*	136,606	1,213
Lumos Networks Corp.*	12,728	154
Shenandoah Telecommunications Co.	58,562	2,288
Telephone & Data Systems, Inc.	237,389	7,041

		11,761

Transportation & Logistics - 1.5%
ArcBest Corp.	31,713	515
Ardmore Shipping Corp.	27,325	185
DHT Holdings, Inc.	218,707	1,100
Marten Transport Ltd.	71,425	1,414
Mobile Mini, Inc.	386,133	13,376
Navigator Holdings Ltd.*	63,034	725
Navios Maritime Acquisition Corp.	268,805	422
Nordic American Tankers Ltd.	306,900	4,263
Saia, Inc.*	214,114	5,383
Scorpio Tankers, Inc.	927,386	3,895
Ship Finance International Ltd.	786,879	11,599
Teekay Tankers Ltd., Class A	468,446	1,396
Tsakos Energy Navigation Ltd.	102,871	482
Universal Logistics Holdings, Inc.	49,371	637

		45,392

Transportation Equipment - 0.2%
American Railcar Industries, Inc.	19,795	781
Greenbrier (The) Cos., Inc.	145,971	4,252

		5,033

Utilities - 6.9%
ALLETE, Inc.	265,814	17,180
Avista Corp.	480,009	21,504
El Paso Electric Co.	353,044	16,688
Empire District Electric (The) Co.	227,124	7,715
Great Plains Energy, Inc.	224,325	6,819
IDACORP, Inc.	325,921	26,514
NorthWestern Corp.	243,097	15,332
NRG Yield, Inc., Class A	110,516	1,682
Otter Tail Corp.	187,064	6,265
PNM Resources, Inc.	429,269	15,213
Portland General Electric Co.	293,371	12,944
SJW Corp.	9,701	382
South Jersey Industries, Inc.	219,858	6,952
Southwest Gas Corp.	318,507	25,070
Spire, Inc.	120,387	8,528
WGL Holdings, Inc.	274,798	19,453

		208,241

Waste & Environment Services & Equipment - 0.5%
Cantel Medical Corp.	157,441	10,821

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Waste & Environment Services & Equipment - 0.5% continued
Tetra Tech, Inc.	128,492	$3,950

		14,771

Total Common Stocks (Cost $2,162,868)		2,901,481

MASTER LIMITED PARTNERSHIPS - 0.2%
Asset Management - 0.2%
Compass Diversified Holdings	399,841	6,633

Total Master Limited Partnerships (Cost $5,395)		6,633

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(2) (3)	89,546,675	89,547

Total Investment Companies (Cost $89,547)		89,547

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.30%, 9/15/16(4) (5)	$8,819	$8,815

Total Short-Term Investments (Cost $8,813)		8,815

Total Investments - 99.7% (Cost $2,266,623)		3,006,476

Other Assets less Liabilities - 0.3%		7,655

NET ASSETS - 100.0%		$3,014,131

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of June 30, 2016 is disclosed.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	887	$101,774	Long	9/16	$(939)

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.1%
Consumer Staples	2.7
Energy	4.4
Financials	41.1
Health Care	5.0
Industrials	13.2
Information Technology	12.5
Materials	4.4
Telecommunication Services	0.4
Utilities	7.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,901,481	$—	$—	$2,901,481
Master Limited Partnerships(1)	6,633	—	—	6,633
Investment Companies	89,547	—	—	89,547
Short-Term Investments	—	8,815	—	8,815

Total Investments	$2,997,661	$8,815	$—	$3,006,476

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(939)	$—	$—	$(939)

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,276,540

Gross tax appreciation of investments	$798,137
Gross tax depreciation of investments	(68,201)

Net tax appreciation of investments	$729,936

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$140,364	$73,746	$124,563	$82	$89,547

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Biotechnology & Pharmaceuticals - 18.0%
AbbVie, Inc.	25,995	$1,609
Alexion Pharmaceuticals, Inc.*	14,993	1,751
Allergan PLC*	9,266	2,141
Biogen, Inc.*	10,279	2,486
Celgene Corp.*	19,460	1,919
Gilead Sciences, Inc.	14,395	1,201
Shire PLC ADR	8,440	1,554
Valeant Pharmaceuticals International, Inc.*	6,858	138

		12,799

Commercial Services - 3.3%
Accretive Health, Inc.*	221,173	442
HMS Holdings Corp.*	106,908	1,883

		2,325

Hardware - 5.2%
Apple, Inc.	38,493	3,680

Health Care Facilities & Services - 6.5%
Community Health Systems, Inc.*	81,868	987
Envision Healthcare Holdings, Inc.*	37,271	946
Express Scripts Holding Co.*	20,162	1,528
HCA Holdings, Inc.*	12,701	978
Quorum Health Corp.*	14,844	159

		4,598

Media - 11.1%
Alphabet, Inc., Class A*	2,023	1,423
Alphabet, Inc., Class C*	2,909	2,013
Facebook, Inc., Class A*	18,602	2,126
Pandora Media, Inc.*	56,122	699
Priceline Group (The), Inc.*	938	1,171
Twitter, Inc.*	26,770	453

		7,885

Medical Equipment & Devices - 9.6%
Baxter International, Inc.	41,958	1,897
Intuitive Surgical, Inc.*	1,929	1,276
Spectranetics (The) Corp.*	46,109	863
Wright Medical Group N.V.*	50,096	870
Zimmer Biomet Holdings, Inc.	16,031	1,930

		6,836

Retail - Discretionary - 1.3%
eBay, Inc.*	38,069	891

Semiconductors - 7.7%
Applied Materials, Inc.	50,780	1,217
ARM Holdings PLC ADR	26,801	1,220
Broadcom Ltd.	5,737	891
Lam Research Corp.	9,954	837
NXP Semiconductors N.V.*	16,724	1,310

		5,475

Software - 25.8%
Activision Blizzard, Inc.	41,599	1,648
Box, Inc., Class A*	48,382	500
Fortinet, Inc.*	25,298	799
Imperva, Inc.*	12,525	539
Microsoft Corp.	56,402	2,886
Oracle Corp.	54,303	2,223
Proofpoint, Inc.*	20,210	1,275
Qualys, Inc.*	32,869	980
Rackspace Hosting, Inc.*	45,104	941
Red Hat, Inc.*	32,983	2,394
salesforce.com, Inc.*	33,268	2,642
ServiceNow, Inc.*	10,964	728
Splunk, Inc.*	14,431	782

		18,337

Specialty Finance - 6.6%
Alliance Data Systems Corp.*	5,512	1,080
Fidelity National Information Services, Inc.	16,731	1,233
MasterCard, Inc., Class A	8,734	769
PayPal Holdings, Inc.*	44,986	1,642

		4,724

Technology Services - 3.0%
Cognizant Technology Solutions Corp., Class A*	26,621	1,524
Teradata Corp.*	23,008	577

		2,101

Total Common Stocks (Cost $63,475)		69,651

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	1,473,145	$1,473

Total Investment Companies (Cost $1,473)		1,473

Total Investments - 100.2% (Cost $64,948)		71,124

Liabilities less Other Assets - (0.2)%		(127)

NET ASSETS - 100.0%		$70,997

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.7%
Health Care	38.1
Information Technology	60.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$69,651	$—	$—	$69,651
Investment Companies	1,473	—	—	1,473

Total Investments	$71,124	$—	$—	$71,124

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$65,409

Gross tax appreciation of investments	$14,013
Gross tax depreciation of investments	(8,298)

Net tax appreciation of investments	$5,715

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$449	$4,647	$3,623	$1	$1,473

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4%
Brazil - 4.4%
AES Tiete Energia S.A.	81,000	$372
Ambev S.A.	1,862,160	11,043
Ambev S.A. ADR	301,954	1,785
Banco Bradesco S.A.*	380,372	3,203
Banco do Brasil S.A.	391,844	2,074
Banco Santander Brasil S.A.	163,636	927
Banco Santander Brasil S.A. ADR	28,083	160
BB Seguridade Participacoes S.A.	319,001	2,772
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros*	785,661	4,358
BR Malls Participacoes S.A.*	251,180	1,010
BRF S.A.	280,620	3,918
CCR S.A.	403,600	2,111
CETIP S.A. - Mercados Organizados	102,208	1,389
Cia de Saneamento Basico do Estado de Sao Paulo*	158,271	1,420
Cia Siderurgica Nacional S.A.*	297,390	720
Cielo S.A.	464,483	4,880
Cosan S.A. Industria e Comercio	54,747	567
CPFL Energia S.A.	89,522	571
Duratex S.A.*	151,651	401
EDP - Energias do Brasil S.A.	112,305	476
EDP - Energias do Brasil S.A.*	31,312	131
Embraer S.A.*	303,762	1,647
Equatorial Energia S.A.	93,214	1,414
Fibria Celulose S.A.	113,517	763
Hypermarcas S.A.	160,858	1,164
Itausa - Investimentos Itau S.A.(1)	2	—
JBS S.A.	330,936	1,030
Klabin S.A.	253,541	1,209
Kroton Educacional S.A.	629,452	2,659
Localiza Rent a Car S.A.	74,719	799
Lojas Americanas S.A.	88,320	312
Lojas Renner S.A.	292,895	2,167
M Dias Branco S.A.*	16,500	536
Multiplan Empreendimentos Imobiliarios S.A.*	39,120	733
Natura Cosmeticos S.A.	78,914	626
Odontoprev S.A.	127,050	525
Petroleo Brasileiro S.A.*	1,203,378	4,286
Petroleo Brasileiro S.A. ADR*	76,267	546
Porto Seguro S.A.	49,108	406
Qualicorp S.A.	102,300	595
Raia Drogasil S.A.*	103,807	2,051
Rumo Logistica Operadora Multimodal S.A.*	396,300	607
Sul America S.A.	82,199	400
TIM Participacoes S.A.	389,436	818
TOTVS S.A.	52,855	499
Tractebel Energia S.A.	74,538	889
Transmissora Alianca de Energia Eletrica S.A.	36,400	219
Ultrapar Participacoes S.A.	164,624	3,639
Vale S.A.	502,162	2,533
Vale S.A. ADR	84,210	426
WEG S.A.	258,180	1,104

		78,890

Chile - 1.1%
AES Gener S.A.	1,168,983	573
Aguas Andinas S.A., Class A	1,194,997	686
Banco de Chile	10,833,471	1,159
Banco de Credito e Inversiones	16,528	716
Banco Santander Chile	29,406,000	1,421
Banco Santander Chile ADR	1,400	27
Cencosud S.A.	574,481	1,637
Cia Cervecerias Unidas S.A.	71,638	839
Colbun S.A.	3,583,405	868
Empresa Nacional de Electricidad S.A.	1,413,499	1,307
Empresa Nacional de Electricidad S.A. ADR	3,800	105
Empresa Nacional de Telecomunicaciones S.A.*	52,085	472
Empresas CMPC S.A.	591,746	1,226
Empresas COPEC S.A.	206,605	1,811
Endesa Americas S.A.	1,440,534	664
Endesa Americas S.A. ADR	3,800	52
Enersis Americas S.A.	9,041,657	1,550
Enersis Americas S.A. ADR	3,072	26
Enersis Chile S.A.	9,070,774	1,069
Enersis Chile S.A. ADR	3,072	18
Itau CorpBanca	68,818,675	584
Latam Airlines Group S.A.*	99,690	660
S.A.C.I. Falabella	219,394	1,670

		19,140

China - 20.5%
3SBio, Inc.(2) *	437,500	451
58.com, Inc. ADR*	35,500	1,629
AAC Technologies Holdings, Inc.	335,000	2,879

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
China - 20.5% continued
Agricultural Bank of China Ltd., Class H	11,248,367	$4,136
Air China Ltd., Class H	794,705	545
Alibaba Group Holding Ltd. ADR*	454,000	36,107
Aluminum Corp. of China Ltd., Class H*	1,859,435	589
Anhui Conch Cement Co. Ltd., Class H	564,075	1,375
ANTA Sports Products Ltd.	464,432	933
AviChina Industry & Technology Co. Ltd., Class H	969,313	677
Baidu, Inc. ADR*	124,300	20,528
Bank of China Ltd., Class H	36,356,652	14,543
Bank of Communications Co. Ltd., Class H	3,988,117	2,544
Beijing Capital International Airport Co. Ltd., Class H	700,000	759
Belle International Holdings Ltd.	2,837,000	1,672
BYD Co. Ltd., Class H*	291,699	1,755
CGN Power Co. Ltd., Class H(2)	4,932,000	1,383
China Cinda Asset Management Co. Ltd., Class H	4,046,000	1,366
China CITIC Bank Corp. Ltd., Class H	4,100,286	2,499
China Coal Energy Co. Ltd., Class H*	855,232	446
China Communications Construction Co. Ltd., Class H	2,021,287	2,193
China Communications Services Corp. Ltd., Class H	1,101,035	578
China Conch Venture Holdings Ltd.	630,500	1,250
China Construction Bank Corp., Class H	38,535,410	25,609
China COSCO Holdings Co. Ltd., Class H*	1,175,221	419
China Everbright Bank Co. Ltd., Class H*	1,492,000	684
China Everbright International Ltd.	1,127,000	1,263
China Galaxy Securities Co. Ltd., Class H	1,376,500	1,244
China Huishan Dairy Holdings Co. Ltd.	1,922,380	788
China Life Insurance Co. Ltd., Class H	3,417,544	7,364
China Longyuan Power Group Corp. Ltd., Class H	1,464,473	1,220
China Medical System Holdings Ltd.	557,000	854
China Mengniu Dairy Co. Ltd.	1,248,870	2,188
China Merchants Bank Co. Ltd., Class H	1,787,433	4,024
China Minsheng Banking Corp. Ltd., Class H	2,682,712	2,612
China National Building Material Co. Ltd., Class H	1,254,000	553
China Oilfield Services Ltd., Class H	796,757	616
China Pacific Insurance Group Co. Ltd., Class H	1,199,337	4,094
China Petroleum & Chemical Corp., Class H	11,702,628	8,442
China Railway Construction Corp. Ltd., Class H	922,000	1,162
China Railway Group Ltd., Class H*	1,853,827	1,396
China Shenhua Energy Co. Ltd., Class H	1,544,136	2,854
China Shipping Container Lines Co. Ltd., Class H*	1,719,695	362
China Southern Airlines Co. Ltd., Class H	782,530	445
China Telecom Corp. Ltd., Class H	6,326,339	2,831
China Vanke Co. Ltd., Class H	601,272	1,190
Chongqing Changan Automobile Co. Ltd., Class B	387,100	542
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,102,434	560
CITIC Securities Co. Ltd., Class H	989,500	2,179
CNOOC Ltd.	8,189,433	10,214
Country Garden Holdings Co. Ltd.	2,536,303	1,070
CRRC Corp. Ltd., Class H	1,938,991	1,745
CSPC Pharmaceutical Group Ltd.	1,920,000	1,714
Ctrip.com International Ltd. ADR*	155,000	6,386
Dalian Wanda Commercial Properties Co. Ltd., Class H(2)	267,445	1,646
Dongfeng Motor Group Co. Ltd., Class H	1,241,169	1,306
ENN Energy Holdings Ltd.	345,279	1,704
Evergrande Real Estate Group Ltd.	1,899,400	1,167
Fosun International Ltd.	1,197,865	1,558
Geely Automobile Holdings Ltd.	2,403,423	1,310
GF Securities Co. Ltd., Class H	622,600	1,430
GOME Electrical Appliances Holding Ltd.	5,794,970	693
Great Wall Motor Co. Ltd., Class H	1,416,796	1,186
Guangzhou Automobile Group Co. Ltd., Class H	973,760	1,173
Guangzhou R&F Properties Co. Ltd., Class H	438,814	557
Haitian International Holdings Ltd.	291,000	518
Haitong Securities Co. Ltd., Class H	1,421,633	2,420
Hengan International Group Co. Ltd.	332,398	2,797
Huadian Power International Corp. Ltd., Class H	744,000	355
Huaneng Power International, Inc., Class H	1,914,501	1,184
Huaneng Renewables Corp. Ltd., Class H	1,814,357	608
Huatai Securities Co. Ltd., Class H(2)	673,000	1,450
Industrial & Commercial Bank of China Ltd., Class H	33,760,515	18,754
JD.com, Inc. ADR*	315,600	6,700
Jiangsu Expressway Co. Ltd., Class H	572,000	796
Jiangxi Copper Co. Ltd., Class H	591,000	664
Kingsoft Corp. Ltd.	367,903	711

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
China - 20.5% continued
Lenovo Group Ltd.	3,288,000	$1,987
Longfor Properties Co. Ltd.	667,231	869
Luye Pharma Group Ltd.*	627,000	385
NetEase, Inc. ADR	36,200	6,995
New China Life Insurance Co. Ltd., Class H	358,852	1,281
New Oriental Education & Technology Group, Inc. ADR	61,100	2,559
People’s Insurance Co. Group of China (The) Ltd., Class H	3,245,535	1,257
PetroChina Co. Ltd., Class H	9,673,438	6,579
PICC Property & Casualty Co. Ltd., Class H	2,092,906	3,308
Ping An Insurance Group Co. of China Ltd., Class H	2,388,406	10,567
Qihoo 360 Technology Co. Ltd. ADR*	41,800	3,054
Qinqin Foodstuffs Group Cayman Co. Ltd.*	66,480	94
Qunar Cayman Islands Ltd. ADR*	17,000	506
Semiconductor Manufacturing International Corp.*	12,654,000	1,016
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	852,116	487
Shanghai Electric Group Co. Ltd., Class H*	1,248,000	531
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	169,500	414
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	422,134	657
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	316,300	702
Shenzhou International Group Holdings Ltd.	259,000	1,253
Shui On Land Ltd.	1,699,000	432
Sino-Ocean Group Holding Ltd.	1,455,048	633
Sinopec Engineering Group Co. Ltd., Class H	584,500	532
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,622,005	744
Sinopharm Group Co. Ltd., Class H	543,114	2,617
Sinotrans Ltd., Class H	885,000	398
SOHO China Ltd.	920,278	445
SouFun Holdings Ltd. ADR*	124,400	626
Sunac China Holdings Ltd.	808,000	504
TAL Education Group ADR*	18,900	1,173
Tencent Holdings Ltd.	2,584,670	58,883
Tingyi Cayman Islands Holding Corp.	912,435	867
TravelSky Technology Ltd., Class H	413,000	802
Tsingtao Brewery Co. Ltd., Class H	163,767	569
Vipshop Holdings Ltd. ADR*	184,700	2,063
Want Want China Holdings Ltd.	2,641,870	1,902
Weichai Power Co. Ltd., Class H	409,906	424
Yanzhou Coal Mining Co. Ltd., Class H	867,138	563
YY, Inc. ADR*	12,700	430
Zhejiang Expressway Co. Ltd., Class H	657,294	626
Zhuzhou CRRC Times Electric Co. Ltd.	253,974	1,409
Zijin Mining Group Co. Ltd., Class H	2,494,162	834
ZTE Corp., Class H	340,917	433

		370,558

Colombia - 0.3%
Cementos Argos S.A.	199,817	815
Corp. Financiera Colombiana S.A.	38,947	509
Ecopetrol S.A.*	2,124,576	1,015
Ecopetrol S.A. ADR	5,700	54
Grupo Argos S.A.	136,493	865
Grupo de Inversiones Suramericana S.A.	106,255	1,393
Interconexion Electrica S.A. ESP	167,500	513

		5,164

Czech Republic - 0.1%
CEZ A.S.	74,024	1,264
Komercni banka A.S.	34,765	1,303
O2 Czech Republic A.S.	26,195	234

		2,801

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	477,348	2,141
Global Telecom Holding S.A.E.*	1,171,981	421
Talaat Moustafa Group	433,600	238

		2,800

Greece - 0.3%
Alpha Bank A.E.*	633,821	1,164
Eurobank Ergasias S.A.*	853,288	533
FF Group*	14,512	270
Hellenic Telecommunications Organization S.A.	113,268	1,046
JUMBO S.A.*	49,930	663
National Bank of Greece S.A.*	2,520,351	550
OPAP S.A.	99,093	682
Piraeus Bank S.A.*	2,998,299	550
Titan Cement Co. S.A.	21,001	434

		5,892

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Hong Kong - 4.1%
Alibaba Health Information Technology Ltd.*	1,470,000	$1,079
Alibaba Pictures Group Ltd.*	5,050,000	1,180
Beijing Enterprises Holdings Ltd.	234,271	1,333
Beijing Enterprises Water Group Ltd.	1,987,886	1,205
Brilliance China Automotive Holdings Ltd.	1,375,944	1,424
China Everbright Ltd.	427,110	828
China Gas Holdings Ltd.	813,495	1,241
China Jinmao Holdings Group Ltd.	1,679,791	474
China Merchants Holdings International Co. Ltd.	604,511	1,620
China Mobile Ltd.	2,815,212	32,516
China Overseas Land & Investment Ltd.	1,814,475	5,790
China Power International Development Ltd.	1,514,000	559
China Resources Beer Holdings Co. Ltd.	555,711	1,217
China Resources Gas Group Ltd.	415,958	1,264
China Resources Land Ltd.	1,265,432	2,967
China Resources Power Holdings Co. Ltd.	877,735	1,314
China State Construction International Holdings Ltd.	830,534	1,101
China Taiping Insurance Holdings Co. Ltd.*	738,704	1,390
China Unicom Hong Kong Ltd.	2,732,494	2,836
CITIC Ltd.	1,986,803	2,900
COSCO Pacific Ltd.	776,827	780
Far East Horizon Ltd.	958,000	751
GCL-Poly Energy Holdings Ltd.	6,068,810	794
Guangdong Investment Ltd.	1,278,514	1,953
Haier Electronics Group Co. Ltd.	573,000	878
Kunlun Energy Co. Ltd.	1,495,230	1,249
Nine Dragons Paper Holdings Ltd.	705,923	539
Shanghai Industrial Holdings Ltd.	229,043	523
Shimao Property Holdings Ltd.	526,903	667
Sino Biopharmaceutical Ltd.	2,028,000	1,328
Sun Art Retail Group Ltd.	1,137,000	802

		74,502

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	17,417	1,007
OTP Bank PLC	108,616	2,435
Richter Gedeon Nyrt.	63,960	1,271

		4,713

India - 8.0%
ACC Ltd.	20,991	504
Adani Ports & Special Economic Zone Ltd.	388,854	1,198
Ambuja Cements Ltd.	318,527	1,207
Apollo Hospitals Enterprise Ltd.	33,802	660
Ashok Leyland Ltd.	534,793	783
Asian Paints Ltd.	132,460	1,972
Aurobindo Pharma Ltd.	119,995	1,319
Axis Bank Ltd.	271,671	2,161
Bajaj Auto Ltd.	38,976	1,555
Bajaj Finance Ltd.	7,314	869
Bharat Forge Ltd.	48,415	550
Bharat Heavy Electricals Ltd.	262,264	499
Bharat Petroleum Corp. Ltd.	42,468	679
Bharti Airtel Ltd.	462,094	2,524
Bharti Infratel Ltd.	259,775	1,329
Bosch Ltd.	3,440	1,158
Cadila Healthcare Ltd.	96,620	471
Cairn India Ltd.	209,900	438
Cipla Ltd.	159,760	1,188
Coal India Ltd.	316,896	1,472
Container Corp. of India Ltd.	14,835	316
Dabur India Ltd.	244,240	1,119
Divi’s Laboratories Ltd.	38,428	634
Dr. Reddy’s Laboratories Ltd.	38,644	1,949
Dr. Reddy’s Laboratories Ltd. ADR	15,005	769
Eicher Motors Ltd.	5,561	1,590
GAIL India Ltd.	141,151	808
GlaxoSmithKline Consumer Healthcare Ltd.	4,589	403
Glenmark Pharmaceuticals Ltd.	63,584	753
Godrej Consumer Products Ltd.	54,956	1,313
Havells India Ltd.	111,204	595
HCL Technologies Ltd.	259,797	2,822
Hero MotoCorp Ltd.	22,796	1,075
Hindalco Industries Ltd.	501,423	921
Hindustan Unilever Ltd.	298,174	3,978
Housing Development Finance Corp. Ltd.	687,758	12,833
ICICI Bank Ltd.	243,273	869
ICICI Bank Ltd. ADR	130,355	936
Idea Cellular Ltd.	559,418	886
Indiabulls Housing Finance Ltd.	135,048	1,348
Infosys Ltd.	707,782	12,309
Infosys Ltd. ADR	134,148	2,395
ITC Ltd.	1,032,717	5,625
JSW Steel Ltd.	38,822	845
Larsen & Toubro Ltd.	137,731	3,069
Larsen & Toubro Ltd. GDR (Registered)	7,050	158

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
India - 8.0% continued
LIC Housing Finance Ltd.	136,981	$1,008
Lupin Ltd.	100,756	2,304
Mahindra & Mahindra Financial Services Ltd.	121,618	603
Mahindra & Mahindra Ltd.	169,808	3,610
Marico Ltd.	202,858	794
Maruti Suzuki India Ltd.	48,232	3,003
Motherson Sumi Systems Ltd.	140,115	603
Nestle India Ltd.	10,686	1,030
NTPC Ltd.	741,895	1,722
Oil & Natural Gas Corp. Ltd.	390,178	1,254
Piramal Enterprises Ltd.	34,864	745
Power Finance Corp. Ltd.	151,985	383
Reliance Industries Ltd.	479,428	6,908
Reliance Industries Ltd. GDR(2)	57,226	1,634
Shree Cement Ltd.	3,831	829
Shriram Transport Finance Co. Ltd.	67,717	1,210
Siemens Ltd.	30,909	602
State Bank of India	709,804	2,321
Sun Pharmaceutical Industries Ltd.	442,875	5,009
Tata Consultancy Services Ltd.	216,957	8,211
Tata Motors Ltd.*	690,630	4,744
Tata Motors Ltd. ADR*	7,068	245
Tata Motors Ltd., Class A (Differential Voting Rights)*	177,136	771
Tata Power Co. Ltd.	510,667	557
Tata Steel Ltd.	141,079	679
Tech Mahindra Ltd.	106,940	806
Titan Co. Ltd.	138,472	833
UltraTech Cement Ltd.	16,702	847
United Spirits Ltd.*	29,404	1,091
UPL Ltd.	138,442	1,133
Vedanta Ltd.	455,417	896
Wipro Ltd.	256,822	2,129
Wipro Ltd. ADR	25,040	309
Yes Bank Ltd.	47,111	777
Zee Entertainment Enterprises Ltd.	265,466	1,803

		144,257

Indonesia - 2.6%
Adaro Energy Tbk PT	6,920,820	448
AKR Corporindo Tbk PT	778,900	379
Astra International Tbk PT	9,297,360	5,241
Bank Central Asia Tbk PT	5,613,892	5,680
Bank Danamon Indonesia Tbk PT	1,522,643	409
Bank Mandiri Persero Tbk PT	4,286,055	3,107
Bank Negara Indonesia Persero Tbk PT	3,420,709	1,352
Bank Rakyat Indonesia Persero Tbk PT	5,086,358	4,178
Bumi Serpong Damai Tbk PT	3,245,200	521
Charoen Pokphand Indonesia Tbk PT	3,401,435	970
Global Mediacom Tbk PT	3,327,200	249
Gudang Garam Tbk PT	220,015	1,150
Hanjaya Mandala Sampoerna Tbk PT	4,302,500	1,238
Indocement Tunggal Prakarsa Tbk PT	689,403	884
Indofood CBP Sukses Makmur Tbk PT	546,500	715
Indofood Sukses Makmur Tbk PT	1,938,971	1,067
Jasa Marga Persero Tbk PT	1,029,600	412
Kalbe Farma Tbk PT	9,607,080	1,115
Lippo Karawaci Tbk PT	8,481,500	737
Matahari Department Store Tbk PT	1,049,473	1,593
Media Nusantara Citra Tbk PT	2,335,500	389
Perusahaan Gas Negara Persero Tbk	4,978,512	887
Semen Indonesia Persero Tbk PT	1,356,155	964
Summarecon Agung Tbk PT	4,458,665	615
Surya Citra Media Tbk PT	2,708,500	679
Telekomunikasi Indonesia Persero Tbk PT	23,109,462	7,012
Tower Bersama Infrastructure Tbk PT	1,116,800	556
Unilever Indonesia Tbk PT	702,428	2,399
United Tractors Tbk PT	764,071	860
Waskita Karya Persero Tbk PT	2,354,400	456
XL Axiata Tbk PT*	1,813,575	504

		46,766

Malaysia - 2.8%
AirAsia Bhd.	633,900	410
Alliance Financial Group Bhd.	498,600	498
AMMB Holdings Bhd.	874,337	963
Astro Malaysia Holdings Bhd.	662,800	482
Axiata Group Bhd.	1,216,061	1,702
Berjaya Sports Toto Bhd.	352,361	266
British American Tobacco Malaysia Bhd.	63,800	835
CIMB Group Holdings Bhd.	1,405,837	1,529
Dialog Group Bhd.	1,364,944	522
DiGi.Com Bhd.	1,591,200	1,889
Felda Global Ventures Holdings Bhd.	479,200	180
Gamuda Bhd.	763,400	920
Genting Bhd.	1,022,000	2,080
Genting Malaysia Bhd.	1,343,500	1,484
Genting Plantations Bhd.	108,200	286
HAP Seng Consolidated Bhd.	248,300	475

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Malaysia - 2.8% continued
Hartalega Holdings Bhd.	332,300	$357
Hong Leong Bank Bhd.	321,598	1,054
Hong Leong Financial Group Bhd.	111,928	408
IHH Healthcare Bhd.	1,293,000	2,117
IJM Corp. Bhd.	1,258,040	1,089
IOI Corp. Bhd.	1,016,440	1,095
IOI Properties Group Bhd.	728,848	425
Kuala Lumpur Kepong Bhd.	190,650	1,102
Lafarge Malaysia Bhd.	130,300	253
Malayan Banking Bhd.	1,546,268	3,129
Malaysia Airports Holdings Bhd.	326,993	496
Maxis Bhd.	893,051	1,309
MISC Bhd.	497,160	921
Petronas Chemicals Group Bhd.	1,081,000	1,774
Petronas Dagangan Bhd.	92,200	536
Petronas Gas Bhd.	311,800	1,701
PPB Group Bhd.	221,800	910
Public Bank Bhd.	1,237,961	5,963
RHB Bank Bhd.	388,646	493
SapuraKencana Petroleum Bhd.	1,427,000	524
Sime Darby Bhd.	1,138,010	2,143
Telekom Malaysia Bhd.	514,186	865
Tenaga Nasional Bhd.	1,564,050	5,471
UMW Holdings Bhd.	195,200	278
Westports Holdings Bhd.	490,800	514
YTL Corp. Bhd.	2,093,980	867
YTL Power International Bhd.	997,013	348

		50,663

Mexico - 3.9%
Alfa S.A.B. de C.V., Series A	1,280,880	2,202
America Movil S.A.B. de C.V., Series L	14,435,582	8,875
Arca Continental S.A.B. de C.V.	188,584	1,353
Cemex S.A.B. de C.V., Series CPO*	6,377,948	3,946
Coca-Cola Femsa S.A.B. de C.V., Series L	225,722	1,870
El Puerto de Liverpool S.A.B. de C.V., Series C1	88,470	936
Fibra Uno Administracion S.A. de C.V.	1,158,800	2,469
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	847,877	7,850
Gentera S.A.B. de C.V.	461,372	826
Gruma S.A.B. de C.V., Series B	97,445	1,402
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	162,352	1,669
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	98,420	1,568
Grupo Bimbo S.A.B. de C.V., Series A	747,928	2,346
Grupo Carso S.A.B. de C.V., Series A1	257,706	1,109
Grupo Comercial Chedraui S.A. de C.V.	145,800	363
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,149,918	6,427
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,061,343	1,805
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	832,100	1,510
Grupo Lala S.A.B. de C.V.	268,280	591
Grupo Mexico S.A.B. de C.V., Series B	1,738,136	4,073
Grupo Televisa S.A.B., Series CPO	1,127,814	5,881
Industrias Penoles S.A.B. de C.V.	65,037	1,553
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	692,427	1,636
Mexichem S.A.B. de C.V.	493,834	1,041
OHL Mexico S.A.B. de C.V.*	348,700	427
Promotora y Operadora de Infraestructura S.A.B. de C.V.	120,550	1,484
Wal-Mart de Mexico S.A.B. de C.V.	2,410,237	5,798

		71,010

Netherlands - 0.4%
Steinhoff International Holdings N.V.	1,337,234	7,660

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR*	88,006	1,052
Credicorp Ltd.	30,852	4,761
Southern Copper Corp.	39,827	1,075

		6,888

Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	869,949	1,453
Aboitiz Power Corp.	679,344	669
Alliance Global Group, Inc.	997,824	315
Ayala Corp.	116,497	2,114
Ayala Land, Inc.	3,334,180	2,758
Bank of the Philippine Islands	320,853	665
BDO Unibank, Inc.	735,616	1,756
DMCI Holdings, Inc.	1,794,000	483
Energy Development Corp.	4,186,950	493
Globe Telecom, Inc.	15,050	759
GT Capital Holdings, Inc.	35,500	1,091
International Container Terminal Services, Inc.	224,340	295
JG Summit Holdings, Inc.	1,330,011	2,447
Jollibee Foods Corp.	200,823	1,033
Megaworld Corp.	5,366,000	534

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Philippines - 1.5% continued
Metro Pacific Investments Corp.	6,269,200	$932
Metropolitan Bank & Trust Co.	275,408	530
Philippine Long Distance Telephone Co.	44,240	2,040
Robinsons Land Corp.	744,200	467
Security Bank Corp.	103,520	423
SM Investments Corp.	72,225	1,490
SM Prime Holdings, Inc.	3,745,113	2,186
Universal Robina Corp.	411,360	1,820

		26,753

Poland - 1.1%
Alior Bank S.A.*	42,883	571
Bank Handlowy w Warszawie S.A.	15,809	287
Bank Millennium S.A.*	268,226	320
Bank Pekao S.A.	59,636	2,087
Bank Zachodni WBK S.A.	15,817	1,059
CCC S.A.	12,625	514
Cyfrowy Polsat S.A.*	82,277	462
Enea S.A.	108,314	273
Energa S.A.	88,517	213
Eurocash S.A.	37,675	441
Grupa Azoty S.A.	21,458	376
Grupa Lotos S.A.*	47,033	363
KGHM Polska Miedz S.A.	63,980	1,077
LPP S.A.	582	746
mBank S.A.*	6,440	508
Orange Polska S.A.	296,690	383
PGE Polska Grupa Energetyczna S.A.	383,360	1,146
Polski Koncern Naftowy ORLEN S.A.	145,739	2,550
Polskie Gornictwo Naftowe i Gazownictwo S.A.	810,985	1,157
Powszechna Kasa Oszczednosci Bank Polski S.A.*	398,360	2,368
Powszechny Zaklad Ubezpieczen S.A.	255,050	1,855
Synthos S.A.	273,252	250
Tauron Polska Energia S.A.	485,210	349

		19,355

Qatar - 0.8%
Barwa Real Estate Co.	40,383	368
Commercial Bank (The) QSC	73,899	752
Doha Bank QSC	56,343	550
Ezdan Holding Group QSC	366,743	1,817
Industries Qatar QSC	68,904	1,858
Masraf Al Rayan QSC	177,760	1,663
Ooredoo QSC	35,063	852
Qatar Electricity & Water Co. QSC	12,571	716
Qatar Gas Transport Co. Ltd.	118,890	754
Qatar Insurance Co. S.A.Q.	54,361	1,100
Qatar Islamic Bank S.A.Q.	27,174	719
Qatar National Bank S.A.Q.	95,543	3,678
Vodafone Qatar QSC	144,815	422

		15,249

Romania - 0.1%
New Europe Property Investments PLC	92,911	1,061

Russia - 3.3%
Alrosa PJSC	873,751	948
Gazprom PJSC	300,804	657
Gazprom PJSC ADR	2,571,108	11,104
Lukoil PJSC	23,333	981
Lukoil PJSC ADR	163,780	6,855
Lukoil PJSC ADR (Xetra Exchange)	8,433	352
Magnit PJSC	3,011	425
Magnit PJSC GDR (Registered)	115,299	3,836
MegaFon PJSC GDR (Registered)	40,634	424
MMC Norilsk Nickel PJSC	6,104	816
MMC Norilsk Nickel PJSC ADR	111,208	1,480
MMC Norilsk Nickel PJSC ADR (Frankfurt Exchange)	80,388	1,075
Mobile TeleSystems PJSC ADR	235,450	1,950
Moscow Exchange MICEX-RTS PJSC	606,636	1,070
Novatek OJSC GDR (Registered)	42,046	4,297
PhosAgro OJSC GDR (Registered)	42,281	626
Rosneft PJSC	45,905	237
Rosneft PJSC GDR (Registered)	483,989	2,483
Rostelecom PJSC	341,077	493
Rostelecom PJSC ADR	10,070	87
RusHydro PJSC	24,330,245	234
RusHydro PJSC ADR	266,069	243
Sberbank of Russia PJSC	56,000	117
Sberbank of Russia PJSC (Moscow Exchange)	4,262,578	8,921
Sberbank of Russia PJSC ADR	158,557	1,386
Severstal PJSC	8,730	96
Severstal PJSC GDR (Registered)	88,463	972
Sistema JSFC GDR (Registered)	73,999	562
Surgutneftegas OJSC	329,267	171
Surgutneftegas OJSC ADR	172,604	881
Surgutneftegas OJSC ADR (Frankfurt Exchange)	120,622	619

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Russia - 3.3% continued
Tatneft PJSC	161,958	$841
Tatneft PJSC ADR	80,610	2,483
Tatneft PJSC ADR (Frankfurt Exchange)	1,663	51
VTB Bank PJSC	1,569,876,738	1,676
VTB Bank PJSC GDR(2)	11,036	23
VTB Bank PJSC GDR (Registered)	384,561	795

		60,267

South Africa - 6.4%
African Bank Investments Ltd.*	213,004	4
Anglo American Platinum Ltd.*	23,190	579
AngloGold Ashanti Ltd.*	184,449	3,356
Aspen Pharmacare Holdings Ltd.*	155,478	3,849
Barclays Africa Group Ltd.	192,987	1,904
Bid Corp. Ltd.*	144,349	2,705
Bidvest Group (The) Ltd.	144,349	1,360
Brait S.E.*	154,869	1,489
Capitec Bank Holdings Ltd.	18,531	751
Coronation Fund Managers Ltd.	96,799	439
Discovery Ltd.	163,169	1,362
Exxaro Resources Ltd.	64,240	296
FirstRand Ltd.	1,530,612	4,702
Fortress Income Fund Ltd.	361,743	883
Fortress Income Fund Ltd., Class A	435,751	470
Foschini Group (The) Ltd.	98,056	935
Gold Fields Ltd.	354,267	1,727
Growthpoint Properties Ltd.	921,359	1,616
Hyprop Investments Ltd.	110,274	975
Impala Platinum Holdings Ltd.*	295,118	949
Imperial Holdings Ltd.	66,051	678
Investec Ltd.	110,172	674
Liberty Holdings Ltd.	52,791	434
Life Healthcare Group Holdings Ltd.	439,138	1,081
Massmart Holdings Ltd.	50,257	431
Mediclinic International PLC(1)	1	—
MMI Holdings Ltd.	491,078	757
Mondi Ltd.	54,972	1,004
Mr Price Group Ltd.	109,595	1,540
MTN Group Ltd.	763,306	7,465
Naspers Ltd., Class N	200,632	30,742
Nedbank Group Ltd.	91,262	1,160
Netcare Ltd.	454,922	960
Pick n Pay Stores Ltd.	107,823	526
Pioneer Foods Group Ltd.	62,456	734
PSG Group Ltd.	39,490	522
Rand Merchant Investment Holdings Ltd.	297,487	836
Redefine Properties Ltd.	2,048,590	1,580
Remgro Ltd.	218,072	3,778
Resilient REIT Ltd.	129,457	1,162
RMB Holdings Ltd.	319,414	1,224
Sanlam Ltd.	652,585	2,684
Sappi Ltd.*	249,979	1,166
Sasol Ltd.	254,163	6,900
Shoprite Holdings Ltd.	199,286	2,256
Sibanye Gold Ltd.	335,707	1,149
SPAR Group (The) Ltd.	83,896	1,152
Standard Bank Group Ltd.	596,136	5,226
Telkom S.A. SOC Ltd.	116,145	525
Tiger Brands Ltd.	73,766	1,820
Truworths International Ltd.	204,543	1,194
Tsogo Sun Holdings Ltd.	170,627	309
Vodacom Group Ltd.	167,235	1,913
Woolworths Holdings Ltd.	465,668	2,665

		116,598

South Korea - 13.2%
Amorepacific Corp.	14,753	5,560
AMOREPACIFIC Group	12,852	1,881
BGF retail Co. Ltd.	4,489	839
BNK Financial Group, Inc.	122,477	863
Celltrion, Inc.*	34,673	2,919
Cheil Worldwide, Inc.	34,566	507
CJ CheilJedang Corp.	3,590	1,211
CJ Corp.	6,634	1,169
CJ E&M Corp.	8,907	539
CJ Korea Express Corp.*	3,196	602
Coway Co. Ltd.	24,537	2,230
Daelim Industrial Co. Ltd.	13,075	872
Daewoo Engineering & Construction Co. Ltd.*	66,362	326
DGB Financial Group, Inc.	78,066	590
Dongbu Insurance Co. Ltd.	22,180	1,335
Dongsuh Cos., Inc.	16,640	483
Doosan Heavy Industries & Construction Co. Ltd.	21,468	399
E-MART, Inc.	8,740	1,313
GS Engineering & Construction Corp.*	22,832	556
GS Holdings Corp.	23,148	964
GS Retail Co. Ltd.	12,857	612
Hana Financial Group, Inc.	134,757	2,737

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
South Korea - 13.2% continued
Hankook Tire Co. Ltd.	33,836	$1,506
Hanmi Pharm Co. Ltd.	2,415	1,493
Hanmi Science Co. Ltd.	5,392	722
Hanon Systems	86,039	790
Hanssem Co. Ltd.	5,071	700
Hanwha Chemical Corp.	48,762	1,020
Hanwha Corp.	21,428	668
Hanwha Life Insurance Co. Ltd.	97,108	488
Hotel Shilla Co. Ltd.	15,194	907
Hyosung Corp.	9,283	1,014
Hyundai Department Store Co. Ltd.	7,044	789
Hyundai Development Co. - Engineering & Construction	25,735	891
Hyundai Engineering & Construction Co. Ltd.	33,598	983
Hyundai Glovis Co. Ltd.	8,508	1,267
Hyundai Heavy Industries Co. Ltd.*	19,017	1,780
Hyundai Marine & Fire Insurance Co. Ltd.	28,376	721
Hyundai Mobis Co. Ltd.	31,236	6,839
Hyundai Motor Co.	65,728	7,786
Hyundai Steel Co.	36,498	1,471
Hyundai Wia Corp.	7,166	558
Industrial Bank of Korea	115,524	1,126
Kakao Corp.	13,699	1,113
Kangwon Land, Inc.	54,285	1,970
KB Financial Group, Inc.	177,059	5,051
KCC Corp.	2,623	870
KEPCO Plant Service & Engineering Co. Ltd.	10,574	598
Kia Motors Corp.	121,046	4,559
Korea Aerospace Industries Ltd.	26,964	1,729
Korea Electric Power Corp.	117,524	6,202
Korea Gas Corp.	12,656	437
Korea Investment Holdings Co. Ltd.	18,082	668
Korea Zinc Co. Ltd.	3,850	1,699
Korean Air Lines Co. Ltd.*	15,901	361
KT Corp.	7,761	200
KT Corp. ADR	6,526	93
KT&G Corp.	53,504	6,342
Kumho Petrochemical Co. Ltd.	8,338	436
LG Chem Ltd.	21,312	4,874
LG Corp.	43,710	2,419
LG Display Co. Ltd.	105,794	2,438
LG Electronics, Inc.	48,422	2,281
LG Household & Health Care Ltd.	4,257	4,129
LG Innotek Co. Ltd.	5,984	412
LG Uplus Corp.	97,478	923
Lotte Chemical Corp.	7,007	1,746
Lotte Chilsung Beverage Co. Ltd.	273	424
Lotte Confectionery Co. Ltd.	2,440	414
Lotte Shopping Co. Ltd.	5,136	904
Mirae Asset Daewoo Co. Ltd.	80,958	555
Mirae Asset Securities Co. Ltd.	33,301	677
NAVER Corp.	12,848	7,989
NCSoft Corp.	7,990	1,638
NH Investment & Securities Co. Ltd.	62,621	503
OCI Co. Ltd.*	7,779	619
Orion Corp.	1,629	1,333
Ottogi Corp.	588	421
Paradise Co. Ltd.	20,291	270
POSCO	30,905	5,460
POSCO ADR	4,628	206
Posco Daewoo Corp.	19,613	429
S-1 Corp.	8,746	820
Samsung C&T Corp.	34,871	3,732
Samsung Card Co. Ltd.	16,535	596
Samsung Electro-Mechanics Co. Ltd.	24,982	1,094
Samsung Electronics Co. Ltd.	46,507	57,895
Samsung Fire & Marine Insurance Co. Ltd.	15,223	3,484
Samsung Heavy Industries Co. Ltd.*	73,612	598
Samsung Life Insurance Co. Ltd.	32,116	2,813
Samsung SDI Co. Ltd.	25,004	2,364
Samsung SDS Co. Ltd.	15,689	1,955
Samsung Securities Co. Ltd.	26,196	814
Shinhan Financial Group Co. Ltd.	195,605	6,458
Shinsegae Co. Ltd.	3,578	607
SK Holdings Co. Ltd.	21,005	3,700
SK Hynix, Inc.	267,100	7,592
SK Innovation Co. Ltd.	29,440	3,625
SK Networks Co. Ltd.	63,789	331
SK Telecom Co. Ltd.	8,114	1,518
SK Telecom Co. Ltd. ADR	10,300	216
S-Oil Corp.	20,455	1,354
Woori Bank	134,131	1,115
Yuhan Corp.	3,592	955

		239,054

Taiwan - 11.5%
Acer, Inc.*	1,404,800	663
Advanced Semiconductor Engineering, Inc.	2,882,364	3,313

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Taiwan - 11.5% continued
Advantech Co. Ltd.	148,234	$1,130
Asia Cement Corp.	1,044,567	908
Asia Pacific Telecom Co. Ltd.*	905,000	302
Asustek Computer, Inc.	321,546	2,657
AU Optronics Corp.	3,954,215	1,353
Casetek Holdings Ltd.	69,000	242
Catcher Technology Co. Ltd.	299,111	2,233
Cathay Financial Holding Co. Ltd.	3,755,075	4,106
Chailease Holding Co. Ltd.	445,028	720
Chang Hwa Commercial Bank Ltd.	2,076,443	1,082
Cheng Shin Rubber Industry Co. Ltd.	877,184	1,846
Chicony Electronics Co. Ltd.	256,510	578
China Airlines Ltd.*	1,147,307	346
China Development Financial Holding Corp.	6,250,868	1,515
China Life Insurance Co. Ltd.	1,565,049	1,214
China Steel Corp.	5,464,156	3,560
Chunghwa Telecom Co. Ltd.	1,749,493	6,319
Compal Electronics, Inc.	1,936,759	1,223
CTBC Financial Holding Co. Ltd.	7,476,739	3,915
Delta Electronics, Inc.	886,343	4,330
E.Sun Financial Holding Co. Ltd.	3,262,099	1,931
Eclat Textile Co. Ltd.	85,355	824
Eva Airways Corp.*	821,768	377
Evergreen Marine Corp. Taiwan Ltd.	803,752	298
Far Eastern New Century Corp.	1,477,789	1,105
Far EasTone Telecommunications Co. Ltd.	729,345	1,763
Feng TAY Enterprise Co. Ltd.	128,020	531
First Financial Holding Co. Ltd.	4,171,490	2,193
Formosa Chemicals & Fibre Corp.	1,462,499	3,679
Formosa Petrochemical Corp.	531,487	1,449
Formosa Plastics Corp.	1,911,682	4,618
Formosa Taffeta Co. Ltd.	358,827	346
Foxconn Technology Co. Ltd.	413,001	973
Fubon Financial Holding Co. Ltd.	3,074,025	3,620
Giant Manufacturing Co. Ltd.	129,483	805
Hermes Microvision, Inc.	21,000	867
Highwealth Construction Corp.	384,490	637
Hiwin Technologies Corp.	86,962	405
Hon Hai Precision Industry Co. Ltd.	6,462,166	16,628
Hotai Motor Co. Ltd.	112,900	1,105
HTC Corp.	303,220	976
Hua Nan Financial Holdings Co. Ltd.	3,167,026	1,646
Innolux Corp.	4,177,900	1,410
Inotera Memories, Inc.*	1,210,546	944
Inventec Corp.	1,131,314	809
Largan Precision Co. Ltd.	45,835	4,254
Lite-On Technology Corp.	977,088	1,343
MediaTek, Inc.	680,334	5,195
Mega Financial Holding Co. Ltd.	4,952,543	3,745
Merida Industry Co. Ltd.	100,900	426
Nan Ya Plastics Corp.	2,159,951	4,114
Nanya Technology Corp.	289,000	354
Nien Made Enterprise Co. Ltd.*	65,000	592
Novatek Microelectronics Corp.	270,850	1,013
OBI Pharma, Inc.*	49,000	775
Pegatron Corp.	890,594	1,888
Phison Electronics Corp.	71,608	619
Pou Chen Corp.	1,009,093	1,357
Powertech Technology, Inc.	302,568	671
President Chain Store Corp.	264,220	2,067
Quanta Computer, Inc.	1,231,576	2,345
Realtek Semiconductor Corp.	208,457	649
Ruentex Development Co. Ltd.	385,108	448
Ruentex Industries Ltd.	231,906	350
Shin Kong Financial Holding Co. Ltd.	3,806,458	746
Siliconware Precision Industries Co. Ltd.	994,480	1,527
Simplo Technology Co. Ltd.	133,532	467
SinoPac Financial Holdings Co. Ltd.	4,418,999	1,310
Standard Foods Corp.	176,123	432
Synnex Technology International Corp.	600,086	651
TaiMed Biologics, Inc.*	72,000	485
Taishin Financial Holding Co. Ltd.	3,647,117	1,407
Taiwan Business Bank*	1,634,226	416
Taiwan Cement Corp.	1,519,055	1,517
Taiwan Cooperative Financial Holding Co. Ltd.	3,268,917	1,444
Taiwan Fertilizer Co. Ltd.	327,000	436
Taiwan Mobile Co. Ltd.	764,076	2,674
Taiwan Semiconductor Manufacturing Co. Ltd.	11,285,193	57,064
Teco Electric and Machinery Co. Ltd.	878,000	742
Transcend Information, Inc.	96,442	293
Uni-President Enterprises Corp.	2,222,150	4,384
United Microelectronics Corp.	5,527,043	2,162
Vanguard International Semiconductor Corp.	410,000	677
Wistron Corp.	1,140,279	799
WPG Holdings Ltd.	680,316	792
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Taiwan - 11.5% continued
Yuanta Financial Holding Co. Ltd.	4,406,814	$1,428
Yulon Motor Co. Ltd.	366,257	312
Zhen Ding Technology Holding Ltd.	206,850	374

		208,238

Thailand - 2.1%
Advanced Info Service PCL (Registered)	194,000	872
Advanced Info Service PCL NVDR	281,999	1,275
Airports of Thailand PCL NVDR	197,900	2,196
Bangkok Bank PCL (Registered)	118,000	547
Bangkok Dusit Medical Services PCL NVDR	1,799,000	1,227
Bangkok Expressway & Metro PCL NVDR	3,190,098	628
Banpu PCL (Registered)	233,500	98
Banpu PCL NVDR	476,820	200
BEC World PCL (Registered)	196,500	128
BEC World PCL NVDR	222,607	144
BTS Group Holdings PCL NVDR	2,688,900	736
Bumrungrad Hospital PCL NVDR	165,787	862
Central Pattana PCL NVDR	640,000	1,092
Charoen Pokphand Foods PCL NVDR	1,208,057	991
CP ALL PCL (Registered)	905,200	1,294
CP ALL PCL NVDR	1,370,736	1,966
Delta Electronics Thailand PCL NVDR	217,400	425
Electricity Generating PCL NVDR	58,000	310
Energy Absolute PCL NVDR	505,600	307
Glow Energy PCL (Registered)	87,100	213
Glow Energy PCL NVDR	141,402	346
Home Product Center PCL NVDR	1,722,604	487
Indorama Ventures PCL NVDR	702,647	584
IRPC PCL (Registered)	1,860,900	252
IRPC PCL NVDR	2,820,481	383
Kasikornbank PCL (Registered)	191,500	942
Kasikornbank PCL NVDR	622,997	3,026
Krung Thai Bank PCL (Registered)	699,750	325
Krung Thai Bank PCL NVDR	980,493	456
Minor International PCL NVDR	958,630	1,100
PTT Exploration & Production PCL (Registered)	242,500	578
PTT Exploration & Production PCL NVDR	401,043	957
PTT Global Chemical PCL (Registered)	189,814	320
PTT Global Chemical PCL NVDR	763,376	1,296
PTT PCL (Registered)	183,500	1,634
PTT PCL NVDR	276,800	2,472
Robinson Department Store PCL NVDR	213,000	412
Siam Cement (The) PCL (Registered)	51,000	695
Siam Cement (The) PCL NVDR	134,398	1,831
Siam Commercial Bank (The) PCL (Registered)	232,700	920
Siam Commercial Bank (The) PCL NVDR	488,976	1,936
Thai Oil PCL (Registered)	97,800	167
Thai Oil PCL NVDR	280,895	481
Thai Union Group PCL NVDR	892,200	559
TMB Bank PCL NVDR	5,939,500	366
True Corp. PCL NVDR	4,468,552	916

		38,952

Turkey - 1.3%
Akbank T.A.S.	1,020,958	2,957
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	89,563	605
Arcelik A.S.	105,104	693
BIM Birlesik Magazalar A.S.	98,256	1,928
Coca-Cola Icecek A.S.	33,387	409
Dogan Sirketler Grubu Holding A.S.(1) *	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	824,576	829
Enka Insaat ve Sanayi A.S.(1)	1	—
Eregli Demir ve Celik Fabrikalari T.A.S.	638,943	908
Ford Otomotiv Sanayi A.S.	31,388	337
Haci Omer Sabanci Holding A.S.	420,934	1,393
Is Gayrimenkul Yatirim Ortakligi A.S.(1)	1	—
KOC Holding A.S.	289,537	1,323
Petkim Petrokimya Holding A.S.	326,607	438
TAV Havalimanlari Holding A.S.	70,764	305
Tofas Turk Otomobil Fabrikasi A.S.	57,218	472
Tupras Turkiye Petrol Rafinerileri A.S.	57,067	1,268
Turk Hava Yollari A.O.*	269,862	541
Turk Telekomunikasyon A.S.	192,648	408
Turkcell Iletisim Hizmetleri A.S.*	390,771	1,439
Turkiye Garanti Bankasi A.S.	1,070,508	2,857
Turkiye Halk Bankasi A.S.	288,262	868
Turkiye Is Bankasi, Class C	724,257	1,161
Turkiye Sise ve Cam Fabrikalari A.S.	313,740	388
Turkiye Vakiflar Bankasi T.A.O., Class D	344,866	548
Ulker Biskuvi Sanayi A.S.	75,256	551
Yapi ve Kredi Bankasi A.S.*	414,528	582

		23,208

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	894,385	1,476
Aldar Properties PJSC	1,435,240	1,058

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
United Arab Emirates - 0.8% continued
Arabtec Holding Co. PJSC*	1,015,383	$380
DP World Ltd.	75,435	1,253
Dubai Financial Market PJSC	952,297	329
Dubai Islamic Bank PJSC	609,171	849
Emaar Malls Group PJSC	855,959	658
Emaar Properties PJSC	1,598,180	2,717
Emirates Telecommunications Group Co. PJSC	791,194	4,083
First Gulf Bank PJSC	409,628	1,407
National Bank of Abu Dhabi PJSC	330,493	870

		15,080

Total Common Stocks(4) (Cost $1,529,960)		1,655,519

PREFERRED STOCKS - 3.6%
Brazil - 2.4%
Banco Bradesco S.A.*	1,167,793	9,150
Banco Bradesco S.A. ADR*	106,841	834
Braskem S.A., Class A	66,841	395
Centrais Eletricas Brasileiras S.A., Class B*	102,041	557
Cia Brasileira de Distribuicao	72,042	1,045
Cia Energetica de Minas Gerais	325,747	733
Cia Energetica de Sao Paulo, Class B	82,708	304
Cia Paranaense de Energia, Class B	46,144	418
Gerdau S.A.	431,961	792
Itau Unibanco Holding S.A.	1,324,332	12,475
Itausa - Investimentos Itau S.A.	1,796,893	4,195
Lojas Americanas S.A.	271,830	1,358
Petroleo Brasileiro S.A.*	1,490,295	4,352
Petroleo Brasileiro S.A. ADR*	148,341	862
Suzano Papel e Celulose S.A., Class A	187,200	661
Telefonica Brasil S.A.	186,273	2,541
Telefonica Brasil S.A. ADR	22,109	301
Vale S.A.	877,230	3,542

		44,515

Chile - 0.1%
Embotelladora Andina S.A., Class B	117,962	415
Sociedad Quimica y Minera de Chile S.A., Class B	39,851	987
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	79

		1,481

Colombia - 0.2%
Bancolombia S.A.	188,295	1,643
Bancolombia S.A. ADR	6,452	225
Grupo Aval Acciones y Valores S.A.	1,647,469	666
Grupo de Inversiones Suramericana S.A.	43,160	555

		3,089

Russia - 0.2%
AK Transneft OJSC	708	1,844
Surgutneftegas OJSC	1,756,437	1,056
Surgutneftegas OJSC ADR	140,161	845

		3,745

South Korea - 0.7%
Amorepacific Corp.	4,133	890
Hyundai Motor Co.	10,583	870
Hyundai Motor Co. (2nd Preferred)	17,114	1,436
LG Chem Ltd.	3,379	565
LG Household & Health Care Ltd.	932	536
Samsung Electronics Co. Ltd.	8,413	8,685

		12,982

Total Preferred Stocks(4) (Cost $92,695)		65,812

RIGHTS - 0.0%
Chile - 0.0%
Empresa Nacional de Telecomunicaciones S.A.*	14,273	14

Total Rights (Cost $ — )		14

INVESTMENT COMPANIES - 3.3%
iShares MSCI Emerging Markets ETF	749,000	25,736
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(5) (6)	34,033,408	34,033

Total Investment Companies (Cost $58,947)		59,769

Total Investments - 98.3% (Cost $1,681,602)		1,781,114

Other Assets less Liabilities - 1.7%		30,208

NET ASSETS - 100.0%		$1,811,322

(1)	Value rounds to less than one thousand.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	7-day yield as of June 30, 2016 is disclosed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNY Mellon	United States Dollar	1,225	Taiwan Dollar	39,369	9/21/16	$1

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
FTSE/JSE Top 40 Index (South African Rand)	87	$2,744	Long	9/16	$(36)
Hang Seng Index (Hong Kong Dollar)	48	6,480	Long	7/16	315
mini MSCI Emerging Markets Index (United States Dollar)	1,150	47,995	Long	9/16	(85)
MSCI Taiwan Index (United States Dollar)	129	4,096	Long	7/16	130
S&P/TSX 60 Index (Canadian Dollar)	5	630	Long	9/16	(15)
SGX CNX Nifty Index (United States Dollar)	139	2,317	Long	7/16	71
SPI 200 Index (Australian Dollar)	10	965	Long	9/16	(17)

Total					$363

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	8.3
Energy	7.3
Financials	27.2
Health Care	2.6
Industrials	6.1
Information Technology	22.2
Materials	6.3
Telecommunication Services	6.5
Utilities	3.1

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	20.4%
Korean Won	14.4
Taiwan Dollar	11.9
United States Dollar	11.4
Indian Rupee	7.9
South African Rand	7.2
Brazilian Real	6.8
All other currencies less than 5%	20.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	JUNE 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$78,890	$—	$—	$78,890
Chile	19,140	—	—	19,140
China	89,412	281,146	—	370,558
Colombia	5,164	—	—	5,164
Egypt	421	2,379	—	2,800
India	4,654	139,603	—	144,257
Malaysia	493	50,170	—	50,663
Mexico	71,010	—	—	71,010
Peru	6,888	—	—	6,888
Russia	21,612	38,655	—	60,267
South Africa	2,705	113,893	—	116,598
South Korea	515	238,539	—	239,054
All Other Countries(1)	—	490,230	—	490,230

Total Common Stocks	300,904	1,354,615	—	1,655,519

Preferred Stocks
South Korea	—	12,982	—	12,982
All Other Countries(1)	52,830	—	—	52,830

Total Preferred Stocks	52,830	12,982	—	65,812

Rights(1)	14	—	—	14
Investment Companies	59,769	—	—	59,769

Total Investments	$413,517	$1,367,597	$—	$1,781,114

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$1	$—	$1
Futures Contracts	516	—	—	516
Liabilities
Futures Contracts	(153)	—	—	(153)

Total Other Financial Instruments	$363	$1	$—	$364

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)		Reason
Common Stocks
Egypt	$238		Valuations at official close price with foreign fair value adjustment
South Africa	—	*	Valuations at official close price with foreign fair value adjustment

Total	$238

*	Amount rounds to less than one thousand.

At June 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Chile	$1,733	Valuations at official close price
China	657	Valuations at official close price
Malaysia	493	Valuations at official close price

Total	$2,883

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,725,491

Gross tax appreciation of investments	$324,175
Gross tax depreciation of investments	(268,552)

Net tax appreciation of investments	$55,623

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$5,265	$188,389	$159,621	$21	$34,033

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Australia - 5.5%
BGP Holdings PLC(1) *	6,535,576	$—
BWP Trust	619,642	1,687
Charter Hall Retail REIT	428,166	1,525
Cromwell Property Group	1,854,891	1,407
Dexus Property Group	1,210,329	8,174
Goodman Group	2,233,198	11,904
GPT Group (The)	2,253,986	9,118
Investa Office Fund	704,236	2,253
Mirvac Group	4,658,508	7,048
Scentre Group	6,398,273	23,533
Shopping Centres Australasia Property Group	930,797	1,590
Stockland	3,003,108	10,577
Vicinity Centres	4,121,740	10,256
Westfield Corp.	2,418,840	19,272

		108,344

Austria - 0.4%
BUWOG A.G.*	90,556	2,091
CA Immobilien Anlagen A.G.*	90,425	1,512
Conwert Immobilien Invest S.E.*	85,495	1,369
IMMOFINANZ A.G.*	1,036,502	2,219

		7,191

Belgium - 0.4%
Aedifica S.A.	16,034	1,241
Befimmo S.A.	21,916	1,411
Cofinimmo S.A.	25,492	3,006
Intervest Offices & Warehouses N.V.	18,442	523
Leasinvest Real Estate S.C.A.	2,488	294
Warehouses De Pauw - CVA	18,033	1,694
Wereldhave Belgium N.V.	2,743	337

		8,506

Brazil - 0.5%
Aliansce Shopping Centers S.A.	100,941	439
BR Malls Participacoes S.A.*	708,003	2,848
BR Properties S.A.	113,752	267
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	328,985	1,044
Direcional Engenharia S.A.	93,430	160
Even Construtora e Incorporadora S.A.	251,669	298
Ez Tec Empreendimentos e Participacoes S.A.	73,165	366
Gafisa S.A.	464,658	298
Helbor Empreendimentos S.A.	135,597	58
Iguatemi Empresa de Shopping Centers S.A.	79,203	697
JHSF Participacoes S.A.*	134,916	47
MRV Engenharia e Participacoes S.A.	353,212	1,175
Multiplan Empreendimentos Imobiliarios S.A.*	96,897	1,816
PDG Realty S.A. Empreendimentos e Participacoes*	63,400	48
Rodobens Negocios Imobiliarios S.A.	28,773	61
Sonae Sierra Brasil S.A.	34,415	185
Tecnisa S.A.	98,731	73

		9,880

Canada - 2.5%
Allied Properties Real Estate Investment Trust	97,667	2,924
Artis Real Estate Investment Trust	171,752	1,795
Boardwalk Real Estate Investment Trust	50,341	2,243
Canadian Apartment Properties REIT	157,566	4,044
Canadian Real Estate Investment Trust	91,030	3,403
Chartwell Retirement Residences	215,662	2,632
Cominar Real Estate Investment Trust	213,545	2,783
Crombie Real Estate Investment Trust	95,768	1,138
Dream Global Real Estate Investment Trust	121,347	881
Dream Office Real Estate Investment Trust	134,476	1,934
First Capital Realty, Inc.	115,483	1,981
Granite Real Estate Investment Trust	58,637	1,759
H&R Real Estate Investment Trust	352,837	6,148
InnVest Real Estate Investment Trust	123,265	665
Killam Apartment Real Estate Investment Trust	61,035	600
Northview Apartment Real Estate Investment Trust	55,092	956
Pure Industrial Real Estate Trust	236,499	943
RioCan Real Estate Investment Trust	394,315	8,952
Smart Real Estate Investment Trust	139,387	4,121

		49,902

Chile - 0.1%
Parque Arauco S.A.	714,374	1,443

China - 1.6%
Agile Property Holdings Ltd.	1,827,226	974
Beijing Capital Land Ltd., Class H	1,288,000	473
Beijing North Star Co. Ltd., Class H	899,662	275
China Aoyuan Property Group Ltd.	1,605,000	352
China SCE Property Holdings Ltd.	1,461,000	317
China Vanke Co. Ltd., Class H	1,649,341	3,265

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
China - 1.6% continued
CIFI Holdings Group Co. Ltd.	3,286,882	$810
Country Garden Holdings Co. Ltd.	9,108,181	3,842
Dalian Wanda Commercial Properties Co. Ltd., Class H(2)	855,800	5,268
Evergrande Real Estate Group Ltd.	4,460,000	2,741
Fantasia Holdings Group Co. Ltd.*	2,086,500	255
Greentown China Holdings Ltd.*	945,500	664
Guangzhou R&F Properties Co. Ltd., Class H	1,200,202	1,522
Hydoo International Holding Ltd.	1,308,000	158
KWG Property Holding Ltd.	1,481,094	866
Logan Property Holdings Co. Ltd.	1,294,000	467
Longfor Properties Co. Ltd.	1,838,000	2,393
Powerlong Real Estate Holdings Ltd.	1,614,000	325
Redco Properties Group Ltd.(2)	528,000	368
Ronshine China Holdings Ltd.*	419,500	326
Shui On Land Ltd.	4,273,277	1,086
Sino-Ocean Group Holding Ltd.	3,685,828	1,604
SOHO China Ltd.	2,352,756	1,137
Sunac China Holdings Ltd.	2,310,050	1,440
Yuzhou Properties Co. Ltd.	1,682,000	470

		31,398

Egypt - 0.0%
Emaar Misr for Development S.A.E.*	719,915	175
Six of October Development & Investment*	295,544	336

		511

Finland - 0.1%
Citycon OYJ	499,347	1,136
Sponda OYJ	307,161	1,332
Technopolis OYJ	115,575	456

		2,924

France - 3.0%
Affine S.A.	9,197	160
ANF Immobilier	8,495	207
Fonciere de Paris SIIC	3,056	476
Fonciere Des Regions	45,633	4,062
Gecina S.A.	49,753	6,801
ICADE	44,502	3,164
Klepierre	256,234	11,432
Mercialys S.A.	53,184	1,135
Unibail-Rodamco S.E.	123,340	32,314

		59,751

Germany - 2.9%
ADLER Real Estate A.G.*	29,280	371
ADO Properties S.A.(2)	32,020	1,230
alstria office REIT-A.G.*	130,869	1,768
Deutsche EuroShop A.G.	58,072	2,655
Deutsche Wohnen A.G. (Bearer)	420,764	14,280
DIC Asset A.G.	42,743	401
Grand City Properties S.A.	127,520	2,618
Hamborner REIT A.G.	73,287	795
LEG Immobilien A.G.*	78,136	7,303
TAG Immobilien A.G.	166,480	2,184
TLG Immobilien A.G.	70,304	1,476
Vonovia S.E.	583,114	21,281
WCM Beteiligungs & Grundbesitz-A.G.*	100,366	362

		56,724

Greece - 0.0%
Grivalia Properties REIC A.E.	47,695	373

Hong Kong - 7.9%
C C Land Holdings Ltd.	1,622,000	430
Champion REIT	2,996,846	1,695
Cheung Kong Property Holdings Ltd.	3,528,500	22,211
China Jinmao Holdings Group Ltd.	6,410,000	1,809
China Merchants Land Ltd.	1,504,000	212
China Overseas Grand Oceans Group Ltd.*	938,000	277
China Overseas Land & Investment Ltd.	4,804,542	15,333
China Resources Land Ltd.	3,394,155	7,957
Far East Consortium International Ltd.	1,123,106	356
Gemdale Properties & Investment Corp. Ltd.	7,258,000	385
Glorious Property Holdings Ltd.*	3,161,100	285
Hang Lung Properties Ltd.	2,522,452	5,121
Henderson Land Development Co. Ltd.	1,413,732	8,011
Hongkong Land Holdings Ltd.	1,473,718	9,008
Hopson Development Holdings Ltd.	822,000	728
Hui Xian Real Estate Investment Trust	2,325,891	1,111
Hui Xian Real Estate Investment Trust (Hong Kong Exchange)	362,515	173
Hysan Development Co. Ltd.	782,045	3,487
K Wah International Holdings Ltd.	1,396,472	697
Kerry Properties Ltd.	826,099	2,038
Link REIT	2,819,300	19,287
LVGEM China Real Estate Investment Co. Ltd.	1,236,000	340
Minmetals Land Ltd.	1,620,000	192
New World Development Co. Ltd.	7,017,733	7,129

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Hong Kong - 7.9% continued
Poly Property Group Co. Ltd.*	2,246,000	$577
Road King Infrastructure Ltd.	323,000	254
Shanghai Industrial Urban Development Group Ltd.	1,626,000	328
Shenzhen Investment Ltd.	3,692,402	1,481
Shimao Property Holdings Ltd.	1,573,869	1,994
Sino Land Co. Ltd.	3,840,088	6,334
Sinolink Worldwide Holdings Ltd.*	2,404,000	255
Spring Real Estate Investment Trust	797,000	346
Sun Hung Kai Properties Ltd.	1,760,425	21,210
Swire Properties Ltd.	1,463,000	3,894
Wharf Holdings (The) Ltd.	1,521,317	9,307
Yuexiu Property Co. Ltd.	7,803,442	959
Yuexiu Real Estate Investment Trust	1,407,000	798

		156,009

India - 0.1%
DLF Ltd.	550,006	1,231
Oberoi Realty Ltd.	103,990	420
Prestige Estates Projects Ltd.	137,973	382
Unitech Ltd.*	2,037,195	194

		2,227

Indonesia - 0.4%
Agung Podomoro Land Tbk PT*	9,268,196	182
Alam Sutera Realty Tbk PT	14,136,940	516
Bumi Serpong Damai Tbk PT	9,817,300	1,576
Ciputra Development Tbk PT	13,687,545	1,507
Intiland Development Tbk PT	6,173,600	274
Kawasan Industri Jababeka Tbk PT	19,804,763	427
Pakuwon Jati Tbk PT	28,848,440	1,351
Summarecon Agung Tbk PT	13,460,500	1,856

		7,689

Ireland - 0.2%
Green REIT PLC	860,457	1,331
Hibernia REIT PLC	873,287	1,303
Irish Residential Properties REIT PLC	437,510	541

		3,175

Israel - 0.1%
Azrieli Group Ltd.	54,925	2,338

Italy - 0.1%
Beni Stabili S.p.A. SIIQ*	1,369,427	848
Immobiliare Grande Distribuzione SIIQ S.p.A.	468,137	384

		1,232

Japan - 10.0%
Activia Properties, Inc.	676	3,568
Advance Residence Investment Corp.	1,520	4,063
Aeon Mall Co. Ltd.	143,666	1,872
AEON REIT Investment Corp.	1,274	1,453
Daiwa House REIT Investment Corp.	379	2,218
Daiwa House Residential Investment Corp.	819	2,217
Daiwa Office Investment Corp.	343	2,027
Frontier Real Estate Investment Corp.	561	2,905
Fukuoka REIT Corp.	790	1,560
GLP J-REIT	2,778	3,507
Hulic Co. Ltd.	444,940	4,665
Hulic REIT, Inc.	1,047	1,904
Industrial & Infrastructure Fund Investment Corp.	408	2,269
Invincible Investment Corp.	3,668	2,310
Japan Excellent, Inc.	1,422	1,941
Japan Hotel REIT Investment Corp.	4,150	3,488
Japan Logistics Fund, Inc.	1,052	2,445
Japan Prime Realty Investment Corp.	1,010	4,326
Japan Real Estate Investment Corp.	1,548	9,528
Japan Rental Housing Investments, Inc.	1,884	1,538
Japan Retail Fund Investment Corp.	3,199	8,142
Kenedix Office Investment Corp.	453	2,692
Kenedix Retail REIT Corp.	517	1,387
Mitsubishi Estate Co. Ltd.	1,583,480	28,952
Mitsui Fudosan Co. Ltd.	1,187,562	27,110
Mori Hills REIT Investment Corp.	1,827	2,855
Mori Trust Sogo REIT, Inc.	1,257	2,375
Nippon Accommodations Fund, Inc.	560	2,550
Nippon Building Fund, Inc.	1,700	10,449
Nippon Prologis REIT, Inc.	1,946	4,726
Nomura Real Estate Holdings, Inc.	151,100	2,629
Nomura Real Estate Master Fund, Inc.	4,411	6,973
NTT Urban Development Corp.	139,500	1,485
Orix JREIT, Inc.	3,045	5,230
Premier Investment Corp.	1,564	2,050
Sekisui House SI Residential Investment Corp.	1,234	1,427
Sumitomo Realty & Development Co. Ltd.	542,425	14,638
Tokyo Tatemono Co. Ltd.	258,300	3,085
Tokyu REIT, Inc.	1,107	1,570

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Japan - 10.0% continued
Top REIT, Inc.	210	$847
United Urban Investment Corp.	3,287	5,904

		196,880

Malaysia - 0.4%
Capitaland Malaysia Mall Trust	1,360,700	523
Eastern & Oriental Bhd.*	963,353	397
Eco World Development Group Bhd.*	926,100	292
IGB Real Estate Investment Trust	2,140,000	855
IOI Properties Group Bhd.	2,276,000	1,326
KLCCP Stapled Group	580,748	1,082
KSL Holdings Bhd.	592,120	165
Mah Sing Group Bhd.	1,948,420	712
Malaysian Resources Corp. Bhd.	1,031,500	272
Pavilion Real Estate Investment Trust	1,074,400	461
SP Setia Bhd. Group	1,160,011	835
Sunway Real Estate Investment Trust	2,160,200	891
UEM Sunrise Bhd.	1,986,200	508

		8,319

Mexico - 0.6%
Concentradora Fibra Danhos S.A. de C.V.	270,153	491
Concentradora Fibra Hotelera Mexicana S.A. de C.V.	505,500	393
Consorcio ARA S.A.B. de C.V.	856,261	308
Corp. Inmobiliaria Vesta S.A.B. de C.V.	681,900	1,057
Fibra Uno Administracion S.A. de C.V.	3,373,409	7,187
Macquarie Mexico Real Estate Management S.A. de C.V.*	1,044,389	1,370
Prologis Property Mexico S.A. de C.V.*	413,600	673
Urbi Desarrollos Urbanos S.A.B.de C.V.(3) *	776,726	—

		11,479

Netherlands - 0.3%
Eurocommercial Properties N.V. - CVA	59,069	2,534
NSI N.V.	168,540	678
Vastned Retail N.V.	24,535	997
Wereldhave N.V.	50,856	2,308

		6,517

New Zealand - 0.1%
Kiwi Property Group Ltd.	1,544,097	1,643

Norway - 0.1%
Entra ASA(2)	81,215	768
Norwegian Property ASA	311,726	340

		1,108

Philippines - 0.9%
Ayala Land, Inc.	7,353,051	6,081
DoubleDragon Properties Corp.	712,200	928
Filinvest Land, Inc.	12,868,989	547
Megaworld Corp.	14,293,801	1,421
Robinsons Land Corp.	2,104,075	1,322
SM Prime Holdings, Inc.	11,636,653	6,793
Vista Land & Lifescapes, Inc.	4,865,561	554

		17,646

Singapore - 2.7%
Ascendas India Trust	844,800	620
Ascendas Real Estate Investment Trust	2,754,253	5,088
Ascott Residence Trust	1,036,900	840
CapitaLand Commercial Trust	2,494,214	2,744
CapitaLand Ltd.	3,193,015	7,335
CapitaLand Mall Trust	3,288,815	5,222
CapitaLand Retail China Trust	655,500	731
CDL Hospitality Trusts	820,010	860
City Developments Ltd.	743,200	4,528
First Real Estate Investment Trust	622,651	579
Fortune Real Estate Investment Trust	1,632,920	1,951
Global Logistic Properties Ltd.	3,759,793	5,074
Keppel REIT	2,399,720	1,875
Lippo Malls Indonesia Retail Trust	2,434,900	634
Mapletree Commercial Trust	1,635,700	1,798
Mapletree Greater China Commercial Trust	2,340,400	1,759
Mapletree Industrial Trust	1,590,307	2,034
Mapletree Logistics Trust	1,864,974	1,390
Suntec Real Estate Investment Trust	3,037,691	4,016
UOL Group Ltd.	591,081	2,411
Yanlord Land Group Ltd.	814,500	690

		52,179

South Africa - 1.0%
Arrowhead Properties Ltd.	1,167,421	653
Attacq Ltd.*	791,841	1,012
Delta Property Fund Ltd.	619,126	277
Emira Property Fund Ltd.	540,291	497
Growthpoint Properties Ltd.	3,322,427	5,828
Hyprop Investments Ltd.	303,902	2,686
Rebosis Property Fund Ltd.	554,331	377
Redefine Properties Ltd.	5,492,966	4,236
Resilient REIT Ltd.	342,614	3,074
SA Corporate Real Estate Fund Nominees Pty. Ltd.	2,806,682	978

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
South Africa - 1.0% continued
Vukile Property Fund Ltd.	764,309	$889

		20,507

Spain - 0.5%
Axiare Patrimonio SOCIMI S.A.	73,448	937
Hispania Activos Inmobiliarios SOCIMI S.A.*	113,190	1,326
Inmobiliaria Colonial S.A.	2,855,957	2,070
Lar Espana Real Estate Socimi S.A.	62,209	558
Merlin Properties Socimi S.A.	404,603	4,278

		9,169

Sweden - 1.1%
Castellum AB	307,200	4,373
D Carnegie & Co. AB*	57,089	657
Dios Fastigheter AB	56,108	399
Fabege AB	167,188	2,829
Fastighets AB Balder, Class B*	114,469	2,888
Hemfosa Fastigheter AB	119,567	1,227
Hufvudstaden AB, Class A	141,189	2,211
Klovern AB, Class B	471,468	542
Kungsleden AB	231,006	1,498
Pandox AB	67,503	1,058
Wallenstam AB, Class B	245,089	1,991
Wihlborgs Fastigheter AB	82,427	1,679

		21,352

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	11,876	1,643
Mobimo Holding A.G. (Registered)*	7,670	1,746
PSP Swiss Property A.G. (Registered)	50,328	4,876
Swiss Prime Site A.G. (Registered)*	79,763	7,214

		15,479

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	247,585	213

Thailand - 0.3%
Amata Corp. PCL (Registered)	141,686	52
Amata Corp. PCL NVDR	475,571	173
AP Thailand PCL (Registered)	441,405	92
AP Thailand PCL NVDR	627,004	132
Central Pattana PCL (Registered)	825,726	1,404
Central Pattana PCL NVDR	861,898	1,470
LPN Development PCL (Registered)	8,475	3
LPN Development PCL NVDR	718,501	265
Property Perfect PCL (Registered)	3,686,802	95
Property Perfect PCL NVDR	4,602,926	119
Pruksa Real Estate PCL NVDR	835,000	601
Quality Houses PCL NVDR	5,323,666	403
Sansiri PCL NVDR	6,842,466	360
SC Asset Corp. PCL (Registered)	747,984	70
SC Asset Corp. PCL NVDR	1,198,624	112
Siam Future Development PCL NVDR	1,253,194	213
Supalai PCL (Registered)	224,356	153
Supalai PCL NVDR	575,200	392
TICON Industrial Connection PCL NVDR	740,705	281
WHA Corp. PCL NVDR*	4,500,000	401

		6,791

Turkey - 0.1%
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	54,149	65
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,399,986	2,412
Is Gayrimenkul Yatirim Ortakligi A.S.	462,064	271
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	87,311	155

		2,903

United Arab Emirates - 0.3%
Aldar Properties PJSC	3,981,590	2,936
Emaar Malls Group PJSC	2,647,143	2,034
RAK Properties PJSC	1,133,104	186

		5,156

United Kingdom - 4.0%
Assura PLC	2,047,377	1,496
Big Yellow Group PLC	177,537	1,851
British Land (The) Co. PLC	1,283,480	10,629
Capital & Counties Properties PLC	918,419	3,654
Daejan Holdings PLC	6,044	407
Derwent London PLC	125,725	4,430
Empiric Student Property PLC	629,518	905
F&C UK Real Estate Investment Ltd.	315,148	370
Grainger PLC	522,088	1,466
Great Portland Estates PLC	433,565	3,633
Hammerson PLC	984,783	7,194
Hansteen Holdings PLC	931,295	1,267
Helical Bar PLC	117,561	447
Intu Properties PLC	1,185,153	4,637
Kennedy Wilson Europe Real Estate PLC	147,690	1,899
Land Securities Group PLC	986,066	13,956
LondonMetric Property PLC	727,757	1,458
Primary Health Properties PLC	725,962	1,026
Redefine International PLC	1,452,719	875

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
United Kingdom - 4.0% continued
Regional REIT Ltd.(2) (4)	148,987	$198
Safestore Holdings PLC	255,998	1,262
Schroder Real Estate Investment Trust Ltd.	643,618	433
Segro PLC	943,908	5,299
Shaftesbury PLC	350,572	4,140
Standard Life Investment Property Income Trust Ltd.	470,953	493
Target Healthcare REIT Ltd.	315,468	458
Tritax Big Box REIT PLC	1,045,014	1,820
UNITE Group (The) PLC	280,063	2,321
Workspace Group PLC	145,259	1,353

		79,377

United States - 49.7%
Acadia Realty Trust	90,241	3,205
Agree Realty Corp.	28,020	1,352
Alexander’s, Inc.	2,557	1,046
Alexandria Real Estate Equities, Inc.	92,053	9,529
American Assets Trust, Inc.	49,504	2,101
American Campus Communities, Inc.	163,571	8,648
American Homes 4 Rent, Class A	232,943	4,771
Apartment Investment & Management Co., Class A	196,176	8,663
Apple Hospitality REIT, Inc.	208,400	3,920
Ashford Hospitality Trust, Inc.	111,616	599
AvalonBay Communities, Inc.	171,447	30,927
Boston Properties, Inc.	192,009	25,326
Brandywine Realty Trust	221,025	3,713
Brixmor Property Group, Inc.	264,074	6,987
Camden Property Trust	108,406	9,585
Care Capital Properties, Inc.	105,249	2,759
CBL & Associates Properties, Inc.	215,402	2,005
Cedar Realty Trust, Inc.	110,518	821
Chatham Lodging Trust	45,137	992
Chesapeake Lodging Trust	75,842	1,763
Colony Starwood Homes	61,300	1,865
Columbia Property Trust, Inc.	154,300	3,302
Corporate Office Properties Trust	119,221	3,525
Cousins Properties, Inc.	260,948	2,714
CubeSmart	223,262	6,894
DCT Industrial Trust, Inc.	113,181	5,437
DDR Corp.	390,222	7,079
DiamondRock Hospitality Co.	254,308	2,296
Digital Realty Trust, Inc.	199,509	21,744
Douglas Emmett, Inc.	171,949	6,108
Duke Realty Corp.	432,771	11,538
DuPont Fabros Technology, Inc.	92,397	4,393
EastGroup Properties, Inc.	40,418	2,786
Education Realty Trust, Inc.	83,156	3,837
Empire State Realty Trust, Inc., Class A	122,619	2,329
EPR Properties	79,103	6,382
Equity Commonwealth(1) *	75,000	—
Equity Commonwealth (Munich Exchange)*	158,235	4,609
Equity LifeStyle Properties, Inc.	95,921	7,679
Equity One, Inc.	114,692	3,691
Equity Residential	451,464	31,097
Essex Property Trust, Inc.	82,117	18,730
Extra Space Storage, Inc.	147,144	13,617
Federal Realty Investment Trust	88,288	14,616
FelCor Lodging Trust, Inc.	175,812	1,095
First Industrial Realty Trust, Inc.	147,150	4,094
First Potomac Realty Trust	71,046	654
Forest City Realty Trust, Inc., Class A	292,797	6,532
Four Corners Property Trust, Inc.	74,900	1,542
Franklin Street Properties Corp.	111,880	1,373
Gaming and Leisure Properties, Inc.	247,686	8,540
General Growth Properties, Inc.	630,987	18,816
Getty Realty Corp.	31,298	671
Government Properties Income Trust	89,721	2,069
Gramercy Property Trust	525,522	4,845
HCP, Inc.	582,965	20,625
Healthcare Realty Trust, Inc.	131,940	4,617
Healthcare Trust of America, Inc., Class A	170,909	5,527
Hersha Hospitality Trust	47,703	818
Highwoods Properties, Inc.	122,518	6,469
Hospitality Properties Trust	188,278	5,422
Host Hotels & Resorts, Inc.	935,106	15,158
Hudson Pacific Properties, Inc.	102,969	3,005
Investors Real Estate Trust	155,497	1,006
Kilroy Realty Corp.	115,873	7,681
Kimco Realty Corp.	524,600	16,462
Kite Realty Group Trust	103,581	2,903
LaSalle Hotel Properties	141,493	3,336
Lexington Realty Trust	294,191	2,974
Liberty Property Trust	184,235	7,318
LTC Properties, Inc.	47,173	2,440
Macerich (The) Co.	186,557	15,930
Mack-Cali Realty Corp.	112,380	3,034
Medical Properties Trust, Inc.	298,600	4,542

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
United States - 49.7% continued
Mid-America Apartment Communities, Inc.	94,411	$10,045
Milestone Apartments Real Estate Investment Trust	87,500	1,279
Monogram Residential Trust, Inc.	211,800	2,162
National Health Investors, Inc.	44,160	3,316
National Retail Properties, Inc.	179,627	9,290
New Senior Investment Group, Inc.	96,900	1,035
New York REIT, Inc.	208,136	1,925
Omega Healthcare Investors, Inc.	208,894	7,092
Paramount Group, Inc.	181,296	2,890
Parkway Properties, Inc.	101,138	1,692
Pebblebrook Hotel Trust	91,244	2,395
Pennsylvania Real Estate Investment Trust	84,166	1,805
Physicians Realty Trust	169,090	3,553
Piedmont Office Realty Trust, Inc., Class A	182,685	3,935
Post Properties, Inc.	67,089	4,096
Prologis, Inc.	656,386	32,189
PS Business Parks, Inc.	25,573	2,713
Public Storage	181,727	46,448
QTS Realty Trust, Inc., Class A	56,717	3,175
Ramco-Gershenson Properties Trust	97,961	1,921
Realty Income Corp.	322,717	22,384
Regency Centers Corp.	121,541	10,177
Retail Opportunity Investments Corp.	125,333	2,716
Retail Properties of America, Inc., Class A	294,242	4,973
Rexford Industrial Realty, Inc.	81,935	1,728
RLJ Lodging Trust	157,797	3,385
Rouse Properties, Inc.	44,602	814
Ryman Hospitality Properties, Inc.	61,200	3,100
Sabra Health Care REIT, Inc.	80,840	1,668
Saul Centers, Inc.	17,405	1,074
Select Income REIT	85,666	2,227
Senior Housing Properties Trust	295,909	6,164
Seritage Growth Properties, Class A	32,500	1,620
Silver Bay Realty Trust Corp.	42,601	726
Simon Property Group, Inc.	389,521	84,487
SL Green Realty Corp.	125,007	13,310
Sovran Self Storage, Inc.	57,071	5,988
Spirit Realty Capital, Inc.	578,919	7,393
STAG Industrial, Inc.	84,911	2,022
STORE Capital Corp.	187,328	5,517
Summit Hotel Properties, Inc.	106,156	1,406
Sun Communities, Inc.	72,185	5,532
Sunstone Hotel Investors, Inc.	272,002	3,283
Tanger Factory Outlet Centers, Inc.	119,953	4,820
Taubman Centers, Inc.	74,880	5,556
Terreno Realty Corp.	53,200	1,376
Tier REIT, Inc.	61,400	941
TravelCenters of America LLC - (Fractional Shares)(1) *	50,000	—
UDR, Inc.	333,742	12,322
Universal Health Realty Income Trust	16,573	948
Urban Edge Properties	112,756	3,367
Urstadt Biddle Properties, Inc., Class A	34,460	854
Ventas, Inc.	421,096	30,664
VEREIT, Inc.	1,136,168	11,521
Vornado Realty Trust	212,113	21,237
Washington Real Estate Investment Trust	92,644	2,915
Weingarten Realty Investors	141,916	5,793
Welltower, Inc.	445,114	33,904
WP Carey, Inc.	111,989	7,774
WP Glimcher, Inc.	231,708	2,593
Xenia Hotels & Resorts, Inc.	135,600	2,275

		977,988

Total Common Stocks(5) (Cost $1,554,122)		1,944,323

	PRINCIPAL AMOUNT (000S)(6)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Malaysia - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21 (MYR)(7)	$114	$13

Total Convertible Bonds (Cost $23)		13

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Germany - 0.0%
ADLER Real Estate A.G.*	29,280	$—

Total Rights (Cost $ — )		—

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.4%
F&C Commercial Property Trust Ltd.	654,554	$997
MedicX Fund Ltd.	451,939	534
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(8) (9)	4,428,071	4,428
Picton Property Income Ltd.	672,045	595
UK Commercial Property Trust Ltd.	831,862	801

Total Investment Companies (Cost $7,684)		7,355

Total Investments - 99.1% (Cost $1,561,829)		1,951,691

Other Assets less Liabilities - 0.9%		17,796

NET ASSETS - 100.0%		$1,969,487

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Value rounds to less than one thousand.
(4)	Restricted security that has been deemed illiquid. At June 30, 2016, the value of this restricted illiquid security amounted to approximately $198,000 or 0.0% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Regional REIT Ltd.	6/16/16-6/20/16	$230

(5)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(6)	Principal amount is in USD unless otherwise indicated.
(7)	Step coupon bond. Rate as of June 30, 2016 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	Swiss Franc	540	United States Dollar	562	9/21/16	$6
Bank of Montreal	United States Dollar	470	Australian Dollar	639	9/21/16	5
Bank of Montreal	United States Dollar	35	Hong Kong Dollar	274	9/21/16	— *
Bank of Montreal	United States Dollar	200	Swedish Krona	1,640	9/21/16	(5)
BNY Mellon	Euro	774	United States Dollar	860	9/21/16	(2)
BNY Mellon	United States Dollar	1,200	Australian Dollar	1,583	9/21/16	(23)
Citibank	United States Dollar	262	British Pound	183	9/21/16	(18)
Citibank	United States Dollar	255	Euro	225	9/21/16	(4)
Goldman Sachs	Japanese Yen	128,502	United States Dollar	1,260	9/21/16	12
JPMorgan Chase	Hong Kong Dollar	8,219	United States Dollar	1,060	9/21/16	— *
Societe Generale	Australian Dollar	1,768	United States Dollar	1,308	9/21/16	(7)
Societe Generale	Singapore Dollar	58	United States Dollar	43	9/21/16	— *
Societe Generale	United States Dollar	49	Canadian Dollar	62	9/21/16	(1)
Societe Generale	United States Dollar	1,115	Japanese Yen	118,114	9/21/16	32
Toronto-Dominion Bank	British Pound	857	United States Dollar	1,180	9/21/16	38
Toronto-Dominion Bank	United States Dollar	530	British Pound	371	9/21/16	(36)
Toronto-Dominion Bank	United States Dollar	500	Euro	443	9/21/16	(7)
Toronto-Dominion Bank	United States Dollar	660	Swiss Franc	643	9/21/16	2

Total						$(8)

*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
DAX Index (Euro)	6	$1,609	Long	9/16	$15
E-Mini S&P Midcap 400 (United States Dollar)	104	15,527	Long	9/16	290
FTSE 100 Index (British Pound)	11	940	Long	9/16	54
Hang Seng Index (Hong Kong Dollar)	14	1,890	Long	7/16	75
SPI 200 Index (Australian Dollar)	24	2,316	Long	9/16	10
Topix Index (Japanese Yen)	11	1,327	Long	9/16	(34)

Total					$410

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	8.6%
Diversified REITs	11.2
Health Care REITs	6.9
Industrial REITs	5.7
Office REITs	10.5
Real Estate Development	5.9
Real Estate Operating Companies	8.3
Residential REITs	9.5
Retail REITs	23.8
Specialized REITs	6.3
Other Industries less than 5%	3.3

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	50.6%
Japanese Yen	10.1
Hong Kong Dollar	9.2
Euro	8.0
Australian Dollar	5.6
All other currencies less than 5%	16.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Brazil	$9,880	$—	$—		$9,880
Canada	49,902	—	—		49,902
Chile	1,443	—	—		1,443
Egypt	511	—	—		511
Mexico	11,479	—	—	*	11,479
United States	977,988	—	—		977,988
All Other Countries(1)	—	893,120	—		893,120

Total Common Stocks	1,051,203	893,120	—	*	1,944,323

Convertible Bonds	—	—	13		13
Investment Companies	4,428	2,927	—		7,355

Total Investments	$1,055,631	$896,047	$13		$1,951,691

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$95	$—	$95
Futures Contracts	444	—	—	444
Liabilities
Forward Foreign Currency Exchange Contracts	—	(103)	—	(103)
Futures Contracts	(34)	—	—	(34)

Total Other Financial Instruments	$410	$(8)	$—	$402

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on March 31,2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)		ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/16 (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/16 (000S)
Common Stocks
Mexico	$—	*	$—	$—	$— *	$—	$—	$—	$—	$—	*	$— *
Convertible Bonds
Malaysia	13		5	—	(5)	—	—	—	—	13		(5)

Total	$13		$5	$—	$(5)	$—	$—	$—	$—	$13		$(5)

*	Amount rounds to less than one thousand.

Securities valued at less than one thousand included in the Balance as of 6/30/16 above were valued using prices provided by the investment adviser’s pricing and valuation committee. Securities valued at $13 included in the Balance as of 6/30/16 above were valued using evaluated prices provided by a third party provider.

	FAIR VALUE AT 6/30/16 (000S)		VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$—	*	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value

*	Amount rounds to less than one thousand.

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,672,352

Gross tax appreciation of investments	$374,370
Gross tax depreciation of investments	(95,031)

Net tax appreciation of investments	$279,339

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$2,337	$39,326	$37,235	$5	$4,428

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR - Malaysian Ringgit

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Australia - 3.2%
AGL Energy Ltd.	10,403	$150
Amcor Ltd.	18,556	208
AMP Ltd.	46,996	182
APA Group	17,132	119
Asciano Ltd.	8,839	59
Aurizon Holdings Ltd.	32,037	116
AusNet Services	27,225	33
Australia & New Zealand Banking Group Ltd.	46,183	842
Bendigo & Adelaide Bank Ltd.	7,138	52
Boral Ltd.	12,724	60
Brambles Ltd.	25,024	232
Caltex Australia Ltd.	4,449	106
Coca-Cola Amatil Ltd.	8,875	55
Cochlear Ltd.	876	80
Commonwealth Bank of Australia	27,229	1,528
Computershare Ltd.	7,150	49
Dexus Property Group	15,911	108
Goodman Group	29,313	156
GPT Group (The)	29,433	119
Healthscope Ltd.	25,532	55
Insurance Australia Group Ltd.	41,097	169
LendLease Group	9,191	87
Macquarie Group Ltd.	4,872	253
Mirvac Group	56,015	85
National Australia Bank Ltd.	41,757	802
Newcrest Mining Ltd.*	12,296	211
Ramsay Health Care Ltd.	2,312	124
South32 Ltd.*	81,490	95
Stockland	36,722	129
Sydney Airport	16,971	88
Transurban Group	32,252	289
Wesfarmers Ltd.	17,830	537
Westpac Banking Corp.	52,797	1,173
Woodside Petroleum Ltd.	11,853	240

		8,591

Austria - 0.0%
OMV A.G.	2,259	63

Belgium - 0.2%
Colruyt S.A.	1,039	57
Delhaize Group	1,663	176
KBC Group N.V.*	4,033	198
Umicore S.A.	1,466	75

		506

Canada - 3.7%
Agnico Eagle Mines Ltd.	3,493	187
Agrium, Inc.	2,093	189
AltaGas Ltd.	2,627	64
ARC Resources Ltd.	5,439	93
Atco Ltd., Class I	1,241	44
Bank of Montreal	10,207	647
Bank of Nova Scotia (The)	19,210	941
CAE, Inc.	4,100	50
Canadian Imperial Bank of Commerce	6,338	476
Canadian National Railway Co.	12,475	737
Canadian Tire Corp. Ltd., Class A	1,095	119
Canadian Utilities Ltd., Class A	1,892	55
Cenovus Energy, Inc.	13,363	185
CGI Group, Inc., Class A*	3,612	154
Crescent Point Energy Corp.	8,255	130
Empire Co. Ltd., Class A	2,519	37
Enbridge, Inc.	14,618	619
Encana Corp.	14,113	110
Finning International, Inc.	2,600	42
First Capital Realty, Inc.	1,900	33
Fortis, Inc.	4,500	152
Franco-Nevada Corp.	2,874	219
Gildan Activewear, Inc.	3,612	106
Jean Coutu Group PJC (The), Inc., Class A	1,400	22
Keyera Corp.	2,752	84
Kinross Gold Corp.*	20,243	99
Loblaw Cos. Ltd.	3,643	195
lululemon athletica, Inc.*	1,700	126
Magna International, Inc.	6,444	226
Metro, Inc.	3,663	128
National Bank of Canada	5,500	188
Open Text Corp.	2,006	119
Pembina Pipeline Corp.	6,000	182
Potash Corp. of Saskatchewan, Inc.	13,386	218
PrairieSky Royalty Ltd.	3,000	57
Rogers Communications, Inc., Class B	5,845	237
Shaw Communications, Inc., Class B	6,695	128
Silver Wheaton Corp.	7,138	168
Suncor Energy, Inc.	26,325	730
Teck Resources Ltd., Class B	8,796	116
TELUS Corp.	3,023	97

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Canada - 3.7% continued
Toronto-Dominion Bank (The)	29,736	$1,277

		9,786

Denmark - 1.1%
Chr Hansen Holding A/S	1,506	99
Coloplast A/S, Class B	1,980	148
Genmab A/S*	923	168
ISS A/S	2,545	95
Novo Nordisk A/S, Class B	29,547	1,589
Novozymes A/S, Class B	3,766	181
Pandora A/S	1,839	250
Tryg A/S	1,801	32
Vestas Wind Systems A/S	3,561	242

		2,804

Finland - 0.1%
Metso OYJ	1,732	41
Neste OYJ	2,046	73
Orion OYJ, Class B	1,643	64
Wartsila OYJ Abp	2,417	99

		277

France - 2.7%
Accor S.A.	2,690	104
Aeroports de Paris	445	49
Air Liquide S.A.	5,450	571
Atos S.E.	1,367	114
AXA S.A.	30,729	617
Bouygues S.A.	3,157	91
Bureau Veritas S.A.	4,367	92
Capgemini S.A.	2,600	227
Carrefour S.A.	9,040	224
Casino Guichard Perrachon S.A.	815	46
Christian Dior S.E.	846	137
Cie de Saint-Gobain	7,553	289
CNP Assurances	2,481	37
Danone S.A.	9,331	658
Eiffage S.A.	871	62
Essilor International S.A.	3,256	433
Eurazeo S.A.	721	43
Gecina S.A.	626	86
ICADE	562	40
Imerys S.A.	582	37
JCDecaux S.A.	1,208	41
Kering	1,202	196
Lagardere S.C.A.	1,858	41
Legrand S.A.	4,230	218
L’Oreal S.A.	4,010	767
Natixis S.A.	14,202	55
Renault S.A.	3,045	232
Rexel S.A.	4,752	60
Schneider Electric S.E.	8,838	523
SES S.A.	6,143	133
Societe BIC S.A.	457	65
Suez	4,956	78
Technip S.A.	1,641	89
Unibail-Rodamco S.E.	1,562	409
Vivendi S.A.	18,423	349
Wendel S.A.	449	47

		7,260

Germany - 2.7%
adidas A.G.	2,977	424
Allianz S.E. (Registered)	7,233	1,030
Arch Capital Group Ltd.*	1,900	137
Axel Springer S.E.	716	37
Axis Capital Holdings Ltd.	1,447	80
BASF S.E.	14,537	1,109
Bayerische Motoren Werke A.G.	5,243	384
Beiersdorf A.G.	1,565	148
Brenntag A.G.	2,536	123
Deutsche Boerse A.G.	3,058	250
Deutsche Post A.G. (Registered)	15,363	429
Fraport A.G. Frankfurt Airport Services Worldwide	690	37
GEA Group A.G.	2,831	133
HeidelbergCement A.G.	2,271	170
Henkel A.G. & Co. KGaA	1,681	181
MAN S.E.	537	55
Marvell Technology Group Ltd.	6,600	63
Merck KGaA	2,071	211
METRO A.G.	2,796	85
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,642	442
OSRAM Licht A.G.	1,354	70
ProSiebenSat.1 Media S.E.	3,535	154
RenaissanceRe Holdings Ltd.	645	76
SAP S.E.	15,679	1,172
Telefonica Deutschland Holding A.G.	11,737	48

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Germany - 2.7% continued
TUI A.G. - CDI	7,636	$87

		7,135

Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	60,000	181
CLP Holdings Ltd.	25,806	264
Hang Seng Bank Ltd.	12,178	209
Hong Kong & China Gas Co. Ltd.	122,442	224
Hong Kong Exchanges and Clearing Ltd.	18,211	444
Hysan Development Co. Ltd.	10,000	44
Li & Fung Ltd.	90,000	44
MTR Corp. Ltd.	22,819	116
Swire Pacific Ltd., Class A	8,500	97
Swire Properties Ltd.	18,878	50
Yue Yuen Industrial Holdings Ltd.	13,000	51

		1,724

Ireland - 0.3%
CRH PLC	13,036	376
DCC PLC	1,463	129
Kerry Group PLC, Class A	2,501	222

		727

Israel - 0.0%
Bank Hapoalim B.M.	15,978	81

Italy - 0.4%
Assicurazioni Generali S.p.A.	18,504	218
EXOR S.p.A.	1,720	64
Intesa Sanpaolo S.p.A.	200,885	385
Intesa Sanpaolo S.p.A. (RSP)	15,191	27
Snam S.p.A.	39,124	234
Tenaris S.A.	7,371	107
Terna Rete Elettrica Nazionale S.p.A.	23,163	129

		1,164

Japan - 8.2%
Aeon Co. Ltd.	10,700	166
AEON Financial Service Co. Ltd.	1,690	36
Aeon Mall Co. Ltd.	1,680	22
Aisin Seiki Co. Ltd.	3,200	130
Ajinomoto Co., Inc.	8,900	209
Alfresa Holdings Corp.	2,900	60
Amada Holdings Co. Ltd.	5,000	51
ANA Holdings, Inc.	17,000	48
Asahi Glass Co. Ltd.	17,000	92
Asahi Kasei Corp.	20,000	139
Asics Corp.	2,500	42
Astellas Pharma, Inc.	33,400	523
Benesse Holdings, Inc.	900	21
Casio Computer Co. Ltd.	3,500	50
Central Japan Railway Co.	2,300	407
Chugai Pharmaceutical Co. Ltd.	3,510	125
Dai Nippon Printing Co. Ltd.	9,000	100
Daicel Corp.	4,400	45
Daikin Industries Ltd.	3,700	308
Daiwa House Industry Co. Ltd.	9,000	263
Denso Corp.	7,700	270
Dentsu, Inc.	3,500	163
East Japan Railway Co.	5,300	488
Eisai Co. Ltd.	4,005	222
Fast Retailing Co. Ltd.	900	241
Fuji Heavy Industries Ltd.	9,308	319
FUJIFILM Holdings Corp.	7,000	270
Fujitsu Ltd.	31,000	114
Hino Motors Ltd.	4,200	42
Hitachi Chemical Co. Ltd.	1,517	28
Hitachi Construction Machinery Co. Ltd.	1,700	25
Hitachi High-Technologies Corp.	943	26
Hitachi Metals Ltd.	3,000	30
Honda Motor Co. Ltd.	25,800	651
Hulic Co. Ltd.	4,600	48
Inpex Corp.	14,900	116
Kajima Corp.	14,000	97
Kaneka Corp.	4,000	26
Kansai Paint Co. Ltd.	3,300	66
Kao Corp.	8,000	462
Kawasaki Heavy Industries Ltd.	22,000	62
KDDI Corp.	29,800	907
Keio Corp.	9,000	85
Keyence Corp.	700	472
Kikkoman Corp.	3,000	110
Kobe Steel Ltd.	49,551	40
Komatsu Ltd.	14,800	257
Konica Minolta, Inc.	6,900	50
Kubota Corp.	16,900	226
Kuraray Co. Ltd.	5,400	64
Kurita Water Industries Ltd.	1,500	33
Kyocera Corp.	5,100	242
Kyowa Hakko Kirin Co. Ltd.	4,000	68
Lawson, Inc.	1,000	79

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Japan - 8.2% continued
Marui Group Co. Ltd.	3,300	$44
Mazda Motor Corp.	9,300	125
McDonald’s Holdings Co. Japan Ltd.	1,100	30
Miraca Holdings, Inc.	800	34
Mitsubishi Corp.	23,900	418
Mitsubishi Electric Corp.	31,000	368
Mitsubishi Materials Corp.	17,000	40
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,030	23
Mitsui Chemicals, Inc.	14,000	51
Mitsui Fudosan Co. Ltd.	14,000	320
Mitsui OSK Lines Ltd.	16,000	34
Mizuho Financial Group, Inc.	374,373	536
Murata Manufacturing Co. Ltd.	3,015	338
Nabtesco Corp.	1,700	41
NEC Corp.	43,000	100
NGK Insulators Ltd.	4,000	80
NGK Spark Plug Co. Ltd.	2,900	44
Nikon Corp.	5,300	72
Nippon Telegraph & Telephone Corp.	11,000	516
Nippon Yusen K.K.	25,000	44
Nissan Motor Co. Ltd.	39,400	355
Nissin Foods Holdings Co. Ltd.	900	49
Nitto Denko Corp.	2,700	170
Nomura Real Estate Holdings, Inc.	2,000	35
Nomura Research Institute Ltd.	1,902	69
NSK Ltd.	7,100	52
NTT DOCOMO, Inc.	22,600	608
Obayashi Corp.	10,000	106
Omron Corp.	3,300	107
Oriental Land Co. Ltd.	3,500	226
Osaka Gas Co. Ltd.	31,000	119
Panasonic Corp.	35,100	304
Resona Holdings, Inc.	35,600	130
Rinnai Corp.	500	44
Santen Pharmaceutical Co. Ltd.	5,700	89
Secom Co. Ltd.	3,300	244
Sekisui Chemical Co. Ltd.	6,400	78
Sekisui House Ltd.	9,800	171
Seven & i Holdings Co. Ltd.	11,900	497
Shimadzu Corp.	4,000	59
Shimizu Corp.	9,000	84
Shin-Etsu Chemical Co. Ltd.	6,200	362
Shionogi & Co. Ltd.	4,700	256
Shiseido Co. Ltd.	6,200	160
Showa Shell Sekiyu K.K.	2,800	26
Sompo Japan Nipponkoa Holdings, Inc.	5,800	154
Sony Corp.	20,000	585
Stanley Electric Co. Ltd.	2,333	50
Sumitomo Chemical Co. Ltd.	24,000	98
Sumitomo Corp.	19,200	192
Sumitomo Dainippon Pharma Co. Ltd.	3,035	52
Sumitomo Electric Industries Ltd.	12,200	161
Sumitomo Heavy Industries Ltd.	8,000	35
Sumitomo Metal Mining Co. Ltd.	8,000	81
Sumitomo Mitsui Financial Group, Inc.	21,300	611
Sumitomo Mitsui Trust Holdings, Inc.	54,000	175
Sumitomo Rubber Industries Ltd.	2,500	33
Suntory Beverage & Food Ltd.	2,300	103
Suzuken Co. Ltd.	1,238	39
Sysmex Corp.	2,442	167
T&D Holdings, Inc.	8,900	75
Takashimaya Co. Ltd.	5,000	36
Takeda Pharmaceutical Co. Ltd.	11,300	488
TDK Corp.	1,900	106
Teijin Ltd.	15,000	49
Toho Co. Ltd.	2,000	55
Toho Gas Co. Ltd.	6,000	49
Tokyo Electron Ltd.	2,500	210
Tokyo Gas Co. Ltd.	33,000	135
Tokyu Corp.	17,000	149
Toppan Printing Co. Ltd.	8,000	69
Toray Industries, Inc.	23,000	195
TOTO Ltd.	2,200	87
Toyo Suisan Kaisha Ltd.	1,300	52
Toyoda Gosei Co. Ltd.	1,100	20
Toyota Industries Corp.	2,600	103
Toyota Tsusho Corp.	3,300	71
USS Co. Ltd.	3,500	57
Yakult Honsha Co. Ltd.	1,400	72
Yamada Denki Co. Ltd.	10,260	54
Yamaha Corp.	2,500	67
Yamaha Motor Co. Ltd.	4,300	65
Yaskawa Electric Corp.	3,700	48
Yokogawa Electric Corp.	3,700	42

		21,784

Netherlands - 1.3%
Aegon N.V.	30,662	122
Akzo Nobel N.V.	3,923	247

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Netherlands - 1.3% continued
ASML Holding N.V.	5,831	$578
Boskalis Westminster	1,336	46
Core Laboratories N.V.	689	85
Gemalto N.V.	1,231	75
ING Groep N.V. - CVA	61,259	637
Koninklijke Ahold N.V.	13,204	294
Koninklijke DSM N.V.	2,945	171
Koninklijke KPN N.V.	54,609	198
Koninklijke Philips N.V.	15,240	380
Koninklijke Vopak N.V.	1,087	55
NN Group N.V.	5,387	150
QIAGEN N.V.*	3,742	81
Wolters Kluwer N.V.	4,681	191

		3,310

New Zealand - 0.1%
Auckland International Airport Ltd.	14,248	66
Contact Energy Ltd.	11,067	41
Fletcher Building Ltd.	10,634	65
Meridian Energy Ltd.	20,707	39
Mighty River Power Ltd.	9,087	20
Ryman Healthcare Ltd.	5,543	37

		268

Norway - 0.4%
DNB ASA	15,514	188
Marine Harvest ASA*	5,856	98
Norsk Hydro ASA	20,241	74
Orkla ASA	12,496	111
Statoil ASA	17,852	309
Telenor ASA	12,066	199

		979

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)(1) *	29,034	—
EDP - Energias de Portugal S.A.	36,330	112
Galp Energia SGPS S.A.	7,150	99
Jeronimo Martins SGPS S.A.	3,984	63

		274

Singapore - 0.5%
Ascendas Real Estate Investment Trust	33,500	62
CapitaLand Ltd.	42,700	98
CapitaLand Mall Trust	39,600	63
City Developments Ltd.	6,500	40
DBS Group Holdings Ltd.	28,420	335
Jardine Cycle & Carriage Ltd.	1,544	42
Keppel Corp. Ltd.	22,900	94
Singapore Airlines Ltd.	8,300	66
Singapore Press Holdings Ltd.	24,800	73
Singapore Telecommunications Ltd.	126,300	390

		1,263

South Africa - 0.1%
Investec PLC	9,461	60
Mediclinic International PLC	5,611	82
Mondi PLC	5,646	105

		247

Spain - 1.1%
Abertis Infraestructuras S.A.	393	6
Amadeus IT Holding S.A., Class A	6,951	305
Banco Bilbao Vizcaya Argentaria S.A.	102,980	590
Banco de Sabadell S.A.	86,645	116
CaixaBank S.A.	40,646	89
Distribuidora Internacional de Alimentacion S.A.	9,673	57
Enagas S.A.	3,736	114
Ferrovial S.A.	7,970	155
Iberdrola S.A.	86,089	581
Industria de Diseno Textil S.A.	17,270	576
Red Electrica Corp. S.A.	1,840	164
Repsol S.A.	17,268	219

		2,972

Sweden - 1.7%
Alfa Laval AB	4,392	69
Assa Abloy AB, Class B	15,842	325
Atlas Copco AB, Class A	10,650	276
Atlas Copco AB, Class B	6,288	148
Autoliv, Inc.	1,413	152
Boliden AB	4,586	89
Electrolux AB, Class B	3,678	100
Hennes & Mauritz AB, Class B	15,034	441
Husqvarna AB, Class B	6,716	50
ICA Gruppen AB	1,241	41
Industrivarden AB, Class C	2,608	42
Kinnevik AB, Class B	4,062	97
Nordea Bank AB	48,096	406
Sandvik AB	17,296	172
Skandinaviska Enskilda Banken AB, Class A	24,254	211
Skanska AB, Class B	5,591	117
SKF AB, Class B	6,950	111

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Sweden - 1.7% continued
Svenska Cellulosa AB S.C.A., Class B	9,575	$305
Svenska Handelsbanken AB, Class A	23,722	287
Swedbank AB, Class A	14,346	300
Telefonaktiebolaget LM Ericsson, Class B	48,201	368
Telia Co. AB	41,339	195
Volvo AB, Class B	24,460	242

		4,544

Switzerland - 4.3%
ABB Ltd. (Registered)*	31,148	613
Actelion Ltd. (Registered)*	1,623	272
Adecco Group A.G. (Registered)	2,691	136
Aryzta A.G.*	1,291	47
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	15	89
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	143
Chubb Ltd.	7,312	956
Coca-Cola HBC A.G. - CDI*	2,760	56
Garmin Ltd.	1,700	72
Givaudan S.A. (Registered)	147	295
Kuehne + Nagel International A.G. (Registered)	841	118
LafargeHolcim Ltd. (Registered)*	4,794	200
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	2,416	100
Lonza Group A.G. (Registered)*	820	136
Novartis A.G. (Registered)	36,267	2,983
Roche Holding A.G. (Genusschein)	11,196	2,956
SGS S.A. (Registered)	88	202
Swiss Re A.G.	5,283	462
Swisscom A.G. (Registered)	416	207
TE Connectivity Ltd.	5,900	337
Weatherford International PLC*	14,697	82
Wolseley PLC	4,068	211
Zurich Insurance Group A.G.*	2,381	589

		11,262

United Kingdom - 6.4%
3i Group PLC	15,952	119
Aberdeen Asset Management PLC	14,460	56
Associated British Foods PLC	5,669	206
Aviva PLC	64,116	345
Barratt Developments PLC	15,330	84
Berkeley Group Holdings PLC	1,984	68
British Land (The) Co. PLC	15,841	131
BT Group PLC	133,932	740
Bunzl PLC	5,367	166
Burberry Group PLC	6,835	107
Capita PLC	10,706	137
CNH Industrial N.V.	16,818	122
Coca-Cola European Partners PLC	3,500	125
Croda International PLC	2,177	91
Delphi Automotive PLC	4,433	277
easyJet PLC	2,585	38
GlaxoSmithKline PLC	77,843	1,673
Hammerson PLC	12,923	94
InterContinental Hotels Group PLC	2,870	107
Intertek Group PLC	2,477	116
Intu Properties PLC	14,872	58
ITV PLC	58,262	141
J Sainsbury PLC	20,054	62
Johnson Matthey PLC	3,181	120
Kingfisher PLC	36,735	159
Land Securities Group PLC	12,580	178
Legal & General Group PLC	94,232	244
Liberty Global PLC LiLAC, Class A*	572	18
Liberty Global PLC LiLAC, Class C*	1,224	40
Liberty Global PLC, Class A*	4,586	133
Liberty Global PLC, Series C*	9,810	281
London Stock Exchange Group PLC	4,985	169
Marks & Spencer Group PLC	26,495	113
Meggitt PLC	11,690	63
Michael Kors Holdings Ltd.*	2,836	140
National Grid PLC	59,245	871
Next PLC	2,292	153
Old Mutual PLC	79,192	213
Pearson PLC	13,210	172
Pentair PLC	2,769	161
Petrofac Ltd.	4,103	43
Prudential PLC	40,722	694
Reckitt Benckiser Group PLC	10,057	1,012
RELX N.V.	15,755	275
RELX PLC	6,480	120
RELX PLC (London Exchange)	11,019	203
Rexam PLC	11,059	95
RSA Insurance Group PLC	16,022	107
Schroders PLC	2,082	66
Segro PLC	11,564	65
SSE PLC	15,934	333

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United Kingdom - 6.4% continued
Standard Chartered PLC	51,913	$395
Standard Life PLC	30,347	119
Tate & Lyle PLC	7,134	64
Taylor Wimpey PLC	53,169	95
Tesco PLC*	128,961	302
Travis Perkins PLC	3,934	79
Unilever N.V. - CVA	25,768	1,201
Unilever PLC	20,300	974
United Utilities Group PLC	10,894	152
Vodafone Group PLC	423,640	1,290
Whitbread PLC	2,941	137
Willis Towers Watson PLC	2,093	260
Wm Morrison Supermarkets PLC	36,086	90
WPP PLC	20,472	425

		16,887

United States - 57.0%
3M Co.	9,629	1,686
A.O. Smith Corp.	1,200	106
Accenture PLC, Class A	9,947	1,127
Acuity Brands, Inc.	700	174
Advance Auto Parts, Inc.	1,200	194
AES Corp.	10,900	136
Aflac, Inc.	6,626	478
AGCO Corp.	1,036	49
Agilent Technologies, Inc.	5,216	231
AGL Resources, Inc.	2,000	132
Air Products & Chemicals, Inc.	3,250	462
Albemarle Corp.	1,800	143
Alexandria Real Estate Equities, Inc.	1,200	124
Alexion Pharmaceuticals, Inc.*	3,589	419
Alliant Energy Corp.	3,504	139
Allstate (The) Corp.	6,000	420
Ally Financial, Inc.*	7,200	123
Alphabet, Inc., Class C*	4,928	3,411
AMERCO	100	37
American Express Co.	12,968	788
American Tower Corp.	6,728	764
American Water Works Co., Inc.	2,805	237
Ameriprise Financial, Inc.	2,726	245
AmerisourceBergen Corp.	3,094	245
AMETEK, Inc.	3,802	176
Amgen, Inc.	11,925	1,814
Analog Devices, Inc.	4,934	279
Annaly Capital Management, Inc.	14,865	165
ANSYS, Inc.*	1,405	128
Antero Resources Corp.*	2,315	60
Anthem, Inc.	4,200	552
Apache Corp.	5,956	332
Applied Materials, Inc.	17,953	430
Aramark	3,500	117
Arthur J. Gallagher & Co.	2,900	138
Autodesk, Inc.*	3,315	179
Automatic Data Processing, Inc.	7,300	671
AutoNation, Inc.*	1,100	52
AutoZone, Inc.*	505	401
AvalonBay Communities, Inc.	2,169	391
Avery Dennison Corp.	1,438	107
Axalta Coating Systems Ltd.*	2,800	74
B/E Aerospace, Inc.	1,700	78
Baker Hughes, Inc.	6,613	298
Ball Corp.	2,097	152
Bank of New York Mellon (The) Corp.	16,998	660
BB&T Corp.	12,862	458
Becton Dickinson and Co.	3,422	580
Bed Bath & Beyond, Inc.	2,650	115
Best Buy Co., Inc.	4,773	146
Biogen, Inc.*	3,431	830
BioMarin Pharmaceutical, Inc.*	2,556	199
BlackRock, Inc.	1,952	669
BorgWarner, Inc.	3,544	105
Boston Properties, Inc.	2,480	327
Bristol-Myers Squibb Co.	26,557	1,953
Brixmor Property Group, Inc.	3,300	87
Bunge Ltd.	2,335	138
C.H. Robinson Worldwide, Inc.	2,270	169
CA, Inc.	4,828	158
Camden Property Trust	1,400	124
Campbell Soup Co.	3,237	215
Cardinal Health, Inc.	5,245	409
CarMax, Inc.*	3,209	157
Caterpillar, Inc.	9,267	703
CBRE Group, Inc., Class A*	4,626	122
Celanese Corp., Series A	2,333	153
Celgene Corp.*	12,400	1,223
Centene Corp.*	2,800	200
CenterPoint Energy, Inc.	6,613	159
CenturyLink, Inc.	8,759	254
Charles Schwab (The) Corp.	18,841	477

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 57.0% continued
Charter Communications, Inc., Class A*	3,483	$796
Cheniere Energy, Inc.*	3,331	125
Cigna Corp.	4,078	522
Cimarex Energy Co.	1,506	180
Cisco Systems, Inc.	80,069	2,297
CIT Group, Inc.	3,100	99
Citizens Financial Group, Inc.	8,500	170
Citrix Systems, Inc.*	2,400	192
Clorox (The) Co.	2,110	292
CME Group, Inc.	5,372	523
CMS Energy Corp.	4,349	199
Coach, Inc.	4,500	183
Coca-Cola (The) Co.	65,500	2,969
Cognizant Technology Solutions Corp., Class A*	9,655	553
Colgate-Palmolive Co.	13,612	996
Columbia Pipeline Group, Inc.	6,365	162
Comerica, Inc.	2,852	117
Concho Resources, Inc.*	2,112	252
ConocoPhillips	19,600	855
Consolidated Edison, Inc.	4,652	374
Continental Resources, Inc.*	1,514	69
Corning, Inc.	17,662	362
Crown Castle International Corp.	5,254	533
CSX Corp.	15,227	397
Cummins, Inc.	2,617	294
Danaher Corp.	9,843	994
Darden Restaurants, Inc.	1,951	124
Deere & Co.	4,207	341
Delta Air Lines, Inc.	3,100	113
DENTSPLY SIRONA, Inc.	3,866	240
Devon Energy Corp.	7,336	266
Dick’s Sporting Goods, Inc.	1,400	63
Digital Realty Trust, Inc.	2,328	254
Discover Financial Services	6,561	352
Discovery Communications, Inc., Class A*	2,392	60
Discovery Communications, Inc., Class C*	3,690	88
Dollar General Corp.	4,600	432
Dominion Resources, Inc.	9,500	740
Dover Corp.	2,412	167
Dr. Pepper Snapple Group, Inc.	2,962	286
Duke Realty Corp.	5,253	140
Dun & Bradstreet (The) Corp.	623	76
E*TRADE Financial Corp.*	4,700	110
Eastman Chemical Co.	2,320	158
Eaton Corp. PLC	7,221	431
Eaton Vance Corp.	1,800	64
Ecolab, Inc.	4,255	505
Edison International	5,200	404
Edwards Lifesciences Corp.*	3,434	342
EMC Corp.	30,808	837
Envision Healthcare Holdings, Inc.*	2,800	71
EOG Resources, Inc.	8,763	731
EQT Corp.	2,748	213
Equifax, Inc.	1,870	240
Equinix, Inc.	1,101	427
Equity Residential	5,818	401
Essex Property Trust, Inc.	1,100	251
Estee Lauder (The) Cos., Inc., Class A	3,519	320
Eversource Energy	5,072	304
Expeditors International of Washington, Inc.	2,988	147
Fastenal Co.	4,615	205
Federal Realty Investment Trust	1,150	190
Flextronics International Ltd.*	8,518	101
Flowserve Corp.	2,000	90
FMC Technologies, Inc.*	3,624	97
Foot Locker, Inc.	2,100	115
Ford Motor Co.	58,661	737
Fortune Brands Home & Security, Inc.	2,600	151
Franklin Resources, Inc.	6,253	209
Frontier Communications Corp.	17,800	88
Gap (The), Inc.	4,087	87
General Mills, Inc.	9,420	672
Gilead Sciences, Inc.	21,770	1,816
Hanesbrands, Inc.	6,100	153
Harley-Davidson, Inc.	2,901	131
Harman International Industries, Inc.	1,100	79
Hartford Financial Services Group (The), Inc.	6,286	279
Hasbro, Inc.	1,800	151
HCP, Inc.	7,410	262
Henry Schein, Inc.*	1,287	228
Hess Corp.	4,549	273
Hewlett Packard Enterprise Co.	27,500	502
Hilton Worldwide Holdings, Inc.	8,800	198
Hologic, Inc.*	4,141	143
Hormel Foods Corp.	4,750	174
Host Hotels & Resorts, Inc.	12,144	197
HP, Inc.	27,387	344

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 57.0% continued
Humana, Inc.	2,340	$421
IHS, Inc., Class A*	1,089	126
Illinois Tool Works, Inc.	5,227	544
Ingersoll-Rand PLC	4,075	259
Intel Corp.	75,285	2,469
Intercontinental Exchange, Inc.	1,933	495
International Business Machines Corp.	14,565	2,211
International Flavors & Fragrances, Inc.	1,250	158
International Paper Co.	6,150	261
Intuit, Inc.	3,880	433
Invesco Ltd.	6,673	170
Ionis Pharmaceuticals, Inc.*	1,800	42
Iron Mountain, Inc.	3,936	157
Johnson & Johnson	43,850	5,319
Johnson Controls, Inc.	10,278	455
Jones Lang LaSalle, Inc.	700	68
Kansas City Southern	1,700	153
Kellogg Co.	4,145	338
KeyCorp	13,543	150
Kimberly-Clark Corp.	5,748	790
Kimco Realty Corp.	6,700	210
Kinder Morgan, Inc.	30,000	562
Kohl’s Corp.	2,933	111
Kraft Heinz (The) Co.	9,689	857
Laboratory Corp. of America Holdings*	1,597	208
Lam Research Corp.	2,457	207
Level 3 Communications, Inc.*	4,769	246
Liberty Property Trust	2,200	87
LKQ Corp.*	4,917	156
Loews Corp.	4,500	185
Lowe’s Cos., Inc.	14,405	1,140
LyondellBasell Industries N.V., Class A	5,847	435
M&T Bank Corp.	2,246	266
Macerich (The) Co.	2,007	171
ManpowerGroup, Inc.	1,183	76
Marathon Oil Corp.	13,321	200
Marathon Petroleum Corp.	8,340	317
Marriott International, Inc., Class A	3,131	208
Marsh & McLennan Cos., Inc.	8,260	565
Masco Corp.	5,400	167
MasterCard, Inc., Class A	15,600	1,374
Mattel, Inc.	5,245	164
McCormick & Co., Inc. (Non Voting)	1,788	191
McDonald’s Corp.	14,299	1,721
Mead Johnson Nutrition Co.	2,964	269
MEDNAX, Inc.*	1,500	109
Merck & Co., Inc.	44,121	2,542
Mettler-Toledo International, Inc.*	446	163
Microchip Technology, Inc.	3,480	177
Microsoft Corp.	119,600	6,120
Mid-America Apartment Communities, Inc.	1,200	128
Mohawk Industries, Inc.*	1,003	190
Mondelez International, Inc., Class A	24,846	1,131
Mosaic (The) Co.	5,168	135
Motorola Solutions, Inc.	2,450	162
Nasdaq, Inc.	1,780	115
National Oilwell Varco, Inc.	6,053	204
Netflix, Inc.*	6,841	626
New York Community Bancorp, Inc.	7,436	111
Newell Brands, Inc.	7,032	342
NIKE, Inc., Class B	21,518	1,188
NiSource, Inc.	5,300	141
Noble Energy, Inc.	6,828	245
Nordstrom, Inc.	2,195	84
Norfolk Southern Corp.	4,750	404
Northern Trust Corp.(2)	3,447	228
Nucor Corp.	5,048	249
NVIDIA Corp.	8,516	400
Occidental Petroleum Corp.	12,141	917
ONEOK, Inc.	3,407	162
Oracle Corp.	50,164	2,053
PACCAR, Inc.	5,581	289
Parker-Hannifin Corp.	2,199	238
Patterson Cos., Inc.	1,345	64
People’s United Financial, Inc.	4,772	70
PepsiCo, Inc.	23,010	2,438
Phillips 66	7,556	599
Pinnacle West Capital Corp.	1,746	142
Pioneer Natural Resources Co.	2,588	391
PNC Financial Services Group (The), Inc.	7,924	645
Polaris Industries, Inc.	1,000	82
PPG Industries, Inc.	4,300	448
Praxair, Inc.	4,533	509
Principal Financial Group, Inc.	4,652	191
Procter & Gamble (The) Co.	43,137	3,652
Progressive (The) Corp.	9,250	310
Prologis, Inc.	8,322	408
Prudential Financial, Inc.	7,097	506

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 57.0% continued
Public Service Enterprise Group, Inc.	8,065	$376
PVH Corp.	1,275	120
Quest Diagnostics, Inc.	2,300	187
Quintiles Transnational Holdings, Inc.*	1,400	91
Range Resources Corp.	2,600	112
Raymond James Financial, Inc.	2,104	104
Realogy Holdings Corp.*	2,300	67
Regency Centers Corp.	1,500	126
ResMed, Inc.	2,181	138
Robert Half International, Inc.	2,000	76
Rockwell Automation, Inc.	2,083	239
Rockwell Collins, Inc.	2,078	177
Roper Technologies, Inc.	1,645	281
Ross Stores, Inc.	6,404	363
Royal Caribbean Cruises Ltd.	2,729	183
S&P Global, Inc.	4,200	450
salesforce.com, Inc.*	10,009	795
SBA Communications Corp., Class A*	2,000	216
Schlumberger Ltd.	22,104	1,748
Scripps Networks Interactive, Inc., Class A	1,233	77
Sealed Air Corp.	3,167	146
SEI Investments Co.	2,267	109
Sempra Energy	3,749	427
Sensata Technologies Holding N.V.*	2,600	91
Sherwin-Williams (The) Co.	1,243	365
Signature Bank*	800	100
Signet Jewelers Ltd.	1,200	99
Simon Property Group, Inc.	4,970	1,078
Skyworks Solutions, Inc.	3,100	196
SL Green Realty Corp.	1,600	170
Snap-on, Inc.	900	142
Southern (The) Co.	14,600	783
Southwest Airlines Co.	2,603	102
Southwestern Energy Co.*	6,008	76
Spectra Energy Corp.	10,576	387
Sprint Corp.*	11,633	53
Stanley Black & Decker, Inc.	2,400	267
Staples, Inc.	9,697	84
Starbucks Corp.	23,570	1,346
Starwood Hotels & Resorts Worldwide, Inc.	2,691	199
State Street Corp.	6,300	340
Symantec Corp.	10,618	218
T. Rowe Price Group, Inc.	3,943	288
TD Ameritrade Holding Corp.	4,113	117
TECO Energy, Inc.	3,600	100
Tesla Motors, Inc.*	1,554	330
Tesoro Corp.	1,848	138
Texas Instruments, Inc.	16,093	1,008
Thermo Fisher Scientific, Inc.	6,267	926
Tiffany & Co.	2,126	129
Time Warner, Inc.	12,509	920
Tractor Supply Co.	2,081	190
TransDigm Group, Inc.*	900	237
Travelers (The) Cos., Inc.	4,704	560
Trimble Navigation Ltd.*	3,837	93
Tyco International PLC	6,680	285
UDR, Inc.	4,025	149
Ulta Salon Cosmetics & Fragrance, Inc.*	998	243
Under Armour, Inc., Class A*	2,815	113
Under Armour, Inc., Class C*	3,120	114
Union Pacific Corp.	13,424	1,171
United Parcel Service, Inc., Class B	10,957	1,180
United Rentals, Inc.*	1,453	97
US Bancorp	27,516	1,110
Valero Energy Corp.	7,500	383
Varian Medical Systems, Inc.*	1,540	127
Ventas, Inc.	5,328	388
Verizon Communications, Inc.	64,783	3,617
Vertex Pharmaceuticals, Inc.*	3,959	341
VF Corp.	5,405	332
Vornado Realty Trust	2,675	268
Voya Financial, Inc.	3,200	79
W.W. Grainger, Inc.	967	220
WABCO Holdings, Inc.*	900	82
Walt Disney (The) Co.	24,700	2,416
Waste Management, Inc.	7,087	470
Waters Corp.*	1,294	182
WEC Energy Group, Inc.	5,022	328
Welltower, Inc.	5,629	429
Western Union (The) Co.	8,200	157
WestRock Co.	4,199	163
Weyerhaeuser Co.	12,438	370
Whirlpool Corp.	1,276	213
WhiteWave Foods (The) Co.*	2,700	127
Whole Foods Market, Inc.	5,171	166
Williams (The) Cos., Inc.	11,331	245
Workday, Inc., Class A*	1,730	129
Wyndham Worldwide Corp.	1,868	133

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
United States - 57.0% continued
Xcel Energy, Inc.	8,048	$360
Xerox Corp.	14,129	134
Xylem, Inc.	2,924	131
Yahoo!, Inc.*	14,245	535
Zoetis, Inc.	7,517	357

		150,633

Total Common Stocks(3) (Cost $217,286)		254,541

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke A.G.	824	52
Henkel A.G. & Co. KGaA	2,816	343

		395

Total Preferred Stocks(3) (Cost $255)		395

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	17,268	6

Total Rights (Cost $6)		6

INVESTMENT COMPANIES - 2.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(4) (5)	6,116,112	6,116

Total Investment Companies (Cost $6,116)		6,116

Total Investments - 98.7% (Cost $223,663)		261,058

Other Assets less Liabilities - 1.3%		3,380

NET ASSETS - 100.0%		$264,438

(1)	Value rounds to less than one thousand.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	United States Dollar	106	Swiss Franc	102	9/21/16	$(1)
Citibank	British Pound	450	United States Dollar	643	9/21/16	43
Citibank	United States Dollar	164	Euro	145	9/21/16	(3)
Societe Generale	Australian Dollar	21	United States Dollar	16	9/21/16	— *
Societe Generale	United States Dollar	87	Canadian Dollar	111	9/21/16	(1)
Societe Generale	United States Dollar	182	Japanese Yen	19,309	9/21/16	5

Total						$43

*	Amount rounds to less than one thousand.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500 (United States Dollar)	58	$6,062	Long	9/16	$24
Euro Stoxx 50 (Euro)	43	1,362	Long	9/16	10
FTSE 100 Index (British Pound)	7	598	Long	9/16	40
S&P/TSX 60 Index (British Pound)	1	126	Long	9/16	1
SPI 200 Index (Australian Dollar)	4	386	Long	9/16	(7)
Topix Index (Japanese Yen)	7	844	Long	9/16	(37)
Yen Denominated Nikkei 225 (Japanese Yen)	1	76	Long	9/16	(4)

Total					$27

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	10.7
Energy	5.7
Financials	19.2
Health Care	14.3
Industrials	10.9
Information Technology	14.2
Materials	4.8
Telecommunication Services	3.9
Utilities	3.8

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	60.5%
Euro	9.9
Japanese Yen	8.5
British Pound	5.7
All other currencies less than 5%	15.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Canada	$9,786	$—	$—		$9,786
Germany	355	6,780	—		7,135
Netherlands	86	3,224	—		3,310
Portugal	—	274	—	*	274
Sweden	152	4,392	—		4,544
Switzerland	1,446	9,816	—		11,262
United Kingdom	1,437	15,450	—		16,887
United States	150,633	—	—		150,633
All Other Countries(1)	—	50,710	—		50,710

Total Common Stocks	163,895	90,646	—	*	254,541

Preferred Stocks(1)	—	395	—		395
Rights(1)	6	—	—		6
Investment Companies	6,116	—	—		6,116

Total Investments	$170,017	$91,041	$—	*	$261,058

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$48	$—		$48
Futures Contracts	75	—	—		75
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5)	—		(5)
Futures Contracts	(48)	—	—		(48)

Total Other Financial Instruments	$27	$43	$—		$70

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EQUITY INDEX FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)		REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/2016 (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/2016 (000S)
Common Stock
Portugal	—	*	—	—	*	—	—	—	—	—	*	—	*

*	Amount rounds to less than one thousand.

The Fund valued the security included in the Balance as of 6/30/16 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/2016 (000S)		VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$—	*	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discounts

*	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$226,704

Gross tax appreciation of investments	$47,479
Gross tax depreciation of investments	(13,125)

Net tax appreciation of investments	$34,354

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$5,302	$19,927	$19,113	$—	$—	$4	$6,116
Northern Trust Corp.	182	47	—	(1)	—	1	228

Total	$5,484	$19,974	$19,113	$(1)	$—	$5	$6,344

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Australia - 7.3%
AGL Energy Ltd.	235,599	$3,400
Alumina Ltd.	856,281	837
Amcor Ltd.	404,866	4,528
AMP Ltd.	1,032,390	4,007
APA Group	390,199	2,703
Aristocrat Leisure Ltd.	188,981	1,953
Asciano Ltd.	217,754	1,442
ASX Ltd.	67,438	2,309
Aurizon Holdings Ltd.	733,524	2,657
AusNet Services	611,264	750
Australia & New Zealand Banking Group Ltd.	1,018,813	18,576
Bank of Queensland Ltd.	130,215	1,037
Bendigo & Adelaide Bank Ltd.	159,176	1,155
BGP Holdings PLC(1) *	1,085,479	—
BHP Billiton Ltd.	1,122,271	15,984
BHP Billiton PLC	737,983	9,283
Boral Ltd.	258,514	1,211
Brambles Ltd.	551,382	5,116
Caltex Australia Ltd.	94,371	2,255
Challenger Ltd.	199,060	1,292
CIMIC Group Ltd.	35,559	952
Coca-Cola Amatil Ltd.	199,592	1,232
Cochlear Ltd.	19,984	1,813
Commonwealth Bank of Australia	596,181	33,456
Computershare Ltd.	163,615	1,127
Crown Resorts Ltd.	127,104	1,203
CSL Ltd.	161,608	13,588
Dexus Property Group	338,033	2,283
Domino’s Pizza Enterprises Ltd.	21,482	1,098
DUET Group	810,581	1,517
Flight Centre Travel Group Ltd.	19,289	458
Fortescue Metals Group Ltd.	543,840	1,464
Goodman Group	618,530	3,297
GPT Group (The)	627,219	2,537
Harvey Norman Holdings Ltd.	193,232	670
Healthscope Ltd.	605,887	1,297
Incitec Pivot Ltd.	588,492	1,320
Insurance Australia Group Ltd.	849,742	3,490
James Hardie Industries PLC - CDI	155,403	2,380
LendLease Group	191,279	1,814
Macquarie Group Ltd.	106,987	5,564
Medibank Pvt Ltd.	961,820	2,122
Mirvac Group	1,286,832	1,947
National Australia Bank Ltd.	921,066	17,694
Newcrest Mining Ltd.*	267,569	4,601
Oil Search Ltd.	479,942	2,414
Orica Ltd.	129,010	1,195
Origin Energy Ltd.	613,919	2,681
Platinum Asset Management Ltd.	80,479	349
Qantas Airways Ltd.*	186,757	394
QBE Insurance Group Ltd.	478,869	3,758
Ramsay Health Care Ltd.	49,698	2,672
REA Group Ltd.	18,363	818
Santos Ltd.	554,814	1,958
Scentre Group	1,861,024	6,845
SEEK Ltd.	114,045	1,301
Sonic Healthcare Ltd.	137,190	2,218
South32 Ltd.*	683,909	813
South32 Ltd. (London Exchange)*	1,175,893	1,374
Stockland	832,550	2,932
Suncorp Group Ltd.	449,319	4,116
Sydney Airport	381,673	1,983
Tabcorp Holdings Ltd.	289,742	991
Tatts Group Ltd.	511,010	1,462
Telstra Corp. Ltd.	1,494,083	6,218
TPG Telecom Ltd.	118,553	1,055
Transurban Group	712,473	6,390
Treasury Wine Estates Ltd.	257,968	1,785
Vicinity Centres	1,178,876	2,933
Vocus Communications Ltd.	157,637	1,002
Wesfarmers Ltd.	393,411	11,849
Westfield Corp.	689,878	5,497
Westpac Banking Corp.	1,164,741	25,865
Woodside Petroleum Ltd.	258,914	5,248
Woolworths Ltd.	443,950	6,970

		304,505

Austria - 0.2%
ANDRITZ A.G.	25,491	1,211
Erste Group Bank A.G.*	97,935	2,240
OMV A.G.	51,392	1,440
Raiffeisen Bank International A.G.*	41,033	516
voestalpine A.G.	39,745	1,330

		6,737

Belgium - 1.5%
Ageas	70,502	2,436
Anheuser-Busch InBev S.A./N.V.	280,789	36,910
Colruyt S.A.	23,576	1,301

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Belgium - 1.5% continued
Delhaize Group	36,521	$3,859
Groupe Bruxelles Lambert S.A.	28,239	2,309
KBC Group N.V.*	87,572	4,293
Proximus SADP	53,563	1,696
Solvay S.A., Class A	25,977	2,415
Telenet Group Holding N.V.*	18,401	840
UCB S.A.	44,154	3,301
Umicore S.A.	33,214	1,711

		61,071

Chile - 0.0%
Antofagasta PLC	137,579	855

Denmark - 1.9%
AP Moeller - Maersk A/S, Class A	1,333	1,696
AP Moeller - Maersk A/S, Class B	2,231	2,942
Carlsberg A/S, Class B	37,436	3,553
Chr Hansen Holding A/S	34,334	2,255
Coloplast A/S, Class B	42,387	3,164
Danske Bank A/S	246,749	6,539
DSV A/S	67,302	2,830
Genmab A/S*	19,815	3,609
ISS A/S	58,457	2,189
Novo Nordisk A/S, Class B	648,385	34,868
Novozymes A/S, Class B	81,539	3,929
Pandora A/S	40,613	5,513
TDC A/S	283,559	1,388
Tryg A/S	40,370	720
Vestas Wind Systems A/S	78,300	5,314
William Demant Holding A/S*	42,935	835

		81,344

Finland - 1.0%
Elisa OYJ	49,659	1,908
Fortum OYJ	156,066	2,500
Kone OYJ, Class B	117,708	5,435
Metso OYJ	39,147	925
Neste OYJ	44,690	1,601
Nokia OYJ	1,911,088	10,874
Nokia OYJ (London Stock Exchange)	105,543	600
Nokian Renkaat OYJ	40,018	1,429
Orion OYJ, Class B	35,694	1,387
Sampo OYJ, Class A	156,228	6,383
Stora Enso OYJ (Registered)	192,824	1,554
UPM-Kymmene OYJ	186,533	3,419
Wartsila OYJ Abp	51,608	2,112

		40,127

France - 9.4%
Accor S.A.	61,749	2,394
Aeroports de Paris	10,375	1,148
Air Liquide S.A.	120,241	12,601
Airbus Group S.E.	205,713	11,945
Alstom S.A.*	53,572	1,251
Arkema S.A.	23,340	1,801
Atos S.E.	31,168	2,603
AXA S.A.	677,804	13,617
BNP Paribas S.A.	370,196	16,643
Bollore S.A.	306,453	1,046
Bouygues S.A.	72,355	2,091
Bureau Veritas S.A.	92,430	1,952
Capgemini S.A.	57,146	4,987
Carrefour S.A.	199,649	4,939
Casino Guichard Perrachon S.A.	19,739	1,103
Christian Dior S.E.	19,040	3,084
Cie de Saint-Gobain	166,563	6,376
Cie Generale des Etablissements Michelin	63,484	6,014
CNP Assurances	59,672	884
Credit Agricole S.A.	397,313	3,365
Danone S.A.	205,907	14,519
Dassault Systemes S.A.	44,884	3,427
Edenred	74,512	1,537
Eiffage S.A.	20,068	1,433
Electricite de France S.A.	87,226	1,072
Engie S.A.	510,785	8,243
Essilor International S.A.	72,622	9,666
Eurazeo S.A.	14,086	841
Eutelsat Communications S.A.	61,568	1,173
Fonciere Des Regions	11,735	1,045
Gecina S.A.	14,391	1,967
Groupe Eurotunnel S.E. (Registered)	163,040	1,735
Hermes International	9,222	3,476
ICADE	13,011	925
Iliad S.A.	9,224	1,875
Imerys S.A.	12,544	802
Ingenico Group S.A.	19,204	2,250
JCDecaux S.A.	25,793	875
Kering	26,454	4,314
Klepierre	76,819	3,427
Lagardere S.C.A.	41,214	905

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
France - 9.4% continued
Legrand S.A.	93,200	$4,809
L’Oreal S.A.	88,453	16,920
LVMH Moet Hennessy Louis Vuitton S.E.	97,386	14,746
Natixis S.A.	327,780	1,259
Numericable-SFR SAS	38,275	969
Orange S.A.	694,304	11,341
Pernod Ricard S.A.	74,229	8,268
Peugeot S.A.*	169,422	2,064
Publicis Groupe S.A.	66,019	4,473
Remy Cointreau S.A.	7,707	664
Renault S.A.	67,179	5,119
Rexel S.A.	105,339	1,330
Safran S.A.	109,265	7,426
Sanofi	410,601	34,514
Schneider Electric S.E.	4,873	287
Schneider Electric S.E. (Euronext Paris Exchange)	190,171	11,255
SCOR S.E.	56,927	1,715
SES S.A.	128,176	2,769
Societe BIC S.A.	10,074	1,425
Societe Generale S.A.	267,536	8,455
Sodexo S.A.	32,996	3,554
Suez	113,920	1,794
Technip S.A.	37,399	2,034
Thales S.A.	36,834	3,091
TOTAL S.A.	771,646	37,210
Unibail-Rodamco S.E.	34,480	9,034
Valeo S.A.	83,337	3,722
Veolia Environnement S.A.	157,341	3,418
Vinci S.A.	174,979	12,462
Vivendi S.A.	406,280	7,698
Wendel S.A.	10,008	1,043
Zodiac Aerospace	70,241	1,653

		391,872

Germany - 8.0%
adidas A.G.	65,783	9,381
Allianz S.E. (Registered)	159,508	22,725
Axel Springer S.E.	14,993	786
BASF S.E.	320,939	24,484
Bayer A.G. (Registered)	288,985	29,075
Bayerische Motoren Werke A.G.	115,699	8,479
Beiersdorf A.G.	35,158	3,322
Brenntag A.G.	54,147	2,617
Commerzbank A.G.	371,785	2,411
Continental A.G.	38,457	7,227
Covestro A.G.(2)	24,746	1,103
Daimler A.G. (Registered)	336,489	20,067
Deutsche Bank A.G. (Registered)*	481,985	6,558
Deutsche Boerse A.G.	67,436	5,521
Deutsche Lufthansa A.G. (Registered)	82,541	961
Deutsche Post A.G. (Registered)	338,475	9,450
Deutsche Telekom A.G. (Registered)	1,126,773	19,172
Deutsche Wohnen A.G. (Bearer)	118,074	4,007
E.ON S.E.	699,178	6,995
Evonik Industries A.G.	48,812	1,453
Fraport A.G. Frankfurt Airport Services Worldwide	14,496	774
Fresenius Medical Care A.G. & Co. KGaA	76,446	6,615
Fresenius S.E. & Co. KGaA	143,001	10,537
GEA Group A.G.	63,854	3,001
Hannover Rueck S.E.	21,061	2,201
HeidelbergCement A.G.	49,209	3,690
Henkel A.G. & Co. KGaA	36,329	3,904
HOCHTIEF A.G.	7,271	937
HUGO BOSS A.G.	23,338	1,319
Infineon Technologies A.G.	394,799	5,673
K+S A.G. (Registered)	66,820	1,371
LANXESS A.G.	31,896	1,394
Linde A.G.	64,898	9,033
MAN S.E.	12,180	1,240
Merck KGaA	45,121	4,594
METRO A.G.	62,168	1,902
Millicom International Cellular S.A. SDR	23,143	1,415
Muenchener Rueckversicherungs- Gesellschaft A.G. in Muenchen (Registered)	58,301	9,744
OSRAM Licht A.G.	31,081	1,606
ProSiebenSat.1 Media S.E.	76,443	3,338
RTL Group S.A.	13,486	1,100
RWE A.G.*	170,966	2,702
SAP S.E.	343,525	25,678
Siemens A.G. (Registered)	267,160	27,367
Symrise A.G.	43,122	2,938
Telefonica Deutschland Holding A.G.	258,293	1,064
thyssenKrupp A.G.	127,913	2,553
TUI A.G. - CDI	82,086	929
TUI A.G. - CDI (London Exchange)	92,613	1,051
United Internet A.G. (Registered)	42,963	1,773
Volkswagen A.G.	11,321	1,521

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Germany - 8.0% continued
Vonovia S.E.	162,856	$5,943
Zalando S.E.(2) *	30,308	802

		335,503

Hong Kong - 3.3%
AIA Group Ltd.	4,209,686	25,367
ASM Pacific Technology Ltd.	84,400	607
Bank of East Asia (The) Ltd.	415,498	1,615
BOC Hong Kong Holdings Ltd.	1,290,608	3,893
Cathay Pacific Airways Ltd.	427,506	627
Cheung Kong Infrastructure Holdings Ltd.	231,353	1,992
Cheung Kong Property Holdings Ltd.	943,638	5,940
CK Hutchison Holdings Ltd.	943,638	10,385
CLP Holdings Ltd.	574,014	5,868
First Pacific Co. Ltd.	749,539	546
Galaxy Entertainment Group Ltd.	819,148	2,441
Hang Lung Properties Ltd.	783,501	1,591
Hang Seng Bank Ltd.	267,079	4,584
Henderson Land Development Co. Ltd.	381,156	2,160
HK Electric Investments & HK Electric Investments Ltd.(2)	922,727	862
HKT Trust & HKT Ltd.	922,220	1,331
Hong Kong & China Gas Co. Ltd.	2,661,272	4,861
Hong Kong Exchanges and Clearing Ltd.	400,889	9,775
Hongkong Land Holdings Ltd.	410,700	2,510
Hysan Development Co. Ltd.	221,501	988
Jardine Matheson Holdings Ltd.	85,900	5,030
Kerry Properties Ltd.	227,703	562
Li & Fung Ltd.	2,051,218	999
Link REIT	786,771	5,382
Melco Crown Entertainment Ltd. ADR	66,600	838
MGM China Holdings Ltd.	330,516	430
MTR Corp. Ltd.	513,314	2,605
New World Development Co. Ltd.	1,949,669	1,980
Noble Group Ltd.*	1,511,544	227
NWS Holdings Ltd.	538,854	856
PCCW Ltd.	1,456,926	978
Power Assets Holdings Ltd.	484,317	4,446
Sands China Ltd.	845,899	2,864
Shangri-La Asia Ltd.	432,574	436
Sino Land Co. Ltd.	1,073,906	1,771
SJM Holdings Ltd.	687,572	421
Sun Hung Kai Properties Ltd.	504,258	6,075
Swire Pacific Ltd., Class A	189,551	2,155
Swire Properties Ltd.	407,987	1,086
Techtronic Industries Co. Ltd.	479,333	2,007
WH Group Ltd.(2)	2,045,500	1,618
Wharf Holdings (The) Ltd.	477,766	2,923
Wheelock & Co. Ltd.	284,021	1,338
Wynn Macau Ltd.	543,346	789
Yangzijiang Shipbuilding Holdings Ltd.	664,766	448
Yue Yuen Industrial Holdings Ltd.	258,710	1,025

		137,232

Ireland - 0.6%
AerCap Holdings N.V.*	59,600	2,002
Bank of Ireland*	9,721,124	2,026
CRH PLC	30,814	907
CRH PLC (Dublin Exchange)	258,219	7,446
DCC PLC	30,987	2,725
Irish Bank Resolution Corp. Ltd.(1) *	99,788	—
Kerry Group PLC, Class A	55,771	4,955
Paddy Power Betfair PLC	28,042	2,949
Ryanair Holdings PLC	3,071	39
Ryanair Holdings PLC ADR	5,723	398

		23,447

Israel - 0.8%
Azrieli Group Ltd.	15,018	639
Bank Hapoalim B.M.	369,285	1,864
Bank Leumi Le-Israel B.M.*	487,151	1,718
Bezeq The Israeli Telecommunication Corp. Ltd.	727,903	1,446
Check Point Software Technologies Ltd.*	45,900	3,657
Israel Chemicals Ltd.	177,677	694
Mizrahi Tefahot Bank Ltd.	47,878	553
Mobileye N.V.*	61,300	2,828
Nice Ltd.	21,275	1,336
Taro Pharmaceutical Industries Ltd.*	5,300	772
Teva Pharmaceutical Industries Ltd.	309,939	15,689
Teva Pharmaceutical Industries Ltd. ADR	11,256	565

		31,761

Italy - 1.8%
Assicurazioni Generali S.p.A.	408,126	4,806
Atlantia S.p.A.	144,467	3,603
Enel S.p.A.	2,663,331	11,845
Eni S.p.A.	888,776	14,349
EXOR S.p.A.	38,771	1,432
Ferrari N.V.	16,667	679
Ferrari N.V. (New York Exchange)	26,244	1,074

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Italy - 1.8% continued
Intesa Sanpaolo S.p.A.	4,432,946	$8,503
Intesa Sanpaolo S.p.A. (RSP)	325,825	582
Leonardo-Finmeccanica S.p.A.*	141,275	1,435
Luxottica Group S.p.A.	59,183	2,884
Mediobanca S.p.A.	197,041	1,145
Poste Italiane S.p.A.(2)	182,540	1,213
Prysmian S.p.A.	68,138	1,494
Rizzoli Corriere Della Sera Mediagroup S.p.A.*	3,528	3
Saipem S.p.A.*	2,131,190	860
Snam S.p.A.	856,021	5,121
Telecom Italia S.p.A.*	3,536,832	2,902
Telecom Italia S.p.A. (RSP)*	2,106,282	1,355
Tenaris S.A.	164,201	2,375
Terna Rete Elettrica Nazionale S.p.A.	528,546	2,945
UniCredit S.p.A.	1,771,596	3,955
Unione di Banche Italiane S.p.A.	314,875	883
UnipolSai S.p.A.	388,475	584

		76,027

Japan - 22.8%
ABC-Mart, Inc.	11,600	772
Acom Co. Ltd.*	139,300	669
Aeon Co. Ltd.	228,600	3,542
AEON Financial Service Co. Ltd.	36,300	780
Aeon Mall Co. Ltd.	39,780	518
Air Water, Inc.	51,569	755
Aisin Seiki Co. Ltd.	67,100	2,724
Ajinomoto Co., Inc.	193,600	4,545
Alfresa Holdings Corp.	65,900	1,372
Alps Electric Co. Ltd.	64,700	1,219
Amada Holdings Co. Ltd.	119,400	1,207
ANA Holdings, Inc.	416,000	1,180
Aozora Bank Ltd.	413,000	1,427
Asahi Glass Co. Ltd.	352,000	1,902
Asahi Group Holdings Ltd.	135,100	4,358
Asahi Kasei Corp.	442,000	3,063
Asics Corp.	55,700	935
Astellas Pharma, Inc.	737,200	11,537
Bandai Namco Holdings, Inc.	70,000	1,799
Bank of Kyoto (The) Ltd.	105,971	647
Benesse Holdings, Inc.	23,100	540
Bridgestone Corp.	227,300	7,258
Brother Industries Ltd.	82,100	876
Calbee, Inc.	28,000	1,162
Canon, Inc.	372,800	10,638
Casio Computer Co. Ltd.	79,800	1,140
Central Japan Railway Co.	50,400	8,921
Chiba Bank (The) Ltd.	244,000	1,151
Chubu Electric Power Co., Inc.	225,200	3,207
Chugai Pharmaceutical Co. Ltd.	77,755	2,763
Chugoku Bank (The) Ltd.	59,600	606
Chugoku Electric Power (The) Co., Inc.	97,300	1,232
Concordia Financial Group Ltd.*	411,800	1,611
Credit Saison Co. Ltd.	51,600	864
CYBERDYNE, Inc.*	35,100	786
Dai Nippon Printing Co. Ltd.	189,000	2,099
Daicel Corp.	101,800	1,053
Daihatsu Motor Co. Ltd.	67,200	873
Dai-ichi Life Insurance (The) Co. Ltd.	376,700	4,177
Daiichi Sankyo Co. Ltd.	210,400	5,077
Daikin Industries Ltd.	81,900	6,824
Daito Trust Construction Co. Ltd.	25,000	4,052
Daiwa House Industry Co. Ltd.	197,800	5,772
Daiwa Securities Group, Inc.	581,000	3,054
Denso Corp.	169,900	5,969
Dentsu, Inc.	75,518	3,528
Don Quijote Holdings Co. Ltd.	41,300	1,526
East Japan Railway Co.	116,612	10,745
Eisai Co. Ltd.	88,000	4,889
Electric Power Development Co. Ltd.	50,600	1,176
FamilyMart Co. Ltd.	18,800	1,142
FANUC Corp.	68,400	11,072
Fast Retailing Co. Ltd.	18,500	4,960
Fuji Electric Co. Ltd.	194,000	815
Fuji Heavy Industries Ltd.	205,100	7,021
FUJIFILM Holdings Corp.	152,900	5,909
Fujitsu Ltd.	653,000	2,393
Fukuoka Financial Group, Inc.	270,000	888
GungHo Online Entertainment, Inc.	147,100	396
Hachijuni Bank (The) Ltd.	142,395	618
Hakuhodo DY Holdings, Inc.	74,900	893
Hamamatsu Photonics K.K.	49,570	1,380
Hankyu Hanshin Holdings, Inc.	421,000	3,133
Hikari Tsushin, Inc.	7,600	635
Hino Motors Ltd.	90,000	891
Hirose Electric Co. Ltd.	11,260	1,376
Hiroshima Bank (The) Ltd.	174,000	579
Hisamitsu Pharmaceutical Co., Inc.	21,600	1,239

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Japan - 22.8% continued
Hitachi Chemical Co. Ltd.	36,100	$669
Hitachi Construction Machinery Co. Ltd.	37,500	543
Hitachi High-Technologies Corp.	24,100	656
Hitachi Ltd.	1,689,000	7,021
Hitachi Metals Ltd.	74,800	757
Hokuriku Electric Power Co.	58,600	724
Honda Motor Co. Ltd.	569,600	14,382
Hoshizaki Electric Co. Ltd.	17,700	1,726
Hoya Corp.	141,200	5,027
Hulic Co. Ltd.	103,900	1,089
Idemitsu Kosan Co. Ltd.	30,500	658
IHI Corp.	514,000	1,377
Iida Group Holdings Co. Ltd.	51,264	1,044
Inpex Corp.	331,900	2,589
Isetan Mitsukoshi Holdings Ltd.	117,660	1,044
Isuzu Motors Ltd.	208,800	2,556
ITOCHU Corp.	522,900	6,353
Iyo Bank (The) Ltd.	84,900	518
J Front Retailing Co. Ltd.	83,800	865
Japan Airlines Co. Ltd.	42,400	1,361
Japan Airport Terminal Co. Ltd.	16,200	583
Japan Exchange Group, Inc.	182,100	2,083
Japan Post Bank Co. Ltd.	141,500	1,658
Japan Post Holdings Co. Ltd.	157,200	1,903
Japan Prime Realty Investment Corp.	289	1,238
Japan Real Estate Investment Corp.	459	2,825
Japan Retail Fund Investment Corp.	891	2,268
Japan Tobacco, Inc.	384,400	15,399
JFE Holdings, Inc.	182,500	2,362
JGC Corp.	72,000	1,023
Joyo Bank (The) Ltd.	213,000	794
JSR Corp.	67,100	883
JTEKT Corp.	78,000	879
JX Holdings, Inc.	739,997	2,875
Kajima Corp.	314,000	2,169
Kakaku.com, Inc.	50,300	992
Kamigumi Co. Ltd.	81,000	744
Kaneka Corp.	98,000	649
Kansai Electric Power (The) Co., Inc.*	246,600	2,391
Kansai Paint Co. Ltd.	76,200	1,535
Kao Corp.	176,000	10,157
Kawasaki Heavy Industries Ltd.	495,000	1,385
KDDI Corp.	657,900	20,027
Keihan Holdings Co. Ltd.	177,000	1,223
Keikyu Corp.	164,000	1,643
Keio Corp.	200,000	1,879
Keisei Electric Railway Co. Ltd.	97,000	1,244
Keyence Corp.	15,939	10,750
Kikkoman Corp.	51,000	1,866
Kintetsu Group Holdings Co. Ltd.	635,000	2,710
Kirin Holdings Co. Ltd.	287,300	4,829
Kobe Steel Ltd.	1,080,000	879
Koito Manufacturing Co. Ltd.	39,314	1,799
Komatsu Ltd.	322,400	5,601
Konami Holdings Corp.	32,600	1,234
Konica Minolta, Inc.	157,800	1,144
Kose Corp.	10,600	890
Kubota Corp.	369,700	4,952
Kuraray Co. Ltd.	123,400	1,468
Kurita Water Industries Ltd.	35,400	788
Kyocera Corp.	112,200	5,320
Kyowa Hakko Kirin Co. Ltd.	90,600	1,539
Kyushu Electric Power Co., Inc.	148,900	1,484
Kyushu Financial Group, Inc.	121,200	601
Lawson, Inc.	22,600	1,792
LIXIL Group Corp.	92,000	1,512
M3, Inc.	67,800	2,348
Mabuchi Motor Co. Ltd.	17,300	726
Makita Corp.	39,100	2,578
Marubeni Corp.	577,800	2,594
Marui Group Co. Ltd.	73,400	985
Maruichi Steel Tube Ltd.	19,900	694
Mazda Motor Corp.	199,100	2,667
McDonald’s Holdings Co. Japan Ltd.	23,300	632
Medipal Holdings Corp.	60,000	985
MEIJI Holdings Co. Ltd.	40,026	4,064
Minebea Co. Ltd.	118,500	798
Miraca Holdings, Inc.	20,041	864
Mitsubishi Chemical Holdings Corp.	475,000	2,166
Mitsubishi Corp.	527,600	9,225
Mitsubishi Electric Corp.	675,000	8,004
Mitsubishi Estate Co. Ltd.	437,000	7,990
Mitsubishi Gas Chemical Co., Inc.	127,000	659
Mitsubishi Heavy Industries Ltd.	1,119,000	4,467
Mitsubishi Logistics Corp.	40,000	558
Mitsubishi Materials Corp.	390,000	929
Mitsubishi Motors Corp.	240,400	1,092
Mitsubishi Tanabe Pharma Corp.	78,200	1,403

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Japan - 22.8% continued
Mitsubishi UFJ Financial Group, Inc.	4,456,195	$19,863
Mitsubishi UFJ Lease & Finance Co. Ltd.	156,400	597
Mitsui & Co. Ltd.	596,200	7,059
Mitsui Chemicals, Inc.	321,000	1,171
Mitsui Fudosan Co. Ltd.	312,000	7,122
Mitsui OSK Lines Ltd.	399,000	846
Mixi, Inc.	16,200	663
Mizuho Financial Group, Inc.	8,255,989	11,820
MS&AD Insurance Group Holdings, Inc.	176,943	4,557
Murata Manufacturing Co. Ltd.	66,897	7,504
Nabtesco Corp.	39,399	941
Nagoya Railroad Co. Ltd.	321,000	1,801
NEC Corp.	915,000	2,123
Nexon Co. Ltd.	60,600	890
NGK Insulators Ltd.	92,000	1,847
NGK Spark Plug Co. Ltd.	62,400	939
NH Foods Ltd.	61,000	1,482
NHK Spring Co. Ltd.	72,200	583
Nidec Corp.	83,300	6,287
Nikon Corp.	118,700	1,604
Nintendo Co. Ltd.	39,600	5,650
Nippon Building Fund, Inc.	494	3,036
Nippon Electric Glass Co. Ltd.	147,500	615
Nippon Express Co. Ltd.	290,000	1,322
Nippon Paint Holdings Co. Ltd.	56,800	1,395
Nippon Prologis REIT, Inc.	545	1,324
Nippon Steel & Sumitomo Metal Corp.	282,261	5,394
Nippon Telegraph & Telephone Corp.	241,756	11,349
Nippon Yusen K.K.	562,000	985
Nissan Motor Co. Ltd.	868,700	7,828
Nisshin Seifun Group, Inc.	69,005	1,103
Nissin Foods Holdings Co. Ltd.	20,500	1,116
Nitori Holdings Co. Ltd.	28,000	3,359
Nitto Denko Corp.	57,600	3,632
NOK Corp.	33,200	561
Nomura Holdings, Inc.	1,268,600	4,546
Nomura Real Estate Holdings, Inc.	43,400	755
Nomura Real Estate Master Fund, Inc.	1,235	1,952
Nomura Research Institute Ltd.	43,140	1,571
NSK Ltd.	154,100	1,140
NTT Data Corp.	44,300	2,088
NTT DOCOMO, Inc.	499,700	13,446
NTT Urban Development Corp.	40,700	433
Obayashi Corp.	226,900	2,402
Obic Co. Ltd.	22,600	1,235
Odakyu Electric Railway Co. Ltd.	205,000	2,393
Oji Holdings Corp.	298,000	1,143
Olympus Corp.	101,800	3,787
Omron Corp.	67,300	2,181
Ono Pharmaceutical Co. Ltd.	144,100	6,223
Oracle Corp. Japan	13,300	708
Oriental Land Co. Ltd.	76,200	4,914
ORIX Corp.	462,500	5,906
Osaka Gas Co. Ltd.	656,000	2,512
Otsuka Corp.	18,200	846
Otsuka Holdings Co. Ltd.	136,415	6,286
Panasonic Corp.	771,100	6,672
Park24 Co. Ltd.	35,700	1,223
Pola Orbis Holdings, Inc.	8,000	745
Rakuten, Inc.	325,100	3,506
Recruit Holdings Co. Ltd.	98,600	3,586
Resona Holdings, Inc.	772,110	2,813
Ricoh Co. Ltd.	234,300	2,025
Rinnai Corp.	11,900	1,047
Rohm Co. Ltd.	31,700	1,243
Ryohin Keikaku Co. Ltd.	8,300	2,014
Sankyo Co. Ltd.	15,800	589
Santen Pharmaceutical Co. Ltd.	131,100	2,044
SBI Holdings, Inc.	73,960	731
Secom Co. Ltd.	73,300	5,410
Sega Sammy Holdings, Inc.	65,000	698
Seibu Holdings, Inc.	59,800	1,010
Seiko Epson Corp.	97,700	1,561
Sekisui Chemical Co. Ltd.	142,500	1,747
Sekisui House Ltd.	210,400	3,661
Seven & i Holdings Co. Ltd.	263,200	10,988
Seven Bank Ltd.	207,200	640
Shikoku Electric Power Co., Inc.	58,500	689
Shimadzu Corp.	83,000	1,235
Shimamura Co. Ltd.	7,700	1,137
Shimano, Inc.	25,900	3,925
Shimizu Corp.	193,000	1,797
Shin-Etsu Chemical Co. Ltd.	135,700	7,916
Shinsei Bank Ltd.	624,000	901
Shionogi & Co. Ltd.	104,300	5,672
Shiseido Co. Ltd.	132,800	3,424
Shizuoka Bank (The) Ltd.	186,000	1,307
Showa Shell Sekiyu K.K.	65,400	608

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Japan - 22.8% continued
SMC Corp.	20,000	$4,879
SoftBank Group Corp.	335,600	18,987
Sohgo Security Services Co. Ltd.	24,900	1,224
Sompo Japan Nipponkoa Holdings, Inc.	123,245	3,265
Sony Corp.	441,000	12,906
Sony Financial Holdings, Inc.	60,600	680
Stanley Electric Co. Ltd.	52,700	1,119
Start Today Co. Ltd.	20,500	1,089
Sumitomo Chemical Co. Ltd.	549,000	2,251
Sumitomo Corp.	415,200	4,155
Sumitomo Dainippon Pharma Co. Ltd.	55,600	960
Sumitomo Electric Industries Ltd.	263,500	3,468
Sumitomo Heavy Industries Ltd.	193,000	842
Sumitomo Metal Mining Co. Ltd.	172,000	1,736
Sumitomo Mitsui Financial Group, Inc.	469,142	13,450
Sumitomo Mitsui Trust Holdings, Inc.	1,158,190	3,748
Sumitomo Realty & Development Co. Ltd.	125,000	3,373
Sumitomo Rubber Industries Ltd.	59,600	794
Sundrug Co. Ltd.	12,900	1,199
Suntory Beverage & Food Ltd.	48,600	2,187
Suruga Bank Ltd.	60,900	1,375
Suzuken Co. Ltd.	27,136	853
Suzuki Motor Corp.	127,200	3,433
Sysmex Corp.	54,598	3,732
T&D Holdings, Inc.	202,200	1,707
Taiheiyo Cement Corp.	410,000	966
Taisei Corp.	370,000	3,017
Taisho Pharmaceutical Holdings Co. Ltd.	12,600	1,320
Taiyo Nippon Sanso Corp.	45,300	414
Takashimaya Co. Ltd.	106,000	757
Takeda Pharmaceutical Co. Ltd.	248,300	10,718
TDK Corp.	42,800	2,385
Teijin Ltd.	326,000	1,074
Terumo Corp.	119,400	5,063
THK Co. Ltd.	42,000	713
Tobu Railway Co. Ltd.	336,000	1,839
Toho Co. Ltd.	39,400	1,085
Toho Gas Co. Ltd.	132,000	1,074
Tohoku Electric Power Co., Inc.	158,000	1,981
Tokio Marine Holdings, Inc.	238,200	7,879
Tokyo Electric Power Co. Holdings, Inc.*	507,200	2,139
Tokyo Electron Ltd.	54,900	4,616
Tokyo Gas Co. Ltd.	711,000	2,919
Tokyo Tatemono Co. Ltd.	71,500	854
Tokyu Corp.	370,000	3,236
Tokyu Fudosan Holdings Corp.	178,800	1,109
TonenGeneral Sekiyu K.K.	102,000	926
Toppan Printing Co. Ltd.	183,000	1,569
Toray Industries, Inc.	512,000	4,351
Toshiba Corp.*	1,413,000	3,861
TOTO Ltd.	49,300	1,953
Toyo Seikan Group Holdings Ltd.	57,100	1,086
Toyo Suisan Kaisha Ltd.	30,800	1,244
Toyoda Gosei Co. Ltd.	22,400	398
Toyota Industries Corp.	57,200	2,262
Toyota Motor Corp.	932,600	46,627
Toyota Tsusho Corp.	74,000	1,587
Trend Micro, Inc.	39,200	1,396
Tsuruha Holdings, Inc.	12,800	1,537
Unicharm Corp.	140,900	3,139
United Urban Investment Corp.	960	1,724
USS Co. Ltd.	76,500	1,255
West Japan Railway Co.	57,600	3,641
Yahoo Japan Corp.	497,000	2,189
Yakult Honsha Co. Ltd.	30,600	1,575
Yamada Denki Co. Ltd.	220,090	1,157
Yamaguchi Financial Group, Inc.	69,000	650
Yamaha Corp.	58,600	1,575
Yamaha Motor Co. Ltd.	97,800	1,481
Yamato Holdings Co. Ltd.	126,300	2,893
Yamazaki Baking Co. Ltd.	45,905	1,273
Yaskawa Electric Corp.	88,700	1,149
Yokogawa Electric Corp.	79,600	894
Yokohama Rubber (The) Co. Ltd.	38,400	479

		955,056

Jordan - 0.0%
Hikma Pharmaceuticals PLC	50,210	1,656

Netherlands - 2.4%
ABN AMRO Group N.V. - CVA(2)	82,091	1,362
Aegon N.V.	658,804	2,628
Akzo Nobel N.V.	86,465	5,440
Altice N.V., Class A*	128,287	1,929
Altice N.V., Class B*	38,213	577
ArcelorMittal*	642,565	2,958
ASML Holding N.V.	128,775	12,765
Boskalis Westminster	32,183	1,110
CNH Industrial N.V.	355,251	2,583
Gemalto N.V.	24,118	1,477

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Netherlands - 2.4% continued
Gemalto N.V. (Euronext Paris Exchange)	3,862	$235
Heineken Holding N.V.	35,374	2,890
Heineken N.V.	80,542	7,442
ING Groep N.V. - CVA	1,352,243	14,055
Koninklijke Ahold N.V.	291,492	6,482
Koninklijke DSM N.V.	63,261	3,665
Koninklijke KPN N.V.	1,194,601	4,333
Koninklijke Philips N.V.	336,940	8,407
Koninklijke Vopak N.V.	24,458	1,225
NN Group N.V.	110,755	3,077
NXP Semiconductors N.V.*	102,786	8,052
OCI N.V.*	33,066	451
QIAGEN N.V.*	77,303	1,674
Randstad Holding N.V.	41,502	1,672
Wolters Kluwer N.V.	105,583	4,315

		100,804

New Zealand - 0.2%
Auckland International Airport Ltd.	331,662	1,542
Contact Energy Ltd.	253,092	938
Fletcher Building Ltd.	241,250	1,483
Meridian Energy Ltd.	440,941	832
Mighty River Power Ltd.	243,052	524
Ryman Healthcare Ltd.	130,898	872
Spark New Zealand Ltd.	637,158	1,615

		7,806

Norway - 0.6%
DNB ASA	341,298	4,127
Gjensidige Forsikring ASA	69,759	1,158
Marine Harvest ASA*	133,473	2,245
Norsk Hydro ASA	469,270	1,715
Orkla ASA	285,517	2,529
Schibsted ASA, Class A	26,341	786
Schibsted ASA, Class B	31,056	889
Statoil ASA	393,715	6,817
Telenor ASA	262,137	4,330
Yara International ASA	62,656	1,989

		26,585

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)*	882,815	10
EDP - Energias de Portugal S.A.	812,591	2,496
Galp Energia SGPS S.A.	161,517	2,243
Jeronimo Martins SGPS S.A.	87,940	1,385

		6,134

Singapore - 1.3%
Ascendas Real Estate Investment Trust	770,679	1,424
CapitaLand Commercial Trust	717,700	789
CapitaLand Ltd.	892,850	2,051
CapitaLand Mall Trust	876,200	1,391
City Developments Ltd.	141,900	865
ComfortDelGro Corp. Ltd.	746,600	1,530
DBS Group Holdings Ltd.	626,807	7,385
Genting Singapore PLC	2,107,380	1,150
Global Logistic Properties Ltd.	934,939	1,262
Golden Agri-Resources Ltd.	2,458,692	645
Hutchison Port Holdings Trust, Class U	1,834,600	843
Jardine Cycle & Carriage Ltd.	34,673	951
Keppel Corp. Ltd.	505,150	2,074
Oversea-Chinese Banking Corp. Ltd.	1,102,544	7,186
Sembcorp Industries Ltd.	343,444	723
Sembcorp Marine Ltd.	292,400	341
Singapore Airlines Ltd.	193,634	1,536
Singapore Exchange Ltd.	278,900	1,589
Singapore Press Holdings Ltd.	556,195	1,642
Singapore Technologies Engineering Ltd.	542,500	1,281
Singapore Telecommunications Ltd.	2,783,125	8,607
StarHub Ltd.	211,500	596
Suntec Real Estate Investment Trust	830,700	1,098
United Overseas Bank Ltd.	453,635	6,264
UOL Group Ltd.	169,575	692
Wilmar International Ltd.	667,800	1,627

		55,542

South Africa - 0.1%
Investec PLC	215,746	1,360
Mediclinic International PLC	128,867	1,887
Mondi PLC	128,433	2,393

		5,640

Spain - 2.9%
Abertis Infraestructuras S.A.	190,601	2,801
ACS Actividades de Construccion y Servicios S.A.	67,174	1,841
Aena S.A.(2)	23,631	3,112
Amadeus IT Holding S.A., Class A	153,271	6,714
Banco Bilbao Vizcaya Argentaria S.A.	2,272,912	13,025
Banco de Sabadell S.A.	1,856,877	2,481
Banco Popular Espanol S.A.	1,175,364	1,531
Banco Santander S.A.	5,043,898	19,638
Bankia S.A.	1,608,031	1,175
Bankinter S.A.	234,869	1,511

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Spain - 2.9% continued
CaixaBank S.A.	932,933	$2,054
Distribuidora Internacional de Alimentacion S.A.	217,371	1,277
Enagas S.A.	79,003	2,403
Endesa S.A.	110,926	2,231
Ferrovial S.A.	169,169	3,287
Gas Natural SDG S.A.	122,229	2,424
Grifols S.A.	104,723	2,365
Iberdrola S.A.	1,895,923	12,806
Industria de Diseno Textil S.A.	381,248	12,714
Mapfre S.A.	374,299	828
Red Electrica Corp. S.A.	37,767	3,367
Repsol S.A.	377,114	4,784
Telefonica S.A.	1,563,012	14,940
Zardoya Otis S.A.	62,512	586

		119,895

Sweden - 2.7%
Alfa Laval AB	102,408	1,607
Assa Abloy AB, Class B	350,128	7,177
Atlas Copco AB, Class A	234,542	6,073
Atlas Copco AB, Class B	136,182	3,215
Boliden AB	95,482	1,855
Electrolux AB, Class B	83,975	2,281
Getinge AB, Class B	69,934	1,436
Hennes & Mauritz AB, Class B	331,734	9,722
Hexagon AB, Class B	90,251	3,285
Husqvarna AB, Class B	144,484	1,072
ICA Gruppen AB	28,265	944
Industrivarden AB, Class C	57,001	921
Investor AB, Class B	158,998	5,319
Kinnevik AB, Class B	82,061	1,950
Lundin Petroleum AB*	65,191	1,179
Nordea Bank AB	1,061,521	8,966
Sandvik AB	372,580	3,714
Securitas AB, Class B	109,166	1,678
Skandinaviska Enskilda Banken AB, Class A	530,707	4,612
Skanska AB, Class B	118,658	2,475
SKF AB, Class B	139,478	2,227
Svenska Cellulosa AB S.C.A., Class B	211,764	6,753
Svenska Handelsbanken AB, Class A	523,224	6,329
Swedbank AB, Class A	316,442	6,619
Swedish Match AB	69,069	2,400
Tele2 AB, Class B	111,422	975
Telefonaktiebolaget LM Ericsson, Class B	1,063,819	8,131
Telia Co. AB	906,728	4,278
Volvo AB, Class B	538,434	5,317

		112,510

Switzerland - 9.5%
ABB Ltd. (Registered)*	687,287	13,537
Actelion Ltd. (Registered)*	35,890	6,022
Adecco Group A.G. (Registered)	57,771	2,910
Aryzta A.G.*	25,792	948
Aryzta A.G. (Dublin Exchange)*	4,637	170
Baloise Holding A.G. (Registered)	17,611	1,964
Barry Callebaut A.G. (Registered)*	767	942
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	344	2,046
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	36	2,569
Cie Financiere Richemont S.A. (Registered)	182,336	10,697
Coca-Cola HBC A.G. - CDI*	63,326	1,277
Credit Suisse Group A.G. (Registered)*	649,570	6,922
Dufry A.G. (Registered)*	16,064	1,928
EMS-Chemie Holding A.G. (Registered)	2,860	1,479
Galenica A.G. (Registered)	1,363	1,836
Geberit A.G. (Registered)	13,203	4,987
Givaudan S.A. (Registered)	3,227	6,484
Glencore PLC*	4,275,829	8,736
Julius Baer Group Ltd.*	78,169	3,141
Kuehne + Nagel International A.G. (Registered)	18,982	2,654
LafargeHolcim Ltd. (Registered)*	100,688	4,206
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	58,340	2,416
Lonza Group A.G. (Registered)*	18,582	3,079
Nestle S.A. (Registered)	1,113,551	85,894
Novartis A.G. (Registered)	794,786	65,382
Pargesa Holding S.A. (Bearer)	12,285	813
Partners Group Holding A.G.	6,079	2,607
Roche Holding A.G. (Genusschein)	245,377	64,787
Schindler Holding A.G. (Participation Certificate)	15,523	2,813
Schindler Holding A.G. (Registered)	7,108	1,294
SGS S.A. (Registered)	1,912	4,384
Sika A.G. (Bearer)	753	3,150
Sonova Holding A.G. (Registered)	18,651	2,478
STMicroelectronics N.V.	222,958	1,314
Swatch Group (The) A.G. (Bearer)	10,766	3,130

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Switzerland - 9.5% continued
Swatch Group (The) A.G. (Registered)	17,276	$991
Swiss Life Holding A.G. (Registered)*	11,240	2,597
Swiss Prime Site A.G. (Registered)*	24,468	2,213
Swiss Re A.G.	116,472	10,183
Swisscom A.G. (Registered)	9,040	4,491
Syngenta A.G. (Registered)	32,486	12,487
UBS Group A.G. (Registered)	1,278,083	16,537
Wolseley PLC	89,139	4,620
Zurich Insurance Group A.G.*	52,555	13,003

		396,118

United Kingdom - 18.8%
3i Group PLC	339,471	2,527
Aberdeen Asset Management PLC	321,789	1,244
Admiral Group PLC	74,081	2,022
Aggreko PLC	89,304	1,534
Anglo American PLC	490,542	4,764
ARM Holdings PLC	491,213	7,440
Ashtead Group PLC	174,909	2,510
Associated British Foods PLC	124,391	4,510
AstraZeneca PLC	441,684	26,293
Auto Trader Group PLC(2)	350,357	1,657
Aviva PLC	1,413,350	7,596
Babcock International Group PLC	87,657	1,061
BAE Systems PLC	1,105,452	7,751
Barclays PLC	5,870,076	11,176
Barratt Developments PLC	349,826	1,916
Berkeley Group Holdings PLC	45,323	1,543
BP PLC	6,464,049	37,746
British American Tobacco PLC	650,872	42,353
British Land (The) Co. PLC	341,206	2,826
BT Group PLC	2,958,967	16,339
Bunzl PLC	117,100	3,622
Burberry Group PLC	155,502	2,431
Capita PLC	231,958	2,979
Centrica PLC	1,969,377	5,946
Cobham PLC	595,131	1,249
Coca-Cola European Partners PLC*	77,381	2,773
Compass Group PLC	574,792	10,956
Croda International PLC	45,477	1,906
Diageo PLC	879,171	24,600
Direct Line Insurance Group PLC	482,141	2,230
Dixons Carphone PLC	340,455	1,478
easyJet PLC	56,960	827
Experian PLC	334,947	6,362
Fiat Chrysler Automobiles N.V.	52,081	321
Fiat Chrysler Automobiles N.V. (New York Exchange)	262,441	1,606
Fresnillo PLC	77,239	1,707
G4S PLC	541,193	1,340
GKN PLC	598,737	2,155
GlaxoSmithKline PLC	1,700,874	36,566
Hammerson PLC	273,819	2,000
Hargreaves Lansdown PLC	91,094	1,516
HSBC Holdings PLC	6,875,232	42,950
ICAP PLC	193,267	1,086
IMI PLC	94,747	1,224
Imperial Brands PLC	334,953	18,183
Inmarsat PLC	156,888	1,684
InterContinental Hotels Group PLC	65,410	2,431
International Consolidated Airlines Group S.A. - CDI	287,574	1,433
Intertek Group PLC	56,641	2,645
Intu Properties PLC	328,375	1,285
ITV PLC	1,268,736	3,065
J Sainsbury PLC	470,165	1,458
Johnson Matthey PLC	67,848	2,568
Kingfisher PLC	797,052	3,440
Land Securities Group PLC	276,229	3,909
Legal & General Group PLC	2,077,813	5,386
Lloyds Banking Group PLC	22,438,577	16,500
London Stock Exchange Group PLC	109,553	3,711
Marks & Spencer Group PLC	565,456	2,404
Meggitt PLC	270,497	1,467
Merlin Entertainments PLC(2)	247,746	1,471
National Grid PLC	1,309,048	19,250
Next PLC	50,062	3,349
Old Mutual PLC	1,722,078	4,642
Pearson PLC	287,136	3,745
Persimmon PLC	107,034	2,089
Petrofac Ltd.	90,222	938
Provident Financial PLC	51,340	1,587
Prudential PLC	898,569	15,308
Randgold Resources Ltd.	32,589	3,659
Reckitt Benckiser Group PLC	222,128	22,347
RELX N.V.	347,462	6,064
RELX PLC	171,914	3,168
RELX PLC (London Exchange)	214,853	3,971
Rio Tinto Ltd.	148,178	5,103
Rio Tinto PLC	432,009	13,353

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
United Kingdom - 18.8% continued
Rolls-Royce Holdings PLC*	45,612,601	$61
Rolls-Royce Holdings PLC (London Exchange)*	642,431	6,100
Royal Bank of Scotland Group PLC*	1,222,368	2,879
Royal Dutch Shell PLC, Class A	294	8
Royal Dutch Shell PLC, Class A (London Exchange)	1,522,800	41,578
Royal Dutch Shell PLC, Class B	1,308,079	35,971
Royal Mail PLC	312,812	2,121
RSA Insurance Group PLC	355,093	2,371
SABMiller PLC	339,613	19,798
Sage Group (The) PLC	377,243	3,281
Schroders PLC	47,430	1,498
Segro PLC	261,531	1,468
Severn Trent PLC	82,108	2,682
Sky PLC	360,617	4,093
Smith & Nephew PLC	313,311	5,314
Smiths Group PLC	137,803	2,122
SSE PLC	351,315	7,346
St. James’s Place PLC	183,927	1,970
Standard Chartered PLC	1,144,209	8,703
Standard Life PLC	686,632	2,698
Tate & Lyle PLC	162,212	1,446
Taylor Wimpey PLC	1,138,283	2,034
Tesco PLC*	2,844,602	6,655
Travis Perkins PLC	87,623	1,753
Unilever N.V. - CVA	568,623	26,509
Unilever PLC	448,556	21,516
United Utilities Group PLC	237,889	3,312
Vodafone Group PLC	9,279,989	28,250
Weir Group (The) PLC	74,819	1,445
Whitbread PLC	63,648	2,975
William Hill PLC	306,435	1,061
Wm Morrison Supermarkets PLC	774,511	1,943
Worldpay Group PLC(2) *	489,656	1,782
WPP PLC	452,368	9,392

		788,386

United States - 0.5%
Carnival PLC	66,069	2,933
Shire PLC	313,480	19,304

		22,237

Total Common Stocks(3) (Cost $3,908,132)		4,088,850

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke A.G.	19,033	1,206
FUCHS PETROLUB S.E.	24,215	951
Henkel A.G. & Co. KGaA	62,264	7,571
Porsche Automobil Holding S.E.	53,683	2,473
Schaeffler A.G.	57,996	769
Volkswagen A.G.	64,848	7,794

		20,764

Total Preferred Stocks(3) (Cost $21,872)		20,764

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.(1) *	125,708	—

Hong Kong - 0.0%
Noble Group Ltd.*	1,511,544	101

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A.*	67,174	47
Repsol S.A.*	377,114	123

		170

Total Rights (Cost $421)		271

INVESTMENT COMPANIES - 0.8%
iShares MSCI EAFE ETF	150,469	8,398
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(4) (5)	24,770,306	24,770

Total Investment Companies (Cost $32,745)		33,168

Total Investments - 99.0% (Cost $3,963,170)		4,143,053

Other Assets less Liabilities - 1.0%		43,575

NET ASSETS - 100.0%		$4,186,628

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

EQUITY INDEX FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	United States Dollar	309	Hong Kong Dollar	2,395	9/21/16	$— *
Bank of Montreal	United States Dollar	1,841	Swedish Krona	15,103	9/21/16	(50)
Bank of Montreal	United States Dollar	1,061	Swiss Franc	1,020	9/21/16	(11)
BNY Mellon	United States Dollar	680	Danish Krone	4,466	9/21/16	(12)
BNY Mellon	United States Dollar	650	Japanese Yen	67,382	9/21/16	5
Citibank	British Pound	748	United States Dollar	1,090	9/21/16	94
Citibank	British Pound	766	United States Dollar	1,100	9/21/16	79
Citibank	United States Dollar	9,489	British Pound	6,644	9/21/16	(637)
Citibank	United States Dollar	590	Euro	532	9/21/16	2
Citibank	United States Dollar	640	Euro	572	9/21/16	(3)
Citibank	United States Dollar	9,468	Euro	8,353	9/21/16	(169)
Morgan Stanley	Swiss Franc	904	United States Dollar	940	9/21/16	9
Morgan Stanley	United States Dollar	660	Japanese Yen	67,442	9/21/16	(5)
Societe Generale	Euro	715	United States Dollar	810	9/21/16	14
Societe Generale	United States Dollar	1,386	Australian Dollar	1,874	9/21/16	7
Societe Generale	United States Dollar	5,439	Japanese Yen	576,402	9/21/16	159
Societe Generale	United States Dollar	162	Singapore Dollar	220	9/21/16	1

Total						$(517)

*	Amount rounds to less than one thousand.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	939	$29,751	Long	9/16	$83
FTSE 100 Index (British Pound)	178	15,219	Long	9/16	982
Hang Seng Index (Hong Kong Dollar)	16	2,160	Long	7/16	99
SPI 200 Index (Australian Dollar)	61	5,887	Long	9/16	(99)
Topix Index (Japanese Yen)	59	7,116	Long	9/16	(495)
Yen Denominated Nikkei 225 (Japanese Yen)	126	9,603	Long	9/16	(527)

Total					$43

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	13.3
Energy	5.2
Financials	22.6
Health Care	12.4
Industrials	13.3
Information Technology	5.3
Materials	6.8
Telecommunication Services	5.1
Utilities	3.9

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.4%
Japanese Yen	23.2
British Pound	19.4
Swiss Franc	9.1
Australian Dollar	7.3
All other currencies less than 5%	11.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Hong Kong	$838	$136,394	$—	$137,232
Ireland	2,400	21,047	—	23,447
Israel	7,822	23,939	—	31,761
Italy	1,074	74,953	—	76,027
Netherlands	8,287	92,517	—	100,804
Portugal	—	6,124	10	6,134
United Kingdom	4,379	784,007	—	788,386
All Other Countries(1)	—	2,925,059	—	2,925,059

Total Common Stocks	24,800	4,064,040	10	4,088,850

Preferred Stocks(1)	—	20,764	—	20,764
Rights
Hong Kong	—	101	—	101
Spain	170	—	—	170

Total Rights	170	101	—	271

Investment Companies	33,168	—	—	33,168

Total Investments	$58,138	$4,084,905	$10	$4,143,053

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$370	$—	$370
Futures Contracts	1,164	—	—	1,164
Liabilities
Forward Foreign Currency Exchange Contracts	—	(887)	—	(887)
Futures Contracts	(1,121)	—	—	(1,121)

Total Other Financial Instruments	$43	$(517)	$—	$(474)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Switzerland	$1,928	Valuations at official close price with foreign fair value adjustment

EQUITY INDEX FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/16 (000S)
Common Stock
Portugal	$10	$—	$—	*	$—	$—	$—	$—	$10	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 6/30/16 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/16 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$10	Market Comparable Companies	Price to Earnings Multiple /Liquidity Discount

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,125,892

Gross tax appreciation of investments	$593,841
Gross tax depreciation of investments	(576,680)

Net tax appreciation of investments	$17,161

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$28,145	$188,683	$192,058	$17	$24,770

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.9%
B/E Aerospace, Inc.	119,384	$5,513
Esterline Technologies Corp.*	34,165	2,120
Huntington Ingalls Industries, Inc.	54,770	9,203
KLX, Inc.*	61,566	1,908
Orbital ATK, Inc.	68,217	5,808
Teledyne Technologies, Inc.*	40,085	3,970
Triumph Group, Inc.	57,965	2,058
Woodward, Inc.	64,073	3,693

		34,273

Apparel & Textile Products - 1.0%
Carter’s, Inc.	59,164	6,299
Deckers Outdoor Corp.*	37,322	2,147
Fossil Group, Inc.*	47,967	1,369
Kate Spade & Co.*	149,076	3,072
Skechers U.S.A., Inc., Class A*	154,866	4,603

		17,490

Asset Management - 0.7%
Eaton Vance Corp.	132,197	4,672
Federated Investors, Inc., Class B	110,530	3,181
Janus Capital Group, Inc.	169,547	2,360
Waddell & Reed Financial, Inc., Class A	95,175	1,639
WisdomTree Investments, Inc.	132,669	1,299

		13,151

Automotive - 0.4%
Dana Holding Corp.	171,899	1,815
Gentex Corp.	336,055	5,192

		7,007

Banking - 6.0%
Associated Banc-Corp	174,275	2,989
BancorpSouth, Inc.	98,821	2,242
Bank of Hawaii Corp.	50,221	3,455
Bank of the Ozarks, Inc.	94,950	3,563
Cathay General Bancorp	85,067	2,399
Commerce Bancshares, Inc.	96,539	4,624
Cullen/Frost Bankers, Inc.	63,607	4,054
East West Bancorp, Inc.	167,972	5,741
First Horizon National Corp.	271,649	3,743
First Niagara Financial Group, Inc.	411,659	4,010
FirstMerit Corp.	194,151	3,935
FNB Corp.	242,423	3,040
Fulton Financial Corp.	202,555	2,735
Hancock Holding Co.	90,478	2,362
International Bancshares Corp.	64,801	1,691
New York Community Bancorp, Inc.	567,799	8,511
PacWest Bancorp	133,090	5,294
PrivateBancorp, Inc.	92,745	4,084
Prosperity Bancshares, Inc.	76,289	3,890
Signature Bank*	62,566	7,816
SVB Financial Group*	60,373	5,745
Synovus Financial Corp.	146,101	4,235
TCF Financial Corp.	200,270	2,533
Trustmark Corp.	78,618	1,954
Umpqua Holdings Corp.	257,066	3,977
Valley National Bancorp	261,385	2,384
Washington Federal, Inc.	106,394	2,581
Webster Financial Corp.	106,500	3,616

		107,203

Biotechnology & Pharmaceuticals - 0.7%
Akorn, Inc.*	97,402	2,774
Prestige Brands Holdings, Inc.*	61,481	3,406
United Therapeutics Corp.*	51,980	5,506

		11,686

Chemicals - 2.7%
Ashland, Inc.	72,313	8,299
Cabot Corp.	72,812	3,325
Minerals Technologies, Inc.	40,653	2,309
NewMarket Corp.	11,576	4,797
Olin Corp.	192,824	4,790
PolyOne Corp.	97,924	3,451
RPM International, Inc.	154,571	7,721
Sensient Technologies Corp.	52,316	3,716
Valspar (The) Corp.	84,971	9,179

		47,587

Commercial Services - 1.3%
CEB, Inc.	37,435	2,309
Deluxe Corp.	56,865	3,774
FTI Consulting, Inc.*	48,005	1,953
ManpowerGroup, Inc.	83,346	5,362
R.R. Donnelley & Sons Co.	244,240	4,133
Rollins, Inc.	109,989	3,219
Sotheby’s	60,653	1,662

		22,412

Construction Materials - 1.2%
Carlisle Cos., Inc.	74,743	7,899
Eagle Materials, Inc.	56,229	4,338
Louisiana-Pacific Corp.*	166,908	2,896

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Construction Materials - 1.2% continued
MDU Resources Group, Inc.	227,898	$5,469

		20,602

Consumer Products - 3.9%
Avon Products, Inc.	510,922	1,931
Boston Beer (The) Co., Inc., Class A*	10,876	1,860
Dean Foods Co.	106,601	1,928
Edgewell Personal Care Co.*	69,050	5,828
Energizer Holdings, Inc.	72,080	3,711
Flowers Foods, Inc.	212,056	3,976
Hain Celestial Group (The), Inc.*	120,703	6,005
Helen of Troy Ltd.*	32,337	3,326
Ingredion, Inc.	83,954	10,864
Lancaster Colony Corp.	22,629	2,888
Post Holdings, Inc.*	74,999	6,202
Snyder’s-Lance, Inc.	92,699	3,142
Tootsie Roll Industries, Inc.	20,677	797
TreeHouse Foods, Inc.*	65,803	6,755
WhiteWave Foods (The) Co.*	206,113	9,675

		68,888

Consumer Services - 0.6%
Aaron’s, Inc.	75,195	1,646
DeVry Education Group, Inc.	65,188	1,163
Graham Holdings Co., Class B	4,995	2,445
Service Corp. International	225,816	6,106

		11,360

Containers & Packaging - 1.6%
AptarGroup, Inc.	73,543	5,819
Bemis Co., Inc.	110,231	5,676
Greif, Inc., Class A	29,836	1,112
Packaging Corp. of America	109,796	7,349
Silgan Holdings, Inc.	47,439	2,441
Sonoco Products Co.	117,660	5,843

		28,240

Design, Manufacturing & Distribution - 0.9%
Arrow Electronics, Inc.*	106,841	6,614
Avnet, Inc.	149,938	6,074
Jabil Circuit, Inc.	223,197	4,122

		16,810

Distributors - Consumer Staples - 0.1%
United Natural Foods, Inc.*	58,456	2,736

Distributors - Discretionary - 0.7%
Ingram Micro, Inc., Class A	172,674	6,006
SYNNEX Corp.	33,651	3,191
Tech Data Corp.*	40,962	2,943

		12,140

Electrical Equipment - 2.6%
A.O. Smith Corp.	86,565	7,627
Aspen Insurance Holdings Ltd.	70,543	3,272
Belden, Inc.	48,934	2,954
Cognex Corp.	98,868	4,261
Hubbell, Inc.	60,609	6,392
Keysight Technologies, Inc.*	198,406	5,772
Lennox International, Inc.	45,245	6,452
National Instruments Corp.	117,461	3,218
Trimble Navigation Ltd.*	292,100	7,116

		47,064

Engineering & Construction Services - 0.8%
AECOM*	178,774	5,680
EMCOR Group, Inc.	70,545	3,475
Granite Construction, Inc.	46,282	2,108
KBR, Inc.	165,217	2,187

		13,450

Forest & Paper Products - 0.1%
Domtar Corp.	72,747	2,547

Gaming, Lodging & Restaurants - 2.4%
Brinker International, Inc.	64,889	2,954
Buffalo Wild Wings, Inc.*	21,914	3,045
Cheesecake Factory (The), Inc.	51,805	2,494
Churchill Downs, Inc.	14,006	1,770
Cracker Barrel Old Country Store, Inc.	27,980	4,798
Domino’s Pizza, Inc.	58,424	7,676
Dunkin’ Brands Group, Inc.	106,681	4,653
Jack in the Box, Inc.	37,872	3,254
Panera Bread Co., Class A*	26,559	5,629
Texas Roadhouse, Inc.	73,955	3,372
Wendy’s (The) Co.	248,418	2,390

		42,035

Hardware - 2.6%
3D Systems Corp.*	123,415	1,690
ARRIS International PLC*	203,664	4,269
Brocade Communications Systems, Inc.	543,907	4,993
Ciena Corp.*	150,411	2,820
Diebold, Inc.	76,092	1,889
FEI Co.	47,705	5,099

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Hardware - 2.6% continued
InterDigital, Inc.	40,172	$2,237
Knowles Corp.*	103,885	1,421
Lexmark International, Inc., Class A	73,015	2,756
NCR Corp.*	144,430	4,011
NetScout Systems, Inc.*	109,297	2,432
Plantronics, Inc.	38,630	1,700
Polycom, Inc.*	158,262	1,780
VeriFone Systems, Inc.*	128,268	2,378
ViaSat, Inc.*	52,325	3,736
Zebra Technologies Corp., Class A*	60,802	3,046

		46,257

Health Care Facilities & Services - 2.6%
Amsurg Corp.*	62,997	4,885
Charles River Laboratories International, Inc.*	54,960	4,531
Community Health Systems, Inc.*	131,410	1,584
LifePoint Health, Inc.*	50,598	3,308
MEDNAX, Inc.*	108,402	7,852
Molina Healthcare, Inc.*	48,363	2,413
Owens & Minor, Inc.	73,130	2,734
PAREXEL International Corp.*	61,616	3,874
Tenet Healthcare Corp.*	115,569	3,194
VCA, Inc.*	94,059	6,359
WellCare Health Plans, Inc.*	51,559	5,531

		46,265

Home & Office Products - 1.9%
CalAtlantic Group, Inc.	86,914	3,190
Herman Miller, Inc.	69,991	2,092
HNI Corp.	51,790	2,408
KB Home	96,856	1,473
NVR, Inc.*	4,269	7,600
Scotts Miracle-Gro (The) Co., Class A	52,678	3,683
Tempur Sealy International, Inc.*	70,983	3,927
Toll Brothers, Inc.*	177,832	4,785
TRI Pointe Group, Inc.*	171,047	2,022
Tupperware Brands Corp.	58,792	3,309

		34,489

Industrial Services - 0.7%
MSC Industrial Direct Co., Inc., Class A	56,103	3,958
Pool Corp.	48,896	4,598
Watsco, Inc.	29,980	4,218

		12,774

Institutional Financial Services - 1.3%
CBOE Holdings, Inc.	94,716	6,310
Raymond James Financial, Inc.	146,774	7,236
SEI Investments Co.	158,553	7,628
Stifel Financial Corp.*	77,466	2,436

		23,610

Insurance - 4.3%
Alleghany Corp.*	17,964	9,873
American Financial Group, Inc.	82,977	6,134
Brown & Brown, Inc.	135,512	5,078
CNO Financial Group, Inc.	209,335	3,655
Endurance Specialty Holdings Ltd.	72,335	4,858
Everest Re Group Ltd.	49,358	9,016
Genworth Financial, Inc., Class A*	578,106	1,491
Hanover Insurance Group (The), Inc.	50,199	4,248
Kemper Corp.	55,822	1,729
Mercury General Corp.	42,289	2,248
Old Republic International Corp.	283,858	5,476
Primerica, Inc.	54,816	3,138
Reinsurance Group of America, Inc.	74,738	7,249
RenaissanceRe Holdings Ltd.	50,214	5,897
WR Berkley Corp.	114,053	6,834

		76,924

Iron & Steel - 1.4%
Allegheny Technologies, Inc.	126,623	1,615
Carpenter Technology Corp.	54,522	1,795
Commercial Metals Co.	133,236	2,252
Reliance Steel & Aluminum Co.	84,207	6,476
Steel Dynamics, Inc.	283,977	6,957
United States Steel Corp.	170,951	2,882
Worthington Industries, Inc.	52,202	2,208

		24,185

Leisure Products - 1.0%
Brunswick Corp.	105,808	4,795
Polaris Industries, Inc.	70,020	5,725
Thor Industries, Inc.	53,271	3,449
Vista Outdoor, Inc.*	70,700	3,374

		17,343

Machinery - 3.3%
AGCO Corp.	82,506	3,889
Crane Co.	57,766	3,276
Curtiss-Wright Corp.	51,830	4,367
Graco, Inc.	64,794	5,118
IDEX Corp.	88,380	7,256

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Machinery - 3.3% continued
ITT, Inc.	105,082	$3,361
Joy Global, Inc.	114,579	2,422
Kennametal, Inc.	92,739	2,050
Lincoln Electric Holdings, Inc.	72,955	4,310
MSA Safety, Inc.	36,888	1,938
Nordson Corp.	62,630	5,236
Oshkosh Corp.	85,678	4,088
Regal Beloit Corp.	52,272	2,878
Terex Corp.	126,707	2,573
Toro (The) Co.	64,113	5,655

		58,417

Manufactured Goods - 0.3%
Timken (The) Co.	80,279	2,461
Valmont Industries, Inc.	26,447	3,578

		6,039

Media - 1.2%
AMC Networks, Inc., Class A*	71,191	4,301
Cable One, Inc.	5,094	2,605
DreamWorks Animation SKG, Inc., Class A*	83,326	3,406
John Wiley & Sons, Inc., Class A	55,974	2,921
Meredith Corp.	43,679	2,267
New York Times (The) Co., Class A	144,747	1,752
Time, Inc.	118,703	1,954
WebMD Health Corp.*	45,077	2,619

		21,825

Medical Equipment & Devices - 5.3%
ABIOMED, Inc.*	45,807	5,006
Align Technology, Inc.*	85,021	6,849
Bio-Rad Laboratories, Inc., Class A*	24,277	3,472
Bio-Techne Corp.	43,453	4,900
Catalent, Inc.*	124,910	2,872
Cooper (The) Cos., Inc.	56,456	9,686
Halyard Health, Inc.*	54,046	1,758
Hill-Rom Holdings, Inc.	66,190	3,339
IDEXX Laboratories, Inc.*	104,317	9,687
LivaNova PLC*	49,660	2,494
Mettler-Toledo International, Inc.*	31,175	11,376
ResMed, Inc.	163,610	10,345
STERIS PLC	100,350	6,899
Teleflex, Inc.	50,795	9,007
West Pharmaceutical Services, Inc.	85,156	6,462

		94,152

Metals & Mining - 0.5%
Compass Minerals International, Inc.	39,321	2,917
Royal Gold, Inc.	76,205	5,489

		8,406

Oil, Gas & Coal - 3.8%
CONSOL Energy, Inc.	266,417	4,287
Denbury Resources, Inc.	405,909	1,457
Dril-Quip, Inc.*	44,424	2,596
Energen Corp.	113,038	5,450
Ensco PLC, Class A	351,041	3,409
Gulfport Energy Corp.*	146,071	4,566
HollyFrontier Corp.	204,447	4,860
Murphy USA, Inc.*	43,063	3,193
Nabors Industries Ltd.	327,843	3,295
Noble Corp. PLC	283,137	2,333
NOW, Inc.*	125,480	2,276
Oceaneering International, Inc.	114,619	3,422
Oil States International, Inc.*	59,946	1,971
Patterson-UTI Energy, Inc.	171,076	3,647
QEP Resources, Inc.	275,848	4,863
Rowan Cos. PLC, Class A	145,989	2,578
SM Energy Co.	79,745	2,153
Superior Energy Services, Inc.	176,843	3,256
Western Refining, Inc.	93,493	1,929
World Fuel Services Corp.	82,534	3,919
WPX Energy, Inc.*	323,058	3,008

		68,468

Passenger Transportation - 0.3%
JetBlue Airways Corp.*	375,284	6,215

Real Estate - 0.4%
Alexander & Baldwin, Inc.	53,564	1,936
Jones Lang LaSalle, Inc.	52,463	5,112

		7,048

Real Estate Investment Trusts - 11.3%
Alexandria Real Estate Equities, Inc.	86,070	8,910
American Campus Communities, Inc.	152,198	8,047
Camden Property Trust	101,250	8,953
Care Capital Properties, Inc.	97,904	2,566
Communications Sales & Leasing, Inc.	158,998	4,595
Corporate Office Properties Trust	110,269	3,261
Corrections Corp. of America	136,927	4,795
DCT Industrial Trust, Inc.	103,212	4,958
Douglas Emmett, Inc.	163,662	5,813
Duke Realty Corp.	402,738	10,737

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Real Estate Investment Trusts - 11.3% continued
Education Realty Trust, Inc.	76,959	$3,551
EPR Properties	74,094	5,978
Equity One, Inc.	105,602	3,398
First Industrial Realty Trust, Inc.	136,437	3,796
Healthcare Realty Trust, Inc.	131,308	4,594
Highwoods Properties, Inc.	113,476	5,992
Hospitality Properties Trust	176,833	5,093
Kilroy Realty Corp.	107,321	7,114
Lamar Advertising Co., Class A	96,052	6,368
LaSalle Hotel Properties	131,803	3,108
Liberty Property Trust	170,876	6,787
Mack-Cali Realty Corp.	104,368	2,818
Medical Properties Trust, Inc.	276,949	4,212
Mid-America Apartment Communities, Inc.	88,028	9,366
National Retail Properties, Inc.	167,790	8,678
Omega Healthcare Investors, Inc.	192,710	6,543
Post Properties, Inc.	62,412	3,810
Potlatch Corp.	47,294	1,613
Rayonier, Inc.	142,236	3,732
Rayonier, Inc. - (Fractional Shares)(1) *	50,000	—
Regency Centers Corp.	113,861	9,534
Senior Housing Properties Trust	276,808	5,766
Sovran Self Storage, Inc.	53,999	5,666
Tanger Factory Outlet Centers, Inc.	110,996	4,460
Taubman Centers, Inc.	70,208	5,209
Urban Edge Properties	107,907	3,222
Weingarten Realty Investors	134,474	5,489
WP Glimcher, Inc.	216,981	2,428

		200,960

Recreational Facilities & Services - 0.5%
Cinemark Holdings, Inc.	123,008	4,485
International Speedway Corp., Class A	30,924	1,034
Live Nation Entertainment, Inc.*	170,146	3,999

		9,518

Retail - Consumer Staples - 1.0%
Big Lots, Inc.	51,698	2,591
Casey’s General Stores, Inc.	45,540	5,989
CST Brands, Inc.	88,350	3,806
Sprouts Farmers Market, Inc.*	165,579	3,792
SUPERVALU, Inc.*	311,266	1,469
TravelCenters of America LLC - (Fractional Shares)(1) *	80,000	—

		17,647

Retail - Discretionary - 2.1%
Abercrombie & Fitch Co., Class A	78,324	1,395
American Eagle Outfitters, Inc.	193,397	3,081
Ascena Retail Group, Inc.*	198,614	1,388
Cabela’s, Inc.*	56,546	2,831
Chico’s FAS, Inc.	155,464	1,665
Copart, Inc.*	115,977	5,684
Dick’s Sporting Goods, Inc.	103,911	4,682
GameStop Corp., Class A	121,167	3,221
Guess?, Inc.	74,191	1,117
HSN, Inc.	37,369	1,828
J.C. Penney Co., Inc.*	359,204	3,190
Office Depot, Inc.*	576,957	1,910
Restoration Hardware Holdings, Inc.*	44,441	1,274
Williams-Sonoma, Inc.	95,631	4,985

		38,251

Semiconductors - 2.1%
Advanced Micro Devices, Inc.*	746,774	3,838
Cree, Inc.*	117,538	2,873
Cypress Semiconductor Corp.	363,371	3,833
Fairchild Semiconductor International, Inc.*	132,380	2,628
Integrated Device Technology, Inc.*	155,721	3,135
Intersil Corp., Class A	157,422	2,131
IPG Photonics Corp.*	42,534	3,403
Microsemi Corp.*	131,852	4,309
Silicon Laboratories, Inc.*	45,194	2,203
Synaptics, Inc.*	43,081	2,315
Teradyne, Inc.	236,144	4,650
Vishay Intertechnology, Inc.	157,861	1,956

		37,274

Software - 4.8%
ACI Worldwide, Inc.*	135,949	2,652
Acxiom Corp.*	90,217	1,984
Allscripts Healthcare Solutions, Inc.*	217,983	2,769
ANSYS, Inc.*	102,697	9,320
Cadence Design Systems, Inc.*	350,572	8,519
CDK Global, Inc.	180,878	10,037
CommVault Systems, Inc.*	47,929	2,070
Fortinet, Inc.*	169,935	5,368
j2 Global, Inc.	53,964	3,409
Manhattan Associates, Inc.*	84,054	5,390
Mentor Graphics Corp.	117,185	2,491
NeuStar, Inc., Class A*	63,898	1,502
PTC, Inc.*	133,611	5,021

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Software - 4.8% continued
Rackspace Hosting, Inc.*	124,533	$2,598
Synopsys, Inc.*	176,931	9,569
Tyler Technologies, Inc.*	37,875	6,314
Ultimate Software Group (The), Inc.*	33,636	7,073

		86,086

Specialty Finance - 1.5%
CoreLogic, Inc.*	103,547	3,984
First American Financial Corp.	127,719	5,137
GATX Corp.	47,663	2,096
Jack Henry & Associates, Inc.	92,037	8,032
SLM Corp.*	498,210	3,079
WEX, Inc.*	45,153	4,004

		26,332

Technology Services - 4.0%
Broadridge Financial Solutions, Inc.	137,727	8,980
Computer Sciences Corp.	161,578	8,022
comScore, Inc.*	54,790	1,308
Convergys Corp.	112,603	2,815
DST Systems, Inc.	36,363	4,234
FactSet Research Systems, Inc.	47,636	7,689
Fair Isaac Corp.	36,330	4,106
Gartner, Inc.*	96,123	9,363
Leidos Holdings, Inc.	75,516	3,615
MarketAxess Holdings, Inc.	43,770	6,364
MAXIMUS, Inc.	75,377	4,174
MSCI, Inc.	101,204	7,805
Science Applications International Corp.	47,994	2,801

		71,276

Telecom - 0.2%
Telephone & Data Systems, Inc.	110,243	3,270

Transportation & Logistics - 1.0%
Genesee & Wyoming, Inc., Class A*	66,573	3,924
Kirby Corp.*	62,921	3,926
Landstar System, Inc.	49,453	3,395
Old Dominion Freight Line, Inc.*	79,584	4,800
Werner Enterprises, Inc.	52,248	1,200

		17,245

Transportation Equipment - 0.6%
Trinity Industries, Inc.	175,713	3,263
Wabtec Corp.	104,990	7,373

		10,636

Utilities - 5.5%
Aqua America, Inc.	206,646	7,369
Atmos Energy Corp.	119,066	9,682
Black Hills Corp.	60,124	3,790
Great Plains Energy, Inc.	180,219	5,479
Hawaiian Electric Industries, Inc.	125,554	4,117
IDACORP, Inc.	58,581	4,766
National Fuel Gas Co.	99,135	5,639
New Jersey Resources Corp.	100,557	3,876
OGE Energy Corp.	232,658	7,620
ONE Gas, Inc.	60,992	4,061
PNM Resources, Inc.	92,448	3,276
Questar Corp.	203,999	5,175
Southwest Gas Corp.	55,198	4,345
Talen Energy Corp.*	74,494	1,009
UGI Corp.	201,161	9,103
Vectren Corp.	96,248	5,069
Westar Energy, Inc.	165,228	9,268
WGL Holdings, Inc.	58,650	4,152

		97,796

Waste & Environment Services & Equipment - 0.6%
CLARCOR, Inc.	56,685	3,448
Clean Harbors, Inc.*	60,970	3,177
Donaldson Co., Inc.	143,734	4,939

		11,564

Total Common Stocks (Cost $1,420,305)		1,706,953

INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(2) (3)	57,462,695	57,463

Total Investment Companies (Cost $57,463)		57,463

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.31%, 9/15/16(4) (5)	$3,700	$3,698

Total Short-Term Investments (Cost $3,698)		3,698

Total Investments - 99.1% (Cost $1,481,466)		1,768,114

Other Assets less Liabilities - 0.9%		15,340

NET ASSETS - 100.0%		$1,783,454

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of June 30, 2016 is disclosed.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P MidCap 400	518	$77,337	Long	9/16	$905

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	4.7
Energy	3.7
Financials	27.1
Health Care	9.1
Industrials	13.5
Information Technology	16.8
Materials	7.1
Telecommunication Services	0.2
Utilities	6.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,706,953	$—	$—	$1,706,953
Investment Companies	57,463	—	—	57,463
Short-Term Investments	—	3,698	—	3,698

Total Investments	$1,764,416	$3,698	$—	$1,768,114

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$905	$—	$—	$905

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,499,562

Gross tax appreciation of investments	$373,138
Gross tax depreciation of investments	(104,586)

Net tax appreciation of investments	$268,552

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$37,458	$141,296	$121,291	$33	$57,463

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.3%
AAR Corp.	19,232	$449
Aerojet Rocketdyne Holdings, Inc.*	34,624	633
Aerovironment, Inc.*	11,919	331
Astronics Corp.*	11,242	374
Ducommun, Inc.*	6,274	124
Esterline Technologies Corp.*	17,197	1,067
KLX, Inc.*	30,712	952
Moog, Inc., Class A*	18,592	1,003
National Presto Industries, Inc.	2,832	267
Smith & Wesson Holding Corp.*	31,872	866
Sturm Ruger & Co., Inc.	10,945	701
TASER International, Inc.*	30,512	759
Teledyne Technologies, Inc.*	19,858	1,967
Triumph Group, Inc.	28,686	1,018
Woodward, Inc.	30,820	1,777

		12,288

Apparel & Textile Products - 0.9%
Albany International Corp., Class A	16,672	666
Columbia Sportswear Co.	15,676	902
Crocs, Inc.*	42,683	481
Culp, Inc.	6,134	169
Deckers Outdoor Corp.*	18,967	1,091
Delta Apparel, Inc.*	4,121	93
Fossil Group, Inc.*	24,393	696
Iconix Brand Group, Inc.*	23,921	162
Movado Group, Inc.	9,305	202
Oxford Industries, Inc.	8,833	500
Perry Ellis International, Inc.*	7,621	153
Sequential Brands Group, Inc.*	22,843	182
Steven Madden Ltd.*	35,763	1,222
Superior Uniform Group, Inc.	5,014	96
Tumi Holdings, Inc.*	32,805	877
Unifi, Inc.*	9,101	248
Vince Holding Corp.*	11,107	61
Weyco Group, Inc.	3,584	100
Wolverine World Wide, Inc.	56,326	1,145

		9,046

Asset Management - 0.7%
Acacia Research Corp.	28,132	124
Associated Capital Group, Inc., Class A	2,562	74
B. Riley Financial, Inc.	5,478	53
Calamos Asset Management, Inc., Class A	9,919	73
Cohen & Steers, Inc.	12,164	492
Diamond Hill Investment Group, Inc.	1,780	335
Fifth Street Asset Management, Inc.	3,402	14
Financial Engines, Inc.	31,143	806
GAMCO Investors, Inc., Class A	2,593	85
Hennessy Advisors, Inc.	1,684	56
Janus Capital Group, Inc.	83,432	1,161
Ladenburg Thalmann Financial Services, Inc.*	57,686	136
Manning & Napier, Inc.	8,732	83
Medley Management, Inc., Class A	3,439	20
OM Asset Management PLC	23,420	313
Oppenheimer Holdings, Inc., Class A	6,016	93
Pzena Investment Management, Inc., Class A	7,360	56
Real Industry, Inc.*	15,751	122
Safeguard Scientifics, Inc.*	11,387	142
Silvercrest Asset Management Group, Inc., Class A	4,158	51
Tiptree Financial, Inc., Class A	16,094	88
Virtus Investment Partners, Inc.	3,556	253
Waddell & Reed Financial, Inc., Class A	46,217	796
Westwood Holdings Group, Inc.	4,698	243
Wins Finance Holdings, Inc.*	350	5
WisdomTree Investments, Inc.	66,950	656

		6,330

Automotive - 1.0%
American Axle & Manufacturing Holdings, Inc.*	44,599	646
Cooper Tire & Rubber Co.	32,073	956
Cooper-Standard Holding, Inc.*	8,598	679
Dana Holding Corp.	87,213	921
Dorman Products, Inc.*	15,555	890
Federal-Mogul Holdings Corp.*	18,857	157
Gentherm, Inc.*	21,198	726
Horizon Global Corp.*	9,931	113
Metaldyne Performance Group, Inc.	8,740	120
Methode Electronics, Inc.	21,191	725
Miller Industries, Inc.	6,287	130
Modine Manufacturing Co.*	26,980	237
Motorcar Parts of America, Inc.*	10,704	291
Standard Motor Products, Inc.	12,472	496
Strattec Security Corp.	2,048	84
Superior Industries International, Inc.	14,542	389
Tenneco, Inc.*	32,864	1,532
Tower International, Inc.	12,201	251

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Automotive - 1.0% continued
Unique Fabricating, Inc.	3,820	$51

		9,394

Banking - 10.9%
1st Source Corp.	8,910	289
Access National Corp.	4,823	94
ACNB Corp.	3,473	87
Allegiance Bancshares, Inc.*	6,401	159
American National Bankshares, Inc.	4,755	120
Ameris Bancorp	19,811	588
Ames National Corp.	4,715	126
Arrow Financial Corp.	6,149	186
Astoria Financial Corp.	53,600	822
Atlantic Capital Bancshares, Inc.*	10,060	145
Avenue Financial Holdings, Inc.*	4,837	95
Banc of California, Inc.	28,429	515
BancFirst Corp.	4,572	276
Banco Latinoamericano de Comercio Exterior S.A.	17,297	458
Bancorp (The), Inc.*	19,337	116
BancorpSouth, Inc.	50,458	1,145
Bank Mutual Corp.	23,240	179
Bank of Marin Bancorp	3,487	169
Bank of the Ozarks, Inc.	48,917	1,835
BankFinancial Corp.	8,704	104
Bankwell Financial Group, Inc.	3,336	74
Banner Corp.	17,482	744
Bar Harbor Bankshares	3,455	121
BBCN Bancorp, Inc.	45,258	675
Bear State Financial, Inc.	10,541	99
Beneficial Bancorp, Inc.*	40,720	518
Berkshire Hills Bancorp, Inc.	17,904	482
Blue Hills Bancorp, Inc.	14,296	211
BNC Bancorp	22,006	500
BofI Holding, Inc.*	34,951	619
Boston Private Financial Holdings, Inc.	47,694	562
Bridge Bancorp, Inc.	9,764	277
Brookline Bancorp, Inc.	40,171	443
Bryn Mawr Bank Corp.	9,693	283
BSB Bancorp, Inc.*	4,653	105
C&F Financial Corp.	1,874	84
C1 Financial, Inc.*	4,322	101
California First National Bancorp	700	10
Camden National Corp.	5,913	248
Capital Bank Financial Corp., Class A	11,511	332
Capital City Bank Group, Inc.	5,887	82
Capitol Federal Financial, Inc.	74,085	1,034
Cardinal Financial Corp.	18,471	405
Carolina Financial Corp.	5,977	112
Cascade Bancorp*	16,716	93
Cathay General Bancorp	43,232	1,219
CenterState Banks, Inc.	27,366	431
Central Pacific Financial Corp.	17,653	417
Central Valley Community Bancorp	5,109	72
Century Bancorp, Inc., Class A	1,829	77
Charter Financial Corp.	7,725	103
Chemical Financial Corp.	22,233	829
Chemung Financial Corp.	1,830	54
Citizens & Northern Corp.	6,657	135
City Holding Co.	8,381	381
Clifton Bancorp, Inc.	12,782	193
CNB Financial Corp.	8,016	143
CoBiz Financial, Inc.	21,206	248
Codorus Valley Bancorp, Inc.	4,481	91
Columbia Banking System, Inc.	33,839	950
Community Bank System, Inc.	25,059	1,030
Community Trust Bancorp, Inc.	9,037	313
CommunityOne Bancorp*	7,043	89
ConnectOne Bancorp, Inc.	16,698	262
County Bancorp, Inc.	2,821	58
CU Bancorp*	9,433	214
Customers Bancorp, Inc.*	14,178	356
CVB Financial Corp.	58,978	967
Dime Community Bancshares, Inc.	17,920	305
Eagle Bancorp, Inc.*	17,819	857
Enterprise Bancorp, Inc.	5,006	120
Enterprise Financial Services Corp.	11,429	319
Equity Bancshares, Inc., Class A*	2,942	65
ESSA Bancorp, Inc.	4,751	64
EverBank Financial Corp.	59,995	892
Farmers Capital Bank Corp.	4,050	111
Farmers National Banc Corp.	14,464	127
FCB Financial Holdings, Inc., Class A*	17,445	593
Fidelity Southern Corp.	12,120	190
Financial Institutions, Inc.	7,993	208
First BanCorp*	70,261	279
First Bancorp	11,888	209
First Bancorp, Inc.	5,857	126
First Busey Corp.	18,042	386

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking - 10.9% continued
First Business Financial Services, Inc.	4,794	$113
First Citizens BancShares, Inc., Class A	4,387	1,136
First Commonwealth Financial Corp.	51,093	470
First Community Bancshares, Inc.	9,139	205
First Community Financial Partners, Inc.*	7,918	70
First Connecticut Bancorp, Inc.	7,738	128
First Defiance Financial Corp.	4,937	192
First Financial Bancorp	35,252	686
First Financial Bankshares, Inc.	37,160	1,219
First Financial Corp.	5,595	205
First Financial Northwest, Inc.	5,330	71
First Foundation, Inc.*	7,668	165
First Internet Bancorp	3,040	72
First Interstate BancSystem, Inc., Class A	11,310	318
First Merchants Corp.	23,949	597
First Mid-Illinois Bancshares, Inc.	3,349	84
First Midwest Bancorp, Inc.	47,021	826
First NBC Bank Holding Co.*	9,686	163
First Northwest Bancorp*	6,405	82
First of Long Island (The) Corp.	8,322	239
FirstMerit Corp.	96,258	1,951
Flushing Financial Corp.	16,024	319
FNB Corp.	122,293	1,534
Fox Chase Bancorp, Inc.	6,598	134
Franklin Financial Network, Inc.*	5,458	171
Fulton Financial Corp.	99,955	1,349
German American Bancorp, Inc.	8,501	272
Glacier Bancorp, Inc.	44,486	1,182
Great Southern Bancorp, Inc.	6,113	226
Great Western Bancorp, Inc.	34,321	1,083
Green Bancorp, Inc.*	12,122	106
Greene County Bancorp, Inc.	1,789	29
Guaranty Bancorp	9,262	155
Hampton Roads Bankshares, Inc.*	18,964	34
Hancock Holding Co.	45,054	1,176
Hanmi Financial Corp.	18,390	432
Heartland Financial USA, Inc.	12,785	451
Heritage Commerce Corp.	15,484	163
Heritage Financial Corp.	17,490	307
Heritage Oaks Bancorp	13,247	105
Hilltop Holdings, Inc.*	43,560	914
Hingham Institution for Savings	707	87
Home Bancorp, Inc.	3,359	92
Home BancShares, Inc.	70,428	1,394
HomeTrust Bancshares, Inc.*	9,634	178
Horizon Bancorp	6,368	160
IBERIABANK Corp.	23,830	1,423
Independent Bank Corp.	14,889	680
Independent Bank Corp. (Berlin Exchange)	11,872	172
Independent Bank Group, Inc.	6,473	278
International Bancshares Corp.	31,899	832
Investors Bancorp, Inc.	172,863	1,915
Kearny Financial Corp.	52,994	667
Lake Sunapee Bank Group	4,580	78
Lakeland Bancorp, Inc.	22,556	257
Lakeland Financial Corp.	9,495	446
LCNB Corp.	5,117	81
LegacyTexas Financial Group, Inc.	25,825	695
Live Oak Bancshares, Inc.	11,431	161
Macatawa Bank Corp.	15,426	114
MainSource Financial Group, Inc.	13,668	301
MB Financial, Inc.	40,739	1,478
MBT Financial Corp.	10,370	83
Mercantile Bank Corp.	9,155	218
Merchants Bancshares, Inc.	3,449	105
Meridian Bancorp, Inc.	28,140	416
Middleburg Financial Corp.	2,726	74
Midland States Bancorp, Inc.*	2,141	46
MidWestOne Financial Group, Inc.	4,509	129
MutualFirst Financial, Inc.	3,174	87
National Bank Holdings Corp., Class A	15,231	310
National Bankshares, Inc.	3,833	134
National Commerce Corp.*	4,946	115
NBT Bancorp, Inc.	24,603	704
Nicolet Bankshares, Inc.*	4,500	171
Northfield Bancorp, Inc.	24,638	365
Northrim BanCorp, Inc.	3,928	103
Northwest Bancshares, Inc.	55,861	828
OceanFirst Financial Corp.	11,755	214
OFG Bancorp	25,053	208
Old Line Bancshares, Inc.	4,880	88
Old National Bancorp	77,273	968
Old Second Bancorp, Inc.	16,920	116
Opus Bank	9,976	337
Oritani Financial Corp.	22,488	360
Orrstown Financial Services, Inc.	4,316	78
Pacific Continental Corp.	11,080	174
Pacific Mercantile Bancorp*	8,971	64

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking - 10.9% continued
Pacific Premier Bancorp, Inc.*	15,539	$373
Park National Corp.	7,770	713
Park Sterling Corp.	30,778	218
Peapack Gladstone Financial Corp.	9,505	176
Penns Woods Bancorp, Inc.	2,657	112
Peoples Bancorp, Inc.	9,370	204
Peoples Financial Services Corp.	3,900	153
People’s Utah Bancorp	7,575	126
Pinnacle Financial Partners, Inc.	23,340	1,140
Preferred Bank	6,809	197
Premier Financial Bancorp, Inc.	4,946	83
PrivateBancorp, Inc.	45,716	2,013
Prosperity Bancshares, Inc.	38,941	1,986
Provident Bancorp, Inc.*	2,654	41
Provident Financial Holdings, Inc.	3,872	71
Provident Financial Services, Inc.	35,616	700
QCR Holdings, Inc.	6,660	181
Renasant Corp.	23,797	769
Republic Bancorp, Inc., Class A	5,458	151
Republic First Bancorp, Inc.*	19,736	85
S&T Bancorp, Inc.	19,965	488
Sandy Spring Bancorp, Inc.	13,605	395
Seacoast Banking Corp. of Florida*	17,249	280
ServisFirst Bancshares, Inc.	13,408	662
Shore Bancshares, Inc.	7,261	85
SI Financial Group, Inc.	6,516	86
Sierra Bancorp	6,709	112
Simmons First National Corp., Class A	16,999	785
South State Corp.	13,761	936
Southern First Bancshares, Inc.*	3,329	80
Southern Missouri Bancorp, Inc.	3,422	81
Southern National Bancorp of Virginia, Inc.	6,499	79
Southside Bancshares, Inc.	14,260	441
Southwest Bancorp, Inc.	10,738	182
State Bank Financial Corp.	20,765	423
Sterling Bancorp	73,718	1,157
Stock Yards Bancorp, Inc.	12,334	348
Stonegate Bank	6,844	221
Suffolk Bancorp	6,934	217
Summit Financial Group, Inc.	4,863	85
Sun Bancorp, Inc.*	6,292	130
Talmer Bancorp, Inc., Class A	34,019	652
Territorial Bancorp, Inc.	4,072	108
Texas Capital Bancshares, Inc.*	26,874	1,257
Tompkins Financial Corp.	8,353	543
Towne Bank	32,497	704
TriCo Bancshares	11,785	325
TriState Capital Holdings, Inc.*	12,152	167
Triumph Bancorp, Inc.*	8,525	136
TrustCo Bank Corp. NY	52,438	336
Trustmark Corp.	39,135	973
UMB Financial Corp.	26,123	1,390
Umpqua Holdings Corp.	128,510	1,988
Union Bankshares Corp.	25,017	618
Union Bankshares, Inc.	2,279	83
United Bankshares, Inc.	38,244	1,435
United Community Banks, Inc.	40,802	746
United Community Financial Corp.	26,249	160
United Financial Bancorp, Inc.	29,298	380
Univest Corp. of Pennsylvania	11,073	233
Valley National Bancorp	144,099	1,314
Veritex Holdings, Inc.*	4,834	77
Washington Federal, Inc.	52,690	1,278
Washington Trust Bancorp, Inc.	8,853	336
WashingtonFirst Bankshares, Inc.	4,694	101
Waterstone Financial, Inc.	14,870	228
Webster Financial Corp.	53,409	1,813
WesBanco, Inc.	20,606	640
West Bancorporation, Inc.	8,883	165
Westamerica Bancorporation	14,523	715
Westfield Financial, Inc.	9,347	72
Wilshire Bancorp, Inc.	42,371	442
Wintrust Financial Corp.	28,181	1,437
WSFS Financial Corp.	16,711	538
Yadkin Financial Corp.	28,992	727
Your Community Bankshares, Inc.	2,849	106

		105,311

Biotechnology & Pharmaceuticals - 6.2%
Acceleron Pharma, Inc.*	15,946	542
AcelRx Pharmaceuticals, Inc.*	20,599	55
Aceto Corp.	16,774	367
Achillion Pharmaceuticals, Inc.*	69,388	541
Aclaris Therapeutics, Inc.*	5,241	97
Acorda Therapeutics, Inc.*	25,096	640
Adamas Pharmaceuticals, Inc.*	9,730	147
Aduro Biotech, Inc.*	20,664	234
Advaxis, Inc.*	19,468	157
Adverum Biotechnologies, Inc.*	10,715	34

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals - 6.2% continued
Aerie Pharmaceuticals, Inc.*	14,011	$247
Agenus, Inc.*	40,953	166
Agile Therapeutics, Inc.*	8,398	64
Aimmune Therapeutics, Inc.*	15,318	166
Akebia Therapeutics, Inc.*	20,924	156
Albany Molecular Research, Inc.*	15,320	206
Alder Biopharmaceuticals, Inc.*	27,260	681
AMAG Pharmaceuticals, Inc.*	20,505	490
Amicus Therapeutics, Inc.*	74,082	404
Amphastar Pharmaceuticals, Inc.*	20,665	333
Ampio Pharmaceuticals, Inc.*	25,567	33
Anavex Life Sciences Corp.*	19,022	116
ANI Pharmaceuticals, Inc.*	4,655	260
Anika Therapeutics, Inc.*	8,190	439
Anthera Pharmaceuticals, Inc.*	22,078	68
Applied Genetic Technologies Corp.*	7,432	105
Aratana Therapeutics, Inc.*	19,412	123
Ardelyx, Inc.*	12,615	110
Arena Pharmaceuticals, Inc.*	146,389	250
Argos Therapeutics, Inc.*	6,215	38
ARIAD Pharmaceuticals, Inc.*	102,925	761
Array BioPharma, Inc.*	82,707	294
Arrowhead Pharmaceuticals, Inc.*	35,814	191
Asterias Biotherapeutics, Inc.	13,293	32
Atara Biotherapeutics, Inc.*	13,522	304
Athersys, Inc.*	44,301	96
Avexis, Inc.*	2,645	101
Axovant Sciences Ltd.*	14,240	183
Axsome Therapeutics, Inc.*	6,476	49
Bellicum Pharmaceuticals, Inc.*	12,233	159
BioCryst Pharmaceuticals, Inc.*	42,103	120
Bio-Path Holdings, Inc.*	48,254	96
BioSpecifics Technologies Corp.*	3,189	127
BioTime, Inc.*	39,442	103
Bluebird Bio, Inc.*	21,550	933
Blueprint Medicines Corp.*	11,659	236
Cambrex Corp.*	18,520	958
Cara Therapeutics, Inc.*	10,871	52
Celator Pharmaceuticals, Inc.*	18,992	573
Celldex Therapeutics, Inc.*	56,168	247
Cellular Biomedicine Group, Inc.*	7,090	85
Cempra, Inc.*	24,060	397
ChemoCentryx, Inc.*	10,800	48
Chimerix, Inc.*	25,396	100
ChromaDex Corp.*	16,699	69
Cidara Therapeutics, Inc.*	6,271	65
Clovis Oncology, Inc.*	18,513	254
Coherus Biosciences, Inc.*	17,168	290
Collegium Pharmaceutical, Inc.*	7,887	93
Concert Pharmaceuticals, Inc.*	9,194	103
Corcept Therapeutics, Inc.*	43,440	237
Corvus Pharmaceuticals, Inc.*	1,964	28
Curis, Inc.*	60,935	95
Cytokinetics, Inc.*	19,448	185
CytomX Therapeutics, Inc.*	11,904	122
CytRx Corp.*	36,793	82
Depomed, Inc.*	35,489	696
Dermira, Inc.*	12,190	357
Dimension Therapeutics, Inc.*	7,145	43
Durect Corp.*	77,601	95
Dynavax Technologies Corp.*	22,623	330
Eagle Pharmaceuticals, Inc.*	5,299	206
Edge Therapeutics, Inc.*	9,475	96
Editas Medicine, Inc.*	3,859	94
Egalet Corp.*	12,911	64
Eiger BioPharmaceuticals, Inc.*	2,028	40
Emergent BioSolutions, Inc.*	18,874	531
Enanta Pharmaceuticals, Inc.*	9,013	199
Endocyte, Inc.*	20,192	65
Epizyme, Inc.*	22,873	234
Esperion Therapeutics, Inc.*	8,349	82
Exelixis, Inc.*	132,213	1,033
FibroGen, Inc.*	30,489	500
Five Prime Therapeutics, Inc.*	15,694	649
Flexion Therapeutics, Inc.*	10,779	161
Fortress Biotech, Inc.*	19,998	54
Galena Biopharma, Inc.*	106,674	50
Geron Corp.*	84,839	227
Global Blood Therapeutics, Inc.*	8,195	136
GlycoMimetics, Inc.*	5,987	44
Halozyme Therapeutics, Inc.*	63,471	548
Heron Therapeutics, Inc.*	18,492	334
Heska Corp.*	3,660	136
Horizon Pharma PLC*	93,802	1,545
Idera Pharmaceuticals, Inc.*	48,170	74
Ignyta, Inc.*	17,209	93
Immune Design Corp.*	6,191	50
ImmunoGen, Inc.*	49,369	152

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals - 6.2% continued
Immunomedics, Inc.*	52,804	$122
Impax Laboratories, Inc.*	42,566	1,227
Infinity Pharmaceuticals, Inc.*	27,647	37
Innoviva, Inc.	46,997	495
Inotek Pharmaceuticals Corp.*	10,197	76
Inovio Pharmaceuticals, Inc.*	38,486	356
Insmed, Inc.*	35,218	347
Insys Therapeutics, Inc.*	13,198	171
Intellia Therapeutics, Inc.*	4,081	87
Intersect ENT, Inc.*	14,817	192
Intra-Cellular Therapies, Inc.*	19,955	775
Ironwood Pharmaceuticals, Inc.*	75,259	984
Karyopharm Therapeutics, Inc.*	12,655	85
Keryx Biopharmaceuticals, Inc.*	45,959	304
Kite Pharma, Inc.*	22,789	1,139
La Jolla Pharmaceutical Co.*	8,262	132
Lannett Co., Inc.*	16,108	383
Lexicon Pharmaceuticals, Inc.*	25,334	364
Lifevantage Corp.*	8,009	109
Ligand Pharmaceuticals, Inc.*	11,072	1,321
Lion Biotechnologies, Inc.*	26,780	217
Lipocine, Inc.*	9,652	29
Loxo Oncology, Inc.*	7,773	180
MacroGenics, Inc.*	18,874	509
MannKind Corp.*	188,673	219
Medicines (The) Co.*	39,131	1,316
MediciNova, Inc.*	17,289	131
Merrimack Pharmaceuticals, Inc.*	71,055	383
Minerva Neurosciences, Inc.*	9,307	95
Mirati Therapeutics, Inc.*	6,812	37
Momenta Pharmaceuticals, Inc.*	37,828	409
MyoKardia, Inc.*	6,546	81
NantKwest, Inc.*	9,750	61
Natural Health Trends Corp.	4,315	122
Nature’s Sunshine Products, Inc.	4,056	39
Nektar Therapeutics*	74,910	1,066
Neos Therapeutics, Inc.*	7,995	74
NewLink Genetics Corp.*	12,052	136
Novavax, Inc.*	157,062	1,142
Nutraceutical International Corp.*	4,729	109
Ocular Therapeutix, Inc.*	11,910	59
Omega Protein Corp.*	13,157	263
Omeros Corp.*	21,086	222
OncoMed Pharmaceuticals, Inc.*	10,759	132
Ophthotech Corp.*	17,742	905
Organovo Holdings, Inc.*	50,616	188
Osiris Therapeutics, Inc.*	10,408	53
Otonomy, Inc.*	14,000	222
Pacira Pharmaceuticals, Inc.*	21,237	716
Paratek Pharmaceuticals, Inc.*	8,379	117
PDL BioPharma, Inc.	95,455	300
Pfenex, Inc.*	11,315	95
PharmAthene, Inc.*	36,304	89
Phibro Animal Health Corp., Class A	10,891	203
Portola Pharmaceuticals, Inc.*	28,421	671
Prestige Brands Holdings, Inc.*	30,902	1,712
Progenics Pharmaceuticals, Inc.*	38,830	164
Proteostasis Therapeutics, Inc.*	3,689	45
Prothena Corp. PLC*	20,208	706
PTC Therapeutics, Inc.*	19,325	136
Puma Biotechnology, Inc.*	14,364	428
Radius Health, Inc.*	18,290	672
Raptor Pharmaceutical Corp.*	49,800	267
Reata Pharmaceuticals, Inc., Class A*	3,315	65
REGENXBIO, Inc.*	11,816	95
Regulus Therapeutics, Inc.*	22,617	65
Relypsa, Inc.*	21,944	406
Retrophin, Inc.*	21,419	381
Revance Therapeutics, Inc.*	12,152	165
Rigel Pharmaceuticals, Inc.*	58,124	130
Sage Therapeutics, Inc.*	15,421	465
Sagent Pharmaceuticals, Inc.*	14,939	224
Sangamo BioSciences, Inc.*	40,750	236
Sarepta Therapeutics, Inc.*	24,817	473
SciClone Pharmaceuticals, Inc.*	29,544	386
Senseonics Holdings, Inc.*	16,273	64
Seres Therapeutics, Inc.*	10,374	301
Sorrento Therapeutics, Inc.*	15,499	87
Spark Therapeutics, Inc.*	9,984	510
Spectrum Pharmaceuticals, Inc.*	38,001	250
Stemline Therapeutics, Inc.*	8,540	58
Sucampo Pharmaceuticals, Inc., Class A*	12,748	140
Supernus Pharmaceuticals, Inc.*	27,261	555
Syndax Pharmaceuticals, Inc.*	2,769	27
Synergy Pharmaceuticals, Inc.*	105,581	401
Synthetic Biologics, Inc.*	44,148	79
Synutra International, Inc.*	11,399	43
Teligent, Inc.*	24,303	173

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals - 6.2% continued
TESARO, Inc.*	14,286	$1,201
Tetraphase Pharmaceuticals, Inc.*	19,772	85
TG Therapeutics, Inc.*	22,835	138
TherapeuticsMD, Inc.*	87,241	742
Theravance Biopharma, Inc.*	21,194	481
Titan Pharmaceuticals, Inc.*	10,924	60
Tobira Therapeutics, Inc.*	5,175	65
Tokai Pharmaceuticals, Inc.*	5,289	29
Trevena, Inc.*	26,074	164
Ultragenyx Pharmaceutical, Inc.*	20,956	1,025
USANA Health Sciences, Inc.*	2,999	334
Vanda Pharmaceuticals, Inc.*	21,331	239
Versartis, Inc.*	15,909	176
Vitae Pharmaceuticals, Inc.*	15,314	165
Vital Therapies, Inc.*	14,911	92
Voyager Therapeutics, Inc.*	6,838	75
vTv Therapeutics, Inc., Class A*	4,422	26
WaVe Life Sciences Ltd.*	4,301	89
XBiotech, Inc.*	10,183	213
Xencor, Inc.*	18,740	356
XenoPort, Inc.*	33,194	234
Zafgen, Inc.*	13,318	80
ZIOPHARM Oncology, Inc.*	70,711	388
Zogenix, Inc.*	14,699	118

		59,835

Chemicals - 2.5%
A. Schulman, Inc.	16,834	411
AgroFresh Solutions, Inc.*	12,798	68
American Vanguard Corp.	16,449	249
Axiall Corp.	41,271	1,346
Balchem Corp.	18,294	1,091
Calgon Carbon Corp.	28,795	379
Chemours (The) Co.	106,591	878
Chemtura Corp.*	37,021	977
Codexis, Inc.*	19,536	79
CSW Industrials, Inc.*	8,391	274
Ferro Corp.*	48,398	648
FutureFuel Corp.	13,675	149
GCP Applied Technologies, Inc.*	41,243	1,074
H.B. Fuller Co.	29,070	1,279
Hawkins, Inc.	5,580	242
Ingevity Corp.*	24,768	843
Innophos Holdings, Inc.	11,016	465
Innospec, Inc.	13,743	632
KMG Chemicals, Inc.	5,304	138
Koppers Holdings, Inc.*	12,052	370
Kraton Performance Polymers, Inc.*	17,569	491
Kronos Worldwide, Inc.	12,172	64
Landec Corp.*	15,848	170
LSB Industries, Inc.*	12,436	150
Lydall, Inc.*	9,422	363
Materion Corp.	11,706	290
Minerals Technologies, Inc.	20,154	1,145
Oil-Dri Corp. of America	2,982	103
Olin Corp.	96,332	2,393
OMNOVA Solutions, Inc.*	25,817	187
PolyOne Corp.	48,792	1,719
Quaker Chemical Corp.	7,606	678
Rayonier Advanced Materials, Inc.	25,561	347
Sensient Technologies Corp.	25,845	1,836
Stepan Co.	11,400	679
Trecora Resources*	11,446	119
Trinseo S.A.	16,700	717
Tronox Ltd., Class A	39,178	173
Univar, Inc.*	25,068	474
Valhi, Inc.	10,334	16
WD-40 Co.	8,243	968

		24,674

Commercial Services - 2.7%
ABM Industries, Inc.	32,371	1,181
Advisory Board (The) Co.*	23,577	834
Alarm.com Holdings, Inc.*	5,977	153
AMN Healthcare Services, Inc.*	27,507	1,099
ARC Document Solutions, Inc.*	22,395	87
Ascent Capital Group, Inc., Class A*	5,937	91
Barrett Business Services, Inc.	4,221	174
Brady Corp., Class A	26,595	813
Brink’s (The) Co.	26,189	746
Care.com, Inc.*	10,374	121
CBIZ, Inc.*	28,860	300
CEB, Inc.	18,702	1,154
Cimpress N.V.*	14,577	1,348
Collectors Universe, Inc.	4,795	95
CorVel Corp.*	5,743	248
CRA International, Inc.*	5,032	127
Cross Country Healthcare, Inc.*	17,980	250
Deluxe Corp.	28,348	1,881
Ennis, Inc.	15,383	295

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Commercial Services - 2.7% continued
Franklin Covey Co.*	5,975	$92
FTI Consulting, Inc.*	24,127	981
G&K Services, Inc., Class A	11,371	871
GP Strategies Corp.*	7,649	166
Hackett Group (The), Inc.	12,578	174
Healthcare Services Group, Inc.	40,952	1,695
Heidrick & Struggles International, Inc.	10,300	174
Hill International, Inc.*	20,578	84
HMS Holdings Corp.*	48,993	863
Huron Consulting Group, Inc.*	12,573	760
Information Services Group, Inc.*	18,151	68
Insperity, Inc.	9,183	709
Kelly Services, Inc., Class A	17,197	326
Kforce, Inc.	13,838	234
Korn/Ferry International	33,317	690
LifeLock, Inc.*	49,129	777
National Research Corp., Class A	5,519	76
Navigant Consulting, Inc.*	27,659	447
On Assignment, Inc.*	29,369	1,085
Patriot National, Inc.*	6,768	55
Quad/Graphics, Inc.	16,953	395
Resources Connection, Inc.	20,545	304
RPX Corp.*	28,892	265
Sotheby’s	30,470	835
SP Plus Corp.*	9,887	223
TriNet Group, Inc.*	24,712	514
TrueBlue, Inc.*	24,852	470
UniFirst Corp.	8,745	1,012
Vectrus, Inc.*	6,469	184
Viad Corp.	11,609	360

		25,886

Construction Materials - 0.9%
Advanced Drainage Systems, Inc.	20,223	553
Apogee Enterprises, Inc.	16,638	771
Boise Cascade Co.*	22,598	519
Continental Building Products, Inc.*	20,513	456
Deltic Timber Corp.	6,162	414
Headwaters, Inc.*	41,829	750
Louisiana-Pacific Corp.*	83,855	1,455
Patrick Industries, Inc.*	8,443	509
Ply Gem Holdings, Inc.*	13,104	191
Summit Materials, Inc., Class A*	36,819	753
Trex Co., Inc.*	16,975	763
United States Lime & Minerals, Inc.	1,056	62
Universal Forest Products, Inc.	11,421	1,059
US Concrete, Inc.*	8,397	511

		8,766

Consumer Products - 2.4%
Alico, Inc.	2,118	64
Alliance One International, Inc.*	4,849	75
Amplify Snack Brands, Inc.*	17,017	251
Avon Products, Inc.	256,345	969
B&G Foods, Inc.	36,048	1,737
Boston Beer (The) Co., Inc., Class A*	5,177	885
Cal-Maine Foods, Inc.	17,801	789
Central Garden & Pet Co.*	5,866	134
Central Garden & Pet Co., Class A*	19,424	422
Clearwater Paper Corp.*	9,861	645
Coca-Cola Bottling Co. Consolidated	2,800	413
Craft Brew Alliance, Inc.*	7,999	92
Darling Ingredients, Inc.*	95,525	1,423
Dean Foods Co.	53,609	970
Elizabeth Arden, Inc.*	14,655	202
Farmer Brothers Co.*	4,406	141
Fresh Del Monte Produce, Inc.	18,860	1,027
Helen of Troy Ltd.*	16,317	1,678
HRG Group, Inc.*	68,929	946
Inter Parfums, Inc.	9,912	283
Inventure Foods, Inc.*	10,611	83
J&J Snack Foods Corp.	8,709	1,039
John B. Sanfilippo & Son, Inc.	4,804	205
Lancaster Colony Corp.	10,915	1,393
Lifeway Foods, Inc.*	2,538	24
Limoneira Co.	6,659	117
MGP Ingredients, Inc.	7,272	278
National Beverage Corp.*	6,911	434
Orchids Paper Products Co.	5,488	195
Primo Water Corp.*	12,196	144
Revlon, Inc., Class A*	6,699	216
Sanderson Farms, Inc.	11,623	1,007
Seaboard Corp.*	158	454
Seneca Foods Corp., Class A*	3,587	130
Snyder’s-Lance, Inc.	46,807	1,586
Tejon Ranch Co.*	7,836	185
TerraVia Holdings, Inc.*	43,637	114
Tootsie Roll Industries, Inc.	9,967	384
Turning Point Brands, Inc.*	3,477	36
Universal Corp.	12,794	739

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Consumer Products - 2.4% continued
Vector Group Ltd.	51,261	$1,149

		23,058

Consumer Services - 0.9%
Aaron’s, Inc.	38,232	837
American Public Education, Inc.*	8,828	248
Apollo Education Group, Inc.*	49,627	453
Bridgepoint Education, Inc.*	11,631	84
Bright Horizons Family Solutions, Inc.*	25,496	1,691
Cambium Learning Group, Inc.*	6,958	31
Capella Education Co.	6,550	345
Career Education Corp.*	38,222	227
Carriage Services, Inc.	8,308	197
DeVry Education Group, Inc.	36,228	646
Grand Canyon Education, Inc.*	26,121	1,043
K12, Inc.*	20,380	254
Matthews International Corp., Class A	18,731	1,042
Medifast, Inc.	6,135	204
Nutrisystem, Inc.	16,833	427
Regis Corp.*	22,280	277
Rent-A-Center, Inc.	30,446	374
Strayer Education, Inc.*	5,936	292
Weight Watchers International, Inc.*	15,631	182

		8,854

Containers & Packaging - 0.3%
AEP Industries, Inc.	2,326	187
Greif, Inc., Class A	14,898	555
Greif, Inc., Class B	3,336	183
KapStone Paper and Packaging Corp.	50,237	654
Multi Packaging Solutions International Ltd.*	12,411	166
Multi-Color Corp.	7,900	501
Myers Industries, Inc.	12,050	173
Tredegar Corp.	15,378	248
UFP Technologies, Inc.*	3,750	84

		2,751

Design, Manufacturing & Distribution - 0.4%
Benchmark Electronics, Inc.*	28,914	611
CTS Corp.	18,247	327
Fabrinet*	20,202	750
Plexus Corp.*	19,573	846
Sanmina Corp.*	42,701	1,145

		3,679

Distributors - Consumer Staples - 0.5%
Andersons (The), Inc.	15,624	555
Calavo Growers, Inc.	8,993	602
Chefs’ Warehouse (The), Inc.*	11,611	186
Core-Mark Holding Co., Inc.	26,670	1,250
Performance Food Group Co.*	21,739	585
United Natural Foods, Inc.*	28,925	1,354

		4,532

Distributors - Discretionary - 0.7%
Bassett Furniture Industries, Inc.	6,283	150
ePlus, Inc.*	3,675	301
Essendant, Inc.	21,390	654
FTD Cos., Inc.*	10,219	255
G-III Apparel Group Ltd.*	25,002	1,143
Insight Enterprises, Inc.*	21,573	561
PC Connection, Inc.	6,864	163
ScanSource, Inc.*	14,592	542
SYNNEX Corp.	16,995	1,611
Systemax, Inc.*	6,261	53
Tech Data Corp.*	20,343	1,462
Veritiv Corp.*	4,869	183

		7,078

Electrical Equipment - 1.3%
AAON, Inc.	23,399	644
Allied Motion Technologies, Inc.	3,405	79
American Science & Engineering, Inc.	4,105	154
Argan, Inc.	7,788	325
Babcock & Wilcox Enterprises, Inc.*	26,604	391
Badger Meter, Inc.	8,041	587
Bel Fuse, Inc., Class B	4,954	88
Belden, Inc.	24,288	1,466
Chase Corp.	4,181	247
Compx International, Inc.	850	10
Energous Corp.*	8,638	112
ESCO Technologies, Inc.	14,851	593
FARO Technologies, Inc.*	9,829	332
Generac Holdings, Inc.*	38,030	1,330
General Cable Corp.	28,433	361
Itron, Inc.*	19,432	838
Kimball Electronics, Inc.*	16,342	203
Landauer, Inc.	5,665	233
Littelfuse, Inc.	12,825	1,516
LSI Industries, Inc.	13,999	155
Mesa Laboratories, Inc.	1,790	220

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Electrical Equipment - 1.3% continued
NL Industries, Inc.*	3,800	$10
Nortek, Inc.*	5,775	342
Novanta, Inc.*	18,382	278
OSI Systems, Inc.*	10,183	592
Powell Industries, Inc.	5,081	200
Preformed Line Products Co.	1,449	59
SPX Corp.*	24,203	359
Stoneridge, Inc.*	15,532	232
Watts Water Technologies, Inc., Class A	16,007	933

		12,889

Engineering & Construction Services - 1.1%
Comfort Systems USA, Inc.	21,793	710
Dycom Industries, Inc.*	17,823	1,600
EMCOR Group, Inc.	35,129	1,730
EnerNOC, Inc.*	15,266	96
Exponent, Inc.	14,699	859
Granite Construction, Inc.	22,997	1,047
Great Lakes Dredge & Dock Corp.*	32,670	142
IES Holdings, Inc.*	4,583	57
Installed Building Products, Inc.*	11,507	418
Kratos Defense & Security Solutions, Inc.*	26,041	107
Layne Christensen Co.*	10,606	86
MasTec, Inc.*	38,912	869
Mistras Group, Inc.*	10,179	243
MYR Group, Inc.*	9,566	230
NV5 Global, Inc.*	4,289	122
Orion Group Holdings, Inc.*	15,120	80
Primoris Services Corp.	23,488	445
Team, Inc.*	16,796	417
TopBuild Corp.*	22,375	810
TRC Cos., Inc.*	12,212	77
Tutor Perini Corp.*	21,943	517
VSE Corp.	2,623	175
Willbros Group, Inc.*	25,261	64

		10,901

Forest & Paper Products - 0.2%
Neenah Paper, Inc.	9,767	707
P.H. Glatfelter Co.	24,872	486
Schweitzer-Mauduit International, Inc.	17,796	628

		1,821

Gaming, Lodging & Restaurants - 3.0%
Belmond Ltd., Class A*	48,661	482
Biglari Holdings, Inc.*	598	241
BJ’s Restaurants, Inc.*	13,558	594
Bloomin’ Brands, Inc.	66,428	1,187
Bob Evans Farms, Inc.	11,739	446
Bojangles’, Inc.*	5,702	97
Boyd Gaming Corp.*	47,967	883
Buffalo Wild Wings, Inc.*	11,002	1,529
Caesars Acquisition Co., Class A*	27,438	308
Caesars Entertainment Corp.*	33,037	254
Carrols Restaurant Group, Inc.*	20,398	243
Century Casinos, Inc.*	12,408	77
Cheesecake Factory (The), Inc.	26,362	1,269
Churchill Downs, Inc.	7,842	991
Chuy’s Holdings, Inc.*	9,302	322
Cracker Barrel Old Country Store, Inc.	11,154	1,913
Dave & Buster’s Entertainment, Inc.*	22,032	1,031
Del Frisco’s Restaurant Group, Inc.*	13,751	197
Del Taco Restaurants, Inc.*	13,440	122
Denny’s Corp.*	43,799	470
Diamond Resorts International, Inc.*	21,607	647
DineEquity, Inc.	10,163	862
El Pollo Loco Holdings, Inc.*	11,798	153
Eldorado Resorts, Inc.*	16,560	252
Empire Resorts, Inc.*	1,664	26
Fiesta Restaurant Group, Inc.*	15,291	334
Fogo De Chao, Inc.*	2,760	36
Golden Entertainment, Inc.	5,938	69
Habit Restaurants (The), Inc., Class A*	7,847	129
Interval Leisure Group, Inc.	65,815	1,046
Isle of Capri Casinos, Inc.*	14,543	266
J. Alexander’s Holdings, Inc.*	7,567	75
Jack in the Box, Inc.	18,986	1,631
Jamba, Inc.*	7,497	77
Kona Grill, Inc.*	4,586	49
Krispy Kreme Doughnuts, Inc.*	33,730	707
La Quinta Holdings, Inc.*	48,600	554
Lindblad Expeditions Holdings, Inc.*	8,557	82
Luby’s, Inc.*	11,254	56
Marriott Vacations Worldwide Corp.	13,027	892
Monarch Casino & Resort, Inc.*	6,604	145
Nathan’s Famous, Inc.*	1,776	79
Noodles & Co.*	6,779	66
Papa John’s International, Inc.	15,905	1,082
Penn National Gaming, Inc.*	43,377	605
Pinnacle Entertainment, Inc.*	34,424	381

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Gaming, Lodging & Restaurants - 3.0% continued
Popeyes Louisiana Kitchen, Inc.*	12,586	$688
Potbelly Corp.*	13,830	173
Red Lion Hotels Corp.*	8,269	60
Red Robin Gourmet Burgers, Inc.*	8,069	383
Red Rock Resorts, Inc., Class A*	17,455	384
Ruby Tuesday, Inc.*	36,152	131
Ruth’s Hospitality Group, Inc.	18,493	295
Scientific Games Corp., Class A*	30,273	278
Shake Shack, Inc., Class A*	9,138	333
Sonic Corp.	27,275	738
Texas Roadhouse, Inc.	38,510	1,756
Wingstop, Inc.*	9,150	249
Zoe’s Kitchen, Inc.*	11,323	411

		28,836

Hardware - 3.2%
3D Systems Corp.*	62,442	855
A10 Networks, Inc.*	25,676	166
Acacia Communications, Inc.*	3,050	122
ADTRAN, Inc.	28,567	533
Aerohive Networks, Inc.*	12,772	85
AVX Corp.	27,329	371
CalAmp Corp.*	21,014	311
Ciena Corp.*	79,851	1,497
Clearfield, Inc.*	6,282	112
Comtech Telecommunications Corp.	9,021	116
Control4 Corp.*	11,370	93
Cray, Inc.*	23,238	695
Daktronics, Inc.	21,789	136
Datalink Corp.*	10,967	82
Diebold, Inc.	34,795	864
Digimarc Corp.*	5,103	163
DTS, Inc.*	10,301	272
Eastman Kodak Co.*	9,590	154
Electronics For Imaging, Inc.*	27,396	1,179
EMCORE Corp.*	15,167	90
ExOne (The) Co.*	7,242	77
Extreme Networks, Inc.*	61,225	208
Finisar Corp.*	62,509	1,094
Gigamon, Inc.*	18,896	706
GoPro, Inc., Class A*	58,766	635
Harmonic, Inc.*	43,150	123
IMAX Corp.*	34,324	1,012
Immersion Corp.*	15,582	114
Imprivata, Inc.*	9,293	130
Infinera Corp.*	81,694	921
Infoblox, Inc.*	32,767	615
InterDigital, Inc.	20,112	1,120
Ixia*	37,303	366
Knowles Corp.*	51,358	703
Kopin Corp.*	36,463	81
KVH Industries, Inc.*	9,388	72
Loral Space & Communications, Inc.*	7,332	259
Lumentum Holdings, Inc.*	29,372	711
Mercury Systems, Inc.*	22,753	566
Multi-Fineline Electronix, Inc.*	5,769	134
NETGEAR, Inc.*	18,803	894
NetScout Systems, Inc.*	55,818	1,242
Nimble Storage, Inc.*	36,706	292
Numerex Corp., Class A*	7,962	60
Plantronics, Inc.	19,322	850
Polycom, Inc.*	79,093	890
Pure Storage, Inc., Class A*	35,554	388
QLogic Corp.*	48,777	719
Radisys Corp.*	20,735	93
Rovi Corp.*	47,006	735
ShoreTel, Inc.*	40,330	270
Silicom Ltd.	3,259	97
Silicon Graphics International Corp.*	19,599	99
Sonus Networks, Inc.*	27,628	240
Stratasys Ltd.*	28,293	648
Super Micro Computer, Inc.*	22,500	559
Telenav, Inc.*	20,006	102
TiVo, Inc.*	53,931	534
TTM Technologies, Inc.*	42,156	317
Ubiquiti Networks, Inc.*	15,073	583
Universal Electronics, Inc.*	8,315	601
ViaSat, Inc.*	25,840	1,845
Viavi Solutions, Inc.*	136,306	904
Vicor Corp.*	8,773	88
Vishay Precision Group, Inc.*	7,031	94
Vocera Communications, Inc.*	14,239	183
ZAGG, Inc.*	16,169	85

		30,955

Health Care Facilities & Services - 2.6%
AAC Holdings, Inc.*	5,773	132
Addus HomeCare Corp.*	4,445	78
Adeptus Health, Inc., Class A*	7,192	372
Air Methods Corp.*	20,684	741

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Health Care Facilities & Services - 2.6% continued
Almost Family, Inc.*	4,700	$200
Amedisys, Inc.*	16,432	830
American Renal Associates Holdings, Inc.*	5,071	147
BioScrip, Inc.*	39,456	101
Capital Senior Living Corp.*	16,014	283
Chemed Corp.	9,388	1,280
Civitas Solutions, Inc.*	8,792	183
Community Health Systems, Inc.*	64,166	773
Diplomat Pharmacy, Inc.*	26,589	931
Ensign Group (The), Inc.	27,748	583
Enzo Biochem, Inc.*	22,975	137
ExamWorks Group, Inc.*	23,526	820
Genesis Healthcare, Inc.*	19,896	35
HealthEquity, Inc.*	25,091	762
HealthSouth Corp.	51,546	2,001
Healthways, Inc.*	18,068	209
INC Research Holdings, Inc., Class A*	24,060	917
Independence Holding Co.	4,138	74
Invitae Corp.*	13,284	98
Kindred Healthcare, Inc.	49,379	558
LHC Group, Inc.*	8,689	376
Magellan Health, Inc.*	14,485	953
Molina Healthcare, Inc.*	25,153	1,255
Natera, Inc.*	15,183	183
National HealthCare Corp.	6,471	419
NeoGenomics, Inc.*	30,279	243
Nobilis Health Corp.*	32,316	72
OvaScience, Inc.*	18,287	95
Owens & Minor, Inc.	36,272	1,356
PAREXEL International Corp.*	30,511	1,919
PharMerica Corp.*	17,329	427
PRA Health Sciences, Inc.*	14,037	586
Providence Service (The) Corp.*	7,617	342
Quorum Health Corp.*	17,255	185
RadNet, Inc.*	22,655	121
Select Medical Holdings Corp.*	62,092	675
Surgery Partners, Inc.*	10,834	194
Surgical Care Affiliates, Inc.*	15,592	743
Team Health Holdings, Inc.*	39,465	1,605
Teladoc, Inc.*	12,076	193
Triple-S Management Corp., Class B*	13,608	332
U.S. Physical Therapy, Inc.	6,962	419
Universal American Corp.	33,632	255
USMD Holdings, Inc.*	1,377	26

		25,219

Home & Office Products - 1.7%
ACCO Brands Corp.*	61,519	636
American Woodmark Corp.*	8,044	534
Armstrong Flooring, Inc.*	13,609	231
AV Homes, Inc.*	6,871	84
Beazer Homes USA, Inc.*	17,871	139
Caesarstone Ltd.*	13,878	482
Cavco Industries, Inc.*	4,891	458
Century Communities, Inc.*	9,348	162
CSS Industries, Inc.	5,101	137
Flexsteel Industries, Inc.	3,770	149
Green Brick Partners, Inc.*	14,611	106
Griffon Corp.	17,601	297
Herman Miller, Inc.	34,794	1,040
HNI Corp.	26,362	1,226
Hooker Furniture Corp.	6,355	137
Hovnanian Enterprises, Inc., Class A*	66,091	111
Interface, Inc.	37,602	573
iRobot Corp.*	15,620	548
KB Home	48,404	736
Kimball International, Inc., Class B	21,479	244
Knoll, Inc.	27,915	678
La-Z-Boy, Inc.	28,287	787
LGI Homes, Inc.*	8,973	287
Libbey, Inc.	13,282	211
Lifetime Brands, Inc.	6,171	90
M/I Homes, Inc.*	14,149	266
Masonite International Corp.*	17,663	1,168
MDC Holdings, Inc.	23,103	562
Meritage Homes Corp.*	22,039	827
NACCO Industries, Inc., Class A	2,387	134
New Home (The) Co., Inc.*	6,561	63
PGT, Inc.*	27,437	283
PICO Holdings, Inc.*	13,155	124
Quanex Building Products Corp.	19,988	372
St. Joe (The) Co.*	29,356	520
Steelcase, Inc., Class A	50,013	679
Taylor Morrison Home Corp., Class A*	18,202	270
TRI Pointe Group, Inc.*	86,464	1,022
UCP, Inc., Class A*	4,673	37
WCI Communities, Inc.*	12,563	212

EQUITY INDEX FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Home & Office Products - 1.7% continued
William Lyon Homes, Class A*	13,904	$224

		16,846

Industrial Services - 0.5%
Anixter International, Inc.*	16,865	898
Applied Industrial Technologies, Inc.	21,147	955
DXP Enterprises, Inc.*	7,048	105
Electro Rent Corp.	10,524	162
H&E Equipment Services, Inc.	18,418	350
Kaman Corp.	15,442	657
McGrath RentCorp	13,816	423
Neff Corp., Class A*	6,098	67
SiteOne Landscape Supply, Inc.*	6,786	231
TAL International Group, Inc.	20,045	269
Titan Machinery, Inc.*	9,547	106
Wesco Aircraft Holdings, Inc.*	32,467	436

		4,659

Institutional Financial Services - 0.6%
BGC Partners, Inc., Class A	126,683	1,103
Cowen Group, Inc., Class A*	59,457	176
Evercore Partners, Inc., Class A	22,731	1,005
FBR & Co.	3,638	54
GAIN Capital Holdings, Inc.	21,619	137
Greenhill & Co., Inc.	15,962	257
Houlihan Lokey, Inc.	7,154	160
INTL. FCStone, Inc.*	8,431	230
Investment Technology Group, Inc.	18,633	312
KCG Holdings, Inc., Class A*	30,487	405
Moelis & Co., Class A	10,887	245
Piper Jaffray Cos.*	8,910	336
PJT Partners, Inc., Class A	10,327	238
Stifel Financial Corp.*	37,331	1,174
Virtu Financial, Inc., Class A	14,687	264

		6,096

Insurance - 2.4%
Ambac Financial Group, Inc.*	26,097	430
American Equity Investment Life Holding Co.	46,449	662
AMERISAFE, Inc.	11,108	680
Argo Group International Holdings Ltd.	16,757	870
Atlas Financial Holdings, Inc.*	5,706	98
Baldwin & Lyons, Inc., Class B	5,093	126
Blue Capital Reinsurance Holdings Ltd.	3,373	62
Citizens, Inc.*	26,833	204
CNO Financial Group, Inc.	104,232	1,820
Crawford & Co., Class B	12,028	102
Donegal Group, Inc., Class A	4,521	74
eHealth, Inc.*	11,039	155
EMC Insurance Group, Inc.	4,750	132
Employers Holdings, Inc.	18,888	548
Enstar Group Ltd.*	6,616	1,072
FBL Financial Group, Inc., Class A	5,897	358
Federated National Holding Co.	6,981	133
Fidelity & Guaranty Life	6,677	155
Genworth Financial, Inc., Class A*	292,744	755
Global Indemnity PLC*	4,537	125
Greenlight Capital Re Ltd., Class A*	17,211	347
Hallmark Financial Services, Inc.*	8,430	98
HCI Group, Inc.	4,757	130
Heritage Insurance Holdings, Inc.	15,507	186
Horace Mann Educators Corp.	23,415	791
Infinity Property & Casualty Corp.	6,273	506
James River Group Holdings Ltd.	8,298	282
Kemper Corp.	23,078	715
Maiden Holdings Ltd.	34,401	421
MBIA, Inc.*	76,507	522
National General Holdings Corp.	28,167	603
National Interstate Corp.	4,525	137
National Western Life Group, Inc., Class A	1,348	263
Navigators Group (The), Inc.	6,520	600
NMI Holdings, Inc., Class A*	27,638	151
OneBeacon Insurance Group Ltd., Class A	11,016	152
Primerica, Inc.	27,173	1,555
Radian Group, Inc.	125,321	1,306
RLI Corp.	22,115	1,521
Safety Insurance Group, Inc.	8,341	514
Selective Insurance Group, Inc.	33,043	1,263
State Auto Financial Corp.	9,191	201
State National Cos., Inc.	18,326	193
Third Point Reinsurance Ltd.*	38,521	451
Trupanion, Inc.*	8,720	115
United Fire Group, Inc.	12,558	533
United Insurance Holdings Corp.	9,612	157
Universal Insurance Holdings, Inc.	19,555	363
WMIH Corp.*	118,424	263

		22,900

Iron & Steel - 0.7%
AK Steel Holding Corp.*	139,326	649

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Iron & Steel - 0.7% continued
ALJ Regional Holdings, Inc.*	10,820	$54
Allegheny Technologies, Inc.	63,128	805
Carpenter Technology Corp.	26,632	877
Cliffs Natural Resources, Inc.*	102,440	581
Commercial Metals Co.	66,938	1,131
Haynes International, Inc.	7,337	235
Olympic Steel, Inc.	4,990	136
Ryerson Holding Corp.*	6,022	106
Schnitzer Steel Industries, Inc., Class A	15,518	273
SunCoke Energy, Inc.	38,920	227
TimkenSteel Corp.	22,546	217
Worthington Industries, Inc.	26,163	1,107

		6,398

Leisure Products - 0.3%
Arctic Cat, Inc.	8,236	140
Callaway Golf Co.	54,907	561
Drew Industries, Inc.	13,685	1,161
Escalade, Inc.	5,463	56
Fox Factory Holding Corp.*	12,978	225
JAKKS Pacific, Inc.*	7,841	62
Johnson Outdoors, Inc., Class A	2,748	71
Malibu Boats, Inc., Class A*	10,757	130
Marine Products Corp.	5,784	49
MCBC Holdings, Inc.	3,819	42
Nautilus, Inc.*	18,111	323
Performance Sports Group Ltd.*	19,316	58
Winnebago Industries, Inc.	16,036	367

		3,245

Machinery - 2.1%
Actuant Corp., Class A	33,879	766
Alamo Group, Inc.	5,468	361
Altra Industrial Motion Corp.	14,649	395
Astec Industries, Inc.	11,264	632
Briggs & Stratton Corp.	24,660	522
CIRCOR International, Inc.	9,596	547
Columbus McKinnon Corp.	11,860	168
Curtiss-Wright Corp.	25,754	2,170
Douglas Dynamics, Inc.	12,936	333
Federal Signal Corp.	34,221	441
Franklin Electric Co., Inc.	26,575	878
Gencor Industries, Inc.*	3,004	47
Gorman-Rupp (The) Co.	10,301	282
Graham Corp.	5,545	102
Hardinge, Inc.	6,817	69
Hillenbrand, Inc.	34,378	1,033
Hurco Cos., Inc.	3,994	111
Hyster-Yale Materials Handling, Inc.	5,638	335
John Bean Technologies Corp.	16,946	1,037
Joy Global, Inc.	57,354	1,212
Kadant, Inc.	6,419	331
Kennametal, Inc.	45,983	1,017
Lindsay Corp.	6,064	411
Manitowoc (The) Co., Inc.	73,964	403
Milacron Holdings Corp.*	8,042	117
MSA Safety, Inc.	18,064	949
MTS Systems Corp.	8,529	374
Mueller Water Products, Inc., Class A	91,284	1,042
NN, Inc.	15,212	213
Power Solutions International, Inc.*	2,614	47
Raven Industries, Inc.	20,903	396
Rexnord Corp.*	48,308	948
Rofin-Sinar Technologies, Inc.*	15,656	500
SPX FLOW, Inc.*	20,542	535
Standex International Corp.	7,277	601
Sun Hydraulics Corp.	13,562	403
Tennant Co.	10,132	546
Titan International, Inc.	24,454	152

		20,426

Manufactured Goods - 1.0%
Aegion Corp.*	20,259	395
Ampco-Pittsburgh Corp.	4,971	56
AZZ, Inc.	15,101	906
Barnes Group, Inc.	29,251	969
Chart Industries, Inc.*	17,869	431
Dynamic Materials Corp.	8,193	88
EnPro Industries, Inc.	12,563	558
Gibraltar Industries, Inc.*	18,413	581
Global Brass & Copper Holdings, Inc.	12,437	339
Handy & Harman Ltd.*	1,427	37
Insteel Industries, Inc.	10,422	298
Lawson Products, Inc.*	4,016	80
Mueller Industries, Inc.	33,032	1,053
NCI Building Systems, Inc.*	15,429	247
Omega Flex, Inc.	1,590	61
Park-Ohio Holdings Corp.	4,874	138
Proto Labs, Inc.*	14,348	826
RBC Bearings, Inc.*	13,299	964

EQUITY INDEX FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Manufactured Goods - 1.0% continued
Rogers Corp.*	10,344	$632
Simpson Manufacturing Co., Inc.	24,223	968
TriMas Corp.*	25,878	466

		10,093

Media - 2.7%
Angie’s List, Inc.*	22,337	145
Autobytel, Inc.*	5,049	70
Bankrate, Inc.*	27,425	205
Blucora, Inc.*	23,204	240
Boingo Wireless, Inc.*	20,072	179
Central European Media Enterprises Ltd., Class A*	43,161	91
Daily Journal Corp.*	685	162
DHI Group, Inc.*	29,101	181
DreamWorks Animation SKG, Inc., Class A*	45,060	1,842
Entercom Communications Corp., Class A	14,394	195
Entravision Communications Corp., Class A	38,819	261
Eros International PLC*	17,193	280
Everyday Health, Inc.*	16,448	130
EW Scripps (The) Co., Class A*	34,837	552
Gannett Co., Inc.	68,268	943
Global Sources Ltd.*	4,705	43
Gray Television, Inc.*	37,750	410
GrubHub, Inc.*	46,951	1,459
HealthStream, Inc.*	14,963	397
Hemisphere Media Group, Inc.*	3,604	43
Houghton Mifflin Harcourt Co.*	72,108	1,127
Liberty Braves Group, Class A*	5,307	80
Liberty Braves Group, Class C*	18,281	268
Liberty Media Group, Class A*	13,249	254
Liberty Media Group, Class C*	26,789	508
Liberty TripAdvisor Holdings, Inc., Class A*	42,587	932
Marchex, Inc., Class B*	18,102	58
MDC Partners, Inc., Class A	29,800	545
Media General, Inc.*	63,141	1,085
MeetMe, Inc.*	23,923	128
Meredith Corp.	21,785	1,131
Monster Worldwide, Inc.*	50,859	122
MSG Networks, Inc., Class A*	34,629	531
National CineMedia, Inc.	36,315	562
New Media Investment Group, Inc.	22,504	407
New York Times (The) Co., Class A	71,931	870
Nexstar Broadcasting Group, Inc., Class A	17,349	825
QuinStreet, Inc.*	19,172	68
Quotient Technology, Inc.*	37,264	500
Radio One, Inc., Class D*	14,424	46
Reis, Inc.	4,838	120
RetailMeNot, Inc.*	22,533	174
Rubicon Project (The), Inc.*	21,636	295
Saga Communications, Inc., Class A	1,997	79
Salem Media Group, Inc., Class A	6,411	46
Scholastic Corp.	15,683	621
Shutterfly, Inc.*	20,043	934
Shutterstock, Inc.*	11,009	504
Sinclair Broadcast Group, Inc., Class A	38,410	1,147
Stamps.com, Inc.*	9,405	822
TechTarget, Inc.*	10,740	87
Time, Inc.	59,696	983
Townsquare Media, Inc., Class A*	5,979	47
tronc, Inc.	15,791	218
TrueCar, Inc.*	31,608	248
WebMD Health Corp.*	21,784	1,266
World Wrestling Entertainment, Inc., Class A	20,986	386
XO Group, Inc.*	14,458	252

		26,104

Medical Equipment & Devices - 3.8%
Abaxis, Inc.	12,839	606
Accelerate Diagnostics, Inc.*	13,829	199
Accuray, Inc.*	45,811	238
Analogic Corp.	7,310	581
AngioDynamics, Inc.*	15,702	226
AtriCure, Inc.*	18,305	259
Atrion Corp.	800	342
Avinger, Inc.*	6,370	76
AxoGen, Inc.*	14,010	96
BioTelemetry, Inc.*	15,214	248
Cardiovascular Systems, Inc.*	18,945	348
Catalent, Inc.*	57,915	1,331
Cepheid, Inc.*	42,279	1,300
Cerus Corp.*	58,910	368
ConforMIS, Inc.*	20,822	146
CONMED Corp.	16,135	770
Corindus Vascular Robotics, Inc.*	32,143	46
CryoLife, Inc.	18,318	216
Cutera, Inc.*	6,084	68
Cynosure, Inc., Class A*	13,784	670

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Medical Equipment & Devices - 3.8% continued
Endologix, Inc.*	47,118	$587
Entellus Medical, Inc.*	4,381	80
Exact Sciences Corp.*	57,203	701
Exactech, Inc.*	6,429	172
Fluidigm Corp.*	15,971	144
Foundation Medicine, Inc.*	7,843	146
GenMark Diagnostics, Inc.*	23,953	208
Genomic Health, Inc.*	11,057	286
Glaukos Corp.*	9,724	284
Globus Medical, Inc., Class A*	40,723	970
Greatbatch, Inc.*	17,786	550
Haemonetics Corp.*	30,041	871
Halyard Health, Inc.*	27,226	885
HeartWare International, Inc.*	9,992	577
ICU Medical, Inc.*	8,547	964
Inogen, Inc.*	9,487	475
Insulet Corp.*	33,556	1,015
Integra LifeSciences Holdings Corp.*	17,549	1,400
Invacare Corp.	18,855	229
InVivo Therapeutics Holdings Corp.*	18,757	108
iRadimed Corp.*	2,392	52
IRIDEX Corp.*	4,369	65
K2M Group Holdings, Inc.*	14,972	232
LDR Holding Corp.*	15,977	590
LeMaitre Vascular, Inc.	7,219	103
Luminex Corp.*	23,024	466
Masimo Corp.*	23,744	1,247
Medgenics, Inc.*	12,428	69
Meridian Bioscience, Inc.	23,995	468
Merit Medical Systems, Inc.*	25,321	502
MiMedx Group, Inc.*	59,487	475
Myriad Genetics, Inc.*	39,474	1,208
NanoString Technologies, Inc.*	9,036	114
Natus Medical, Inc.*	18,748	709
Neogen Corp.*	21,095	1,187
Nevro Corp.*	13,968	1,030
Novocure Ltd.*	29,460	344
NuVasive, Inc.*	28,794	1,720
NxStage Medical, Inc.*	37,018	803
OraSure Technologies, Inc.*	31,839	188
Orthofix International N.V.*	10,149	430
Oxford Immunotec Global PLC*	12,077	109
Pacific Biosciences of California, Inc.*	44,310	312
Penumbra, Inc.*	14,802	881
Quidel Corp.*	15,646	279
Repligen Corp.*	19,656	538
Rockwell Medical, Inc.*	28,060	212
RTI Surgical, Inc.*	31,410	113
Second Sight Medical Products, Inc.*	7,538	27
Sparton Corp.*	5,498	120
Spectranetics (The) Corp.*	24,863	465
STAAR Surgical Co.*	22,086	122
SurModics, Inc.*	7,366	173
Symmetry Surgical, Inc.*	5,678	75
T2 Biosystems, Inc.*	8,603	68
Tandem Diabetes Care, Inc.*	12,098	91
TransEnterix, Inc.*	40,490	49
Trovagene, Inc.*	16,478	75
Utah Medical Products, Inc.	2,071	130
Vascular Solutions, Inc.*	9,719	405
Veracyte, Inc.*	7,339	37
ViewRay, Inc.*	4,057	17
Wright Medical Group N.V.*	59,996	1,042
Zeltiq Aesthetics, Inc.*	20,622	564

		36,692

Metals & Mining - 0.7%
Century Aluminum Co.*	29,997	190
Coeur Mining, Inc.*	88,851	947
Encore Wire Corp.	11,874	443
Fairmount Santrol Holdings, Inc.*	38,323	296
Ferroglobe PLC	38,340	330
Gold Resource Corp.	29,096	104
Harsco Corp.	46,647	310
Hecla Mining Co.	221,910	1,132
Kaiser Aluminum Corp.	10,266	928
Stillwater Mining Co.*	71,113	843
US Silica Holdings, Inc.	37,249	1,284

		6,807

Oil, Gas & Coal - 2.5%
Abraxas Petroleum Corp.*	72,130	82
Adams Resources & Energy, Inc.	1,163	45
Alon USA Energy, Inc.	17,578	114
Archrock, Inc.	40,863	385
Atwood Oceanics, Inc.	35,853	449
Bill Barrett Corp.*	28,177	180
Bristow Group, Inc.	19,995	228
California Resources Corp.	18,444	225

EQUITY INDEX FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Oil, Gas & Coal - 2.5% continued
Callon Petroleum Co.*	70,543	$792
CARBO Ceramics, Inc.	11,094	145
Carrizo Oil & Gas, Inc.*	32,472	1,164
Clayton Williams Energy, Inc.*	3,288	90
Clean Energy Fuels Corp.*	51,071	177
Cobalt International Energy, Inc.*	237,484	318
Contango Oil & Gas Co.*	9,886	121
CVR Energy, Inc.	9,238	143
Dawson Geophysical Co.*	11,752	96
Delek US Holdings, Inc.	35,885	474
Denbury Resources, Inc.	204,557	734
Earthstone Energy, Inc.*	603	6
Eclipse Resources Corp.*	26,180	87
EP Energy Corp., Class A*	22,531	117
Era Group, Inc.*	11,155	105
Erin Energy Corp.*	7,533	18
Evolution Petroleum Corp.	13,779	75
EXCO Resources, Inc.*	88,299	115
Exterran Corp.*	18,273	235
Flotek Industries, Inc.*	29,740	393
Forum Energy Technologies, Inc.*	35,557	615
Geospace Technologies Corp.*	7,154	117
Helix Energy Solutions Group, Inc.*	59,380	401
Independence Contract Drilling, Inc.*	17,505	95
Isramco, Inc.*	493	41
Jones Energy, Inc., Class A*	20,073	83
Matador Resources Co.*	48,325	957
Matrix Service Co.*	15,001	247
McDermott International, Inc.*	141,096	697
MRC Global, Inc.*	54,552	775
Natural Gas Services Group, Inc.*	7,206	165
Newpark Resources, Inc.*	49,859	289
Northern Oil and Gas, Inc.*	27,323	126
NOW, Inc.*	62,274	1,130
Oasis Petroleum, Inc.*	102,711	959
Oil States International, Inc.*	29,613	974
Panhandle Oil and Gas, Inc., Class A	9,230	154
Par Pacific Holdings, Inc.*	16,282	250
Parker Drilling Co.*	69,155	158
PDC Energy, Inc.*	26,816	1,545
PHI, Inc. (Non Voting)*	6,947	124
Pioneer Energy Services Corp.*	35,652	164
Ring Energy, Inc.*	21,097	186
RSP Permian, Inc.*	45,762	1,597
Sanchez Energy Corp.*	32,561	230
SEACOR Holdings, Inc.*	9,293	539
Seadrill Ltd.*	219,938	713
SemGroup Corp., Class A	25,775	839
Synergy Resources Corp.*	108,145	720
Tesco Corp.	21,899	147
TETRA Technologies, Inc.*	44,823	286
Thermon Group Holdings, Inc.*	18,965	364
Tidewater, Inc.	26,503	117
Unit Corp.*	29,438	458
W&T Offshore, Inc.*	19,248	45
Western Refining, Inc.	39,465	814
Westmoreland Coal Co.*	9,762	93

		24,327

Passenger Transportation - 0.4%
Allegiant Travel Co.	7,623	1,155
Hawaiian Holdings, Inc.*	30,735	1,167
SkyWest, Inc.	28,853	763
Virgin America, Inc.*	11,268	633

		3,718

Real Estate - 0.3%
Alexander & Baldwin, Inc.	27,102	979
BBX Capital Corp., Class A*	1,417	22
Consolidated-Tomoka Land Co.	2,359	112
Forestar Group, Inc.*	20,327	242
FRP Holdings, Inc.*	3,890	134
Griffin Industrial Realty, Inc.	648	20
Kennedy-Wilson Holdings, Inc.	47,989	910
Marcus & Millichap, Inc.*	8,471	215
RE/MAX Holdings, Inc., Class A	10,294	414
Resource America, Inc., Class A	6,666	65
RMR Group (The), Inc., Class A	3,868	120
Stratus Properties, Inc.*	3,618	68
Trinity Place Holdings, Inc.*	11,315	87

		3,388

Real Estate Investment Trusts - 9.1%
Acadia Realty Trust	41,145	1,461
AG Mortgage Investment Trust, Inc.	15,609	225
Agree Realty Corp.	13,441	648
Alexander’s, Inc.	1,256	514
Altisource Residential Corp.	30,453	280
American Assets Trust, Inc.	22,764	966

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts - 9.1% continued
American Capital Mortgage Investment Corp.	27,082	$428
Anworth Mortgage Asset Corp.	54,905	258
Apollo Commercial Real Estate Finance, Inc.	34,481	554
Apollo Residential Mortgage, Inc.	19,031	255
Ares Commercial Real Estate Corp.	14,963	184
Armada Hoffler Properties, Inc.	18,560	255
ARMOUR Residential REIT, Inc.	20,860	417
Ashford Hospitality Prime, Inc.	15,325	217
Ashford Hospitality Trust, Inc.	46,640	250
Bluerock Residential Growth REIT, Inc.	10,169	132
Capstead Mortgage Corp.	54,944	533
CareTrust REIT, Inc.	33,173	457
CatchMark Timber Trust, Inc., Class A	22,258	272
CBL & Associates Properties, Inc.	98,212	914
Cedar Realty Trust, Inc.	48,940	364
Chatham Lodging Trust	22,030	484
Chesapeake Lodging Trust	34,869	811
City Office REIT, Inc.	10,977	142
Colony Capital, Inc., Class A	65,414	1,004
Colony Starwood Homes	37,778	1,149
Community Healthcare Trust, Inc.	7,345	155
CorEnergy Infrastructure Trust, Inc.	6,623	191
CoreSite Realty Corp.	19,483	1,728
Cousins Properties, Inc.	120,776	1,256
CYS Investments, Inc.	87,562	733
DiamondRock Hospitality Co.	116,832	1,055
DuPont Fabros Technology, Inc.	43,373	2,062
Dynex Capital, Inc.	26,033	181
Easterly Government Properties, Inc.	13,816	273
EastGroup Properties, Inc.	18,431	1,270
Education Realty Trust, Inc.	38,609	1,781
Farmland Partners, Inc.	6,730	76
FelCor Lodging Trust, Inc.	78,944	492
First Industrial Realty Trust, Inc.	67,450	1,876
First Potomac Realty Trust	32,916	303
Four Corners Property Trust, Inc.	35,098	723
Franklin Street Properties Corp.	56,820	697
GEO Group (The), Inc.	43,194	1,476
Getty Realty Corp.	14,821	318
Gladstone Commercial Corp.	12,895	218
Global Net Lease, Inc.	99,217	789
Government Properties Income Trust	40,620	937
Gramercy Property Trust	245,596	2,264
Great Ajax Corp.	7,535	105
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,249	459
Hatteras Financial Corp.	55,106	904
Healthcare Realty Trust, Inc.	60,605	2,121
Hersha Hospitality Trust	24,096	413
Hudson Pacific Properties, Inc.	45,609	1,331
Independence Realty Trust, Inc.	23,485	192
InfraREIT, Inc.	23,168	406
Invesco Mortgage Capital, Inc.	65,818	901
Investors Real Estate Trust	70,322	455
iStar, Inc.*	43,265	415
Kite Realty Group Trust	48,065	1,347
Ladder Capital Corp.	22,305	272
LaSalle Hotel Properties	62,082	1,464
Lexington Realty Trust	133,731	1,352
LTC Properties, Inc.	21,889	1,132
Mack-Cali Realty Corp.	51,896	1,401
Medical Properties Trust, Inc.	137,897	2,097
Monmouth Real Estate Investment Corp.	36,457	483
Monogram Residential Trust, Inc.	97,946	1,000
National Health Investors, Inc.	21,664	1,627
National Storage Affiliates Trust	13,202	275
New Residential Investment Corp.	129,666	1,795
New Senior Investment Group, Inc.	44,454	475
New York Mortgage Trust, Inc.	63,251	386
New York REIT, Inc.	96,115	889
NexPoint Residential Trust, Inc.	10,297	187
NorthStar Realty Europe Corp.	34,694	321
One Liberty Properties, Inc.	7,718	184
Orchid Island Capital, Inc.	12,751	131
Owens Realty Mortgage, Inc.	5,816	97
Parkway Properties, Inc.	46,639	780
Pebblebrook Hotel Trust	41,694	1,094
Pennsylvania Real Estate Investment Trust	39,389	845
PennyMac Mortgage Investment Trust	39,393	639
Physicians Realty Trust	78,466	1,649
Potlatch Corp.	23,909	815
Preferred Apartment Communities, Inc., Class A	12,561	185
PS Business Parks, Inc.	11,445	1,214
QTS Realty Trust, Inc., Class A	27,219	1,524
RAIT Financial Trust	55,804	175
Ramco-Gershenson Properties Trust	46,030	903
Redwood Trust, Inc.	43,938	607

EQUITY INDEX FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts - 9.1% continued
Resource Capital Corp.	17,522	$225
Retail Opportunity Investments Corp.	57,630	1,249
Rexford Industrial Realty, Inc.	38,218	806
RLJ Lodging Trust	71,217	1,528
Rouse Properties, Inc.	22,211	405
Ryman Hospitality Properties, Inc.	25,290	1,281
Sabra Health Care REIT, Inc.	37,174	767
Saul Centers, Inc.	5,699	352
Select Income REIT	36,750	955
Seritage Growth Properties, Class A	14,515	723
Silver Bay Realty Trust Corp.	19,216	327
STAG Industrial, Inc.	39,988	952
Summit Hotel Properties, Inc.	49,908	661
Sunstone Hotel Investors, Inc.	126,441	1,526
Terreno Realty Corp.	24,505	634
Tier REIT, Inc.	27,782	426
UMH Properties, Inc.	14,006	158
United Development Funding IV	17,286	55
Universal Health Realty Income Trust	7,058	404
Urban Edge Properties	52,196	1,559
Urstadt Biddle Properties, Inc., Class A	15,204	377
Washington Real Estate Investment Trust	42,676	1,343
Western Asset Mortgage Capital Corp.	24,341	229
Whitestone REIT	14,789	223
WP Glimcher, Inc.	108,101	1,210
Xenia Hotels & Resorts, Inc.	60,187	1,010

		88,460

Recreational Facilities & Services - 0.3%
AMC Entertainment Holdings, Inc., Class A	12,925	357
Carmike Cinemas, Inc.*	14,191	427
ClubCorp Holdings, Inc.	37,456	487
International Speedway Corp., Class A	15,216	509
Intrawest Resorts Holdings, Inc.*	8,600	112
Marcus (The) Corp.	11,265	238
Planet Fitness, Inc., Class A*	9,537	180
Reading International, Inc., Class A*	9,163	114
SeaWorld Entertainment, Inc.	38,819	556
Speedway Motorsports, Inc.	6,360	113

		3,093

Renewable Energy - 0.4%
Advanced Energy Industries, Inc.*	22,798	865
Ameresco, Inc., Class A*	10,744	47
American Superconductor Corp.*	6,854	58
EnerSys	25,274	1,503
FuelCell Energy, Inc.*	13,119	82
Green Plains, Inc.	20,751	409
Pacific Ethanol, Inc.*	17,594	96
Plug Power, Inc.*	102,054	190
Renewable Energy Group, Inc.*	26,033	230
REX American Resources Corp.*	3,277	196
Silver Spring Networks, Inc.*	22,047	268
Sunrun, Inc.*	36,807	218
TerraForm Global, Inc., Class A*	53,222	173
Vivint Solar, Inc.*	11,637	36

		4,371

Retail - Consumer Staples - 0.7%
Big Lots, Inc.	29,007	1,454
Five Below, Inc.*	31,378	1,456
Fred’s, Inc., Class A	20,386	328
Ingles Markets, Inc., Class A	8,121	303
Natural Grocers by Vitamin Cottage, Inc.*	5,446	71
Ollie’s Bargain Outlet Holdings, Inc.*	11,755	293
PriceSmart, Inc.	11,629	1,088
Smart & Final Stores, Inc.*	12,853	191
SpartanNash Co.	21,645	662
SUPERVALU, Inc.*	154,720	730
Village Super Market, Inc., Class A	4,581	132
Weis Markets, Inc.	5,531	280

		6,988

Retail - Discretionary - 3.3%
1-800-Flowers.com, Inc., Class A*	16,039	145
Abercrombie & Fitch Co., Class A	39,580	705
American Eagle Outfitters, Inc.	96,911	1,544
America’s Car-Mart, Inc.*	4,726	133
Asbury Automotive Group, Inc.*	11,635	614
Ascena Retail Group, Inc.*	100,670	704
Barnes & Noble Education, Inc.*	23,301	236
Barnes & Noble, Inc.	36,759	417
Beacon Roofing Supply, Inc.*	34,777	1,581
Big 5 Sporting Goods Corp.	10,163	94
Blue Nile, Inc.	6,232	171
BMC Stock Holdings, Inc.*	32,074	572
Boot Barn Holdings, Inc.*	8,888	77
Buckle (The), Inc.	16,989	442
Build-A-Bear Workshop, Inc.*	7,781	104
Builders FirstSource, Inc.*	48,853	550

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Retail - Discretionary - 3.3% continued
Caleres, Inc.	25,022	$606
Cato (The) Corp., Class A	15,023	567
Chegg, Inc.*	48,154	241
Chico’s FAS, Inc.	76,040	814
Children’s Place (The), Inc.	10,842	869
Citi Trends, Inc.	8,644	134
Conn’s, Inc.*	11,202	84
Container Store Group (The), Inc.*	8,503	45
Destination XL Group, Inc.*	19,310	88
DSW, Inc., Class A	39,143	829
Duluth Holdings, Inc., Class B*	5,554	136
Ethan Allen Interiors, Inc.	14,138	467
Etsy, Inc.*	60,953	584
Express, Inc.*	43,262	628
EZCORP, Inc., Class A*	29,018	219
Finish Line (The), Inc., Class A	24,011	485
First Cash Financial Services, Inc.	16,047	824
Flex Pharma, Inc.*	6,203	63
Francesca’s Holdings Corp.*	24,191	267
Freshpet, Inc.*	13,395	125
Gaiam, Inc., Class A*	7,683	59
Genesco, Inc.*	11,890	765
GMS, Inc.*	4,161	93
GNC Holdings, Inc., Class A	39,921	970
Group 1 Automotive, Inc.	12,096	597
Guess?, Inc.	35,326	532
Haverty Furniture Cos., Inc.	11,478	207
Hibbett Sports, Inc.*	13,067	455
HSN, Inc.	18,101	886
Kirkland’s, Inc.*	8,219	121
Lands’ End, Inc.*	9,227	151
Liquidity Services, Inc.*	13,366	105
Lithia Motors, Inc., Class A	13,821	982
Lumber Liquidators Holdings, Inc.*	15,085	233
MarineMax, Inc.*	14,794	251
Mattress Firm Holding Corp.*	9,803	329
Monro Muffler Brake, Inc.	18,382	1,168
Office Depot, Inc.*	321,850	1,065
Outerwall, Inc.	9,799	412
Overstock.com, Inc.*	7,914	127
Party City Holdco, Inc.*	15,185	211
PetMed Express, Inc.	11,812	222
Pier 1 Imports, Inc.	47,006	242
Restoration Hardware Holdings, Inc.*	22,516	646
Rush Enterprises, Inc., Class A*	17,165	370
Rush Enterprises, Inc., Class B*	3,864	80
Sears Holdings Corp.*	6,606	90
Sears Hometown and Outlet Stores, Inc.*	6,577	44
Select Comfort Corp.*	26,548	568
Shoe Carnival, Inc.	8,332	209
Sonic Automotive, Inc., Class A	15,839	271
Sportsman’s Warehouse Holdings, Inc.*	15,074	121
Stage Stores, Inc.	14,467	71
Stein Mart, Inc.	18,626	144
Tailored Brands, Inc.	27,833	352
Tile Shop Holdings, Inc.*	18,966	377
Tilly’s, Inc., Class A*	5,751	33
Tuesday Morning Corp.*	27,273	191
United Online, Inc.*	8,027	88
Vera Bradley, Inc.*	11,799	167
Vitamin Shoppe, Inc.*	14,038	429
Wayfair, Inc., Class A*	18,324	715
West Marine, Inc.*	10,326	87
Winmark Corp.	1,219	121
Zumiez, Inc.*	10,507	150

		31,671

Semiconductors - 3.6%
Advanced Micro Devices, Inc.*	381,295	1,960
Alpha & Omega Semiconductor Ltd.*	10,688	149
Ambarella, Inc.*	18,621	946
Amkor Technology, Inc.*	58,786	338
Applied Micro Circuits Corp.*	45,464	292
Applied Optoelectronics, Inc.*	9,290	104
Axcelis Technologies, Inc.*	66,782	180
Brooks Automation, Inc.	38,900	436
Cabot Microelectronics Corp.	13,667	579
Cavium, Inc.*	32,730	1,263
CEVA, Inc.*	11,454	311
Cirrus Logic, Inc.*	36,565	1,418
Coherent, Inc.*	14,072	1,292
Cohu, Inc.	16,062	174
Diodes, Inc.*	22,466	422
DSP Group, Inc.*	12,245	130
Electro Scientific Industries, Inc.*	15,971	93
Entegris, Inc.*	82,214	1,190
Exar Corp.*	23,592	190
Fairchild Semiconductor International, Inc.*	66,132	1,313

EQUITY INDEX FUNDS     20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Semiconductors - 3.6% continued
FormFactor, Inc.*	39,712	$357
GigPeak, Inc.*	27,010	53
II-VI, Inc.*	34,603	649
Inphi Corp.*	23,567	755
Integrated Device Technology, Inc.*	78,379	1,578
Intersil Corp., Class A	78,054	1,057
InvenSense, Inc.*	47,669	292
IXYS Corp.	14,053	144
Lattice Semiconductor Corp.*	69,793	373
MACOM Technology Solutions Holdings, Inc.*	13,436	443
MaxLinear, Inc., Class A*	32,476	584
Maxwell Technologies, Inc.*	18,353	97
Microsemi Corp.*	66,214	2,164
MKS Instruments, Inc.	30,915	1,331
Monolithic Power Systems, Inc.	22,691	1,550
Nanometrics, Inc.*	14,062	292
NeoPhotonics Corp.*	17,942	171
NVE Corp.	2,658	156
Oclaro, Inc.*	58,899	287
Park Electrochemical Corp.	11,293	164
Photronics, Inc.*	37,977	338
Power Integrations, Inc.	15,945	798
Rambus, Inc.*	63,215	764
Rudolph Technologies, Inc.*	17,940	279
Semtech Corp.*	37,829	903
Sigma Designs, Inc.*	22,369	144
Silicon Laboratories, Inc.*	23,917	1,166
Synaptics, Inc.*	21,588	1,160
Tessera Technologies, Inc.	28,641	878
Ultra Clean Holdings, Inc.*	17,581	100
Ultratech, Inc.*	12,555	288
Universal Display Corp.*	24,122	1,635
Veeco Instruments, Inc.*	23,252	385
Vishay Intertechnology, Inc.	79,217	982
Xcerra Corp.*	30,297	174

		35,271

Software - 5.1%
2U, Inc.*	21,308	627
ACI Worldwide, Inc.*	67,330	1,314
Actua Corp.*	20,888	189
Acxiom Corp.*	45,355	997
Agilysys, Inc.*	8,650	91
Amber Road, Inc.*	9,610	74
American Software, Inc., Class A	14,330	150
Apigee Corp.*	8,946	109
Appfolio, Inc., Class A*	4,388	63
Aspen Technology, Inc.*	48,036	1,933
AVG Technologies N.V.*	24,452	464
Avid Technology, Inc.*	17,772	103
Barracuda Networks, Inc.*	12,795	194
Bazaarvoice, Inc.*	47,586	191
Benefitfocus, Inc.*	7,483	285
Blackbaud, Inc.	27,427	1,862
Box, Inc., Class A*	28,332	293
Brightcove, Inc.*	17,692	156
BroadSoft, Inc.*	17,095	701
Calix, Inc.*	25,129	174
Callidus Software, Inc.*	32,501	649
Carbonite, Inc.*	9,766	95
Castlight Health, Inc., Class B*	23,486	93
ChannelAdvisor Corp.*	13,772	200
CommVault Systems, Inc.*	22,500	972
Computer Programs & Systems, Inc.	6,568	262
Cornerstone OnDemand, Inc.*	29,245	1,113
Cvent, Inc.*	17,495	625
Demandware, Inc.*	21,922	1,642
Digi International, Inc.*	15,727	169
Ebix, Inc.	14,765	707
Envestnet, Inc.*	24,070	802
Epiq Systems, Inc.	13,584	198
Evolent Health, Inc., Class A*	8,856	170
Exa Corp.*	8,054	116
Five9, Inc.*	19,182	228
Fleetmatics Group PLC*	22,795	988
Glu Mobile, Inc.*	59,829	132
Guidance Software, Inc.*	13,941	86
Hortonworks, Inc.*	23,448	251
HubSpot, Inc.*	16,783	729
Imperva, Inc.*	16,672	717
inContact, Inc.*	34,109	472
InnerWorkings, Inc.*	22,923	190
Instructure, Inc.*	6,104	116
Interactive Intelligence Group, Inc.*	10,448	428
Intralinks Holdings, Inc.*	23,722	154
j2 Global, Inc.	27,362	1,728
Jive Software, Inc.*	33,628	126
KEYW Holding (The) Corp.*	20,889	208

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Software - 5.1% continued
Limelight Networks, Inc.*	45,840	$68
Lionbridge Technologies, Inc.*	31,167	123
LivePerson, Inc.*	31,930	202
LogMeIn, Inc.*	14,630	928
Majesco*	2,000	11
Marketo, Inc.*	24,149	841
Mentor Graphics Corp.	62,157	1,321
MicroStrategy, Inc., Class A*	5,520	966
MINDBODY, Inc., Class A*	8,349	135
Mitek Systems, Inc.*	17,088	121
MobileIron, Inc.*	27,326	83
Model N, Inc.*	13,009	174
Monotype Imaging Holdings, Inc.	23,611	582
NeuStar, Inc., Class A*	31,523	741
New Relic, Inc.*	12,754	375
Omnicell, Inc.*	20,699	709
Park City Group, Inc.*	8,029	72
Paycom Software, Inc.*	25,589	1,106
Paylocity Holding Corp.*	12,531	541
PDF Solutions, Inc.*	16,079	225
pdvWireless, Inc.*	5,680	121
Pegasystems, Inc.	21,063	568
Press Ganey Holdings, Inc.*	12,855	506
Progress Software Corp.*	28,754	790
Proofpoint, Inc.*	23,595	1,489
PROS Holdings, Inc.*	14,660	256
Q2 Holdings, Inc.*	14,851	416
QAD, Inc., Class A	5,603	108
Qlik Technologies, Inc.*	54,585	1,615
Quality Systems, Inc.	30,216	360
Qualys, Inc.*	15,809	471
Rapid7, Inc.*	11,587	146
RealNetworks, Inc.*	12,780	55
RealPage, Inc.*	31,395	701
Rosetta Stone, Inc.*	11,230	87
Sapiens International Corp. N.V.	13,548	159
SciQuest, Inc.*	16,113	285
SecureWorks Corp., Class A*	3,492	49
SPS Commerce, Inc.*	9,771	592
Synchronoss Technologies, Inc.*	24,009	765
Take-Two Interactive Software, Inc.*	48,581	1,842
Tangoe, Inc.*	16,077	124
TubeMogul, Inc.*	12,813	152
Twilio, Inc., Class A*	69	3
USA Technologies, Inc.*	20,993	90
Varonis Systems, Inc.*	6,223	149
VASCO Data Security International, Inc.*	17,533	287
Verint Systems, Inc.*	36,105	1,196
VirnetX Holding Corp.*	29,405	118
Web.com Group, Inc.*	25,051	455
Workiva, Inc.*	12,773	174
Xactly Corp.*	13,255	170
Xura, Inc.*	13,838	338
Zendesk, Inc.*	47,202	1,245

		49,542

Specialty Finance - 1.8%
Aircastle Ltd.	27,808	544
Altisource Portfolio Solutions S.A.*	6,717	187
Arlington Asset Investment Corp., Class A	12,650	165
Blackhawk Network Holdings, Inc.*	31,946	1,070
CAI International, Inc.*	9,399	70
Cardtronics, Inc.*	26,209	1,043
Cash America International, Inc.	14,119	602
Cass Information Systems, Inc.	6,291	325
Ellie Mae, Inc.*	17,130	1,570
Encore Capital Group, Inc.*	13,862	326
Enova International, Inc.*	14,575	107
Essent Group Ltd.*	43,504	949
Federal Agricultural Mortgage Corp., Class C	5,005	174
Flagstar Bancorp, Inc.*	12,374	302
FNFV Group*	38,172	438
GATX Corp.	23,809	1,047
Green Dot Corp., Class A*	25,094	577
HFF, Inc., Class A	20,907	604
Higher One Holdings, Inc.*	17,941	92
HomeStreet, Inc.*	13,799	275
Impac Mortgage Holdings, Inc.*	4,722	74
Investors Title Co.	838	80
LendingClub Corp.*	191,315	823
LendingTree, Inc.*	3,731	330
Liberty Tax, Inc.	3,221	43
Marlin Business Services Corp.	5,018	82
Meta Financial Group, Inc.	4,795	244
MGIC Investment Corp.*	198,608	1,182
MoneyGram International, Inc.*	16,077	110
Nationstar Mortgage Holdings, Inc.*	19,920	224
Nelnet, Inc., Class A	11,741	408

EQUITY INDEX FUNDS     22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Specialty Finance - 1.8% continued
NewStar Financial, Inc.*	15,180	$128
Ocwen Financial Corp.*	59,956	102
On Deck Capital, Inc.*	27,914	144
PennyMac Financial Services, Inc., Class A*	7,267	91
PHH Corp.*	30,819	410
Planet Payment, Inc.*	24,629	111
PRA Group, Inc.*	26,755	646
Regional Management Corp.*	5,874	86
Stewart Information Services Corp.	13,168	545
Textainer Group Holdings Ltd.	12,535	140
Walker & Dunlop, Inc.*	16,107	367
Walter Investment Management Corp.*	10,924	30
Willis Lease Finance Corp.*	2,486	55
World Acceptance Corp.*	3,516	160

		17,082

Technology Services - 2.5%
Black Box Corp.	8,552	112
Bottomline Technologies de, Inc.*	23,278	501
CACI International, Inc., Class A*	14,146	1,279
comScore, Inc.*	28,050	670
Convergys Corp.	51,684	1,292
Cotiviti Holdings, Inc.*	7,335	155
CPI Card Group, Inc.	13,527	68
CSG Systems International, Inc.	18,559	748
Cubic Corp.	14,659	589
Endurance International Group Holdings, Inc.*	34,968	314
Engility Holdings, Inc.*	10,763	227
EPAM Systems, Inc.*	28,041	1,803
EVERTEC, Inc.	36,416	566
ExlService Holdings, Inc.*	18,865	989
Fair Isaac Corp.	18,012	2,036
Forrester Research, Inc.	5,921	218
Globant S.A.*	14,943	588
ICF International, Inc.*	10,483	429
IDI, Inc.*	8,890	42
ManTech International Corp., Class A	14,422	545
MAXIMUS, Inc.	37,448	2,074
Medidata Solutions, Inc.*	31,974	1,499
NCI, Inc., Class A	3,514	49
NIC, Inc.	37,366	820
Perficient, Inc.*	20,800	422
PFSweb, Inc.*	8,577	81
Rightside Group Ltd.*	6,642	71
Science Applications International Corp.	24,598	1,435
ServiceSource International, Inc.*	35,493	143
Sykes Enterprises, Inc.*	22,743	659
Syntel, Inc.*	18,781	850
TeleTech Holdings, Inc.	9,216	250
Travelport Worldwide Ltd.	67,231	867
Unisys Corp.*	29,300	213
Value Line, Inc.	650	11
Virtusa Corp.*	16,091	465
WageWorks, Inc.*	21,221	1,269

		24,349

Telecom - 1.2%
8x8, Inc.*	51,480	752
ATN International, Inc.	6,159	479
Cincinnati Bell, Inc.*	120,894	553
Cogent Communications Holdings, Inc.	24,115	966
Consolidated Communications Holdings, Inc.	28,888	787
DigitalGlobe, Inc.*	36,602	783
EarthLink Holdings Corp.	62,467	400
FairPoint Communications, Inc.*	12,243	180
General Communication, Inc., Class A*	16,820	266
Global Eagle Entertainment, Inc.*	26,093	173
Globalstar, Inc.*	217,011	263
Gogo, Inc.*	32,241	271
GTT Communications, Inc.*	15,378	284
Hawaiian Telcom Holdco, Inc.*	3,488	74
HC2 Holdings, Inc.*	20,036	86
IDT Corp., Class B	10,712	152
Inteliquent, Inc.	19,234	383
Intelsat S.A.*	15,672	40
Iridium Communications, Inc.*	48,142	428
Lumos Networks Corp.*	10,958	133
NII Holdings, Inc.*	33,169	105
ORBCOMM, Inc.*	37,526	373
RigNet, Inc.*	6,826	91
RingCentral, Inc., Class A*	34,080	672
Shenandoah Telecommunications Co.	26,894	1,050
Spok Holdings, Inc.	11,620	223
Straight Path Communications, Inc., Class B*	5,760	159
Vonage Holdings Corp.*	111,074	678
West Corp.	25,158	495

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Telecom - 1.2% continued
Windstream Holdings, Inc.	55,810	$517
Zix Corp.*	32,387	121

		11,937

Transportation & Logistics - 1.6%
Air Transport Services Group, Inc.*	30,318	393
ArcBest Corp.	14,515	236
Ardmore Shipping Corp.	12,727	86
Atlas Air Worldwide Holdings, Inc.*	14,277	591
Celadon Group, Inc.	14,963	122
Costamare, Inc.	15,217	117
Covenant Transportation Group, Inc., Class A*	7,293	132
DHT Holdings, Inc.	53,736	270
Dorian LPG Ltd.*	14,880	105
Echo Global Logistics, Inc.*	16,302	366
Forward Air Corp.	17,197	766
Frontline Ltd.	37,840	298
GasLog Ltd.	23,460	305
Gener8 Maritime, Inc.*	22,864	146
Golar LNG Ltd.	51,741	802
Heartland Express, Inc.	27,150	472
Hornbeck Offshore Services, Inc.*	19,137	160
Hub Group, Inc., Class A*	19,478	747
Knight Transportation, Inc.	38,907	1,034
Marten Transport Ltd.	12,909	256
Matson, Inc.	25,285	816
Mobile Mini, Inc.	25,606	887
Navios Maritime Acquisition Corp.	44,628	70
Nordic American Tankers Ltd.	50,699	704
Overseas Shipholding Group, Inc., Class A	21,032	231
P.A.M. Transportation Services, Inc.*	1,586	25
Radiant Logistics, Inc.*	23,139	69
Roadrunner Transportation Systems, Inc.*	17,789	133
Saia, Inc.*	14,855	373
Scorpio Bulkers, Inc.*	25,414	71
Scorpio Tankers, Inc.	95,167	400
Ship Finance International Ltd.	35,128	518
Swift Transportation Co.*	43,448	670
Teekay Corp.	25,614	183
Teekay Tankers Ltd., Class A	67,819	202
Universal Logistics Holdings, Inc.	4,687	60
USA Truck, Inc.*	5,326	93
Werner Enterprises, Inc.	26,156	601
XPO Logistics, Inc.*	56,972	1,496
YRC Worldwide, Inc.*	18,275	161

		15,167

Transportation Equipment - 0.2%
American Railcar Industries, Inc.	4,537	179
Blue Bird Corp.*	2,712	32
FreightCar America, Inc.	6,969	98
Greenbrier (The) Cos., Inc.	15,861	462
Meritor, Inc.*	49,715	358
Navistar International Corp.*	28,603	334
Spartan Motors, Inc.	19,273	121
Supreme Industries, Inc., Class A	7,563	104
Wabash National Corp.*	37,566	477
Workhorse Group, Inc.*	6,665	46

		2,211

Utilities - 4.2%
ALLETE, Inc.	28,892	1,867
American States Water Co.	21,088	924
Artesian Resources Corp., Class A	4,277	145
Atlantic Power Corp.	69,711	173
Atlantica Yield PLC	34,294	637
Avista Corp.	36,779	1,648
Black Hills Corp.	30,024	1,893
California Water Service Group	27,920	975
Chesapeake Utilities Corp.	8,694	575
Connecticut Water Service, Inc.	6,329	356
Consolidated Water Co. Ltd.	7,949	104
Delta Natural Gas Co., Inc.	4,003	108
Dynegy, Inc.*	67,565	1,165
El Paso Electric Co.	23,524	1,112
Empire District Electric (The) Co.	25,654	872
Genie Energy Ltd., Class B*	6,829	46
Global Water Resources, Inc.	4,822	42
IDACORP, Inc.	29,376	2,390
MGE Energy, Inc.	20,381	1,152
Middlesex Water Co.	9,084	394
New Jersey Resources Corp.	49,901	1,924
Northwest Natural Gas Co.	15,922	1,032
NorthWestern Corp.	28,299	1,785
NRG Yield, Inc., Class A	20,692	315
NRG Yield, Inc., Class C	37,214	580
ONE Gas, Inc.	30,278	2,016
Ormat Technologies, Inc.	22,677	992
Otter Tail Corp.	22,145	742

EQUITY INDEX FUNDS     24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Utilities - 4.2% continued
Pattern Energy Group, Inc.	33,628	$772
PNM Resources, Inc.	46,521	1,649
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	52,071	2,297
SJW Corp.	9,504	374
South Jersey Industries, Inc.	46,448	1,469
Southwest Gas Corp.	27,522	2,166
Spark Energy, Inc., Class A	2,844	94
Spire, Inc.	25,947	1,838
Talen Energy Corp.*	48,457	657
TerraForm Power, Inc., Class A*	50,916	555
Unitil Corp.	8,224	351
WGL Holdings, Inc.	29,343	2,077
York Water (The) Co.	7,734	248

		40,511

Waste & Environment Services & Equipment - 0.6%
Aqua Metals, Inc.*	6,256	74
Cantel Medical Corp.	20,824	1,431
Casella Waste Systems, Inc., Class A*	23,618	185
CECO Environmental Corp.	17,573	154
CLARCOR, Inc.	27,709	1,686
Energy Recovery, Inc.*	20,059	178
Heritage-Crystal Clean, Inc.*	6,838	83
Tetra Tech, Inc.	33,554	1,032
US Ecology, Inc.	12,883	592

		5,415

Total Common Stocks (Cost $777,307)		949,870

OTHER - 0.0%
Escrow DLB Oil & Gas(1) *	1,200	—
Escrow Gerber Scientific, Inc.(1) *	9,016	—
Escrow Position PetroCorp(1) *	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)(1) *	80,916	—
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—

		—

Telecom - 0.0%
Leap Wireless International, Inc. (Contingent Value Rights)(1) *	30,708	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Asterias Biotherapeutics, Inc., Exp. 9/30/16, Strike $5.00(2) *	1,136	$—

Total Warrants (Cost $1)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(3) (4)	16,032,315	$16,032

Total Investment Companies (Cost $16,032)		16,032

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.30%, 9/15/16(5) (6)	$2,100	$2,099

Total Short-Term Investments (Cost $2,098)		2,099

Total Investments - 99.9% (Cost $795,438)		968,001

Other Assets less Liabilities - 0.1%		744

NET ASSETS - 100.0%		$968,745

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of June 30, 2016 is disclosed.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.
*	Non-Income Producing Security

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	JUNE 30, 2016 (UNAUDITED)

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	164	$18,817	Long	9/16	$8

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.6%
Consumer Staples	3.1
Energy	3.0
Financials	25.8
Health Care	13.6
Industrials	13.8
Information Technology	17.3
Materials	4.6
Telecommunication Services	0.9
Utilities	4.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Real Estate Investment Trusts	$88,405		$55	$—	$88,460
All Other Industries(1)	861,410		—	—	861,410

Total Common Stocks	949,815		55	—	949,870

Warrants	—	*	—	—	—	*
Investment Companies	16,032		—	—	16,032
Short-Term Investments	—		2,099	—	2,099

Total Investments	$965,847		$2,154	$—	$968,001

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8		$—	$—	$8

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$803,620

Gross tax appreciation of investments	$257,087
Gross tax depreciation of investments	(92,706)

Net tax appreciation of investments	$164,381

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$21,467	$23,267	$28,702	$9	$16,032

EQUITY INDEX FUNDS     26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.2%
Boeing (The) Co.	227,240	$29,512
General Dynamics Corp.	109,067	15,186
Harris Corp.	47,117	3,931
L-3 Communications Holdings, Inc.	29,411	4,314
Lockheed Martin Corp.	99,293	24,642
Northrop Grumman Corp.	68,389	15,202
Raytheon Co.	112,420	15,283
Rockwell Collins, Inc.	49,562	4,220
Textron, Inc.	102,496	3,747
TransDigm Group, Inc.*	20,018	5,279
United Technologies Corp.	295,316	30,285

		151,601

Apparel & Textile Products - 0.8%
Hanesbrands, Inc.	143,623	3,609
Michael Kors Holdings Ltd.*	66,217	3,276
NIKE, Inc., Class B	505,303	27,893
PVH Corp.	30,983	2,920
Ralph Lauren Corp.	21,860	1,959
Under Armour, Inc., Class A*	68,662	2,755
Under Armour, Inc., Class C*	69,147	2,517
VF Corp.	127,020	7,811

		52,740

Asset Management - 0.8%
Affiliated Managers Group, Inc.*	20,412	2,873
Ameriprise Financial, Inc.	63,059	5,666
BlackRock, Inc.	47,717	16,345
Charles Schwab (The) Corp.	457,018	11,567
E*TRADE Financial Corp.*	106,925	2,512
Franklin Resources, Inc.	138,738	4,630
Invesco Ltd.	157,439	4,021
Legg Mason, Inc.	40,730	1,201
Leucadia National Corp.	125,975	2,183
T. Rowe Price Group, Inc.	93,835	6,847

		57,845

Automotive - 0.9%
BorgWarner, Inc.	82,633	2,439
Delphi Automotive PLC	103,488	6,479
Ford Motor Co.	1,480,772	18,613
General Motors Co.	531,206	15,033
Goodyear Tire & Rubber (The) Co.	100,939	2,590
Harley-Davidson, Inc.	69,553	3,151
Harman International Industries, Inc.	26,677	1,916
Johnson Controls, Inc.	246,807	10,924

		61,145

Banking - 5.2%
Bank of America Corp.	3,896,618	51,708
BB&T Corp.	312,752	11,137
Citigroup, Inc.	1,114,261	47,233
Citizens Financial Group, Inc.	199,549	3,987
Comerica, Inc.	66,127	2,720
Fifth Third Bancorp	291,671	5,130
Huntington Bancshares, Inc.	300,553	2,687
JPMorgan Chase & Co.	1,387,174	86,199
KeyCorp	324,676	3,588
M&T Bank Corp.	60,152	7,112
People’s United Financial, Inc.	116,126	1,702
PNC Financial Services Group (The), Inc.	189,422	15,417
Regions Financial Corp.	478,268	4,070
SunTrust Banks, Inc.	190,946	7,844
US Bancorp	615,313	24,816
Wells Fargo & Co.	1,753,221	82,980
Zions Bancorporation	77,385	1,945

		360,275

Biotechnology & Pharmaceuticals - 8.7%
AbbVie, Inc.	613,651	37,991
Alexion Pharmaceuticals, Inc.*	85,150	9,942
Allergan PLC*	150,101	34,687
Amgen, Inc.	285,007	43,364
Biogen, Inc.*	83,130	20,103
Bristol-Myers Squibb Co.	633,328	46,581
Celgene Corp.*	293,925	28,990
Eli Lilly & Co.	368,969	29,056
Endo International PLC*	77,261	1,205
Gilead Sciences, Inc.	505,325	42,154
Johnson & Johnson	1,043,579	126,586
Mallinckrodt PLC*	40,968	2,490
Merck & Co., Inc.	1,050,321	60,509
Mylan N.V.*	162,186	7,013
Perrigo Co. PLC	54,397	4,932
Pfizer, Inc.	2,300,965	81,017
Regeneron Pharmaceuticals, Inc.*	29,510	10,306
Vertex Pharmaceuticals, Inc.*	94,001	8,086
Zoetis, Inc.	172,871	8,204

		603,216

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Chemicals - 1.9%
Air Products & Chemicals, Inc.	73,910	$10,498
Albemarle Corp.	42,614	3,380
Avery Dennison Corp.	33,774	2,525
CF Industries Holdings, Inc.	88,092	2,123
Dow Chemical (The) Co.	425,998	21,176
E.I. du Pont de Nemours & Co.	331,439	21,477
Eastman Chemical Co.	56,985	3,869
FMC Corp.	50,514	2,339
International Flavors & Fragrances, Inc.	30,188	3,806
LyondellBasell Industries N.V., Class A	129,618	9,646
Monsanto Co.	165,685	17,134
Mosaic (The) Co.	133,234	3,488
PPG Industries, Inc.	100,823	10,501
Praxair, Inc.	108,367	12,179
Sherwin-Williams (The) Co.	29,918	8,786

		132,927

Commercial Services - 0.3%
Cintas Corp.	33,122	3,250
Ecolab, Inc.	100,012	11,862
H&R Block, Inc.	85,272	1,961
Robert Half International, Inc.	49,560	1,891

		18,964

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	24,314	4,668
Vulcan Materials Co.	50,330	6,058

		10,726

Consumer Products - 8.2%
Altria Group, Inc.	741,692	51,147
Archer-Daniels-Midland Co.	223,111	9,569
Brown-Forman Corp., Class B	37,992	3,790
Campbell Soup Co.	67,972	4,522
Church & Dwight Co., Inc.	49,036	5,045
Clorox (The) Co.	48,930	6,771
Coca-Cola (The) Co.	1,477,045	66,954
Colgate-Palmolive Co.	338,907	24,808
ConAgra Foods, Inc.	166,114	7,942
Constellation Brands, Inc., Class A	66,992	11,081
Dr. Pepper Snapple Group, Inc.	70,816	6,843
Estee Lauder (The) Cos., Inc., Class A	84,768	7,716
General Mills, Inc.	225,887	16,110
Hershey (The) Co.	53,375	6,058
Hormel Foods Corp.	102,155	3,739
JM Smucker (The) Co.	45,236	6,894
Kellogg Co.	95,315	7,782
Kimberly-Clark Corp.	136,405	18,753
Kraft Heinz (The) Co.	226,126	20,008
McCormick & Co., Inc. (Non Voting)	43,610	4,652
Mead Johnson Nutrition Co.	70,470	6,395
Molson Coors Brewing Co., Class B	70,283	7,108
Mondelez International, Inc., Class A	589,105	26,810
Monster Beverage Corp.*	53,174	8,546
PepsiCo, Inc.	547,866	58,041
Philip Morris International, Inc.	588,498	59,862
Procter & Gamble (The) Co.	1,009,708	85,492
Reynolds American, Inc.	314,493	16,961
Tyson Foods, Inc., Class A	114,086	7,620

		567,019

Containers & Packaging - 0.9%
3M Co.	230,077	40,291
Ball Corp.	65,987	4,770
International Paper Co.	155,310	6,582
Owens-Illinois, Inc.*	61,708	1,111
Sealed Air Corp.	75,754	3,483
WestRock Co.	95,925	3,729

		59,966

Distributors - Consumer Staples - 0.1%
Sysco Corp.	198,461	10,070

Distributors - Discretionary - 0.1%
Fastenal Co.	109,058	4,841
LKQ Corp.*	115,752	3,669

		8,510

Electrical Equipment - 3.1%
Acuity Brands, Inc.	16,545	4,103
Allegion PLC	36,326	2,522
AMETEK, Inc.	89,030	4,116
Amphenol Corp., Class A	116,450	6,676
Eaton Corp. PLC	173,440	10,360
Emerson Electric Co.	244,599	12,758
General Electric Co.	3,489,271	109,842
Honeywell International, Inc.	289,096	33,628
Ingersoll-Rand PLC	98,320	6,261
Rockwell Automation, Inc.	49,673	5,703
Roper Technologies, Inc.	38,200	6,515
TE Connectivity Ltd.	135,841	7,758

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Electrical Equipment - 3.1% continued
Tyco International PLC	162,349	$6,916

		217,158

Engineering & Construction Services - 0.1%
Fluor Corp.	52,590	2,591
Jacobs Engineering Group, Inc.*	46,109	2,297
Quanta Services, Inc.*	56,706	1,311

		6,199

Gaming, Lodging & Restaurants - 1.7%
Carnival Corp.	166,553	7,362
Chipotle Mexican Grill, Inc.*	11,092	4,467
Darden Restaurants, Inc.	43,622	2,763
Marriott International, Inc., Class A	71,843	4,775
McDonald’s Corp.	332,834	40,053
Royal Caribbean Cruises Ltd.	64,095	4,304
Starbucks Corp.	555,720	31,743
Starwood Hotels & Resorts Worldwide, Inc.	63,781	4,717
Wyndham Worldwide Corp.	42,522	3,029
Wynn Resorts Ltd.	30,764	2,788
Yum! Brands, Inc.	154,476	12,809

		118,810

Hardware - 4.5%
Apple, Inc.	2,078,332	198,688
Cisco Systems, Inc.	1,908,599	54,758
Corning, Inc.	408,398	8,364
EMC Corp.	741,616	20,150
F5 Networks, Inc.*	25,316	2,882
FLIR Systems, Inc.	51,778	1,602
Garmin Ltd.	44,949	1,907
HP, Inc.	646,433	8,113
Juniper Networks, Inc.	133,045	2,992
Motorola Solutions, Inc.	59,967	3,956
NetApp, Inc.	109,263	2,687
Pitney Bowes, Inc.	71,763	1,277
Seagate Technology PLC	112,027	2,729
Western Digital Corp.	106,106	5,015

		315,120

Health Care Facilities & Services - 2.8%
Aetna, Inc.	133,062	16,251
AmerisourceBergen Corp.	69,681	5,527
Anthem, Inc.	99,808	13,109
Cardinal Health, Inc.	123,414	9,627
Centene Corp.*	64,220	4,583
Cigna Corp.	97,364	12,462
DaVita HealthCare Partners, Inc.*	61,538	4,758
Express Scripts Holding Co.*	240,224	18,209
HCA Holdings, Inc.*	114,369	8,808
Henry Schein, Inc.*	30,964	5,474
Humana, Inc.	56,581	10,178
Laboratory Corp. of America Holdings*	39,054	5,088
McKesson Corp.	85,398	15,940
Patterson Cos., Inc.	32,122	1,538
Quest Diagnostics, Inc.	53,937	4,391
UnitedHealth Group, Inc.	360,608	50,918
Universal Health Services, Inc., Class B	34,156	4,580

		191,441

Home & Office Products - 0.7%
D.R. Horton, Inc.	124,412	3,917
Fortune Brands Home & Security, Inc.	58,193	3,373
Leggett & Platt, Inc.	51,134	2,614
Lennar Corp., Class A	70,657	3,257
Masco Corp.	126,246	3,906
Mohawk Industries, Inc.*	24,043	4,562
Newell Brands, Inc.	172,631	8,385
PulteGroup, Inc.	120,113	2,341
Snap-on, Inc.	21,958	3,465
Stanley Black & Decker, Inc.	56,864	6,324
Whirlpool Corp.	28,737	4,789

		46,933

Industrial Services - 0.1%
United Rentals, Inc.*	33,223	2,229
W.W. Grainger, Inc.	21,467	4,879

		7,108

Institutional Financial Services - 1.3%
Bank of New York Mellon (The) Corp.	409,066	15,892
CME Group, Inc.	128,755	12,541
Goldman Sachs Group (The), Inc.	146,843	21,818
Intercontinental Exchange, Inc.	45,247	11,581
Morgan Stanley	574,176	14,917
Nasdaq, Inc.	43,374	2,805
Northern Trust Corp.(1)	80,837	5,356
State Street Corp.	149,824	8,079

		92,989

Insurance - 4.1%
Aflac, Inc.	156,957	11,326
Allstate (The) Corp.	141,777	9,917

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Insurance - 4.1% continued
American International Group, Inc.	424,815	$22,468
Aon PLC	100,501	10,978
Arthur J. Gallagher & Co.	66,908	3,185
Assurant, Inc.	23,277	2,009
Berkshire Hathaway, Inc., Class B*	710,755	102,910
Chubb Ltd.	176,137	23,023
Cincinnati Financial Corp.	55,938	4,189
Hartford Financial Services Group (The), Inc.	149,954	6,655
Lincoln National Corp.	91,085	3,531
Loews Corp.	101,283	4,162
Marsh & McLennan Cos., Inc.	198,238	13,571
MetLife, Inc.	417,333	16,622
Principal Financial Group, Inc.	102,527	4,215
Progressive (The) Corp.	220,860	7,399
Prudential Financial, Inc.	167,463	11,947
Torchmark Corp.	42,664	2,638
Travelers (The) Cos., Inc.	110,782	13,188
Unum Group	90,309	2,871
Willis Towers Watson PLC	52,865	6,572
XL Group PLC	107,839	3,592

		286,968

Iron & Steel - 0.1%
Nucor Corp.	120,170	5,938

Leisure Products - 0.1%
Hasbro, Inc.	42,450	3,565
Mattel, Inc.	128,503	4,021

		7,586

Machinery - 0.8%
Caterpillar, Inc.	222,050	16,834
Deere & Co.	113,213	9,175
Dover Corp.	58,590	4,061
Flowserve Corp.	49,161	2,220
Illinois Tool Works, Inc.	122,803	12,791
Parker-Hannifin Corp.	51,058	5,517
Pentair PLC	68,959	4,020
Xylem, Inc.	67,504	3,014

		57,632

Media - 7.3%
Alphabet, Inc., Class A*	111,416	78,385
Alphabet, Inc., Class C*	112,054	77,553
CBS Corp., Class B (Non Voting)	157,937	8,598
Comcast Corp., Class A	917,270	59,797
Discovery Communications, Inc., Class A*	56,765	1,432
Discovery Communications, Inc., Class C*	89,985	2,146
Expedia, Inc.	44,785	4,761
Facebook, Inc., Class A*	877,143	100,240
Interpublic Group of (The) Cos., Inc.	152,090	3,513
Netflix, Inc.*	162,641	14,879
News Corp., Class A	142,191	1,614
News Corp., Class B	41,286	482
Omnicom Group, Inc.	90,574	7,381
Priceline Group (The), Inc.*	18,833	23,511
Scripps Networks Interactive, Inc., Class A	35,866	2,233
TEGNA, Inc.	82,567	1,913
Time Warner, Inc.	298,645	21,962
TripAdvisor, Inc.*	43,054	2,768
Twenty-First Century Fox, Inc., Class A	416,616	11,270
Twenty-First Century Fox, Inc., Class B	163,044	4,443
VeriSign, Inc.*	36,413	3,148
Viacom, Inc., Class B	130,945	5,430
Walt Disney (The) Co.	566,378	55,403
Yahoo!, Inc.*	331,851	12,464

		505,326

Medical Equipment & Devices - 3.4%
Abbott Laboratories	556,808	21,888
Agilent Technologies, Inc.	123,873	5,495
Baxter International, Inc.	209,627	9,479
Becton Dickinson and Co.	80,536	13,658
Boston Scientific Corp.*	514,979	12,035
C.R. Bard, Inc.	27,870	6,554
Danaher Corp.	227,329	22,960
DENTSPLY SIRONA, Inc.	88,992	5,521
Edwards Lifesciences Corp.*	80,290	8,007
Hologic, Inc.*	90,910	3,146
Illumina, Inc.*	56,144	7,882
Intuitive Surgical, Inc.*	14,441	9,552
Medtronic PLC	533,440	46,287
PerkinElmer, Inc.	41,502	2,176
St. Jude Medical, Inc.	108,236	8,442
Stryker Corp.	119,122	14,274
Thermo Fisher Scientific, Inc.	149,135	22,036
Varian Medical Systems, Inc.*	36,108	2,969
Waters Corp.*	30,710	4,319
Zimmer Biomet Holdings, Inc.	75,594	9,100

		235,780

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Metals & Mining - 0.3%
Alcoa, Inc.	496,940	$4,607
Freeport-McMoRan, Inc.	473,129	5,271
Newmont Mining Corp.	202,212	7,910

		17,788

Oil, Gas & Coal - 7.4%
Anadarko Petroleum Corp.	194,031	10,332
Apache Corp.	142,972	7,959
Baker Hughes, Inc.	165,483	7,468
Cabot Oil & Gas Corp.	176,927	4,554
Chesapeake Energy Corp.*	222,676	953
Chevron Corp.	715,275	74,982
Cimarex Energy Co.	35,836	4,276
Columbia Pipeline Group, Inc.	151,107	3,852
Concho Resources, Inc.*	49,650	5,922
ConocoPhillips	470,354	20,507
Devon Energy Corp.	199,323	7,226
Diamond Offshore Drilling, Inc.	23,981	584
EOG Resources, Inc.	209,159	17,448
EQT Corp.	65,715	5,088
Exxon Mobil Corp.	1,573,366	147,487
FMC Technologies, Inc.*	85,743	2,287
Halliburton Co.	327,141	14,816
Helmerich & Payne, Inc.	40,818	2,740
Hess Corp.	100,082	6,015
Kinder Morgan, Inc.	696,119	13,031
Marathon Oil Corp.	318,857	4,786
Marathon Petroleum Corp.	200,017	7,593
Murphy Oil Corp.	60,597	1,924
National Oilwell Varco, Inc.	142,024	4,779
Newfield Exploration Co.*	74,882	3,308
Noble Energy, Inc.	162,071	5,814
Occidental Petroleum Corp.	290,193	21,927
ONEOK, Inc.	79,361	3,766
Phillips 66	177,419	14,076
Pioneer Natural Resources Co.	62,197	9,405
Range Resources Corp.	64,095	2,765
Schlumberger Ltd.	527,799	41,738
Southwestern Energy Co.*	175,407	2,207
Spectra Energy Corp.	260,191	9,531
Tesoro Corp.	45,088	3,378
Transocean Ltd.	130,676	1,554
Valero Energy Corp.	177,782	9,067
Williams (The) Cos., Inc.	257,967	5,580

		510,725

Passenger Transportation - 0.5%
Alaska Air Group, Inc.	47,141	2,748
American Airlines Group, Inc.	218,991	6,200
Delta Air Lines, Inc.	291,954	10,636
Southwest Airlines Co.	243,167	9,534
United Continental Holdings, Inc.*	127,302	5,224

		34,342

Real Estate - 0.0%
CBRE Group, Inc., Class A*	109,896	2,910

Real Estate Investment Trusts - 3.2%
American Tower Corp.	161,098	18,302
Apartment Investment & Management Co., Class A	59,187	2,614
AvalonBay Communities, Inc.	52,244	9,424
Boston Properties, Inc.	58,048	7,657
Crown Castle International Corp.	127,853	12,968
Digital Realty Trust, Inc.	55,500	6,049
Equinix, Inc.	26,350	10,217
Equity Residential	139,223	9,590
Essex Property Trust, Inc.	24,723	5,639
Extra Space Storage, Inc.	47,271	4,374
Federal Realty Investment Trust	27,007	4,471
General Growth Properties, Inc.	220,100	6,563
HCP, Inc.	178,247	6,306
Host Hotels & Resorts, Inc.	284,313	4,609
Iron Mountain, Inc.	91,080	3,628
Kimco Realty Corp.	159,912	5,018
Macerich (The) Co.	47,906	4,091
Prologis, Inc.	199,956	9,806
Public Storage	55,995	14,312
Realty Income Corp.	97,812	6,784
Simon Property Group, Inc.	117,422	25,469
SL Green Realty Corp.	37,817	4,026
UDR, Inc.	100,973	3,728
Ventas, Inc.	128,390	9,349
Vornado Realty Trust	66,993	6,707
Welltower, Inc.	135,541	10,324
Weyerhaeuser Co.	282,393	8,407

		220,432

Renewable Energy - 0.0%
First Solar, Inc.*	28,775	1,395

Retail - Consumer Staples - 2.7%
Costco Wholesale Corp.	166,212	26,102
CVS Health Corp.	407,445	39,009

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Retail - Consumer Staples - 2.7% continued
Dollar General Corp.	107,654	$10,120
Dollar Tree, Inc.*	89,633	8,447
Kroger (The) Co.	362,007	13,318
Target Corp.	223,565	15,609
Walgreens Boots Alliance, Inc.	327,883	27,303
Wal-Mart Stores, Inc.	579,363	42,305
Whole Foods Market, Inc.	122,681	3,928

		186,141

Retail - Discretionary - 4.5%
Advance Auto Parts, Inc.	27,714	4,479
Amazon.com, Inc.*	146,787	105,044
AutoNation, Inc.*	27,625	1,298
AutoZone, Inc.*	11,310	8,978
Bed Bath & Beyond, Inc.	58,759	2,540
Best Buy Co., Inc.	106,493	3,259
CarMax, Inc.*	73,979	3,627
Coach, Inc.	104,982	4,277
eBay, Inc.*	401,204	9,392
Foot Locker, Inc.	51,880	2,846
Gap (The), Inc.	85,136	1,807
Genuine Parts Co.	56,517	5,722
Home Depot (The), Inc.	471,753	60,238
Kohl’s Corp.	69,476	2,635
L Brands, Inc.	96,264	6,462
Lowe’s Cos., Inc.	336,007	26,602
Macy’s, Inc.	117,280	3,942
Nordstrom, Inc.	48,510	1,846
O’Reilly Automotive, Inc.*	36,735	9,959
Ross Stores, Inc.	153,084	8,678
Signet Jewelers Ltd.	30,060	2,477
Staples, Inc.	244,090	2,104
Tiffany & Co.	42,162	2,557
TJX (The) Cos., Inc.	250,371	19,336
Tractor Supply Co.	50,559	4,610
Ulta Salon Cosmetics & Fragrance, Inc.*	23,688	5,771
Urban Outfitters, Inc.*	33,595	924

		311,410

Semiconductors - 2.8%
Analog Devices, Inc.	117,195	6,638
Applied Materials, Inc.	413,142	9,903
Broadcom Ltd.	140,713	21,867
Intel Corp.	1,790,469	58,727
KLA-Tencor Corp.	58,840	4,310
Lam Research Corp.	61,040	5,131
Linear Technology Corp.	90,490	4,211
Microchip Technology, Inc.	82,259	4,175
Micron Technology, Inc.*	392,114	5,396
NVIDIA Corp.	193,191	9,082
Qorvo, Inc.*	48,646	2,688
QUALCOMM, Inc.	557,098	29,844
Skyworks Solutions, Inc.	72,443	4,584
Texas Instruments, Inc.	381,252	23,885
Xilinx, Inc.	96,604	4,456

		194,897

Software - 4.3%
Activision Blizzard, Inc.	193,785	7,680
Adobe Systems, Inc.*	189,851	18,186
Akamai Technologies, Inc.*	66,801	3,736
Autodesk, Inc.*	85,162	4,611
CA, Inc.	111,842	3,672
Cerner Corp.*	114,371	6,702
Citrix Systems, Inc.*	59,147	4,737
Electronic Arts, Inc.*	114,461	8,671
Intuit, Inc.	97,066	10,833
Microsoft Corp.	2,982,444	152,612
Oracle Corp.	1,180,962	48,337
Red Hat, Inc.*	69,026	5,011
salesforce.com, Inc.*	241,711	19,194
Symantec Corp.	230,522	4,735

		298,717

Specialty Finance - 2.6%
Alliance Data Systems Corp.*	22,397	4,388
American Express Co.	306,861	18,645
Capital One Financial Corp.	194,794	12,371
Discover Financial Services	156,571	8,391
Fidelity National Information Services, Inc.	105,441	7,769
Fiserv, Inc.*	84,271	9,163
Global Payments, Inc.	58,248	4,158
MasterCard, Inc., Class A	368,325	32,435
Navient Corp.	122,376	1,462
PayPal Holdings, Inc.*	418,344	15,274
Synchrony Financial*	315,172	7,967
Total System Services, Inc.	63,702	3,383
Visa, Inc., Class A	722,783	53,609
Western Union (The) Co.	185,476	3,557

		182,572

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Technology Services - 2.4%
Accenture PLC, Class A	236,611	$26,806
Automatic Data Processing, Inc.	172,892	15,884
Cognizant Technology Solutions Corp., Class A*	230,218	13,178
CSRA, Inc.	51,094	1,197
Dun & Bradstreet (The) Corp.	13,828	1,685
Equifax, Inc.	45,520	5,845
Hewlett Packard Enterprise Co.	631,057	11,529
International Business Machines Corp.	335,096	50,861
Moody’s Corp.	64,081	6,005
Nielsen Holdings PLC	136,758	7,107
Paychex, Inc.	121,412	7,224
S&P Global, Inc.	100,273	10,755
Teradata Corp.*	50,597	1,268
Verisk Analytics, Inc.*	58,425	4,737
Xerox Corp.	359,883	3,415

		167,496

Telecom - 2.9%
AT&T, Inc.	2,335,108	100,900
CenturyLink, Inc.	208,514	6,049
Frontier Communications Corp.	439,259	2,170
Level 3 Communications, Inc.*	110,836	5,707
Verizon Communications, Inc.	1,546,426	86,352

		201,178

Transportation & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	54,137	4,020
CSX Corp.	363,914	9,491
Expeditors International of Washington, Inc.	68,824	3,375
FedEx Corp.	94,738	14,379
JB Hunt Transport Services, Inc.	33,637	2,722
Kansas City Southern	40,992	3,693
Norfolk Southern Corp.	112,692	9,594
Ryder System, Inc.	20,501	1,253
Union Pacific Corp.	318,949	27,828
United Parcel Service, Inc., Class B	261,601	28,180

		104,535

Transportation Equipment - 0.2%
Cummins, Inc.	60,335	6,784
PACCAR, Inc.	132,796	6,888

		13,672

Utilities - 3.7%
AES Corp.	249,630	3,115
AGL Resources, Inc.	45,501	3,002
Alliant Energy Corp.	86,189	3,422
Ameren Corp.	91,721	4,914
American Electric Power Co., Inc.	186,871	13,098
American Water Works Co., Inc.	67,327	5,690
CenterPoint Energy, Inc.	162,601	3,902
CMS Energy Corp.	107,647	4,937
Consolidated Edison, Inc.	115,776	9,313
Dominion Resources, Inc.	234,070	18,241
DTE Energy Co.	67,836	6,724
Duke Energy Corp.	261,660	22,448
Edison International	124,234	9,649
Entergy Corp.	67,446	5,487
Eversource Energy	119,889	7,181
Exelon Corp.	350,353	12,739
FirstEnergy Corp.	160,110	5,590
NextEra Energy, Inc.	175,110	22,834
NiSource, Inc.	120,901	3,206
NRG Energy, Inc.	118,297	1,773
PG&E Corp.	188,552	12,052
Pinnacle West Capital Corp.	41,993	3,404
PPL Corp.	257,651	9,726
Public Service Enterprise Group, Inc.	191,424	8,922
SCANA Corp.	54,042	4,089
Sempra Energy	90,102	10,274
Southern (The) Co.	356,298	19,108
TECO Energy, Inc.	88,985	2,460
WEC Energy Group, Inc.	119,311	7,791
Xcel Energy, Inc.	191,827	8,590

		253,681

Waste & Environment Services & Equipment - 0.3%
Republic Services, Inc.	89,991	4,617
Stericycle, Inc.*	32,123	3,345
Waste Management, Inc.	156,654	10,382

		18,344

Total Common Stocks (Cost $4,265,660)		6,910,227

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(2) (3)	23,984,768	$23,985

Total Investment Companies (Cost $23,985)		23,985

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.30%, 9/15/16(4) (5)	$4,960	$4,958

Total Short-Term Investments (Cost $4,957)		4,958

Total Investments - 100.0% (Cost $4,294,602)		6,939,170

Other Assets less Liabilities - 0.0%		554

NET ASSETS - 100.0%		$6,939,724

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of June 30, 2016 is disclosed.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	342	$35,742	Long	9/16	$717

At June 30, 2016, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	10.5
Energy	7.4
Financials	15.7
Health Care	14.7
Industrials	10.2
Information Technology	19.7
Materials	2.9
Telecommunication Services	2.9
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$6,910,227	$—	$—	$6,910,227
Investment Companies	23,985	—	—	23,985
Short-Term Investments	—	4,958	—	4,958

Total Investments	$6,934,212	$4,958	$—	$6,939,170

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$717	$—	$—	$717

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,423,406

Gross tax appreciation of investments	$2,637,599
Gross tax depreciation of investments	(121,835)

Net tax appreciation of investments	$2,515,764

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$38,970	$84,460	$99,445	$—	$—	$9	$23,985
Northern Trust Corp.	5,267	—	—	89	—	29	5,356

Total	$44,237	$84,460	$99,445	$89	$—	$38	$29,341

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.8%
California - 93.8%
Alameda County IDA Revenue Bonds, Convergent Laser Tech,
(Wells Fargo Bank N.A. LOC),
0.41%, 7/11/16(1)	$3,940	$3,940
Alameda Public Financing Authority Revenue Bonds, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.41%, 7/11/16(1)	200	200
California Health Facilities Financing Authority Revenue Bonds, Adventist Health System, West, Series B,
(U.S. Bank N.A. LOC),
0.36%, 7/1/16(1)	9,150	9,150
California Health Facilities Financing Authority Revenue Bonds, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.39%, 7/11/16(1)	6,400	6,400
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series E,
(Sumitomo Mitsui Banking Corp. LOC),
0.39%, 7/1/16(1)	15,090	15,090
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F,
(TD Bank N.A. LOC),
0.42%, 7/1/16(1)	3,100	3,100
California State G.O. Unlimited Bonds, Series A-3,
(Bank of Montreal LOC),
0.27%, 7/1/16(1)	4,900	4,900
California State G.O. Unlimited Bonds, Series A5, Kindergarden Project,
(Citibank N.A. LOC),
0.27%, 7/1/16(1)	2,800	2,800
California State G.O. Unlimited Bonds, Series A8,
(Citibank N.A. LOC),
0.39%, 7/11/16(1)	4,000	4,000
California State G.O. Unlimited Bonds, Series B, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.28%, 7/1/16(1)	8,500	8,500
California State G.O. Unlimited Revenue Bonds, Series B, Subseries B-3,
(Sumitomo Mitsui Banking Corp. LOC),
0.39%, 7/11/16(1)	6,135	6,135
California State Health Facilities Financing Authority Revenue Bonds, Series K, Dignity Health,
(Mizuho Bank Ltd. LOC),
0.44%, 7/11/16(1)	12,000	12,000
California State Pollution Control Financing Authority PCR Refunding Bonds, Series C, Pacific Gas & Electric,
(Mizuho Bank Ltd. LOC),
0.42%, 7/1/16(1)	18,000	18,000
California Statewide Communities Development Authority MFH Revenue Bonds, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.49%, 7/11/16(1)	900	900
California Statewide Communities Development Authority MFH Revenue Bonds, Series F, Varenna Assisted Living,
(FHLB of San Francisco LOC),
0.43%, 7/11/16(1)	11,385	11,385
California Statewide Communities Development Authority MFH Revenue Bonds, Series M, South Shore Apartments,
(FHLB of San Francisco LOC),
0.43%, 7/11/16(1)	4,290	4,290
California Statewide Communities Development Authority Revenue Bonds, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.40%, 7/11/16(1)	8,000	8,000
California Statewide Communities Development Authority Revenue Bonds, Development at Robert Louis Stevenson,
(U.S. Bank N.A. LOC),
0.42%, 7/11/16(1)	6,700	6,700
California Statewide Communities Development Authority Revenue Bonds, Series B, Kaiser Permanente,
0.39%, 7/11/16(1)	5,000	5,000
California Statewide Communities Development Authority Revenue Bonds, Series E, Kaiser Permanente,
0.39%, 7/11/16(1)	10,000	10,000
Castaic Lake Water Agency California Revenue COPS Bonds, 1994 Refunding Project,
(Wells Fargo Bank N.A. LOC),
0.40%, 7/11/16(1)	3,400	3,400

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.8% continued
California - 93.8% continued
Chino Basin Regional Financing Authority Revenue Refunding Bonds, Series B, Inland Empire Utilities,
(Sumitomo Mitsui Banking Corp. LOC),
0.40%, 7/11/16(1)	$4,885	$4,885
City of Manhattan Beach California COPS Refunding Bonds,
(MUFG Union Bank N.A. LOC),
0.41%, 7/11/16(1)	2,045	2,045
City of Riverside Water Revenue Refunding Bonds, Series A,
0.56%, 2/1/17(1)	4,000	4,000
City of Salinas California Economic Development Revenue Bonds, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.44%, 7/11/16(1)	5,860	5,860
Corona California MFH Revenue Refunding Bonds, Country Hills Project,
(FHLMC LOC),
0.45%, 7/11/16(1)	4,600	4,600
County of Riverside Teeter Obligation Revenue Notes, Series D,
2.00%, 10/12/16	3,800	3,818
Daly City Housing Development Finance Agency Multifamily Revenue Refunding Bonds, Series A, Serramonte Del Ray,
(FNMA LOC),
0.45%, 7/11/16(1)	19,680	19,680
Fresno MFH Revenue Refunding Bonds, Series A, Heron Pointe Apartments,
(FNMA LOC),
0.42%, 7/11/16(1)	5,600	5,600
Livermore Refunding Bonds, 2008 Government COPS,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(1)	7,530	7,530
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-4,
0.39%, 7/7/16(1)	2,000	2,000
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Subseries A-6,
0.39%, 7/1/16(1)	12,600	12,600
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-3,
0.61%, 8/16/16(1)	3,725	3,725
Metropolitan Water District of Southern California Special Revenue Refunding Bonds, Series D,
0.38%, 7/11/16(1)	4,500	4,500
Mission Viejo Community Development Financing Authority Revenue Bonds, Series A, Mall Improvement Project,
(MUFG Union Bank N.A. LOC),
0.42%, 7/11/16(1)	7,800	7,800
Nuveen Dividend Advantage Municipal Fund Tax-Exempt Demand Preferred, Series 5,
0.54%, 7/11/16(1) (2)	7,000	7,000
Oceanside MFH Revenue Bonds, Shadow Way, Non AMT,
(FHLMC LOC),
0.43%, 7/11/16(1)	2,075	2,075
Riverside County MFH Authority Revenue Refunding Bonds, Tyler Springs Apartments, Series C,
(FNMA LOC),
0.40%, 7/11/16(1)	7,200	7,200
Riverside Revenue Refunding COPS,
(Bank of America N.A. LOC),
0.41%, 7/11/16(1)	14,000	14,000
Sacramento County California Housing Authority MFH Revenue Refunding Bonds, Series A, Bent Tree Apartments,
(FNMA LOC),
0.41%, 7/11/16(1)	6,040	6,040
Sacramento County California MFH Authority Revenue Refunding Bonds, Ashford, Series D,
(FNMA LOC),
0.41%, 7/11/16(1)	5,220	5,220
San Bernardino County California Multifamily Revenue Refunding Bonds, Housing Mortgage Mountain View,
(FNMA LOC),
0.40%, 7/11/16(1)	7,260	7,260
San Francisco City & County Airports Community International Airport Revenue Refunding Bonds, Second Series 37C,
(MUFG Union Bank N.A. LOC),
0.40%, 7/11/16(1)	590	590

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 93.8% continued
California - 93.8% continued
San Francisco City & County Finance Corp. Revenue Refunding Bonds, Series 2008-1, Moscone Center,
(State Street Bank & Trust Co. LOC),
0.39%, 7/11/16(1)	$350	$350
San Francisco City & County Redevelopment Agency Adjustable Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.42%, 7/11/16(1)	12,100	12,100
Tahoe Forest California Hospital District Revenue Bonds, Health Facility,
(U.S. Bank N.A. LOC),
0.38%, 7/1/16(1)	2,430	2,430
Tender Option Bond Trust Receipts/ Certificates Revenue Bonds, Floaters, Series 2015-ZF0261,
0.44%, 7/11/16(1) (2)	3,400	3,400
University of California Municipal CP,
0.40%, 7/11/16(1)	7,200	7,200
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(MUFG Union Bank N.A. LOC),
0.39%, 7/11/16(1)	6,300	6,300

		313,698

Total Municipal Investments (Cost $313,698)		313,698

Total Investments - 93.8% (Cost $313,698)(3)		313,698

Other Assets less Liabilities - 6.2%		20,720

NET ASSETS - 100.0%		$334,418

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was approximately $313,698,000.

Percentages shown are based on Net Assets.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	27.5%
Hospital	14.3
IDP & PCR	11.9
Water & Sewer	8.1
COPS	5.1
All other sectors less than 5%	33.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund(1)	$—	$313,698	$—	$313,698

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	JUNE 30, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

IDA - Industrial Development Authority

LOC - Letter of Credit

MFH - Multi Family Housing

PCR - Pollution Control Revenue

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 12.4%
ABS Other - 12.4%
Atlantic Asset Securitization LLC,
0.53%, 7/25/16	$45,000	$44,984
Barton Capital S.A.,
0.62%, 8/2/16(1)	33,000	32,982
0.64%, 8/2/16(1)	25,000	24,986
0.56%, 8/10/16(1)	50,000	49,969
0.58%, 8/17/16(1)	30,000	29,978
Bennington Stark Capital Co. LLC,
0.65%, 7/18/16(1)	18,000	17,994
CAFCO LLC
0.61%, 9/8/16(1)	50,000	49,942
Crown Point Capital Co. LLC,
0.95%, 7/7/16(1) (2)	75,000	75,000
Gotham Funding,
0.50%, 7/5/16	71,558	71,554
0.50%, 7/6/16	10,000	9,999
LMA Americas LLC,
0.64%, 8/2/16	45,000	44,975
Old Line Funding LLC,
0.66%, 8/15/16(1)	25,000	24,980
Ridgefield Funding Co. LLC,
0.36%, 7/1/16(1)	61,000	61,000
0.63%, 8/8/16(1)	75,000	74,951
0.53%, 8/15/16	60,000	59,961
Sheffield Receivables Co. LLC,
0.66%, 7/18/16(1)	70,000	69,978
0.68%, 8/19/16(1)	44,000	43,960
Sheffield Receivables Corp.,
0.66%, 8/15/16	25,000	24,980
Victory Receivables Corp.,
0.50%, 7/7/16(1)	27,000	26,998
0.50%, 7/18/16(1)	40,000	39,991

		879,162

Total ABS Commercial Paper (Cost $879,162)		879,162

ASSET-BACKED SECURITIES - 0.0%
ABS Other - 0.0%
Dell Equipment Finance Trust, Series 2015-2,
0.53%, 10/24/16(1)	2,834	2,834

Total Asset-Backed Securities (Cost $2,834)		2,834

CERTIFICATES OF DEPOSIT - 27.2%
Banking - 27.2%
Australia and New Zealand Banking,
0.70%, 8/1/16	55,000	55,000
Bank of Montreal, Chicago Branch,
0.56%, 8/10/16	140,000	140,000
Bank of Nova Scotia, Houston Branch,
0.80%, 7/12/16(2)	18,000	18,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.70%, 7/5/16	31,000	31,000
0.71%, 8/2/16	41,000	41,000
BNP Paribas S.A., New York Branch,
0.68%, 8/1/16	55,000	55,000
Canadian Imperial Bank of Commerce,
0.78%, 8/2/16	62,000	62,000
Citibank N.A., New York Branch,
0.53%, 8/2/16	60,000	60,000
0.81%, 8/16/16	56,000	56,000
Commonwealth Bank of Australia, London,
0.83%, 8/25/16	40,000	40,000
Credit Agricole Corporate and Investment Bank, New York,
0.86%, 7/22/16	50,000	50,010
Credit Industriel et Commercial, New York,
0.60%, 8/12/16	75,000	74,999
Credit Suisse A.G., New York Branch,
0.95%, 7/12/16	35,000	35,000
0.97%, 8/5/16	55,000	55,000
DNB Nor Bank ASA, New York Branch,
0.81%, 7/14/16	45,000	45,001
Mizuho Bank Ltd,
0.61%, 8/1/16	82,000	82,000
Mizuho Bank Ltd., New York Branch,
0.62%, 8/15/16	55,000	55,000
National Australia Bank Ltd.,
0.80%, 8/2/16	75,000	75,000
Natixis S.A., New York Branch,
0.63%, 9/9/16	35,000	35,000
0.64%, 9/13/16	75,000	75,000
Norinchukin Bank, New York Branch,
0.70%, 8/1/16	58,000	58,000
Royal Bank of Canada, New York Branch,
0.89%, 9/2/16	55,000	55,000
0.83%, 9/19/16(3)	35,000	35,000
Sumitomo Mitsui Banking Corp.,
0.66%, 7/5/16	90,000	90,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 27.2% continued
Banking - 27.2% continued
Sumitomo Mitsui Banking Corp., New York,
0.71%, 7/18/16	$55,000	$55,000
Sumitomo Mitsui Trust Bank Ltd., London,
0.75%, 8/1/16	65,000	65,000
Toronto Dominion Bank, New York Branch,
0.79%, 7/15/16(3)	65,000	65,000
0.60%, 9/16/16	75,000	75,000
Toronto Dominion Bank, New York,
0.86%, 8/29/16	55,000	55,000
Wells Fargo Bank N.A.,
0.80%, 7/6/16(3)	50,000	50,000
0.73%, 7/22/16(2)	32,000	32,000
0.85%, 7/28/16	72,000	72,000
0.85%, 8/1/16	40,000	40,000
0.85%, 9/1/16	52,000	52,000

		1,939,010

Total Certificates of Deposit (Cost $1,939,010)		1,939,010

COMMERCIAL PAPER - 11.0%
Banking - 7.2%
DBS Bank Ltd.,
0.53%, 7/26/16(1)	54,000	53,980
0.51%, 8/15/16	79,000	78,950
HSBC Bank PLC,
0.86%, 8/22/16	45,000	44,945
ING US Funding LLC,
0.71%, 8/5/16	40,000	39,973
Oversea-Chinese Banking Corp.,
0.53%, 8/2/16(1)	47,000	46,978
0.61%, 9/9/16	73,000	72,915
United Overseas Bank Ltd.,
0.61%, 9/7/16	62,000	61,930
Westpac Banking Corp.,
0.82%, 8/24/16(1)	37,000	36,955
0.87%, 9/26/16(1)	75,000	74,844

		511,470

Brokerage - 0.8%
JPMorgan Securities LLC,
0.86%, 7/26/16	58,000	57,966

Foreign Agencies - 1.0%
Caisse Des Depots Et Consignations,
0.49%, 8/2/16(1)	75,000	74,967

Foreign Local Government - 2.0%
NRW.BANK,
0.44%, 7/7/16(1)	65,000	64,995
0.46%, 8/12/16(1)	76,000	75,959

		140,954

Total Commercial Paper (Cost $785,357)		785,357

CORPORATE NOTES/BONDS - 0.7%
Foreign Agencies - 0.3%
Export Development Canada,
0.51%, 7/1/16(1) (2)	23,000	23,000

Supranational - 0.4%
International Bank for Reconstruction & Development,
0.51%, 7/1/16(2)	27,000	27,000

Total Corporate Notes/Bonds (Cost $50,000)		50,000

EURODOLLAR TIME DEPOSITS - 6.5%
Banking - 6.5%
HSBC Holdings PLC, Paris Branch,
0.42%, 7/5/16	120,000	120,000
Nordea Bank Finland PLC, New York,
0.28%, 7/1/16	101,000	101,000
Royal Bank of Canada, Toronto Branch,
0.30%, 7/1/16	143,000	143,000
Svenska Handelsbanken AB, Cayman Islands,
0.30%, 7/1/16	100,000	100,000

		464,000

Total Eurodollar Time Deposits (Cost $464,000)		464,000

MUNICIPAL INVESTMENTS - 8.0%
California - 0.0%
California Statewide Communities Development Authority Revenue Bonds, Series C-T, Oakmont Stockton Project,
(FHLB of San Francisco LOC),
0.49%, 7/11/16(4)	495	495

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 8.0% continued
Florida - 0.9%
Miami-Dade County IDA Adjustable TRB, Dolphin Stadium,
(TD Bank N.A. LOC),
0.45%, 7/11/16(4)	$30,000	$30,000
Orange County Florida Health Facilities Authority Revenue Bonds, Hospital Orlando Regional,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(4)	34,530	34,530

		64,530

Idaho - 0.0%
Glacier 600 LLC,
(U.S. Bank N.A. LOC),
0.75%, 7/11/16(4)	2,780	2,780

Maryland - 1.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
(MUFG Union Bank N.A. LOC),
0.41%, 7/11/16(4)	58,000	58,000
Maryland State Community Development Administration Department of Housing & Community Development Taxable Revenue Bonds, Series E,
0.42%, 7/11/16(4)	21,795	21,795

		79,795

Michigan - 0.4%
Michigan State Finance Authority School Loan Revolving Fund TRB,
(JPMorgan Chase Bank N.A. LOC),
0.48%, 7/11/16(4)	25,000	25,000

Minnesota - 0.5%
Minnesota State Office of Higher Education Revenue Bonds, Supplemental Student,
(U.S. Bank N.A. LOC),
0.42%, 7/11/16(4)	35,000	35,000

New York - 2.5%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-1,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.42%, 7/11/16(4)	35,000	35,000
New York State Dormitory Authority Revenue State Supported Debt Revenue Bonds, Series C,
(Bank of America N.A. LOC),
0.41%, 7/11/16(4)	100,600	100,600
Oneida County Industrial Development Agency Civic Facilities Taxable Revenue Bonds, Series F, Mohawk - St. Luke’s,
(Bank of America N.A. LOC),
0.43%, 7/11/16(4)	4,145	4,145
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.70%, 7/7/16(1) (2)	17,270	17,270
Saratoga County Industrial Development Agency Taxable Revenue Bonds, Globalfoundries,
(JPMorgan Chase Bank N.A. LOC),
0.43%, 7/11/16(4)	23,175	23,175

		180,190

Oregon - 1.1%
Clackamas County Hospital Facility Authority Revenue Bonds, Series C, Legacy Health System,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(4)	45,700	45,700
Oregon State Facilities Authority Revenue Bonds, Series B, Quatama Crossing Housing,
(FNMA LOC),
0.46%, 7/11/16(4)	33,375	33,375

		79,075

Pennsylvania - 0.4%
Montgomery County Redevelopment Authority MFH TRB, Series A-T1, Brookside Manor Project,
(FNMA LOC),
0.49%, 7/11/16(4)	1,460	1,460
Montgomery County Redevelopment Authority MFH TRB, Series A-T1, Forge Gate Apartments Project,
(FNMA LOC),
0.49%, 7/11/16(4)	600	600
Montgomery County Redevelopment Authority MFH TRB, Series A-T1, Kingswood Apartments Project,
(FNMA LOC),
0.49%, 7/11/16(4)	2,870	2,870
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 8.0% continued
Pennsylvania - 0.4% continued
(Royal Bank of Canada LOC),
0.70%, 7/7/16(1) (2)	$26,590	$26,590

		31,520

Rhode Island - 0.5%
Narragansett Bay Commission Wastewater System Revenue Refunding Bonds, Series A,
(U.S. Bank N.A. LOC),
0.43%, 7/11/16(4)	32,800	32,800

Vermont - 0.6%
Vermont EDA Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.60%, 8/12/16	40,000	40,000

Washington - 0.0%
Washington State Housing Finance Commission Taxable Revenue Bonds, Series B, Highlander Apartments Project,
(FHLMC LOC),
0.49%, 7/11/16(4)	1,350	1,350

Total Municipal Investments (Cost $572,535)		572,535

U.S. GOVERNMENT AGENCIES - 6.3%(5)
Federal Farm Credit Bank - 2.8%
FFCB Discount Note,
0.38%, 10/3/16(6)	48,000	47,954
FFCB Notes,
0.47%, 7/2/16(2)	40,000	39,997
0.43%, 7/10/16(2)	60,000	59,997
0.44%, 7/22/16(2)	22,000	21,999
0.47%, 7/30/16(2)	28,000	28,003

		197,950

Federal Home Loan Bank - 2.4%
FHLB Bond,
0.50%, 9/28/16	13,000	13,004
FHLB Notes,
0.54%, 7/17/16(2)	25,000	25,000
0.39%, 7/19/16(2)	20,000	20,000
0.57%, 8/8/16(2)	35,000	34,999
0.49%, 8/13/16(2)	35,000	34,997
0.64%, 9/12/16(2)	20,000	20,000
0.54%, 9/23/16(3)	25,000	25,000

		173,000

Federal Home Loan Mortgage Corporation - 0.6%
FHLMC Note,
0.43%, 7/16/16(2)	40,000	40,000

Federal National Mortgage Association - 0.5%
FNMA Notes,
0.47%, 7/5/16(2)	15,000	14,996
0.47%, 7/26/16(2)	20,000	19,999

		34,995

Total U.S. Government Agencies (Cost $445,945)		445,945

U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury Bills - 0.2%
0.23%, 9/15/16(6)	16,000	15,993

U.S. Treasury Floating Rate Notes - 6.6%
0.31%, 7/1/16(2)	96,000	96,000
0.34%, 7/1/16(2)	57,000	56,973
0.43%, 7/1/16(2)	59,000	58,984
0.45%, 7/1/16(2)	29,000	28,998
0.53%, 7/1/16(2)	228,000	228,140

		469,095

U.S. Treasury Notes - 0.8%
0.38%, 10/31/16	16,000	16,002
0.63%, 11/15/16	27,000	27,012
0.50%, 11/30/16	11,000	10,999

		54,013

Total U.S. Government Obligations (Cost $539,101)		539,101

Investments, at Amortized Cost ($5,677,944)		5,677,944

REPURCHASE AGREEMENTS - 21.6%
Joint Repurchase Agreements - 0.8%(7) (8)
Bank of America Securities LLC, dated 6/30/16, repurchase price $26,727
0.25%, 7/8/16	26,726	26,726
Societe Generale, New York Branch, dated 6/30/16, repurchase price $26,729
0.50%, 7/8/16	26,726	26,726

		53,452

Repurchase Agreements - 20.8%(9)
Citigroup Global Markets, Inc., dated 6/28/16, repurchase price $150,012
0.41%, 7/5/16	150,000	150,000

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 21.6% continued
Repurchase Agreements - 20.8%(9) continued
Federal Reserve Bank of New York, dated 6/30/16, repurchase price $900,006
0.25%, 7/1/16	$900,000	$900,000
Goldman Sachs & Co., dated 6/28/16, repurchase price $55,031
0.66%, 7/29/16	55,000	55,000
HSBC Securities (USA), Inc., dated 6/30/16, repurchase price $40,019
0.48%, 10/3/16	40,000	40,000
JPMorgan Securities LLC, dated 6/30/16,repurchase price $100,065
0.68%, 9/29/16	100,000	100,000
JPMorgan Securities LLC, dated 6/30/16,repurchase price $40,021
0.53%, 8/4/16	40,000	40,000
Merrill Lynch, dated 6/30/16, repurchase price $150,002
0.40%, 7/1/16	150,000	150,000
Societe Generale S.A., dated 6/30/16, repurchase price $45,001
0.41%, 7/1/16	45,000	45,000

		1,480,000

Total Repurchase Agreements (Cost $1,533,452)		1,533,452

Total Investments - 101.3% (Cost $7,211,396)(10)		7,211,396

Liabilities less Other Assets - (1.3)%		(89,450)

NET ASSETS - 100.0%		$7,121,946

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(4)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Discount rate at the time of purchase.
(7)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$23,594	3.13%	8/15/44
U.S. Treasury Notes	$30,704	0.13%	4/15/18 -1/15/22

Total	$54,298

(8)	Interest rates are reset daily and interest is payable monthly.
(9)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Common Stock	$103,722	Not Applicable	Not Applicable
Corporate Bonds	$197,961	0.01% -7.55%	7/12/16 - 11/3/55
FHLMC	$109,863	0.00% - 6.22%	3/15/41 - 9/15/44
FNMA	$99,224	0.00% - 6.00%	5/25/37 - 7/25/46
GNMA	$114,914	0.00% - 6.21%	7/20/43 - 6/20/66
U.S. Treasury Notes	$900,006	2.50%	8/15/23

Total	$1,525,690

(10)	The cost for federal income tax purposes was approximately $7,211,396,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$7,211,396	$—	$7,211,396

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	JUNE 30, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

CP - Commercial Paper

EDA - Economic Development Authority

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

IDA - Industrial Development Authority

LOC - Letter of Credit

MFH - Multifamily Housing

TRB - Tax Revenue Bonds

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1%
Alabama - 0.8%
Chatom Alabama IDB Gulf Opportunity Zone Bonds, Powersouth Energy Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. LOC),
0.59%, 7/11/16(1)	$20,000	$20,000
Mobile Downtown Redevelopment Authority Gulf Opportunity Zone Revenue Bonds, Series A, Austal USA LLC Project,
(Bank of America N.A. LOC),
0.42%, 7/11/16(1)	8,335	8,335
Mobile IDB of the City of Alabama PCR Bonds, Series C, Power Co. Barry,
0.48%, 7/11/16(1)	11,500	11,500

		39,835

Arizona - 1.5%
Arizona State Health Facilities Authority Revenue Bonds, Series B, Banner Health,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.41%, 7/11/16(1)	9,000	9,000
Arizona State Health Facilities Authority Revenue Bonds, Series B, Dignity Health,
(JPMorgan Chase Bank N.A. LOC),
0.46%, 7/11/16(1)	12,160	12,160
Arizona State Health Facilities Authority Revenue Bonds, Series F, Banner Health,
(JPMorgan Chase & Co. LOC),
0.41%, 7/11/16(1)	17,940	17,940
Arizona State University Revenue Refunding Bonds, Series B, Board of Regents,
0.39%, 7/11/16(1)	9,700	9,700
City of Phoenix Civic Improvement Corp. Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
0.48%, 7/15/16	25,000	25,000
Pima County Arizona IDA MFH Revenue Refunding Bonds, Eastside Place Apartments Project,
(FNMA LOC),
0.42%, 7/11/16(1)	5,945	5,945

		79,745

California - 7.4%
California Health Facilities Financing Authority Revenue Bonds, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.39%, 7/11/16(1)	2,000	2,000
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
(U.S. Treasury Escrowed),
5.00%, 7/1/16(2)	12,925	12,925
California State G.O. Unlimited Bonds, Series A-3,
(Bank of Montreal LOC),
0.27%, 7/1/16(1)	26,800	26,800
California State G.O. Unlimited Bonds, Series A5, Kindergarten Project,
(Citibank N.A. LOC),
0.27%, 7/1/16(1)	4,500	4,500
California State G.O. Unlimited Bonds, Series B, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.28%, 7/1/16(1)	900	900
California State G.O. Unlimited Bonds, Series B-2,
(Bank of America N.A. LOC),
0.39%, 7/11/16(1)	22,665	22,665
California State G.O. Unlimited Bonds, Series C-4,
(U.S. Bank N.A. LOC),
0.39%, 7/11/16(1)	11,140	11,140
California State G.O. Unlimited Bonds, Subseries B-2,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.39%, 7/11/16(1)	14,950	14,950
California Statewide Communities Development Authority MFH Revenue Bonds, Encanto Home Apartments,
(FHLB of San Francisco LOC),
0.43%, 7/11/16(1)	10,700	10,700
California Statewide Communities Development Authority MFH Revenue Bonds, Series A, Pine View Apartments,
(Citibank N.A. LOC),
0.49%, 7/11/16(1)	4,400	4,400
California Statewide Communities Development Authority Revenue Bonds, Series A, Plan Nine Partners Project,
(MUFG Union Bank N.A. LOC),
0.56%, 7/11/16(1)	13,415	13,415
California Statewide Communities Development Authority Revenue Bonds, Subseries A,
0.47%, 7/7/16(3)	47,000	47,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
California - 7.4% continued
City of Riverside Water Revenue Refunding Bonds, Series A,
0.56%, 2/1/17(1)	$11,000	$11,000
City of Salinas California Economic Development Revenue Bonds, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.44%, 7/11/16(1)	5,000	5,000
Corona MFH Revenue Refunding Bonds, Series A, Country Hills Project,
(FHLMC LOC),
0.45%, 7/11/16(1)	4,435	4,435
County of Riverside Teeter Obligation Revenue Notes, Series D,
2.00%, 10/12/16	25,240	25,354
Eastern Municipal Water District Water and Sewer Revenue Refunding Bonds, Series A,
0.52%, 4/25/17(1)	7,000	7,000
Fresno MFH Revenue Refunding Bonds, Series A, Heron Pointe Apartments,
(FNMA LOC),
0.42%, 7/11/16(1)	9,575	9,575
Irvine Unified School District No. 09 Special Tax Bank Bond, Community Facilities,
(Sumitomo Mitsui Banking Corp. LOC),
0.40%, 7/11/16(1)	10,000	10,000
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-4,
0.39%, 7/7/16(1)	14,300	14,300
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Subseries A-8,
0.39%, 7/1/16(1)	18,700	18,700
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2,
0.63%, 8/30/16(1)	15,000	15,000
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-3,
0.61%, 8/16/16(1)	4,995	4,995
Metropolitan Water District of Southern California Special Revenue Refunding Bonds, Series D,
0.38%, 7/11/16(1)	9,000	9,000
Metropolitan Water District of Southern California State Waterworks Refunding CP, Series E,
0.49%, 9/30/16(1)	22,820	22,820
Mission Viejo Community Development Financing Authority Revenue Bonds, Series A, Mall Improvement Project,
(MUFG Union Bank N.A. LOC),
0.42%, 7/11/16(1)	8,900	8,900
Nuveen Dividend Advantage Municipal Fund Tax-Exempt Demand Preferred, Series 5,
0.54%, 7/11/16(1) (4)	13,500	13,500
Orange County California Apartment Development Revenue Refunding Bonds, Series A, Larkspur Canyon Apartments,
(FNMA LOC),
0.40%, 7/11/16(1)	200	200
Riverside County Transportation Commission Municipal Interest Bearing CP,
(State Street Bank & Trust Co. LOC),
0.42%, 7/6/16	4,000	4,000
Riverside Revenue Refunding COPS,
(Bank of America N.A. LOC),
0.41%, 7/11/16(1)	5,195	5,195
San Francisco City & County Airports Community International Airport Revenue Refunding Bonds, Second Series 37C,
(MUFG Union Bank N.A. LOC),
0.40%, 7/11/16(1)	13,060	13,060
San Francisco City & County Redevelopment Agency Adjustable Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.42%, 7/11/16(1)	4,000	4,000
Tender Option Bond Trust Receipts/ Certificates Revenue Bonds, Floaters, Series 2015-ZF0261,
0.44%, 7/11/16(1) (4)	1,600	1,600
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(MUFG Union Bank N.A. LOC),
0.39%, 7/11/16(1)	3,700	3,700

		382,729

Colorado - 2.2%
Arapahoe County Multifamily Revenue Refunding Bonds, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.43%, 7/11/16(1)	9,830	9,830

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Colorado - 2.2% continued
City of Colorado Springs Co. Utilities System Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
0.46%, 7/5/16	$11,700	$11,700
Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.41%, 7/11/16(1)	7,010	7,010
Colorado Springs Utilities System Improvement Revenue Bonds, Series A,
0.42%, 7/11/16(1)	8,785	8,785
Colorado State Department of Transportation Refunding RANS,
5.00%, 12/15/16	21,900	22,357
Colorado State Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
0.41%, 7/11/16(1)	9,210	9,210
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3,
0.42%, 7/11/16(1)	6,110	6,110
Pitkin County MFH Revenue Refunding Bonds, Series A, Centennial,
(U.S. Bank N.A. LOC),
0.45%, 7/11/16(1)	3,475	3,475
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.58%, 8/1/16(1) (4) (5)	33,325	33,325

		111,802

Connecticut - 1.3%
Connecticut State Development Authority Revenue Refunding Bonds, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.44%, 7/11/16(1)	1,700	1,700
Connecticut State Health & Educational Facility Authority Revenue Bonds, Lawrence & Memorial Hospital, Series H,
(TD Bank N.A. LOC),
0.40%, 7/11/16(1)	6,000	6,000
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series J-1, Yale-New Heaven Hospital,
(U.S. Treasury Escrowed),
5.00%, 7/1/16(2)	5,750	5,750
Greenwich G.O. Unlimited BANS,
2.00%, 1/20/17	30,000	30,262
Manchester G.O. Unlimited Notes,
2.00%, 2/22/17	13,132	13,265
Town of Woodbridge G.O. Unlimited BANS, Lot A,
1.75%, 7/21/16	7,940	7,946

		64,923

Delaware - 0.4%
Delaware State EDA Revenue Bonds, YMCA Delaware Project,
(PNC Bank N.A. LOC),
0.44%, 7/11/16(1)	4,475	4,475
University of Delaware Revenue Bonds, Series C,
0.40%, 7/1/16(1)	15,000	15,000

		19,475

District of Columbia - 1.3%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series A, SIFMA,
0.53%, 12/1/16(6)	10,000	10,000
District of Columbia Revenue Bonds, Carnegie,
(Wells Fargo Bank N.A. LOC),
0.43%, 7/11/16(1)	9,700	9,700
District of Columbia Revenue Bonds, Center of Internship and Academic,
(Branch Banking & Trust Co. LOC),
0.42%, 7/11/16(1)	4,270	4,270
District of Columbia Revenue Bonds, Series A, Tranche 3,
(PNC Bank N.A. LOC),
0.43%, 7/11/16(1)	8,975	8,975
District of Columbia Revenue Bonds, Washington Drama Society,
(JPMorgan Chase Bank N.A. LOC),
0.44%, 7/11/16(1)	19,690	19,690
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Sub Lien, Subseries B-2,
0.40%, 7/11/16(1)	15,000	15,000

		67,635

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Florida - 1.0%
Florida Housing Finance Agency Revenue Bonds,
(FNMA LOC),
0.45%, 7/11/16(1)	$8,500	$8,500
Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments,
(FHLMC LOC),
0.43%, 7/11/16(1)	3,900	3,900
Florida State Hurricane Catastrophe Fund Finance Revenue Bonds, Series A,
(U.S. Treasury Escrowed),
5.00%, 7/1/16	10,605	10,605
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds,
(Wells Fargo Bank N.A. LOC),
0.55%, 7/14/16(1) (4) (5)	14,965	14,965
Orange County Florida Health Facilities Authority Revenue Bonds, Hospital Orlando Regional,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	4,300	4,300
Orange County HFA Multifamily Revenue Refunding Bonds, Post Fountains Pj,
(FNMA Escrowed),
0.42%, 7/11/16(1)	9,515	9,515

		51,785

Georgia - 2.0%
DeKalb County MFH Authority Revenue Bonds, Highland Place Apartments Project,
(FHLMC LOC),
0.45%, 7/11/16(1)	4,200	4,200
Gwinnett County Development Authority Revenue Bonds, Goodwill North, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	4,500	4,500
Main Street Natural Gas, Inc. Revenue Bonds, Subseries A2,
(Royal Bank of Canada Gtd.),
0.47%, 8/1/16(1)	59,300	59,300
Monroe County Development Authority PCR Bonds, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.42%, 7/11/16(1)	10,600	10,600
Monroe County Development Authority PCR Revenue Bonds, Series B, Oglethorpe Power Corp.,
(JPMorgan Chase Bank N.A. LOC),
0.46%, 7/11/16(1)	27,030	27,030

		105,630

Idaho - 0.2%
Idaho State Housing & Finance Association Non-profit Facilities Revenue Bonds, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.41%, 7/11/16(1)	7,735	7,735

Illinois - 6.0%
Eastern Illinois EDA MFH Revenue Bonds, Providence at Thornberry and Sycamore Project,
(U.S. Treasury Escrowed),
0.50%, 8/1/16(2)	20,000	20,000
Illinois Development Finance Authority Revenue Bonds, Mount Carmel High School Project,
(JPMorgan Chase Bank N.A. LOC),
0.42%, 7/11/16(1)	13,200	13,200
Illinois Development Finance Authority Revenue Bonds, North Shore Senior Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.46%, 7/11/16(1)	7,000	7,000
Illinois Development Finance Authority Revenue Bonds, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.46%, 7/11/16(1)	9,000	9,000
Illinois Educational Facilities Authority Revenue Bonds, Aurora University,
(BMO Harris Bank N.A. LOC),
0.43%, 7/11/16(1)	13,200	13,200
Illinois Educational Facilities Authority Student Housing Revenue Bonds, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.46%, 7/11/16(1)	15,560	15,560
Illinois Finance Authority Revenue Bonds, Community Action Partnership,
(Citibank N.A. LOC),
0.46%, 7/11/16(1)	4,670	4,670

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Illinois - 6.0% continued
Illinois Finance Authority Revenue Bonds, Illinois Wesleyan University,
(PNC Bank N.A. LOC),
0.46%, 7/11/16(1)	$6,075	$6,075
Illinois Finance Authority Revenue Bonds, Joan W & Irving B Dance Project,
(PNC Bank N.A. LOC),
0.46%, 7/11/16(1)	6,000	6,000
Illinois State Development Finance Authority Revenue Bonds, Series B, Evanston Northwestern,
0.40%, 7/1/16(1)	7,425	7,425
Illinois State Development Financial Authority Revenue Bonds, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.44%, 7/11/16(1)	2,145	2,145
Illinois State Educational Facilities Authority Revenue Bonds, Elmhurst College,
(BMO Harris Bank N.A. LOC),
0.43%, 7/11/16(1)	12,000	12,000
Illinois State Educational Facilities Authority Revenue Bonds, Series B, University of Chicago,
0.50%, 3/7/17(2)	31,000	31,000
Illinois State Educational Facilities Authority Revenue Bonds, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.42%, 7/11/16(1)	6,000	6,000
Illinois State Finance Authority Revenue Bonds, Elmhurst College,
(BMO Harris Bank N.A. LOC),
0.43%, 7/11/16(1)	12,500	12,500
Illinois State Finance Authority Revenue Bonds, Ingalls Health System,
(JPMorgan Chase Bank N.A. LOC),
0.42%, 7/11/16(1)	12,700	12,700
Illinois State Finance Authority Revenue Bonds, North Park University Project,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(1)	22,900	22,900
Illinois State Finance Authority Revenue Bonds, Series C, Museum Science & Industry,
(PNC Bank N.A. LOC),
0.42%, 7/11/16(1)	12,685	12,685
Illinois State Finance Authority Revenue Bonds, Series D, OSF Healthcare System,
(JPMorgan Chase Bank N.A. LOC),
0.42%, 7/11/16(1)	25,000	25,000
Illinois State Finance Authority Revenue Bonds, YMCA of Metropolitan Chicago Project,
(BMO Harris Bank N.A. LOC),
0.46%, 7/11/16(1)	2,900	2,900
Illinois State Health Facilities Authority Revenue Bonds, Memorial Health System,
(JPMorgan Chase Bank N.A. LOC),
0.40%, 7/1/16(1)	8,925	8,925
Illinois State Housing Development Authority MFH Revenue Bonds, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.44%, 7/11/16(1)	6,300	6,300
Illinois State Toll Highway Authority Revenue Bonds, Series A-2D,
(Royal Bank of Canada LOC),
0.41%, 7/11/16(1)	6,800	6,800
Lisle Illinois MFH Revenue Bonds, Ashley of Lisle Project,
(FHLMC LOC),
0.45%, 7/11/16(1)	27,000	27,000
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.42%, 7/11/16(1)	13,900	13,900
University of Illinois Revenue Refunding Bonds, UIC South Campus Development,
(JPMorgan Chase Bank N.A. LOC),
0.46%, 7/11/16(1)	6,500	6,500

		311,385

Indiana - 7.1%
County of Tippecanoe Indiana Revenue Bonds, Faith Property, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.41%, 7/11/16(1)	4,130	4,130
Indiana Bond Bank Revenue Notes, Series A,
2.00%, 1/4/17	55,420	55,813
Indiana Development Finance Authority Revenue Bonds, Archer-Daniels-Midland Co.,
0.42%, 7/11/16(1)	8,000	8,000

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Indiana - 7.1% continued
Indiana Finance Authority Environmental Revenue Refunding Bonds, Series A3, Duke Energy Industry Project,
(Mizuho Bank Ltd. LOC),
0.46%, 7/11/16(1)	$15,425	$15,425
Indiana Finance Authority Hospital Revenue Bonds, Series D, Parkview Health System,
(Wells Fargo Bank N.A. LOC),
0.40%, 7/11/16(1)	22,425	22,425
Indiana State Health Facility Financing Authority Revenue Bonds, Ascencion Health,
5.00%, 7/28/16(2)	9,645	9,677
Indiana State Municipal Power Agency Revenue Bonds, Series A,
(U.S. Treasury Escrowed),
5.00%, 1/1/17(2)	5,000	5,112
Lawrenceburg PCR Refunding Bonds, Series I, Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.41%, 7/11/16(1)	18,750	18,750
Posey County Economic Development Revenue Refunding Bonds,
(U.S. Treasury Escrowed),
0.35%, 8/2/16(2)	225,000	225,000
St. Joseph County Hospital Authority Revenue Refunding Bonds, Series A, Memorial Health,
(JPMorgan Chase Bank N.A. LOC),
0.42%, 7/11/16(1)	6,265	6,265

		370,597

Iowa - 1.2%
City of Hills Iowa Health Facilities Revenue Bonds, Mercy Hospital Project,
(U.S. Bank N.A. LOC),
0.39%, 7/1/16(1)	10,280	10,280
Iowa Finance Authority Community Revenue Bonds, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.42%, 7/11/16(1)	22,510	22,510
Iowa Finance Authority Health Facilities Revenue Bonds, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.40%, 7/1/16(1)	5,600	5,600
Iowa Higher Education Loan Authority Revenue Bonds, Private College Des Moines,
(BMO Harris Bank N.A. LOC),
0.40%, 7/1/16(1)	4,800	4,800
Iowa Higher Education Loan Authority Revenue Bonds, Private College,
(Bank of America N.A. LOC),
0.38%, 7/1/16(1)	2,500	2,500
Iowa State Finance Authority Economic Development Revenue Bonds, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.44%, 7/11/16(1)	3,120	3,120
Iowa State Higher Education Loan Authority Revenue Refunding Bonds, Loras Private College Facilities,
(Bank of America N.A. LOC),
0.38%, 7/1/16(1)	5,040	5,040
Urbandale Iowa IDR Bonds, Aurora Bus Park,
(FHLB of Des Moines LOC),
0.43%, 7/11/16(1)	7,600	7,600

		61,450

Kansas - 2.2%
Burlington Environment Improvement Revenue Refunding Bonds, Kansas City Power & Light,
(Mizuho Bank Ltd. LOC),
0.48%, 7/11/16(1)	13,800	13,800
City of Burlington Environmental Improvement Revenue Refunding Bonds, Series B, Kansas City Power & Lights Co. Project,
(Mizuho Bank Ltd. LOC),
0.48%, 7/11/16(1)	22,550	22,550
City of Mission MFH Revenue Refunding Bonds, Silverwood Apartment Project,
(FNMA LOC),
0.45%, 7/11/16(1)	11,000	11,000
Kansas State Development Finance Authority MFH Revenue Bonds, Series B, Boulevard Apartments,
(U.S. Bank N.A. LOC),
0.46%, 7/11/16(1)	18,715	18,715

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Kansas - 2.2% continued
Kansas State Health Facilities Development Finance Authority Revenue Bonds, Series J, Ku Health System,
(U.S. Bank N.A. LOC),
0.39%, 7/1/16(1)	$7,400	$7,400
Leawood G.O. Unlimited Temporary Notes, Series 1,
2.00%, 9/1/16	20,000	20,056
Wichita G.O. Unlimited Temporary Notes, Series 278,
0.88%, 4/15/17	20,000	20,031

		113,552

Kentucky - 1.4%
Boone County PCR Revenue Refunding Bonds, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.41%, 7/11/16(1)	11,000	11,000
Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare,
1.00%, 12/1/16	26,000	26,041
Kentucky Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series D1,
1.25%, 7/1/16	4,600	4,600
Kentucky State Housing Corp. Multifamily Rental Housing Revenue Bonds, Winterwood Rural Housing Portfolio,
(U.S. Treasury Escrowed),
0.65%, 12/15/16(2)	21,175	21,175
Pikeville Hospital Revenue BANS, Pikeville Medical Center,
2.00%, 3/1/17	9,000	9,083

		71,899

Louisiana - 1.9%
East Baton Rouge Parish IDB Revenue Bonds, Series B, Exxon Mobil Project,
0.38%, 7/1/16(1)	53,200	53,200
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Go To The Show,
(FHLB of Dallas LOC),
0.43%, 7/11/16(1)	9,055	9,055
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series B, Basf Project,
0.47%, 7/11/16(1)	7,500	7,500
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series B, Loop LLC Project,
(JPMorgan Chase Bank N.A. LOC),
0.46%, 7/11/16(1)	5,100	5,100
Louisiana State Public Facilities Authority Revenue Bonds, Coca-Cola Bottling Co. Project,
(U.S. Bank N.A. LOC),
0.42%, 7/11/16(1)	24,000	24,000

		98,855

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.42%, 7/11/16(1)	14,600	14,600

Maryland - 2.4%
Anne Arundel County Maryland Revenue Bonds, Key School Facility,
(Manufacturers & Traders Trust Co. LOC),
0.48%, 7/11/16(1)	7,850	7,850
Baltimore County Economic Development Revenue Bonds, Torah Institute Baltimore Project,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	1,970	1,970
Baltimore County Maryland Revenue Bonds, Maryvale Prep School Facility,
(Manufacturers & Traders Trust Co. LOC),
0.48%, 7/11/16(1)	3,400	3,400
Baltimore County Maryland Revenue Bonds, Notre Dame Preparatory School,
(Manufacturers & Traders Trust Co. LOC),
0.46%, 7/11/16(1)	3,195	3,195
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
(MUFG Union Bank N.A. LOC),
0.41%, 7/11/16(1)	20,000	20,000
Maryland State Community Development Administration Department of Housing & Community Development Revenue Bonds, Series A, MFH Development,
(FHLMC LOC),
0.44%, 7/11/16(1)	14,045	14,045

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Maryland - 2.4% continued
Maryland State Community Development Administration Department of Housing & Community Development Revenue Bonds, Series F,
(PNC Bank N.A. LOC),
0.42%, 7/11/16(1)	$9,145	$9,145
Maryland State Economic Development Corp. Revenue Bonds, Opportunity Builders Facility,
(Manufacturers & Traders Trust Co. LOC),
0.48%, 7/11/16(1)	5,195	5,195
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Medical Center,
(U.S. Treasury Escrowed),
5.00%, 7/1/16(2)	4,605	4,605
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program,
(TD Bank N.A. LOC),
0.40%, 7/11/16(1)	19,100	19,100
Montgomery County Municipal Interest Bearing CP,
0.48%, 7/13/16	14,500	14,500
Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series A,
0.41%, 7/11/16(1)	3,000	3,000
Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series B-3,
0.41%, 7/11/16(1)	18,200	18,200

		124,205

Massachusetts - 1.0%
Boston Water & Sewer Commission Municipal Interest Bearing CP,
(State Street Bank & Trust Co. LOC),
0.18%, 7/5/16	8,000	8,000
Commonwealth of Massachusetts G.O. Limited Revenue Bonds, Series B, Central Artery,
0.38%, 7/1/16(1)	2,000	2,000
JP Morgan Chase Putters/Drivers Trust Various States G.O. Unlimited Bonds, Series 2005,
(JPMorgan Chase Bank N.A. LOC),
0.39%, 7/1/16(1) (4)	18,900	18,900
JP Morgan Chase Putters/Drivers Trust Various States G.O. Unlimited Bonds, Series 5004,
(JPMorgan Chase Bank N.A. LOC),
0.39%, 7/1/16(1) (4)	18,900	18,900
Massachusetts State Development Finance Agency Revenue Bonds, Credit-Wilber School Apartments,
(FHLB of Atlanta LOC),
0.43%, 7/11/16(1)	4,950	4,950

		52,750

Michigan - 1.1%
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue Bonds, University,
(JPMorgan Chase Bank N.A. LOC),
0.49%, 7/11/16(1)	8,175	8,175
Michigan State Strategic Fund Limited Obligation Bonds, CS Facilities LLC Project,
(MUFG Union Bank N.A. LOC),
0.44%, 7/11/16(1)	10,000	10,000
Michigan State University General Revenue Bonds, Series A,
0.45%, 7/11/16(1)	28,500	28,500
University of Michigan Municipal Interest Bearing CP,
0.45%, 8/2/16	9,000	9,000

		55,675

Minnesota - 3.4%
Burnsville MFH Revenue Refunding Bonds, Series A, Berkshire Project,
(FNMA LOC),
0.50%, 7/11/16(1)	4,860	4,860
City of Edina MFH Revenue Refunding Bonds, Edina Park Plaza,
(FHLMC LOC),
0.42%, 7/11/16(1)	10,200	10,200
City of Edina MFH Revenue Refunding Bonds, Vernon Terrace Apartments Project,
(FHLMC LOC),
0.49%, 7/11/16(1)	5,705	5,705
City of Minnetonka MFH Revenue Refunding Bonds, Minnetonka Hills Apartments,
(FNMA LOC),
0.50%, 7/11/16(1)	3,865	3,865

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Minnesota - 3.4% continued
City of Rochester Health Care Facilities Revenue Refunding Bonds, Mayo Clinic,
0.40%, 7/11/16(1)	$10,000	$10,000
Clipper Tax-Exempt Certificate Trust Adjustable Revenue Bonds, Series 2009-59 Participation
(Non-AMT),
0.44%, 7/11/16(1) (4)	25,900	25,900
Fridley Minnesota Senior Housing Refunding Bonds, Banfill Crossing,
(FNMA LOC),
0.50%, 7/11/16(1)	7,455	7,455
Inver Grove Heights Senior Housing Revenue Refunding Bonds, PHM/Inver Grove, Inc. Project,
(FNMA Escrowed),
0.43%, 7/11/16(1)	12,035	12,035
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Revenue Bonds, Series B-2, Allina Health System,
(JPMorgan Chase Bank N.A. LOC),
0.37%, 7/1/16(1)	19,865	19,865
Minneapolis Minnesota Student Residence Revenue Bonds, Riverton Community Housing Project,
(FHLB of Des Moines LOC),
0.52%, 7/11/16(1)	5,965	5,965
Minnesota Agricultural & Economic Development Board Revenue Bonds, Evangelical Lutheran Project,
(U.S. Bank N.A. LOC),
0.43%, 7/11/16(1)	13,170	13,170
Minnesota State Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction,
1.00%, 11/1/16	10,000	10,020
Pine City Senior Housing Revenue Refunding Bonds, Lakeview Commons Project,
(FNMA LOC),
0.43%, 7/11/16(1)	5,500	5,500
RBC Municipal Products, Inc. Trust Revenue Bonds,
(Royal Bank of Canada LOC),
0.44%, 7/11/16(1) (4)	30,000	30,000
Saint Louis Park MFH Revenue Bonds, Series B, Shoreham Project,
(FHLB of Des Moines LOC),
0.51%, 7/11/16(1)	3,700	3,700
St. Louis Park Multifamily Revenue Refunding Bonds, Westwind Apartments Project,
(FNMA LOC),
0.49%, 7/11/16(1)	5,565	5,565
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue Bonds,
Health Partners Obligation Group Project,
(U.S. Treasury Escrowed),
5.25%, 11/15/16(2)	1,500	1,527
St. Paul Port Authority Multifamily Revenue Refunding Bonds, Housing-Bigos-Sibley Project,
(FHLMC LOC),
0.53%, 7/11/16(1)	3,000	3,000

		178,332

Mississippi - 1.8%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series D, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.38%, 7/1/16(1)	12,970	12,970
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series E, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.39%, 7/1/16(1)	4,700	4,700
0.44%, 7/1/16(1)	10,700	10,700
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series J, Chevron USA, Inc.,
0.39%, 7/1/16(1)	30,000	30,000
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series A, Chevron USA, Inc.,
0.38%, 7/1/16(1)	8,030	8,030
Mississippi Development Bank Special Obligation Revenue Bonds, Jackson County Industrial Water System,
0.38%, 7/1/16(1)	12,000	12,000
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series F, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.39%, 7/1/16(1)	200	200

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Mississippi - 1.8% continued
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series H, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.44%, 7/1/16(1)	$10,000	$10,000
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series L, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.44%, 7/1/16(1)	7,400	7,400

		96,000

Missouri - 3.6%
Kansas City IDA MFH Revenue Refunding Bonds, Ethans Apartments Project,
(U.S. Bank N.A. LOC),
0.43%, 7/11/16(1)	15,060	15,060
Kansas City IDA MFH Revenue Refunding Bonds, Woodlands Partners Project,
(FNMA LOC),
0.43%, 7/11/16(1)	4,045	4,045
Kansas City Metropolitan Community Colleges Building Corp. Revenue Refunding Bonds, Improvement Leasehold Junior College,
(U.S. Treasury Escrowed),
5.00%, 7/1/16(2)	1,115	1,115
Kansas City Metropolitan Community Colleges Building Corp. Revenue Refunding Bonds, Leasehold Improvement-Junior College,
(U.S. Treasury Escrowed),
5.00%, 7/1/16(2)	2,000	2,000
Missouri State Development Finance Board Infrastructure Revenue Bonds, Series C, St. Louis Convention Center,
(U.S. Bank N.A. LOC),
0.39%, 7/1/16(1)	2,335	2,335
Missouri State Health & Educational Facilities Authority Revenue Bonds, De Smet Jesuit High School,
(U.S. Bank N.A. LOC),
0.39%, 7/1/16(1)	3,335	3,335
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, Bethesda Health Group, Inc.,
(Bank of America N.A. LOC),
0.40%, 7/1/16(1)	1,465	1,465
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series C, Pooled Hospital Freeman Health Systems,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(1)	5,235	5,235
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series C2, Ascension Health,
0.43%, 7/11/16(1)	21,500	21,500
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series C3, Ascension Health,
0.41%, 7/11/16(1)	26,200	26,200
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
0.45%, 7/11/16(1)	6,105	6,105
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.44%, 7/11/16(1) (4)	5,200	5,200
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series E-47,
(Royal Bank of Canada LOC),
0.44%, 7/11/16(1) (4)	49,995	49,995
St. Charles County IDA Revenue Refunding Bonds, Casalon Apartments Project,
(FNMA Escrowed),
0.43%, 7/11/16(1)	5,770	5,770
St. Charles County IDA Revenue Refunding Bonds, Country Club Apartments Project,
(FNMA LOC),
0.43%, 7/11/16(1)	21,000	21,000
St. Charles County IDA Revenue Refunding Bonds, Remington Apartments Project,
(FNMA Escrowed),
0.43%, 7/11/16(1)	12,700	12,700
St. Charles County Public Water Supply District No. 2 Revenue Refunding COPS, Series A,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(1)	5,925	5,925

		188,985

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Montana - 1.2%
City of Forsyth Montana PCR Refunding Bonds, Pacificorp Project,
(Bank of Nova Scotia LOC),
0.39%, 7/1/16(1)	$34,200	$34,200
Livingston RANS, Livingston Healthcare Project,
1.00%, 12/1/16	12,000	12,020
Montana State Board of Investments Revenue Bonds, Intercap Revolving Program,
0.52%, 3/1/17(2)	18,600	18,600

		64,820

Nebraska - 0.7%
Douglas County Hospital Authority No. 2 Revenue Refunding Bonds, Series A, Children’s Hospital,
(U.S. Bank N.A. LOC),
0.39%, 7/1/16(1)	14,500	14,500
Lancaster County Hospital Authority No. 1 Revenue Refunding Bonds, Series B-1, BryanIgh Medical Center,
(U.S. Bank N.A. LOC),
0.39%, 7/1/16(1)	10,860	10,860
Lancaster County Hospital Authority No. 1 Revenue Refunding Bonds, Series B-2, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.42%, 7/11/16(1)	3,810	3,810
Saline County Hospital Authority No. 1 Revenue Refunding Bonds, Series C, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.42%, 7/11/16(1)	7,475	7,475

		36,645

Nevada - 1.0%
Carson City Hospital Revenue Bonds, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.43%, 7/11/16(1)	7,775	7,775
Carson City Hospital Revenue Bonds, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.43%, 7/11/16(1)	3,200	3,200
Clark County Department of Aviation Airport Revenue Bonds, Sub Lien, Series D-2B,
(Royal Bank of Canada LOC),
0.41%, 7/11/16(1)	3,150	3,150
Las Vegas Valley Water District Municipal Interest Bearing CP,
0.42%, 7/8/16	38,000	38,000

		52,125

New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Easter Seals New Hampshire,
(FHLB of Boston LOC),
0.43%, 7/11/16(1)	9,355	9,355
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.42%, 7/11/16(1)	5,885	5,885

		15,240

New Jersey - 0.3%
Hudson County Improvement Authority Revenue Notes, Series A-1,
2.25%, 4/19/17	5,550	5,612
Nuveen New Jersey Dividend Advantage Municipal Fund Demand Preferred,
0.54%, 7/11/16(1) (4)	10,000	10,000

		15,612

New Mexico - 0.3%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare,
0.46%, 7/11/16(1)	15,300	15,300

New York - 13.3%
City of New York G.O. Unlimited Bonds, Subseries D-4,
(New York LOC),
0.38%, 7/1/16(1)	2,300	2,300
City of New York G.O. Unlimited Bonds, Subseries I-6,
(Bank of New York Mellon LOC),
0.38%, 7/1/16(1)	20,700	20,700
Liberty Development Corp. Revenue Bonds, 377 Greenwich LLC,
(Wells Fargo Bank N.A. LOC),
0.44%, 7/11/16(1)	12,725	12,725
Metropolitan Transportation Authority BANS, Series A-1F,
2.00%, 10/1/16	25,000	25,086

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
New York - 13.3% continued
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-1,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.42%, 7/11/16(1)	$10,000	$10,000
Metropolitan Transportation Authority New York Revenue Bonds, Subseries E-3,
(Bank of Montreal LOC),
0.40%, 7/7/16(3)	3,400	3,400
Metropolitan Transportation Authority Revenue BANS, Subseries B1-B,
0.75%, 8/1/16	8,000	8,001
Metropolitan Transportation Authority Revenue BANS, Subseries B1-F,
0.50%, 8/1/16	15,000	15,001
Metropolitan Transportation Authority Revenue Bonds, Subseries E-4,
(Bank of the West LOC),
0.45%, 7/11/16(1)	7,000	7,000
Monroe County Industrial Development Agency Revenue Bonds, Harley School Project,
(Manufacturers & Traders Trust Co. LOC),
0.46%, 7/11/16(1)	1,800	1,800
Monroe County New York Development Agency Revenue Bonds, Margaret Woodbury Strong,
(Manufacturers & Traders Trust Co. LOC),
0.41%, 7/11/16(1)	26,400	26,400
New York City G.O. Unlimited Bonds, Series A-5,
(Sumitomo Mitsui Banking Corp. LOC),
0.42%, 7/11/16(1)	13,605	13,605
New York City G.O. Unlimited Bonds, Series E, Subseries E-4,
(Bank of America N.A. LOC),
0.41%, 7/11/16(1)	18,000	18,000
New York City G.O. Unlimited Bonds, Subseries B-3,
0.40%, 7/11/16(1)	16,200	16,200
New York City G.O. Unlimited Bonds, Subseries H-8,
0.42%, 7/11/16(1)	11,635	11,635
New York City Housing Development Corp. Multifamily Revenue Bonds, Series B,
0.43%, 10/3/16(2)	15,000	15,000
New York City IDA Civic Facility Revenue Bonds, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.46%, 7/11/16(1)	2,975	2,975
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series B, Second General Resolution,
0.38%, 7/1/16(1)	6,465	6,465
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries B-2,
0.41%, 7/11/16(1)	20,000	20,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-7,
0.40%, 7/11/16(1)	7,650	7,650
New York City Water & Sewer System Second General Revenue Bonds, Fiscal 2008 Series BB-2,
0.40%, 7/1/16(1)	25,010	25,010
New York G.O. Unlimited Bonds, Fiscal 2008, Subseries J-5,
0.40%, 7/1/16(1)	2,900	2,900
New York G.O. Unlimited Bonds, Fiscal 2015, Subseries F-7,
(Royal Bank of Canada LOC),
0.39%, 7/1/16(1)	7,000	7,000
New York G.O. Unlimited Bonds, Series A-5,
(Royal Bank of Canada LOC),
0.39%, 7/1/16(1)	4,100	4,100
New York G.O. Unlimited Bonds, Subseries I-8,
0.39%, 7/1/16(1)	4,110	4,110
New York Mortgage Agency Homeowner Revenue Bonds, Series 159,
0.41%, 7/11/16(1)	30,000	30,000
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.41%, 7/11/16(1)	3,125	3,125
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Samaritan Medical Center,
(HSBC Bank USA N.A. LOC),
0.41%, 7/11/16(1)	8,120	8,120

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
New York - 13.3% continued
New York State Dormitory Authority Supported Debt Revenue Bonds, Cornell University,
(Cornell University Gtd.),
0.41%, 7/11/16(1)	$4,300	$4,300
New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4,
(Bank of Nova Scotia LOC),
0.41%, 7/11/16(1)	15,800	15,800
New York State Housing Finance Agency Revenue Bonds, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.44%, 7/11/16(1)	20,000	20,000
New York State Housing Finance Agency Revenue Bonds, 33 Bond Street,
(Manufacturers & Traders Trust Co. LOC),
0.42%, 7/11/16(1)	6,450	6,450
New York State Housing Finance Agency Revenue Bonds, 606 W 57Th Street,
(Wells Fargo Bank N.A. LOC),
0.41%, 7/11/16(1)	4,000	4,000
New York State Housing Finance Agency Revenue Bonds, Affordable Housing, Clinton Park Phase II,
(Wells Fargo Bank N.A. LOC),
0.42%, 7/11/16(1)	37,000	37,000
New York State Housing Finance Agency Revenue Bonds, Maestro W Chelsea Housing,
(Wells Fargo Bank N.A. LOC),
0.42%, 7/11/16(1)	27,600	27,600
New York State Housing Finance Agency Revenue Bonds, Series A, 205 East 92nd Street,
(Wells Fargo Bank N.A. LOC),
0.42%, 7/11/16(1)	13,000	13,000
New York State Housing Finance Agency Revenue Bonds, Series A, 8 East 102nd Street,
(TD Bank N.A. LOC),
0.40%, 7/11/16(1)	19,850	19,850
New York State Housing Finance Agency Revenue Bonds, Series A, 855 Sixth Avenue Housing,
(Wells Fargo Bank N.A. LOC),
0.46%, 7/11/16(1)	24,500	24,500
New York State Housing Finance Agency Revenue Bonds, Series A, Maestro West Chelsea Housing,
(Wells Fargo Bank N.A. LOC),
0.42%, 7/11/16(1)	7,750	7,750
New York State Housing Finance Agency Revenue Bonds, Series A, Riverside Center 2,
(Bank of America N.A. LOC),
0.42%, 7/11/16(1)	10,000	10,000
New York State Housing Finance Agency Revenue Bonds, Series A, Riverside Center,
(Bank of America N.A. LOC),
0.42%, 7/11/16(1)	24,700	24,700
New York State Housing Finance Agency Revenue Bonds, Series A, West Chelsea,
(Wells Fargo Bank N.A. LOC),
0.42%, 7/11/16(1)	40,000	40,000
New York State Housing Finance Agency Revenue Bonds, Series A-1, Riverside Center 2 Housing,
(Bank of America N.A. LOC),
0.42%, 7/11/16(1)	21,000	21,000
New York State Housing Finance Agency Revenue Bonds, Series A-2, Riverside Center 2 Housing,
(Bank of America N.A. LOC),
0.40%, 7/11/16(1)	5,200	5,200
New York State Housing Finance Agency Revenue Bonds, Series S, 19 India Street,
(JPMorgan Chase Bank N.A. LOC),
0.42%, 7/11/16(1)	10,000	10,000
New York State Urban Development Corp. Revenue Refunding Bonds, Series A-1, Service Contract,
(Wells Fargo Bank N.A. LOC),
0.42%, 7/11/16(1)	12,250	12,250
Nuveen New York AMT-Free Municipal Income Fund Tax-Exempt Demand Preferred, Series 1,
0.49%, 7/11/16(1) (4)	15,000	15,000
Onondaga County New York Industrial Development Agency Civic Facilities Revenue Bonds, Syracuse Research Corp. Project,
(Manufacturers & Traders Trust Co. LOC),
0.46%, 7/11/16(1)	5,840	5,840

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
New York - 13.3% continued
Town of Niagara New York Area Development Corp. Revenue Bonds, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.41%, 7/11/16(1)	$6,875	$6,875
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Subseries B-3,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.42%, 7/11/16(1)	12,900	12,900
Yonkers Industrial Development Agency Civic Facility Revenue Bonds, Consumers Union of United States,
(JPMorgan Chase Bank N.A. LOC),
0.42%, 7/11/16(1)	20,325	20,325

		692,648

North Carolina - 2.5%
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series D, Carolinas Healthcare,
(U.S. Bank N.A. LOC),
0.38%, 7/1/16(1)	20,510	20,510
Forsyth County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	1,410	1,410
Guilford County G.O. Unlimited Bonds, Series B,
0.44%, 7/11/16(1)	8,455	8,455
North Carolina Capital Facilities Finance Agency Revenue Bonds, Series A, YMCA of Greater Charlotte Project,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	3,980	3,980
North Carolina Capital Recreational Facilities Finance Agency Revenue Bonds, Series B, YMCA of Greater Charlotte Project,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	10,485	10,485
North Carolina Medical Care Commission Hospital Revenue Bonds, Series A, Moses Cone Health System,
0.41%, 7/11/16(1)	12,800	12,800
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Bonds, Rocky Mountain Preparatory School,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	4,900	4,900
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Barton College,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	4,400	4,400
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Eagle-20140051 Class A,
0.44%, 7/11/16(1) (4)	8,000	8,000
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series C, Wakemed,
(Wells Fargo Bank N.A. LOC),
0.39%, 7/11/16(1)	24,910	24,910
North Carolina State Medical Care Commission Hospital Revenue Bonds, Series B, Moses Cone Health System,
0.39%, 7/1/16(1)	6,000	6,000
North Carolina State Medical Care Commission Hospital Revenue Bonds, Southeastern Regional Medical Center,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	8,805	8,805
Raleigh Durham North Carolina Airport Authority Revenue Refunding Bonds, Series C,
(Royal Bank of Canada LOC),
0.41%, 7/11/16(1)	15,225	15,225

		129,880

Ohio - 1.5%
Butler County Revenue Bonds, Lakota Family YMCA,
(PNC Bank N.A. LOC),
0.46%, 7/11/16(1)	1,600	1,600
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Series C, Museum of Art Project,
0.42%, 7/11/16(1)	4,900	4,900
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Series D-R, Museum of Art Project,
0.42%, 7/11/16(1)	400	400

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Ohio - 1.5% continued
Cleveland-Cuyahoga County Port Authority Revenue Bonds, Carnegie/89th Garage Project,
(JPMorgan Chase Bank N.A. LOC),
0.44%, 7/11/16(1)	$10,000	$10,000
Franklin County Health Care Facilities Revenue Bonds, Series A, Friendship Village of Dublin,
(PNC Bank N.A. LOC),
0.41%, 7/11/16(1)	6,675	6,675
Franklin County Hospital Facilities Revenue Refunding Bonds, Series C, Ohiohealth Corp.,
0.41%, 7/11/16(1)	10,000	10,000
Hamilton County Hospital Facilities Revenue Bonds, Series A, Children’s Hospital Medical Center,
(PNC Bank N.A. LOC),
0.42%, 7/11/16(1)	8,725	8,725
Montgomery County Ohio Economic Development Revenue Bonds, The Dayton Art Institute,
(U.S. Bank N.A. LOC),
0.44%, 7/11/16(1)	4,600	4,600
Nuveen Ohio Quality Income Municipal Fund Tax-Exempt Demand Preferred, Series 1-1480,
0.53%, 7/11/16(1) (4)	16,000	16,000
Ohio State G.O. Unlimited Bonds, Series B, Common Schools,
0.41%, 7/11/16(1)	10,815	10,815
Ohio State University Revenue Bonds,
0.42%, 7/11/16(1)	5,560	5,560

		79,275

Oklahoma - 0.1%
Oklahoma State Water Resources Board Adjustable Revenue Bonds,
0.45%, 10/3/16(2)	3,205	3,205
Oklahoma State Water Resources Board Adjustable Revenue Bonds, Series A,
0.45%, 10/3/16(2)	3,450	3,450

		6,655

Oregon - 1.6%
Clackamas County Hospital Facility Authority Revenue Bonds, Series B, Legacy Health System,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(1)	26,250	26,250
Oregon State G.O. Limited TANS, Series A,
2.00%, 9/15/16	42,000	42,153
Oregon State Health & Science University Revenue Bonds, Series B-3,
(MUFG Union Bank N.A. LOC),
0.39%, 7/1/16(1)	10,000	10,000
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Series A, Assumption Village Project,
(MUFG Union Bank N.A. LOC),
0.43%, 7/11/16(1)	2,625	2,625

		81,028

Pennsylvania - 3.4%
Allegheny County IDA Revenue Bonds, Education Center Watson,
(PNC Bank N.A. LOC),
0.43%, 7/11/16(1)	4,300	4,300
Butler County IDA Revenue Bonds, Series A, Concordia Lutheran,
(JPMorgan Chase Bank N.A. LOC),
0.41%, 7/11/16(1)	8,665	8,665
Haverford Township G.O. Bonds, School District,
(TD Bank N.A. LOC),
0.42%, 7/11/16(1)	7,500	7,500
Lancaster IDA Revenue Bonds, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.48%, 7/11/16(1)	9,230	9,230
Lower Merion School District G.O. Limited Bonds, Series A, Capital Project,
(State Street Bank & Trust Co. LOC),
0.40%, 7/11/16(1)	10,580	10,580
Lower Merion School District G.O. Limited Bonds, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(1)	8,700	8,700
Pennsylvania State Housing Finance Agency MFH Special Limited Obligation Revenue Bonds, Foxwood,
(FHLMC LOC),
0.42%, 7/11/16(1)	3,200	3,200

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Pennsylvania - 3.4% continued
Pennsylvania State Housing Finance Agency MFH Special Limited Revenue Bonds, Series CC, Daniel Flood,
(U.S. Treasury Escrowed),
0.75%, 1/1/17(2)	$16,000	$16,000
RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
(Royal Bank of Canada LOC),
0.54%, 7/7/16(3) (4)	75,505	75,505
RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series I-33,
(Royal Bank of Canada LOC),
0.54%, 7/7/16(3) (4)	11,995	11,995
Southcentral Pennsylvania General Authority Revenue Bonds, Hanover Lutheran Village Project,
(Manufacturers & Traders Trust Co. LOC),
0.48%, 7/11/16(1)	7,110	7,110
University of Pittsburgh Municipal Interest Bearing CP,
(University of Pittsburgh Gtd.),
0.50%, 8/16/16	8,300	8,300
West Cornwall Township Municipal Authority Revenue Bonds, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.41%, 7/11/16(1)	3,505	3,505

		174,590

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Series A, Roger Williams University,
(U.S. Bank N.A. LOC),
0.41%, 7/11/16(1)	13,840	13,840

South Carolina - 0.9%
Horry County School District G.O. Unlimited Bonds, Series A,
(U.S. Treasury Escrowed),
4.50%, 9/1/16(2)	9,275	9,339
South Carolina State Housing Finance & Development Authority Multifamily Rental Housing Revenue Bonds, Brookside Crossing Apartments,
(FHLMC LOC),
0.42%, 7/11/16(1)	4,700	4,700
South Carolina State Housing Finance & Development Authority Multifamily Rental Housing Revenue Bonds, Franklin Square Apartments,
(FHLMC LOC),
0.44%, 7/11/16(1)	9,800	9,800
South Carolina State Housing Finance & Development Authority Revenue Bonds, Waters Magnolia Bay,
(U.S. Treasury Escrowed),
0.75%, 1/1/17(2)	18,000	18,000
South Carolina State Institution G.O. Unlimited Bonds, Series B, University of South Carolina,
(U.S. Treasury Escrowed),
3.25%, 10/1/16(2)	5,775	5,817

		47,656

South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series C, Sioux Valley Hospitals & Health,
(U.S. Bank N.A. LOC),
0.43%, 7/11/16(1)	11,095	11,095

Tennessee - 1.3%
Blount County Public Building Authority Local Government Public Improvement Revenue Bonds, Series E7A,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	4,825	4,825
Memphis Health Educational & Housing Facility Board MFH Revenue Refunding Bonds, Watergrove Apartments Project,
(FHLMC LOC),
0.43%, 7/11/16(1)	18,170	18,170
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Bonds, MFH, Arbor Knoll,
(FNMA LOC),
0.43%, 7/11/16(1)	13,400	13,400
Sevier County Public Building Authority Bonds, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.43%, 7/11/16(1)	16,885	16,885
Shelby County Health Educational & Housing Facilities Board MFH Revenue Bonds, Gateway Projects,
(FNMA LOC),
0.43%, 7/11/16(1)	5,575	5,575

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Tennessee - 1.3% continued
Shelby County Health, Educational & Housing Facilities Board MFH Revenue Refunding Bonds, Series A-1, Hedgerow Apartments,
(FNMA Escrowed),
0.43%, 7/11/16(1)	$7,610	$7,610

		66,465

Texas - 9.3%
Bexar County Health Care Facilities Development Corp. Revenue Bonds, Series A, El Centro Del Barrio Project,
(JPMorgan Chase Bank N.A. LOC),
0.44%, 7/11/16(1)	9,415	9,415
Capital Area Housing Finance Corp. Texas Revenue Bonds, Encino Pointe Apartments,
(FHLMC LOC),
0.43%, 7/11/16(1)	15,075	15,075
Carroll Texas Independent School District G.O. Bonds, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.42%, 7/11/16(1)	6,700	6,700
City of Houston Municipal Interest Bearing CP,
0.44%, 7/5/16	15,000	15,000
0.45%, 7/19/16	19,800	19,800
Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-52,
0.44%, 7/11/16(1) (4)	20,000	20,000
Comal Independent School District Adjustable G.O. Unlimited Bonds, Series ROCS RR-II-R-11907,
(Texas Permanent School Fund Program Guaranty Insured),
0.44%, 7/11/16(1) (4)	10,665	10,665
Denton Texas Independent School District G.O. Bonds, Series B, School Building,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.46%, 7/11/16(1)	15,000	15,000
Eclipse Funding Trust, G.O. Bonds, Series 2007-0080, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.40%, 7/1/16(1) (4)	10,285	10,285
Gulf Coast IDA Revenue Bonds, Exxon Mobil Project,
0.32%, 7/1/16(1)	30,305	30,305
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, Exxon Mobil Project,
0.38%, 7/1/16(1)	15,600	15,600
Harris County Cultural Education Facilities Finance Corp. Demand Obligations,
0.57%, 7/7/16	30,000	30,000
Harris County Texas Hospital District Revenue Refunding Bonds, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.41%, 7/11/16(1)	25,975	25,975
Houston Airport System Municipal Interest Bearing CP,
(Royal Bank of Canada LOC),
0.46%, 7/19/16	19,500	19,500
Lubbock Independent School District G.O. Unlimited Bonds, Series A, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.43%, 7/11/16(1)	1,795	1,795
Lubbock Texas Independent School District G.O. Revenue Bonds, School Building,
(Texas Permanent School Fund Program Guaranty Gtd.),
0.43%, 7/11/16(1)	15,890	15,890
Mesquite Independent School District G.O. Unlimited Bonds, Series A, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.43%, 7/11/16(1)	10,885	10,885
Northwest Independent School District G.O. Unlimited Bonds,
(Texas Permanent School Fund Program Guaranty Insured),
0.43%, 7/11/16(1)	5,200	5,200
Panhandle Regional Housing Finance Agency Revenue Bonds, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.43%, 7/11/16(1)	7,285	7,285
Port Arthur Navigation District Exempt Facilities Revenue Bonds, Total Petrochemicals Project,
(Total S.A. Gtd.),
0.45%, 7/11/16(1)	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Texas - 9.3% continued
Port Arthur Navigation District Exempt Facilities Revenue Bonds, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.45%, 7/11/16(1)	$12,900	$12,900
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals,
(Total S.A. Gtd.),
0.45%, 7/11/16(1)	20,000	20,000
0.45%, 7/11/16(1)	5,000	5,000
State of Texas Veterans G.O. Unlimited Bonds, Series D,
0.45%, 7/11/16(1)	19,000	19,000
State of Texas Veterans G.O. Unlimited Revenue Bonds, Series B,
0.45%, 7/11/16(1)	26,700	26,700
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Series C-4, Christus Health,
(Bank of Montreal LOC),
0.46%, 7/11/16(1)	5,340	5,340
Tarrant County Housing Financial Corp. MFH Revenue Bonds, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.43%, 7/11/16(1)	9,660	9,660
Texas Department MFH & Community Affairs Revenue Bonds, Woodmont Apartments,
(FHLMC LOC),
0.43%, 7/11/16(1)	14,395	14,395
Texas State Department of Housing & Community Affairs MFH Adjustable Revenue Bonds, Waters Willow Run Apartments,
(U.S. Treasury Escrowed),
0.60%, 10/1/16	14,500	14,500
Texas State Transportation Commission Highway Fund Revenue Bonds,
(FHLB Escrowed),
5.00%, 4/1/17(2)	16,245	16,774
University of Texas Municipal Interest Bearing CP,
0.18%, 8/2/16	25,000	24,997
University of Texas Revenue Refunding Bonds, Series B, Financing System,
0.39%, 7/11/16(1)	9,975	9,975

		483,616

Utah - 0.5%
Salt Lake County Housing Authority Multifamily Revenue Refunding Bonds, Crossroads Apartments Project,
(FNMA LOC),
0.42%, 7/11/16(1)	3,885	3,885
Utah Housing Corp. Multifamily Revenue Bonds, Series A, Florentine Villas,
(FHLMC LOC),
0.43%, 7/11/16(1)	13,880	13,880
Utah Water Finance Agency Revenue Bonds, Series B-1,
0.43%, 7/11/16(1)	10,000	10,000

		27,765

Virginia - 1.9%
Fairfax County Redevelopment & Housing Authority MFH Revenue Bonds, The Residences at Government Center II Project,
(U.S. Treasury Escrowed),
1.00%, 4/1/17(2)	13,000	13,000
Hanover County EDA Revenue Refunding Notes, Series D, Bon Secours Health,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(1)	13,665	13,665
Lynchburg IDA Revenue Bonds, Series C, Hospital Centra Health,
(Branch Banking & Trust Co. LOC),
0.42%, 7/11/16(1)	11,930	11,930
Lynchburg IDA Revenue Refunding Bonds, Hospital Centra Health,
(FHLB of Atlanta LOC),
0.43%, 7/11/16(1)	6,200	6,200
Lynchburg IDA Revenue Refunding Bonds, Series E, Hospital Centra Health,
(FHLB of Atlanta LOC),
0.43%, 7/11/16(1)	5,200	5,200
Norfolk EDA Revenue Refunding Bonds, Sentara Healthcare,
0.40%, 7/11/16(1)	11,000	11,000
Nuveen Virginia Premium Income Municipal Fund Demand Preferred,
0.55%, 7/11/16(1) (4)	35,000	35,000
Peninsula Ports Authority Demand Obligations,
(U.S. Bank N.A. LOC),
0.20%, 7/1/16	5,000	5,000

		100,995

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Washington - 1.1%
Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-65,
0.44%, 7/11/16(1) (4)	$14,740	$14,740
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
(U.S. Treasury Escrowed),
5.00%, 7/1/16(2)	3,120	3,120
JPMorgan Chase Putters/Drivers Trust Various States Revenue Bonds, Series 5002,
0.39%, 7/1/16(1) (4)	9,190	9,190
King County School District No. 403 Renton G.O. Unlimited Bonds,
(U.S. Treasury Escrowed),
5.00%, 12/1/16(2)	13,200	13,450
Washington Higher Education Facilities Authority Revenue Bonds, Whitman College Project,
0.42%, 7/11/16(1)	13,280	13,280
Washington State Housing Finance Commission Revenue Refunding Bonds, Olympic Heights Apartments,
(FNMA Escrowed),
0.43%, 7/11/16(1)	4,895	4,895

		58,675

West Virginia - 0.0%
Cabell County West Virginia Commission Revenue Bonds, Huntington YMCA Project,
(JPMorgan Chase Bank N.A. LOC),
0.56%, 7/11/16(1)	2,190	2,190

Wisconsin - 3.2%
Appleton Redevelopment Authority Revenue Bonds, Series B, Fox Cities Performing Arts Center,
(JPMorgan Chase Bank N.A. LOC),
0.46%, 7/11/16(1)	10,700	10,700
Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-36,
0.44%, 7/11/16(1) (4)	25,000	25,000
Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-53,
0.44%, 7/11/16(1) (4)	21,745	21,745
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/16	3,000	3,035
PMA Levy & Aid Anticipation Notes Program Revenue Notes, Series A,
2.00%, 7/22/16	9,800	9,809
PMA Levy & Aid Anticipation Notes Program Revenue Notes, Series C,
2.00%, 7/22/16	3,300	3,303
2.00%, 10/21/16	1,500	1,507
Wisconsin Health & Educational Facilities Authority Demand Obligations,
(JPMorgan Chase Bank N.A. LOC),
0.29%, 8/3/16	29,470	29,470
Wisconsin School Districts Temporary Borrowing Cash Flow Administration Program Revenue Note Participations, Series A,
1.00%, 10/10/16	6,950	6,962
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.45%, 7/11/16(1)	4,785	4,785
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Aurora Healthcare,
(Bank of Montreal LOC),
0.40%, 7/1/16(1)	9,875	9,875
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series C, Aurora Healthcare,
(Bank of Montreal LOC),
0.40%, 7/1/16(1)	9,100	9,100
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Medical College Wisconsin, Series B,
(U.S. Bank N.A. LOC),
0.40%, 7/11/16(1)	17,500	17,500
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Oakwood Village,
(BMO Harris Bank N.A. LOC),
0.41%, 7/11/16(1)	7,105	7,105
Wisconsin State Health & Educational Facilities Authority,
(Bank of Montreal LOC),
0.41%, 7/11/16(1)	7,015	7,015

		166,911

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.1% continued
Wyoming - 0.8%
Lincoln County PCR Refunding Bonds, Series E, Exxon Mobil Project (Non-AMT),
0.38%, 7/1/16(1)	$25,800	$25,800
Sublette County PCR Refunding Bonds, Exxon Mobil Project,
0.38%, 7/1/16(1)	15,400	15,400

		41,200

Municipal States Pooled Securities - 0.9%
Western Asset Intermediate Municipals Fund, Inc. Demand Preferred, Series 1 (AMT),
0.50%, 7/11/16(1) (4)	35,100	35,100
Western Asset Municipal Partners Fund, Inc. Demand Preferred, Series 1,
0.50%, 7/11/16(1) (4)	12,600	12,600

		47,700

Total Municipal Investments (Cost $5,101,505)		5,101,505

Total Investments - 98.1% (Cost $5,101,505)(7)		5,101,505

Other Assets less Liabilities - 1.9%		97,446

NET ASSETS - 100.0%		$5,198,951

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(3)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Restricted security that has been deemed illiquid. At June 30, 2016, the value of these restricted illiquid securities amounted to $48,290,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds,
0.55%, 7/14/16	5/11/11	$14,965

RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60,
0.58%, 8/1/16	4/28/15	33,325

(6)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(7)	The cost for federal income tax purposes was approximately $5,101,505,000.

Percentages shown are based on Net Assets.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	17.4%
Housing	16.3
University	8.3
County	7.7
Industrial	5.6
Water & Sewer	5.5
IDB & PCR	5.5
School	5.2
State	5.1
All other sectors less than 5%	23.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund(1)	$—	$5,101,505	$—	$5,101,505

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

CP - Commercial Paper

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Agency

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

TANS - Tax Anticipation Notes

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3%(1)
Federal Farm Credit Bank - 16.3%
FFCB Bonds,
0.50%, 8/26/16	$17,750	$17,750
0.80%, 6/16/17	4,000	4,005
FFCB Discount Notes,
0.29%, 7/5/16(2)	5,000	5,000
0.40%, 7/11/16(2)	2,000	2,000
0.47%, 7/11/16(2)	5,000	4,999
0.32%, 7/27/16(2)	3,000	2,999
0.41%, 7/27/16(2)	2,000	1,999
0.42%, 8/2/16(2)	3,000	2,999
0.44%, 8/30/16(2)	2,000	1,999
0.37%, 9/1/16(2)	10,000	9,994
0.35%, 9/2/16(2)	6,000	5,996
0.61%, 9/8/16(2)	3,000	2,997
0.36%, 9/12/16(2)	46,143	46,110
0.63%, 9/20/16(2)	3,000	2,996
0.57%, 9/27/16(2)	5,000	4,993
0.39%, 9/29/16(2)	10,000	9,990
0.57%, 9/29/16(2)	3,000	2,996
0.63%, 10/4/16(2)	6,000	5,990
0.73%, 10/4/16(2)	25,000	24,952
0.39%, 10/7/16(2)	5,000	4,995
0.59%, 10/13/16(2)	5,000	4,992
0.38%, 10/14/16(2)	10,000	9,989
0.39%, 10/14/16(2)	3,000	2,997
0.38%, 10/18/16(2)	6,000	5,993
0.44%, 10/21/16(2)	6,500	6,491
0.61%, 10/27/16(2)	7,000	6,986
0.45%, 11/1/16(2)	6,500	6,490
0.51%, 11/2/16(2)	4,000	3,993
0.56%, 11/18/16(2)	10,000	9,979
0.56%, 12/5/16(2)	20,000	19,952
0.53%, 12/14/16(2)	4,000	3,990
0.56%, 12/20/16(2)	6,000	5,984
0.58%, 12/20/16(2)	4,000	3,989
0.54%, 1/4/17(2)	4,000	3,989
0.54%, 1/6/17(2)	15,000	14,958
0.68%, 1/17/17(2)	10,000	9,963
0.67%, 1/23/17(2)	7,000	6,974
0.56%, 2/1/17(2)	3,000	2,990
0.56%, 2/2/17(2)	15,000	14,950
0.68%, 2/7/17(2)	12,000	11,951
0.57%, 2/10/17(2)	8,000	7,972
0.74%, 2/14/17(2)	7,000	6,968
0.74%, 2/17/17(2)	7,000	6,967
0.69%, 2/22/17(2)	11,000	10,951
0.55%, 3/7/17(2)	3,000	2,989
0.61%, 3/8/17(2)	2,000	1,992
0.61%, 3/10/17(2)	6,000	5,975
0.62%, 3/17/17(2)	4,000	3,982
0.61%, 4/4/17(2)	3,000	2,986
0.61%, 4/11/17(2)	2,000	1,991
0.64%, 4/19/17(2)	4,000	3,980
0.63%, 5/2/17(2)	4,000	3,979
0.64%, 5/9/17(2)	2,000	1,989
0.64%, 5/15/17(2)	6,000	5,967
0.61%, 5/18/17(2)	2,000	1,989
FFCB Notes,
0.59%, 7/5/16(3)	20,000	19,990
0.43%, 7/6/16(3)	5,000	5,000
0.48%, 7/6/16(3)	5,000	5,002
0.43%, 7/7/16(4)	5,000	5,000
0.53%, 7/7/16(3)	9,000	9,000
0.62%, 7/8/16(3)	20,000	19,998
0.43%, 7/10/16(3)	5,000	5,000
0.60%, 7/12/16(3)	7,000	6,999
0.43%, 7/18/16(4)	5,000	5,000
0.42%, 7/20/16(3)	3,000	3,000
0.57%, 7/20/16(3)	7,000	7,000
0.56%, 7/21/16(3)	19,000	18,997
0.42%, 7/23/16(3)	3,000	3,000
0.43%, 7/23/16(3)	4,000	4,000
0.42%, 7/24/16(3)	4,000	4,000
0.58%, 7/25/16(3)	15,000	15,000
0.47%, 7/27/16(3)	7,000	6,985
0.48%, 7/29/16(3)	4,000	4,001
0.51%, 9/30/16(3)	7,000	7,000

		548,008

Federal Home Loan Bank - 23.8%
FHLB Bonds,
4.75%, 12/16/16	7,000	7,133
0.54%, 1/9/17	17,000	16,998
0.56%, 1/20/17	18,000	17,999

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3%(1) continued
Federal Home Loan Bank - 23.8% continued
FHLB Discount Notes,
0.36%, 7/6/16(2)	$17,000	$16,999
0.28%, 7/7/16(2)	12,000	11,999
0.35%, 7/8/16(2)	15,000	14,999
0.29%, 7/12/16(2)	5,000	5,000
0.35%, 7/19/16(2)	5,000	4,999
0.30%, 7/29/16(2)	100,000	99,977
0.33%, 8/5/16(2)	65,000	64,979
0.34%, 8/12/16(2)	50,000	49,980
0.35%, 8/12/16(2)	42,030	42,013
0.35%, 8/17/16(2)	35,000	34,984
0.39%, 9/1/16(2)	9,000	8,994
0.39%, 9/7/16(2)	40,000	39,971
0.39%, 9/12/16(2)	4,000	3,997
0.41%, 9/14/16(2)	20,000	19,983
0.41%, 9/21/16(2)	28,000	27,974
0.45%, 10/17/16(2)	5,000	4,993
0.55%, 1/27/17(2)	27,000	26,914
0.61%, 2/10/17(2)	30,000	29,888
0.59%, 2/24/17(2)	7,000	6,973
FHLB Notes,
0.54%, 7/1/16(3)	6,000	6,000
0.50%, 7/7/16(3)	4,000	4,000
0.39%, 7/17/16(3)	15,000	15,000
0.44%, 7/21/16(3)	13,000	13,000
0.40%, 7/24/16(3)	2,000	2,000
0.44%, 7/25/16(4)	94,600	94,600
0.54%, 7/26/16(3)	2,000	2,000
0.42%, 7/27/16(3)	9,000	9,000
0.44%, 7/27/16(3)	21,000	21,000
0.50%, 8/7/16(3)	6,000	5,999
0.50%, 8/10/16(3)	12,000	11,999
0.49%, 8/13/16(3)	10,000	9,999
0.49%, 8/17/16(3)	25,000	24,998
0.65%, 8/22/16(3)	5,000	5,000
0.50%, 8/25/16(3)	15,000	15,000

		797,341

Federal Home Loan Mortgage Corporation - 6.1%
FHLMC Bond,
0.75%, 3/9/17	22,000	22,000
FHLMC Notes,
0.44%, 7/12/16(3)	9,000	9,000
0.45%, 7/12/16(3)	5,000	5,000
0.45%, 7/13/16(3)	5,000	5,000
0.39%, 7/17/16(3)	10,000	10,000
0.45%, 7/20/16(3)	100,000	99,988
0.58%, 7/21/16(3)	14,000	13,998
0.49%, 7/27/16(3)	38,000	37,994

		202,980

Federal National Mortgage Association - 4.1%
FNMA Bonds,
5.00%, 2/13/17	16,000	16,416
5.38%, 6/12/17	4,000	4,177
FNMA Discount Notes,
0.23%, 7/1/16(2)	15,750	15,750
0.21%, 8/1/16(2)	15,750	15,746
0.36%, 9/19/16(2)	35,000	34,972
0.39%, 10/3/16(2)	39,029	38,985
FNMA Note,
0.46%, 7/8/16(3)	11,000	10,999

		137,045

Total U.S. Government Agencies (Cost $1,685,374)		1,685,374

U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury Bills - 1.3%
0.24%, 7/21/16(2)	35,000	34,995
0.67%, 3/2/17(2)	7,000	6,969

		41,964

U.S. Treasury Floating Rate Notes - 1.5%
0.33%, 7/1/16(3)	3,000	3,000
0.34%, 7/1/16(3)	33,000	32,989
0.45%, 7/1/16(3)	7,000	6,999
0.53%, 7/1/16(3)	7,000	7,005

		49,993

U.S. Treasury Notes - 7.3%
1.00%, 10/31/16	27,000	27,036
0.63%, 11/15/16	17,000	17,001
4.63%, 11/15/16	35,000	35,504
0.50%, 11/30/16	40,000	39,989
0.88%, 11/30/16	14,000	14,015

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 10.1% continued
U.S. Treasury Notes - 7.3% continued
0.75%, 1/15/17	$34,000	$34,016
0.50%, 1/31/17	58,000	57,982
3.00%, 2/28/17	13,000	13,208
0.63%, 6/30/17	7,000	7,002

		245,753

Total U.S. Government Obligations (Cost $337,710)		337,710

Investments, at Amortized Cost ($2,023,084)		2,023,084

REPURCHASE AGREEMENTS - 41.2%
Joint Repurchase Agreements - 1.4%(5) (6)
Bank of America, dated 6/30/16, repurchase price $24,185
0.25%, 7/8/16	24,183	24,183
Societe Generale, New York Branch, dated 6/30/16, repurchase price $24,186
0.50%, 7/8/16	24,183	24,183

		48,366

Repurchase Agreements - 39.8%(7)
Bank of America N.A., dated 6/30/16, repurchase price $60,001
0.44%, 7/1/16	60,000	60,000
BNP Paribas S.A., dated 6/30/16, repurchase price $100,001
0.40%, 7/1/16	100,000	100,000
BNP Paribas S.A., dated 6/30/16, repurchase price $80,001
0.40%, 7/1/16	80,000	80,000
BNP Paribas S.A., dated 6/9/16, repurchase price $100,031
0.34%, 7/12/16	100,000	100,000
Citigroup Global Markets, Inc., dated 6/30/16, repurchase price $107,513
0.44%, 7/1/16	107,512	107,512
Goldman Sachs & Co., dated 6/30/16, repurchase price $435,005
0.42%, 7/1/16	435,000	435,000
Mizuho Securities USA, Inc., dated 6/30/16, repurchase price $250,004
0.53%, 7/1/16	250,000	250,000
Societe Generale, New York Branch, dated 6/30/16, repurchase price $200,002
0.41%, 7/1/16	200,000	200,000

		1,332,512

Total Repurchase Agreements (Cost $1,380,878)		1,380,878

Total Investments - 101.6% (Cost $3,403,962)(8)		3,403,962

Liabilities less Other Assets - (1.6)%		(53,870)

NET ASSETS - 100.0%		$3,350,092

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$21,350	3.13%	8/15/44
U.S. Treasury Notes	$27,782	0.13%	4/15/18 - 1/15/22

Total	$49,132

(6)	Interest rates are reset daily and interest is payable monthly.
(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$253,832	2.13% - 6.75%	11/1/2020 - 5/1/2046
FNMA	$930,193	2.00% - 7.00%	11/1/2020 - 5/1/2048
GNMA	$24,224	2.00% - 8.00%	12/20/2027 - 6/20/2046
U.S. Treasury Notes	$160,105	0.00% - 3.63%	1/31/2017 - 8/15/2043

Total	$1,368,354

(8)	The cost for federal income tax purposes was approximately $3,403,962,000.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	JUNE 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$3,403,962	$—	$3,403,962

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 56.8%(1)
Federal Farm Credit Bank - 19.6%
FFCB Discount Notes,
0.20%, 7/1/16(2)	$10,000	$10,000
0.47%, 7/11/16(2)	5,000	4,999
0.41%, 7/27/16(2)	4,000	3,999
0.42%, 8/2/16(2)	8,000	7,997
0.32%, 8/5/16(2)	7,000	6,998
0.51%, 8/5/16(2)	4,000	3,998
0.44%, 8/30/16(2)	4,000	3,997
0.37%, 9/1/16(2)	11,000	10,993
0.35%, 9/2/16(2)	7,000	6,996
0.61%, 9/8/16(2)	4,000	3,995
0.63%, 9/20/16(2)	4,000	3,994
0.57%, 9/27/16(2)	6,000	5,992
0.57%, 9/29/16(2)	3,000	2,996
0.63%, 10/4/16(2)	7,000	6,989
0.73%, 10/4/16(2)	25,000	24,952
0.39%, 10/7/16(2)	5,000	4,995
0.59%, 10/13/16(2)	6,000	5,990
0.38%, 10/18/16(2)	7,000	6,992
0.44%, 10/21/16(2)	6,500	6,491
0.61%, 10/27/16(2)	9,000	8,982
0.45%, 11/1/16(2)	6,500	6,490
0.51%, 11/2/16(2)	5,000	4,991
0.64%, 11/18/16(2)	5,000	4,988
0.52%, 11/28/16(2)	25,000	24,947
0.53%, 12/14/16(2)	4,000	3,990
0.63%, 12/14/16(2)	4,000	3,989
0.56%, 12/20/16(2)	7,000	6,982
0.58%, 12/20/16(2)	4,000	3,989
0.54%, 1/4/17(2)	4,000	3,989
0.54%, 1/6/17(2)	15,000	14,958
0.63%, 1/9/17(2)	10,000	9,967
0.67%, 1/23/17(2)	8,000	7,970
0.56%, 1/25/17(2)	5,000	4,984
0.56%, 2/2/17(2)	7,000	6,977
0.57%, 2/7/17(2)	5,000	4,983
0.68%, 2/7/17(2)	14,000	13,942
0.71%, 2/7/17(2)	5,000	4,979
0.57%, 2/10/17(2)	10,000	9,965
0.74%, 2/14/17(2)	9,000	8,958
0.74%, 2/17/17(2)	8,000	7,963
0.69%, 2/22/17(2)	13,000	12,942
0.55%, 3/7/17(2)	4,000	3,985
0.61%, 3/8/17(2)	2,000	1,992
0.61%, 3/10/17(2)	7,000	6,971
0.62%, 3/17/17(2)	4,000	3,982
0.61%, 4/4/17(2)	4,000	3,982
0.61%, 4/11/17(2)	2,000	1,991
0.60%, 4/19/17(2)	5,000	4,976
0.64%, 4/19/17(2)	4,000	3,980
0.64%, 4/27/17(2)	2,000	1,989
0.63%, 5/2/17(2)	4,000	3,979
0.64%, 5/9/17(2)	2,000	1,989
0.64%, 5/15/17(2)	7,000	6,961
0.61%, 5/18/17(2)	2,000	1,989
0.64%, 6/7/17(2)	10,000	9,940
0.66%, 6/21/17(2)	5,000	4,968
FFCB Notes,
0.45%, 7/1/16(3)	15,000	15,000
0.49%, 7/1/16(3)	37,000	37,001
0.47%, 7/2/16(3)	15,000	14,999
0.45%, 7/4/16(3)	18,000	17,999
0.64%, 7/4/16(3)	6,000	5,999
0.59%, 7/5/16(3)	21,000	20,990
0.48%, 7/6/16(3)	10,000	10,003
0.59%, 7/6/16(3)	6,000	5,999
0.43%, 7/7/16(4)	5,000	5,000
0.53%, 7/7/16(3)	10,000	10,000
0.62%, 7/8/16(3)	6,000	5,999
0.44%, 7/9/16(3)	52,000	51,997
0.43%, 7/10/16(3)	10,000	10,000
0.60%, 7/12/16(3)	8,000	7,999
0.43%, 7/18/16(4)	10,000	10,000
0.42%, 7/20/16(3)	5,000	5,000
0.57%, 7/20/16(3)	8,000	8,000
0.56%, 7/21/16(3)	20,000	19,997
0.44%, 7/22/16(3)	22,000	21,999
0.48%, 7/22/16(3)	27,000	26,955
0.43%, 7/24/16(3)	5,000	5,000
0.47%, 7/27/16(3)	7,000	6,985
0.51%, 9/30/16(3)	13,000	13,000

		714,883

Federal Home Loan Bank - 35.9%
FHLB Bonds,
0.51%, 9/2/16	20,000	19,999
4.75%, 12/16/16	8,000	8,152
0.54%, 1/9/17	20,000	19,998

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 56.8%(1) continued
Federal Home Loan Bank - 35.9% continued
0.56%, 1/20/17	$20,000	$19,998
0.54%, 1/25/17	14,000	13,998
4.88%, 5/17/17	6,000	6,221
0.88%, 5/24/17	6,000	6,010
FHLB Discount Notes,
0.36%, 7/6/16(2)	20,000	19,999
0.35%, 7/8/16(2)	18,000	17,999
0.29%, 7/12/16(2)	15,000	14,999
0.35%, 7/19/16(2)	5,000	4,999
0.35%, 7/29/16(2)	87,000	86,976
0.32%, 8/1/16(2)	65,000	64,982
0.30%, 8/2/16(2)	50,000	49,987
0.33%, 8/5/16(2)	100,000	99,968
0.33%, 8/10/16(2)	15,000	14,995
0.37%, 8/12/16(2)	17,000	16,993
0.35%, 8/17/16(2)	45,000	44,979
0.43%, 8/19/16(2)	25,000	24,985
0.46%, 8/24/16(2)	50,000	49,966
0.39%, 9/7/16(2)	75,000	74,945
0.41%, 9/7/16(2)	7,000	6,995
0.41%, 9/14/16(2)	95,000	94,920
0.40%, 9/16/16(2)	38,000	37,968
0.39%, 9/19/16(2)	14,000	13,988
0.40%, 9/19/16(2)	15,000	14,986
0.41%, 9/21/16(2)	32,000	31,970
0.48%, 10/14/16(2)	5,000	4,993
0.45%, 10/17/16(2)	5,000	4,993
0.55%, 1/27/17(2)	32,000	31,898
0.61%, 2/10/17(2)	6,000	5,978
0.59%, 2/24/17(2)	8,000	7,969
FHLB Notes,
0.46%, 7/2/16(3)	10,000	10,000
0.50%, 7/7/16(3)	5,000	5,000
0.39%, 7/17/16(3)	30,000	30,000
0.39%, 7/18/16(3)	35,000	35,000
0.44%, 7/21/16(3)	19,000	19,000
0.46%, 7/25/16(3)	30,000	29,999
0.54%, 7/26/16(3)	3,000	3,000
0.42%, 7/27/16(3)	18,000	18,000
0.44%, 7/27/16(3)	24,000	24,000
0.43%, 7/28/16(3)	11,000	11,000
0.50%, 8/7/16(3)	33,000	32,997
0.50%, 8/10/16(3)	49,000	48,995
0.49%, 8/13/16(3)	20,000	19,998
0.49%, 8/17/16(3)	50,000	49,995
0.65%, 8/22/16(3)	10,000	10,000
0.50%, 8/25/16(3)	17,000	17,000
0.55%, 8/26/16(4)	6,000	6,000

		1,307,790

Tennessee Valley Authority - 1.3%
TVA Discount Notes,
0.26%, 7/5/16	28,000	27,999
0.26%, 7/12/16	18,000	17,999

		45,998

Total U.S. Government Agencies (Cost $2,068,671)		2,068,671

U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury Bills - 0.8%
0.24%, 7/21/16(2)	25,000	24,996
0.67%, 3/2/17(2)	7,000	6,969

		31,965

U.S. Treasury Floating Rate Notes - 2.2%
0.33%, 7/1/16(3)	8,000	8,000
0.34%, 7/1/16(3)	16,000	15,995
0.45%, 7/1/16(3)	8,000	7,999
0.53%, 7/1/16(3)	48,000	48,027

		80,021

U.S. Treasury Notes - 7.8%
1.00%, 10/31/16	30,000	30,040
0.63%, 11/15/16	20,000	20,001
4.63%, 11/15/16	95,000	96,368
0.50%, 11/30/16	42,000	41,988
0.75%, 1/15/17	38,000	38,018
0.50%, 1/31/17	33,000	32,990
3.00%, 2/28/17	16,000	16,256
0.63%, 6/30/17	8,000	8,002

		283,663

Total U.S. Government Obligations (Cost $395,649)		395,649

Investments, at Amortized Cost ($2,464,320)		2,464,320

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 32.4%
Repurchase Agreements - 32.4%(5)
Bank of America N.A., dated 6/30/16, repurchase price $550,007
0.44%, 7/1/16	$550,000	$550,000
Citigroup Global Markets, Inc., dated 6/30/16, repurchase price $129,243
0.44%, 7/1/16	129,241	129,241
Mizuho Securities USA, Inc., dated 6/30/16, repurchase price $500,007
0.53%, 7/1/16	500,000	500,000

		1,179,241

Total Repurchase Agreements (Cost $1,179,241)		1,179,241

Total Investments - 100.0% (Cost $3,643,561)(6)		3,643,561

Other Assets less Liabilities - 0.0%		955

NET ASSETS - 100.0%		$3,644,516

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$147,010	2.15% - 7.65%	6/1/25 - 11/1/44
FNMA	$931,850	2.00% - 7.50%	9/1/24 - 8/1/45
GNMA	$2,640	4.50% - 7.50%	4/15/34 - 10/20/41
U.S. Treasury Notes	$131,826	1.88% - 3.38%	11/15/19 - 11/30/21

Total	$1,213,326

(6)	The cost for federal income tax purposes was approximately $3,643,561,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2016:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,643,561	$—	$3,643,561

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Assocition

TVA - Tennessee Valley Authority

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.0%
Automobile - 0.5%
Honda Auto Receivables Owner Trust, Series 2016-1, Class A3,
1.22%, 12/18/19	$1,000	$1,003
World Omni Auto Receivables Trust, Series 2015-B, Class A3,
1.49%, 12/15/20	275	277

		1,280

Commercial Mortgage-Backed Securities - 7.0%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	1,195	1,205
Commercial Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	2,215	2,235
Commercial Mortgage Trust, Series 2013-CR9, Class A2,
3.06%, 7/10/45	182	186
Commercial Mortgage Trust, Series 2014-CR16, Class A2,
3.04%, 4/10/47	220	229
Commercial Mortgage Trust, Series 2014-LC15, Class A2,
2.84%, 4/10/47	100	103
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	500	519
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	2,790	2,911
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.25%, 4/15/41(1)	2,175	2,293
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	870	876
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	2,143	2,169
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2,
2.92%, 2/15/47	125	130
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	640	662
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.48%, 1/11/43(1)	2,056	2,172
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2,
1.85%, 8/10/49	2,075	2,089
WFRBS Commercial Mortgage Trust 2013-UBS1, Series 2013-UBS1, Class A2,
2.93%, 3/15/46	500	518
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2,
3.04%, 5/15/47	260	271

		18,568

Credit Card - 6.5%
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	2,080	2,092
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5,
1.60%, 5/17/21	2,245	2,273
Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7,
1.45%, 8/16/21	2,250	2,267
Chase Issuance Trust, Series 2015-A5, Class A5,
1.36%, 4/15/20	195	196
Chase Issuance Trust, Series 2015-A7, Class A7,
1.62%, 7/15/20	920	930
Chase Issuance Trust, Series 2016-A2, Class A,
1.37%, 6/15/21	2,270	2,282
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	2,245	2,268
Discover Card Execution Note Trust, Series 2016-A1, Class A1,
1.64%, 7/15/21	2,345	2,376
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	1,255	1,260

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.0% continued
Credit Card - 6.5% continued
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A,
2.04%, 3/15/22	$1,300	$1,324

		17,268

Total Asset-Backed Securities (Cost $37,009)		37,116

CORPORATE BONDS - 31.5%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.,
2.50%, 11/23/20	200	206
3.10%, 1/15/23	75	79
3.80%, 3/1/45	240	246
Northrop Grumman Corp.,
3.25%, 8/1/23	262	281

		812

Auto Parts Manufacturing - 0.1%
Delphi Corp.,
4.15%, 3/15/24	185	197

Automobiles Manufacturing - 1.5%
Ford Motor Co.,
7.45%, 7/16/31	280	375
Ford Motor Credit Co. LLC,
3.10%, 5/4/23	345	350
3.66%, 9/8/24	550	570
General Motors Co.,
4.88%, 10/2/23	20	21
General Motors Financial Co., Inc.,
3.20%, 7/13/20	490	496
3.70%, 11/24/20	660	678
4.20%, 3/1/21	275	288
3.20%, 7/6/21	340	341
4.25%, 5/15/23	680	699
Nissan Motor Acceptance Corp.,
2.35%, 3/4/19(2)	280	286

		4,104

Banks - 0.9%
Capital One N.A.,
1.50%, 3/22/18	355	354
Discover Bank,
4.25%, 3/13/26	145	152
PNC Bank N.A.,
2.70%, 11/1/22	560	566
3.25%, 6/1/25	520	552
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23(3)	625	598
US Bancorp,
3.10%, 4/27/26	270	281

		2,503

Biotechnology - 0.5%
Biogen, Inc.,
2.90%, 9/15/20	210	219
Celgene Corp.,
5.25%, 8/15/43	345	388
Gilead Sciences, Inc.,
4.40%, 12/1/21	325	367
5.65%, 12/1/41	315	394

		1,368

Cable & Satellite - 0.8%
Comcast Corp.,
6.30%, 11/15/17	425	456
3.38%, 2/15/25	665	717
4.25%, 1/15/33	428	472
6.40%, 5/15/38	285	393

		2,038

Chemicals - 0.6%
CF Industries, Inc.,
5.15%, 3/15/34	290	283
Eastman Chemical Co.,
3.60%, 8/15/22	20	21
3.80%, 3/15/25	240	253
4.65%, 10/15/44	425	435
PPG Industries, Inc.,
2.30%, 11/15/19	260	262
Praxair, Inc.,
4.05%, 3/15/21	60	67
3.20%, 1/30/26	295	319

		1,640

Commercial Finance - 0.1%
Air Lease Corp.,
5.63%, 4/1/17	185	189

Communications Equipment - 0.7%
Apple, Inc.,
2.70%, 5/13/22	480	501

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.5% continued
Communications Equipment - 0.7% continued
3.25%, 2/23/26	$395	$419
4.45%, 5/6/44	150	164
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	75	76
Cisco Systems, Inc.,
5.90%, 2/15/39	492	668

		1,828

Consumer Finance - 0.8%
American Express Credit Corp.,
2.38%, 5/26/20	285	292
Capital One Financial Corp.,
4.20%, 10/29/25	1,040	1,069
Visa, Inc.,
2.80%, 12/14/22	715	754

		2,115

Consumer Products - 0.0%
Colgate-Palmolive Co.,
2.30%, 5/3/22	95	98

Consumer Services - 0.5%
Ecolab, Inc.,
1.45%, 12/8/17	425	426
ERAC USA Finance LLC,
3.85%, 11/15/24(2)	125	134
7.00%, 10/15/37(2)	440	599
4.50%, 2/15/45(2)	85	90

		1,249

Containers & Packaging - 0.1%
3M Co.,
2.00%, 8/7/20	145	149

Diversified Banks - 5.5%
Bank of America Corp.,
2.65%, 4/1/19	260	266
5.70%, 1/24/22	55	64
4.13%, 1/22/24	235	253
4.00%, 4/1/24	30	32
4.00%, 1/22/25	1,045	1,065
4.45%, 3/3/26	220	230
3.50%, 4/19/26	205	212
7.75%, 5/14/38	480	676
5.00%, 1/21/44	587	679
Citigroup, Inc.,
2.05%, 12/7/18	460	464
4.50%, 1/14/22	380	420
4.05%, 7/30/22	390	411
3.88%, 3/26/25	825	833
4.60%, 3/9/26	595	631
3.40%, 5/1/26	600	615
4.45%, 9/29/27	780	804
6.68%, 9/13/43	523	672
JPMorgan Chase & Co.,
7.90%, 4/30/18(3)	445	454
6.30%, 4/23/19	340	382
5.00%, 7/1/19(3)	265	253
5.30%, 5/1/20(3)	280	279
4.25%, 10/15/20	35	38
2.55%, 3/1/21	225	229
2.70%, 5/18/23	210	212
3.90%, 7/15/25	1,185	1,278
Wells Fargo & Co.,
7.98%, 3/15/18(3)	135	141
2.15%, 1/30/20	315	320
2.60%, 7/22/20	235	242
2.50%, 3/4/21	245	251
3.50%, 3/8/22	190	204
3.00%, 4/22/26	1,050	1,070
4.30%, 7/22/27	250	270
3.90%, 5/1/45	470	493

		14,443

Electrical Equipment Manufacturing - 0.4%
Fortive Corp.,
3.15%, 6/15/26(2)	160	165
Keysight Technologies, Inc.,
3.30%, 10/30/19	235	238
Roper Technologies, Inc.,
6.25%, 9/1/19	125	141
3.00%, 12/15/20	620	641

		1,185

Entertainment Content - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22(2)	335	360
Time Warner, Inc.,
2.95%, 7/15/26	685	690
6.10%, 7/15/40	670	819

		1,869

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.5% continued
Exploration & Production - 0.1%
Kerr-McGee Corp.,
6.95%, 7/1/24	$150	$173

Financial Services - 3.6%
FMR LLC,
6.45%, 11/15/39(2)	675	881
Goldman Sachs Group (The), Inc.,
2.63%, 1/31/19	485	496
2.55%, 10/23/19	310	317
5.75%, 1/24/22	520	604
4.00%, 3/3/24	615	658
3.75%, 5/22/25	590	616
3.75%, 2/25/26	725	763
6.45%, 5/1/36	420	496
6.75%, 10/1/37	520	641
4.80%, 7/8/44	675	747
KKR Group Finance Co. LLC,
6.38%, 9/29/20(2)	105	123
Morgan Stanley,
2.50%, 1/24/19	500	510
2.38%, 7/23/19	355	361
2.50%, 4/21/21	180	182
3.70%, 10/23/24	75	79
4.00%, 7/23/25	295	316
5.00%, 11/24/25	450	493
3.88%, 1/27/26	830	881
4.30%, 1/27/45	326	343

		9,507

Food & Beverage - 0.9%
Anheuser-Busch InBev Finance, Inc.,
1.90%, 2/1/19	360	366
3.70%, 2/1/24	95	102
4.90%, 2/1/46	215	252
Beam Suntory, Inc.,
3.25%, 6/15/23	390	400
ConAgra Foods, Inc.,
2.10%, 3/15/18	207	209
Diageo Investment Corp.,
2.88%, 5/11/22	359	377
PepsiCo, Inc.,
3.60%, 3/1/24	135	149
2.85%, 2/24/26	45	47
Tyson Foods, Inc.,
2.65%, 8/15/19	300	308
4.88%, 8/15/34	195	218

		2,428

Hardware - 0.1%
NetApp, Inc.,
2.00%, 12/15/17	227	228

Health Care Facilities & Services - 0.4%
Cardinal Health, Inc.,
1.70%, 3/15/18	233	235
4.50%, 11/15/44	635	664
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	150	153

		1,052

Industrial Other - 0.1%
SBA Tower Trust,
2.93%, 12/15/17(2)	195	195
WW Grainger, Inc.,
4.60%, 6/15/45	165	196

		391

Life Insurance - 0.8%
Lincoln National Corp.,
6.05%, 4/20/67(1)	555	370
MetLife, Inc.,
6.40%, 12/15/36	477	509
Principal Financial Group, Inc.,
1.85%, 11/15/17	190	191
Protective Life Corp.,
8.45%, 10/15/39	370	518
Prudential Financial, Inc.,
2.35%, 8/15/19	195	199
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	439	477

		2,264

Machinery Manufacturing - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	225	250
Parker-Hannifin Corp.,
4.20%, 11/21/34	345	387

		637

Managed Care - 1.2%
Aetna, Inc.,
3.20%, 6/15/26	685	705
4.38%, 6/15/46	210	218

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.5% continued
Managed Care - 1.2% continued
Anthem, Inc.,
1.88%, 1/15/18	$100	$100
2.25%, 8/15/19	315	318
4.65%, 8/15/44	505	538
Humana, Inc.,
3.85%, 10/1/24	220	235
4.63%, 12/1/42	245	255
UnitedHealth Group, Inc.,
3.75%, 7/15/25	290	318
3.10%, 3/15/26	385	401

		3,088

Mass Merchants - 0.2%
Wal-Mart Stores, Inc.,
3.30%, 4/22/24	385	422

Medical Equipment & Devices Manufacturing - 0.4%
Abbott Laboratories,
2.55%, 3/15/22	735	752
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	285	294

		1,046

Metals & Mining - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	130	137
Glencore Funding LLC,
2.13%, 4/16/18(2)	180	176
3.13%, 4/29/19(2)	215	210

		523

Oil & Gas Services & Equipment - 0.1%
Halliburton Co.,
3.80%, 11/15/25	180	188

Pharmaceuticals - 0.1%
AbbVie, Inc.,
4.50%, 5/14/35	240	251

Pipeline - 0.9%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	175	184
Energy Transfer Partners L.P.,
3.60%, 2/1/23	320	307
Enterprise Products Operating LLC,
6.30%, 9/15/17	225	238
3.70%, 2/15/26	925	962
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	430	454
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	237

		2,382

Power Generation - 0.3%
Exelon Generation Co. LLC,
2.95%, 1/15/20	220	226
4.00%, 10/1/20	425	454

		680

Property & Casualty Insurance - 0.3%
American International Group, Inc.,
3.38%, 8/15/20	350	367
Berkshire Hathaway, Inc.,
2.20%, 3/15/21	160	165
Chubb INA Holdings, Inc.,
2.30%, 11/3/20	200	206

		738

Publishing & Broadcasting - 0.4%
21st Century Fox America, Inc.,
7.25%, 5/18/18	215	238
6.90%, 8/15/39	590	789

		1,027

Railroad - 1.0%
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	215	229
3.65%, 9/1/25	490	545
4.55%, 9/1/44	605	696
CSX Corp.,
4.75%, 5/30/42	510	590
3.95%, 5/1/50	245	245
Union Pacific Corp.,
3.38%, 2/1/35	240	242

		2,547

Real Estate - 0.7%
EPR Properties,
4.50%, 4/1/25	500	496
ERP Operating L.P.,
4.50%, 7/1/44	305	338
HCP, Inc.,
3.88%, 8/15/24	455	457

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.5% continued
Real Estate - 0.7% continued
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	$150	$153
Kimco Realty Corp.,
5.70%, 5/1/17	110	114
Ventas Realty L.P.,
5.70%, 9/30/43	180	212
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(2)	210	211

		1,981

Refining & Marketing - 0.2%
Phillips 66,
4.65%, 11/15/34	395	421

Restaurants - 0.4%
McDonald’s Corp.,
5.80%, 10/15/17	185	196
2.10%, 12/7/18	355	363
2.75%, 12/9/20	105	110
4.70%, 12/9/35	305	344

		1,013

Retail - Consumer Discretionary - 0.4%
Amazon.com, Inc.,
3.80%, 12/5/24	490	549
4.80%, 12/5/34	375	441

		990

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	115	134
Sysco Corp.,
3.30%, 7/15/26	95	99

		233

Semiconductors - 0.1%
KLA-Tencor Corp.,
4.13%, 11/1/21	250	266
5.65%, 11/1/34	135	145

		411

Software & Services - 0.4%
CA, Inc.,
2.88%, 8/15/18	205	209
International Business Machines Corp.,
1.80%, 5/17/19	365	371
Oracle Corp.,
2.40%, 9/15/23	445	447

		1,027

Supermarkets & Pharmacies - 0.6%
CVS Health Corp.,
2.25%, 8/12/19	354	363
Walgreens Boots Alliance, Inc.,
2.60%, 6/1/21	495	504
3.30%, 11/18/21	430	451
3.80%, 11/18/24	245	260

		1,578

Tobacco - 0.9%
Altria Group, Inc.,
5.38%, 1/31/44	455	583
Philip Morris International, Inc.,
2.13%, 5/10/23	580	582
3.60%, 11/15/23	195	214
Reynolds American, Inc.,
4.45%, 6/12/25	130	145
5.85%, 8/15/45	355	454
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	430	510

		2,488

Transportation & Logistics - 0.3%
FedEx Corp.,
4.75%, 11/15/45	785	875

Utilities - 0.7%
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	155	167
CenterPoint Energy, Inc.,
6.50%, 5/1/18	190	206
CMS Energy Corp.,
8.75%, 6/15/19	220	265
Dominion Gas Holdings LLC,
4.60%, 12/15/44	255	265
Dominion Resources, Inc.,
2.50%, 12/1/19	280	286
Exelon Corp.,
5.63%, 6/15/35	170	203
Jersey Central Power & Light Co.,
4.70%, 4/1/24(2)	225	247

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.5% continued
Utilities - 0.7% continued
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/15/19	$330	$337

		1,976

Wireless Telecommunications Services - 1.9%
AT&T, Inc.,
3.00%, 6/30/22	745	763
4.13%, 2/17/26	665	714
4.50%, 5/15/35	255	261
Verizon Communications, Inc.,
3.50%, 11/1/21	735	792
4.15%, 3/15/24	665	734
6.40%, 9/15/33	720	919
5.01%, 8/21/54	795	841

		5,024

Total Corporate Bonds (Cost $80,334)		83,376

FOREIGN ISSUER BONDS - 3.9%
Auto Parts Manufacturing - 0.1%
Magna International, Inc.,
4.15%, 10/1/25	165	181

Banks - 0.9%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(2)	460	480
Credit Suisse A.G.,
5.40%, 1/14/20	345	374
3.00%, 10/29/21	470	481
Lloyds Bank PLC,
2.30%, 11/27/18	500	503
6.50%, 9/14/20(2)	215	241
Lloyds Banking Group PLC,
4.50%, 11/4/24	50	51
5.30%, 12/1/45(2)	150	157

		2,287

Chemicals - 0.3%
Agrium, Inc.,
4.90%, 6/1/43	170	176
LYB International Finance B.V.,
4.88%, 3/15/44	350	370
LyondellBasell Industries N.V.,
5.00%, 4/15/19	215	233
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	115	118

		897

Diversified Banks - 0.9%
BNP Paribas S.A.,
2.38%, 5/21/20	180	184
4.38%, 9/28/25(2)	455	461
HSBC Holdings PLC,
5.63%, 1/17/20(3)	445	429
5.25%, 3/14/44	695	734
Nordea Bank AB,
5.50%, 9/23/19(2) (3)	305	290
Royal Bank of Canada,
4.65%, 1/27/26	415	444

		2,542

Electrical Equipment Manufacturing - 0.1%
Tyco Electronics Group S.A.,
6.55%, 10/1/17	180	191

Exploration & Production - 0.1%
Petro-Canada,
6.05%, 5/15/18	345	371

Financial Services - 0.2%
UBS Group Funding Jersey Ltd.,
2.95%, 9/24/20(2)	460	468

Food & Beverage - 0.1%
Suntory Holdings Ltd.,
2.55%, 9/29/19(2)	360	367

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25	260	206

Integrated Oils - 0.6%
BP Capital Markets PLC,
1.38%, 11/6/17	365	366
3.54%, 11/4/24	480	506
Shell International Finance B.V.,
2.13%, 5/11/20	265	270
Suncor Energy, Inc.,
3.60%, 12/1/24	365	384

		1,526

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 3.9% continued
Pharmaceuticals - 0.1%
Actavis Funding SCS,
4.55%, 3/15/35	$165	$170

Property & Casualty Insurance - 0.3%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	255	256
5.50%, 11/15/20	190	211
XLIT Ltd.,
6.50%, 4/15/17(3)	450	313

		780

Railroad - 0.1%
Canadian Pacific Railway Co.,
4.80%, 9/15/35	325	371

Total Foreign Issuer Bonds (Cost $10,228)		10,357

U.S. GOVERNMENT AGENCIES - 23.9%(4)
Fannie Mae - 23.2%
Pool #535714,
7.50%, 1/1/31	9	10
Pool #555599,
7.00%, 4/1/33	21	24
Pool #656035,
7.50%, 9/1/32	2	2
Pool #712130,
7.00%, 6/1/33	12	14
Pool #845182,
5.50%, 11/1/35	20	22
Pool #890009,
5.50%, 9/1/36	107	122
Pool #890384,
4.50%, 10/1/41	21	23
Pool #893082,
2.73%, 9/1/36(1)	156	165
Pool #932638,
5.00%, 3/1/40	297	334
Pool #AA7583,
4.50%, 6/1/39	25	28
Pool #AB1470,
4.50%, 9/1/40	318	349
Pool #AB3114,
5.00%, 6/1/41	257	288
Pool #AB9522,
3.50%, 5/1/43	1,522	1,609
Pool #AC6118,
4.50%, 11/1/39	308	337
Pool #AC9581,
5.50%, 1/1/40	162	184
Pool #AD0915,
5.50%, 12/1/38	173	197
Pool #AD1645,
5.00%, 3/1/40	36	40
Pool #AD6929,
5.00%, 6/1/40	230	257
Pool #AD7775,
4.50%, 8/1/40	599	667
Pool #AH1507,
4.50%, 12/1/40	374	414
Pool #AH9109,
4.50%, 4/1/41	24	26
Pool #AI8193,
4.50%, 8/1/41	1,316	1,441
Pool #AL4408,
4.50%, 11/1/43	1,701	1,887
Pool #AL4908,
4.00%, 2/1/44	423	461
Pool #AL5686,
4.00%, 9/1/44	1,162	1,265
Pool #AL8352,
3.00%, 10/1/44	4,630	4,814
Pool #AQ9333,
4.00%, 1/1/43	1,148	1,251
Pool #AS3473,
4.00%, 10/1/44	2,752	2,949
Pool #AS3655,
4.50%, 10/1/44	1,164	1,272
Pool #AS3797,
5.00%, 11/1/44	1,080	1,201
Pool #AS5722,
3.50%, 9/1/45	494	522
Pool #AS6184,
3.50%, 11/1/45	3,506	3,753
Pool #AS7375,
3.00%, 6/1/46	1,273	1,322
Pool #AU7032,
4.00%, 11/1/43	4,190	4,562
Pool #AW2706,
4.00%, 4/1/44	2,592	2,778

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.9%(4) continued
Fannie Mae - 23.2% continued
Pool #AW6233,
4.50%, 6/1/44	$1,057	$1,174
Pool #AZ7903,
4.00%, 6/1/41	1,562	1,679
Pool #MA2522,
3.50%, 2/1/46	1,783	1,883
Pool TBA,
7/16/46(5)	21,100	22,143

		61,469

Freddie Mac - 0.2%
Pool #1B3575,
5.96%, 9/1/37(1)	16	16
Pool #1G2296,
6.17%, 11/1/37(1)	117	125
Pool #1J0365,
3.00%, 4/1/37(1)	165	176
Pool #1J2840,
2.65%, 9/1/37(1)	193	206

		523

Freddie Mac Gold - 0.5%
Pool #A65182,
6.50%, 9/1/37	322	370
Pool #C02790,
6.50%, 4/1/37	166	191
Pool #C02838,
5.50%, 5/1/37	174	197
Pool #C03517,
4.50%, 9/1/40	238	262
Pool #G01954,
5.00%, 11/1/35	152	168

		1,188

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	6	7
Pool #633627,
5.50%, 9/15/34	6	7

		14

Total U.S. Government Agencies (Cost $62,220)		63,194

U.S. GOVERNMENT OBLIGATIONS - 21.4%
U.S. Treasury Bonds - 4.2%
2.50%, 2/15/46	10,540	10,975

U.S. Treasury Notes - 17.2%
0.63%, 6/30/18	7,075	7,078
0.88%, 6/15/19	5,320	5,346
1.13%, 6/30/21	15,265	15,341
1.38%, 6/30/23	9,565	9,614
1.63%, 5/15/26	8,135	8,235

		45,614

Total U.S. Government Obligations (Cost $55,524)		56,589

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(6) (7)	31,376,646	$31,376

Total Investment Companies (Cost $31,376)		31,376

Total Investments - 106.5% (Cost $276,691)		282,008

Liabilities less Other Assets - (6.5)%		(17,332)

NET ASSETS - 100.0%		$264,676

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued	JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	20.1%
U.S. Agency	22.4
AAA	12.4
AA	1.6
A	12.2
BBB	20.1
BB	0.1
Cash Equivalents	11.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$37,116	$—	$37,116
Corporate Bonds(1)	—	83,376	—	83,376
Foreign Issuer Bonds(1)	—	10,357	—	10,357
U.S. Government Agencies(1)	—	63,194	—	63,194
U.S. Government Obligations(1)	—	56,589	—	56,589
Investment Companies	31,376	—	—	31,376

Total Investments	$31,376	$250,632	$—	$282,008

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$276,771

Gross tax appreciation of investments	$5,895
Gross tax depreciation of investments	(658)

Net tax appreciation of investments	$5,237

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$37,330	$155,682	$161,636	$26	$31,376

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To Be Announced

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.1%
Automobile - 0.1%
Honda Auto Receivables Owner Trust, Series 2016-1, Class A3,
1.22%, 12/18/19	$1,645	$1,650
World Omni Auto Receivables Trust, Series 2015-B, Class A3,
1.49%, 12/15/20	200	202

		1,852

Commercial Mortgage-Backed Securities - 7.1%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	1,415	1,427
Commercial Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	12,645	12,761
Commercial Mortgage Trust, Series 2013-CR9, Class A2,
3.06%, 7/10/45	2,325	2,381
Commercial Mortgage Trust, Series 2014-CR16, Class A2,
3.04%, 4/10/47	155	161
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	12,985	13,471
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	13,000	13,564
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.25%, 4/15/41(1)	7,517	7,924
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2,
1.97%, 8/15/45	277	279
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	7,110	7,156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	12,450	12,597
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2,
2.92%, 2/15/47	1,800	1,871
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	3,955	4,089
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.48%, 1/11/43(1)	10,791	11,403
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2,
1.85%, 8/10/49	195	196
WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2,
2.93%, 3/15/46	6,925	7,167
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2,
3.04%, 5/15/47	900	938

		97,385

Credit Card - 6.9%
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	11,150	11,217
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5,
1.60%, 5/17/21	9,415	9,531
Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7,
1.45%, 8/16/21	13,000	13,098
Chase Issuance Trust, Series 2015-A5, Class A5,
1.36%, 4/15/20	3,600	3,622
Chase Issuance Trust, Series 2015-A7, Class A7,
1.62%, 7/15/20	8,940	9,039
Chase Issuance Trust, Series 2016-A2, Class A,
1.37%, 6/15/21	9,950	10,002
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	13,000	13,135
Discover Card Execution Note Trust, Series 2016-A1, Class A1,
1.64%, 7/15/21	7,875	7,979
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	11,935	11,983

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.1% continued
Credit Card - 6.9% continued
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A,
2.04%, 3/15/22	$5,700	$5,804

		95,410

Total Asset-Backed Securities (Cost $194,007)		194,647

CORPORATE BONDS - 36.6%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.,
2.50%, 11/23/20	1,115	1,151
3.10%, 1/15/23	420	443
3.80%, 3/1/45	1,955	1,999
TransDigm, Inc.,
6.00%, 7/15/22	2,000	2,010

		5,603

Auto Parts Manufacturing - 0.3%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	3,330	3,455
Delphi Corp.,
4.15%, 3/15/24	990	1,052

		4,507

Automobiles Manufacturing - 1.3%
Ford Motor Co.,
7.45%, 7/16/31	2,205	2,956
Ford Motor Credit Co. LLC,
3.10%, 5/4/23	1,705	1,729
3.66%, 9/8/24	3,540	3,666
General Motors Co.,
4.88%, 10/2/23	105	112
6.25%, 10/2/43	2,715	3,016
General Motors Financial Co., Inc.,
4.20%, 3/1/21	1,490	1,559
4.38%, 9/25/21	1,631	1,721
4.25%, 5/15/23	3,555	3,655

		18,414

Banks - 0.6%
Discover Bank,
4.25%, 3/13/26	1,895	1,982
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23(2)	4,465	4,275
US Bancorp,
3.10%, 4/27/26	1,465	1,524

		7,781

Biotechnology - 0.6%
Biogen, Inc.,
2.90%, 9/15/20	1,310	1,365
Celgene Corp.,
5.25%, 8/15/43	2,510	2,822
Gilead Sciences, Inc.,
4.40%, 12/1/21	1,900	2,145
5.65%, 12/1/41	1,830	2,290

		8,622

Cable & Satellite - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	2,465	2,557
Comcast Corp.,
3.38%, 2/15/25	3,505	3,779
4.25%, 1/15/33	3,001	3,311
6.40%, 5/15/38	2,020	2,781

		12,428

Chemicals - 0.8%
CF Industries, Inc.,
6.88%, 5/1/18	2,000	2,173
5.15%, 3/15/34	1,520	1,484
Eastman Chemical Co.,
3.60%, 8/15/22	105	110
3.80%, 3/15/25	1,480	1,564
4.65%, 10/15/44	2,396	2,451
Praxair, Inc.,
4.05%, 3/15/21	329	366
3.20%, 1/30/26	1,560	1,686
Tronox Finance LLC,
7.50%, 3/15/22(3)	2,125	1,530

		11,364

Commercial Finance - 0.5%
Air Lease Corp.,
5.63%, 4/1/17	3,310	3,380
CIT Group, Inc.,
3.88%, 2/19/19	1,705	1,714
International Lease Finance Corp.,
6.25%, 5/15/19	2,000	2,142

		7,236

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.6% continued
Communications Equipment - 0.6%
Apple, Inc.,
2.70%, 5/13/22	$2,915	$3,045
4.45%, 5/6/44	645	705
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	1,575	1,595
Cisco Systems, Inc.,
5.90%, 2/15/39	2,265	3,075

		8,420

Consumer Finance - 0.5%
American Express Credit Corp.,
2.38%, 5/26/20	1,500	1,535
Capital One Financial Corp.,
4.20%, 10/29/25	1,730	1,778
Visa, Inc.,
2.80%, 12/14/22	3,745	3,951

		7,264

Consumer Products - 0.0%
Colgate-Palmolive Co.,
2.30%, 5/3/22	495	513

Consumer Services - 1.4%
ADT (The) Corp.,
4.13%, 6/15/23	1,305	1,222
APX Group, Inc.,
6.38%, 12/1/19	2,500	2,475
ERAC USA Finance LLC,
3.85%, 11/15/24(3)	1,515	1,628
7.00%, 10/15/37(3)	4,140	5,640
4.50%, 2/15/45(3)	670	708
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(3)	1,350	1,431
Service Corp. International,
4.50%, 11/15/20	1,186	1,207
5.38%, 1/15/22	1,600	1,648
United Rentals North America, Inc.,
7.63%, 4/15/22	2,025	2,162
6.13%, 6/15/23	1,250	1,301

		19,422

Containers & Packaging - 1.3%
3M Co.,
2.00%, 8/7/20	770	791
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23	2,750	2,805
Graphic Packaging International, Inc.,
4.75%, 4/15/21	2,000	2,091
Plastipak Holdings, Inc.,
6.50%, 10/1/21(3)	2,500	2,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.,
5.75%, 10/15/20	2,250	2,323
8.25%, 2/15/21	2,035	2,129
5.13%, 7/15/23(3)	2,700	2,734
Sealed Air Corp.,
4.88%, 12/1/22(3)	2,500	2,572

		17,995

Diversified Banks - 5.7%
Bank of America Corp.,
6.00%, 9/1/17	380	399
5.70%, 1/24/22	255	295
4.13%, 1/22/24	1,375	1,479
4.00%, 4/1/24	155	165
4.00%, 1/22/25	5,995	6,111
4.45%, 3/3/26	1,230	1,287
3.50%, 4/19/26	1,115	1,152
7.75%, 5/14/38	3,406	4,796
5.00%, 1/21/44	3,409	3,943
Citigroup, Inc.,
2.05%, 12/7/18	1,335	1,346
4.50%, 1/14/22	2,005	2,216
4.05%, 7/30/22	2,575	2,713
6.30%, 5/15/24(2)	3,765	3,746
3.88%, 3/26/25	3,050	3,081
4.60%, 3/9/26	1,045	1,108
3.40%, 5/1/26	3,260	3,343
4.45%, 9/29/27	3,720	3,832
6.68%, 9/13/43	3,787	4,862
JPMorgan Chase & Co.,
7.90%, 4/30/18(2)	3,480	3,550
6.30%, 4/23/19	2,625	2,951
5.00%, 7/1/19(2)	3,185	3,046
5.30%, 5/1/20(2)	2,415	2,406
4.25%, 10/15/20	180	196
2.55%, 3/1/21	1,220	1,240
2.70%, 5/18/23	1,115	1,126

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.6% continued
Diversified Banks - 5.7% continued
3.90%, 7/15/25	$2,010	$2,168
Wells Fargo & Co.,
7.98%, 3/15/18(2)	2,820	2,950
2.15%, 1/30/20	2,490	2,532
2.50%, 3/4/21	1,400	1,436
3.50%, 3/8/22	1,005	1,078
3.00%, 4/22/26	3,120	3,180
4.30%, 7/22/27	1,153	1,245
3.90%, 5/1/45	3,666	3,848

		78,826

Electrical Equipment Manufacturing - 0.3%
Fortive Corp.,
3.15%, 6/15/26(3)	855	880
Keysight Technologies, Inc.,
3.30%, 10/30/19	1,480	1,503
Roper Technologies, Inc.,
6.25%, 9/1/19	1,750	1,971

		4,354

Entertainment Content - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22(3)	2,685	2,886
Time Warner, Inc.,
2.95%, 7/15/26	3,590	3,617
6.10%, 7/15/40	2,915	3,562

		10,065

Exploration & Production - 0.6%
Kerr-McGee Corp.,
6.95%, 7/1/24	1,005	1,162
Newfield Exploration Co.,
5.38%, 1/1/26	1,920	1,867
QEP Resources, Inc.,
6.88%, 3/1/21	3,000	3,030
WPX Energy, Inc.,
5.25%, 9/15/24	2,680	2,359

		8,418

Financial Services - 4.0%
Ares Capital Corp.,
4.88%, 11/30/18	2,561	2,680
FMR LLC,
6.45%, 11/15/39(3)	3,915	5,109
Goldman Sachs Group (The), Inc.,
2.63%, 1/31/19	2,070	2,119
2.55%, 10/23/19	2,485	2,543
5.38%, 5/10/20(2)	2,970	2,937
5.75%, 1/24/22	2,570	2,984
4.00%, 3/3/24	2,400	2,566
3.75%, 5/22/25	3,060	3,196
3.75%, 2/25/26	1,450	1,526
6.45%, 5/1/36	2,841	3,355
6.75%, 10/1/37	3,887	4,795
4.80%, 7/8/44	3,650	4,041
KKR Group Finance Co. LLC,
6.38%, 9/29/20(3)	2,195	2,566
Morgan Stanley,
2.38%, 7/23/19	1,660	1,687
2.50%, 4/21/21	980	990
3.70%, 10/23/24	390	408
4.00%, 7/23/25	1,565	1,676
5.00%, 11/24/25	2,740	3,000
3.88%, 1/27/26	1,680	1,783
4.30%, 1/27/45	2,764	2,909
Prospect Capital Corp.,
5.88%, 3/15/23	1,720	1,669

		54,539

Food & Beverage - 1.1%
Anheuser-Busch InBev Finance, Inc.,
1.90%, 2/1/19	1,490	1,515
3.70%, 2/1/24	525	566
4.90%, 2/1/46	1,260	1,477
Beam Suntory, Inc.,
3.25%, 6/15/23	2,150	2,204
Diageo Investment Corp.,
2.88%, 5/11/22	1,875	1,970
PepsiCo, Inc.,
3.60%, 3/1/24	730	802
2.85%, 2/24/26	230	241
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,163
Tyson Foods, Inc.,
2.65%, 8/15/19	1,370	1,407
4.88%, 8/15/34	1,210	1,350

		14,695

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.6% continued
Health Care Facilities & Services - 0.3%
Cardinal Health, Inc.,
1.70%, 3/15/18	$1,140	$1,148
4.50%, 11/15/44	2,245	2,349
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	715	730

		4,227

Homebuilders - 0.3%
Lennar Corp.,
4.13%, 12/1/18	2,000	2,020
4.75%, 5/30/25	2,500	2,425

		4,445

Industrial Other - 0.4%
MasTec, Inc.,
4.88%, 3/15/23	3,270	3,033
SBA Tower Trust,
2.93%, 12/15/17(3)	1,865	1,868
WW Grainger, Inc.,
4.60%, 6/15/45	1,000	1,187

		6,088

Life Insurance - 1.0%
Lincoln National Corp.,
6.05%, 4/20/67(1)	4,205	2,807
MetLife, Inc.,
6.40%, 12/15/36	2,216	2,366
Principal Financial Group, Inc.,
1.85%, 11/15/17	580	583
Protective Life Corp.,
8.45%, 10/15/39	4,725	6,611
Prudential Financial, Inc.,
2.35%, 8/15/19	1,775	1,808

		14,175

Machinery Manufacturing - 0.2%
Parker-Hannifin Corp.,
4.20%, 11/21/34	2,000	2,245

Managed Care - 1.2%
Aetna, Inc.,
3.20%, 6/15/26	3,595	3,699
4.38%, 6/15/46	1,135	1,179
Anthem, Inc.,
1.88%, 1/15/18	1,290	1,297
4.65%, 8/15/44	2,720	2,897
Humana, Inc.,
3.85%, 10/1/24	1,685	1,800
4.63%, 12/1/42	1,425	1,481
UnitedHealth Group, Inc.,
3.75%, 7/15/25	1,515	1,662
3.10%, 3/15/26	2,025	2,111

		16,126

Mass Merchants - 0.2%
Wal-Mart Stores, Inc.,
3.30%, 4/22/24	1,999	2,190

Medical Equipment & Devices Manufacturing - 0.1%
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	1,025	1,056

Metals & Mining - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	2,065	2,184
Glencore Funding LLC,
2.13%, 4/16/18(3)	1,515	1,477

		3,661

Oil & Gas Services & Equipment - 0.1%
Halliburton Co.,
3.80%, 11/15/25	1,085	1,133

Pharmaceuticals - 0.1%
AbbVie, Inc.,
4.50%, 5/14/35	1,311	1,370

Pipeline - 0.5%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	915	961
Enterprise Products Operating LLC,
3.70%, 2/15/26	4,835	5,032
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	1,474	1,514

		7,507

Power Generation - 0.2%
Exelon Generation Co. LLC,
2.95%, 1/15/20	1,600	1,646
4.00%, 10/1/20	1,630	1,739

		3,385

Property & Casualty Insurance - 0.3%
American International Group, Inc.,
3.38%, 8/15/20	1,540	1,616

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.6% continued
Property & Casualty Insurance - 0.3% continued
Berkshire Hathaway, Inc.,
2.20%, 3/15/21	$850	$877
Chubb INA Holdings, Inc.,
2.30%, 11/3/20	1,230	1,264

		3,757

Publishing & Broadcasting - 0.5%
21st Century Fox America, Inc.,
7.25%, 5/18/18	2,210	2,448
6.90%, 8/15/39	2,994	4,005

		6,453

Railroad - 1.0%
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	1,150	1,226
4.55%, 9/1/44	4,420	5,084
CSX Corp.,
4.75%, 5/30/42	3,610	4,179
3.95%, 5/1/50	2,085	2,087
Union Pacific Corp.,
3.38%, 2/1/35	1,610	1,622

		14,198

Real Estate - 0.7%
EPR Properties,
4.50%, 4/1/25	1,500	1,488
ERP Operating L.P.,
4.50%, 7/1/44	1,905	2,114
HCP, Inc.,
3.88%, 8/15/24	2,740	2,755
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	1,225	1,246
Ventas Realty L.P.,
5.70%, 9/30/43	1,495	1,757

		9,360

Refining & Marketing - 0.3%
Phillips 66,
4.65%, 11/15/34	1,000	1,066
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23(3)	2,150	2,134
Western Refining, Inc.,
6.25%, 4/1/21	1,730	1,574

		4,774

Restaurants - 0.3%
McDonald’s Corp.,
2.10%, 12/7/18	2,065	2,113
2.75%, 12/9/20	564	589
4.70%, 12/9/35	1,815	2,048

		4,750

Retail - Consumer Discretionary - 1.0%
Amazon.com, Inc.,
3.80%, 12/5/24	2,550	2,858
4.80%, 12/5/34	2,000	2,352
Hertz (The) Corp.,
7.50%, 10/15/18	5,450	5,552
5.88%, 10/15/20	2,500	2,563

		13,325

Retail - Consumer Staples - 0.2%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	1,535	1,795
Sysco Corp.,
3.30%, 7/15/26	525	545

		2,340

Software & Services - 0.4%
CA, Inc.,
2.88%, 8/15/18	1,325	1,351
Oracle Corp.,
2.40%, 9/15/23	2,375	2,383
Rackspace Hosting, Inc.,
6.50%, 1/15/24(3)	2,035	2,010

		5,744

Supermarkets & Pharmacies - 0.3%
CVS Health Corp.,
2.25%, 8/12/19	2,098	2,154
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	1,475	1,563

		3,717

Tobacco - 0.9%
Altria Group, Inc.,
5.38%, 1/31/44	2,680	3,436
Philip Morris International, Inc.,
3.60%, 11/15/23	1,035	1,135
Reynolds American, Inc.,
4.45%, 6/12/25	1,050	1,176
5.85%, 8/15/45	2,372	3,031

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.6% continued
Tobacco - 0.9% continued
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	$2,475	$2,934

		11,712

Utilities - 1.6%
AES Corp.,
5.50%, 3/15/24	1,850	1,894
5.50%, 4/15/25	2,435	2,441
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	320	345
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,380	2,579
CMS Energy Corp.,
5.05%, 2/15/18	2,190	2,318
8.75%, 6/15/19	2,155	2,593
Dominion Gas Holdings LLC,
4.60%, 12/15/44	2,005	2,087
Exelon Corp.,
5.63%, 6/15/35	2,695	3,215
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	2,415	2,524
Jersey Central Power & Light Co.,
4.70%, 4/1/24(3)	1,305	1,431

		21,427

Waste & Environment Services & Equipment - 0.3%
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,812
5.13%, 6/1/21	2,000	2,046

		3,858

Wireless Telecommunications Services - 1.8%
AT&T, Inc.,
3.00%, 6/30/22	1,995	2,043
4.13%, 2/17/26	3,505	3,765
Sprint Corp.,
7.13%, 6/15/24	3,500	2,791
Verizon Communications, Inc.,
3.65%, 9/14/18	2,820	2,963
4.15%, 3/15/24	3,505	3,867
6.40%, 9/15/33	3,850	4,914
5.01%, 8/21/54	4,748	5,022

		25,365

Wireline Telecommunications Services - 0.5%
CenturyLink, Inc.,
7.50%, 4/1/24	660	666
Frontier Communications Corp.,
8.25%, 4/15/17	1,560	1,614
8.88%, 9/15/20	2,090	2,231
Windstream Services LLC,
6.38%, 8/1/23	2,125	1,785

		6,296

Total Corporate Bonds (Cost $485,634)		505,150

FOREIGN ISSUER BONDS - 4.5%
Auto Parts Manufacturing - 0.2%
Magna International, Inc.,
4.15%, 10/1/25	1,205	1,324
Schaeffler Holding Finance B.V. (100% Cash),
6.88%, 8/15/18(3) (4)	394	402
6.25%, 11/15/19(3) (4)	1,500	1,560

		3,286

Banks - 0.9%
Credit Suisse A.G.,
5.40%, 1/14/20	2,560	2,779
3.00%, 10/29/21	1,480	1,516
Lloyds Bank PLC,
2.30%, 11/27/18	2,093	2,105
6.50%, 9/14/20(3)	3,200	3,582
Lloyds Banking Group PLC,
4.50%, 11/4/24	1,272	1,291
5.30%, 12/1/45(3)	794	830

		12,103

Cable & Satellite - 0.2%
Virgin Media Secured Finance PLC,
5.25%, 1/15/26(3)	2,800	2,709

Casinos & Gaming - 0.1%
International Game Technology PLC,
6.25%, 2/15/22(3)	2,000	2,032

Chemicals - 0.4%
Agrium, Inc.,
4.90%, 6/1/43	1,010	1,047
INEOS Group Holdings S.A.,
6.13%, 8/15/18(3)	1,075	1,085
LYB International Finance B.V.,
4.88%, 3/15/44	1,555	1,644

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 4.5% continued
Chemicals - 0.4% continued
LyondellBasell Industries N.V.,
5.00%, 4/15/19	$1,700	$1,840

		5,616

Diversified Banks - 0.6%
BNP Paribas S.A.,
2.38%, 5/21/20	1,445	1,473
4.38%, 9/28/25(3)	3,030	3,072
HSBC Holdings PLC,
5.25%, 3/14/44	3,746	3,958

		8,503

Electrical Equipment Manufacturing - 0.2%
Tyco Electronics Group S.A.,
6.55%, 10/1/17	2,040	2,169

Exploration & Production - 0.1%
Petro-Canada,
6.05%, 5/15/18	960	1,032

Financial Services - 0.2%
UBS Group Funding Jersey Ltd.,
2.95%, 9/24/20(3)	2,140	2,176

Food & Beverage - 0.5%
ESAL GmbH,
6.25%, 2/5/23(3)	1,800	1,778
JBS Investments GmbH,
7.25%, 4/3/24(3)	1,650	1,699
Suntory Holdings Ltd.,
2.55%, 9/29/19(3)	2,890	2,945

		6,422

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25	2,470	1,954

Pharmaceuticals - 0.1%
Actavis Funding SCS,
4.55%, 3/15/35	1,375	1,413

Property & Casualty Insurance - 0.9%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	5,675	5,702
5.50%, 11/15/20	2,070	2,305
XLIT Ltd.,
6.50%, 4/15/17(2)	6,950	4,830

		12,837

Total Foreign Issuer Bonds (Cost $62,699)		62,252

U.S. GOVERNMENT AGENCIES - 25.2%(5)
Fannie Mae - 24.2%
Pool #255498,
5.50%, 12/1/34	270	306
Pool #256883,
6.00%, 9/1/37	26	29
Pool #535714,
7.50%, 1/1/31	32	35
Pool #545003,
8.00%, 5/1/31	2	2
Pool #545437,
7.00%, 2/1/32	69	85
Pool #545556,
7.00%, 4/1/32	43	51
Pool #555189,
7.00%, 12/1/32	269	319
Pool #581806,
7.00%, 7/1/31	113	136
Pool #585617,
7.00%, 5/1/31(6)	—	—
Pool #745148,
5.00%, 1/1/36	169	188
Pool #888538,
5.50%, 1/1/37	415	469
Pool #890009,
5.50%, 9/1/36	1,725	1,959
Pool #893082,
2.73%, 9/1/36(1)	1,724	1,826
Pool #919638,
5.50%, 9/1/37	782	879
Pool #929035,
6.50%, 1/1/38	354	408
Pool #932638,
5.00%, 3/1/40	5,615	6,321
Pool #955782,
6.50%, 10/1/37	110	127
Pool #990702,
6.50%, 9/1/38	1,882	2,270

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.2%(5) continued
Fannie Mae - 24.2% continued
Pool #AB1470,
4.50%, 9/1/40	$2,355	$2,581
Pool #AB3114,
5.00%, 6/1/41	3,326	3,725
Pool #AB9522,
3.50%, 5/1/43	21,627	22,868
Pool #AC6767,
4.50%, 1/1/40	2,004	2,217
Pool #AC9581,
5.50%, 1/1/40	4,086	4,619
Pool #AD0915,
5.50%, 12/1/38	153	174
Pool #AD6929,
5.00%, 6/1/40	2,863	3,202
Pool #AH1166,
4.50%, 12/1/40	6,204	6,802
Pool #AH1507,
4.50%, 12/1/40	7,077	7,825
Pool #AL4408,
4.50%, 11/1/43	9,627	10,677
Pool #AL5686,
4.00%, 9/1/44	6,043	6,581
Pool #AL8352,
3.00%, 10/1/44	25,407	26,420
Pool #AQ9333,
4.00%, 1/1/43	5,698	6,207
Pool #AS2703,
4.00%, 6/1/44	7,059	7,647
Pool #AS3473,
4.00%, 10/1/44	12,100	12,968
Pool #AS3655,
4.50%, 10/1/44	4,380	4,786
Pool #AS3797,
5.00%, 11/1/44	4,704	5,233
Pool #AS6184,
3.50%, 11/1/45	15,031	16,090
Pool #AU7032,
4.00%, 11/1/43	34,432	37,491
Pool #AW6233,
4.50%, 6/1/44	8,596	9,548
Pool #AZ7903,
4.00%, 6/1/41	5,925	6,368
Pool #MA2522,
3.50%, 2/1/46	8,650	9,133
Pool TBA,
3.00%, 7/16/46(7)	48,125	49,943
3.50%, 7/16/46(7)	52,100	54,974

		333,489

Freddie Mac - 0.4%
Pool #1B3575,
5.96%, 9/1/37(1)	199	199
Pool #1G2296,
6.17%, 11/1/37(1)	1,230	1,315
Pool #1J0365,
3.00%, 4/1/37(1)	1,668	1,773
Pool #1J2840,
2.65%, 9/1/37(1)	1,426	1,522
Pool #848076,
5.59%, 6/1/38(1)	526	550

		5,359

Freddie Mac Gold - 0.6%
Pool #A65182,
6.50%, 9/1/37	2,250	2,585
Pool #A92650,
5.50%, 6/1/40	220	245
Pool #C00910,
7.50%, 1/1/30	258	307
Pool #C02790,
6.50%, 4/1/37	1,102	1,266
Pool #C02838,
5.50%, 5/1/37	1,932	2,188
Pool #G01954,
5.00%, 11/1/35	1,064	1,180

		7,771

Total U.S. Government Agencies (Cost $338,941)		346,619

U.S. GOVERNMENT OBLIGATIONS - 17.0%
U.S. Treasury Bonds - 3.3%
2.50%, 2/15/46	43,970	45,785

U.S. Treasury Notes - 13.7%
0.88%, 6/15/19	19,670	19,767
1.13%, 6/30/21	73,760	74,126
1.38%, 6/30/23	43,765	43,991

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 17.0% continued
U.S. Treasury Notes - 13.7% continued
1.63%, 5/15/26	$50,370	$50,986

		188,870

Total U.S. Government Obligations (Cost $229,841)		234,655

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(8) (9)	155,547,402	$155,547

Total Investment Companies (Cost $155,547)		155,547

Total Investments - 108.7% (Cost $1,466,669)		1,498,870

Liabilities less Other Assets - (8.7)%		(120,035)

NET ASSETS - 100.0%		$1,378,835

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Value rounds to less than one thousand.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	15.7%
U.S. Agency	23.1
AAA	12.2
AA	1.3
A	9.7
BBB	20.0
BB	5.0
B	2.5
CCC	0.1
Cash Equivalents	10.4

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$194,647	$—	$194,647
Corporate Bonds(1)	—	505,150	—	505,150
Foreign Issuer Bonds(1)	—	62,252	—	62,252
U.S. Government Agencies(1)	—	346,619	—	346,619
U.S. Government Obligations(1)	—	234,655	—	234,655
Investment Companies	155,547	—	—	155,547

Total Investments	$155,547	$1,343,323	$—	$1,498,870

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,467,688

Gross tax appreciation of investments	$39,416
Gross tax depreciation of investments	(8,234)

Net tax appreciation of investments	$31,182

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$153,501	$774,589	$772,543	$104	$155,547

EXPLANATION OF ABBREVIATIONS & ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To Be Announced

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.4%
Aerospace & Defense - 1.0%
StandardAero Aviation Holdings, Inc.,
10.00%, 7/15/23(1)	$24,150	$24,090
TransDigm, Inc.,
6.50%, 5/15/25	24,351	24,412

		48,502

Auto Parts Manufacturing - 1.1%
Dana Holding Corp.,
5.50%, 12/15/24	10,146	9,639
Meritor, Inc.,
6.25%, 2/15/24	23,195	19,832
MPG Holdco I, Inc.,
7.38%, 10/15/22	25,051	24,612

		54,083

Cable & Satellite - 2.5%
DISH DBS Corp.,
7.75%, 7/1/26(1)	25,800	26,574
Mediacom Broadband LLC/Mediacom Broadband Corp.,
6.38%, 4/1/23	17,837	18,640
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(1)	23,335	24,035
Neptune Finco Corp.,
6.63%, 10/15/25(1)	22,550	23,677
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(1)	27,724	28,833

		121,759

Casinos & Gaming - 2.0%
Boyd Gaming Corp.,
6.88%, 5/15/23	20,757	22,106
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
8.00%, 10/1/20	31,583	31,662
Eldorado Resorts, Inc.,
7.00%, 8/1/23	23,243	24,115
Pinnacle Entertainment, Inc.,
5.63%, 5/1/24(1)	16,725	16,683

		94,566

Chemicals - 0.4%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	21,375	21,749

Commercial Finance - 0.4%
NewStar Financial, Inc.,
7.25%, 5/1/20	23,565	21,915

Communications Equipment - 0.5%
CPI International, Inc.,
8.75%, 2/15/18	24,750	24,564

Consumer Finance - 1.8%
Alliance Data Systems Corp.,
6.38%, 4/1/20(1)	11,952	12,042
5.38%, 8/1/22(1)	12,850	12,304
OneMain Financial Holdings LLC,
7.25%, 12/15/21(1)	34,816	33,336
Quicken Loans, Inc.,
5.75%, 5/1/25(1)	28,827	27,818

		85,500

Consumer Products - 0.5%
Clearwater Paper Corp.,
5.38%, 2/1/25(1)	22,875	22,875

Consumer Services - 1.1%
APX Group, Inc.,
6.38%, 12/1/19	24,771	24,523
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	29,210	30,963

		55,486

Containers & Packaging - 1.1%
PaperWorks Industries, Inc.,
9.50%, 8/15/19(1)	27,749	25,529
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	26,689	27,223

		52,752

Department Stores - 0.4%
J.C. Penney Corp., Inc.,
8.13%, 10/1/19	21,082	21,813

Electrical Equipment Manufacturing - 0.5%
WESCO Distribution, Inc.,
5.38%, 6/15/24(1)	23,881	23,881

Energy Midstream - 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.63%, 5/20/24	21,550	21,712

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.4% continued
Entertainment Resources - 1.0%
AMC Entertainment, Inc.,
5.75%, 6/15/25	$26,200	$26,069
ClubCorp Club Operations, Inc.,
8.25%, 12/15/23(1)	23,100	22,984

		49,053

Exploration & Production - 5.3%
Antero Resources Corp.,
5.63%, 6/1/23	24,650	23,910
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20	28,096	28,447
Continental Resources, Inc.,
5.00%, 9/15/22	14,000	13,685
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	4,925	4,925
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.00%, 12/1/24(1)	18,461	17,213
5.75%, 10/1/25(1)	8,175	7,807
Laredo Petroleum, Inc.,
6.25%, 3/15/23	26,125	24,819
Newfield Exploration Co.,
5.38%, 1/1/26	26,112	25,394
Oasis Petroleum, Inc.,
6.88%, 3/15/22	8,400	7,760
6.88%, 1/15/23	13,937	12,683
Range Resources Corp.,
5.00%, 3/15/23	22,615	21,202
SM Energy Co.,
6.13%, 11/15/22	3,000	2,756
5.63%, 6/1/25	14,185	12,199
Southwestern Energy Co.,
4.05%, 1/23/20	16,630	16,339
4.95%, 1/23/25	11,168	10,693
WPX Energy, Inc.,
6.00%, 1/15/22	27,173	25,271

		255,103

Financial Services - 0.6%
Argos Merger Sub, Inc.,
7.13%, 3/15/23(1)	27,180	27,995

Food & Beverage - 1.5%
Dole Food Co., Inc.,
7.25%, 5/1/19(1)	23,620	23,561
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	25,315	25,251
Simmons Foods, Inc.,
7.88%, 10/1/21(1)	25,969	23,632

		72,444

Forest & Paper Products Manufacturing - 0.5%
Neenah Paper, Inc.,
5.25%, 5/15/21(1)	23,511	23,276

Health Care Facilities & Services - 2.6%
Envision Healthcare Corp.,
5.13%, 7/1/22(1)	8,667	8,710
HealthSouth Corp.,
5.13%, 3/15/23	14,705	14,411
5.75%, 11/1/24	12,229	12,278
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 8/1/23(1)	22,851	23,365
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	32,875	33,697
Tenet Healthcare Corp.,
8.13%, 4/1/22	24,750	25,364
6.75%, 6/15/23	8,625	8,258

		126,083

Homebuilders - 2.0%
AV Homes, Inc.,
8.50%, 7/1/19	21,150	20,780
Lennar Corp.,
4.88%, 12/15/23	9,488	9,512
PulteGroup, Inc.,
5.50%, 3/1/26	21,347	21,881
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(1)	13,680	13,646
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
5.88%, 6/15/24	31,165	31,671

		97,490

Industrial Other - 0.7%
MasTec, Inc.,
4.88%, 3/15/23	36,375	33,738

Investment Companies - 1.3%
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	28,464	29,460

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.4% continued
Investment Companies - 1.3% continued
Prospect Capital Corp.,
5.88%, 3/15/23	$34,753	$33,722

		63,182

Life Insurance - 1.5%
American Equity Investment Life Holding Co.,
6.63%, 7/15/21	37,804	38,371
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 4/1/21(1)	32,522	32,522

		70,893

Machinery Manufacturing - 0.3%
Manitowoc Foodservice, Inc.,
9.50%, 2/15/24(1)	12,425	13,885

Machinery Manufacturing & Rental - 1.2%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	18,300	12,627
BlueLine Rental Finance Corp.,
7.00%, 2/1/19(1)	23,927	20,577
United Rentals North America, Inc.,
5.75%, 11/15/24	24,068	24,249

		57,453

Manufactured Goods - 0.7%
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	33,420	33,336

Media Non-Cable - 1.1%
National CineMedia LLC,
7.88%, 7/15/21	27,405	28,433
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	23,800	24,454

		52,887

Metals & Mining - 2.7%
AK Steel Corp.,
7.63%, 5/15/20	24,025	22,944
Aleris International, Inc.,
9.50%, 4/1/21(1)	30,960	31,811
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	21,425	18,854
3.88%, 3/15/23	17,200	15,050
Joseph T. Ryerson & Son, Inc.,
11.25%, 10/15/18	12,900	12,255
11.00%, 5/15/22(1)	15,195	15,727
United States Steel Corp.,
8.38%, 7/1/21(1)	13,825	14,516

		131,157

Pharmaceuticals - 0.6%
JPR Royalty Sub LLC,
14.00%, 9/1/20(1)	8,000	4,000
NBTY, Inc.,
7.63%, 5/15/21(1)	24,050	24,080

		28,080

Pipeline - 4.1%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	19,875	20,877
Energy Transfer Equity L.P.,
7.50%, 10/15/20	25,715	27,258
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	24,750	23,141
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	22,704	18,958
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	26,940	24,919
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	30,507	29,897
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22	21,476	22,067
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.63%, 10/1/20	28,063	28,624

		195,741

Power Generation - 1.4%
Calpine Corp.,
5.50%, 2/1/24	37,075	35,777
NRG Energy, Inc.,
6.63%, 3/15/23	15,225	14,997
7.25%, 5/15/26(1)	17,325	17,238

		68,012

Property & Casualty Insurance - 1.1%
Hub Holdings LLC/Hub Holdings Finance, Inc.,
8.13%, 7/15/19(1) (2)	8,150	7,824
HUB International Ltd.,
7.88%, 10/1/21(1)	23,901	22,945

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.4% continued
Property & Casualty Insurance - 1.1% continued
Liberty Mutual Group, Inc.,
7.80%, 3/15/37(1)	$19,930	$21,724

		52,493

Publishing & Broadcasting - 1.2%
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	33,671	33,166
Sirius XM Radio, Inc.,
5.38%, 4/15/25(1)	23,797	23,693

		56,859

Railroad - 0.6%
Florida East Coast Holdings Corp.,
6.75%, 5/1/19(1)	27,855	27,716

Real Estate - 1.0%
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	23,554	22,936
Howard Hughes (The) Corp.,
6.88%, 10/1/21	24,390	24,573

		47,509

Real Estate Investment Trusts - 0.4%
DuPont Fabros Technology L.P.,
5.63%, 6/15/23	19,150	19,677

Refining & Marketing - 3.3%
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24(1)	10,300	10,577
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	23,275	23,391
CITGO Petroleum Corp.,
6.25%, 8/15/22(1)	4,850	4,644
Murphy Oil USA, Inc.,
6.00%, 8/15/23	24,458	25,314
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	33,828	35,097
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23(1)	29,850	29,626
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23	29,000	28,565

		157,214

Restaurants - 0.9%
Landry’s Holdings II, Inc.,
10.25%, 1/1/18(1)	15,816	15,974
Landry’s, Inc.,
9.38%, 5/1/20(1)	26,927	28,274

		44,248

Retail - 2.6%
CST Brands, Inc.,
5.00%, 5/1/23	34,083	34,594
Group 1 Automotive, Inc.,
5.00%, 6/1/22	26,950	26,546
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(1)	14,424	11,756
Penske Automotive Group, Inc.,
5.75%, 10/1/22	5,163	5,163
5.50%, 5/15/26	24,850	23,607
Sonic Automotive, Inc.,
7.00%, 7/15/22	20,802	21,946

		123,612

Retail - Consumer Discretionary - 2.5%
Asbury Automotive Group, Inc.,
6.00%, 12/15/24	28,725	28,940
GameStop Corp.,
6.75%, 3/15/21(1)	33,725	33,304
L Brands, Inc.,
6.88%, 11/1/35	35,700	36,146
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25	23,698	24,824

		123,214

Retail - Consumer Staples - 0.9%
Performance Food Group, Inc.,
5.50%, 6/1/24(1)	15,675	15,949
US Foods, Inc.,
5.88%, 6/15/24(1)	25,800	26,445

		42,394

Software & Services - 1.8%
Ensemble S Merger Sub, Inc.,
9.00%, 9/30/23(1)	26,497	26,166
Infor US, Inc.,
6.50%, 5/15/22	31,863	30,091
Rackspace Hosting, Inc.,
6.50%, 1/15/24(1)	29,975	29,600

		85,857

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.4% continued
Supermarkets & Pharmacies - 1.4%
Ingles Markets, Inc.,
5.75%, 6/15/23	$25,197	$25,449
Rite Aid Corp.,
6.13%, 4/1/23(1)	23,083	24,641
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22(1)	19,369	17,045

		67,135

Technology - 1.1%
Equinix, Inc.,
5.88%, 1/15/26	23,705	24,698
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	29,601	30,045

		54,743

Utilities - 0.6%
AES Corp.,
6.00%, 5/15/26	29,565	30,193

Waste & Environment Services & Equipment - 2.0%
Advanced Disposal Services, Inc.,
8.25%, 10/1/20	27,665	27,942
Casella Waste Systems, Inc.,
7.75%, 2/15/19	33,099	33,782
Covanta Holding Corp.,
6.38%, 10/1/22	32,496	33,389

		95,113

Wireless Telecommunications Services - 2.1%
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	32,686	35,174
Sprint Communications, Inc.,
9.00%, 11/15/18(1)	4,225	4,500
Sprint Corp.,
7.25%, 9/15/21	31,750	27,067
7.88%, 9/15/23	11,175	9,136
T-Mobile USA, Inc.,
6.50%, 1/15/26	22,750	24,001

		99,878

Wireline Telecommunications Services - 3.1%
CenturyLink, Inc.,
6.45%, 6/15/21	12,373	12,574
7.50%, 4/1/24	18,125	18,284
Frontier Communications Corp.,
10.50%, 9/15/22	29,465	31,178
9.00%, 8/15/31	15,421	13,561
GCI, Inc.,
6.88%, 4/15/25	30,309	30,669
Level 3 Financing, Inc.,
5.38%, 1/15/24	7,075	7,101
5.25%, 3/15/26(1)	13,050	12,789
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	23,751	24,107

		150,263

Total Corporate Bonds
(Cost $3,373,443)		3,349,083

FOREIGN ISSUER BONDS - 23.0%
Airlines - 0.9%
Air Canada,
7.75%, 4/15/21(1)	33,198	34,443
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC,
7.75%, 6/1/20(1)	21,300	9,638

		44,081

Banks - 1.3%
Australia & New Zealand Banking Group Ltd.,
6.75%, 6/15/26(1) (3)	27,575	28,468
ING Groep N.V.,
6.50%, 4/16/25(3)	34,860	31,875

		60,343

Cable & Satellite - 2.2%
Altice Financing S.A.,
6.63%, 2/15/23(1)	30,568	30,014
Numericable-SFR S.A.,
6.00%, 5/15/22(1)	16,610	16,153
7.38%, 5/1/26(1)	7,475	7,391
UPCB Finance IV Ltd.,
5.38%, 1/15/25(1)	10,980	10,870
Virgin Media Secured Finance PLC,
5.25%, 1/15/26(1)	16,450	15,916
VTR Finance B.V.,
6.88%, 1/15/24(1)	28,125	28,040

		108,384

Casinos & Gaming - 0.9%
International Game Technology PLC,
6.25%, 2/15/22(1)	10,825	11,001
6.50%, 2/15/25(1)	14,595	14,704

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.0% continued
Casinos & Gaming - 0.9% continued
MCE Finance Ltd.,
5.00%, 2/15/21(1)	$19,890	$19,682

		45,387

Commercial Finance - 0.8%
Dana Financing Luxembourg SARL,
6.50%, 6/1/26(1)	14,575	14,192
Lincoln Finance Ltd.,
7.38%, 4/15/21(1)	25,820	26,724

		40,916

Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(1)	27,700	28,271

Diversified Banks - 4.0%
Banco Santander S.A.,
6.38%, 5/19/19(3)	24,900	21,862
Barclays PLC,
8.25%, 12/15/18(3)	24,092	23,549
BNP Paribas S.A.,
7.63%, 3/30/21(1) (3)	28,275	28,275
Credit Agricole S.A.,
7.88%, 1/23/24(1) (3)	24,900	23,780
Credit Suisse Group A.G.,
7.50%, 12/11/23(1) (3)	25,000	25,125
Deutsche Bank A.G.,
7.50%, 4/30/25(3)	30,560	25,556
HSBC Holdings PLC,
6.88%, 6/1/21(3)	28,350	28,208
Royal Bank of Scotland Group PLC,
7.50%, 8/10/20(3)	19,150	17,522

		193,877

Food & Beverage - 1.1%
JBS Investments GmbH,
7.25%, 4/3/24(1)	22,075	22,730
Marfrig Holdings Europe B.V.,
8.00%, 6/8/23(1)	28,375	28,957

		51,687

Metals & Mining - 2.7%
ArcelorMittal,
6.13%, 6/1/25	8,625	8,582
8.00%, 10/15/39	8,250	8,002
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC,
6.50%, 5/15/21(1)	23,300	24,125
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(1)	23,410	25,839
Teck Resources Ltd.,
4.75%, 1/15/22	16,610	14,034
6.25%, 7/15/41	12,925	9,176
5.40%, 2/1/43	17,200	11,266
Vale Overseas Ltd.,
5.88%, 6/10/21	27,875	27,910

		128,934

Oil & Gas Services & Equipment - 1.6%
Ensco PLC,
4.50%, 10/1/24	3,788	2,538
5.75%, 10/1/44	36,509	21,905
Transocean, Inc.,
6.50%, 11/15/20	7,440	6,612
8.13%, 12/15/21	23,843	20,147
5.05%, 10/15/22	6,900	4,882
Weatherford International Ltd.,
7.75%, 6/15/21	11,250	10,955
8.25%, 6/15/23	12,100	11,495

		78,534

Paper & Packaging - 1.0%
Cascades, Inc.,
5.50%, 7/15/22(1)	27,220	26,437
Coveris Holdings S.A.,
7.88%, 11/1/19(1)	24,020	23,330

		49,767

Property & Casualty Insurance - 0.7%
XLIT Ltd.,
6.50%, 4/15/17(3)	45,771	31,811

Technology - 0.6%
Sixsigma Networks Mexico S.A. de C.V.,
8.25%, 11/7/21(1)	31,450	31,293

Transportation & Logistics - 0.8%
Eletson Holdings, Inc.,
9.63%, 1/15/22(1)	24,315	18,966

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.0% continued
Transportation & Logistics - 0.8% continued
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.13%, 11/15/21(1)	$25,758	$20,220

		39,186

Trucking & Leasing - 0.7%
Fly Leasing Ltd.,
6.75%, 12/15/20	32,361	32,523

Wireless Telecommunications Services - 1.8%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	38,305	31,985
Millicom International Cellular S.A.,
6.00%, 3/15/25(1)	26,425	25,764
Wind Acquisition Finance S.A.,
7.38%, 4/23/21(1)	29,860	28,442

		86,191

Wireline Telecommunications Services - 1.3%
B Communications Ltd.,
7.38%, 2/15/21(1)	29,919	32,013
Columbus International, Inc.,
7.38%, 3/30/21(1)	27,271	28,798

		60,811

Total Foreign Issuer Bonds (Cost $1,154,566)		1,111,996

TERM LOANS - 2.0%(4)
Commercial Services - 0.5%
Trugreen L.P., Initial Term Loan,
4/13/23(5)	15,993	16,040
6.50%, 4/13/23	6,675	6,694

		22,734

Department Stores - 0.5%
J.C. Penney Corp., Inc., Loan,
5.25%, 6/23/23	14,207	14,178
Neiman Marcus Group (The), Inc., Other Term Loan,
4.25%, 10/25/20	9,924	8,897

		23,075

Machinery - 0.4%
Manitowoc Foodservice, Inc., Term B Loan,
5.75%, 3/3/23	19,487	19,585

Refining & Marketing - 0.1%
CITGO Holding, Inc., Term Loan,
9.50%, 5/12/18	6,561	6,599

Telecom - 0.5%
Windstream Services, LLC, Tranche B-6 Term Loan,
5.75%, 3/29/21	22,788	22,731

Total Term Loans (Cost $95,111)		94,724

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.7%
Banks - 0.7%
GMAC Capital Trust I, 6.41%	1,331,138	$33,039

Total Preferred Stocks (Cost $33,469)		33,039

INVESTMENT COMPANIES - 2.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(6) (7)	117,338,187	117,338

Total Investment Companies (Cost $117,338)		117,338

Total Investments - 97.5% (Cost $4,773,927)		4,706,180

Other Assets less Liabilities - 2.5%		120,700

NET ASSETS - 100.0%		$4,826,880

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(4)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(5)	Position is unsettled. Contract rate was not determined at June 30, 2016 and does not take effect until settlement date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day yield as of June 30, 2016 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	JUNE 30, 2016 (UNAUDITED)

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	3.7%
BB	34.6
B	47.2
CCC	10.9
Not Rated	1.1
Cash Equivalents	2.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$3,349,083	$—	$3,349,083
Foreign Issuer Bonds(1)	—	1,111,996	—	1,111,996
Term Loans(1)	—	94,724	—	94,724
Preferred Stocks(1)	33,039	—	—	33,039
Investment Companies	117,338	—	—	117,338

Total Investments	$150,377	$4,555,803	$—	$4,706,180

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,791,327

Gross tax appreciation of investments	$39,426
Gross tax depreciation of investments	(124,573)

Net tax depreciation of investments	$(85,147)

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$265,422	$855,357	$1,003,441	$142	$117,338

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 29.4%
Automobile - 5.7%
CarMax Auto Owner Trust, Series 2015-4, Class A3,
1.56%, 11/16/20	$6,000	$6,053
CarMax Auto Owner Trust, Series 2016-1, Class A3,
1.61%, 11/16/20	325	328
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3,
1.23%, 9/23/19	4,920	4,937
Honda Auto Receivables Owner Trust, Series 2016-1, Class A3,
1.22%, 12/18/19	5,285	5,301
Hyundai Auto Receivables Trust, Series 2016-A, Class A3,
1.56%, 9/15/20	1,500	1,512
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A3,
1.37%, 5/15/20	5,285	5,314
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3,
1.34%, 10/15/20	1,060	1,066
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3,
1.32%, 1/15/21	1,295	1,304
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3,
1.25%, 3/16/20	5,500	5,521
World Omni Auto Receivables Trust, Series 2015-B, Class A3,
1.49%, 12/15/20	560	564

		31,900

Commercial Mortgage-Backed Securities - 11.4%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42(1)	3,700	3,853
Commercial Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	3,070	3,098
Commercial Mortgage Trust, Series 2013-CR9, Class A2,
3.06%, 7/10/45	136	139
Commercial Mortgage Trust, Series 2014-CR16, Class A2,
3.04%, 4/10/47	2,230	2,321
Commercial Mortgage Trust, Series 2014-LC15, Class A2,
2.84%, 4/10/47	5,375	5,559
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	1,085	1,126
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2,
3.07%, 12/15/46	1,226	1,268
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	5,655	5,900
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.25%, 4/15/41(1)	4,926	5,193
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2,
1.97%, 8/15/45	4,909	4,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	5,885	5,923
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	5,407	5,471
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2,
2.92%, 2/15/47	700	728
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	980	1,013
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2,
3.12%, 8/15/47	1,672	1,746
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	4,939	5,129
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.48%, 1/11/43(1)	3,263	3,448
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2,
1.85%, 8/10/49	6,170	6,211
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2,
3.04%, 5/15/47	1,080	1,126

		64,194

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 29.4% continued
Credit Card - 10.5%
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	$6,220	$6,257
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1,
1.39%, 1/15/21	1,500	1,510
Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7,
1.45%, 8/16/21	6,000	6,045
Chase Issuance Trust, Series 2014-A7, Class A7,
1.38%, 11/15/19	265	266
Chase Issuance Trust, Series 2015-A2, Class A2,
1.59%, 2/18/20	5,940	6,002
Chase Issuance Trust, Series 2015-A5, Class A5,
1.36%, 4/15/20	595	599
Chase Issuance Trust, Series 2016-A2, Class A,
1.37%, 6/15/21	5,430	5,458
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8,
1.73%, 4/9/20	5,675	5,749
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	6,085	6,148
Discover Card Execution Note Trust, Series 2016-A1, Class A1,
1.64%, 7/15/21	5,725	5,800
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A,
1.61%, 11/15/20	2,985	3,004
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	6,900	6,928
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A,
2.04%, 3/15/22	4,970	5,061

		58,827

Other - 1.8%
CNH Equipment Trust, Series 2016-A, Class A3,
1.48%, 4/15/21	5,000	5,019
CNH Equipment Trust, Series 2016-B, Class A3,
1.63%, 8/15/21	1,100	1,107
John Deere Owner Trust, Series 2016-A, Class A3,
1.36%, 4/15/20	4,100	4,115

		10,241

Total Asset-Backed Securities (Cost $164,549)		165,162

CORPORATE BONDS - 37.8%
Aerospace & Defense - 0.6%
Boeing Capital Corp.,
2.90%, 8/15/18	605	628
Lockheed Martin Corp.,
1.85%, 11/23/18	1,100	1,115
TransDigm, Inc.,
6.00%, 7/15/22	750	754
United Technologies Corp.,
1.78%, 5/4/18(2)	630	636

		3,133

Auto Parts Manufacturing - 0.8%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	1,300	1,349
Goodyear Tire & Rubber (The) Co.,
7.00%, 5/15/22	2,490	2,655
Johnson Controls, Inc.,
1.40%, 11/2/17	695	697

		4,701

Automobiles Manufacturing - 4.0%
American Honda Finance Corp.,
1.20%, 7/14/17	540	541
1.10%, 9/20/17(1)	285	286
1.70%, 2/22/19	725	738
Daimler Finance North America LLC,
1.60%, 8/3/17(3)	410	412
1.11%, 3/2/18(1) (3)	350	348
1.65%, 3/2/18(3)	1,215	1,222
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	2,340	2,345
2.55%, 10/5/18	3,325	3,386
2.94%, 1/8/19	3,200	3,293
General Motors Financial Co., Inc.,
3.00%, 9/25/17	1,100	1,116
Hyundai Capital America,
2.40%, 10/30/18(3)	1,525	1,546

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.8% continued
Automobiles Manufacturing - 4.0% continued
2.00%, 7/1/19(3)	$1,000	$1,006
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19(3)	2,165	2,191
Toyota Motor Credit Corp.,
1.09%, 7/13/18(1)	315	316
2.00%, 10/24/18	1,100	1,121
1.70%, 2/19/19	1,055	1,069
1.40%, 5/20/19	660	664
Volkswagen Group of America Finance LLC,
1.60%, 11/20/17(3)	1,040	1,040

		22,640

Banks - 3.9%
Bank of America N.A.,
1.65%, 3/26/18	1,665	1,675
2.05%, 12/7/18	1,225	1,243
Branch Banking & Trust Co.,
1.00%, 4/3/17	1,335	1,335
Capital One N.A.,
1.65%, 2/5/18	2,310	2,312
Discover Bank,
2.60%, 11/13/18	1,670	1,695
HSBC USA, Inc.,
1.30%, 6/23/17	1,800	1,797
2.00%, 8/7/18	1,735	1,741
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	140	148
PNC Bank N.A.,
1.50%, 2/23/18	1,375	1,385
1.80%, 11/5/18	2,115	2,140
1.95%, 3/4/19	800	812
US Bank N.A.,
1.40%, 4/26/19	1,560	1,569
Wells Fargo Bank N.A.,
1.38%, 1/22/18(1)	990	994
1.65%, 1/22/18	1,155	1,165
1.75%, 5/24/19	2,080	2,108

		22,119

Biotechnology - 0.5%
Amgen, Inc.,
1.25%, 5/22/17	1,120	1,122
Celgene Corp.,
2.13%, 8/15/18	935	949
Gilead Sciences, Inc.,
1.85%, 9/4/18	940	956

		3,027

Cable & Satellite - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	500	519
Comcast Corp.,
6.30%, 11/15/17	1,275	1,368
5.70%, 5/15/18	1,265	1,374

		3,261

Casinos & Gaming - 0.2%
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 4/15/21	1,320	1,360

Chemicals - 0.2%
Eastman Chemical Co.,
2.40%, 6/1/17	630	636
Tronox Finance LLC,
7.50%, 3/15/22(3)	775	558

		1,194

Commercial Finance - 0.3%
Air Lease Corp.,
5.63%, 4/1/17	1,180	1,205
CIT Group, Inc.,
3.88%, 2/19/19	505	508

		1,713

Communications Equipment - 0.3%
Cisco Systems, Inc.,
1.10%, 3/3/17	385	386
3.15%, 3/14/17	125	127
1.40%, 2/28/18	810	817
1.17%, 3/1/19(1)	150	151

		1,481

Consumer Finance - 1.1%
Ally Financial, Inc.,
3.25%, 2/13/18	2,345	2,345
American Express Co.,
1.24%, 5/22/18(1)	790	788
4.90%, 3/15/20(4)	1,320	1,262
American Express Credit Corp.,
1.88%, 11/5/18	990	1,001

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.8% continued
Consumer Finance - 1.1% continued
Synchrony Financial,
1.88%, 8/15/17	$1,000	$1,002

		6,398

Consumer Products - 0.1%
Kimberly-Clark Corp.,
1.40%, 2/15/19	600	608

Consumer Services - 0.6%
ADT (The) Corp.,
4.13%, 6/15/23	545	510
APX Group, Inc.,
6.38%, 12/1/19	625	619
Prime Security Services Borrower
LLC/Prime Finance, Inc.,
9.25%, 5/15/23(3)	500	530
Service Corp. International,
5.38%, 1/15/22	550	567
United Rentals North America, Inc.,
7.63%, 4/15/22	495	528
6.13%, 6/15/23	395	411

		3,165

Containers & Packaging - 0.4%
Graphic Packaging International, Inc.,
4.75%, 4/15/21	500	523
Plastipak Holdings, Inc.,
6.50%, 10/1/21(3)	650	663
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC/Reynolds Group
Issuer (Luxembourg) S.A.,
5.75%, 10/15/20	750	774
8.25%, 2/15/21	500	523

		2,483

Department Stores - 0.1%
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	243	248

Diversified Banks - 3.8%
Bank of America Corp.,
3.88%, 3/22/17	415	423
2.00%, 1/11/18	1,765	1,776
1.72%, 3/22/18(1)	800	804
Citigroup, Inc.,
1.80%, 2/5/18	1,795	1,802
1.32%, 4/27/18(1)	405	405
1.70%, 4/27/18	820	821
2.05%, 12/7/18	1,145	1,154
2.05%, 6/7/19	1,380	1,390
5.80%, 11/15/19(4)	3,515	3,396
JPMorgan Chase & Co.,
2.00%, 8/15/17	2,220	2,241
1.54%, 1/25/18(1)	759	763
1.70%, 3/1/18	1,260	1,267
7.90%, 4/30/18(4)	1,370	1,397
5.30%, 5/1/20(4)	875	872
Wells Fargo & Co.,
1.40%, 9/8/17	1,515	1,520
7.98%, 3/15/18(4)	1,370	1,433

		21,464

Electrical Equipment Manufacturing - 0.9%
Amphenol Corp.,
1.55%, 9/15/17	1,060	1,060
General Electric Co.,
5.40%, 2/15/17	1,160	1,192
1.25%, 5/15/17	1,250	1,254
5.25%, 12/6/17	720	763
Roper Technologies, Inc.,
1.85%, 11/15/17	560	563

		4,832

Entertainment Content - 0.4%
CBS Corp.,
1.95%, 7/1/17	1,435	1,443
Walt Disney (The) Co.,
1.65%, 1/8/19	555	566

		2,009

Exploration & Production - 0.1%
QEP Resources, Inc.,
6.88%, 3/1/21	410	414

Financial Services - 2.1%
Charles Schwab (The) Corp.,
1.50%, 3/10/18	1,435	1,449
Goldman Sachs Group (The), Inc.,
2.90%, 7/19/18	1,070	1,098
1.68%, 4/25/19(1)	1,290	1,287
2.00%, 4/25/19	820	828
5.38%, 5/10/20(4)	1,195	1,182
Morgan Stanley,
5.95%, 12/28/17	3,408	3,624

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.8% continued
Financial Services - 2.1% continued
2.01%, 2/1/19(1)	$1,220	$1,234
2.45%, 2/1/19	805	820

		11,522

Food & Beverage - 1.4%
Anheuser-Busch InBev Finance, Inc.,
1.04%, 2/1/19(1)	1,500	1,495
1.90%, 2/1/19	1,110	1,129
Coca-Cola (The) Co.,
1.38%, 5/30/19	380	384
Constellation Brands, Inc.,
3.88%, 11/15/19	1,475	1,552
General Mills, Inc.,
1.40%, 10/20/17	1,900	1,910
PepsiCo, Inc.,
1.25%, 4/30/18	835	840
Smithfield Foods, Inc.,
5.25%, 8/1/18(3)	675	682

		7,992

Hardware - 0.0%
NetApp, Inc.,
2.00%, 12/15/17	162	163

Health Care Facilities & Services - 0.6%
AmerisourceBergen Corp.,
1.15%, 5/15/17	1,355	1,355
Cardinal Health, Inc.,
1.90%, 6/15/17	410	413
2.40%, 11/15/19	575	589
McKesson Corp.,
5.70%, 3/1/17	190	196
1.29%, 3/10/17	950	952

		3,505

Home & Office Products Manufacturing - 0.3%
Newell Brands, Inc.,
2.15%, 10/15/18	1,405	1,420

Home Improvement - 0.6%
Stanley Black & Decker, Inc.,
2.45%, 11/17/18	1,745	1,783
Whirlpool Corp.,
1.35%, 3/1/17	385	385
1.65%, 11/1/17	1,230	1,238

		3,406

Homebuilders - 0.2%
Lennar Corp.,
4.13%, 12/1/18	1,000	1,010

Industrial Other - 0.1%
SBA Tower Trust,
2.93%, 12/15/17(3)	605	606

Integrated Oils - 1.2%
Chevron Corp.,
1.34%, 11/9/17	1,225	1,230
1.35%, 11/15/17	820	824
ConocoPhillips Co.,
1.50%, 5/15/18	940	944
Exxon Mobil Corp.,
1.44%, 3/1/18	805	812
1.31%, 3/6/18	2,130	2,147
1.71%, 3/1/19	815	828

		6,785

Life Insurance - 0.2%
Lincoln National Corp.,
6.05%, 4/20/67(1)	300	200
New York Life Global Funding,
1.55%, 11/2/18(3)	445	449
Principal Financial Group, Inc.,
1.85%, 11/15/17	500	503

		1,152

Machinery Manufacturing - 0.9%
Caterpillar Financial Services Corp.,
1.35%, 2/23/18(1)	1,030	1,037
1.80%, 11/13/18	860	870
1.35%, 5/18/19	1,320	1,326
John Deere Capital Corp.,
0.87%, 12/15/17(1)	200	200
0.92%, 1/16/18(1)	200	200
1.60%, 7/13/18	1,130	1,142

		4,775

Managed Care - 0.4%
Aetna, Inc.,
1.70%, 6/7/18	410	413
UnitedHealth Group, Inc.,
1.90%, 7/16/18	885	900
1.70%, 2/15/19	795	804

		2,117

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.8% continued
Mass Merchants - 0.1%
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	$692	$696

Medical Equipment & Devices Manufacturing - 1.0%
Becton Dickinson and Co.,
1.80%, 12/15/17	1,010	1,018
Danaher Corp.,
1.65%, 9/15/18	555	564
Medtronic, Inc.,
1.50%, 3/15/18	945	953
Thermo Fisher Scientific, Inc.,
1.30%, 2/1/17	970	971
Zimmer Biomet Holdings, Inc.,
2.00%, 4/1/18	2,335	2,354

		5,860

Metals & Mining - 0.3%
Glencore Funding LLC,
2.13%, 4/16/18(3)	545	531
1.99%, 1/15/19(1) (3)	1,065	1,001

		1,532

Oil & Gas Services & Equipment - 0.3%
Cameron International Corp.,
1.40%, 6/15/17	1,530	1,531

Pharmaceuticals - 1.0%
Bayer US Finance LLC,
1.50%, 10/6/17(3)	550	551
Eli Lilly & Co.,
1.25%, 3/1/18	990	997
Johnson & Johnson,
1.13%, 3/1/19	1,100	1,106
Merck & Co., Inc.,
0.75%, 2/10/17(1)	1,535	1,536
Pfizer, Inc.,
1.20%, 6/1/18	1,535	1,542

		5,732

Pipeline - 0.5%
Enterprise Products Operating LLC,
1.65%, 5/7/18	1,365	1,366
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	813
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	357	367

		2,546

Property & Casualty Insurance - 0.2%
Berkshire Hathaway Finance Corp.,
1.23%, 3/7/18(1)	216	217
1.45%, 3/7/18	730	737

		954

Publishing & Broadcasting - 0.1%
21st Century Fox America, Inc.,
7.25%, 5/18/18	460	509

Real Estate - 0.9%
AvalonBay Communities, Inc.,
5.75%, 9/15/16	800	807
ERP Operating L.P.,
5.75%, 6/15/17	1,500	1,561
Kimco Realty Corp.,
5.70%, 5/1/17	699	724
Ventas Realty L.P.,
1.25%, 4/17/17	1,395	1,395
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(3)	530	532

		5,019

Refining & Marketing - 0.1%
Phillips 66,
2.95%, 5/1/17	390	395
Western Refining, Inc.,
6.25%, 4/1/21	225	205

		600

Restaurants - 0.1%
McDonald’s Corp.,
2.10%, 12/7/18	785	803

Retail - Consumer Discretionary - 0.5%
Hertz (The) Corp.,
7.50%, 10/15/18	600	611
5.88%, 10/15/20	250	256
Home Depot (The), Inc.,
2.25%, 9/10/18	615	634

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.8% continued
Retail - Consumer Discretionary - 0.5% continued
Lowe’s Cos., Inc.,
1.15%, 4/15/19	$1,490	$1,492

		2,993

Semiconductors - 0.1%
KLA-Tencor Corp.,
2.38%, 11/1/17	510	514

Software & Services - 0.8%
International Business Machines Corp.,
5.70%, 9/14/17	440	465
1.80%, 5/17/19	870	885
Microsoft Corp.,
1.30%, 11/3/18	1,065	1,075
Oracle Corp.,
0.85%, 7/7/17(1)	365	365
1.21%, 1/15/19(1)	555	558
Rackspace Hosting, Inc.,
6.50%, 1/15/24(3)	860	849

		4,197

Supermarkets & Pharmacies - 0.8%
CVS Health Corp.,
1.90%, 7/20/18	1,395	1,416
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	1,120	1,128
1.75%, 5/30/18	2,015	2,031

		4,575

Tobacco - 1.1%
Philip Morris International, Inc.,
1.25%, 8/11/17	1,905	1,912
1.25%, 11/9/17	855	858
Reynolds American, Inc.,
2.30%, 6/12/18	1,850	1,880
RJ Reynolds Tobacco Co.,
3.50%, 8/4/16	1,370	1,373

		6,023

Transportation & Logistics - 0.6%
PACCAR Financial Corp.,
1.10%, 6/6/17	725	726
1.75%, 8/14/18	1,090	1,107
1.65%, 2/25/19	1,320	1,340

		3,173

Utilities - 0.9%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	260	282
Exelon Corp.,
1.55%, 6/9/17	1,515	1,518
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	1,000	1,045
NextEra Energy Capital Holdings, Inc.,
2.06%, 9/1/17	1,180	1,188
Southern (The) Co.,
1.30%, 8/15/17	1,150	1,149

		5,182

Waste & Environment Services & Equipment - 0.1%
Clean Harbors, Inc.,
5.25%, 8/1/20	725	742

Wireless Telecommunications Services - 0.9%
AT&T, Inc.,
1.60%, 2/15/17	660	662
Sprint Communications, Inc.,
7.00%, 8/15/20	1,000	890
Verizon Communications, Inc.,
1.35%, 6/9/17	665	667
1.10%, 11/1/17	1,695	1,695
3.65%, 9/14/18	1,055	1,108

		5,022

Wireline Telecommunications Services - 0.5%
CenturyLink, Inc.,
7.50%, 4/1/24	270	272
Frontier Communications Corp.,
8.25%, 4/15/17	500	518
8.88%, 9/15/20	740	790
6.25%, 9/15/21	1,500	1,414

		2,994

Total Corporate Bonds (Cost $211,244)		211,900

FOREIGN ISSUER BONDS - 8.0%
Auto Parts Manufacturing - 0.2%
Schaeffler Holding Finance B.V. (100% Cash),
6.25%, 11/15/19(3) (5)	1,000	1,040

Banks - 4.2%
ANZ New Zealand Int’l Ltd.,
1.40%, 4/27/17(3)	805	807

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Banks - 4.2% continued
Australia & New Zealand Banking Group Ltd.,
2.00%, 11/16/18	$1,150	$1,166
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17(3)	835	836
Credit Suisse A.G.,
1.33%, 1/29/18(1)	250	249
1.70%, 4/27/18	1,645	1,647
ING Bank N.V.,
1.80%, 3/16/18(3)	1,595	1,604
2.05%, 8/17/18(3)	1,550	1,572
Lloyds Bank PLC,
1.75%, 3/16/18	2,120	2,114
2.00%, 8/17/18	1,825	1,823
Macquarie Bank Ltd.,
1.60%, 10/27/17(3)	2,610	2,613
Mizuho Bank Ltd.,
1.80%, 3/26/18(3)	2,610	2,626
National Bank of Canada,
2.10%, 12/14/18	1,425	1,444
Sumitomo Mitsui Banking Corp.,
1.75%, 1/16/18	1,190	1,197
1.95%, 7/23/18	1,410	1,425
Toronto-Dominion Bank (The),
1.95%, 1/22/19	810	822
Westpac Banking Corp.,
1.95%, 11/23/18	1,310	1,327

		23,272

Commercial Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17	1,090	1,091

Diversified Banks - 1.1%
Bank of Montreal,
1.23%, 4/9/18(1)	200	200
1.80%, 7/31/18	875	886
BNP Paribas S.A.,
1.09%, 5/7/17(1)	200	200
HSBC Holdings PLC,
5.63%, 1/17/20(4)	1,705	1,643
Nordea Bank AB,
1.88%, 9/17/18(3)	1,455	1,470
5.50%, 9/23/19(3) (4)	1,430	1,358
Royal Bank of Canada,
1.25%, 6/16/17	55	55
1.18%, 7/30/18(1)	620	619

		6,431

Electrical Equipment Manufacturing - 0.1%
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	702

Financial Services - 0.2%
Mitsubishi UFJ Trust & Banking Corp.,
1.60%, 10/16/17(3)	895	898
UBS Group Funding Jersey Ltd.,
2.95%, 9/24/20(3)	215	219

		1,117

Food & Beverage - 0.4%
Pernod Ricard S.A.,
2.95%, 1/15/17(3)	756	762
Suntory Holdings Ltd.,
1.65%, 9/29/17(3)	1,495	1,500

		2,262

Government Agencies - 0.3%
Korea Land & Housing Corp.,
1.88%, 8/2/17(3)	1,790	1,798

Integrated Oils - 0.7%
BP Capital Markets PLC,
2.25%, 11/1/16	340	342
Shell International Finance B.V.,
0.95%, 5/10/17(1)	1,810	1,812
1.25%, 11/10/17	1,230	1,233
Total Capital International S.A.,
1.00%, 8/12/16	385	385

		3,772

Machinery Manufacturing - 0.1%
Pentair Finance S.A.,
1.88%, 9/15/17	680	679

Oil & Gas Services & Equipment - 0.0%
Noble Holding International Ltd.,
2.50%, 3/15/17	250	247

Pharmaceuticals - 0.4%
Actavis Funding SCS,
2.35%, 3/12/18	1,385	1,404

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Pharmaceuticals - 0.4% continued
Perrigo Co. PLC,
1.30%, 11/8/16	$815	$814

		2,218

Railroad - 0.0%
Canadian National Railway Co.,
1.45%, 12/15/16	5	5

Tobacco - 0.1%
Imperial Brands Finance PLC,
2.05%, 7/20/18(3)	380	384

Total Foreign Issuer Bonds (Cost $44,900)		45,018

U.S. GOVERNMENT AGENCIES - 2.8%(6)
Fannie Mae - 1.7%
1.25%, 6/28/19	5,000	5,004
Pool #555649,
7.50%, 10/1/32	33	38
Pool #893082,
2.73%, 9/1/36(1)	239	253
Pool #AB3114,
5.00%, 6/1/41	758	849
Pool #AD0915,
5.50%, 12/1/38	72	82
Pool #AD7061,
5.50%, 6/1/40	145	165
Pool #AI3471,
5.00%, 6/1/41	240	267
Pool #AK0501,
3.00%, 1/1/27	781	825
Pool #AO0315,
3.00%, 4/1/27	1,082	1,143
Pool #AO4482,
3.00%, 5/1/27	782	826

		9,452

Freddie Mac - 0.0%
Pool #1B3617,
2.73%, 10/1/37(1)	180	190
Pool #848076,
5.59%, 6/1/38(1)	93	98

		288

Freddie Mac Gold - 0.1%
Pool #A92650,
5.50%, 6/1/40	319	356
Pool #G13387,
5.00%, 4/1/23	123	129

		485

Government National Mortgage Association - 0.9%
Series 2011-41, Class PA,
4.00%, 1/20/41	1,260	1,297
Series 2012-123, Class A,
1.04%, 7/16/46	2,381	2,314
Series 2013-12, Class KA,
1.50%, 12/16/43	238	237
Series 2013-17, Class AF,
1.21%, 11/16/43	1,092	1,075

		4,923

Government National Mortgage Association II - 0.1%
Pool #83021,
3.00%, 1/20/42(1)	534	548

Total U.S. Government Agencies (Cost $15,669)		15,696

U.S. GOVERNMENT OBLIGATIONS - 21.5%
U.S. Treasury Notes - 21.5%
0.75%, 3/15/17	20,565	20,603
0.63%, 6/30/18	63,795	63,825
0.88%, 6/15/19	36,260	36,440

		120,868

Total U.S. Government Obligations (Cost $120,502)		120,868

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(7) (8)	3,251,698	$3,252

Total Investment Companies (Cost $3,252)		3,252

Total Investments - 100.1% (Cost $560,116)		561,896

Liabilities less Other Assets - (0.1)%		(614)

NET ASSETS - 100.0%		$561,282

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	JUNE 30, 2016 (UNAUDITED)

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(2)	Step coupon bond. Rate as of June 30, 2016 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	22.5%
U.S. Agency	1.8
AAA	28.3
AA	7.6
A	17.1
BBB	15.8
BB	4.8
B	1.4
CCC	0.1
Cash Equivalents	0.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$165,162	$—	$165,162
Corporate Bonds(1)	—	211,900	—	211,900
Foreign Issuer Bonds(1)	—	45,018	—	45,018
U.S. Government Agencies(1)	—	15,696	—	15,696
U.S. Government Obligations(1)	—	120,868	—	120,868
Investment Companies	3,252	—	—	3,252

Total Investments	$3,252	$558,644	$—	$561,896

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$560,116

Gross tax appreciation of investments	$3,582
Gross tax depreciation of investments	(1,802)

Net tax appreciation of investments	$1,780

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$22,235	$255,264	$274,247	$20	$3,252

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.3%(1)
Fannie Mae - 15.1%
1.25%, 6/28/19	$3,450	$3,453
Pool #555649,
7.50%, 10/1/32	64	73
Pool #893082,
2.73%, 9/1/36(2)	638	676
Pool #AL1869,
6/1/27(3)	839	886
Pool #AL6012,
4.00%, 10/1/44	3,128	3,407
Pool #AL6319,
4.00%, 1/1/45	3,142	3,423
Pool #AL7941,
4.00%, 12/1/45	3,127	3,411
Pool #AL8703,
2/1/30(3)	3,000	3,150
Pool TBA,
3.00%, 7/16/46(3)	6,000	6,279

		24,758

Federal Home Loan Bank - 1.1%
1.13%, 6/21/19	1,750	1,766

Freddie Mac - 2.7%
Pool #1J0365,
3.00%, 4/1/37(2)	658	699
Pool #1J2840,
2.65%, 9/1/37(2)	1,249	1,333
Pool #1Q0323,
3.50%, 5/1/37(2)	2,295	2,401
Pool #410092,
2.54%, 11/1/24(2)	7	8

		4,441

Government National Mortgage Association - 3.4%
Series 2012-123, Class A,
1.04%, 7/16/46	2,333	2,267
Series 2013-12, Class KA,
1.50%, 12/16/43	1,061	1,055
Series 2013-17, Class AF,
1.21%, 11/16/43	2,253	2,219

		5,541

Total U.S. Government Agencies (Cost $36,237)		36,506

U.S. GOVERNMENT OBLIGATIONS - 75.2%
U.S. Treasury Notes - 75.2%
0.63%, 11/15/16	2,900	2,903
0.63%, 6/30/18	43,940	43,961
1.38%, 6/30/18	6,170	6,264
1.25%, 12/15/18	3,000	3,043
0.88%, 6/15/19	40,980	41,183
1.00%, 9/30/19	2,750	2,771
1.63%, 7/31/20	1,000	1,028
1.13%, 6/30/21	20,145	20,245
1.63%, 5/15/26	1,750	1,771

		123,169

Total U.S. Government Obligations (Cost $122,398)		123,169

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.11%(4) (5)	13,333,594	$13,334

Total Investment Companies (Cost $13,334)		13,334

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.7%
U.S. Treasury Bill,
0.40%, 9/15/16(6) (7)	$1,150	$1,149

Total Short-Term Investments (Cost $1,149)		1,149

Total Investments - 106.3% (Cost $173,118)		174,158

Liabilities less Other Assets - (6.3)%		(10,394)

NET ASSETS - 100.0%		$163,764

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of June 30, 2016 is disclosed.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
(7)	Discount rate at the time of purchase.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	JUNE 30, 2016 (UNAUDITED)

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
5-Year U.S. Treasury Note	107	$13,072	Long	9/16	$224
10-Year U.S. Treasury Note	(26)	3,458	Short	9/16	(89)

Total					$135

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	74.5%
U.S. Agency	17.8
Cash Equivalents	7.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$36,506	$—	$36,506
U.S. Government Obligations(1)	—	123,169	—	123,169
Investment Companies	13,334	—	—	13,334
Short-Term Investments	—	1,149	—	1,149

Total Investments	$13,334	$160,824	$—	$174,158

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$224	$—	$—	$224
Liabilities
Futures Contracts	(89)	—	—	(89)

Total Other Financial Instruments	$135	$—	$—	$135

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$173,118

Gross tax appreciation of investments	$1,139
Gross tax depreciation of investments	(99)

Net tax appreciation of investments	$1,040

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$15,306	$339,439	$341,411	$6	$13,334

EXPLANATION OF ABBREVIATIONS & ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To Be Announced

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 11.2%
Automobiles Manufacturing - 2.4%
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	$4,000	$4,009
2.55%, 10/5/18	2,000	2,037
1.49%, 3/12/19(1)	24,750	24,646
General Motors Financial Co., Inc.,
2.69%, 1/15/19(1)	32,000	32,564
Hyundai Capital America,
2.40%, 10/30/18(2)	12,500	12,675

		75,931

Banks - 1.6%
Capital One N.A.,
1.50%, 9/5/17	8,300	8,296
1.65%, 2/5/18	10,000	10,009
2.35%, 8/17/18	5,500	5,577
Citizens Bank N.A.,
1.60%, 12/4/17	16,000	16,007
HSBC USA, Inc.,
1.70%, 3/5/18	10,000	10,006

		49,895

Commercial Finance - 0.2%
GATX Corp.,
1.25%, 3/4/17	7,000	6,991

Consumer Finance - 0.3%
Synchrony Financial,
1.87%, 2/3/20(1)	9,000	8,718

Diversified Banks - 1.4%
Bank of America Corp.,
1.72%, 3/22/18(1)	2,000	2,011
1.67%, 1/15/19(1)	5,000	5,020
1.52%, 4/1/19(1)	5,000	4,989
Citigroup, Inc.,
1.80%, 2/5/18	5,000	5,021
1.40%, 4/8/19(1)	18,000	17,932
2.05%, 6/7/19	8,000	8,055

		43,028

Financial Services - 1.0%
Morgan Stanley,
1.92%, 4/25/18(1)	4,000	4,039
1.49%, 1/24/19(1)	8,000	7,987
2.45%, 2/1/19	5,500	5,603
2.03%, 4/21/21(1)	10,000	10,042
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	5,000	5,005

		32,676

Food & Beverage - 0.3%
Anheuser-Busch InBev Finance, Inc.,
1.90%, 2/1/19	10,850	11,034

Managed Care - 0.2%
UnitedHealth Group, Inc.,
1.90%, 7/16/18	5,000	5,086

Medical Equipment & Devices Manufacturing - 0.6%
Becton Dickinson and Co.,
1.80%, 12/15/17	5,000	5,041
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	12,750	12,758

		17,799

Oil & Gas Services & Equipment - 0.7%
Schlumberger Holdings Corp.,
2.35%, 12/21/18(2)	20,000	20,390

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.80%, 5/14/18	18,000	18,126
Mylan, Inc.,
1.35%, 11/29/16	3,000	2,997

		21,123

Real Estate - 0.5%
VEREIT Operating Partnership L.P.,
2.00%, 2/6/17	10,000	10,060
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(2)	5,000	5,014

		15,074

Supermarkets & Pharmacies - 0.7%
CVS Health Corp.,
1.90%, 7/20/18	10,000	10,151
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	5,000	5,036
1.75%, 5/30/18	8,000	8,062

		23,249

Tobacco - 0.2%
Reynolds American, Inc.,
2.30%, 6/12/18	5,000	5,080

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 11.2% continued
Wireless Telecommunications Services - 0.4%
Verizon Communications, Inc.,
2.41%, 9/14/18(1)	$11,623	$11,913

Total Corporate Bonds (Cost $345,887)		347,987

FOREIGN ISSUER BONDS - 9.9%
Automobiles Manufacturing - 0.1%
Hyundai Capital Services, Inc.,
1.45%, 3/18/17(1) (2)	4,000	3,998

Banks - 4.0%
Deutsche Bank A.G.,
1.88%, 2/13/18	10,000	9,937
Lloyds Bank PLC,
2.05%, 1/22/19	16,000	15,958
Macquarie Bank Ltd.,
2.00%, 8/15/16(2)	13,000	13,016
1.65%, 3/24/17(2)	5,000	5,011
Santander UK PLC,
1.65%, 9/29/17	15,000	14,997
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	15,000	15,165
Toronto-Dominion Bank (The),
1.95%, 1/22/19	32,000	32,485
Westpac Banking Corp.,
1.95%, 11/23/18	18,000	18,238

		124,807

Diversified Banks - 1.4%
HSBC Holdings PLC,
2.32%, 5/25/21(1)	10,000	10,007
Societe Generale S.A.,
1.73%, 10/1/18(1)	24,000	24,189
Sumitomo Mitsui Financial Group, Inc.,
2.34%, 3/9/21(1)	10,000	10,205

		44,401

Exploration & Production - 0.3%
Sinopec Group Overseas Development 2014 Ltd.,
1.55%, 4/10/19(1) (2)	10,000	9,987

Financial Services - 0.8%
UBS Group Funding Jersey Ltd.,
2.08%, 9/24/20(1) (2)	25,000	25,014

Food & Beverage - 0.7%
Suntory Holdings Ltd.,
1.65%, 9/29/17(2)	20,000	20,063

Integrated Oils - 0.6%
Shell International Finance B.V.,
1.38%, 5/10/19	17,500	17,561

Pharmaceuticals - 1.0%
Actavis Funding SCS,
1.30%, 6/15/17	10,000	9,983
2.35%, 3/12/18	9,500	9,630
Mylan N.V.,
3.00%, 12/15/18(2)	10,000	10,238

		29,851

Pipeline - 1.0%
TransCanada PipeLines Ltd.,
1.63%, 11/9/17	30,000	30,072

Total Foreign Issuer Bonds (Cost $303,867)		305,754

MUNICIPAL BONDS - 74.4%
Alabama - 0.2%
Alabama State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/18	5,045	5,555

Alaska - 0.4%
Anchorage General Purpose G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/18	12,085	13,202

Arizona - 0.2%
Maricopa County High School District No. 210 Phoenix G.O. Limited Refunding Bonds,
3.00%, 7/1/16	1,850	1,850
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/16	4,000	4,076

		5,926

California - 5.7%
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,
0.71%, 12/1/17(3)	9,000	8,971

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
California - 5.7% continued
California State Earthquake Authority Taxable Revenue Bonds,
1.82%, 7/1/17	$2,500	$2,520
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.86%, 5/1/18(3)	9,000	8,969
California State G.O. Unlimited Bonds,
5.00%, 8/1/18	9,510	10,365
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/16	1,000	1,004
5.00%, 3/1/18	12,125	13,008
5.00%, 8/1/18	16,100	17,547
California State Health Facilities Financing Authority Revenue Refunding Bonds, Lucile Packard Stanford Hospital,
5.00%, 8/15/17	2,000	2,098
California State Index Floating Rate G.O. Unlimited Bonds, Series D,
1.03%, 12/1/17(3)	5,000	5,001
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, The J. Paul Getty Trust,
0.69%, 4/2/18(3)	21,000	21,001
California State Municipal Finance Authority Multifamily Housing Revenue Bonds, Series A, Stevenson House Apartments,
0.85%, 11/1/17	3,000	3,001
California State Public Works Board Lease Revenue Bonds, Series H,
5.00%, 12/1/17	7,280	7,732
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 4/1/17	4,000	4,133
Los Angeles Community College District G.O. Unlimited Bonds, Series G,
3.00%, 8/1/17	4,000	4,106
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition A First Tier Senior,
5.00%, 7/1/18	6,280	6,834
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/18	1,500	1,617
5.00%, 5/15/19	2,000	2,233
Los Angeles Multifamily Revenue Bonds, Hancock Gardens Senior Housing,
0.80%, 11/1/17	8,200	8,205
Los Angeles TRANS, Series B,
6/29/17(4)	19,000	19,436
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.88%, 7/1/18(1) (2) (5)	7,000	7,000
Oakland G.O. Unlimited Refunding Bonds, Series A,
4.00%, 1/15/17	2,550	2,599
Sacramento County Water Financing Authority Revenue Bonds, Series A, Water Agency Zones 40 & 41 (NATL Insured),
5.00%, 6/1/17	1,000	1,040
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series R-3,
5.00%, 7/1/18	10,000	10,875
Santa Clara Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/17	1,725	1,802
University Of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/17	4,000	4,157

		175,254

Colorado - 1.2%
Colorado State Housing Finance Authority Corp. Multifamily Revenue Bonds, Traditions Englewood Project,
0.90%, 12/1/17	4,225	4,232
Denver City & County Airport System Revenue Bonds, Series D (AMT) (NATL Insured),
5.25%, 11/15/18	18,050	19,135
Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver,
5.00%, 8/1/16	15,000	15,059

		38,426

Connecticut - 3.4%
Connecticut State G.O. Unlimited Bonds,
5.00%, 8/1/18	15,000	16,275
Connecticut State G.O. Unlimited Bonds, Series A,
3.00%, 3/15/17	5,435	5,527

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Connecticut - 3.4% continued
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
4.00%, 10/15/16	$2,640	$2,667
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.83%, 3/1/18(1)	2,500	2,491
Connecticut State G.O. Unlimited Bonds, Series B, Sifma Index,
0.90%, 3/1/19(1)	1,500	1,493
Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index,
1.29%, 8/15/18(1)	1,500	1,501
Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University,
1.00%, 2/6/19(3)	17,250	17,312
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
0.90%, 2/1/18(3)	28,000	28,072
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
7/1/19(6)	16,000	16,047
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
3.00%, 8/1/17	4,800	4,926
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
4.00%, 9/1/17	2,000	2,079
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/19	4,200	4,663
Hartford County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/18	2,280	2,471

		105,524

Delaware - 0.0%
Delaware State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/17	1,540	1,581

Florida - 5.5%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/18	2,500	2,727
Broward County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/17	4,125	4,342
Citizens Property Insurance Corp. High Account Senior Secured Revenue Bonds, Series A-1,
5.50%, 6/1/17	4,750	4,957
Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1,
5.25%, 6/1/17	4,450	4,634
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/18	3,400	3,595
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/17	7,100	7,377
5.00%, 6/1/18	6,870	7,414
Citizens Property Insurance Corp. Senior Secured Variable Revenue Bonds, Series A-2,
1.26%, 6/1/18(1)	14,000	13,953
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Co. Project,
1.40%, 12/1/17(3)	8,000	8,049
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/1/18	25,000	26,647
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds,
5.00%, 7/1/17	6,200	6,471
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Bonds, Towers of Jacksonville,
0.70%, 5/1/17	4,500	4,501
Florida State Housing Finance Corp. Revenue Bonds, Series A, Hilltop Landings Apartments,
0.75%, 3/1/17	3,000	3,000
Florida State Housing Finance Corp. Revenue Notes, Series E, Spring Manor Apartments,
0.70%, 11/1/16	3,600	3,601
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/16	20,050	20,052
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
5.00%, 7/1/16	4,430	4,431

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Florida - 5.5% continued
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/16	$5,000	$5,001
5.00%, 7/1/18	2,000	2,174
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	3,145	3,181
Jacksonville Special Revenue Bonds, Series A-1,
5.00%, 10/1/17	2,000	2,109
Lakeland Energy System Revenue Refunding Bonds,
1.16%, 10/1/17(1)	1,000	1,001
Miami-Dade County Aviation International Airport Revenue Bonds, Series D (AGM
Insured), Prerefunded,
5.25%, 10/1/17(7)	3,000	3,175
Miami-Dade County Aviation Revenue Bonds, Series C (AMT), Miami International Airport (AGM Insured),
5.25%, 10/1/18	7,975	8,416
Miami-Dade County Housing Finance Authority Multifamily Revenue Bonds, Golfside Villas Apartments Project,
0.85%, 4/1/17	2,000	2,000
Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17(3)	2,500	2,516
Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds,
1.55%, 7/1/21(3)	1,250	1,250
Palm Beach County Revenue Refunding Bonds,
5.00%, 11/1/16	2,320	2,355
Palm Beach County School Board Term Rate COPS, Series A, Prerefunded,
5.00%, 8/1/16(8)	6,000	6,024
Pasco County School District Sales TRB,
3.00%, 10/1/16	1,350	1,358
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/18	4,000	4,382

		170,693

Georgia - 3.6%
Atlanta Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/17	3,840	3,924
Augusta Housing Authority Revenue Bonds, Gardens At Harvest Point Apartments,
0.90%, 6/1/17(3)	17,000	17,008
Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogle Project,
1.55%, 6/1/18(3)	28,100	28,387
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
1.30%, 5/3/18(3)	9,000	9,043
Georgia State G.O. Unlimited Bonds, Series C-1,
5.00%, 10/1/16	13,000	13,150
Georgia State G.O. Unlimited Bonds, Series H,
5.00%, 12/1/16	6,000	6,114
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A,
4.50%, 10/1/17	4,500	4,722
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
0.71%, 7/1/17(3)	22,500	22,502
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series B, Second Indenture,
0.69%, 7/1/17(3)	7,500	7,492

		112,342

Hawaii - 0.3%
Hawaii State Airports System Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/16	6,100	6,101
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/19	3,000	3,344
Hawaii State G.O. Unlimited Refunding Bonds, Series EK,
5.00%, 8/1/16	1,000	1,004

		10,449

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Illinois - 0.5%
Illinois State Finance Authority Revenue Bonds, University of Chicago, Prerefunded,
5.00%, 7/1/17(7)	$15,000	$15,659

Indiana - 1.7%
Indiana State Health Facility Financing Authority Revenue Bonds, Series A-3, Ascension Health Subordinate Credit Group,
4.00%, 8/1/17(3)	5,000	5,173
Indiana State Health Facility Financing Authority Variable Revenue Bonds, Ascension Health Subordinate Credit,
1.15%, 12/1/17(3)	2,000	2,005
Indiana State Transportation Finance Authority Revenue Refunding Bonds, Series B (NATL Insured),
5.50%, 12/1/18	5,000	5,565
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority,
4.00%, 1/1/18	5,000	5,233
5.00%, 1/1/19	3,820	4,199
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America,
1.16%, 12/2/19(3)	30,000	29,307

		51,482

Iowa - 0.0%
Davenport G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	1,465	1,524

Kansas - 1.0%
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
0.63%, 9/1/18(1)	7,000	6,951
0.71%, 9/1/19(1)	6,565	6,507
Kansas State Department of Transportation Highway Convertible Revenue Bonds, Series B-1, Prerefunded,
5.00%, 9/1/18(7)	15,000	16,410
Kansas State Development Finance Authority Revolving Funds Revenue Bonds, Series K, Department of Health,
5.00%, 3/1/18	1,900	2,039

		31,907

Kentucky - 0.7%
Danville City Water & Sewer Revenue BANS,
2.00%, 8/1/16	2,000	2,000
Harrison County Healthcare Revenue BANS, Harrison Memorial Hospital,
1.50%, 5/1/17	5,000	5,002
Kentucky State Economic Development Finance Authority Revenue Bonds, Catholic Health Initiatives,
1.21%, 2/1/20(3)	10,000	9,879
Kentucky State Rural Water Financial Corp. Public Project Revenue Notes, Series D-1, Construction Notes,
2.00%, 6/1/17	5,000	5,059

		21,940

Louisiana - 1.5%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
4.00%, 7/15/17	1,000	1,033
Louisiana State Citizens Property Insurance Corp. Revenue Refunding Bonds,
5.00%, 6/1/17	4,150	4,309
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, Second Lien, Libor Index,
0.79%, 5/1/18(3)	19,000	18,964
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B-2, Second Lien, Libor Index,
0.87%, 5/1/18(3)	21,500	21,436
Shreveport Water & Sewer Improvement G.O. Unlimited Bonds,
4.00%, 9/1/17	1,000	1,037

		46,779

Maine - 0.1%
Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded,
5.25%, 7/1/17(7)	2,000	2,094

Maryland - 6.1%
Anne Arundel County G.O. Limited Refunding Bonds,
5.00%, 10/1/17	12,000	12,663
5.00%, 10/1/18	6,500	7,132
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/17	5,500	5,645
5.00%, 8/1/17	5,425	5,686

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Maryland - 6.1% continued
Baltimore County G.O. Unlimited Bonds,
5.00%, 2/1/19	$3,000	$3,335
Baltimore County Metropolitan District 78th Issue G.O. Unlimited Bonds,
5.00%, 2/1/18	1,500	1,605
Baltimore Wastewater Projects Subordinate Revenue Bonds, Series C,
3.00%, 7/1/17	760	778
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/17	6,300	6,500
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 2/15/17	2,000	2,056
5.50%, 6/1/17	6,200	6,482
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/19	18,000	20,252
Maryland State G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/17	1,000	1,032
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/18	2,300	2,509
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/18	25,300	27,158
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/17	5,000	5,213
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, Johns Hopkins Health System,
1.14%, 11/15/17(3)	9,945	9,941
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Johns Hopkins Health System,
0.89%, 5/15/18(3)	9,900	9,883
0.91%, 5/15/18(3)	19,625	19,600
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/18	1,500	1,619
5.00%, 5/1/19	1,250	1,399
Montgomery County G.O. Unlimited Bonds, Series B,
5.00%, 12/1/17	5,000	5,314
5.00%, 12/1/18	14,000	15,468
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/16	7,625	7,742
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	10,000	10,153

		189,165

Massachusetts - 2.1%
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare,
0.96%, 1/30/18(3)	24,725	24,723
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University,
0.99%, 3/30/17(3)	8,000	7,992
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University,
0.96%, 9/30/16(3)	5,100	5,101
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 12/1/16	6,000	6,115
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University,
5.00%, 11/15/17	2,000	2,122
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts,
1.15%, 4/1/19(3)	3,000	3,014
Massachusetts State Housing Finance Agency Revenue Bonds, Series A, Construction Loan Notes,
0.65%, 12/1/16	400	15
Massachusetts State Transportation Fund Revenue Bonds, Series A, Rail Enhancement Program,
5.00%, 6/1/17	10,635	11,070
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/18	1,000	1,111

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Massachusetts - 2.1% continued
Springfield G.O. Limited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/18	$3,000	$3,260

		64,523

Michigan - 0.5%
Grand Rapids Water Supply System Revenue Refunding Bonds,
5.00%, 1/1/18	2,000	2,129
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group,
0.95%, 2/1/18(3)	6,000	6,002
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17(3)	2,500	2,515
Romeo Community School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
2.00%, 5/1/17	2,115	2,138
Warren Downtown Development G.O. Limited Tax Refunding Bonds,
2.00%, 10/1/16	1,000	1,004
2.00%, 10/1/17	900	913

		14,701

Minnesota - 1.3%
Edina G.O. Unlimited Refunding Bonds, Series B,
3.00%, 2/1/17	3,690	3,744
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A (School District Credit Program),
4.00%, 2/1/18	1,840	1,939
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Alternative Facility (School District Credit Program),
4.00%, 2/1/18	1,830	1,928
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/16(7)	7,000	7,107
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/17	1,900	1,970
Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, School Building (School District Credit Program),
5.00%, 2/1/17	2,850	2,924
Pipestone County Medical Center Revenue BANS,
0.85%, 5/1/17	1,100	1,101
Saint Paul Housing and Redevelopment Authority Multifamily Revenue Bonds, Cambric Apartments Project,
0.85%, 6/1/17	7,000	7,001
University of Minnesota Revenue Bonds, Series B,
4.00%, 1/1/17	1,600	1,628
University of Minnesota State Supported Stadium Debt Revenue Refunding Bonds,
5.00%, 8/1/17	2,695	2,823
Wayzata Independent School District No. 284 G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 2/1/17	7,620	7,819

		39,984

Mississippi - 0.1%
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project,
1.13%, 9/1/17(3)	2,250	2,257

Missouri - 0.4%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
4.00%, 5/1/18	1,775	1,886
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds,
5.00%, 1/1/17	2,000	2,044
Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A,
3.00%, 4/1/18	1,500	1,562
4.00%, 4/1/19	5,000	5,443

		10,935

Municipal States Pooled Securities - 0.9%
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC),
1.11%, 11/15/17(1) (2) (5)	12,958	12,906

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Municipal States Pooled Securities - 0.9% continued
Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.16%, 10/1/17(1) (2) (5)	$15,000	$15,000

		27,906

Nevada - 4.1%
Clark County Airport Revenue Bonds, Series B (AMT), Junior Subordinate Lien,
5.00%, 7/1/17	14,700	15,314
Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien,
5.00%, 7/1/16	3,000	3,000
5.00%, 7/1/17	10,000	10,410
Clark County G.O. Limited Refunding Bank Bonds, Series A,
5.00%, 11/1/17	19,000	20,104
Clark County G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/17	14,400	15,035
Clark County School District Building G.O. Limited Refunding Bonds, Series C,
4.00%, 6/15/17	2,675	2,761
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/18	4,000	4,333
Clark County School District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/17	52,500	54,688
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A, Water Improvement,
3.00%, 6/1/18	1,000	1,044

		126,689

New Jersey - 1.0%
Morris County Improvement Authority Revenue Refunding Bonds (County Gtd.),
3.00%, 5/1/18	2,250	2,348
New Jersey State EDA Variable Revenue Refunding Bonds, School Facilities Construction,
1.14%, 2/1/17(1)	6,485	6,470
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Princeton University,
5.00%, 7/1/17	2,000	2,089
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series E, Broadway Townhouses Project,
0.60%, 12/1/16	2,000	2,000
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series U, Oakwood Towers Project,
0.80%, 5/1/17(3)	6,700	6,691
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
1.25%, 5/1/19	5,500	5,517
New Jersey State Transit Corp. Revenue Bonds, Series A, GANS,
5.00%, 9/15/16	5,000	5,040

		30,155

New Mexico - 1.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 7/1/17	2,200	2,298
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien,
3.00%, 7/1/16	1,110	1,110
5.00%, 7/1/17	1,200	1,253
Las Cruces State Shared Gross Receipts TRB,
4.00%, 6/1/17	2,165	2,231
New Mexico State Capital Projects G.O. Unlimited Bonds,
5.00%, 3/1/18	11,000	11,812
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/17	1,385	1,449
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
1.06%, 8/1/19(3)	16,450	16,322

		36,475

New York - 8.1%
Brookhaven G.O. Limited Bonds, Series A,
3.00%, 2/1/17	6,565	6,662

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
New York - 8.1% continued
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
1.20%, 11/1/18(3)	$13,100	$13,075
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
0.86%, 11/1/19(3)	5,300	5,217
Metropolitan Transportation Authority Dedicated Tax Fund Variable Revenue Refunding Bonds, Series 2008A-2A,
0.79%, 6/1/17(3)	4,935	4,916
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	1,630	1,795
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries G-4,
1.15%, 11/1/17(3)	8,045	8,053
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
0.92%, 5/15/18(3)	9,425	9,388
New York City Housing Development Corp. Multifamily Housing Revenue Bonds, Series D-1-B,
1.35%, 5/1/18	7,000	7,026
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/16	1,635	1,660
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/16	1,365	1,386
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	1,220	1,225
5.00%, 8/1/17	2,685	2,812
New York G.O. Unlimited Bonds, Series I,
5.00%, 8/1/17	3,025	3,169
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/17	8,500	8,903
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, New York University Hospital Center, Prerefunded,
5.00%, 7/1/17(7)	4,000	4,174
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, St. Johns University (NATL Insured), Prerefunded,
5.25%, 7/1/17(7)	10,420	10,899
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/18	1,000	1,098
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/17	3,400	3,495
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E,
2.00%, 3/15/18	1,500	1,535
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/17	22,500	23,219
New York State Dormitory Authority Sales TRB, Series 2015B-A,
5.00%, 3/15/17	10,000	10,320
New York State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 4/15/17	10,000	10,357
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series F (SONYMA/GNMA/ FNMA/FHLMC Insured),
1.20%, 11/1/18	6,550	6,573
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), Terminal One Group Association,
5.00%, 1/1/17	5,000	5,107
5.00%, 1/1/18	9,565	10,149
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 9/15/17	26,280	27,680
5.00%, 9/15/18	17,240	18,888
New York State Urban Development Corp. Personal Income TRB, Series A,
5.00%, 3/15/17	9,000	9,284
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.25%, 1/1/17	6,730	6,889

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
New York - 8.1% continued
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
1.03%, 10/1/17(1) (2) (5)	$15,000	$15,001
Port Authority of New York & New Jersey Consolidated 146th Revenue Bonds (AMT) (AGM Insured),
5.00%, 12/1/17	5,000	5,100
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
4.00%, 10/15/16	3,800	3,839
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4,
0.83%, 1/3/17(3)	3,500	3,499

		252,393

North Carolina - 0.4%
Mecklenburg County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/17	3,000	3,101
North Carolina State Limited Obligation Revenue Refunding Bonds, Series B,
5.00%, 11/1/16	2,255	2,290
Wake County Public Improvement G.O. Unlimited Bonds,
5.00%, 9/1/17	5,670	5,963

		11,354

North Dakota - 0.0%
Fargo G.O. Unlimited Refunding & Improvement Bonds, Series F,
5.00%, 5/1/17	1,065	1,105

Ohio - 5.0%
Allen County Hospital Facilities Revenue Bonds, Series B, Adjustable Mercy Health,
1.16%, 5/1/20(3)	50,000	49,557
Columbus G.O. Limited Bonds, Series B,
2.00%, 7/1/17	2,290	2,323
Crawford County Hospital Facilities Revenue Refunding Bonds, Avita Health System,
1.43%, 11/1/17	23,500	23,583
Eaton Vance Ohio Municipal Income Trust Tax Exempt Preferreds (AMT),
1.91%, 9/1/19(1) (2) (5)	11,400	11,400
Lancaster Port Authority Gas Variable Revenue Refunding Bonds,
1.03%, 8/1/19(3)	21,500	21,521
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/17	3,000	3,177
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/18	3,000	3,284
Ohio State G.O. Unlimited Bonds, Series B,
2.00%, 9/1/17	2,660	2,705
4.00%, 9/1/18	2,390	2,564
Ohio State G.O. Unlimited Bonds, Series C,
2.00%, 11/1/17	5,170	5,269
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
0.88%, 1/1/18(1)	2,000	1,993
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series B,
3.00%, 9/1/17	5,200	5,349
Ohio State Water Development Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management Project,
1.55%, 7/1/21	1,500	1,500
Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management,
1.70%, 11/1/18(3)	11,215	11,349
University of Cincinnati Receipts Revenue Bonds, Series A, Floating Rate Notes,
0.76%, 6/1/18(1)	8,275	8,247

		153,821

Oklahoma - 0.2%
Oklahoma City G.O. Unlimited Refunding Bonds,
2.00%, 3/1/17	2,000	2,020
Tulsa G.O. Unlimited Bonds,
2.00%, 3/1/17	2,930	2,959

		4,979

Oregon - 0.1%
Portland Sewer System Revenue Refunding Bonds, Series B, Second Lien,
5.00%, 6/1/17	2,000	2,081

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Pennsylvania - 2.6%
Chester County IDA Student Housing Revenue Refunding BANS, University Student Housing Project,
0.65%, 2/1/17	$6,700	$6,699
Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp.,
0.90%, 9/1/17(3)	8,000	8,007
North Penn Water Authority Variable Revenue Refunding Bonds,
0.72%, 11/1/19(1)	1,000	989
0.81%, 11/1/19(3)	4,080	4,048
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, University of Pittsburgh Medical Center,
4.00%, 2/1/17	1,430	1,459
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management, Inc. Project,
1.50%, 5/1/18(3)	2,000	2,015
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.55%, 12/3/18(3)	1,000	1,010
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 3/15/17	27,200	28,046
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 10/15/16	4,000	4,052
Pennsylvania State HFA SFM Revenue Bonds, Series 114A (AMT),
1.55%, 10/1/16	1,910	741
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania Health System,
5.00%, 8/15/17	3,500	3,670
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
1.11%, 12/1/19(1)	2,500	2,489
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
1.01%, 12/1/18(1)	12,000	11,955
Philadelphia G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/15/16	1,000	1,002
University Area Joint Authority Sewer Variable Revenue Refunding Bonds,
0.81%, 11/1/17(3)	5,400	5,392

		81,574

Rhode Island - 0.1%
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
4.00%, 8/1/17	2,475	2,567

South Carolina - 0.5%
Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured),
5.00%, 3/1/18	3,560	3,820
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 2/1/17	2,840	2,914
Richland County School District No. 2 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 2/1/17	8,000	8,210

		14,944

Tennessee - 1.0%
Knox County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/17	3,000	3,101
Memphis Electric System Subordinate Revenue Refunding Bonds,
5.00%, 12/1/16	5,650	5,757
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Radnor Towers Apartment Project,
0.90%, 4/1/18(3)	4,500	4,508
Rutherford County Health and Educational Facilities Housing Board Multifamily Revenue Bonds, Collateral Imperial Gardens Project,
0.95%, 7/1/17(3)	2,000	2,001
Shelby County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/18	10,000	10,766

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Tennessee - 1.0% continued
Tennessee State G.O. Unlimited Bonds, Series A,
4.00%, 8/1/17	$3,000	$3,112
5.00%, 8/1/18	2,325	2,537

		31,782

Texas - 8.7%
Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/17	980	995
Carrollton G.O. Limited Refunding & Improvement Bonds,
4.00%, 8/15/17	1,000	1,038
Corpus Christi Utility System Variable Revenue Bonds, Series B, Junior Lien,
2.00%, 7/15/17(3)	15,000	15,091
Dallas G.O. Limited Bonds,
5.00%, 2/15/17	2,000	2,056
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/17	8,000	8,225
Dallas Independent School District Variable Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
5.00%, 2/15/19(3)	3,000	3,321
DeSoto Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 8/15/16	1,035	1,038
Fort Worth Water & Sewer Revenue Refunding & Improvement Bonds, Series A,
5.00%, 2/15/17	7,865	8,084
Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds,
2.00%, 8/1/18(3)	5,000	5,098
Grand Parkway Transportation Corp. System Toll Revenue BANS, Series A,
3.00%, 12/15/16	28,225	28,526
Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/15/18(3)	5,000	5,111
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Memorial Hermann Hospital,
0.99%, 12/1/19(3)	1,950	1,937
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien,
5.00%, 11/15/18	1,000	1,100
Houston Combined Utility System Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/16	1,500	1,526
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	15,700	16,168
5.00%, 3/1/19	9,000	9,982
Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
1.70%, 6/1/18(3)	5,500	5,582
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
1.70%, 6/1/18(3)	12,500	12,687
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	2,835	3,145
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/18	1,000	1,100
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.),
0.85%, 8/15/19(3)	7,000	6,967
Lewisville Refunding & Improvement G.O. Limited Bonds,
2/15/19(4)	1,000	1,108
Lower Colorado River Authority Revenue Refunding Bonds, Series D,
5.00%, 5/15/17	2,220	2,302
Lubbock Waterworks G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/15/17	1,000	1,028
McAllen G.O. Limited Refunding Bonds,
4.00%, 2/15/17	1,360	1,389
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	1,500	1,656
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
1.21%, 1/1/19(3)	7,250	7,206
Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.31%, 11/1/18(1) (2) (5)	18,000	18,009

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Texas - 8.7% continued
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien,
1.75%, 12/1/18(3)	$12,000	$12,190
San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien,
0.81%, 11/1/17(3)	21,500	21,403
San Antonio Water Variable Revenue Refunding Bonds, Junior Lien,
1.09%, 11/1/16(3)	8,700	8,701
Texas State Transportation Commission State Highway Fund Floating Revenue Bonds, Series B, First Tier,
0.76%, 4/1/17(3)	43,000	42,965
University of Texas Financing System Revenue Bonds, Series B, Prerefunded,
5.00%, 8/15/16(7)	9,130	9,182
University of Texas Permanent University Fund Revenue Refunding Bonds, Series A,
5.00%, 7/1/18	2,000	2,175

		268,091

Utah - 0.0%
Utah State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/18	1,500	1,632

Vermont - 0.1%
Vermont State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/15/16	3,170	3,188

Virginia - 0.9%
Newport News G.O. Unlimited Refunding Bonds,
3.00%, 7/15/17	2,035	2,088
3.00%, 7/15/18	1,780	1,866
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College,
5.00%, 2/1/17	4,725	4,850
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series IV,
5.00%, 4/15/18	7,650	8,247
5.00%, 4/15/19	11,000	12,298

		29,349

Washington - 2.1%
Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1,
5.00%, 2/1/17	1,500	1,540
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series S-2A, Green Bonds,
1.11%, 11/1/18(3)	25,000	25,024
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	6,855	7,447
Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K,
0.73%, 12/1/17(3)	10,000	9,960
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/18	4,000	4,412
Washington State & Local Agency Personal Property COPS, Series A,
5.00%, 7/1/16	3,765	3,766
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/17	4,500	4,618
Washington State Refunding COPS, State & Local Agency Real & Person (State Intercept Program),
5.00%, 7/1/18	7,335	7,947

		64,714

West Virginia - 0.2%
West Virginia State EDA Revenue BANS, Shepherd University Foundation,
1.20%, 2/1/18	4,250	4,255
West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT),
0.65%, 11/1/16	1,290	1,290

		5,545

Wisconsin - 0.7%
Milwaukee County G.O. Unlimited Bonds, Series A,
2.00%, 12/1/16	2,620	2,637
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/18	4,000	4,320
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/18	8,505	9,187

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.4% continued
Wisconsin - 0.7% continued
Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B1, Aurora Health Care Services,
1.25%, 8/15/17(3)	$5,200	$5,216

		21,360

Total Municipal Bonds (Cost $2,301,995)		2,303,606

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - Tax Exempt Portfolio, 0.06%(9) (10)	24,965,641	$24,966

Total Investment Companies (Cost $24,966)		24,966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.9%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series A,
1.00%, 4/3/17(3)	$37,840	$37,880
Bucks County IDA Solid Waste Revenue Bonds (AMT), Variable Waste Management, Inc. Project,
1.38%, 2/1/17(3)	3,150	3,160
Burke County Development Authority PCR Bonds, Georgia Power Co. Plant Vogle Project,
1.38%, 4/4/17(3)	2,350	2,358
Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle,
1.75%, 6/1/17(3)	1,040	1,048
Charles City & County EDA Solid Waste Disposal Revenue Bonds (AMT), Variable Waste Management,
1.60%, 5/1/17(3)	3,350	3,371
Eaton Vance New York Municipal Income Trust Tax Exempt Preferreds (AMT),
1.91%, 7/8/16(2) (3) (5)	11,000	11,000
Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT),
2.50%, 5/1/17(3)	5,000	5,068
Grand Rapids Economic Development Corp. Adjustable Revenue Refunding Bonds, Series A, Amway Hotel Corp. (Bank of America N.A. LOC),
0.66%, 7/8/16(3)	1,720	1,720
Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
0.95%, 6/1/17(3)	5,900	5,910
Indiana State Health Facility Financing Authority Revenue Refunding Bonds, Ascension Health, Unrefunded Balance,
5.00%, 7/28/16(3)	5,000	5,017
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 12/1/16	1,125	1,147
Louisa IDA PCR Refunding Bonds, Series C, Virginia Electric & Power Co.,
0.70%, 12/1/16(3)	4,350	4,351
Massachusetts State Housing Finance Agency Multifamily Conduit Variable Revenue Bonds, Wood Ridge,
1.05%, 6/1/17(3)	3,200	3,204
Metropolitan Transportation Authority Revenue BANS, Series A-2C,
2.00%, 2/1/17	27,200	27,418
San Jose Multifamily Housing Revenue Bonds, Casa Del Pueblo Apartments,
0.95%, 6/1/17(3)	7,000	7,002

Total Short-Term Investments (Cost $119,579)		119,654

Total Investments - 100.2% (Cost $3,096,294)		3,101,967

Liabilities less Other Assets - (0.2)%		(5,594)

NET ASSETS - 100.0%		$3,096,373

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the puttable date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

(5)	Restricted security that has been deemed illiquid. At June 30, 2016, the value of these restricted illiquid securities amounted to approximately $90,316,000 or 2.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC),
1.11%, 11/15/17	11/19/14	$12,958

Eaton Vance New York Municipal Income Trust Tax Exempt Preferreds (AMT),
1.91%, 7/8/16	2/24/16	11,000

Eaton Vance Ohio Municipal Income Trust Tax Exempt Preferreds (AMT),
1.91%, 9/1/19	2/24/16	11,400

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
1.03%, 10/1/17	3/27/14	15,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.88%, 7/1/18	12/17/14	7,000

Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.16%, 10/1/17	3/27/14	15,000

Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.31%, 11/1/18	4/7/15	18,000

(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2016. Maturity date represents the puttable date.
(7)	Maturity date represents the prerefunded date.
(8)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the prerefunded date.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	15.1%
AA	43.6
A	24.9
BBB	10.9
BB	0.3
A1 (Short Term)	1.7
Not Rated	3.0
Cash Equivalents	0.5

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, S&P Global, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$347,987	$—	$347,987
Foreign Issuer Bonds(1)	—	305,754	—	305,754
Municipal Bonds(1)	—	2,303,606	—	2,303,606
Investment Companies	24,966	—	—	24,966
Short-Term Investments	—	119,654	—	119,654

Total Investments	$24,966	$3,077,001	$—	$3,101,967

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,088,282

Gross tax appreciation of investments	$8,850
Gross tax depreciation of investments	(3,181)

Net tax appreciation of investments	$5,669

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$6,297	$400,556	$381,887	$4	$24,966

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GANS - Government Anticipation Notes

G.O. - Government Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Agency

IDA - Industrial Development Authority

LOC - Line of Credit

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SONYMA - State of New York Mortgage Agency

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.9%
Auto Floor Plan - 0.5%
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	$2,000	$2,005
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A,
0.83%, 7/20/19(1)	5,000	4,988

		6,993

Automobile - 4.2%
Ally Auto Receivables Trust, Series 2015-2, Class A2A,
0.98%, 3/15/18	3,155	3,155
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A,
0.93%, 6/20/17	1,094	1,094
Ally Auto Receivables Trust, Series 2016-1, Class A2A,
1.20%, 8/15/18	3,849	3,856
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A,
1.42%, 10/8/19	1,500	1,502
AmeriCredit Automobile Receivables, Series 2016-1, Class A2B,
1.20%, 6/10/19(1)	5,700	5,708
ARI Fleet Lease Trust, Series 2014-A, Class A2,
0.81%, 11/15/22(2)	1,183	1,181
ARI Fleet Lease Trust, Series 2015-A, Class A2,
1.11%, 11/15/18(2)	1,481	1,481
BMW Vehicle Lease Trust, Series 2015-2, Class A2A,
1.07%, 1/22/18	2,833	2,834
California Republic Auto Receivables Trust, Series 2016-1, Class A2,
1.50%, 12/17/18	3,000	3,005
CarMax Auto Owner Trust, Series 2015-1, Class A2,
0.88%, 3/15/18	908	908
CarMax Auto Owner Trust, Series 2015-2, Class A2A,
0.82%, 6/15/18	478	477
CarMax Auto Owner Trust, Series 2016-2, Class A2A,
1.24%, 6/17/19	2,000	2,006
Chesapeake Funding II LLC, Series 2016-2A, Class A1,
1.88%, 6/15/28(2)	7,000	7,019
Enterprise Fleet Financing LLC, Series 2013-2, Class A2,
1.06%, 3/20/19(2)	69	69
Enterprise Fleet Financing LLC, Series 2015-1, Class A2,
1.30%, 9/20/20(2)	1,843	1,841
Enterprise Fleet Financing LLC, Series 2016-1, Class A2,
1.83%, 9/20/21(2)	5,000	4,999
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2,
1.10%, 12/20/17	2,337	2,338
GM Financial Automobile Leasing Trust, Series 2015-2, Class A2B,
0.87%, 4/20/18(1)	3,666	3,665
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2A,
1.17%, 6/20/18	4,999	5,000
GM Financial Automobile Leasing Trust, Series 2016-1, Class A2A,
1.30%, 7/20/18	2,000	2,002
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1,
1.96%, 5/17/21(2)	2,500	2,510
Nissan Auto Lease Trust, Series 2016-A, Class A2A,
1.22%, 8/15/18	2,900	2,906
Santander Drive Auto Receivables Trust, Series 2015-2, Class A2A,
0.88%, 9/17/18	1,151	1,151
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A,
1.20%, 12/17/18	892	892
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A,
1.12%, 12/17/18	2,715	2,715
Volkswagen Auto Lease Trust, Series 2015-A, Class A2A,
0.87%, 6/20/17	569	569

		64,883

Credit Card - 6.0%
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3,
0.96%, 9/16/19	3,500	3,502
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	5,500	5,536

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.9% continued
Credit Card - 6.0% continued
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5,
1.60%, 5/17/21	$3,500	$3,543
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1,
0.90%, 2/15/22(1)	14,000	14,024
CARDS II Trust, Series 2015-2A, Class A,
0.96%, 7/15/20(1)	2,500	2,493
Chase Issuance Trust, Series 2014-A1, Class A1,
1.15%, 1/15/19	2,000	2,004
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	10,000	10,009
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	5,000	5,005
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	5,000	5,015
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	3,000	3,008
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	8,000	8,083
Discover Card Execution Note Trust, Series 2016-A1, Class A1,
1.64%, 7/15/21	10,000	10,132
Evergreen Credit Card Trust, Series 2016-1, Class A,
1.16%, 4/15/20(1) (2) (3)	4,000	4,002
First National Master Note Trust, Series 2013-2, Class A,
0.97%, 10/15/19(1)	2,500	2,500
First National Master Note Trust, Series 2015-1, Class A,
1.21%, 9/15/20(1)	2,000	2,005
Golden Credit Card Trust, Series 2016-1A, Class A,
1.04%, 1/15/20(1) (2)	4,250	4,264
Master Credit Card Trust II, Series 2013-3A, Class A,
0.88%, 1/22/18(1) (2)	3,000	3,000
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	2,000	2,008
World Financial Network Credit Card Master Trust, Series 2015-A, Class A,
0.92%, 2/15/22(1)	2,500	2,497

		92,630

Other - 0.6%
CNH Equipment Trust, Series 2015-A, Class A2,
0.84%, 6/15/18	746	746
CNH Equipment Trust, Series 2016-B, Class A2A,
1.31%, 10/15/19	1,000	1,002
Dell Equipment Finance Trust, Series 2015-1, Class A2,
1.01%, 7/24/17(2)	1,631	1,631
John Deere Owner Trust, Series 2015-B, Class A2,
0.98%, 6/15/18	3,054	3,055
Kubota Credit Owner Trust, Series 2015-1A, Class A2,
0.94%, 12/15/17(2)	1,063	1,062
MMAF Equipment Finance LLC, Series 2015-AA, Class A2,
0.96%, 9/18/17(2)	654	654
Volvo Financial Equipment LLC, Series 2015-1A, Class A2,
0.95%, 11/15/17(2)	1,791	1,790

		9,940

Whole Loan - 0.6%
Permanent Master Issuer PLC, Series 2015-1A, Class A1,
1.13%, 7/15/42(1) (2) (3)	4,000	3,988
Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1,
1.38%, 1/21/70(1) (2) (3)	5,000	4,994

		8,982

Total Asset-Backed Securities (Cost $183,013)		183,428

CORPORATE BONDS - 45.1%
Automobiles Manufacturing - 5.8%
American Honda Finance Corp.,
1.50%, 9/11/17(2)	700	704
1.70%, 2/22/19	4,000	4,069
Daimler Finance North America LLC,
1.11%, 3/2/18(1) (2)	3,600	3,583

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.1% continued
Automobiles Manufacturing - 5.8% continued
1.65%, 3/2/18(2)	$6,000	$6,033
1.50%, 8/1/18(1) (2)	5,000	5,011
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	2,000	2,004
2.55%, 10/5/18	1,500	1,528
1.49%, 3/12/19(1)	15,000	14,937
General Motors Financial Co., Inc.,
2.69%, 1/15/19(1)	18,000	18,317
Harley-Davidson Financial Services, Inc.,
2.25%, 1/15/19(2)	4,000	4,081
Hyundai Capital America,
1.88%, 8/9/16(2)	5,000	5,003
Nissan Motor Acceptance Corp.,
1.23%, 3/3/17(1) (2)	10,000	10,007
1.45%, 4/6/18(1) (2)	5,000	4,998
Toyota Motor Credit Corp.,
1.25%, 10/5/17	1,000	1,004
1.03%, 3/12/20(1)	3,000	2,981
Volkswagen Group of America Finance LLC,
1.02%, 5/23/17(1) (2)	4,000	3,980
1.12%, 5/22/18(1) (2)	1,000	986

		89,226

Banks - 2.8%
Capital One N.A.,
1.50%, 9/5/17	4,100	4,098
1.65%, 2/5/18	3,000	3,003
2.35%, 8/17/18	2,750	2,788
HSBC USA, Inc.,
1.52%, 9/24/18(1)	5,000	4,989
1.24%, 11/13/19(1)	10,000	9,876
PNC Bank N.A.,
1.50%, 2/23/18	3,750	3,776
US Bank N.A.,
1.38%, 9/11/17	6,000	6,030
Wells Fargo Bank N.A.,
1.65%, 1/22/18	2,000	2,017
1.75%, 5/24/19	6,200	6,284

		42,861

Biotechnology - 0.6%
Amgen, Inc.,
2.13%, 5/15/17	3,000	3,025
1.25%, 5/22/17	2,384	2,388
1.25%, 5/22/19(1)	1,965	1,966
Celgene Corp.,
2.13%, 8/15/18	2,500	2,537

		9,916

Chemicals - 0.3%
Monsanto Co.,
1.15%, 6/30/17	5,000	4,996

Commercial Finance - 0.4%
GATX Corp.,
1.25%, 3/4/17	6,000	5,992

Communications Equipment - 1.3%
Cisco Systems, Inc.,
1.60%, 2/28/19	4,500	4,568
1.17%, 3/1/19(1)	15,000	15,054

		19,622

Consumer Finance - 1.3%
American Express Credit Corp.,
0.95%, 6/5/17(1)	3,500	3,495
1.41%, 11/5/18(1)	2,400	2,403
1.40%, 5/26/20(1)	7,500	7,478
Capital One Bank USA N.A.,
1.30%, 6/5/17	3,500	3,500
Synchrony Financial,
1.88%, 8/15/17	3,500	3,506

		20,382

Diversified Banks - 3.2%
Bank of America Corp.,
1.72%, 3/22/18(1)	6,000	6,032
1.67%, 1/15/19(1)	3,000	3,012
1.52%, 4/1/19(1)	5,000	4,989
2.05%, 4/19/21(1)	7,000	7,093
Citigroup, Inc.,
1.52%, 7/30/18(1)	5,000	5,014
1.40%, 4/8/19(1)	5,000	4,981
JPMorgan Chase & Co.,
1.18%, 3/1/18(1)	4,200	4,202
1.26%, 1/28/19(1)	4,000	3,993
1.59%, 1/23/20(1)	7,000	7,018
Wells Fargo & Co.,
1.50%, 1/16/18	2,000	2,011
1.27%, 4/23/18(1)	1,215	1,218

		49,563

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.1% continued
Electrical Equipment Manufacturing - 1.1%
General Electric Co.,
1.36%, 4/2/18(1)	$3,991	$4,017
1.14%, 1/14/19(1)	3,100	3,108
1.25%, 1/9/20(1)	10,000	10,050

		17,175

Entertainment Content - 0.6%
Walt Disney (The) Co.,
1.10%, 12/1/17	5,189	5,212
1.65%, 1/8/19	2,345	2,391
0.98%, 5/30/19(1)	1,000	999

		8,602

Financial Services - 3.5%
Bank of New York Mellon (The) Corp.,
1.14%, 9/11/19(1)	3,000	2,991
1.50%, 8/17/20(1)	2,000	2,008
Goldman Sachs Group (The), Inc.,
1.73%, 11/15/18(1)	7,000	7,017
2.00%, 4/25/19	3,500	3,536
1.85%, 9/15/20(1)	7,000	6,986
Morgan Stanley,
1.39%, 1/5/18(1)	5,000	5,004
1.92%, 4/25/18(1)	1,000	1,010
1.49%, 1/24/19(1)	4,000	3,993
2.45%, 2/1/19	5,000	5,094
1.38%, 7/23/19(1)	5,000	4,958
2.03%, 4/21/21(1)	4,000	4,017
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	2,000	2,002
State Street Corp.,
1.53%, 8/18/20(1)	5,000	5,018

		53,634

Food & Beverage - 2.9%
Anheuser-Busch InBev Finance, Inc.,
1.04%, 2/1/19(1)	22,645	22,573
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	6,093	6,110
SABMiller Holdings, Inc.,
2.45%, 1/15/17(2)	8,100	8,154
1.33%, 8/1/18(1) (2)	8,625	8,619

		45,456

Health Care Facilities & Services - 0.3%
Express Scripts Holding Co.,
1.25%, 6/2/17	5,250	5,246

Home Improvement - 0.1%
Whirlpool Corp.,
1.35%, 3/1/17	1,000	1,002

Integrated Oils - 2.0%
Chevron Corp.,
1.37%, 3/2/18	3,000	3,016
1.79%, 11/16/18	10,000	10,134
1.04%, 11/15/19(1)	8,500	8,425
Exxon Mobil Corp.,
1.44%, 3/1/18	1,000	1,009
1.71%, 3/1/19	7,500	7,622

		30,206

Machinery Manufacturing - 2.2%
Caterpillar Financial Services Corp.,
0.83%, 6/9/17(1)	1,880	1,880
1.25%, 8/18/17	4,300	4,312
1.70%, 6/16/18	4,600	4,659
1.80%, 11/13/18	5,750	5,819
1.35%, 5/18/19	4,500	4,521
John Deere Capital Corp.,
1.20%, 10/10/17	7,000	7,027
1.35%, 1/16/18	1,500	1,511
1.30%, 3/12/18	535	538
1.60%, 7/13/18	1,000	1,010
1.95%, 1/8/19	3,000	3,066

		34,343

Managed Care - 0.5%
UnitedHealth Group, Inc.,
1.90%, 7/16/18	7,000	7,121

Mass Merchants - 1.1%
Costco Wholesale Corp.,
1.13%, 12/15/17	14,015	14,099
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	3,250	3,266

		17,365

Medical Equipment & Devices Manufacturing - 1.2%
Becton Dickinson and Co.,
1.80%, 12/15/17	3,000	3,024
Medtronic, Inc.,
1.50%, 3/15/18	1,835	1,851

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.1% continued
Medical Equipment & Devices Manufacturing - 1.2% continued
Thermo Fisher Scientific, Inc.,
1.30%, 2/1/17	$7,500	$7,506
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	6,250	6,254

		18,635

Metals & Mining - 0.2%
Glencore Funding LLC,
2.13%, 4/16/18(2)	3,000	2,925

Oil & Gas Services & Equipment - 2.7%
Cameron International Corp.,
1.15%, 12/15/16	3,000	3,005
1.40%, 6/15/17	3,300	3,302
Halliburton Co.,
1.00%, 8/1/16	20,250	20,251
Schlumberger Holdings Corp.,
2.35%, 12/21/18(2)	15,000	15,293

		41,851

Pharmaceuticals - 1.4%
AbbVie, Inc.,
1.80%, 5/14/18	4,000	4,028
Eli Lilly & Co.,
1.25%, 3/1/18	3,705	3,733
1.95%, 3/15/19	1,225	1,254
Mylan, Inc.,
1.35%, 11/29/16	3,000	2,996
Pfizer, Inc.,
1.10%, 5/15/17	5,000	5,011
1.50%, 6/15/18	4,000	4,040

		21,062

Pipeline - 0.2%
Enterprise Products Operating LLC,
1.65%, 5/7/18	3,000	3,003

Property & Casualty Insurance - 0.1%
Berkshire Hathaway Finance Corp.,
1.60%, 5/15/17	1,005	1,013

Publishing & Broadcasting - 0.2%
NBCUniversal Enterprise, Inc.,
1.31%, 4/15/18(1) (2)	3,000	3,013

Real Estate - 2.0%
Kimco Realty Corp.,
5.70%, 5/1/17	11,000	11,395
Simon Property Group L.P.,
1.50%, 2/1/18(2)	5,950	5,975
Ventas Realty L.P.,
1.25%, 4/17/17	4,000	4,001
VEREIT Operating Partnership L.P.,
2.00%, 2/6/17	5,000	5,030
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(2)	5,000	5,015

		31,416

Retail - Consumer Discretionary - 1.4%
Amazon.com, Inc.,
1.20%, 11/29/17	3,975	3,989
AutoZone, Inc.,
1.30%, 1/13/17	5,050	5,061
Lowe’s Cos., Inc.,
1.63%, 4/15/17	2,500	2,514
1.15%, 4/15/19	1,000	1,002
1.08%, 9/10/19(1)	9,850	9,867

		22,433

Semiconductors - 0.5%
Intel Corp.,
1.35%, 12/15/17	6,880	6,921
KLA-Tencor Corp.,
2.38%, 11/1/17	1,000	1,008

		7,929

Software & Services - 1.1%
Oracle Corp.,
1.20%, 10/15/17	8,330	8,359
1.21%, 1/15/19(1)	7,990	8,029

		16,388

Supermarkets & Pharmacies - 0.8%
CVS Health Corp.,
1.90%, 7/20/18	4,000	4,061
Kroger (The) Co.,
2.00%, 1/15/19	3,500	3,557
Walgreens Boots Alliance, Inc.,
1.75%, 5/30/18	4,500	4,535

		12,153

Transportation & Logistics - 0.8%
PACCAR Financial Corp.,
1.10%, 6/6/17	3,000	3,006

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.1% continued
Transportation & Logistics - 0.8% continued
1.40%, 11/17/17	$3,000	$3,020
1.45%, 3/9/18	1,000	1,008
1.40%, 5/18/18	3,900	3,927
1.75%, 8/14/18	2,000	2,031

		12,992

Utilities - 1.2%
Exelon Corp.,
1.55%, 6/9/17	4,000	4,007
Southern (The) Co.,
1.30%, 8/15/17	9,500	9,496
WEC Energy Group, Inc.,
1.65%, 6/15/18	2,500	2,522
Xcel Energy, Inc.,
1.20%, 6/1/17	3,000	3,002

		19,027

Wireless Telecommunications Services - 1.3%
AT&T, Inc.,
2.40%, 3/15/17	4,000	4,034
Verizon Communications, Inc.,
2.18%, 9/15/16(1)	2,000	2,005
2.41%, 9/14/18(1)	14,345	14,703

		20,742

Total Corporate Bonds (Cost $694,702)		697,290

FOREIGN ISSUER BONDS - 27.2%
Automobiles Manufacturing - 0.9%
Hyundai Capital Services, Inc.,
1.45%, 3/18/17(1) (2)	3,000	2,999
Volkswagen International Finance N.V.,
1.13%, 11/18/16(2)	11,600	11,600

		14,599

Banks - 10.9%
Australia & New Zealand Banking Group Ltd.,
1.07%, 1/16/18(1) (2)	4,000	3,995
1.50%, 1/16/18	4,000	4,019
1.19%, 5/15/18(1)	3,500	3,504
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17(2)	4,000	4,003
Banque Federative du Credit Mutuel S.A.,
1.48%, 1/20/17(1) (2)	2,500	2,507
Barclays Bank PLC,
1.21%, 2/17/17(1)	2,200	2,197
BNZ International Funding Ltd.,
1.90%, 2/26/18(2)	3,500	3,527
BPCE S.A.,
1.63%, 2/10/17	1,700	1,704
1.25%, 6/23/17(1)	5,000	5,000
Commonwealth Bank of Australia,
1.63%, 3/12/18	12,000	12,083
DNB Bank ASA,
1.76%, 6/2/21(1) (2)	10,000	10,036
HSBC Bank PLC,
1.27%, 5/15/18(1) (2)	3,000	2,987
ING Bank N.V.,
1.20%, 3/16/18(1) (2)	4,500	4,482
2.05%, 8/17/18(2)	5,000	5,070
Lloyds Bank PLC,
1.17%, 3/16/18(1)	7,300	7,261
1.18%, 5/14/18(1)	3,950	3,922
2.05%, 1/22/19	4,900	4,887
Macquarie Bank Ltd.,
1.65%, 3/24/17(2)	5,000	5,011
1.27%, 10/27/17(1) (2)	5,500	5,489
Mizuho Bank Ltd.,
1.80%, 3/26/18(2)	3,000	3,018
National Australia Bank Ltd.,
1.25%, 3/17/17(2)	5,000	5,009
1.30%, 6/30/17(2)	10,000	10,015
1.28%, 7/23/18(1) (2)	1,400	1,402
Santander UK PLC,
1.38%, 3/13/17	5,000	4,995
Shinhan Bank,
1.28%, 4/8/17(1) (2)	3,000	2,998
Sumitomo Mitsui Banking Corp.,
0.95%, 7/11/17(1)	2,600	2,596
1.95%, 7/23/18	5,000	5,055
Suncorp-Metway Ltd.,
1.70%, 3/28/17(2)	5,000	5,018
Svenska Handelsbanken,
1.28%, 1/11/19(1)	6,100	6,097
Svenska Handelsbanken AB,
1.15%, 6/17/19(1)	1,000	993
Toronto-Dominion Bank (The),
1.63%, 3/13/18	3,737	3,772

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.2% continued
Banks - 10.9% continued
UBS A.G.,
1.27%, 8/14/19(1)	$8,500	$8,452
Westpac Banking Corp.,
1.20%, 5/19/17	8,000	8,012
1.55%, 5/25/18	5,000	5,031
1.38%, 7/30/18(1)	5,000	5,008

		169,155

Diversified Banks - 3.1%
Bank of Nova Scotia (The),
1.30%, 7/21/17	6,000	6,011
Credit Agricole S.A.,
1.43%, 4/15/19(1) (2)	10,000	9,965
1.63%, 6/10/20(1) (2)	4,000	3,985
HSBC Holdings PLC,
2.32%, 5/25/21(1)	10,000	10,007
Mizuho Financial Group, Inc.,
2.11%, 4/12/21(1) (2)	2,700	2,723
Nordea Bank AB,
1.63%, 5/15/18(2)	2,100	2,113
Societe Generale S.A.,
1.73%, 10/1/18(1)	3,000	3,024
Sumitomo Mitsui Financial Group, Inc.,
2.34%, 3/9/21(1)	10,000	10,205

		48,033

Electrical Equipment Manufacturing - 0.5%
Siemens Financieringsmaatschappij N.V.,
0.94%, 5/25/18(1) (2)	1,050	1,050
1.45%, 5/25/18(2)	7,000	7,054

		8,104

Exploration & Production - 1.8%
CNPC General Capital Ltd.,
1.53%, 5/14/17(1) (2)	2,500	2,499
Petroleos Mexicanos,
2.65%, 7/18/18(1)	5,000	4,988
Sinopec Group Overseas Development 2014 Ltd.,
1.55%, 4/10/19(1) (2)	20,000	19,975

		27,462

Financial Services - 0.9%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(2)	4,000	4,018
UBS Group Funding Jersey Ltd.,
2.08%, 9/24/20(1) (2)	10,000	10,006

		14,024

Food & Beverage - 1.0%
Suntory Holdings Ltd.,
1.65%, 9/29/17(2)	15,000	15,047

Government Regional - 0.3%
Province of Ontario Canada,
1.63%, 1/18/19	4,000	4,055

Integrated Oils - 3.0%
BP Capital Markets PLC,
0.98%, 2/10/17(1)	2,000	2,000
1.67%, 2/13/18	3,000	3,023
1.27%, 9/26/18(1)	5,000	4,982
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	1,000	1,002
Shell International Finance B.V.,
1.21%, 11/10/18(1)	4,000	4,002
1.63%, 11/10/18	7,000	7,071
1.08%, 5/11/20(1)	4,000	3,947
Statoil ASA,
0.92%, 5/15/18(1)	6,000	5,964
1.15%, 5/15/18	3,750	3,753
1.09%, 11/8/18(1)	6,000	5,967
Total Capital International S.A.,
1.00%, 1/10/17	1,200	1,201
1.20%, 8/10/18(1)	3,969	3,959

		46,871

Metals & Mining - 0.1%
Rio Tinto Finance USA PLC,
2.00%, 3/22/17	1,360	1,368

Pharmaceuticals - 2.3%
Actavis Funding SCS,
1.30%, 6/15/17	9,000	8,985
2.35%, 3/12/18	5,000	5,068
AstraZeneca PLC,
1.16%, 11/16/18(1)	6,000	6,024
1.75%, 11/16/18	10,000	10,132
Mylan N.V.,
2.50%, 6/7/19(2)	2,000	2,027

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 27.2% continued
Pharmaceuticals - 2.3% continued
Sanofi,
1.25%, 4/10/18	$3,277	$3,297

		35,533

Pipeline - 1.1%
TransCanada PipeLines Ltd.,
1.63%, 11/9/17	15,000	15,036
1.88%, 1/12/18	2,000	2,009

		17,045

Power Generation - 0.4%
Electricite de France S.A.,
1.09%, 1/20/17(1) (2)	6,000	6,004

Software & Services - 0.2%
Tencent Holdings Ltd.,
2.00%, 5/2/17(2)	3,000	3,016

Supranationals - 0.2%
Corp. Andina de Fomento,
1.50%, 8/8/17	3,000	3,011

Transportation & Logistics - 0.3%
Korea Expressway Corp.,
1.63%, 4/28/17(2)	5,000	5,015

Wireless Telecommunications Services - 0.2%
KT Corp.,
1.75%, 4/22/17(2)	3,000	3,008

Total Foreign Issuer Bonds (Cost $420,290)		421,350

U.S. GOVERNMENT AGENCIES - 0.4%(4)
Fannie Mae - 0.3%
2.50%, 9/28/17	4,400	4,503

Federal Home Loan Bank - 0.1%
0.88%, 6/29/18	1,000	1,004

Total U.S. Government Agencies (Cost $5,487)		5,507

U.S. GOVERNMENT OBLIGATIONS - 8.6%
U.S. Treasury Notes - 8.6%
1.00%, 2/15/18	13,500	13,589
0.75%, 2/28/18	10,000	10,027
0.75%, 3/31/18	10,000	10,027
0.63%, 4/30/18	10,000	10,007
0.75%, 4/30/18	1,000	1,003
1.00%, 9/15/18	20,000	20,162
1.25%, 12/15/18	14,000	14,202
0.75%, 2/15/19	5,000	5,010
0.88%, 4/15/19	41,000	41,195
0.88%, 5/15/19	7,000	7,034

		132,256

Total U.S. Government Obligations (Cost $131,358)		132,256

MUNICIPAL BONDS - 0.4%
California - 0.1%
California State Earthquake Authority Taxable Revenue Bonds,
1.19%, 7/1/16	2,000	2,000

Florida - 0.2%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
1.30%, 7/1/16	2,000	2,000

Texas - 0.1%
Harris County-Houston Sports Authority Taxable Revenue Refunding Bonds, Series B,
1.89%, 11/15/17	1,915	1,944

Total Municipal Bonds (Cost $5,915)		5,944

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(5) (6)	102,702,463	$102,702

Total Investment Companies (Cost $102,702)		102,702

Total Investments - 100.2% (Cost $1,543,467)		1,548,477

Liabilities less Other Assets - (0.2)%		(2,340)

NET ASSETS - 100.0%		$1,546,137

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

(3)	Restricted security that has been deemed illiquid. At June 30, 2016, the value of these restricted illiquid securities amounted to approximately $12,984,000 or 0.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Evergreen Credit Card Trust, Series 2016-1, Class A,
1.16%, 4/15/20	5/13/16	$4,000

Permanent Master Issuer PLC, Series 2015-1A, Class A1,
1.13%, 7/15/42	10/14/15	4,000

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1,
1.38%, 1/21/70	2/18/16	5,000

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Agency	0.4%
U.S. Treasury	8.5
AAA	11.9
AA	13.0
A	41.5
BBB	17.8
BB	0.3
Cash Equivalents	6.6

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, S&P Global, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$183,428	$—	$183,428
Corporate Bonds(1)	—	697,290	—	697,290
Foreign Issuer Bonds(1)	—	421,350	—	421,350
U.S. Government Agencies(1)	—	5,507	—	5,507
U.S. Government Obligations(1)	—	132,256	—	132,256
Municipal Bonds(1)	—	5,944	—	5,944
Investment Companies	102,702	—	—	102,702

Total Investments	$102,702	$1,445,775	$—	$1,548,477

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,543,467

Gross tax appreciation of investments	$6,218
Gross tax depreciation of investments	(1,208)

Net tax appreciation of investments	$5,010

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$53,916	$328,165	$279,379	$22	$102,702

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.2%(1)
Fannie Mae - 15.7%
1.25%, 6/28/19	$550	$550
Pool #555649,
7.50%, 10/1/32	66	75
Pool #893082,
2.73%, 9/1/36(2)	198	209
Pool #AL6012,
4.00%, 10/1/44	502	547
Pool #AL6319,
4.00%, 1/1/45	506	552
Pool #AL7941,
4.00%, 12/1/45	503	549
Pool #AL8703,
2/1/30(3)	500	525
Pool TBA,
3.00%, 7/16/46(3)	1,000	1,047

		4,054

Federal Home Loan Bank - 1.0%
1.13%, 6/21/19	250	252

Freddie Mac - 5.7%
1.13%, 4/15/19	500	504
Pool #1J0365,
3.00%, 4/1/37(2)	372	395
Pool #1J2840,
2.65%, 9/1/37(2)	529	564
Pool #410092,
2.54%, 11/1/24(2)	20	21

		1,484

Government National Mortgage Association - 3.8%
Series 2012-123, Class A,
1.04%, 7/16/46	409	397
Series 2013-12, Class KA,
1.50%, 12/16/43	187	185
Series 2013-17, Class AF,
1.21%, 11/16/43	397	391

		973

Government National Mortgage Association I - 0.0%
Pool #268360,
10.00%, 4/15/19	2	2
Pool #270288,
10.00%, 6/15/19	8	8

		10

Total U.S. Government Agencies (Cost $6,699)		6,773

U.S. GOVERNMENT OBLIGATIONS - 69.9%
U.S. Treasury Notes - 69.9%
0.63%, 6/30/18	3,935	3,937
1.38%, 6/30/18	670	680
1.63%, 4/30/19	1,250	1,282
0.88%, 6/15/19	1,680	1,688
1.00%, 9/30/19	460	463
1.38%, 4/30/20	120	122
2.00%, 2/28/21	2,420	2,532
1.13%, 6/30/21	1,710	1,719
1.75%, 3/31/22	400	413
1.38%, 6/30/23	3,450	3,468
1.63%, 5/15/26	1,715	1,736

		18,040

Total U.S. Government Obligations (Cost $17,739)		18,040

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.11%(4) (5)	2,076,694	$2,077

Total Investment Companies (Cost $2,077)		2,077

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.9%
U.S. Treasury Bill,
0.11%, 9/15/16(6) (7)	$500	$500

Total Short-Term Investments
(Cost $499)		500

Total Investments - 106.1%
(Cost $27,014)		27,390

Liabilities less Other Assets - (6.1)%		(1,575)

NET ASSETS - 100.0%		$25,815

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2016. Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of June 30, 2016 is disclosed.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
(7)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
5-Year U.S. Treasury Note	19	$2,321	Long	9/16	$40

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	71.3%
U.S. Agency	21.1
Cash Equivalents	7.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$6,773	$—	$6,773
U.S. Government Obligations(1)	—	18,040	—	18,040
Investment Companies	2,077	—	—	2,077
Short-Term Investments	—	500	—	500

Total Investments	$2,077	$25,313	$—	$27,390

OTHER FINANCIAL INSTRUMENTS
Asstes
Futures Contracts	$40	$—	$—	$40

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$27,014

Gross tax appreciation of investments	$395
Gross tax depreciation of investments	(19)

Net tax appreciation of investments	$376

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,000	$39,154	$39,077	$1	$2,077

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

TBA - To Be Announced

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%
Automobile - 0.2%
Ally Auto Receivables Trust, Series 2015-2, Class A3,
1.49%, 11/15/19	$250	$251
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D,
2.42%, 5/8/19	25	25
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B,
1.92%, 11/8/19	100	101
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C,
2.58%, 9/8/20	100	101
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D,
3.13%, 10/8/20	50	51
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B,
1.87%, 12/9/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D,
3.07%, 11/9/20	100	101
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C,
2.40%, 1/8/21	100	101
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3,
1.54%, 3/9/20	100	100
BMW Vehicle Lease Trust, Series 2015-2, Class A3,
1.40%, 9/20/18	100	100
Capital Auto Receivables Asset Trust, Series 2013-4, Class C,
2.67%, 2/20/19	50	51
Capital Auto Receivables Asset Trust, Series 2013-4, Class D,
3.22%, 5/20/19	50	51
CarMax Auto Owner Trust, Series 2015-1, Class A3,
1.38%, 11/15/19	200	201
CarMax Auto Owner Trust, Series 2015-3, Class A3,
1.63%, 5/15/20	100	101
CarMax Auto Owner Trust, Series 2016-2, Class A3,
1.52%, 2/16/21	100	101
Ford Credit Auto Owner Trust, Series 2015-B, Class A3,
1.16%, 11/15/19	125	125
Ford Credit Auto Owner Trust, Series 2016-B, Class A3,
1.33%, 10/15/20	150	151
Ford Credit Auto Owner Trust, Series 2016-B, Class A4,
1.52%, 8/15/21	100	100
Ford Credit Auto Owner Trust, Series 2016-B, Class B,
1.85%, 9/15/21	50	50
GM Financial Automobile Leasing Trust, Series 2015-2, Class A3,
1.68%, 12/20/18	325	327
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3,
1.69%, 3/20/19	200	202
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4,
1.31%, 10/15/20	200	201
Honda Auto Receivables Owner Trust, Series 2015-2, Class A3,
1.04%, 2/21/19	250	250
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3,
1.23%, 9/23/19	200	201
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3,
1.39%, 4/15/20	100	101
Honda Auto Receivables Owner Trust, Series 2016-2, Class A4,
1.62%, 8/15/22	150	151
Hyundai Auto Receivables Trust, Series 2013-B, Class C,
1.71%, 2/15/19	65	65
Hyundai Auto Receivables Trust, Series 2015-C, Class A3,
1.46%, 2/18/20	500	504
Hyundai Auto Receivables Trust, Series 2016-A, Class A4,
1.73%, 5/16/22	250	254
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3,
1.34%, 12/16/19	100	100
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4,
1.30%, 6/15/20	200	201
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4,
1.66%, 3/15/21	200	202

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5% continued
Automobile - 0.2% continued
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A4,
1.47%, 9/15/21	$150	$152
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4,
1.54%, 10/17/22	150	151
Santander Drive Auto Receivables Trust, Series 2014-2, Class C,
2.33%, 11/15/19	100	101
Santander Drive Auto Receivables Trust, Series 2014-2, Class D,
2.76%, 2/18/20	75	76
Santander Drive Auto Receivables Trust, Series 2014-3, Class D,
2.65%, 8/17/20	50	50
Santander Drive Auto Receivables Trust, Series 2014-4, Class C,
2.60%, 11/16/20	50	51
Santander Drive Auto Receivables Trust, Series 2014-4, Class D,
3.10%, 11/16/20	50	51
Santander Drive Auto Receivables Trust, Series 2015-4, Class B,
2.26%, 6/15/20	100	101
Santander Drive Auto Receivables Trust, Series 2015-4, Class C,
2.97%, 3/15/21	100	102
Toyota Auto Receivables Owner Trust, Series 2015-B, Class A3,
1.27%, 5/15/19	250	251
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3,
1.25%, 3/16/20	250	251
World Omni Auto Receivables Trust, Series 2014-A, Class A4,
1.53%, 6/15/20	100	101
World Omni Auto Receivables Trust, Series 2016-A, Class A4,
1.95%, 5/16/22	250	253

		6,412

Commercial Mortgage-Backed Securities - 1.1%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4,
6.44%, 2/10/51(1)	360	379
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4,
3.17%, 6/15/49	300	316
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM,
5.84%, 9/11/42(1)	250	261
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3,
3.87%, 1/10/48	300	331
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4,
3.28%, 5/10/58	250	263
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4,
3.02%, 9/10/45	400	423
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	100	101
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4,
4.37%, 9/10/46(1)	350	400
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS,
4.65%, 9/10/46(1)	100	114
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4,
3.64%, 10/10/47	100	109
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5,
3.14%, 2/10/48	200	210
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5,
3.72%, 9/15/48	200	220
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4,
3.21%, 5/10/49	250	263
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5,
3.62%, 2/10/49	300	326
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4,
3.31%, 4/10/49	250	265
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4,
3.33%, 4/15/49	250	267
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3,
2.82%, 10/15/45	175	183
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2,
3.15%, 2/10/47	230	237

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5% continued
Commercial Mortgage-Backed Securities - 1.1% continued
Commercial Mortgage Trust, Series 2012-CR2, Class A4,
3.15%, 8/15/45	$335	$357
Commercial Mortgage Trust, Series 2012-CR4, Class A3,
2.85%, 10/15/45	150	157
Commercial Mortgage Trust, Series 2012-CR5, Class A4,
2.77%, 12/10/45	100	104
Commercial Mortgage Trust, Series 2012-LC4, Class A4,
3.29%, 12/10/44	100	107
Commercial Mortgage Trust, Series 2013-CR10, Class A4,
4.21%, 8/10/46(1)	100	113
Commercial Mortgage Trust, Series 2013-CR12, Class A4,
4.05%, 10/10/46	300	335
Commercial Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	300	303
Commercial Mortgage Trust, Series 2013-CR9, Class A4,
4.38%, 7/10/45(1)	200	227
Commercial Mortgage Trust, Series 2013-LC6, Class A4,
2.94%, 1/10/46	150	158
Commercial Mortgage Trust, Series 2014-CR19, Class A5,
3.80%, 8/10/47	300	330
Commercial Mortgage Trust, Series 2014-UBS5, Class A4,
3.84%, 9/10/47	300	328
Commercial Mortgage Trust, Series 2014-UBS6, Class A5,
3.64%, 12/10/47	250	270
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.70%, 8/10/55	500	547
Commercial Mortgage Trust, Series 2015-DC1, Class A2,
2.87%, 2/10/48	200	208
Commercial Mortgage Trust, Series 2015-DC1, Class A5,
3.35%, 2/10/48	200	213
Commercial Mortgage Trust, Series 2015-LC19, Class A4,
3.18%, 2/10/48	500	529
Commercial Mortgage Trust, Series 2015-PC1, Class A5,
3.90%, 7/10/50	200	220
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4,
3.51%, 4/15/50	225	243
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4,
3.72%, 8/15/48	500	546
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5,
3.09%, 1/15/49	100	103
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	175	183
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5,
2.94%, 2/10/46	100	105
GS Mortgage Securities Trust, Series 2011-GC5, Class A4,
3.71%, 8/10/44	150	163
GS Mortgage Securities Trust, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	216
GS Mortgage Securities Trust, Series 2013-GC12, Class A4,
3.14%, 6/10/46	100	106
GS Mortgage Securities Trust, Series 2013-GC13, Class A5,
4.17%, 7/10/46(1)	200	226
GS Mortgage Securities Trust, Series 2013-GC14, Class A5,
4.24%, 8/10/46	150	170
GS Mortgage Securities Trust, Series 2014-GC18, Class A4,
4.07%, 1/10/47	500	559
GS Mortgage Securities Trust, Series 2014-GC20, Class A5,
4.00%, 4/10/47	100	111
GS Mortgage Securities Trust, Series 2014-GC24, Class A5,
3.93%, 9/10/47	300	332
GS Mortgage Securities Trust, Series 2014-GC26, Class A5,
3.63%, 11/10/47	250	272
GS Mortgage Securities Trust, Series 2015-GC28, Class A2,
2.90%, 2/10/48	150	156

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5% continued
Commercial Mortgage-Backed Securities - 1.1% continued
GS Mortgage Securities Trust, Series 2016-GS2, Class A4,
3.05%, 5/10/49	$100	$105
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3,
4.17%, 8/15/46	200	218
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3,
3.51%, 5/15/45	200	216
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4,
3.48%, 6/15/45	250	269
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5,
3.14%, 12/15/47	150	159
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS,
3.37%, 12/15/47	50	53
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4,
3.99%, 1/15/46(1)	100	111
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	500	519
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	500	522
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4,
4.00%, 4/15/47	500	556
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5,
3.80%, 7/15/47	500	549
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4,
3.80%, 9/15/47	500	549
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2,
2.94%, 11/15/47	250	261
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5,
3.64%, 11/15/47	200	218
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5,
3.67%, 11/15/47	150	163
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5,
3.82%, 7/15/48	200	220
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A2,
2.66%, 6/15/49	100	104
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4,
3.14%, 6/15/49	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4,
2.86%, 11/15/45	225	236
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4,
4.36%, 8/15/46(1)	300	340
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4,
2.92%, 2/15/46	175	183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4,
3.10%, 5/15/46	200	211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2,
2.92%, 2/15/47	200	208
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3,
3.67%, 2/15/47	100	107
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5,
4.06%, 2/15/47	200	224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
3.74%, 8/15/47	400	438
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2,
3.19%, 10/15/47	500	525
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2,
3.10%, 12/15/47	500	524

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5% continued
Commercial Mortgage-Backed Securities - 1.1% continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2,
2.79%, 2/15/48	$500	$521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5,
3.53%, 10/15/48	100	108
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4,
3.33%, 5/15/49	250	266
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.48%, 1/11/43(1)	188	199
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4,
3.24%, 3/15/45	150	160
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	400	429
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49	125	132
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5,
2.85%, 12/10/45	100	105
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4,
3.18%, 3/10/46	100	106
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4,
3.24%, 4/10/46	100	106
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	161
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3,
2.92%, 10/15/45	150	158
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4,
4.22%, 7/15/46(1)	100	113
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4,
3.17%, 2/15/48	100	105
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4,
3.66%, 9/15/58	250	273
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5,
3.18%, 4/15/50	200	211
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2,
2.63%, 5/15/48	500	517
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5,
3.77%, 7/15/58(1)	300	329
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4,
3.72%, 12/15/48	300	328
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4,
3.56%, 1/15/59	200	216
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4,
3.43%, 3/15/59	250	268
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4,
3.67%, 11/15/44	150	163
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3,
2.88%, 12/15/45	100	105
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	175	188
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2,
3.43%, 6/15/45	250	270
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3,
3.00%, 8/15/45	300	316
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4,
3.20%, 3/15/48	600	638
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS,
3.56%, 3/15/48	50	53
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4,
3.00%, 5/15/45	500	526
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5,
3.34%, 6/15/46	150	161
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A2,
3.22%, 9/15/46	100	104
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5,
4.42%, 9/15/46	250	286

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5% continued
Commercial Mortgage-Backed Securities - 1.1% continued
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2,
3.04%, 5/15/47	$840	$876
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5,
3.75%, 9/15/57	500	548
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5,
3.63%, 11/15/47	250	272
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5,
4.05%, 3/15/47	100	112

		29,987

Credit Card - 0.2%
American Express Credit Account Master Trust, Series 2014-3, Class A,
1.49%, 4/15/20	255	257
American Express Credit Account Master Trust, Series 2014-4, Class A,
1.43%, 6/15/20	100	101
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	200	201
Barclays Dryrock Issuance Trust, Series 2014-3, Class A,
2.41%, 7/15/22	150	154
Barclays Dryrock Issuance Trust, Series 2015-2, Class A,
1.56%, 3/15/21	100	101
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	200	201
Chase Issuance Trust, Series 2012-A4, Class A4,
1.58%, 8/16/21	250	253
Chase Issuance Trust, Series 2012-A7, Class A7,
2.16%, 9/16/24	200	204
Chase Issuance Trust, Series 2014-A2, Class A2,
2.77%, 3/15/23	150	158
Chase Issuance Trust, Series 2014-A7, Class A7,
1.38%, 11/15/19	350	352
Chase Issuance Trust, Series 2015-A4, Class A4,
1.84%, 4/15/22	300	306
Chase Issuance Trust, Series 2015-A5, Class A5,
1.36%, 4/15/20	100	101
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	139
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8,
5.65%, 9/20/19	300	317
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1,
2.88%, 1/23/23	300	319
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5,
2.68%, 6/7/23	150	158
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6,
2.15%, 7/15/21	350	360
Discover Card Execution Note Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	317
Discover Card Execution Note Trust, Series 2012-A6, Class A6,
1.67%, 1/18/22	350	356
Discover Card Execution Note Trust, Series 2014-A4, Class A4,
2.12%, 12/15/21	400	410
Discover Card Execution Note Trust, Series 2014-A5, Class A,
1.39%, 4/15/20	400	402
Discover Card Execution Note Trust, Series 2015-A2, Class A,
1.90%, 10/17/22	100	102
Discover Card Execution Note Trust, Series 2015-A3, Class A,
1.45%, 3/15/21	150	152
Discover Card Execution Note Trust, Series 2015-A4, Class A4,
2.19%, 4/17/23	200	206
Discover Card Execution Note Trust, Series 2016-A1, Class A1,
1.64%, 7/15/21	150	152
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A,
1.36%, 8/17/20	250	251
Synchrony Credit Card Master Note Trust, Series 2012-7, Class A,
1.76%, 9/15/22	100	101

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5% continued
Credit Card - 0.2% continued
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A,
2.37%, 3/15/23	$150	$154
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	200	201
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A,
2.04%, 3/15/22	100	102
World Financial Network Credit Card Master Trust, Series 2013-A, Class A,
1.61%, 12/15/21	200	201
World Financial Network Credit Card Master Trust, Series 2015-B, Class A,
2.55%, 6/17/24	100	104

		6,893

Other - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	100	106
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	100	111
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3,
3.03%, 10/15/25	150	160
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	111

		488

Total Asset-Backed Securities (Cost $42,243)		43,780

CORPORATE BONDS - 21.6%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
2.25%, 11/15/17	135	136
4.20%, 4/15/24	150	161
Omnicom Group, Inc.,
6.25%, 7/15/19	300	341
3.63%, 5/1/22	496	527

		1,165

Aerospace & Defense - 0.4%
Boeing (The) Co.,
0.95%, 5/15/18	200	200
7.95%, 8/15/24	500	707
2.85%, 10/30/24	110	116
6.13%, 2/15/33	135	183
3.30%, 3/1/35	55	56
6.63%, 2/15/38	100	145
5.88%, 2/15/40	75	104
3.50%, 3/1/45	500	510
General Dynamics Corp.,
1.00%, 11/15/17	100	100
3.88%, 7/15/21	250	275
2.25%, 11/15/22	500	511
3.60%, 11/15/42	155	164
L-3 Communications Corp.,
5.20%, 10/15/19	250	272
4.95%, 2/15/21	40	44
Lockheed Martin Corp.,
4.25%, 11/15/19	500	547
2.50%, 11/23/20	355	366
3.55%, 1/15/26	100	109
3.60%, 3/1/35	135	137
4.07%, 12/15/42	418	445
Northrop Grumman Corp.,
1.75%, 6/1/18	125	126
5.05%, 8/1/19	170	188
5.05%, 11/15/40	250	300
4.75%, 6/1/43	250	298
Precision Castparts Corp.,
1.25%, 1/15/18	210	211
2.50%, 1/15/23	500	517
3.90%, 1/15/43	100	108
4.38%, 6/15/45	350	409
Raytheon Co.,
4.40%, 2/15/20	510	565
2.50%, 12/15/22	1,150	1,198
4.70%, 12/15/41	100	119
Textron, Inc.,
5.60%, 12/1/17	125	132
United Technologies Corp.,
5.38%, 12/15/17	390	415
4.50%, 4/15/20	450	502
7.50%, 9/15/29	100	146
6.05%, 6/1/36	100	134
6.13%, 7/15/38	175	240

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Aerospace & Defense - 0.4% continued
5.70%, 4/15/40	$500	$661
4.50%, 6/1/42	700	802

		12,062

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	260	297
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	341	386

		683

Apparel & Textile Products - 0.0%
NIKE, Inc.,
3.63%, 5/1/43	75	79
VF Corp.,
3.50%, 9/1/21	150	162
6.00%, 10/15/33	100	130
6.45%, 11/1/37	30	41

		412

Auto Parts Manufacturing - 0.0%
BorgWarner, Inc.,
4.38%, 3/15/45	170	176
Delphi Corp.,
4.15%, 3/15/24	300	319
Johnson Controls, Inc.,
5.00%, 3/30/20	155	170
5.70%, 3/1/41	250	287
4.63%, 7/2/44	465	491

		1,443

Automobiles Manufacturing - 0.5%
American Honda Finance Corp.,
1.60%, 7/13/18	180	182
2.13%, 10/10/18	75	77
2.25%, 8/15/19	250	258
2.15%, 3/13/20	800	824
Daimler Finance North America LLC,
8.50%, 1/18/31	175	284
Ford Motor Co.,
7.45%, 7/16/31	350	469
4.75%, 1/15/43	500	529
Ford Motor Credit Co. LLC,
2.88%, 10/1/18	200	205
2.02%, 5/3/19	600	605
2.60%, 11/4/19	200	205
2.46%, 3/27/20	260	262
3.16%, 8/4/20	860	892
3.20%, 1/15/21	1,200	1,236
3.34%, 3/18/21	500	519
5.88%, 8/2/21	500	573
3.22%, 1/9/22	200	205
4.25%, 9/20/22	300	324
General Motors Co.,
3.50%, 10/2/18	1,000	1,030
6.25%, 10/2/43	550	611
6.75%, 4/1/46	145	172
General Motors Financial Co., Inc.,
6.75%, 6/1/18	500	543
3.20%, 7/13/20	395	400
3.20%, 7/6/21	485	486
4.38%, 9/25/21	400	422
3.45%, 4/10/22	500	500
3.70%, 5/9/23	600	603
Toyota Motor Credit Corp.,
1.25%, 10/5/17	90	90
1.38%, 1/10/18	500	503
1.55%, 7/13/18	90	91
2.00%, 10/24/18	400	408
2.10%, 1/17/19	100	102
1.70%, 2/19/19	660	668
2.13%, 7/18/19	100	103
4.50%, 6/17/20	300	335
1.90%, 4/8/21	300	305

		15,021

Banks - 0.9%
Bank of America N.A.,
6.00%, 10/15/36	250	319
Bank One Corp.,
7.75%, 7/15/25	54	70
BB&T Corp.,
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	80
2.05%, 6/19/18	100	102
2.25%, 2/1/19	100	102
2.45%, 1/15/20	450	463
Branch Banking & Trust Co.,
2.30%, 10/15/18	500	513

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Banks - 0.9% continued
2.85%, 4/1/21	$650	$683
3.63%, 9/16/25	250	269
3.80%, 10/30/26	250	275
Capital One N.A.,
1.50%, 3/22/18	250	249
2.40%, 9/5/19	250	253
Citizens Bank N.A.,
2.50%, 3/14/19	250	254
2.55%, 5/13/21	250	252
Comerica Bank,
2.50%, 6/2/20	500	515
Discover Bank,
2.00%, 2/21/18	500	502
2.60%, 11/13/18	250	254
3.20%, 8/9/21	250	254
Fifth Third Bancorp,
2.88%, 7/27/20	500	521
3.50%, 3/15/22	200	212
4.30%, 1/16/24	220	234
8.25%, 3/1/38	275	411
Fifth Third Bank,
2.25%, 6/14/21	200	203
2.88%, 10/1/21	250	258
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	326
7.00%, 1/15/39	350	443
HSBC USA, Inc.,
1.63%, 1/16/18	180	180
2.63%, 9/24/18	80	81
2.38%, 11/13/19	250	252
2.35%, 3/5/20	700	700
2.75%, 8/7/20	750	756
3.50%, 6/23/24	1,000	1,027
Huntington Bancshares, Inc.,
3.15%, 3/14/21	500	518
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	1,400	1,479
KeyBank N.A.,
2.50%, 12/15/19	250	256
2.25%, 3/16/20	1,000	1,014
3.30%, 6/1/25	250	264
KeyCorp,
2.30%, 12/13/18	250	254
5.10%, 3/24/21	25	28
Manufacturers & Traders Trust Co.,
1.40%, 7/25/17	250	250
6.63%, 12/4/17	250	267
1.45%, 3/7/18	500	501
MUFG Union Bank N.A.,
2.63%, 9/26/18	250	255
PNC Bank N.A.,
4.88%, 9/21/17	100	104
1.50%, 10/18/17	500	502
1.85%, 7/20/18	250	253
2.30%, 6/1/20	500	512
2.70%, 11/1/22	750	758
2.95%, 1/30/23	250	255
3.80%, 7/25/23	250	270
PNC Financial Services Group (The), Inc.,
2.85%, 11/9/22(2)	100	104
PNC Funding Corp.,
6.70%, 6/10/19	600	688
4.38%, 8/11/20	500	548
3.30%, 3/8/22	150	160
SunTrust Bank,
7.25%, 3/15/18	125	136
2.75%, 5/1/23	350	352
SunTrust Banks, Inc.,
2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	204
US Bancorp,
1.95%, 11/15/18	200	204
4.13%, 5/24/21	200	223
3.00%, 3/15/22	115	122
2.95%, 7/15/22	1,200	1,249
US Bank N.A.,
1.38%, 9/11/17	350	352
1.35%, 1/26/18	500	502
Wachovia Corp.,
5.75%, 2/1/18	600	642
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	314
6.60%, 1/15/38	300	412
Wells Fargo Capital X,
5.95%, 12/15/36	100	105

		25,145

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Biotechnology - 0.4%
Amgen, Inc.,
2.20%, 5/22/19	$750	$769
4.50%, 3/15/20	425	468
4.10%, 6/15/21	165	181
3.88%, 11/15/21	250	273
6.38%, 6/1/37	100	127
6.40%, 2/1/39	100	131
5.75%, 3/15/40	935	1,145
5.15%, 11/15/41	250	285
5.65%, 6/15/42	100	119
5.38%, 5/15/43	200	234
4.40%, 5/1/45	250	260
Biogen, Inc.,
2.90%, 9/15/20	200	208
4.05%, 9/15/25	95	102
5.20%, 9/15/45	100	113
Celgene Corp.,
2.13%, 8/15/18	85	86
2.30%, 8/15/18	35	36
2.25%, 5/15/19	165	168
3.63%, 5/15/24	1,000	1,042
3.88%, 8/15/25	265	283
5.25%, 8/15/43	85	96
5.00%, 8/15/45	250	275
Gilead Sciences, Inc.,
2.05%, 4/1/19	100	102
2.35%, 2/1/20	85	87
2.55%, 9/1/20	240	249
4.50%, 4/1/21	200	224
3.25%, 9/1/22	145	154
3.50%, 2/1/25	1,000	1,066
3.65%, 3/1/26	500	544
5.65%, 12/1/41	330	413
4.50%, 2/1/45	250	273
4.75%, 3/1/46	1,015	1,154

		10,667

Cable & Satellite - 0.2%
Comcast Corp.,
3.38%, 2/15/25	1,320	1,423
7.05%, 3/15/33	140	196
5.65%, 6/15/35	5	7
6.45%, 3/15/37	590	812
6.95%, 8/15/37	450	647
6.40%, 5/15/38	635	874
6.40%, 3/1/40	145	202
4.75%, 3/1/44	500	583
Time Warner Cable, Inc.,
8.75%, 2/14/19	300	350
6.55%, 5/1/37	145	169
7.30%, 7/1/38	705	883
6.75%, 6/15/39	130	153

		6,299

Chemicals - 0.4%
Air Products & Chemicals, Inc.,
1.20%, 10/15/17	250	251
3.00%, 11/3/21	300	320
2.75%, 2/3/23	250	258
Airgas, Inc.,
1.65%, 2/15/18	250	251
2.90%, 11/15/22	150	153
3.65%, 7/15/24	70	74
Cabot Corp.,
2.55%, 1/15/18	300	303
CF Industries, Inc.,
6.88%, 5/1/18	300	326
3.45%, 6/1/23	110	110
5.15%, 3/15/34	735	718
Dow Chemical (The) Co.,
4.25%, 11/15/20	155	169
4.13%, 11/15/21	200	219
3.00%, 11/15/22	100	103
7.38%, 11/1/29	100	134
4.25%, 10/1/34	150	155
9.40%, 5/15/39	300	469
5.25%, 11/15/41	400	444
4.38%, 11/15/42	500	511
E.I. du Pont de Nemours & Co.,
4.63%, 1/15/20	185	204
2.80%, 2/15/23	630	647
6.50%, 1/15/28	100	127
4.15%, 2/15/43	250	257
Eastman Chemical Co.,
2.70%, 1/15/20	120	123
4.80%, 9/1/42	200	207
4.65%, 10/15/44	100	102
Lubrizol Corp.,
6.50%, 10/1/34	50	67

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Chemicals - 0.4% continued
Monsanto Co.,
5.13%, 4/15/18	$240	$255
2.20%, 7/15/22	65	64
5.50%, 8/15/25	50	58
4.20%, 7/15/34	55	55
5.88%, 4/15/38	256	293
4.40%, 7/15/44	250	245
Mosaic (The) Co.,
5.45%, 11/15/33	250	277
4.88%, 11/15/41	100	101
PPG Industries, Inc.,
6.65%, 3/15/18	38	41
2.30%, 11/15/19	250	252
Praxair, Inc.,
1.05%, 11/7/17	85	85
1.25%, 11/7/18	150	150
4.50%, 8/15/19	400	441
4.05%, 3/15/21	100	111
2.45%, 2/15/22	250	260
2.20%, 8/15/22	150	154
3.55%, 11/7/42	125	124
Rohm & Haas Co.,
6.00%, 9/15/17	72	76
Sherwin-Williams (The) Co.,
1.35%, 12/15/17	100	100
4.55%, 8/1/45	30	32
Westlake Chemical Corp.,
3.60%, 7/15/22	65	67

		9,943

Commercial Finance - 0.1%
Air Lease Corp.,
3.38%, 1/15/19	65	66
3.75%, 2/1/22	125	128
4.25%, 9/15/24	350	354
GATX Corp.,
2.38%, 7/30/18	35	36
5.20%, 3/15/44	35	36
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	2,029

		2,649

Communications Equipment - 0.5%
Apple, Inc.,
2.10%, 5/6/19	700	720
2.25%, 2/23/21	310	319
2.70%, 5/13/22	1,280	1,337
2.85%, 2/23/23	340	357
2.40%, 5/3/23	2,365	2,409
3.45%, 5/6/24	1,740	1,891
3.25%, 2/23/26	1,030	1,093
3.85%, 5/4/43	230	231
4.45%, 5/6/44	250	273
3.45%, 2/9/45	250	235

CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	100	101
Cisco Systems, Inc.,
1.65%, 6/15/18	60	61
4.95%, 2/15/19	120	132
2.13%, 3/1/19	875	899
2.45%, 6/15/20	1,100	1,145
2.90%, 3/4/21	50	53
5.90%, 2/15/39	690	937
Juniper Networks, Inc.,
4.60%, 3/15/21	100	107
5.95%, 3/15/41	100	100
Motorola Solutions, Inc.,
3.50%, 3/1/23	470	454

		12,854

Construction Materials Manufacturing - 0.0%
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	108
Owens Corning,
4.20%, 12/15/22	190	202

		310

Consumer Finance - 0.4%
American Express Co.,
6.15%, 8/28/17	800	844
7.00%, 3/19/18	300	328
2.65%, 12/2/22	632	640
3.63%, 12/5/24	125	128
American Express Credit Corp.,
1.80%, 7/31/18	500	504
2.38%, 5/26/20	300	307
2.25%, 5/5/21	1,180	1,201
Capital One Bank USA N.A.,
2.25%, 2/13/19	300	304
2.30%, 6/5/19	300	304

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Consumer Finance - 0.4% continued
Capital One Financial Corp.,
2.45%, 4/24/19	$500	$508
4.75%, 7/15/21	131	146
3.75%, 4/24/24	1,000	1,043
Fidelity National Information Services, Inc.,
2.00%, 4/15/18	40	40
5.00%, 3/15/22	200	208
Fiserv, Inc.,
4.63%, 10/1/20	250	276
3.50%, 10/1/22	50	53
HSBC Finance Corp.,
6.68%, 1/15/21	500	560
Synchrony Financial,
2.70%, 2/3/20	250	251
Total System Services, Inc.,
2.38%, 6/1/18	200	201
Visa, Inc.,
2.20%, 12/14/20	500	516
2.80%, 12/14/22	1,250	1,319
3.15%, 12/14/25	1,250	1,336
Western Union (The) Co.,
6.20%, 6/21/40	120	124

		11,141

Consumer Products - 0.2%
Clorox (The) Co.,
5.95%, 10/15/17	25	27
3.05%, 9/15/22	250	261
Colgate-Palmolive Co.,
0.90%, 5/1/18	250	251
2.45%, 11/15/21	1,000	1,048
2.30%, 5/3/22	165	171
1.95%, 2/1/23	250	254
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	52
6.00%, 5/15/37	100	131
4.38%, 6/15/45	150	171
Kimberly-Clark Corp.,
6.13%, 8/1/17	50	53
6.25%, 7/15/18	150	166
2.15%, 8/15/20	150	155
2.40%, 3/1/22	50	52
6.63%, 8/1/37	350	518
3.70%, 6/1/43	100	108
Procter & Gamble (The) Co.,
4.70%, 2/15/19	200	219
1.90%, 11/1/19	100	103
1.85%, 2/2/21	190	195
2.30%, 2/6/22	215	224
3.10%, 8/15/23	250	271
5.80%, 8/15/34	100	138
5.55%, 3/5/37	50	69
Unilever Capital Corp.,
2.10%, 7/30/20	670	689
4.25%, 2/10/21	250	279
5.90%, 11/15/32	125	175

		5,780

Consumer Services - 0.0%
Ecolab, Inc.,
1.45%, 12/8/17	100	100
2.25%, 1/12/20	100	102
4.35%, 12/8/21	250	283
3.25%, 1/14/23	65	68
5.50%, 12/8/41	455	567

		1,120

Containers & Packaging - 0.1%
3M Co.,
1.38%, 8/7/18	350	353
5.70%, 3/15/37	350	470
International Paper Co.,
4.75%, 2/15/22	104	116
3.65%, 6/15/24	250	264
7.30%, 11/15/39	45	59
6.00%, 11/15/41	250	296
5.15%, 5/15/46	250	270
Packaging Corp. of America,
4.50%, 11/1/23	100	109
3.65%, 9/15/24	250	258
Sonoco Products Co.,
4.38%, 11/1/21	25	27
5.75%, 11/1/40	150	178
WestRock MWV LLC,
7.95%, 2/15/31	100	133
WestRock RKT Co.,
3.50%, 3/1/20	150	155

		2,688

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Department Stores - 0.1%
Kohl’s Corp.,
4.00%, 11/1/21	$85	$89
3.25%, 2/1/23	100	100
4.75%, 12/15/23	250	266
Macy’s Retail Holdings, Inc.,
3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	143
6.90%, 4/1/29	305	335
6.90%, 1/15/32	250	267
4.50%, 12/15/34	100	89
5.13%, 1/15/42	40	36
Nordstrom, Inc.,
6.25%, 1/15/18	325	348
4.00%, 10/15/21	150	160
7.00%, 1/15/38	50	59

		1,923

Design, Manufacturing & Distribution - 0.0%
Arrow Electronics, Inc.,
3.00%, 3/1/18	85	86

Diversified Banks - 1.8%
Bank of America Corp.,
1.70%, 8/25/17	1,000	1,004
6.40%, 8/28/17	200	211
6.00%, 9/1/17	250	263
5.75%, 12/1/17	865	916
2.00%, 1/11/18	1,155	1,162
6.88%, 4/25/18	505	551
5.65%, 5/1/18	450	482
6.88%, 11/15/18	275	306
2.60%, 1/15/19	300	307
2.65%, 4/1/19	850	871
7.63%, 6/1/19	1,040	1,204
2.25%, 4/21/20	1,000	1,006
5.00%, 5/13/21	400	448
5.70%, 1/24/22	1,000	1,158
4.10%, 7/24/23	100	107
4.00%, 4/1/24	165	176
4.20%, 8/26/24	1,500	1,551
4.00%, 1/22/25	500	510
3.95%, 4/21/25	1,000	1,018
4.45%, 3/3/26	500	523
3.50%, 4/19/26	300	310
4.25%, 10/22/26	100	104
6.11%, 1/29/37	150	178
7.75%, 5/14/38	275	387
5.88%, 2/7/42	250	316
5.00%, 1/21/44	600	694
4.88%, 4/1/44	595	678
Citigroup, Inc.,
6.00%, 8/15/17	100	105
1.85%, 11/24/17	600	603
1.70%, 4/27/18	210	210
1.75%, 5/1/18	150	151
2.55%, 4/8/19	65	67
2.50%, 7/29/19	250	255
2.40%, 2/18/20	710	717
2.70%, 3/30/21	575	585
4.50%, 1/14/22	735	812
4.05%, 7/30/22	90	95
3.38%, 3/1/23	150	155
3.50%, 5/15/23	190	194
3.88%, 10/25/23	200	215
4.00%, 8/5/24	150	154
3.88%, 3/26/25	750	758
3.70%, 1/12/26	500	526
4.60%, 3/9/26	205	217
4.30%, 11/20/26	325	335
6.63%, 6/15/32	100	122
6.00%, 10/31/33	350	408
6.13%, 8/25/36	125	149
8.13%, 7/15/39	1,180	1,840
5.88%, 1/30/42	30	38
5.30%, 5/6/44	50	54
4.75%, 5/18/46	1,530	1,535
JPMorgan Chase & Co.,
2.00%, 8/15/17	125	126
6.00%, 1/15/18	1,610	1,722
1.80%, 1/25/18	1,000	1,008
1.63%, 5/15/18	200	201
2.35%, 1/28/19	1,750	1,793
6.30%, 4/23/19	500	562
2.25%, 1/23/20	1,000	1,014
4.95%, 3/25/20	375	414
2.75%, 6/23/20	200	206
4.40%, 7/22/20	300	327
4.63%, 5/10/21	250	278
4.35%, 8/15/21	615	677
3.25%, 9/23/22	210	220

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Diversified Banks - 1.8% continued
3.63%, 5/13/24	$250	$265
3.88%, 9/10/24	1,250	1,294
3.90%, 7/15/25	255	275
3.20%, 6/15/26	500	514
6.40%, 5/15/38	554	759
5.60%, 7/15/41	405	514
5.40%, 1/6/42	100	124
5.63%, 8/16/43	150	175
4.85%, 2/1/44	500	600
4.95%, 6/1/45	1,000	1,098
Wells Fargo & Co.,
1.40%, 9/8/17	1,000	1,003
5.63%, 12/11/17	445	473
2.15%, 1/15/19	135	138
2.60%, 7/22/20	675	694
3.00%, 1/22/21	100	104
4.60%, 4/1/21	500	559
3.50%, 3/8/22	1,000	1,073
3.45%, 2/13/23	125	129
4.13%, 8/15/23	200	215
3.30%, 9/9/24	1,500	1,573
3.00%, 2/19/25	250	256
3.00%, 4/22/26	1,950	1,988
4.30%, 7/22/27	110	119
5.38%, 2/7/35	425	518
4.65%, 11/4/44	375	395
3.90%, 5/1/45	950	997
4.40%, 6/14/46	850	866

		52,007

Educational Services - 0.0%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	220
California Institute of Technology,
4.70%, 11/1/11(3)	110	121
George Washington University (The),
3.49%, 9/15/22	50	54
Johns Hopkins University,
4.08%, 7/1/53	100	111
Massachusetts Institute of Technology,
5.60%, 7/1/11(3)	190	270
4.68%, 7/1/14(4)	15	18
Northwestern University,
4.64%, 12/1/44	50	63
Princeton University,
4.95%, 3/1/19	100	110
Trustees of Dartmouth College,
4.75%, 6/1/19	102	113
University of Pennsylvania,
4.67%, 9/1/12(5)	100	114

		1,194

Electrical Equipment Manufacturing - 0.6%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	284
Amphenol Corp.,
3.13%, 9/15/21	100	103
Emerson Electric Co.,
5.38%, 10/15/17	100	105
5.25%, 10/15/18	325	356
5.00%, 4/15/19	1,000	1,101
2.63%, 12/1/21	225	237
2.63%, 2/15/23	85	88
6.00%, 8/15/32	25	33
6.13%, 4/15/39	50	69
General Electric Co.,
5.63%, 9/15/17	1,175	1,242
1.60%, 11/20/17	135	136
1.63%, 4/2/18	250	254
5.63%, 5/1/18	2,575	2,792
2.10%, 12/11/19	125	129
4.38%, 9/16/20	115	128
4.63%, 1/7/21	1,400	1,588
3.15%, 9/7/22	750	805
2.70%, 10/9/22	1,080	1,133
3.10%, 1/9/23	500	534
3.45%, 5/15/24	1,850	2,014
6.75%, 3/15/32	150	211
6.15%, 8/7/37	150	209
5.88%, 1/14/38	800	1,082
6.88%, 1/10/39	550	830
4.50%, 3/11/44	650	750
Honeywell International, Inc.,
4.25%, 3/1/21	794	891
3.35%, 12/1/23	290	316
5.70%, 3/15/37	125	166
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	204

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Electrical Equipment Manufacturing - 0.6% continued
Roper Technologies, Inc.,
1.85%, 11/15/17	$160	$161
2.05%, 10/1/18	120	121
3.00%, 12/15/20	125	129

		18,201

Entertainment Content - 0.5%
CBS Corp.,
4.63%, 5/15/18	25	26
2.30%, 8/15/19	200	203
5.75%, 4/15/20	585	669
3.70%, 8/15/24	825	862
5.50%, 5/15/33	235	261
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 7/23/20	410	429
4.46%, 7/23/22(6)	2,385	2,563
4.91%, 7/23/25	500	547
Scripps Networks Interactive, Inc.,
2.75%, 11/15/19	200	204
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	352
Time Warner, Inc.,
2.10%, 6/1/19	75	76
4.88%, 3/15/20	30	33
4.75%, 3/29/21	5	6
4.00%, 1/15/22	470	507
3.40%, 6/15/22	50	53
3.88%, 1/15/26	65	70
2.95%, 7/15/26	500	504
6.50%, 11/15/36	850	1,078
6.20%, 3/15/40	55	68
6.10%, 7/15/40	200	244
5.38%, 10/15/41	500	575
Viacom, Inc.,
6.13%, 10/5/17	125	132
2.20%, 4/1/19	80	80
3.25%, 3/15/23	310	305
3.88%, 4/1/24	395	401
6.88%, 4/30/36	600	659
4.50%, 2/27/42	300	249
Walt Disney (The) Co.,
1.10%, 12/1/17	25	25
5.50%, 3/15/19	400	448
1.85%, 5/30/19	40	41
3.75%, 6/1/21	510	565
2.55%, 2/15/22	295	310
4.13%, 12/1/41	105	120
3.70%, 12/1/42	130	139

		12,804

Exploration & Production - 0.3%
Anadarko Petroleum Corp.,
6.95%, 6/15/19	500	554
7.95%, 6/15/39	45	55
6.20%, 3/15/40	15	17
4.50%, 7/15/44	500	459
Apache Corp.,
3.25%, 4/15/22	180	184
6.00%, 1/15/37	360	411
5.10%, 9/1/40	250	260
5.25%, 2/1/42	260	270
ConocoPhillips,
6.65%, 7/15/18	100	109
5.75%, 2/1/19	209	230
5.90%, 10/15/32	270	314
Devon Energy Corp.,
6.30%, 1/15/19	305	330
4.00%, 7/15/21	200	202
3.25%, 5/15/22	530	514
7.95%, 4/15/32	165	189
Devon Financing Co. LLC,
7.88%, 9/30/31	345	401
EOG Resources, Inc.,
5.63%, 6/1/19	215	238
4.10%, 2/1/21	729	793
2.63%, 3/15/23	150	149
EQT Corp.,
4.88%, 11/15/21	325	346
Hess Corp.,
7.13%, 3/15/33	690	772
Kerr-McGee Corp.,
7.88%, 9/15/31	70	83
Marathon Oil Corp.,
2.80%, 11/1/22	560	508
6.80%, 3/15/32	175	178
Noble Energy, Inc.,
5.63%, 5/1/21	114	119

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Exploration & Production - 0.3% continued
Occidental Petroleum Corp.,
4.10%, 2/1/21	$750	$821
3.13%, 2/15/22	150	157
Pioneer Natural Resources Co.,
6.88%, 5/1/18	100	108
3.95%, 7/15/22	85	89
7.20%, 1/15/28	100	123
Tosco Corp.,
8.13%, 2/15/30	245	327

		9,310

Financial Services - 1.5%
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	87
5.30%, 3/15/20	95	106
4.00%, 10/15/23	250	271
3.70%, 10/15/24	500	533
Bank of New York Mellon (The) Corp.,
5.50%, 12/1/17	100	106
1.30%, 1/25/18	500	502
1.35%, 3/6/18	150	151
2.20%, 5/15/19	65	67
5.45%, 5/15/19	75	83
2.15%, 2/24/20	855	872
3.55%, 9/23/21	1,455	1,575
Bear Stearns (The) Cos. LLC,
6.40%, 10/2/17	150	159
7.25%, 2/1/18	535	583
BlackRock, Inc.,
5.00%, 12/10/19	250	280
4.25%, 5/24/21	280	314
3.38%, 6/1/22	250	272
3.50%, 3/18/24	250	271
Charles Schwab (The) Corp.,
1.50%, 3/10/18	300	303
2.20%, 7/25/18	35	36
4.45%, 7/22/20	250	277
3.00%, 3/10/25	335	350
CME Group, Inc.,
5.30%, 9/15/43	125	160
Goldman Sachs Group (The), Inc.,
5.95%, 1/18/18	1,435	1,529
6.15%, 4/1/18	815	878
2.63%, 1/31/19	1,180	1,208
2.55%, 10/23/19	400	409
5.38%, 3/15/20	1,295	1,440
2.60%, 4/23/20	250	254
2.75%, 9/15/20	75	77
2.63%, 4/25/21	175	177
5.25%, 7/27/21	1,540	1,738
5.75%, 1/24/22	750	871
3.63%, 1/22/23	1,000	1,049
4.00%, 3/3/24	250	267
3.85%, 7/8/24	500	530
3.75%, 5/22/25	2,115	2,209
3.75%, 2/25/26	190	200
5.95%, 1/15/27	150	173
6.75%, 10/1/37	1,165	1,437
6.25%, 2/1/41	300	388
4.80%, 7/8/44	100	111
4.75%, 10/21/45	500	551
Jefferies Group LLC,
8.50%, 7/15/19	50	57
5.13%, 1/20/23	315	331
Legg Mason, Inc.,
2.70%, 7/15/19	65	67
Morgan Stanley,
6.25%, 8/28/17	350	369
5.95%, 12/28/17	175	186
6.63%, 4/1/18	1,435	1,555
2.50%, 1/24/19	750	765
7.30%, 5/13/19	645	741
5.63%, 9/23/19	475	527
2.65%, 1/27/20	600	610
2.80%, 6/16/20	190	195
5.75%, 1/25/21	1,000	1,140
2.50%, 4/21/21	510	515
5.50%, 7/28/21	1,088	1,242
4.88%, 11/1/22	450	493
4.10%, 5/22/23	800	829
3.88%, 4/29/24	1,410	1,509
3.70%, 10/23/24	500	523
4.00%, 7/23/25	1,215	1,301
6.25%, 8/9/26	100	126
3.95%, 4/23/27	490	496
6.38%, 7/24/42	300	406
4.30%, 1/27/45	575	605

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Financial Services - 1.5% continued
MUFG Americas Holdings Corp.,
2.25%, 2/10/20	$170	$171
3.50%, 6/18/22	150	159
Nasdaq, Inc.,
3.85%, 6/30/26	1,060	1,077
National Rural Utilities Cooperative Finance Corp.,
2.15%, 2/1/19	165	169
2.30%, 11/15/19	500	515
2.00%, 1/27/20	50	51
3.05%, 2/15/22	35	37
2.85%, 1/27/25	1,000	1,046
8.00%, 3/1/32	50	75
State Street Corp.,
3.10%, 5/15/23	225	233
3.70%, 11/20/23	550	606
3.30%, 12/16/24	120	128
2.65%, 5/19/26	450	459
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	83

		42,251

Food & Beverage - 1.1%
Anheuser-Busch Cos. LLC,
5.50%, 1/15/18	375	400
5.95%, 1/15/33	100	124
5.75%, 4/1/36	100	123
6.45%, 9/1/37	50	67
Anheuser-Busch InBev Finance, Inc.,
1.25%, 1/17/18	360	360
2.15%, 2/1/19	500	511
3.30%, 2/1/23	500	527
3.65%, 2/1/26	780	836
4.70%, 2/1/36	1,700	1,910
4.00%, 1/17/43	150	154
4.63%, 2/1/44	250	281
4.90%, 2/1/46	1,910	2,238
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	500	501
5.38%, 1/15/20	450	505
2.50%, 7/15/22	60	61
8.20%, 1/15/39	750	1,195
3.75%, 7/15/42	65	65
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	141	151
4.48%, 3/1/21	34	38
4.02%, 4/16/43	56	60
Beam Suntory, Inc.,
1.75%, 6/15/18	250	252
Brown-Forman Corp.,
1.00%, 1/15/18	65	65
3.75%, 1/15/43	50	51
4.50%, 7/15/45	200	229
Campbell Soup Co.,
4.25%, 4/15/21	500	549
2.50%, 8/2/22	205	208
3.80%, 8/2/42	40	40
Coca-Cola (The) Co.,
1.65%, 3/14/18	125	127
1.15%, 4/1/18	250	252
2.45%, 11/1/20	500	521
3.15%, 11/15/20	260	280
3.30%, 9/1/21	250	271
2.50%, 4/1/23	355	369
3.20%, 11/1/23	100	108
2.55%, 6/1/26	770	793
ConAgra Foods, Inc.,
7.00%, 4/15/19	101	114
3.25%, 9/15/22	55	57
3.20%, 1/25/23	118	122
7.00%, 10/1/28	200	250
Dr. Pepper Snapple Group, Inc.,
2.60%, 1/15/19	80	82
2.00%, 1/15/20	90	90
General Mills, Inc.,
2.20%, 10/21/19	300	307
3.15%, 12/15/21	500	533
3.65%, 2/15/24	75	82
5.40%, 6/15/40	70	87
Ingredion, Inc.,
1.80%, 9/25/17	155	156
JM Smucker (The) Co.,
3.50%, 3/15/25	500	540
4.38%, 3/15/45	250	272
Kellogg Co.,
3.25%, 5/21/18	130	135
2.75%, 3/1/23	350	357
4.50%, 4/1/46	500	535

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Food & Beverage - 1.1% continued
Kraft Heinz Foods Co.,
2.80%, 7/2/20	$370	$384
3.50%, 6/6/22	880	936
3.95%, 7/15/25	140	152
3.00%, 6/1/26	130	131
5.00%, 7/15/35	500	573
5.00%, 6/4/42	205	236
5.20%, 7/15/45(6)	670	793
4.38%, 6/1/46	125	132
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	276
5.90%, 11/1/39	451	547
Molson Coors Brewing Co.,
2.10%, 7/15/21	245	246
5.00%, 5/1/42	1,075	1,205
Mondelez International, Inc.,
2.25%, 2/1/19	250	255
5.38%, 2/10/20	1,200	1,357
PepsiCo, Inc.,
5.00%, 6/1/18	650	700
2.25%, 1/7/19	500	514
4.50%, 1/15/20	300	333
2.15%, 10/14/20	285	293
3.00%, 8/25/21	770	819
2.75%, 3/5/22	385	403
2.75%, 4/30/25	500	517
3.50%, 7/17/25	100	109
2.85%, 2/24/26	115	120
4.88%, 11/1/40	265	316
4.00%, 3/5/42	50	54
3.60%, 8/13/42	50	51
4.25%, 10/22/44	70	78
4.60%, 7/17/45	130	154
Tyson Foods, Inc.,
2.65%, 8/15/19	290	298
4.50%, 6/15/22	300	334
4.88%, 8/15/34	100	112

		30,369

Forest & Paper Products Manufacturing - 0.1%
Domtar Corp.,
6.75%, 2/15/44	100	110
Georgia-Pacific LLC,
8.00%, 1/15/24	500	668
7.75%, 11/15/29	500	724

		1,502

Hardware - 0.2%
Corning, Inc.,
4.25%, 8/15/20	250	270
5.75%, 8/15/40	170	202
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
4.42%, 6/15/21(6)	1,215	1,251
5.45%, 6/15/23	450	467
8.10%, 7/15/36	500	539
8.35%, 7/15/46	440	473
EMC Corp.,
1.88%, 6/1/18	35	34
2.65%, 6/1/20	540	515
3.38%, 6/1/23	300	273
HP, Inc.,
4.38%, 9/15/21	540	582
4.65%, 12/9/21	225	243
6.00%, 9/15/41	275	264
NetApp, Inc.,
3.25%, 12/15/22	150	151
Pitney Bowes, Inc.,
4.63%, 3/15/24	150	158

		5,422

Health Care Facilities & Services - 0.2%
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	142
4.25%, 3/1/45	60	63
Cardinal Health, Inc.,
1.70%, 3/15/18	25	25
4.63%, 12/15/20	250	279
3.20%, 6/15/22	150	159
3.75%, 9/15/25	250	272
4.60%, 3/15/43	35	37
4.50%, 11/15/44	175	183
Catholic Health Initiatives,
1.60%, 11/1/17	85	85
Express Scripts Holding Co.,
4.75%, 11/15/21	500	561
4.50%, 2/25/26	130	143
6.13%, 11/15/41	100	119
4.80%, 7/15/46	250	250

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Health Care Facilities & Services - 0.2% continued
Express Scripts, Inc.,
7.25%, 6/15/19	$440	$507
Laboratory Corp. of America Holdings,
2.50%, 11/1/18	385	391
2.63%, 2/1/20	1,175	1,200
4.70%, 2/1/45	300	320
McKesson Corp.,
1.40%, 3/15/18	80	80
2.70%, 12/15/22	120	121
3.80%, 3/15/24	160	173
6.00%, 3/1/41	250	316
4.88%, 3/15/44	355	405
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	328
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	111
Quest Diagnostics, Inc.,
4.75%, 1/30/20	340	373
2.50%, 3/30/20	130	131
3.45%, 6/1/26	115	119
5.75%, 1/30/40	28	32

		6,925

Home & Office Products Manufacturing - 0.1%
Newell Brands, Inc.,
2.60%, 3/29/19	230	236
2.88%, 12/1/19	125	129
3.85%, 4/1/23	1,000	1,061
4.20%, 4/1/26	100	108
5.50%, 4/1/46	250	297

		1,831

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	283
2.90%, 11/1/22	65	69
Whirlpool Corp.,
1.65%, 11/1/17	100	101
4.85%, 6/15/21	100	112
4.70%, 6/1/22	100	112
3.70%, 3/1/23	100	106
4.50%, 6/1/46	90	94

		877

Industrial Other - 0.0%
Fluor Corp.,
3.50%, 12/15/24	450	481

Integrated Oils - 0.3%
Chevron Corp.,
1.56%, 5/16/19	1,000	1,011
2.19%, 11/15/19	805	828
2.43%, 6/24/20	500	516
2.42%, 11/17/20	1,000	1,031
2.36%, 12/5/22	445	452
3.19%, 6/24/23	210	223
3.33%, 11/17/25	415	443
ConocoPhillips Co.,
1.05%, 12/15/17	6	6
2.40%, 12/15/22	1,835	1,814
Exxon Mobil Corp.,
1.91%, 3/6/20	1,070	1,090
2.73%, 3/1/23	105	110
2.71%, 3/6/25	500	522
3.57%, 3/6/45	590	611

		8,657

Internet Media - 0.0%
Alphabet, Inc.,
3.63%, 5/19/21	250	276

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	36
6.35%, 3/15/40	250	304
Mattel, Inc.,
1.70%, 3/15/18	35	35
2.35%, 5/6/19	150	152
6.20%, 10/1/40	50	58

		585

Life Insurance - 0.3%
Aflac, Inc.,
6.90%, 12/17/39	80	113
6.45%, 8/15/40	55	73
Lincoln National Corp.,
4.85%, 6/24/21	100	111
4.00%, 9/1/23	275	286
6.15%, 4/7/36	150	176
6.30%, 10/9/37	100	118
MetLife, Inc.,
3.05%, 12/15/22	965	990

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Life Insurance - 0.3% continued
4.37%, 9/15/23	$150	$166
6.38%, 6/15/34	485	626
5.70%, 6/15/35	350	423
6.40%, 12/15/36	150	160
4.05%, 3/1/45	500	492
Primerica, Inc.,
4.75%, 7/15/22	100	110
Principal Financial Group, Inc.,
1.85%, 11/15/17	65	65
6.05%, 10/15/36	60	75
4.63%, 9/15/42	40	42
Protective Life Corp.,
7.38%, 10/15/19	300	348
8.45%, 10/15/39	425	595
Prudential Financial, Inc.,
2.30%, 8/15/18	140	143
2.35%, 8/15/19	200	204
5.38%, 6/21/20	175	197
4.50%, 11/15/20	270	298
3.50%, 5/15/24	85	88
5.75%, 7/15/33	50	59
5.70%, 12/14/36	200	239
6.63%, 12/1/37	200	258
8.88%, 6/15/38(1)	450	495
5.63%, 5/12/41	260	307
5.63%, 6/15/43(1)	200	209
5.20%, 3/15/44(1)	65	64
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	609
Torchmark Corp.,
3.80%, 9/15/22	420	434

		8,573

Machinery Manufacturing - 0.5%
Caterpillar Financial Services Corp.,
5.85%, 9/1/17	592	624
1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	323
3.75%, 11/24/23	1,000	1,106
Caterpillar, Inc.,
3.90%, 5/27/21	500	550
3.40%, 5/15/24	1,000	1,075
5.20%, 5/27/41	450	542
3.80%, 8/15/42	102	104
4.30%, 5/15/44	150	165
Deere & Co.,
2.60%, 6/8/22	125	128
5.38%, 10/16/29	250	319
8.10%, 5/15/30	100	151
Dover Corp.,
4.30%, 3/1/21	310	343
Eaton Corp.,
1.50%, 11/2/17	215	216
2.75%, 11/2/22	1,000	1,025
IDEX Corp.,
4.20%, 12/15/21	200	215
Illinois Tool Works, Inc.,
1.95%, 3/1/19	130	133
3.38%, 9/15/21	250	270
3.50%, 3/1/24	250	273
3.90%, 9/1/42	200	215
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,665
John Deere Capital Corp.,
1.20%, 10/10/17	250	251
1.30%, 3/12/18	250	251
1.60%, 7/13/18	215	217
5.75%, 9/10/18	200	221
1.70%, 1/15/20	150	151
2.05%, 3/10/20	1,250	1,277
2.45%, 9/11/20	100	103
3.15%, 10/15/21	250	268
2.80%, 1/27/23	150	157
Kennametal, Inc.,
2.65%, 11/1/19	100	101
Parker-Hannifin Corp.,
3.30%, 11/21/24	215	232
4.20%, 11/21/34	200	225
4.45%, 11/21/44	500	589

		13,525

Managed Care - 0.3%
Aetna, Inc.,
1.50%, 11/15/17	100	100
4.13%, 6/1/21	250	273
2.40%, 6/15/21	290	296
2.75%, 11/15/22	400	408
2.80%, 6/15/23	300	306
4.25%, 6/15/36	290	299
6.63%, 6/15/36	40	53

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Managed Care - 0.3% continued
6.75%, 12/15/37	$150	$203
4.50%, 5/15/42	100	106
Anthem, Inc.,
1.88%, 1/15/18	205	206
2.30%, 7/15/18	165	167
3.30%, 1/15/23	430	444
3.50%, 8/15/24	160	166
5.95%, 12/15/34	50	61
4.63%, 5/15/42	525	551
Cigna Corp.,
3.25%, 4/15/25	330	335
6.15%, 11/15/36	45	56
5.38%, 2/15/42	310	367
Humana, Inc.,
2.63%, 10/1/19	100	103
3.85%, 10/1/24	85	91
8.15%, 6/15/38	280	406
UnitedHealth Group, Inc.,
1.40%, 10/15/17	85	85
1.63%, 3/15/19	210	212
4.70%, 2/15/21	300	339
2.88%, 3/15/22	1,300	1,358
3.75%, 7/15/25	430	472
5.80%, 3/15/36	250	328
6.63%, 11/15/37	640	905
6.88%, 2/15/38	170	248

		8,944

Mass Merchants - 0.3%
Costco Wholesale Corp.,
1.13%, 12/15/17	400	402
Target Corp.,
2.30%, 6/26/19	1,000	1,034
3.88%, 7/15/20	195	213
2.90%, 1/15/22	515	547
3.63%, 4/15/46	500	511
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	350	352
3.63%, 7/8/20	200	219
4.25%, 4/15/21	600	680
3.30%, 4/22/24	625	685
5.88%, 4/5/27	250	329
5.25%, 9/1/35	175	230
6.50%, 8/15/37	750	1,087
6.20%, 4/15/38	275	389
5.63%, 4/1/40	555	747
4.88%, 7/8/40	90	110
5.00%, 10/25/40	350	438
5.63%, 4/15/41	375	505
4.00%, 4/11/43	170	189
4.75%, 10/2/43	100	123
4.30%, 4/22/44	250	292

		9,082

Medical Equipment & Devices Manufacturing - 0.5%
Abbott Laboratories,
2.95%, 3/15/25	1,000	1,020
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	232
3.88%, 7/15/23	250	265
Becton Dickinson and Co.,
6.38%, 8/1/19	125	142
2.68%, 12/15/19	429	441
3.25%, 11/12/20	430	452
3.13%, 11/8/21	150	157
3.30%, 3/1/23	130	137
3.88%, 5/15/24	500	544
6.00%, 5/15/39	290	371
4.69%, 12/15/44	55	62
Boston Scientific Corp.,
2.65%, 10/1/18	80	82
2.85%, 5/15/20	130	135
3.85%, 5/15/25	250	264
7.38%, 1/15/40	100	133
C.R. Bard, Inc.,
1.38%, 1/15/18	160	161
3.00%, 5/15/26	660	676
Danaher Corp.,
5.63%, 1/15/18	200	215
3.90%, 6/23/21	250	275
Life Technologies Corp.,
6.00%, 3/1/20	500	564
Medtronic, Inc.,
1.50%, 3/15/18	280	282
2.50%, 3/15/20	1,000	1,037
4.13%, 3/15/21	500	552
3.13%, 3/15/22	150	159
3.50%, 3/15/25	750	818

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Medical Equipment & Devices Manufacturing - 0.5% continued
4.38%, 3/15/35	$1,275	$1,442
6.50%, 3/15/39	100	140
5.55%, 3/15/40	200	252
4.50%, 3/15/42	100	113
4.63%, 3/15/44	100	117
4.63%, 3/15/45	500	588
St. Jude Medical, Inc.,
3.25%, 4/15/23	140	144
4.75%, 4/15/43	150	160
Stryker Corp.,
4.10%, 4/1/43	50	51
4.38%, 5/15/44	200	214
4.63%, 3/15/46	750	843
Thermo Fisher Scientific, Inc.,
1.85%, 1/15/18	115	116
3.60%, 8/15/21	250	265
3.30%, 2/15/22	320	332
4.15%, 2/1/24	100	109
Zimmer Biomet Holdings, Inc.,
2.70%, 4/1/20	120	121
3.38%, 11/30/21	250	261
3.15%, 4/1/22	500	512
3.55%, 4/1/25	120	124
5.75%, 11/30/39	100	119
4.45%, 8/15/45	225	229

		15,428

Metals & Mining - 0.1%
Barrick North America Finance LLC,
4.40%, 5/30/21	326	351
7.50%, 9/15/38	100	114
Newmont Mining Corp.,
3.50%, 3/15/22	585	608
5.88%, 4/1/35	100	105
4.88%, 3/15/42	150	148
Nucor Corp.,
5.85%, 6/1/18	200	215
4.00%, 8/1/23	250	267
6.40%, 12/1/37	150	183
5.20%, 8/1/43	125	135
Southern Copper Corp.,
3.88%, 4/23/25	100	99
7.50%, 7/27/35	300	331
6.75%, 4/16/40	90	93
5.88%, 4/23/45	500	471

		3,120

Oil & Gas Services & Equipment - 0.1%
Baker Hughes, Inc.,
3.20%, 8/15/21	100	105
5.13%, 9/15/40	210	237
Halliburton Co.,
3.25%, 11/15/21	200	208
4.85%, 11/15/35	75	81
7.45%, 9/15/39	840	1,163
Nabors Industries, Inc.,
4.63%, 9/15/21	545	500

		2,294

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.75%, 11/6/17	265	267
2.50%, 5/14/20	440	450
2.30%, 5/14/21	800	810
2.90%, 11/6/22	1,000	1,020
3.60%, 5/14/25	225	236
4.40%, 11/6/42	415	423
4.70%, 5/14/45	840	888
Actavis, Inc.,
1.88%, 10/1/17	20	20
3.25%, 10/1/22	1,000	1,022
Allergan, Inc.,
1.35%, 3/15/18	100	99
Baxalta, Inc.,
2.88%, 6/23/20	370	376
5.25%, 6/23/45	625	678
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	500	509
2.00%, 8/1/22	600	609
Eli Lilly & Co.,
1.25%, 3/1/18	165	166
1.95%, 3/15/19	35	36
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	800	868
5.38%, 4/15/34	150	190
6.38%, 5/15/38	530	758
4.20%, 3/18/43	20	23
Johnson & Johnson,
5.55%, 8/15/17	350	369

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Pharmaceuticals - 0.7% continued
1.88%, 12/5/19	$300	$309
1.65%, 3/1/21	185	188
3.55%, 5/15/21	250	278
2.45%, 3/1/26	500	517
6.95%, 9/1/29	100	151
4.38%, 12/5/33	250	301
5.95%, 8/15/37	100	148
4.85%, 5/15/41	400	522
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	1,030
2.80%, 5/18/23	300	315
2.75%, 2/10/25	500	523
3.60%, 9/15/42	25	26
4.15%, 5/18/43	60	67
Merck Sharp & Dohme Corp.,
5.00%, 6/30/19	725	805
5.85%, 6/30/39	575	759
Mylan, Inc.,
5.40%, 11/29/43	85	90
Novartis Capital Corp.,
4.40%, 4/24/20	185	206
2.40%, 9/21/22	40	42
3.40%, 5/6/24	250	273
4.40%, 5/6/44	250	301
Pfizer, Inc.,
6.20%, 3/15/19	500	565
1.95%, 6/3/21	1,000	1,014
3.40%, 5/15/24	150	164
7.20%, 3/15/39	700	1,065
Pharmacia LLC,
6.60%, 12/1/28	125	172
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	54
Wyeth LLC,
5.95%, 4/1/37	725	965
Zoetis, Inc.,
1.88%, 2/1/18	40	40
3.25%, 2/1/23	500	510
4.70%, 2/1/43	40	40

		21,257

Pipeline - 0.7%
Buckeye Partners L.P.,
4.88%, 2/1/21	85	89
5.60%, 10/15/44	500	475
El Paso Natural Gas Co. LLC,
8.38%, 6/15/32	471	551
Enable Midstream Partners L.P.,
2.40%, 5/15/19	250	235
3.90%, 5/15/24	200	178
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	90	94
4.20%, 9/15/21	255	262
7.50%, 4/15/38	50	59
Energy Transfer Partners L.P.,
6.63%, 10/15/36	1,010	1,058
7.50%, 7/1/38	200	221
Enterprise Products Operating LLC,
6.30%, 9/15/17	110	116
2.55%, 10/15/19	100	103
5.25%, 1/31/20	1,000	1,111
3.35%, 3/15/23	365	375
3.90%, 2/15/24	1,495	1,582
3.70%, 2/15/26	105	109
3.95%, 2/15/27	500	530
6.88%, 3/1/33	50	61
7.55%, 4/15/38	485	632
6.45%, 9/1/40	30	36
5.95%, 2/1/41	40	47
Kinder Morgan Energy Partners L.P.,
6.85%, 2/15/20	70	78
6.50%, 4/1/20	165	182
5.00%, 10/1/21	885	937
4.15%, 3/1/22	175	177
3.50%, 9/1/23	715	698
7.40%, 3/15/31	380	415
7.30%, 8/15/33	125	136
6.55%, 9/15/40	85	89
6.38%, 3/1/41	145	151
5.63%, 9/1/41	335	321
5.00%, 8/15/42	95	90
5.40%, 9/1/44	250	247
Kinder Morgan, Inc.,
6.50%, 9/15/20	255	281
7.80%, 8/1/31	260	292
7.75%, 1/15/32	55	62
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	216

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Pipeline - 0.7% continued
5.15%, 10/15/43	$20	$21
4.20%, 3/15/45	30	27
ONEOK Partners L.P.,
2.00%, 10/1/17	75	75
3.38%, 10/1/22	110	108
6.20%, 9/15/43	100	106
Panhandle Eastern Pipe Line Co. L.P.,
6.20%, 11/1/17	100	104
Plains All American Pipeline L.P./PAA Finance Corp.,
3.65%, 6/1/22	560	549
3.85%, 10/15/23	250	242
4.65%, 10/15/25	545	550
5.15%, 6/1/42	255	227
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	860	889
5.00%, 10/1/22	795	816
5.50%, 4/15/23	155	156
Southern Union Co.,
8.25%, 11/15/29	25	28
Spectra Energy Capital LLC,
6.20%, 4/15/18	350	372
8.00%, 10/1/19	1,000	1,148
3.30%, 3/15/23	200	192
7.50%, 9/15/38	50	57
Spectra Energy Partners L.P.,
2.95%, 9/25/18	55	56
5.95%, 9/25/43	100	118
4.50%, 3/15/45	215	214
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	172
4.25%, 4/1/24	200	202
5.30%, 4/1/44	100	98
Tennessee Gas Pipeline Co. LLC,
7.00%, 10/15/28	100	107
Transcontinental Gas Pipe Line Co. LLC,
5.40%, 8/15/41	130	128
Williams Partners L.P.,
6.30%, 4/15/40	875	830
5.80%, 11/15/43	200	186
Williams Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	155	159
4.88%, 3/15/24	325	312

		20,545

Power Generation - 0.1%
Consumers Energy Co.,
6.13%, 3/15/19	200	227
2.85%, 5/15/22	545	567
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	211
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	249
4.25%, 6/15/22	250	267
System Energy Resources, Inc.,
4.10%, 4/1/23	160	169
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	121

		1,811

Property & Casualty Insurance - 0.4%
Alleghany Corp.,
4.95%, 6/27/22	55	61
Allstate (The) Corp.,
5.55%, 5/9/35	50	63
6.13%, 5/15/37(1)	100	87
5.20%, 1/15/42	225	266
6.50%, 5/15/57(1)	225	243
American International Group, Inc.,
3.75%, 7/10/25	895	912
3.90%, 4/1/26	950	979
4.50%, 7/16/44	65	63
4.38%, 1/15/55	85	79
Aon Corp.,
5.00%, 9/30/20	200	223
Assurant, Inc.,
2.50%, 3/15/18	50	51
Berkshire Hathaway Finance Corp.,
1.30%, 5/15/18	65	65
5.40%, 5/15/18	300	324
5.75%, 1/15/40	255	339
4.40%, 5/15/42	100	112
4.30%, 5/15/43	125	139
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	250	258
2.75%, 3/15/23	75	77
3.13%, 3/15/26	1,400	1,468

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Property & Casualty Insurance - 0.4% continued
4.50%, 2/11/43	$300	$343
Chubb (The) Corp.,
5.75%, 5/15/18	325	352
6.00%, 5/11/37	50	68
6.50%, 5/15/38	85	122
Chubb INA Holdings, Inc.,
5.90%, 6/15/19	355	400
2.70%, 3/13/23	300	308
6.70%, 5/15/36	50	72
4.15%, 3/13/43	100	111
CNA Financial Corp.,
7.35%, 11/15/19	250	289
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	282
5.13%, 4/15/22	145	165
5.95%, 10/15/36	285	350
Infinity Property & Casualty Corp.,
5.00%, 9/19/22	115	122
Loews Corp.,
2.63%, 5/15/23	250	252
4.13%, 5/15/43	75	77
Marsh & McLennan Cos., Inc.,
2.35%, 3/6/20	450	459
3.50%, 3/10/25	125	130
Progressive (The) Corp.,
3.75%, 8/23/21	330	363
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	97
Travelers (The) Cos., Inc.,
5.80%, 5/15/18	375	407
6.25%, 6/15/37	375	520
5.35%, 11/1/40	25	32
4.60%, 8/1/43	75	90

		11,220

Publishing & Broadcasting - 0.2%
21st Century Fox America, Inc.,
6.90%, 3/1/19	30	34
3.70%, 9/15/24	915	988
6.40%, 12/15/35	55	70
6.15%, 3/1/37	70	87
6.65%, 11/15/37	550	721
7.85%, 3/1/39	100	145
6.90%, 8/15/39	310	415
Discovery Communications LLC,
5.63%, 8/15/19	250	276
4.38%, 6/15/21	1,910	2,051
3.25%, 4/1/23	60	59
6.35%, 6/1/40	195	201
Historic TW, Inc.,
6.88%, 6/15/18	250	276
NBCUniversal Media LLC,
2.88%, 1/15/23	1,340	1,410
6.40%, 4/30/40	115	160
4.45%, 1/15/43	10	11

		6,904

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 3/15/18	100	108
4.10%, 6/1/21	20	22
3.05%, 9/1/22	440	468
3.75%, 4/1/24	355	392
3.40%, 9/1/24	190	207
6.20%, 8/15/36	455	603
5.75%, 5/1/40	225	289
4.40%, 3/15/42	280	311
CSX Corp.,
4.25%, 6/1/21	100	109
3.70%, 11/1/23	50	54
3.40%, 8/1/24	500	537
3.35%, 11/1/25	265	282
6.00%, 10/1/36	100	128
6.15%, 5/1/37	190	248
6.22%, 4/30/40	365	503
5.50%, 4/15/41	50	64
Kansas City Southern,
2.35%, 5/15/20	100	100
Norfolk Southern Corp.,
5.90%, 6/15/19	320	360
3.25%, 12/1/21	250	264
2.90%, 2/15/23	450	465
7.25%, 2/15/31	500	718
7.05%, 5/1/37	90	126
3.95%, 10/1/42	20	21
Union Pacific Corp.,
4.16%, 7/15/22	437	492
2.95%, 1/15/23	35	37
2.75%, 4/15/23	65	68

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Railroad - 0.3% continued
3.65%, 2/15/24	$524	$579
4.75%, 9/15/41	100	117
4.30%, 6/15/42	200	221

		7,893

Real Estate - 0.4%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	108
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	106
American Tower Corp.,
3.40%, 2/15/19	130	135
4.70%, 3/15/22	375	414
5.00%, 2/15/24	250	283
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	173
3.63%, 10/1/20	75	80
2.95%, 9/15/22	50	51
Boston Properties L.P.,
5.88%, 10/15/19	500	562
3.85%, 2/1/23	150	161
3.13%, 9/1/23	135	139
Camden Property Trust,
2.95%, 12/15/22	150	152
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	88
5.25%, 2/15/24	100	107
DDR Corp.,
3.50%, 1/15/21	150	155
3.38%, 5/15/23	115	114
Digital Realty Trust L.P.,
5.25%, 3/15/21	150	169
3.63%, 10/1/22	250	257
Duke Realty L.P.,
4.38%, 6/15/22	100	109
EPR Properties,
7.75%, 7/15/20	50	58
5.75%, 8/15/22	100	109
Equity Commonwealth,
5.88%, 9/15/20	100	111
Equity One, Inc.,
3.75%, 11/15/22	100	102
ERP Operating L.P.,
4.75%, 7/15/20	335	371
4.63%, 12/15/21	111	125
4.50%, 6/1/45	55	61
Essex Portfolio L.P.,
3.25%, 5/1/23	50	51
3.88%, 5/1/24	200	213
Federal Realty Investment Trust,
3.00%, 8/1/22	25	26
HCP, Inc.,
3.15%, 8/1/22	100	99
4.25%, 11/15/23	90	93
3.88%, 8/15/24	860	865
3.40%, 2/1/25	200	193
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	224
Highwoods Realty L.P.,
3.63%, 1/15/23	100	101
Hospitality Properties Trust,
6.70%, 1/15/18	75	79
5.00%, 8/15/22	300	322
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	219
Kilroy Realty L.P.,
3.80%, 1/15/23	200	210
Kimco Realty Corp.,
3.20%, 5/1/21	240	249
Lexington Realty Trust,
4.40%, 6/15/24	200	205
Liberty Property L.P.,
6.63%, 10/1/17	50	53
4.13%, 6/15/22	250	264
4.40%, 2/15/24	80	86
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	104
National Retail Properties, Inc.,
3.80%, 10/15/22	100	106
3.30%, 4/15/23	100	101
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	103
Realty Income Corp.,
2.00%, 1/31/18	250	252
3.25%, 10/15/22	265	272
4.65%, 8/1/23	185	204
Senior Housing Properties Trust,
3.25%, 5/1/19	75	75

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Real Estate - 0.4% continued
4.75%, 5/1/24	$125	$127
Simon Property Group L.P.,
2.15%, 9/15/17	225	227
2.75%, 2/1/23	100	103
UDR, Inc.,
4.63%, 1/10/22	165	183
Ventas Realty L.P.,
5.70%, 9/30/43	100	118
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	395	426
3.25%, 8/15/22	320	331
Vornado Realty L.P.,
5.00%, 1/15/22	160	174
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	232
Welltower, Inc.,
2.25%, 3/15/18	25	25
4.13%, 4/1/19	75	79
5.13%, 3/15/43	150	161
Weyerhaeuser Co.,
4.63%, 9/15/23	185	206

		11,461

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
5.13%, 3/1/21	75	83
3.63%, 9/15/24	250	245
6.50%, 3/1/41	256	272
Phillips 66,
4.65%, 11/15/34	395	421
4.88%, 11/15/44	80	87
Valero Energy Corp.,
9.38%, 3/15/19	100	120
7.50%, 4/15/32	765	911
10.50%, 3/15/39	325	475

		2,614

Restaurants - 0.2%
McDonald’s Corp.,
5.80%, 10/15/17	750	794
5.35%, 3/1/18	100	107
2.20%, 5/26/20	1,890	1,934
3.63%, 5/20/21	100	108
6.30%, 10/15/37	505	670
3.70%, 2/15/42	100	98
Starbucks Corp.,
2.10%, 2/4/21	540	555
3.85%, 10/1/23	200	225
4.30%, 6/15/45	200	238

		4,729

Retail - Consumer Discretionary - 0.4%
Amazon.com, Inc.,
2.60%, 12/5/19	530	553
2.50%, 11/29/22	150	155
3.80%, 12/5/24	500	560
4.80%, 12/5/34	50	59
AutoZone, Inc.,
7.13%, 8/1/18	1,000	1,115
4.00%, 11/15/20	250	269
2.50%, 4/15/21	95	97
3.70%, 4/15/22	55	59
3.13%, 7/15/23	135	140
eBay, Inc.,
2.20%, 8/1/19	100	101
2.60%, 7/15/22	500	495
4.00%, 7/15/42	235	198
Home Depot (The), Inc.,
2.25%, 9/10/18	65	67
4.40%, 4/1/21	250	282
2.63%, 6/1/22	475	497
2.70%, 4/1/23	125	131
3.00%, 4/1/26	170	181
5.88%, 12/16/36	350	478
5.40%, 9/15/40	500	650
5.95%, 4/1/41	405	559
4.88%, 2/15/44	405	499
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	110
3.12%, 4/15/22	500	534
3.88%, 9/15/23	400	448
3.13%, 9/15/24	150	161
5.80%, 10/15/36	100	129
5.80%, 4/15/40	350	460
5.13%, 11/15/41	50	61
4.65%, 4/15/42	50	58
3.70%, 4/15/46	250	257
QVC, Inc.,
4.45%, 2/15/25	415	416
5.45%, 8/15/34	450	417

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Retail - Consumer Discretionary - 0.4% continued
Staples, Inc.,
2.75%, 1/12/18	$125	$126
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	158
2.50%, 5/15/23	705	734

		11,214

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	310	362
Sysco Corp.,
2.60%, 10/1/20	1,080	1,115
2.60%, 6/12/22	95	97
3.30%, 7/15/26	120	125
6.63%, 3/17/39	200	267

		1,966

Semiconductors - 0.2%
Altera Corp.,
2.50%, 11/15/18	20	21
4.10%, 11/15/23	210	239
Applied Materials, Inc.,
3.90%, 10/1/25	500	554
5.85%, 6/15/41	100	122
Intel Corp.,
1.35%, 12/15/17	280	282
2.70%, 12/15/22	1,510	1,580
3.70%, 7/29/25	500	555
4.00%, 12/15/32	150	162
4.80%, 10/1/41	250	284
4.90%, 7/29/45	250	291
KLA-Tencor Corp.,
4.65%, 11/1/24	300	327
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	52
QUALCOMM, Inc.,
3.00%, 5/20/22	100	106
4.65%, 5/20/35	760	825
Texas Instruments, Inc.,
1.00%, 5/1/18	300	301

		5,701

Software & Services - 0.8%
Autodesk, Inc.,
1.95%, 12/15/17	75	75
3.60%, 12/15/22	500	511
CA, Inc.,
2.88%, 8/15/18	80	82
4.50%, 8/15/23	250	273
Computer Sciences Corp.,
4.45%, 9/15/22	200	213
Equifax, Inc.,
3.30%, 12/15/22	365	385
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20(6)	2,000	2,088
4.90%, 10/15/25	250	261
International Business Machines Corp.,
7.63%, 10/15/18	1,045	1,194
2.90%, 11/1/21	235	250
2.88%, 11/9/22	490	519
3.38%, 8/1/23	425	461
3.63%, 2/12/24	375	409
7.00%, 10/30/25	385	523
6.50%, 1/15/28	100	136
5.60%, 11/30/39	275	349
Microsoft Corp.,
0.88%, 11/15/17	125	125
1.00%, 5/1/18	100	100
4.20%, 6/1/19	250	272
2.00%, 11/3/20	650	667
2.38%, 2/12/22	75	77
2.65%, 11/3/22	415	434
3.13%, 11/3/25	1,310	1,403
4.20%, 11/3/35	170	193
5.20%, 6/1/39	365	450
4.50%, 10/1/40	700	792
5.30%, 2/8/41	190	238
3.50%, 11/15/42	150	148
4.45%, 11/3/45	360	406
4.00%, 2/12/55	350	353
Moody’s Corp.,
4.88%, 2/15/24	250	284
Oracle Corp.,
5.75%, 4/15/18	150	162
5.00%, 7/8/19	15	17
2.25%, 10/8/19	335	345
1.90%, 9/15/21	1,000	1,004
2.50%, 5/15/22	280	286
2.50%, 10/15/22	785	804
3.40%, 7/8/24	2,075	2,232

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Software & Services - 0.8% continued
2.95%, 5/15/25	$1,000	$1,039
4.30%, 7/8/34	10	11
6.50%, 4/15/38	335	456
6.13%, 7/8/39	330	431
5.38%, 7/15/40	75	91
4.38%, 5/15/55	25	26
S&P Global, Inc.,
5.90%, 11/15/17	75	79
6.55%, 11/15/37	100	122
Symantec Corp.,
4.20%, 9/15/20	140	146
Xerox Corp.,
6.35%, 5/15/18	410	438
5.63%, 12/15/19	120	129
2.80%, 5/15/20	290	279
3.80%, 5/15/24	130	118
6.75%, 12/15/39	60	58

		21,944

Supermarkets & Pharmacies - 0.3%
CVS Health Corp.,
1.90%, 7/20/18	215	218
2.25%, 8/12/19	95	98
4.13%, 5/15/21	100	110
2.75%, 12/1/22	350	361
3.88%, 7/20/25	2,138	2,352
5.13%, 7/20/45	330	409
Kroger (The) Co.,
6.15%, 1/15/20	25	29
2.95%, 11/1/21	660	693
3.40%, 4/15/22	400	428
7.50%, 4/1/31	200	280
6.90%, 4/15/38	100	139
Walgreen Co.,
5.25%, 1/15/19	131	142
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	35	35
2.70%, 11/18/19	100	103
2.60%, 6/1/21	1,000	1,019
3.45%, 6/1/26	375	385
4.50%, 11/18/34	50	53
4.65%, 6/1/46	635	677

		7,531

Tobacco - 0.3%
Altria Group, Inc.,
9.25%, 8/6/19	56	69
4.75%, 5/5/21	725	827
2.85%, 8/9/22	100	105
2.95%, 5/2/23	100	105
9.95%, 11/10/38	49	88
10.20%, 2/6/39	33	61
4.25%, 8/9/42	135	148
4.50%, 5/2/43	250	282
5.38%, 1/31/44	370	474
Philip Morris International, Inc.,
5.65%, 5/16/18	375	407
1.38%, 2/25/19	130	131
4.50%, 3/26/20	250	279
4.13%, 5/17/21	250	279
2.90%, 11/15/21	300	317
2.63%, 3/6/23	100	104
3.38%, 8/11/25	250	270
6.38%, 5/16/38	280	387
3.88%, 8/21/42	150	154
4.13%, 3/4/43	100	107
4.88%, 11/15/43	100	119
4.25%, 11/10/44	350	385
Reynolds American, Inc.,
3.25%, 6/12/20	861	910
7.25%, 6/15/37	500	682
6.15%, 9/15/43	65	85
5.85%, 8/15/45	310	396
RJ Reynolds Tobacco Co.,
2.30%, 8/21/17	100	101

		7,272

Transportation & Logistics - 0.2%
Cummins, Inc.,
4.88%, 10/1/43	90	104
FedEx Corp.,
8.00%, 1/15/19	290	337
2.30%, 2/1/20	250	256
2.70%, 4/15/23	685	699
4.00%, 1/15/24	100	109
3.90%, 2/1/35	100	102
3.88%, 8/1/42	50	49
4.10%, 4/15/43	50	51
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	101

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Transportation & Logistics - 0.2% continued
PACCAR Financial Corp.,
1.45%, 3/9/18	$365	$368
1.75%, 8/14/18	100	102
2.20%, 9/15/19	100	103
2.25%, 2/25/21	250	254
Ryder System, Inc.,
2.50%, 3/1/18	100	101
2.55%, 6/1/19	135	138
2.65%, 3/2/20	900	911
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	63
United Parcel Service, Inc.,
5.50%, 1/15/18	625	669
2.45%, 10/1/22	160	166
6.20%, 1/15/38	160	229
3.63%, 10/1/42	105	111

		5,023

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	105	106
Marriott International, Inc.,
3.00%, 3/1/19	250	258
3.38%, 10/15/20	125	132
3.13%, 10/15/21	750	779
3.25%, 9/15/22	50	52
3.13%, 6/15/26	130	132
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	218
3.13%, 2/15/23	150	152
Wyndham Worldwide Corp.,
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	106

		1,955

Utilities - 2.0%
AGL Capital Corp.,
3.50%, 9/15/21	650	690
5.88%, 3/15/41	100	122
Alabama Power Co.,
6.13%, 5/15/38	50	66
5.50%, 3/15/41	150	191
4.10%, 1/15/42	75	80
3.85%, 12/1/42	60	62
Ameren Illinois Co.,
2.70%, 9/1/22	500	519
3.25%, 3/1/25	500	539
American Electric Power Co., Inc.,
1.65%, 12/15/17	40	40
American Water Capital Corp.,
3.40%, 3/1/25	35	38
6.59%, 10/15/37	125	181
4.30%, 12/1/42	75	84
Appalachian Power Co.,
4.60%, 3/30/21	250	275
6.38%, 4/1/36	1,000	1,258
7.00%, 4/1/38	75	101
Arizona Public Service Co.,
8.75%, 3/1/19	250	296
4.50%, 4/1/42	230	267
4.70%, 1/15/44	100	118
Atmos Energy Corp.,
4.15%, 1/15/43	250	266
4.13%, 10/15/44	75	82
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	296
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	150	154
6.13%, 4/1/36	600	796
6.50%, 9/15/37	200	275
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	106
4.50%, 4/1/44	50	59
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	92
6.63%, 11/1/37	50	62
5.85%, 1/15/41	50	58
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	43
CMS Energy Corp.,
6.25%, 2/1/20	200	230
3.00%, 5/15/26	40	41
4.70%, 3/31/43	301	340
Commonwealth Edison Co.,
6.15%, 9/15/17	225	239
5.80%, 3/15/18	300	323
6.45%, 1/15/38	200	281

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Utilities - 2.0% continued
3.80%, 10/1/42	$90	$94
4.60%, 8/15/43	100	118
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	426
4.30%, 4/15/44	15	17
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	277
3.30%, 12/1/24	185	200
5.30%, 3/1/35	150	182
5.85%, 3/15/36	100	129
6.20%, 6/15/36	200	265
6.75%, 4/1/38	100	142
5.50%, 12/1/39	85	107
5.70%, 6/15/40	450	581
4.45%, 3/15/44	100	113
Consolidated Edison, Inc.,
2.00%, 5/15/21	85	86
Constellation Energy Group, Inc.,
7.60%, 4/1/32	100	137
Dominion Gas Holdings LLC,
2.50%, 12/15/19	280	286
Dominion Resources, Inc.,
1.40%, 9/15/17	150	150
6.40%, 6/15/18	20	22
2.50%, 12/1/19	90	92
5.25%, 8/1/33	250	277
5.95%, 6/15/35	750	914
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	38
4.05%, 9/15/42	100	99
DTE Electric Co.,
5.60%, 6/15/18	125	136
2.65%, 6/15/22	160	167
6.63%, 6/1/36	200	281
5.70%, 10/1/37	50	65
3.95%, 6/15/42	100	109
DTE Energy Co.,
6.38%, 4/15/33	50	64
Duke Energy Carolinas LLC,
5.25%, 1/15/18	200	213
5.10%, 4/15/18	65	70
3.90%, 6/15/21	50	55
6.45%, 10/15/32	106	142
6.10%, 6/1/37	150	198
6.00%, 1/15/38	35	47
6.05%, 4/15/38	175	238
3.75%, 6/1/45	350	370
Duke Energy Corp.,
1.63%, 8/15/17	100	100
6.25%, 6/15/18	100	109
3.75%, 4/15/24	100	107
Duke Energy Florida LLC,
5.80%, 9/15/17	50	53
5.65%, 6/15/18	225	245
3.10%, 8/15/21	25	27
6.35%, 9/15/37	50	71
6.40%, 6/15/38	285	406
Duke Energy Indiana, Inc.,
6.35%, 8/15/38	25	35
6.45%, 4/1/39	225	324
4.20%, 3/15/42	100	109
4.90%, 7/15/43	1,000	1,200
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	143
Duke Energy Progress LLC,
5.30%, 1/15/19	150	165
3.00%, 9/15/21	150	160
2.80%, 5/15/22	100	105
4.10%, 3/15/43	200	219
Entergy Arkansas, Inc.,
3.05%, 6/1/23	250	262
Entergy Louisiana LLC,
6.50%, 9/1/18	100	111
5.40%, 11/1/24	150	183
Entergy Texas, Inc.,
7.13%, 2/1/19	250	283
Eversource Energy,
2.80%, 5/1/23	105	108
3.15%, 1/15/25	100	104
Exelon Corp.,
5.63%, 6/15/35	75	89
Florida Power & Light Co.,
5.55%, 11/1/17	225	238
5.65%, 2/1/37	335	444
5.95%, 2/1/38	150	206
5.69%, 3/1/40	400	542
4.13%, 2/1/42	250	282
4.05%, 6/1/42	100	112

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Utilities - 2.0% continued
Georgia Power Co.,
4.25%, 12/1/19	$500	$544
2.40%, 4/1/21	75	78
2.85%, 5/15/22	100	105
5.40%, 6/1/40	250	310
4.30%, 3/15/42	60	66
4.30%, 3/15/43	100	109
Great Plains Energy, Inc.,
5.29%, 6/15/22(2)	220	246
Interstate Power & Light Co.,
4.70%, 10/15/43	50	57
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	513
5.30%, 10/1/41	50	59
KeySpan Corp.,
5.80%, 4/1/35	425	515
Louisville Gas & Electric Co.,
4.38%, 10/1/45	475	545
MidAmerican Energy Co.,
5.30%, 3/15/18	500	535
3.50%, 10/15/24	100	109
4.80%, 9/15/43	100	122
4.40%, 10/15/44	150	174
Midamerican Funding LLC,
6.93%, 3/1/29	50	70
Mississippi Power Co.,
4.25%, 3/15/42	355	317
National Fuel Gas Co.,
4.90%, 12/1/21	150	158
3.75%, 3/1/23	250	243
Nevada Power Co.,
6.65%, 4/1/36	100	139
6.75%, 7/1/37	1,000	1,382
5.45%, 5/15/41	35	44
NextEra Energy Capital Holdings, Inc.,
6.65%, 6/15/67(1)	25	20
NiSource Finance Corp.,
5.45%, 9/15/20	200	226
5.95%, 6/15/41	100	124
5.25%, 2/15/43	100	120
4.80%, 2/15/44	80	92
Northern States Power Co.,
5.25%, 3/1/18	125	134
6.25%, 6/1/36	100	139
5.35%, 11/1/39	1,065	1,392
NSTAR Electric Co.,
2.38%, 10/15/22	100	103
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	179
4.20%, 12/1/42	50	52
4.55%, 6/1/44	260	275
Ohio Power Co.,
6.60%, 2/15/33	100	129
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	75
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	250
4.10%, 6/1/22	250	277
7.25%, 1/15/33	200	284
7.50%, 9/1/38	145	211
Pacific Gas & Electric Co.,
5.63%, 11/30/17	660	700
4.25%, 5/15/21	432	478
3.25%, 9/15/21	45	48
2.45%, 8/15/22	100	102
3.75%, 2/15/24	1,000	1,094
6.05%, 3/1/34	550	733
5.80%, 3/1/37	100	130
5.40%, 1/15/40	160	204
3.75%, 8/15/42	50	51
4.60%, 6/15/43	125	143
4.30%, 3/15/45	250	280
PacifiCorp,
2.95%, 2/1/22	100	106
5.25%, 6/15/35	50	60
6.10%, 8/1/36	200	269
6.25%, 10/15/37	275	380
6.00%, 1/15/39	60	81
PECO Energy Co.,
5.35%, 3/1/18	25	27
4.80%, 10/15/43	100	123
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	315
Potomac Electric Power Co.,
3.60%, 3/15/24	150	163
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	54

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Utilities - 2.0% continued
3.50%, 12/1/22	$35	$37
5.00%, 3/15/44	100	112
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	532
2.50%, 9/1/22	50	52
6.25%, 5/15/39	275	387
5.20%, 7/15/41	35	44
4.13%, 6/15/44	100	110
Progress Energy, Inc.,
7.75%, 3/1/31	50	70
PSEG Power LLC,
2.45%, 11/15/18	35	36
3.00%, 6/15/21	315	319
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,070
2.25%, 9/15/22	100	103
2.50%, 3/15/23	150	153
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	55
6.63%, 11/15/37	125	160
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	618
2.30%, 9/15/18	165	169
3.00%, 5/15/25	500	534
5.38%, 11/1/39	250	323
3.95%, 5/1/42	50	55
3.65%, 9/1/42	30	32
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	31
6.27%, 3/15/37	75	102
5.80%, 3/15/40	250	334
5.64%, 4/15/41	80	105
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	70
3.60%, 9/1/23	200	221
6.13%, 9/15/37	50	69
4.50%, 8/15/40	150	176
3.95%, 11/15/41	100	108
4.30%, 4/1/42	150	173
SCANA Corp.,
4.75%, 5/15/21	75	80
4.13%, 2/1/22	135	140
Sempra Energy,
6.15%, 6/15/18	400	435
2.40%, 3/15/20	250	255
2.88%, 10/1/22	60	61
6.00%, 10/15/39	250	314
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	173
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	126
6.05%, 1/15/38	265	341
4.35%, 2/1/42	115	125
5.10%, 6/1/65	50	58
Southern (The) Co.,
2.45%, 9/1/18	35	36
2.35%, 7/1/21	1,000	1,020
3.25%, 7/1/26	1,000	1,039
Southern California Edison Co.,
5.50%, 8/15/18	100	109
3.88%, 6/1/21	150	165
2.40%, 2/1/22	180	187
6.65%, 4/1/29	300	397
6.00%, 1/15/34	100	132
5.35%, 7/15/35	586	727
5.55%, 1/15/37	275	352
5.95%, 2/1/38	100	135
6.05%, 3/15/39	50	68
5.50%, 3/15/40	150	194
3.90%, 3/15/43	150	162
Southern California Gas Co.,
5.75%, 11/15/35	150	192
3.75%, 9/15/42	575	609
Southern Power Co.,
2.38%, 6/1/20	155	157
5.25%, 7/15/43	60	65
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	428
3.55%, 2/15/22	150	160
6.20%, 3/15/40	200	249
Southwestern Public Service Co.,
6.00%, 10/1/36	100	128
Tampa Electric Co.,
2.60%, 9/15/22	220	227
4.10%, 6/15/42	50	53
Union Electric Co.,
3.90%, 9/15/42	50	54

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.6% continued
Utilities - 2.0% continued
Virginia Electric & Power Co.,
1.20%, 1/15/18	$75	$75
5.40%, 4/30/18	425	456
2.95%, 1/15/22	95	100
6.00%, 1/15/36	37	48
6.00%, 5/15/37	15	20
8.88%, 11/15/38	300	503
4.65%, 8/15/43	150	177
4.45%, 2/15/44	75	86
Westar Energy, Inc.,
4.13%, 3/1/42	215	237
4.10%, 4/1/43	60	66
4.63%, 9/1/43	150	176
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	90
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	196
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	302
4.10%, 10/15/44	100	109
Xcel Energy, Inc.,
4.70%, 5/15/20	100	111
6.50%, 7/1/36	100	133

		56,607

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	172
5.50%, 9/15/19	220	246
5.00%, 3/1/20	400	443
5.25%, 11/15/21	500	578
3.55%, 6/1/22	100	108
3.20%, 3/15/25	290	303
Waste Management, Inc.,
6.10%, 3/15/18	250	271
2.90%, 9/15/22	110	115
3.90%, 3/1/35	125	131
4.10%, 3/1/45	500	546

		2,913

Wireless Telecommunications Services - 0.9%
Ameritech Capital Funding Corp.,
6.45%, 1/15/18	50	54
AT&T, Inc.,
1.75%, 1/15/18	55	55
2.80%, 2/17/21	815	836
4.45%, 5/15/21	625	686
3.00%, 6/30/22	1,460	1,495
4.45%, 4/1/24	1,550	1,703
3.40%, 5/15/25	1,310	1,340
6.45%, 6/15/34	390	467
6.15%, 9/15/34	125	146
6.50%, 9/1/37	480	593
6.30%, 1/15/38	205	247
6.40%, 5/15/38	99	120
6.35%, 3/15/40	45	54
6.00%, 8/15/40	1,095	1,279
5.35%, 9/1/40	333	364
6.38%, 3/1/41	940	1,144
5.55%, 8/15/41	97	109
4.80%, 6/15/44	250	257
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	597
Verizon Communications, Inc.,
4.50%, 9/15/20	500	555
4.60%, 4/1/21	225	252
3.00%, 11/1/21	365	383
3.50%, 11/1/21	15	16
5.15%, 9/15/23	3,750	4,367
3.50%, 11/1/24	245	261
6.40%, 9/15/33	1,065	1,359
5.05%, 3/15/34	35	39
4.40%, 11/1/34	85	88
6.25%, 4/1/37	810	1,012
6.40%, 2/15/38	865	1,085
7.35%, 4/1/39	1,005	1,389
6.00%, 4/1/41	445	554
5.01%, 8/21/54	900	952
4.67%, 3/15/55	1,065	1,077

		24,935

Wireline Telecommunications Services - 0.1%
Pacific Bell Telephone Co.,
7.13%, 3/15/26	1,390	1,793
Qwest Corp.,
6.88%, 9/15/33	98	97

		1,890

Total Corporate Bonds (Cost $574,667)		612,434

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.63%, 9/7/22	$100	$106

Banks - 0.9%
Australia & New Zealand Banking Group Ltd.,
2.25%, 6/13/19	500	511
Barclays Bank PLC,
5.14%, 10/14/20	500	530
BPCE S.A.,
1.61%, 7/25/17	250	249
2.50%, 7/15/19	500	512
2.65%, 2/3/21	250	257
4.00%, 4/15/24	250	272
Canadian Imperial Bank of Commerce,
1.55%, 1/23/18	150	151
Commonwealth Bank of Australia,
2.50%, 9/20/18	250	256
2.25%, 3/13/19	250	255
2.30%, 3/12/20	1,000	1,019
Cooperatieve Rabobank U.A.,
1.70%, 3/19/18	125	126
4.50%, 1/11/21	1,000	1,111
3.88%, 2/8/22	750	815
3.95%, 11/9/22	250	259
3.38%, 5/21/25	500	522
5.75%, 12/1/43	250	291
Credit Suisse A.G.,
6.00%, 2/15/18	250	264
1.70%, 4/27/18	500	501
5.30%, 8/13/19	1,000	1,104
5.40%, 1/14/20	500	543
3.00%, 10/29/21	250	256
3.63%, 9/9/24	750	776
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	400	415
4.88%, 5/15/45	500	498
Deutsche Bank A.G.,
6.00%, 9/1/17	1,225	1,278
2.50%, 2/13/19	250	250
Lloyds Bank PLC,
2.00%, 8/17/18	750	749
2.35%, 9/5/19	750	755
National Australia Bank Ltd.,
1.88%, 7/23/18	250	253
2.00%, 1/14/19	500	507
National Bank of Canada,
1.45%, 11/7/17	250	251
Santander UK PLC,
3.05%, 8/23/18	200	205
2.50%, 3/14/19	90	91
2.38%, 3/16/20	750	751
4.00%, 3/13/24	250	268
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	251
2.50%, 7/19/18	250	255
2.25%, 7/11/19	785	796
2.45%, 1/16/20	510	521
3.00%, 1/18/23	210	217
3.65%, 7/23/25	500	542
Svenska Handelsbanken AB,
1.63%, 3/21/18	900	906
2.50%, 1/25/19	250	257
2.45%, 3/30/21	250	257
Toronto-Dominion Bank (The),
1.40%, 4/30/18	165	166
1.75%, 7/23/18	370	374
2.63%, 9/10/18	200	206
2.25%, 11/5/19	270	277
UBS A.G.,
2.38%, 8/14/19	2,000	2,045
4.88%, 8/4/20	400	449
Westpac Banking Corp.,
2.00%, 8/14/17	300	303
1.50%, 12/1/17	450	452
2.25%, 7/30/18	250	255
2.25%, 1/17/19	250	255
4.88%, 11/19/19	250	277
2.30%, 5/26/20	350	357
2.10%, 5/13/21	365	370

		26,639

Chemicals - 0.2%
Agrium, Inc.,
3.15%, 10/1/22	200	204
3.38%, 3/15/25	635	646
7.13%, 5/23/36	100	126
6.13%, 1/15/41	100	119
5.25%, 1/15/45	250	268

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Chemicals - 0.2% continued
LYB International Finance B.V.,
4.00%, 7/15/23	$185	$198
5.25%, 7/15/43	500	547
4.88%, 3/15/44	65	69
LyondellBasell Industries N.V.,
5.00%, 4/15/19	1,500	1,624
4.63%, 2/26/55	35	34
Potash Corp. of Saskatchewan, Inc.,
3.00%, 4/1/25	180	182
5.88%, 12/1/36	50	60
5.63%, 12/1/40	250	294

		4,371

Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	162

Diversified Banks - 0.6%
Bank of Montreal,
1.40%, 9/11/17	250	251
1.45%, 4/9/18	250	251
1.80%, 7/31/18	550	557
2.38%, 1/25/19	35	36
2.55%, 11/6/22	300	310
Bank of Nova Scotia (The),
1.30%, 7/21/17	100	100
1.38%, 12/18/17	250	251
2.05%, 6/5/19	700	711
2.13%, 9/11/19	225	231
1.85%, 4/14/20	200	203
4.38%, 1/13/21	250	276
2.45%, 3/22/21	735	755
1.88%, 4/26/21	187	188
Barclays PLC,
3.25%, 1/12/21	1,000	996
3.65%, 3/16/25	700	673
5.25%, 8/17/45	200	209
BNP Paribas S.A.,
2.38%, 9/14/17	625	634
2.45%, 3/17/19	110	112
5.00%, 1/15/21	1,000	1,123
3.25%, 3/3/23	250	260
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,214
2.95%, 5/25/21	1,100	1,111
4.88%, 1/14/22	500	549
4.00%, 3/30/22	500	526
6.50%, 9/15/37	300	361
6.80%, 6/1/38	150	187
5.25%, 3/14/44	1,000	1,057
Royal Bank of Canada,
1.20%, 9/19/17	375	376
1.40%, 10/13/17	500	501
2.20%, 7/27/18	350	356
1.80%, 7/30/18	250	253
2.00%, 10/1/18	320	324
2.15%, 3/15/19	500	511
1.63%, 4/15/19	250	252
2.20%, 9/23/19	275	282
1.88%, 2/5/20	325	329
2.15%, 3/6/20	500	509
2.10%, 10/14/20	250	255
2.50%, 1/19/21	200	207
2.30%, 3/22/21	250	257
Societe Generale S.A.,
2.75%, 10/12/17	250	254
2.63%, 10/1/18	250	256

		18,054

Electrical Equipment Manufacturing - 0.0%
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	53
3.50%, 2/3/22	125	132
7.13%, 10/1/37	50	68

		253

Exploration & Production - 0.4%
Burlington Resources Finance Co.,
7.20%, 8/15/31	320	399
7.40%, 12/1/31	120	157
Canadian Natural Resources Ltd.,
1.75%, 1/15/18	335	332
3.45%, 11/15/21	275	275
3.80%, 4/15/24	175	173
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	147
6.75%, 2/1/39	200	224
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	248
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	220	259

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Exploration & Production - 0.4% continued
Nexen Energy ULC,
6.20%, 7/30/19	$260	$288
7.88%, 3/15/32	75	102
5.88%, 3/10/35	210	246
6.40%, 5/15/37	390	483
Petro-Canada,
6.05%, 5/15/18	50	54
5.95%, 5/15/35	430	507
6.80%, 5/15/38	180	234
Petroleos Mexicanos,
3.50%, 7/18/18	85	85
3.50%, 7/23/20	1,000	999
5.50%, 1/21/21	570	604
4.88%, 1/24/22	4,000	4,090
3.50%, 1/30/23	75	71
6.63%, 6/15/35	200	206
6.50%, 6/2/41	190	192
5.63%, 1/23/46	1,000	911

		11,303

Financial Services - 0.2%
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	500	543
4.42%, 11/15/35(6)	3,000	3,365
Invesco Finance PLC,
4.00%, 1/30/24	100	109
Nomura Holdings, Inc.,
6.70%, 3/4/20	386	448

		4,465

Food & Beverage - 0.0%
Diageo Capital PLC,
5.75%, 10/23/17	850	901
1.13%, 4/29/18	275	275
3.88%, 4/29/43	175	184

		1,360

Government Agencies - 0.1%
Hydro-Quebec,
9.40%, 2/1/21	200	264
Japan Bank for International Cooperation,
1.13%, 7/19/17	750	751
1.75%, 11/13/18	500	505
1.75%, 5/29/19	1,000	1,010
1.88%, 4/20/21	800	812

		3,342

Government Development Banks - 0.8%
Export Development Canada,
1.50%, 10/3/18	250	254
1.50%, 5/26/21	1,000	1,014
Export-Import Bank of Korea,
4.00%, 1/29/21	1,000	1,091
2.63%, 5/26/26	1,000	1,018
KFW,
0.88%, 12/15/17	2,000	2,003
4.38%, 3/15/18	375	397
1.88%, 4/1/19	1,000	1,027
1.75%, 10/15/19	1,000	1,024
4.00%, 1/27/20	1,500	1,651
1.88%, 6/30/20	3,000	3,087
2.75%, 9/8/20	500	532
2.75%, 10/1/20	1,000	1,065
2.63%, 1/25/22	900	959
2.00%, 10/4/22	250	258
2.13%, 1/17/23	1,000	1,040
2.00%, 5/2/25	1,500	1,538
0.00%, 4/18/36(7)	500	300
Korea Development Bank (The),
2.25%, 8/7/17	300	303
3.50%, 8/22/17	850	872
3.00%, 3/17/19	200	208
3.00%, 9/14/22	215	227
Landwirtschaftliche Rentenbank,
1.00%, 4/4/18	500	502
1.88%, 9/17/18	200	204
1.38%, 10/23/19	140	142
2.38%, 6/10/25	1,000	1,054
Oesterreichische Kontrollbank A.G.,
1.63%, 3/12/19	300	305
1.13%, 4/26/19	350	351
2.38%, 10/1/21	1,000	1,048
Svensk Exportkredit AB,
1.88%, 6/23/20	500	509

		23,983

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	$500	$550

Government Regional - 0.3%
Province of British Columbia Canada,
2.65%, 9/22/21	150	160
2.00%, 10/23/22	300	308
7.25%, 9/1/36	175	287
Province of Manitoba Canada,
1.75%, 5/30/19	100	102
9.25%, 4/1/20	150	189
2.10%, 9/6/22	100	103
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	466
Province of Ontario Canada,
1.10%, 10/25/17	625	627
1.20%, 2/14/18	250	251
1.65%, 9/27/19	250	253
4.00%, 10/7/19	835	909
4.40%, 4/14/20	500	557
2.45%, 6/29/22	500	523
2.50%, 4/27/26	500	515
Province of Quebec Canada,
4.63%, 5/14/18	350	374
2.75%, 8/25/21	100	106
2.63%, 2/13/23	875	918
7.50%, 7/15/23	300	404
7.13%, 2/9/24	100	133
2.88%, 10/16/24	250	267
7.50%, 9/15/29	375	569
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	271

		8,292

Hardware - 0.0%
Seagate HDD Cayman,
4.75%, 1/1/25	370	293
5.75%, 12/1/34	142	100

		393

Integrated Oils - 0.6%
BP Capital Markets PLC,
4.75%, 3/10/19	155	168
2.52%, 1/15/20	290	299
2.50%, 11/6/22	1,705	1,720
2.75%, 5/10/23	640	645
3.99%, 9/26/23	120	130
3.81%, 2/10/24	540	578
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	318
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	905
Husky Energy, Inc.,
6.15%, 6/15/19	50	54
7.25%, 12/15/19	10	11
3.95%, 4/15/22	100	103
Shell International Finance B.V.,
1.38%, 5/10/19	745	748
2.13%, 5/11/20	280	286
2.38%, 8/21/22	1,140	1,167
2.25%, 1/6/23	560	563
3.25%, 5/11/25	140	147
6.38%, 12/15/38	870	1,182
3.63%, 8/21/42	200	192
4.38%, 5/11/45	450	489
Statoil ASA,
3.13%, 8/17/17	550	563
5.25%, 4/15/19	415	457
2.75%, 11/10/21	895	936
7.75%, 6/15/23	100	133
3.70%, 3/1/24	115	124
3.25%, 11/10/24	125	132
7.15%, 1/15/29	250	345
4.25%, 11/23/41	350	368
Suncor Energy, Inc.,
6.10%, 6/1/18	480	519
7.15%, 2/1/32	200	249
5.95%, 12/1/34	50	59
Total Capital International S.A.,
2.10%, 6/19/19	1,000	1,022
2.75%, 6/19/21	325	338
2.88%, 2/17/22	490	512
3.70%, 1/15/24	125	137

		15,599

Internet Media - 0.0%
Baidu, Inc.,
3.25%, 8/6/18	210	215
3.50%, 11/28/22	200	205

		420

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	$75	$103

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	38

Medical Equipment & Devices Manufacturing - 0.1%
Covidien International Finance S.A.,
6.00%, 10/15/17	800	850
Koninklijke Philips N.V.,
3.75%, 3/15/22	250	268
6.88%, 3/11/38	225	293
5.00%, 3/15/42	100	111

		1,522

Metals & Mining - 0.2%
Barrick Gold Corp.,
4.10%, 5/1/23	93	98
BHP Billiton Finance USA Ltd.,
2.05%, 9/30/18	200	203
6.50%, 4/1/19	200	226
3.25%, 11/21/21	250	264
4.13%, 2/24/42	600	619
Goldcorp, Inc.,
2.13%, 3/15/18	200	200
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	114
5.75%, 6/1/35	100	111
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	575	691
Rio Tinto Finance USA PLC,
2.88%, 8/21/22	1,138	1,156
4.75%, 3/22/42	150	159
4.13%, 8/21/42	300	296
Vale Overseas Ltd.,
4.38%, 1/11/22	155	145

		4,282

Pharmaceuticals - 0.3%
Actavis Funding SCS,
2.45%, 6/15/19	125	127
3.00%, 3/12/20	1,000	1,031
3.80%, 3/15/25	1,180	1,229
4.85%, 6/15/44	750	790
4.75%, 3/15/45	480	504
AstraZeneca PLC,
5.90%, 9/15/17	325	343
1.95%, 9/18/19	225	229
2.38%, 11/16/20	300	308
6.45%, 9/15/37	450	614
4.00%, 9/18/42	250	258
Mylan N.V.,
3.15%, 6/15/21	250	254
3.95%, 6/15/26	285	289
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	938
Perrigo Finance Unlimited Co.,
3.50%, 3/15/21	250	259
Sanofi,
1.25%, 4/10/18	40	40
4.00%, 3/29/21	500	553
Teva Pharmaceutical Finance Co. B.V.,
3.65%, 11/10/21	156	165
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	210	223

		8,154

Pipeline - 0.1%
Enbridge, Inc.,
4.00%, 10/1/23	150	149
4.50%, 6/10/44	40	34
TransCanada PipeLines Ltd.,
3.13%, 1/15/19	235	243
9.88%, 1/1/21	175	225
5.85%, 3/15/36	200	230
6.20%, 10/15/37	840	1,028
6.35%, 5/15/67(1)	100	71

		1,980

Property & Casualty Insurance - 0.1%
Aon PLC,
4.25%, 12/12/42	450	439
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	294
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	120
Trinity Acquisition PLC,
6.13%, 8/15/43	75	83
Willis Group Holdings PLC,
5.75%, 3/15/21	450	503

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Property & Casualty Insurance - 0.1% continued
XLIT Ltd.,
4.45%, 3/31/25	$210	$212
6.25%, 5/15/27	50	60
5.25%, 12/15/43	250	271

		1,982

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	654

Railroad - 0.1%
Canadian National Railway Co.,
5.55%, 3/1/19	500	555
2.85%, 12/15/21	85	90
2.75%, 3/1/26	250	261
6.90%, 7/15/28	25	36
6.25%, 8/1/34	15	20
6.20%, 6/1/36	40	55
6.38%, 11/15/37	20	28
3.50%, 11/15/42	150	149
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	54
5.95%, 5/15/37	710	886

		2,134

Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	200	213
5.50%, 8/15/35	150	166
5.65%, 11/23/43	285	331

		710

Sovereigns - 1.1%
Canada Government International Bond,
1.63%, 2/27/19	165	169
Chile Government International Bond,
3.25%, 9/14/21	400	427
3.13%, 1/21/26	500	516
3.63%, 10/30/42	200	203
Colombia Government International Bond,
7.38%, 3/18/19	250	285
4.38%, 7/12/21	1,000	1,073
4.50%, 1/28/26	500	532
7.38%, 9/18/37	350	455
6.13%, 1/18/41	250	289
5.63%, 2/26/44	500	554
5.00%, 6/15/45	500	519
Israel Government International Bond,
5.13%, 3/26/19	250	275
4.00%, 6/30/22	250	277
4.50%, 1/30/43	200	224
Italy Government International Bond,
5.38%, 6/15/33	175	208
Korea International Bond,
7.13%, 4/16/19	150	174
3.88%, 9/11/23	200	229
Mexico Government International Bond,
5.95%, 3/19/19	500	558
5.13%, 1/15/20	1,360	1,510
3.50%, 1/21/21	1,000	1,055
4.00%, 10/2/23	150	161
7.50%, 4/8/33	100	144
6.75%, 9/27/34	750	1,014
6.05%, 1/11/40	820	1,031
4.75%, 3/8/44	1,000	1,077
5.55%, 1/21/45	500	599
4.60%, 1/23/46	500	527
Panama Government International Bond,
4.00%, 9/22/24	575	617
3.75%, 3/16/25	500	527
6.70%, 1/26/36	550	730
Peruvian Government International Bond,
7.35%, 7/21/25	500	680
6.55%, 3/14/37	500	674
5.63%, 11/18/50	600	744
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,144
10.63%, 3/16/25	500	823
5.50%, 3/30/26	200	254
7.75%, 1/14/31	500	776
6.38%, 10/23/34	500	727
5.00%, 1/13/37	500	645
Poland Government International Bond,
6.38%, 7/15/19	400	453
5.13%, 4/21/21	150	169
3.00%, 3/17/23	1,000	1,017
4.00%, 1/22/24	150	162
South Africa Government International Bond,
6.88%, 5/27/19	275	306
5.38%, 7/24/44	500	523

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Sovereigns - 1.1% continued
Turkey Government International Bond,
3.25%, 3/23/23	$250	$242
5.75%, 3/22/24	1,300	1,450
11.88%, 1/15/30	500	873
6.88%, 3/17/36	500	610
6.00%, 1/14/41	1,500	1,678
6.63%, 2/17/45	270	328
Uruguay Government International Bond,
7.63%, 3/21/36	250	338
4.13%, 11/20/45	400	361

		30,936

Supermarkets & Pharmacies - 0.0%
Delhaize Group,
5.70%, 10/1/40	400	467

Supranationals - 1.5%
African Development Bank,
0.88%, 3/15/18	250	250
1.13%, 3/4/19	165	166
1.00%, 5/15/19	1,000	1,004
Asian Development Bank,
0.88%, 4/26/18	395	396
1.13%, 6/5/18	1,000	1,006
5.59%, 7/16/18	50	55
1.75%, 9/11/18	150	153
1.38%, 1/15/19	250	253
1.75%, 3/21/19	1,500	1,535
1.88%, 4/12/19	150	154
1.50%, 1/22/20	250	254
1.38%, 3/23/20	250	253
2.13%, 11/24/21	100	104
2.00%, 4/24/26	1,000	1,024
Corp. Andina de Fomento,
4.38%, 6/15/22	613	684
Council Of Europe Development Bank,
1.75%, 11/14/19	1,000	1,021
European Bank for Reconstruction & Development,
0.75%, 9/1/17	300	301
1.00%, 6/15/18	150	150
1.75%, 6/14/19	200	204
1.75%, 11/26/19	1,000	1,023
1.50%, 3/16/20	250	254
European Investment Bank,
1.00%, 8/17/17	250	251
1.00%, 12/15/17	2,000	2,004
1.00%, 3/15/18	2,000	2,006
1.25%, 5/15/18	2,500	2,518
1.00%, 6/15/18	1,650	1,654
1.63%, 12/18/18	400	407
1.88%, 3/15/19	250	256
1.63%, 3/16/20	250	254
2.50%, 4/15/21	1,500	1,582
2.13%, 10/15/21	200	207
3.25%, 1/29/24	250	280
2.50%, 10/15/24	1,000	1,060
2.13%, 4/13/26	1,500	1,537
4.88%, 2/15/36	200	269
Inter-American Development Bank,
0.88%, 3/15/18	500	501
1.75%, 8/24/18	250	255
4.25%, 9/10/18	400	429
1.13%, 9/12/19	200	201
3.88%, 9/17/19	600	654
1.75%, 10/15/19	1,000	1,022
3.88%, 2/14/20	500	549
1.88%, 6/16/20	1,000	1,029
1.88%, 3/15/21	250	257
3.00%, 2/21/24	150	166
2.13%, 1/15/25	500	520
2.00%, 6/2/26	1,000	1,026
3.88%, 10/28/41	200	247
International Bank for Reconstruction & Development,
9.25%, 7/15/17	100	109
1.00%, 6/15/18	2,000	2,009
1.88%, 3/15/19	2,500	2,569
1.38%, 3/30/20	1,500	1,516
2.25%, 6/24/21	500	523
1.63%, 2/10/22	1,000	1,015
2.50%, 11/25/24	600	640
2.13%, 3/3/25	700	727
2.50%, 7/29/25	500	535
4.75%, 2/15/35	25	34
International Finance Corp.,
0.88%, 6/15/18	500	501
1.25%, 7/16/18	1,000	1,009
1.75%, 9/16/19	250	256
Nordic Investment Bank,
1.88%, 6/14/19	200	205
1.50%, 9/29/20	200	203

		43,236

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.0% continued
Travel & Lodging - 0.0%
Carnival Corp.,
3.95%, 10/15/20	$250	$270

Winding Up Agencies - 0.0%
FMS Wertmanagement AoeR,
1.63%, 11/20/18	300	305

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	303
6.13%, 11/15/37	505	608
Rogers Communications, Inc.,
6.80%, 8/15/18	700	775
3.00%, 3/15/23	80	83
4.50%, 3/15/43	45	47
5.45%, 10/1/43	130	155
Vodafone Group PLC,
2.95%, 2/19/23	1,290	1,294
7.88%, 2/15/30	170	219
6.25%, 11/30/32	970	1,116
6.15%, 2/27/37	135	157

		4,757

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
5.95%, 1/15/18	575	615
2.35%, 2/14/19	150	153
9.38%, 12/15/30	100	154
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	602
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	150	150
Orange S.A.,
5.38%, 7/8/19	600	666
9.00%, 3/1/31	610	945
Telefonica Emisiones S.A.U.,
5.46%, 2/16/21	1,255	1,432
4.57%, 4/27/23	150	166
7.05%, 6/20/36	110	141
Telefonica Europe B.V.,
8.25%, 9/15/30	85	122
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	341

		5,487

Total Foreign Issuer Bonds (Cost $217,226)		226,309

U.S. GOVERNMENT AGENCIES - 30.6%(8)
Fannie Mae - 13.3%
1.00%, 9/27/17	5,000	5,023
1.88%, 9/18/18	1,000	1,026
1.63%, 11/27/18	1,000	1,021
1.88%, 2/19/19	1,000	1,028
1.75%, 6/20/19	1,000	1,027
1.75%, 9/12/19	1,000	1,028
1.75%, 11/26/19	3,000	3,084
2.63%, 9/6/24	1,000	1,076
2.13%, 4/24/26	1,000	1,027
7.13%, 1/15/30	1,500	2,353
6.63%, 11/15/30	200	306
5.63%, 7/15/37	1,000	1,460
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A2,
2.88%, 5/25/25(1)	250	264
Fannie Mae-Aces, Series 2009-M1, Class A2,
4.29%, 7/25/19	417	451
Fannie Mae-Aces, Series 2011-M2, Class A2,
3.65%, 4/25/21	195	212
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	500	533
Fannie Mae-Aces, Series 2011-M7, Class A2,
2.58%, 9/25/18	192	197
Fannie Mae-Aces, Series 2012-M8, Class ASQ3,
1.80%, 12/25/19	100	102
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	225	235
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23(1)	200	218

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
4.11%, 2/25/43(1)	$150	$166
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23(1)	150	155
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24(1)	100	107
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24(1)	545	598
Fannie Mae-Aces, Series 2014-M4, Class ASQ2,
1.27%, 1/25/17	15	15
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	155
Fannie Mae-Aces, Series 2015-M1, Class ASQ2,
1.63%, 2/25/18	287	289
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.92%, 4/25/25(1)	500	528
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	262
Fannie Mae-Aces, Series 2015-M7, Class ASQ2,
1.55%, 4/25/18	400	403
Fannie Mae-Aces, Series 2016-M1, Class ASQ2,
2.13%, 2/25/21(1)	500	512
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	100	104
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	103
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	254
Pool #255376,
6.00%, 8/1/19	25	26
Pool #256792,
6.50%, 6/1/22	52	57
Pool #256925,
6.00%, 10/1/37	41	46
Pool #256959,
6.00%, 11/1/37	193	220
Pool #256985,
7.00%, 11/1/37	58	68
Pool #257042,
6.50%, 1/1/38	389	450
Pool #257106,
4.50%, 1/1/28	9	10
Pool #257237,
4.50%, 6/1/28	53	58
Pool #257243,
7.00%, 6/1/38	226	286
Pool #357630,
5.00%, 10/1/19	20	20
Pool #707791,
5.00%, 6/1/33	208	232
Pool #709239,
5.00%, 7/1/18	101	104
Pool #725185,
5.00%, 2/1/19	25	26
Pool #725425,
5.50%, 4/1/34	73	83
Pool #730811,
4.50%, 8/1/33	128	140
Pool #735222,
5.00%, 2/1/35	43	48
Pool #735358,
5.50%, 2/1/35	181	205
Pool #735502,
6.00%, 4/1/35	26	30
Pool #737853,
5.00%, 9/1/33	355	394
Pool #745336,
5.00%, 3/1/36	937	1,043
Pool #745418,
5.50%, 4/1/36	70	79
Pool #745754,
5.00%, 9/1/34	497	552
Pool #745826,
6.00%, 7/1/36	232	266
Pool #746272,
4.00%, 10/1/18	66	68
Pool #747383,
5.50%, 10/1/33	188	213

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Pool #755632,
5.00%, 4/1/34	$155	$173
Pool #772730,
5.00%, 4/1/34	169	188
Pool #790406,
6.00%, 9/1/34	101	117
Pool #793666,
5.50%, 9/1/34	112	127
Pool #796250,
5.50%, 11/1/34	63	72
Pool #800471,
5.50%, 10/1/34	485	550
Pool #807701,
4.50%, 12/1/19	18	18
Pool #811944,
4.50%, 1/1/20	27	28
Pool #817795,
6.00%, 8/1/36	43	49
Pool #826057,
5.00%, 7/1/35	120	136
Pool #826585,
5.00%, 8/1/35	213	237
Pool #828523,
5.00%, 7/1/35	60	66
Pool #831676,
6.50%, 8/1/36	25	29
Pool #832628,
5.50%, 9/1/20	37	40
Pool #833067,
5.50%, 9/1/35	264	299
Pool #833163,
5.00%, 9/1/35	141	157
Pool #840577,
5.00%, 10/1/20	21	22
Pool #844909,
4.50%, 10/1/20	8	8
Pool #845425,
6.00%, 2/1/36	202	232
Pool #847921,
5.50%, 11/1/20	113	120
Pool #863759,
4.00%, 12/1/20	13	13
Pool #864435,
4.50%, 12/1/20	52	53
Pool #868435,
6.00%, 4/1/36	248	286
Pool #869710,
6.00%, 4/1/36	81	92
Pool #871135,
6.00%, 1/1/37	65	75
Pool #880505,
6.00%, 8/1/21	11	12
Pool #881818,
6.50%, 8/1/36	187	225
Pool #885769,
6.00%, 6/1/36	32	36
Pool #885866,
6.00%, 6/1/36	82	94
Pool #887111,
5.50%, 5/1/20	24	25
Pool #888100,
5.50%, 9/1/36	280	317
Pool #888152,
5.00%, 5/1/21	52	54
Pool #888205,
6.50%, 2/1/37	68	78
Pool #888447,
4.00%, 5/1/21	29	31
Pool #889224,
5.50%, 1/1/37	345	391
Pool #889390,
6.00%, 3/1/23	48	52
Pool #889401,
6.00%, 3/1/38	161	184
Pool #889415,
6.00%, 5/1/37	672	777
Pool #889579,
6.00%, 5/1/38	346	396
Pool #889630,
6.50%, 3/1/38	44	52
Pool #889886,
7.00%, 12/1/37	56	65
Pool #889970,
5.00%, 12/1/36	260	290
Pool #890234,
6.00%, 10/1/38	168	195
Pool #890329,
4.00%, 4/1/26	3,323	3,552

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Pool #890339,
5.00%, 9/1/20	$140	$143
Pool #892536,
6.50%, 9/1/36	58	66
Pool #892968,
6.50%, 8/1/21	6	6
Pool #893363,
5.00%, 6/1/36	85	95
Pool #893366,
5.00%, 4/1/35	141	157
Pool #898417,
6.00%, 10/1/36	33	38
Pool #899079,
5.00%, 3/1/37	92	102
Pool #902414,
5.50%, 11/1/36	156	176
Pool #905090,
5.50%, 10/1/21	42	44
Pool #906090,
5.50%, 1/1/37	165	188
Pool #910147,
5.00%, 3/1/22	75	80
Pool #912414,
4.50%, 1/1/22	31	32
Pool #915499,
5.00%, 3/1/37	145	161
Pool #915870,
7.00%, 4/1/37	20	24
Pool #918515,
5.00%, 6/1/37	142	157
Pool #923123,
5.00%, 4/1/36	10	12
Pool #923166,
7.50%, 1/1/37	26	31
Pool #928261,
4.50%, 3/1/36	106	116
Pool #928584,
6.50%, 8/1/37	351	427
Pool #928909,
6.00%, 12/1/37	2	3
Pool #928915,
6.00%, 11/1/37	13	15
Pool #930606,
4.00%, 2/1/39	849	912
Pool #931195,
4.50%, 5/1/24	197	212
Pool #931665,
4.50%, 7/1/24	631	679
Pool #932023,
5.00%, 1/1/38	144	160
Pool #932741,
4.50%, 4/1/40	534	592
Pool #934466,
5.50%, 9/1/23	116	126
Pool #940623,
5.50%, 8/1/37	63	71
Pool #943388,
6.00%, 6/1/37	254	291
Pool #943617,
6.00%, 8/1/37	192	221
Pool #945876,
5.50%, 8/1/37	22	25
Pool #946527,
7.00%, 9/1/37	32	34
Pool #947216,
6.00%, 10/1/37	85	98
Pool #949391,
5.50%, 8/1/22	10	10
Pool #953018,
6.50%, 10/1/37	151	179
Pool #953910,
6.00%, 11/1/37	90	103
Pool #955771,
6.50%, 10/1/37	99	114
Pool #959604,
6.50%, 11/1/37	15	17
Pool #959880,
5.50%, 11/1/37	53	60
Pool #962687,
5.00%, 4/1/38	190	211
Pool #963735,
4.50%, 6/1/23	92	95
Pool #965389,
6.00%, 10/1/23	78	83
Pool #966660,
6.00%, 12/1/37	2	2
Pool #968037,
6.00%, 1/1/38	68	78

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Pool #969632,
6.50%, 1/1/38	$44	$53
Pool #970013,
4.50%, 6/1/38	180	197
Pool #971734,
4.50%, 4/1/37	40	44
Pool #972452,
5.50%, 3/1/38	350	393
Pool #975365,
5.00%, 6/1/23	57	60
Pool #976963,
5.50%, 2/1/38	1,995	2,248
Pool #981704,
5.00%, 6/1/23	193	207
Pool #981854,
5.50%, 7/1/38	147	165
Pool #984075,
4.50%, 6/1/23	56	59
Pool #986760,
5.50%, 7/1/38	536	607
Pool #987114,
5.50%, 9/1/23	16	16
Pool #987115,
5.50%, 9/1/23	19	19
Pool #992472,
6.00%, 10/1/38	76	87
Pool #992491,
4.50%, 10/1/23	56	61
Pool #993055,
5.50%, 12/1/38	44	50
Pool #995018,
5.50%, 6/1/38	118	133
Pool #995203,
5.00%, 7/1/35	746	832
Pool #995266,
5.00%, 12/1/23	501	535
Pool #995737,
5.00%, 2/1/38	1,325	1,474
Pool #995879,
6.00%, 4/1/39	174	199
Pool #AA0649,
5.00%, 12/1/38	441	498
Pool #AA2939,
4.50%, 4/1/39	753	839
Pool #AA4482,
4.00%, 4/1/39	720	785
Pool #AA4562,
4.50%, 9/1/39	726	809
Pool #AA8978,
4.50%, 7/1/39	162	176
Pool #AA9357,
4.50%, 8/1/39	748	818
Pool #AB1048,
4.50%, 5/1/40	996	1,097
Pool #AB2067,
3.50%, 1/1/41	1,296	1,385
Pool #AB2092,
4.00%, 1/1/41	576	628
Pool #AB2272,
4.50%, 2/1/41	908	1,011
Pool #AB2693,
4.50%, 4/1/41	561	623
Pool #AB2768,
4.50%, 4/1/41	747	826
Pool #AB3035,
5.00%, 5/1/41	1,139	1,268
Pool #AB3246,
5.00%, 7/1/41	369	412
Pool #AB4057,
4.00%, 12/1/41	2,478	2,664
Pool #AB4293,
3.50%, 1/1/42	1,571	1,664
Pool #AB5049,
4.00%, 4/1/42	2,681	2,881
Pool #AB6016,
3.50%, 8/1/42	1,126	1,191
Pool #AB6293,
3.50%, 9/1/27	1,986	2,108
Pool #AB6472,
2.00%, 10/1/27	827	845
Pool #AB7076,
3.00%, 11/1/42	3,410	3,547
Pool #AB7503,
3.00%, 1/1/43	1,587	1,651
Pool #AB7733,
3.00%, 1/1/43	2,877	2,992
Pool #AB8823,
3.00%, 3/1/43	5,068	5,271

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Pool #AB9019,
3.00%, 4/1/43	$1,247	$1,300
Pool #AB9136,
2.50%, 4/1/43	137	138
Pool #AB9363,
3.50%, 5/1/43	3,758	3,995
Pool #AB9990,
3.00%, 7/1/33	306	323
Pool #AC2947,
5.50%, 9/1/39	544	611
Pool #AC2969,
5.00%, 9/1/39	2,573	2,889
Pool #AC3263,
4.50%, 9/1/29	287	318
Pool #AC3312,
4.50%, 10/1/39	1,383	1,514
Pool #AC4861,
4.50%, 11/1/24	528	562
Pool #AC5040,
4.00%, 10/1/24	311	330
Pool #AC6118,
4.50%, 11/1/39	388	424
Pool #AC6742,
4.50%, 1/1/40	1,433	1,590
Pool #AC8518,
5.00%, 12/1/39	718	798
Pool #AC9581,
5.50%, 1/1/40	1,502	1,698
Pool #AD0119,
6.00%, 7/1/38	514	587
Pool #AD0585,
4.50%, 12/1/39	691	772
Pool #AD0639,
6.00%, 12/1/38	164	187
Pool #AD0969,
5.50%, 8/1/37	584	661
Pool #AD5241,
4.50%, 7/1/40	570	625
Pool #AD5525,
5.00%, 6/1/40	651	729
Pool #AD5556,
4.00%, 6/1/25	229	243
Pool #AD7859,
5.00%, 6/1/40	402	449
Pool #AE0949,
4.00%, 2/1/41	1,556	1,674
Pool #AE0971,
4.00%, 5/1/25	173	185
Pool #AE0981,
3.50%, 3/1/41	1,203	1,272
Pool #AE1807,
4.00%, 10/1/40	2,049	2,205
Pool #AE3873,
4.50%, 10/1/40	284	311
Pool #AE5436,
4.50%, 10/1/40	370	405
Pool #AE5767,
2.92%, 5/1/41(1)	92	96
Pool #AH0525,
4.00%, 12/1/40	1,681	1,808
Pool #AH1295,
3.50%, 1/1/26	546	582
Pool #AH2488,
3.11%, 2/1/41(1)	93	97
Pool #AH3226,
5.00%, 2/1/41	175	194
Pool #AH4158,
4.00%, 1/1/41	306	329
Pool #AH5573,
4.00%, 2/1/41	1,287	1,404
Pool #AH5614,
3.50%, 2/1/26	596	634
Pool #AH8854,
4.50%, 4/1/41	425	466
Pool #AI1247,
4.00%, 4/1/26	283	302
Pool #AI3470,
4.50%, 6/1/41	648	711
Pool #AI4361,
2.98%, 9/1/41(1)	55	58
Pool #AI4380,
3.16%, 11/1/41(1)	39	41
Pool #AI5603,
4.50%, 7/1/41	328	359
Pool #AI7743,
4.00%, 8/1/41	483	520
Pool #AI9137,
2.50%, 11/1/27	2,165	2,247

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Pool #AI9555,
4.00%, 9/1/41	$845	$909
Pool #AI9828,
2.88%, 11/1/41(1)	146	152
Pool #AJ2001,
2.99%, 10/1/41(1)	96	100
Pool #AJ4093,
3.50%, 10/1/26	153	162
Pool #AJ4408,
4.50%, 10/1/41	183	200
Pool #AJ6086,
3.00%, 12/1/26	407	428
Pool #AJ9152,
3.50%, 12/1/26	1,873	1,987
Pool #AJ9218,
4.00%, 2/1/42	1,138	1,224
Pool #AJ9326,
3.50%, 1/1/42	1,683	1,803
Pool #AJ9355,
3.00%, 1/1/27	969	1,018
Pool #AK4524,
4.50%, 3/1/42	3,010	3,298
Pool #AK4813,
3.50%, 3/1/42	758	802
Pool #AK4945,
3.50%, 2/1/42	850	900
Pool #AK7766,
2.50%, 3/1/27	1,124	1,167
Pool #AK9444,
4.00%, 3/1/42	393	426
Pool #AL0442,
5.50%, 6/1/40	163	184
Pool #AL0766,
4.00%, 9/1/41	1,811	1,976
Pool #AL1449,
4.00%, 1/1/42	1,843	1,982
Pool #AL1849,
6.00%, 2/1/39	662	766
Pool #AL1939,
3.50%, 6/1/42	1,953	2,088
Pool #AL2243,
4.00%, 3/1/42	2,013	2,164
Pool #AL2303,
4.50%, 6/1/26	572	597
Pool #AL2326,
4.50%, 4/1/42	3,924	4,302
Pool #AL2397,
2.70%, 8/1/42(1)	213	220
Pool #AL2438,
3.00%, 9/1/27	2,443	2,578
Pool #AL2893,
3.50%, 12/1/42	4,328	4,637
Pool #AL3396,
2.50%, 3/1/28	993	1,031
Pool #AL3950,
1.71%, 8/1/43(1)	113	114
Pool #AL4408,
4.50%, 11/1/43	2,576	2,856
Pool #AL4462,
2.50%, 6/1/28	1,662	1,724
Pool #AL4908,
4.00%, 2/1/44	1,894	2,062
Pool #AL5167,
3.50%, 1/1/34	539	573
Pool #AL5254,
3.00%, 11/1/27	1,329	1,395
Pool #AL5377,
4.00%, 6/1/44	4,775	5,210
Pool #AL5734,
3.50%, 9/1/29	1,575	1,682
Pool #AL5785,
4.00%, 9/1/44	2,762	3,024
Pool #AL5953,
2.79%, 10/1/44(1)	385	399
Pool #AL6488,
3.50%, 8/1/43	964	1,030
Pool #AL7807,
3.00%, 11/1/30	3,696	3,901
Pool #AO0752,
3.00%, 4/1/42	973	1,012
Pool #AO0800,
3.00%, 4/1/27	854	897
Pool #AO2973,
3.50%, 5/1/42	2,111	2,271
Pool #AO4136,
3.50%, 6/1/42	1,429	1,513
Pool #AO7970,
2.50%, 6/1/27	571	592

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Pool #AO8031,
3.50%, 7/1/42	$3,555	$3,763
Pool #AO8629,
3.50%, 7/1/42	647	685
Pool #AP6273,
3.00%, 10/1/42	1,007	1,047
Pool #AQ6784,
3.50%, 12/1/42	1,324	1,401
Pool #AQ8185,
2.50%, 1/1/28	317	329
Pool #AQ8647,
3.50%, 12/1/42	1,623	1,717
Pool #AR1706,
2.50%, 1/1/28	5,375	5,578
Pool #AR3054,
3.00%, 1/1/28	1,274	1,346
Pool #AR3792,
3.00%, 2/1/43	944	982
Pool #AR8151,
3.00%, 3/1/43	1,659	1,726
Pool #AR9188,
2.50%, 3/1/43	201	204
Pool #AR9582,
3.00%, 3/1/43	583	613
Pool #AS0018,
3.00%, 7/1/43	3,751	3,901
Pool #AS0275,
3.00%, 8/1/33	385	406
Pool #AS3600,
3.00%, 10/1/29	2,558	2,698
Pool #AS3657,
4.50%, 10/1/44	3,187	3,481
Pool #AS4085,
4.00%, 12/1/44	973	1,060
Pool #AS4306,
3.00%, 1/1/45	1,778	1,846
Pool #AS4458,
3.50%, 2/1/45	5,386	5,727
Pool #AS4715,
3.00%, 4/1/45	1,386	1,444
Pool #AS5090,
6/1/30(9)	584	605
Pool #AS5324,
2.50%, 7/1/30	1,356	1,405
Pool #AS5500,
3.00%, 7/1/35	659	692
Pool #AS5666,
4.00%, 8/1/45	2,657	2,850
Pool #AS5892,
3.50%, 10/1/45	2,590	2,734
Pool #AS6192,
3.50%, 11/1/45	4,338	4,598
Pool #AS6262,
3.50%, 11/1/45	2,813	2,970
Pool #AS6398,
3.50%, 12/1/45	2,147	2,267
Pool #AS6730,
3.50%, 2/1/46	2,555	2,697
Pool #AS6887,
2.50%, 3/1/31	1,167	1,210
Pool #AS7149,
3.00%, 5/1/46	1,772	1,852
Pool #AS7343,
3.00%, 6/1/46	1,113	1,156
Pool #AT0666,
3.50%, 4/1/43	715	764
Pool #AT2720,
3.00%, 5/1/43	1,690	1,771
Pool #AT3164,
3.00%, 4/1/43	2,743	2,853
Pool #AT3180,
3.00%, 5/1/43	3,270	3,401
Pool #AT5026,
3.00%, 5/1/43	2,972	3,091
Pool #AU1657,
2.50%, 7/1/28	765	799
Pool #AU1689,
3.50%, 8/1/43	3,154	3,368
Pool #AU1808,
3.00%, 8/1/43	2,694	2,802
Pool #AU3164,
3.00%, 8/1/33	320	339
Pool #AU4336,
2.20%, 8/1/43(1)	492	504
Pool #AU5918,
3.00%, 9/1/43	2,474	2,573
Pool #AU5919,
3.50%, 9/1/43	2,115	2,236

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Pool #AV0691,
4.00%, 12/1/43	$3,916	$4,264
Pool #AV2339,
4.00%, 12/1/43	809	881
Pool #AW2472,
2.55%, 6/1/44(1)	601	620
Pool #AW8167,
3.50%, 2/1/42	928	983
Pool #AW8595,
3.00%, 8/1/29	643	679
Pool #AX2163,
3.50%, 11/1/44	1,384	1,460
Pool #AX4413,
4.00%, 11/1/44	3,351	3,591
Pool #AX4839,
3.50%, 11/1/44	2,413	2,546
Pool #AX6139,
4.00%, 11/1/44	3,653	3,951
Pool #AY0544,
2.50%, 8/1/27	2,398	2,488
Pool #AY3062,
3.00%, 11/1/26	764	806
Pool #AY5580,
3.50%, 6/1/45	6,679	7,079
Pool #AY9555,
3.00%, 5/1/45	2,525	2,623
Pool #AZ1449,
3.00%, 7/1/45	1,610	1,672
Pool #AZ2186,
2.43%, 8/1/45(1)	91	94
Pool #AZ2936,
3.00%, 9/1/45	765	795
Pool #AZ2947,
4.00%, 9/1/45	2,426	2,602
Pool #AZ4775,
3.50%, 10/1/45	1,412	1,490
Pool #AZ5284,
2.60%, 7/1/45(1)	465	483
Pool #BA0394,
2.74%, 11/1/45(1)	474	492
Pool #BA2911,
3.00%, 11/1/30	751	787
Pool #BC0326,
3.50%, 12/1/45	963	1,017
Pool #BC1105,
2/1/46(9)	3,422	3,614
Pool #BC3705,
2.43%, 1/1/46(1)	147	152
Pool #MA0361,
4.00%, 3/1/30	288	312
Pool #MA0667,
4.00%, 3/1/31	675	731
Pool #MA0706,
4.50%, 4/1/31	874	959
Pool #MA0711,
3.50%, 4/1/31	407	432
Pool #MA0804,
4.00%, 7/1/31	461	499
Pool #MA0976,
3.50%, 2/1/32	915	975
Pool #MA1107,
3.50%, 7/1/32	1,121	1,194
Pool #MA1138,
3.50%, 8/1/32	606	645
Pool #MA1141,
3.00%, 8/1/32	304	321
Pool #MA1200,
3.00%, 10/1/32	1,635	1,724
Pool #MA1239,
3.50%, 11/1/32	819	873
Pool #MA1432,
3.00%, 5/1/33	1,612	1,699
Pool #MA1511,
2.50%, 7/1/33	461	475
Pool #MA1764,
4.00%, 1/1/34	762	825
Pool #MA2320,
3.00%, 7/1/35	1,385	1,454
Pool #MA2473,
3.50%, 12/1/35	666	708
Pool #MA2489,
2.50%, 12/1/30	1,973	2,043
Pool #MA2512,
4.00%, 1/1/46	958	1,028
Pool #MA2670,
7/1/46(9)	3,000	3,116
Pool #MA2672,
7/1/36(9)	700	735

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Fannie Mae - 13.3% continued
Pool TBA,
7/16/31(9)	$3,100	$3,166
7/16/46(9)	23,527	24,809

		377,315

Federal Home Loan Bank - 0.2%
0.88%, 6/29/18	5,000	5,020
5.50%, 7/15/36	500	721

		5,741

Freddie Mac - 1.7%
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 1/25/20	185	203
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2,
4.22%, 3/25/20	245	269
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A1,
2.75%, 12/25/19	63	64
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	263	284
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2,
4.08%, 11/25/20(1)	785	870
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21	575	633
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	350	385
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	250	265
FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	528
FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1,
1.46%, 9/25/21	315	317
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	250	259
FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	500	518
FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	210
FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	418	425
FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	750	792
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23(1)	250	274
FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23(1)	300	328
FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23(1)	227	249
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23(1)	365	401
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23(1)	350	379
FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	328
FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	327

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Freddie Mac - 1.7% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	$200	$210
FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	216
FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	273
FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	322
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	263
FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	524
FHLMC Multifamily Structured Pass Through Certificates, Series K701, Class A2,
3.88%, 11/25/17(1)	200	206
FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2,
3.15%, 2/25/18	211	217
FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2,
2.70%, 5/25/18	150	153
FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2,
2.41%, 8/25/18	224	230
FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2,
1.88%, 5/25/19	300	306
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2,
1.87%, 11/25/19	500	510
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	500	536
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	265
FHLMC Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22(1)	100	104
FHLMC Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	260
Freddie Mac,
0.75%, 7/14/17	7,000	7,010
1.00%, 9/27/17	3,000	3,013
5.13%, 11/17/17	500	531
0.75%, 1/12/18	2,000	2,003
0.88%, 3/7/18	1,000	1,002
1.00%, 5/25/18	8,000	8,014
3.75%, 3/27/19	1,000	1,080
1.13%, 4/15/19	4,000	4,034
1.75%, 5/30/19	1,000	1,027
1.25%, 8/1/19	1,000	1,012
1.25%, 10/2/19	1,000	1,012
1.38%, 5/1/20	1,000	1,015
2.38%, 1/13/22	3,000	3,177
6.75%, 3/15/31	1,200	1,861

		48,694

Freddie Mac Gold - 7.7%
Pool #A16753,
5.00%, 11/1/33	71	79
Pool #A17665,
5.00%, 1/1/34	90	100
Pool #A27950,
5.50%, 11/1/34	397	448
Pool #A31136,
5.50%, 1/1/35	228	254
Pool #A39306,
5.50%, 11/1/35	241	270
Pool #A46224,
5.00%, 7/1/35	42	47

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Freddie Mac Gold - 7.7% continued
Pool #A48104,
5.00%, 1/1/36	$71	$80
Pool #A51296,
6.00%, 8/1/36	28	32
Pool #A54897,
6.50%, 8/1/36	83	95
Pool #A56110,
5.50%, 12/1/36	255	284
Pool #A57604,
5.00%, 3/1/37	299	331
Pool #A58718,
5.50%, 3/1/37	29	32
Pool #A59081,
5.50%, 4/1/37	275	308
Pool #A60942,
5.00%, 5/1/37	77	84
Pool #A61560,
5.50%, 10/1/36	473	535
Pool #A61573,
5.00%, 9/1/34	1,153	1,297
Pool #A61597,
5.50%, 12/1/35	51	57
Pool #A64474,
5.50%, 9/1/37	26	29
Pool #A67116,
7.00%, 10/1/37	23	26
Pool #A68761,
5.50%, 9/1/37	136	151
Pool #A69169,
4.50%, 12/1/37	75	81
Pool #A69303,
6.00%, 11/1/37	37	42
Pool #A73778,
5.00%, 2/1/38	143	158
Pool #A74134,
7.00%, 2/1/38	23	24
Pool #A78507,
5.00%, 6/1/38	578	646
Pool #A81606,
6.00%, 9/1/38	18	21
Pool #A83008,
5.50%, 11/1/38	488	552
Pool #A84432,
4.50%, 2/1/39	92	101
Pool #A88476,
4.50%, 9/1/39	2,298	2,546
Pool #A88566,
5.00%, 9/1/39	1,116	1,249
Pool #A89346,
4.50%, 10/1/39	1,284	1,403
Pool #A90749,
4.50%, 1/1/40	1,133	1,255
Pool #A91541,
5.00%, 3/1/40	325	363
Pool #A91626,
4.50%, 3/1/40	679	760
Pool #A91942,
4.50%, 4/1/40	469	520
Pool #A94672,
4.50%, 10/1/40	632	694
Pool #A96296,
4.00%, 1/1/41	785	854
Pool #A96310,
4.00%, 1/1/41	527	571
Pool #A96995,
4.00%, 2/1/41	1,345	1,445
Pool #A97443,
4.50%, 3/1/41	531	584
Pool #B10630,
4.50%, 11/1/18	98	100
Pool #B17658,
4.50%, 1/1/20	3	3
Pool #B18502,
5.50%, 6/1/20	10	11
Pool #B18931,
4.50%, 3/1/20	9	10
Pool #C03457,
4.50%, 2/1/40	422	463
Pool #C03812,
3.50%, 4/1/42	895	964
Pool #C03821,
3.50%, 4/1/42	1,917	2,026
Pool #C04268,
3.00%, 10/1/42	3,389	3,523
Pool #C09004,
3.50%, 7/1/42	594	627
Pool #C09042,
3.50%, 5/1/43	780	822

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Freddie Mac Gold - 7.7% continued
Pool #C09063,
4.00%, 9/1/44	$700	$750
Pool #C09066,
3.50%, 10/1/44	962	1,015
Pool #C91009,
5.00%, 11/1/26	24	27
Pool #C91247,
5.00%, 4/1/29	189	208
Pool #C91354,
4.00%, 1/1/31	670	724
Pool #C91370,
4.50%, 5/1/31	366	402
Pool #C91388,
3.50%, 2/1/32	393	421
Pool #C91402,
4.00%, 10/1/31	568	614
Pool #C91408,
3.50%, 11/1/31	394	422
Pool #C91485,
3.50%, 8/1/32	599	642
Pool #C91811,
4.00%, 1/1/35	255	276
Pool #C91826,
3.00%, 5/1/35	455	479
Pool #C91858,
3.00%, 12/1/35	480	504
Pool #C91879,
6/1/36(9)	500	524
Pool #D97197,
5.00%, 2/1/27	9	10
Pool #D97564,
5.00%, 1/1/28	164	181
Pool #D98301,
4.50%, 7/1/29	55	59
Pool #D99094,
3.00%, 3/1/32	409	431
Pool #E03033,
3.00%, 2/1/27	874	919
Pool #E04044,
3.50%, 8/1/27	1,347	1,428
Pool #E04072,
2.50%, 8/1/27	391	406
Pool #E99030,
4.50%, 9/1/18	80	82
Pool #G01907,
4.50%, 8/1/34	49	54
Pool #G01974,
5.00%, 12/1/35	460	510
Pool #G02064,
5.00%, 2/1/36	211	234
Pool #G02069,
5.50%, 3/1/36	36	40
Pool #G02386,
6.00%, 11/1/36	345	394
Pool #G02391,
6.00%, 11/1/36	11	12
Pool #G02540,
5.00%, 11/1/34	92	103
Pool #G02649,
6.00%, 1/1/37	12	14
Pool #G02702,
6.50%, 1/1/37	45	52
Pool #G02789,
6.00%, 4/1/37	1,194	1,371
Pool #G02911,
6.00%, 4/1/37	25	28
Pool #G02973,
6.00%, 6/1/37	41	47
Pool #G03121,
5.00%, 6/1/36	187	207
Pool #G03134,
5.50%, 8/1/36	70	79
Pool #G03176,
5.00%, 8/1/37	61	67
Pool #G03218,
6.00%, 9/1/37	46	52
Pool #G03351,
6.00%, 9/1/37	95	110
Pool #G03513,
6.00%, 11/1/37	102	116
Pool #G03600,
7.00%, 11/1/37	46	55
Pool #G03737,
6.50%, 11/1/37	698	807
Pool #G03992,
6.00%, 3/1/38	123	140
Pool #G04287,
5.00%, 5/1/38	208	229

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Freddie Mac Gold - 7.7% continued
Pool #G04459,
5.50%, 6/1/38	$165	$185
Pool #G04611,
6.00%, 7/1/38	287	331
Pool #G04650,
6.50%, 9/1/38	192	221
Pool #G04817,
5.00%, 9/1/38	112	124
Pool #G05082,
5.00%, 3/1/38	264	294
Pool #G05167,
4.50%, 2/1/39	298	325
Pool #G05457,
4.50%, 5/1/39	1,561	1,719
Pool #G05725,
4.50%, 11/1/39	633	705
Pool #G05733,
5.00%, 11/1/39	498	558
Pool #G05870,
4.50%, 4/1/40	700	773
Pool #G05876,
4.50%, 4/1/40	1,862	2,084
Pool #G05969,
5.00%, 8/1/40	327	363
Pool #G05971,
5.50%, 8/1/40	1,496	1,674
Pool #G06020,
5.50%, 12/1/39	1,278	1,437
Pool #G06767,
5.00%, 10/1/41	1,057	1,172
Pool #G06947,
6.00%, 5/1/40	357	408
Pool #G07030,
4.00%, 6/1/42	3,234	3,535
Pool #G07098,
3.50%, 7/1/42	1,052	1,111
Pool #G07152,
4.00%, 6/1/42	2,585	2,780
Pool #G07171,
4.00%, 8/1/42	1,356	1,470
Pool #G07445,
2.50%, 7/1/43	828	835
Pool #G07787,
4.00%, 8/1/44	4,732	5,149
Pool #G07924,
3.50%, 1/1/45	1,323	1,414
Pool #G07961,
3.50%, 3/1/45	2,695	2,864
Pool #G08189,
7.00%, 3/1/37	35	42
Pool #G08192,
5.50%, 4/1/37	80	90
Pool #G08341,
5.00%, 4/1/39	1,551	1,712
Pool #G08477,
3.50%, 2/1/42	1,098	1,160
Pool #G08537,
3.00%, 7/1/43	3,057	3,174
Pool #G08554,
3.50%, 10/1/43	1,473	1,554
Pool #G08624,
4.00%, 1/1/45	2,298	2,460
Pool #G08632,
3.50%, 3/1/45	2,616	2,760
Pool #G08648,
3.00%, 6/1/45	945	980
Pool #G08650,
3.50%, 6/1/45	1,947	2,055
Pool #G08653,
3.00%, 7/1/45	1,898	1,969
Pool #G08660,
4.00%, 8/1/45	783	839
Pool #G08666,
3.00%, 9/1/45	6,826	7,083
Pool #G08667,
3.50%, 9/1/45	1,555	1,642
Pool #G08677,
4.00%, 11/1/45	933	999
Pool #G08681,
3.50%, 12/1/45	2,880	3,042
Pool #G08698,
3.50%, 3/1/46	1,478	1,562
Pool #G08710,
6/1/46(9)	1,500	1,556
Pool #G11776,
4.50%, 9/1/20	23	24
Pool #G12571,
4.00%, 1/1/22	86	89

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Freddie Mac Gold - 7.7% continued
Pool #G12673,
5.00%, 9/1/21	$55	$58
Pool #G12837,
4.50%, 4/1/22	80	84
Pool #G12868,
5.00%, 11/1/22	118	126
Pool #G12869,
5.00%, 9/1/22	104	112
Pool #G13136,
4.50%, 5/1/23	120	128
Pool #G13151,
6.00%, 3/1/23	111	121
Pool #G13201,
4.50%, 7/1/23	69	74
Pool #G13433,
5.50%, 1/1/24	94	103
Pool #G14168,
5.50%, 12/1/24	146	158
Pool #G14239,
4.00%, 9/1/26	2,239	2,386
Pool #G14554,
4.50%, 7/1/26	240	255
Pool #G14891,
3.00%, 10/1/28	591	624
Pool #G15089,
2.50%, 11/1/28	997	1,033
Pool #G15134,
3.00%, 5/1/29	386	408
Pool #G15468,
3.50%, 12/1/29	921	985
Pool #G18220,
6.00%, 11/1/22	14	16
Pool #G18420,
3.00%, 1/1/27	1,170	1,231
Pool #G18438,
2.50%, 6/1/27	514	532
Pool #G18442,
3.50%, 8/1/27	924	978
Pool #G18475,
2.50%, 8/1/28	3,548	3,676
Pool #G18601,
3.00%, 5/1/31	996	1,045
Pool #G30327,
4.50%, 1/1/27	28	31
Pool #G60145,
3.50%, 8/1/45	1,407	1,496
Pool #G60238,
3.50%, 10/1/45	1,920	2,051
Pool #J00991,
4.00%, 1/1/21	37	38
Pool #J02541,
4.00%, 9/1/20	20	21
Pool #J03041,
6.00%, 7/1/21	36	38
Pool #J03736,
5.50%, 11/1/21	42	45
Pool #J05307,
4.50%, 8/1/22	13	13
Pool #J06175,
5.00%, 5/1/21	15	16
Pool #J06465,
6.00%, 11/1/22	13	14
Pool #J06476,
5.50%, 11/1/22	31	33
Pool #J08098,
5.50%, 6/1/23	37	39
Pool #J08202,
5.00%, 7/1/23	26	27
Pool #J08454,
5.00%, 8/1/23	65	70
Pool #J08913,
5.50%, 10/1/23	25	27
Pool #J09148,
5.00%, 12/1/23	54	56
Pool #J09305,
5.00%, 2/1/24	118	126
Pool #J09463,
5.00%, 3/1/24	50	52
Pool #J11136,
4.00%, 11/1/24	78	83
Pool #J12098,
4.50%, 4/1/25	460	471
Pool #J14808,
3.50%, 3/1/26	842	892
Pool #J17055,
3.00%, 11/1/26	513	539
Pool #J17232,
3.00%, 11/1/26	480	507

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Freddie Mac Gold - 7.7% continued
Pool #J17932,
3.00%, 3/1/27	$787	$826
Pool #J20834,
2.50%, 10/1/27	915	948
Pool #J21601,
2.50%, 12/1/27	3,388	3,510
Pool #J22069,
2.50%, 1/1/28	222	230
Pool #J22986,
2.50%, 3/1/28	1,859	1,929
Pool #J30435,
3.00%, 1/1/30	943	996
Pool #J31371,
2.50%, 4/1/30	1,219	1,264
Pool #J32223,
2.50%, 7/1/30	909	941
Pool #K90071,
3.00%, 2/1/33	1,331	1,389
Pool #K90641,
3.50%, 6/1/33	215	229
Pool #K90791,
3.00%, 7/1/33	615	649
Pool #K91490,
3.50%, 1/1/34	1,168	1,246
Pool #K92325,
3.00%, 1/1/35	874	923
Pool #Q02211,
4.50%, 7/1/41	706	776
Pool #Q02605,
4.50%, 8/1/41	1,786	1,960
Pool #Q03085,
4.00%, 9/1/41	385	414
Pool #Q04649,
3.50%, 11/1/41	422	446
Pool #Q08894,
3.50%, 6/1/42	1,010	1,080
Pool #Q09009,
4.00%, 6/1/42	2,409	2,610
Pool #Q10389,
3.50%, 8/1/42	1,748	1,880
Pool #Q10438,
3.50%, 8/1/42	1,687	1,786
Pool #Q14324,
3.00%, 1/1/43	1,723	1,790
Pool #Q14676,
3.00%, 1/1/43	1,119	1,162
Pool #Q15438,
3.00%, 2/1/43	1,570	1,649
Pool #Q15843,
3.00%, 2/1/43	539	560
Pool #Q18305,
3.50%, 5/1/43	3,211	3,389
Pool #Q18339,
3.00%, 5/1/43	512	538
Pool #Q19697,
3.00%, 6/1/43	1,233	1,281
Pool #Q19909,
3.00%, 7/1/43	1,034	1,074
Pool #Q20550,
3.00%, 8/1/43	1,642	1,705
Pool #Q21320,
3.50%, 8/1/43	749	789
Pool #Q24954,
4.00%, 2/1/44	1,180	1,284
Pool #Q27352,
3.50%, 7/1/44	3,740	3,977
Pool #Q27353,
4.00%, 7/1/44	3,556	3,849
Pool #Q29640,
4.00%, 11/1/44	911	987
Pool #Q36759,
3.50%, 10/1/45	1,927	2,059
Pool #Q37471,
4.00%, 11/1/45	1,454	1,558
Pool #Q37986,
3.50%, 12/1/45	968	1,029
Pool #Q40841,
3.00%, 6/1/46	1,398	1,451
Pool #V60268,
3.00%, 9/1/28	1,655	1,751
Pool #V61151,
5/1/31(9)	1,185	1,229
Pool #V80003,
3.00%, 4/1/43	2,310	2,432
Pool #V80004,
3.00%, 4/1/43	638	670
Pool #V80058,
3.00%, 5/1/43	1,030	1,081

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Freddie Mac Gold - 7.7% continued
Pool TBA,
7/16/31(9)	$6,400	$6,628
7/16/46(9)	16,400	17,311

		216,608

Government National Mortgage Association I - 1.4%
Pool #510835,
5.50%, 2/15/35	44	50
Pool #597889,
5.50%, 6/15/33	222	253
Pool #614169,
5.00%, 7/15/33	86	97
Pool #616879,
3.50%, 2/15/42	777	834
Pool #617739,
6.00%, 10/15/37	18	21
Pool #634431,
6.00%, 9/15/34	22	26
Pool #641416,
5.50%, 4/15/35	174	198
Pool #646341,
6.00%, 11/15/36	72	84
Pool #648538,
5.00%, 12/15/35	67	75
Pool #651753,
5.50%, 3/15/36	24	27
Pool #658560,
6.50%, 8/15/36	77	89
Pool #670030,
3.00%, 7/15/45	954	997
Pool #675211,
6.50%, 3/15/38	29	33
Pool #675484,
5.50%, 6/15/38	134	151
Pool #676360,
6.50%, 10/15/37	20	24
Pool #682899,
6.00%, 9/15/40	242	278
Pool #687824,
5.50%, 8/15/38	186	209
Pool #687900,
5.00%, 9/15/38	177	199
Pool #687901,
5.00%, 9/15/38	188	211
Pool #688461,
6.00%, 5/15/38	47	54
Pool #692309,
6.00%, 1/15/39	111	126
Pool #697645,
5.50%, 10/15/38	63	71
Pool #698236,
5.00%, 6/15/39	552	620
Pool #698336,
4.50%, 5/15/39	642	708
Pool #699277,
6.00%, 9/15/38	58	67
Pool #700918,
5.50%, 11/15/38	232	262
Pool #700972,
5.50%, 11/15/38	36	41
Pool #701196,
6.00%, 10/15/38	67	76
Pool #703677,
5.50%, 6/15/39	202	228
Pool #704185,
5.50%, 1/15/39	60	67
Pool #704514,
4.50%, 5/15/39	1,018	1,136
Pool #704624,
4.50%, 7/15/39	2,847	3,170
Pool #717175,
4.50%, 6/15/39	708	788
Pool #719262,
5.00%, 8/15/40	262	296
Pool #720065,
4.50%, 6/15/39	2,277	2,533
Pool #720202,
4.50%, 7/15/39	479	533
Pool #723231,
4.00%, 10/15/39	416	447
Pool #723339,
5.00%, 9/15/39	278	315
Pool #726085,
4.00%, 11/15/24	235	251
Pool #728629,
4.50%, 1/15/40	961	1,068
Pool #733663,
4.50%, 5/15/40	2,216	2,467

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Government National Mortgage Association I - 1.4% continued
Pool #737286,
4.50%, 5/15/40	$741	$826
Pool #737416,
3.50%, 9/15/25	167	177
Pool #738134,
3.50%, 4/15/26	341	363
Pool #738247,
4.50%, 4/15/41	372	411
Pool #745215,
4.00%, 7/15/25	157	165
Pool #747643,
4.50%, 8/15/40	1,336	1,473
Pool #760874,
3.50%, 2/15/26	262	279
Pool #768800,
4.50%, 6/15/41	199	220
Pool #773939,
4.00%, 11/15/41	826	903
Pool #778957,
3.50%, 3/15/42	921	990
Pool #781939,
6.00%, 7/15/34	370	433
Pool #782131,
5.50%, 12/15/36	92	104
Pool #782150,
5.50%, 4/15/37	105	119
Pool #782259,
5.00%, 2/15/36	187	211
Pool #782272,
5.50%, 2/15/38	195	220
Pool #782498,
6.00%, 12/15/38	97	111
Pool #782565,
5.00%, 2/15/39	2,093	2,364
Pool #782584,
5.00%, 3/15/39	141	157
Pool #782675,
4.50%, 6/15/24	160	173
Pool #782696,
5.00%, 6/15/39	488	549
Pool #782831,
6.00%, 12/15/39	64	73
Pool #783176,
4.00%, 11/15/40	1,067	1,149
Pool #783467,
4.00%, 10/15/41	3,490	3,762
Pool #783740,
12/15/27(9)	431	449
Pool #AA6089,
3.00%, 2/15/43	603	634
Pool #AB2891,
3.00%, 9/15/42	390	408
Pool #AD8781,
3.00%, 3/15/43	542	569
Pool #AD9016,
3.00%, 4/15/43	676	707
Pool TBA,
7/16/46(9)	3,000	3,184

		40,363

Government National Mortgage Association II - 6.2%
Pool #3570,
6.00%, 6/20/34	76	90
Pool #3665,
5.50%, 1/20/35	222	250
Pool #3852,
6.00%, 5/20/36	38	44
Pool #3879,
6.00%, 7/20/36	117	133
Pool #3910,
6.00%, 10/20/36	60	69
Pool #3994,
5.00%, 6/20/37	42	47
Pool #4018,
6.50%, 8/20/37	136	165
Pool #4026,
5.00%, 9/20/37	56	62
Pool #4027,
5.50%, 9/20/37	29	33
Pool #4040,
6.50%, 10/20/37	29	35
Pool #4098,
5.50%, 3/20/38	179	199
Pool #4116,
6.50%, 4/20/38	65	79
Pool #4170,
6.00%, 6/20/38	141	161
Pool #4194,
5.50%, 7/20/38	339	373

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Government National Mortgage Association II - 6.2% continued
Pool #4243,
5.00%, 9/20/38	$84	$94
Pool #4244,
5.50%, 9/20/38	95	104
Pool #4245,
6.00%, 9/20/38	55	62
Pool #4269,
6.50%, 10/20/38	70	81
Pool #4290,
5.50%, 11/20/38	66	74
Pool #4344,
6.00%, 1/20/39	118	135
Pool #4345,
6.50%, 1/20/39	78	91
Pool #4425,
5.50%, 4/20/39	202	224
Pool #4559,
5.00%, 10/20/39	486	541
Pool #4561,
6.00%, 10/20/39	247	286
Pool #4617,
4.50%, 1/20/40	141	154
Pool #4619,
5.50%, 1/20/40	442	491
Pool #4713,
4.50%, 6/20/40	422	460
Pool #4747,
5.00%, 7/20/40	370	412
Pool #4881,
3.50%, 12/20/40	1,464	1,557
Pool #4882,
4.00%, 12/20/40	3,400	3,663
Pool #4923,
4.50%, 1/20/41	324	354
Pool #5050,
4.00%, 5/20/26	298	315
Pool #5081,
4.00%, 6/20/41	566	610
Pool #5082,
4.50%, 6/20/41	590	644
Pool #5083,
5.00%, 6/20/41	2,276	2,531
Pool #5114,
4.00%, 7/20/41	2,287	2,463
Pool #5141,
5.00%, 8/20/41	304	338
Pool #5175,
4.50%, 9/20/41	309	338
Pool #5176,
5.00%, 9/20/41	1,485	1,671
Pool #5202,
3.50%, 10/20/41	826	880
Pool #5203,
4.00%, 10/20/41	538	579
Pool #5232,
3.50%, 11/20/41	473	504
Pool #5264,
5.50%, 12/20/41	41	45
Pool #5280,
4.00%, 1/20/42	589	634
Pool #5304,
3.50%, 2/20/42	582	620
Pool #5317,
5.50%, 2/20/42	286	315
Pool #5326,
3.00%, 3/20/27	808	856
Pool #5331,
3.50%, 3/20/42	941	1,003
Pool #626951,
3.00%, 6/20/45	793	832
Pool #654804,
6.00%, 5/20/36	39	44
Pool #737602,
4.00%, 11/20/40	557	606
Pool #752757,
4.50%, 11/20/40	746	823
Pool #755677,
4.00%, 12/20/40	462	501
Pool #766711,
4.00%, 5/20/42	2,030	2,214
Pool #782433,
6.00%, 10/20/38	208	237
Pool #783976,
3.50%, 4/20/43	6,568	7,001
Pool #AA5970,
3.00%, 1/20/43	1,891	1,982
Pool #AA6054,
3.00%, 2/20/43	2,616	2,746

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Government National Mortgage Association II - 6.2% continued
Pool #AA6149,
3.00%, 3/20/43	$1,941	$2,035
Pool #AA6160,
3.50%, 3/20/43	736	786
Pool #AA6243,
3.50%, 4/20/43	291	311
Pool #AB9443,
3.50%, 11/20/42	1,157	1,231
Pool #AD1755,
3.50%, 2/20/43	1,161	1,240
Pool #AD8825,
3.50%, 3/20/43	700	747
Pool #AF5097,
4.00%, 8/20/43	2,113	2,292
Pool #AJ0645,
3.50%, 7/20/44	638	681
Pool #AJ0789,
8/20/45(9)	4,828	5,160
Pool #AJ3643,
4.00%, 10/20/44	1,329	1,443
Pool #AK6867,
3.50%, 1/20/45	3,785	4,044
Pool #AO7525,
3.50%, 8/20/45	2,931	3,132
Pool #AO7682,
4.00%, 8/20/45	1,294	1,407
Pool #MA0022,
3.50%, 4/20/42	952	1,014
Pool #MA0088,
3.50%, 5/20/42	2,126	2,266
Pool #MA0220,
3.50%, 7/20/42	1,106	1,179
Pool #MA0318,
3.50%, 8/20/42	2,040	2,174
Pool #MA0321,
5.00%, 8/20/42	583	640
Pool #MA0391,
3.00%, 9/20/42	4,073	4,273
Pool #MA0392,
3.50%, 9/20/42	865	922
Pool #MA0698,
3.00%, 1/20/43	963	1,010
Pool #MA0851,
3.00%, 3/20/43	1,408	1,477
Pool #MA0852,
3.50%, 3/20/43	1,763	1,879
Pool #MA0933,
3.00%, 4/20/43	1,734	1,819
Pool #MA0934,
3.50%, 4/20/43	603	642
Pool #MA1011,
3.00%, 5/20/43	1,664	1,746
Pool #MA1012,
3.50%, 5/20/43	1,555	1,657
Pool #MA1064,
2.50%, 6/20/28	1,001	1,043
Pool #MA1089,
3.00%, 6/20/43	1,797	1,885
Pool #MA1224,
3.50%, 8/20/43	1,419	1,512
Pool #MA1285,
3.50%, 9/20/43	799	852
Pool #MA1839,
4.00%, 4/20/44	518	553
Pool #MA1851,
2.50%, 4/20/44(1)	160	164
Pool #MA1920,
4.00%, 5/20/44	566	606
Pool #MA2224,
4.00%, 9/20/44	3,028	3,238
Pool #MA2444,
3.00%, 12/20/44	407	426
Pool #MA2521,
3.50%, 1/20/45	1,782	1,892
Pool #MA2522,
4.00%, 1/20/45	649	694
Pool #MA2677,
3.00%, 3/20/45	888	929
Pool #MA2753,
3.00%, 4/20/45	2,259	2,365
Pool #MA2754,
3.50%, 4/20/45	1,072	1,138
Pool #MA2891,
3.00%, 6/20/45	2,359	2,470
Pool #MA2892,
3.50%, 6/20/45	901	957
Pool #MA2935,
3.00%, 7/20/30	1,501	1,591

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.6%(8) continued
Government National Mortgage Association II - 6.2% continued
Pool #MA2960,
3.00%, 7/20/45	$1,758	$1,841
Pool #MA3034,
3.50%, 8/20/45	2,488	2,644
Pool #MA3106,
4.00%, 9/20/45	2,696	2,883
Pool #MA3172,
3.00%, 10/20/45	471	493
Pool #MA3174,
4.00%, 10/20/45	1,478	1,581
Pool #MA3244,
3.50%, 11/20/45	1,851	1,967
Pool #MA3245,
4.00%, 11/20/45	5,280	5,650
Pool #MA3310,
3.50%, 12/20/45	3,899	4,144
Pool #MA3320,
2.50%, 12/20/45(1)	567	585
Pool #MA3322,
3.00%, 12/20/45(1)	741	772
Pool #MA3400,
2.00%, 1/20/46(1)	237	242
Pool #MA3521,
3.50%, 3/20/46	3,631	3,861
Pool #MA3522,
4.00%, 3/20/46	1,221	1,309
Pool #MA3597,
3.50%, 4/20/46	3,475	3,694
Pool #MA3662,
3.00%, 5/20/46	2,993	3,134
Pool #MA3735,
6/20/46(9)	2,000	2,094
Pool #MA3736,
6/20/46(9)	2,600	2,765
Pool TBA,
7/16/46(9)	22,475	23,709

		174,745

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	630
5.25%, 9/15/39	1,650	2,261

		2,891

Total U.S. Government Agencies (Cost $842,324)		866,357

U.S. GOVERNMENT OBLIGATIONS - 37.0%
U.S. Treasury Bonds - 7.0%
8.75%, 8/15/20	450	593
8.00%, 11/15/21	1,125	1,532
7.13%, 2/15/23	2,000	2,753
6.25%, 8/15/23	11,550	15,481
7.63%, 2/15/25	165	249
6.00%, 2/15/26	11,750	16,548
6.13%, 11/15/27	9,000	13,286
6.25%, 5/15/30	6,000	9,431
5.38%, 2/15/31	4,000	5,933
4.50%, 2/15/36	475	684
4.38%, 2/15/38	1,890	2,694
4.50%, 5/15/38	1,700	2,466
3.50%, 2/15/39	6,000	7,572
4.25%, 5/15/39	4,250	5,940
4.50%, 8/15/39	8,000	11,565
4.38%, 11/15/39	7,000	9,950
4.63%, 2/15/40	5,250	7,718
4.38%, 5/15/40	1,000	1,423
3.75%, 8/15/41	4,000	5,218
3.13%, 2/15/42	2,000	2,363
2.75%, 8/15/42	2,500	2,754
3.38%, 5/15/44	5,000	6,162
3.00%, 11/15/44	7,000	8,048
2.50%, 2/15/45	11,000	11,452
3.00%, 5/15/45	13,000	14,942
3.00%, 11/15/45	28,000	32,196

		198,953

U.S. Treasury Notes - 30.0%
0.63%, 12/31/16	15,000	15,015
0.88%, 1/31/17	20,000	20,050
4.63%, 2/15/17	500	513
1.00%, 3/31/17	12,000	12,045
3.13%, 4/30/17	7,000	7,150
4.50%, 5/15/17	1,850	1,913
0.63%, 5/31/17	15,000	15,013
0.88%, 6/15/17	15,000	15,052
0.88%, 7/15/17	10,000	10,036
4.75%, 8/15/17	2,400	2,512
0.63%, 8/31/17	5,000	5,004
1.00%, 9/15/17	30,000	30,158
0.63%, 9/30/17	7,000	7,007
4.25%, 11/15/17	2,950	3,098
0.75%, 12/31/17	10,000	10,026

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 37.0% continued
U.S. Treasury Notes - 30.0% continued
0.88%, 1/15/18	$25,000	$25,112
0.88%, 1/31/18	10,000	10,046
3.50%, 2/15/18	6,250	6,543
0.75%, 2/28/18	5,000	5,014
3.88%, 5/15/18	3,300	3,505
1.38%, 6/30/18	2,600	2,639
0.88%, 7/15/18	15,000	15,081
1.38%, 7/31/18	10,000	10,157
1.50%, 8/31/18	17,030	17,351
3.75%, 11/15/18	2,300	2,469
1.50%, 12/31/18	10,000	10,206
1.13%, 1/15/19	5,000	5,056
0.75%, 2/15/19	5,000	5,010
2.75%, 2/15/19	18,000	18,973
1.38%, 2/28/19	4,000	4,073
1.50%, 2/28/19	5,000	5,107
1.63%, 4/30/19	10,000	10,255
0.88%, 6/15/19	10,000	10,050
1.63%, 6/30/19	10,000	10,267
0.88%, 7/31/19	2,000	2,008
1.63%, 7/31/19	10,000	10,270
3.63%, 8/15/19	18,000	19,605
1.75%, 9/30/19	30,000	30,939
3.38%, 11/15/19	16,000	17,386
1.63%, 12/31/19	2,500	2,569
3.63%, 2/15/20	5,000	5,502
1.38%, 3/31/20	2,280	2,323
1.13%, 4/30/20	4,000	4,039
3.50%, 5/15/20	5,000	5,496
1.38%, 5/31/20	15,000	15,275
1.50%, 5/31/20	20,000	20,466
2.63%, 8/15/20	3,000	3,207
2.63%, 11/15/20	3,000	3,214
1.63%, 11/30/20	10,000	10,293
1.75%, 12/31/20	10,000	10,344
1.38%, 1/31/21	10,000	10,177
3.63%, 2/15/21	12,000	13,429
1.13%, 2/28/21	29,000	29,204
1.38%, 5/31/21	12,000	12,216
2.13%, 6/30/21	1,740	1,833
2.13%, 8/15/21	36,000	37,938
2.13%, 6/30/22	10,000	10,544
1.63%, 8/15/22	19,000	19,484
2.13%, 12/31/22	5,000	5,272
1.50%, 2/28/23	15,000	15,218
1.63%, 4/30/23	20,000	20,449
1.63%, 5/31/23	1,000	1,023
2.75%, 11/15/23	5,000	5,512
2.50%, 5/15/24	20,000	21,723
2.38%, 8/15/24	24,000	25,834
2.25%, 11/15/24	23,000	24,535
2.25%, 11/15/25	14,525	15,496
1.63%, 2/15/26	69,660	70,444
1.63%, 5/15/26	15,000	15,183

		849,956

Total U.S. Government Obligations (Cost $991,219)		1,048,909

MUNICIPAL BONDS - 0.8%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	127
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	141

		268

California - 0.3%
Bay Area Toll Bridge Authority Revenue Bonds, Build America Bonds,
6.26%, 4/1/49	425	649
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	236
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	236
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	166
7.30%, 10/1/39	920	1,392
7.63%, 3/1/40	405	639
7.60%, 11/1/40	400	647
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	77

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
California - 0.3% continued
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	$200	$226
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	926
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	413
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	239
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	348
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	418
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	444
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	120
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	144
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	114
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	395
University of California Revenue Bonds, Build America Bonds,
6.27%, 5/15/31	200	224
5.95%, 5/15/45	150	202

		8,255

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	285
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	67

		352

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	207
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	387

		594

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	39

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	508

Georgia - 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	100	130
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	70	92
7.06%, 4/1/57	300	362

		584

Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	391
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	172

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Illinois - 0.1% continued
Illinois State Taxable G.O. Unlimited Bonds,
5.67%, 3/1/18	$300	$316
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	677

		1,556

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	296
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	132

		428

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	127

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	406
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	309

		715

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	237
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	327
New Jersey State Turnpike Authority Taxable Revenue Bonds, Series F, Build America Bonds,
7.41%, 1/1/40	125	196
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	186

		946

New York - 0.1%
Metropolitan Transportation Authority Dedicated Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	119
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	144
6.81%, 11/15/40	60	87
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	277
5.72%, 6/15/42	250	348
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	393
New York G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.52%, 10/1/37	100	131
5.85%, 6/1/40	85	118
New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds,
5.63%, 3/15/39	75	99
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	338
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	128
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	268
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	550	723
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	309

		3,482

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	$200	$268
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	487
Northeast Regional Sewer District Improvement Taxable Revenue Refunding Bonds, Build America Bonds,
6.04%, 11/15/40	145	167
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	241
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(3)	200	224
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	109

		1,496

Oregon - 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	273

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	221

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	139

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	238
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.),
6.45%, 2/15/35	200	239
Houston Taxable Pension Obligation G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	285	366
North Texas Tollway Authority Revenue Bonds, Series B, Build America Bonds,
6.72%, 1/1/49	125	192
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	282
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	279
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	385
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	126
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	247

		2,354

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	106

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	108
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	134
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	133

		375

Total Municipal Bonds (Cost $17,714)		22,818

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(10) (11)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 4.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(12) (13)	114,802,709	114,803

Total Investment Companies (Cost $114,803)		114,803

Total Investments - 103.6% (Cost $2,800,235)		2,935,410

Liabilities less Other Assets - (3.6)%		(102,614)

NET ASSETS - 100.0%		$2,832,796

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(2)	Step coupon bond. Rate as of June 30, 2016 is disclosed.
(3)	Century bond maturing in 2111.
(4)	Century bond maturing in 2114.
(5)	Century bond maturing in 2112.
(6)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(7)	Zero coupon bond.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(10)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(11)	Level 3 asset that is worthless, bankrupt or has been delisted.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	43.0%
U.S. Agency	22.2
AAA	4.0
AA	4.2
A	10.9
BBB	11.8
Cash Equivalents	3.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$43,780	$—	$43,780
Corporate Bonds(1)	—	612,434	—	612,434
Foreign Issuer Bonds(1)	—	226,309	—	226,309
U.S. Government Agencies(1)	—	866,357	—	866,357
U.S. Government Obligations(1)	—	1,048,909	—	1,048,909
Municipal Bonds(1)	—	22,818	—	22,818
Investment Companies	114,803	—	—	114,803

Total Investments	$114,803	$2,820,607	$—	$2,935,410

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	JUNE 30, 2016 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,800,426

Gross tax appreciation of investments	$137,043
Gross tax depreciation of investments	(2,059)

Net tax appreciation of investments	$134,984

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$108,568	$166,020	$159,785	$68	$114,803

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.1%
U.S. Treasury Bonds - 16.0%
6.00%, 2/15/26	$10	$14
6.50%, 11/15/26	75	111
6.38%, 8/15/27	115	172
6.13%, 11/15/27	75	111
5.50%, 8/15/28	150	214
5.25%, 11/15/28	100	141
6.13%, 8/15/29	50	76
6.25%, 5/15/30	175	275
5.38%, 2/15/31	200	297
4.50%, 2/15/36	190	274
4.75%, 2/15/37	125	186
5.00%, 5/15/37	100	154
4.38%, 2/15/38	150	214
4.50%, 5/15/38	95	138
3.50%, 2/15/39	160	202
4.25%, 5/15/39	200	279
4.50%, 8/15/39	175	253
4.38%, 11/15/39	250	355
4.63%, 2/15/40	485	713
4.38%, 5/15/40	390	555
3.88%, 8/15/40	300	398
4.25%, 11/15/40	275	385
4.75%, 2/15/41	295	443
4.38%, 5/15/41	390	557
3.75%, 8/15/41	255	332
3.13%, 11/15/41	225	266
3.13%, 2/15/42	300	354
3.00%, 5/15/42	205	237
2.75%, 8/15/42	620	683
2.75%, 11/15/42	415	456
3.13%, 2/15/43	630	742
2.88%, 5/15/43	625	703
3.63%, 8/15/43	500	645
3.75%, 11/15/43	1,000	1,319
3.63%, 2/15/44	550	709
3.38%, 5/15/44	700	863
3.13%, 8/15/44	625	736
3.00%, 11/15/44	805	925
2.50%, 2/15/45	650	677
3.00%, 5/15/45	850	977
2.88%, 8/15/45	625	702
3.00%, 11/15/45	900	1,035
2.50%, 2/15/46	500	521
2.50%, 5/15/46	925	964

		20,363

U.S. Treasury Notes - 83.1%
0.88%, 7/15/17	350	351
0.50%, 7/31/17	250	250
0.63%, 7/31/17	500	500
2.38%, 7/31/17	350	357
0.88%, 8/15/17	500	502
0.63%, 8/31/17	1,200	1,201
1.88%, 8/31/17	500	508
1.00%, 9/15/17	500	503
0.63%, 9/30/17	1,050	1,051
1.88%, 9/30/17	400	407
0.88%, 10/15/17	500	502
0.75%, 10/31/17	950	952
1.88%, 10/31/17	300	305
0.88%, 11/15/17	1,090	1,095
0.63%, 11/30/17	600	600
0.88%, 11/30/17	1,000	1,004
1.00%, 12/15/17	450	453
0.75%, 12/31/17	700	702
1.00%, 12/31/17	1,400	1,409
0.88%, 1/15/18	250	251
0.75%, 1/31/18	500	501
0.88%, 1/31/18	700	703
1.00%, 2/15/18	500	503
3.50%, 2/15/18	350	366
0.75%, 2/28/18	1,150	1,153
1.00%, 3/15/18	1,250	1,259
0.75%, 3/31/18	550	552
0.88%, 3/31/18	750	754
2.88%, 3/31/18	250	260
0.75%, 4/15/18	250	251
0.63%, 4/30/18	500	500
2.63%, 4/30/18	200	207
1.00%, 5/15/18	350	353
3.88%, 5/15/18	150	159
0.88%, 5/31/18	250	251
1.00%, 5/31/18	850	857
1.13%, 6/15/18	450	455
0.63%, 6/30/18	150	150
1.38%, 6/30/18	400	406

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.1% continued
U.S. Treasury Notes - 83.1% continued
0.88%, 7/15/18	$800	$804
1.38%, 7/31/18	400	406
1.00%, 8/15/18	750	756
1.50%, 8/31/18	765	779
1.00%, 9/15/18	400	403
1.38%, 9/30/18	750	762
0.88%, 10/15/18	350	352
1.25%, 10/31/18	500	507
1.75%, 10/31/18	200	205
1.25%, 11/15/18	300	304
3.75%, 11/15/18	400	429
1.25%, 11/30/18	500	507
1.38%, 11/30/18	500	509
1.25%, 12/15/18	550	558
1.38%, 12/31/18	250	254
1.50%, 12/31/18	750	765
1.13%, 1/15/19	500	506
1.25%, 1/31/19	350	355
1.50%, 1/31/19	450	459
0.75%, 2/15/19	800	802
2.75%, 2/15/19	400	422
1.38%, 2/28/19	500	509
1.50%, 2/28/19	400	409
1.00%, 3/15/19	500	504
1.50%, 3/31/19	200	204
1.63%, 3/31/19	600	615
0.88%, 4/15/19	500	502
1.25%, 4/30/19	500	508
1.63%, 4/30/19	550	564
0.88%, 5/15/19	450	452
3.13%, 5/15/19	500	534
1.13%, 5/31/19	400	405
1.50%, 5/31/19	600	614
0.88%, 6/15/19	500	502
1.63%, 6/30/19	1,000	1,027
0.88%, 7/31/19	715	718
1.63%, 7/31/19	500	514
1.00%, 8/31/19	675	680
1.63%, 8/31/19	250	257
1.00%, 9/30/19	825	831
1.75%, 9/30/19	500	516
1.50%, 10/31/19	1,000	1,023
1.00%, 11/30/19	1,000	1,007
1.63%, 12/31/19	1,500	1,541
1.25%, 1/31/20	1,000	1,015
1.38%, 1/31/20	350	357
3.63%, 2/15/20	500	550
1.25%, 2/29/20	350	355
1.38%, 2/29/20	150	153
1.13%, 3/31/20	250	253
1.38%, 3/31/20	200	204
1.13%, 4/30/20	1,000	1,010
3.50%, 5/15/20	350	385
1.38%, 5/31/20	400	407
1.50%, 5/31/20	1,300	1,330
1.63%, 6/30/20	550	566
1.63%, 7/31/20	600	617
2.00%, 7/31/20	200	209
2.63%, 8/15/20	300	321
1.38%, 8/31/20	1,000	1,018
2.13%, 8/31/20	335	351
1.38%, 9/30/20	1,000	1,018
1.38%, 10/31/20	1,605	1,634
1.75%, 10/31/20	480	496
2.63%, 11/15/20	585	627
1.63%, 11/30/20	500	515
2.00%, 11/30/20	325	340
1.75%, 12/31/20	1,305	1,350
1.38%, 1/31/21	1,050	1,069
2.13%, 1/31/21	175	184
3.63%, 2/15/21	300	336
1.13%, 2/28/21	1,400	1,410
2.00%, 2/28/21	390	408
1.25%, 3/31/21	1,400	1,416
2.25%, 3/31/21	350	370
1.38%, 4/30/21	750	763
2.25%, 4/30/21	375	397
3.13%, 5/15/21	475	523
1.38%, 5/31/21	850	865
2.00%, 5/31/21	350	367
1.13%, 6/30/21	600	603
2.13%, 6/30/21	450	474
2.25%, 7/31/21	475	503
2.13%, 8/15/21	750	790
2.00%, 8/31/21	500	524
2.13%, 9/30/21	450	474
2.00%, 10/31/21	600	628
2.00%, 11/15/21	725	760

FIXED INCOME INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.1% continued
U.S. Treasury Notes - 83.1% continued
1.88%, 11/30/21	$550	$573
2.13%, 12/31/21	475	501
1.50%, 1/31/22	500	510
2.00%, 2/15/22	425	445
1.75%, 2/28/22	500	517
1.75%, 3/31/22	860	889
1.75%, 4/30/22	450	465
1.75%, 5/15/22	375	387
1.88%, 5/31/22	550	572
2.13%, 6/30/22	450	474
2.00%, 7/31/22	300	314
1.63%, 8/15/22	800	820
1.88%, 8/31/22	475	494
1.75%, 9/30/22	500	516
1.88%, 10/31/22	575	597
1.63%, 11/15/22	555	568
2.00%, 11/30/22	300	314
2.13%, 12/31/22	725	764
1.75%, 1/31/23	825	850
2.00%, 2/15/23	675	707
1.50%, 2/28/23	800	812
1.50%, 3/31/23	450	456
1.63%, 4/30/23	650	665
1.75%, 5/15/23	1,075	1,109
1.63%, 5/31/23	700	716
1.38%, 6/30/23	500	503
2.50%, 8/15/23	650	704
2.75%, 11/15/23	850	937
2.75%, 2/15/24	1,000	1,104
2.50%, 5/15/24	1,425	1,548
2.38%, 8/15/24	975	1,050
2.25%, 11/15/24	1,025	1,093
2.00%, 2/15/25	1,125	1,177
2.13%, 5/15/25	800	845
2.00%, 8/15/25	1,050	1,098
2.25%, 11/15/25	1,550	1,654
1.63%, 2/15/26	1,000	1,011
1.63%, 5/15/26	1,900	1,923

		105,450

Total U.S. Government Obligations (Cost $120,507)		125,813

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - U.S. Government Portfolio, 0.11%(1) (2)	326,802	$327

Total Investment Companies (Cost $327)		327

Total Investments - 99.4% (Cost $120,834)		126,140

Other Assets less Liabilities - 0.6%		776

NET ASSETS - 100.0%		$126,916

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.7%
Cash Equivalents	0.3

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	JUNE 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$125,813	$—	$125,813
Investment Companies	327	—	—	327

Total Investments	$327	$125,813	$—	$126,140

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$120,993

Gross tax appreciation of investments	$5,159
Gross tax depreciation of investments	(12)

Net tax appreciation of investments	$5,147

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$1,837	$13,646	$15,156	$—	*	$327

*	Amount rounds to less than one thousand.

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7%
Arizona - 94.7%
Arizona Board of Regents State University System Revenue Bonds, Series D,
5.00%, 7/1/26	$500	$643
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,241
5.00%, 7/1/41	1,000	1,229
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	1,860	2,365
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	500	561
Arizona Board of Regents University System Revenue Refunding Bonds,
3.00%, 6/1/34	1,000	1,039
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(1)	2,000	2,199
Arizona State School Facilities Board Refunding COPS, Series A,
5.00%, 9/1/23	1,750	2,167
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18(1)	1,000	1,087
Buckeye Excise Tax Obligations Revenue Refunding Bonds,
4.00%, 7/1/27	100	116
4.00%, 7/1/28	225	260
3.00%, 7/1/30	355	369
3.00%, 7/1/31	100	104
3.00%, 7/1/32	135	141
3.13%, 7/1/33	350	366
4.00%, 7/1/36	350	390
Central Arizona State Water Conservation District Water Delivery O&M Revenue Bonds, Central Arizona Project,
5.00%, 1/1/30	825	1,055
5.00%, 1/1/31	840	1,070
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured),
5.00%, 7/1/22	1,345	1,514
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,124
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Refunding Bonds, Senior Lien,
4.00%, 7/1/32	980	1,138
Glendale Water & Sewer Revenue Bonds, Subordinate Lien (AGM Insured), Prerefunded,
5.00%, 1/1/18(1)	2,000	2,131
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds,
6.00%, 7/1/31	1,000	1,103
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL Insured),
5.00%, 7/1/22	1,000	1,043
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,172
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,154
5.25%, 8/1/31	1,005	1,086
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.25%, 7/1/23	1,970	2,137
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,301
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	940	1,188
5.50%, 7/1/29(2)	485	624
5.50%, 7/1/30(2)	375	481
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	245
Maricopa County School District No. 41 Gilbert G.O. Unlimited Refunding Bonds, Series A, School Improvement Project of 2015 (BAM Insured),
3.00%, 7/1/28	2,890	3,118

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Arizona - 94.7% continued
Maricopa County School District No. 60 Higley G.O. Unlimited Refunding Bonds, Series C, School Improvement Project of 2013 (AGM Insured),
3.00%, 7/1/25	$400	$439
3.00%, 7/1/26	430	471
3.00%, 7/1/27	665	717
Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, School Improvement (AGM Insured),
5.00%, 7/1/21	1,820	2,155
3.00%, 7/1/23	1,900	2,064
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
7/1/35(3)	1,000	1,123
Maricopa County Unified School District No. 60 Higley G.O. Limited Refunding Bonds, School Improvement (AGM Insured),
5.00%, 7/1/25	1,500	1,915
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,086
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	2,008
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	190
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A, School Improvement Project of 2015,
2.75%, 7/1/28	850	887
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,173
Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured),
2.00%, 7/1/25	3,000	3,045
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	522
Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series B, School Improvement Project of 2014 (AGM Insured),
7/1/27(3)	500	544
7/1/29(3)	775	862
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	507
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014,
2.25%, 7/1/26	800	856
Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series A, School Improvement Project of 2015,
3.00%, 7/1/24	250	277
Mesa G.O. Limited Refunding Bonds, Series A,
3.00%, 7/1/25	1,550	1,740
4.00%, 7/1/27	1,000	1,221
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,242
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured),
5.50%, 7/1/21	1,000	1,133
5.00%, 7/1/23	1,000	1,117
Northern Arizona University Revenue Refunding Bonds,
5.00%, 6/1/29	660	835
5.00%, 6/1/30	665	838
5.00%, 6/1/31	750	943
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien,
5.25%, 7/1/16	1,000	1,000
Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,125	1,425

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Arizona - 94.7% continued
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	$1,690	$1,856
5.50%, 7/1/21	1,080	1,185
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,530	1,811
Pima County Regional Transportation Fund Excise TRB,
5.00%, 6/1/21	1,500	1,785
Pima County Sewer Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	1,000	1,193
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,241
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(1)	1,350	1,567
Pima County Sewer System Revenue Refunding Bonds,
7/1/22(3)	2,000	2,440
Pima County Street & Highway Revenue Bonds, Prerefunded,
4.00%, 7/1/19(1)	1,970	2,157
Pima County Street & Highway Revenue Refunding Bonds,
7/1/22(3)	1,575	1,917
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,236
Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series B, School Improvement Project of 2014 (BAM Insured),
3.13%, 7/1/33	925	963
Pinal County Community College District G.O. Limited Refunding Bonds,
4.00%, 7/1/30	400	461
4.00%, 7/1/32	565	645
4.00%, 7/1/34	540	611
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,208
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	2,128
Rio Nuevo Multi-Purpose Facilities District Excise TRB, Subordinate Lien (AGC Insured), Escrowed to Maturity,
5.25%, 7/15/16	1,000	1,002
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/39	1,225	1,344
Santa Cruz County Pledged Revenue Refunding Bonds (AGM Insured),
3.13%, 7/1/38	755	792
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,469
Tempe G.O. Unlimited Refunding Bonds, Series B,
2.00%, 7/1/21	1,000	1,043
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Subordinate Lien (NATL Insured),
5.00%, 12/1/23	1,135	1,155
Tucson COPS (AGC Insured), Prerefunded,
5.00%, 7/1/19(1)	2,000	2,249
Tucson G.O. Unlimited Bonds, Series D,
3.00%, 7/1/24	2,000	2,209
Tucson Refunding COPS (AGM Insured),
5.00%, 7/1/26	750	957
Tucson Water Revenue Bonds,
3.00%, 7/1/27	500	543
3.00%, 7/1/28	500	537
Tucson Water System Revenue Bonds,
5.00%, 7/1/25	1,825	2,155
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), Prerefunded,
5.00%, 7/1/17(1)	1,590	1,660
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,044
5.00%, 7/1/28	1,945	2,031

		116,890

Total Municipal Bonds (Cost $108,840)		116,890

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.4%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.06%(4) (5)	11,633,028	$11,633

Total Investment Companies (Cost $11,633)		11,633

Total Investments - 104.1% (Cost $120,473)		128,523

Liabilities less Other Assets - (4.1)%		(5,008)

NET ASSETS - 100.0%		$123,515

(1)	Maturity date represents the prerefunded date.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.5%
AA	72.0
A	15.4
Cash Equivalents	9.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	9.1%
General	17.3
General Obligations	8.6
Higher Education	7.5
School District	27.2
Water	16.8
All other sectors less than 5%	13.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$116,890	$—	$116,890
Investment Companies	11,633	—	—	11,633

Total Investments	$11,633	$116,890	$—	$128,523

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$120,473

Gross tax appreciation of investments	$8,050
Gross tax depreciation of investments	—

Net tax appreciation of investments	$8,050

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$7,068	$27,186	$22,621	$1	$11,633

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guarantee Corporation

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%
California - 95.9%
Acalanes Union High School District G.O. Unlimited CABS, Series C, Election of 2008,
0.00%, 8/1/27(1)	$600	$463
0.00%, 8/1/28(1)	600	443
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	850	1,004
Anaheim Public Financing Authority Electric System District Facilities Revenue Bonds (NATL Insured),
4.50%, 10/1/37	3,000	3,082
Antelope Valley-East Kern Water Agency Water Revenue Refunding Bonds,
5.00%, 6/1/27	500	647
5.00%, 6/1/28	565	728
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E,
2.00%, 4/1/21(2)	565	588
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C,
1.88%, 4/1/19(2)	425	435
Butte-Glenn Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	500	617
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AS,
4.00%, 12/1/34	1,795	2,057
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,609
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/22	785	964
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/19	5,000	5,644
California State Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Southern California,
5.00%, 10/1/25	1,000	1,324
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,605
5.25%, 11/1/40	8,500	10,017
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,267
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/24	1,000	1,280
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,278
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	4,253
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,532
3.00%, 9/1/29	4,695	5,023
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,518
5.00%, 11/15/42	6,000	6,098
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	323
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,004
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Arts,
5.00%, 11/1/34	1,290	1,589
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Walt Disney Family Museum,
3.00%, 2/1/36	1,000	1,025
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,143

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California - 95.9% continued
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects,
6.38%, 11/1/34	$2,500	$2,991
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	2,000	2,569
5.00%, 11/1/32	1,000	1,271
California State University Systemwide Revenue Refunding Bonds, Series A,
5.00%, 11/1/24	2,250	2,907
California State University Systemwide Revenue Refunding Bonds, Series B-2,
4.00%, 11/1/21(2)	2,000	2,269
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(2)	5,750	6,741
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,258
5.50%, 4/1/19	1,000	1,129
5.00%, 9/1/19	4,720	5,347
5.00%, 10/1/19	2,990	3,397
5.00%, 9/1/20	1,690	1,976
5.00%, 10/1/20	6,000	7,035
5.50%, 4/1/21	2,000	2,257
5.00%, 10/1/22	500	617
4.00%, 5/1/23	1,485	1,759
5.00%, 10/1/23	500	631
5.00%, 12/1/23	5,000	6,338
5.00%, 5/1/24	1,450	1,848
5.25%, 3/1/30	1,500	1,743
6.50%, 4/1/33	5,260	6,093
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,500	1,851
5.00%, 12/1/23	2,450	3,106
5.00%, 10/1/26	2,750	3,533
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine LLC,
5.00%, 5/15/27	1,000	1,278
Carlsbad Unified School District G.O. Unlimited CABS,
0.00%, 5/1/19(1)	1,250	1,208
Carlsbad Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	1,000	1,315
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/26	1,000	1,310
Contra Costa County Public Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects,
5.00%, 6/1/24	1,190	1,496
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(3)	4,250	4,456
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	715	903
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	1,745	2,149
5.00%, 6/1/24	1,075	1,388
Eastern California Municipal Water District Water & Sewer COPS, Series H,
5.00%, 7/1/33	2,000	2,171
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(1)	9,940	8,808
El Dorado Irrigation District COPS, Series A (AGC Insured),
4.00%, 8/1/18	1,915	2,044
Fontana Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
2.00%, 8/1/27	1,235	1,221
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(1)	2,150	2,071
Foothill-De Anza Community College District G.O. Unlimited Bonds, Series B (AMBAC Insured), Prerefunded,
5.00%, 8/1/17(3)	3,000	3,146
Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	2,250	2,907

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California - 95.9% continued
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	$1,500	$1,803
Imperial Irrigation District Electric Revenue Refunding Bonds, Series B-2,
11/1/31(4)	1,500	1,740
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,420
Long Beach Unified School District G.O. Unlimited Bonds, Series S, Election of 2008, Prerefunded,
5.00%, 8/1/19(3)	1,005	1,137
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	70	79
Los Altos School District G.O. Unlimited Refunding Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 8/1/19	1,160	1,165
Los Angeles Community College District G.O. Unlimited Bonds, Series E, Election of 2003 (AGM Insured), Prerefunded,
5.00%, 8/1/16(3)	2,555	2,565
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/25	5,600	7,212
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	2,190	2,765
Los Angeles County G.O. Unlimited TRANS,
6/30/17(4)	7,500	7,681
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,150
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	5,000	6,372
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/28	1,145	1,466
5.00%, 12/1/29	5,130	6,538
5.00%, 12/1/31	2,000	2,526
Los Angeles Department of Airports Revenue Bonds, Series D (AMT),
5.00%, 5/15/23	3,625	4,457
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	822
5.00%, 5/15/28	600	768
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/27	4,695	5,953
5.00%, 5/15/29	2,500	3,142
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,625
5.25%, 5/15/29	5,000	5,814
5.00%, 5/15/40	3,500	3,994
Los Angeles Department of Water & Power System Revenue Bonds, Series B,
5.00%, 7/1/27	3,500	4,552
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	3,070
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	2,490	2,601
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/30	500	643
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,085	2,712
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	5,000	6,503
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,686
Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property,
5.00%, 11/1/26	1,695	2,216

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California - 95.9% continued
4.00%, 11/1/33	$3,000	$3,434
4.00%, 11/1/34	2,000	2,274
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/23	5,000	6,286
5.00%, 7/1/24	2,500	3,212
5.00%, 7/1/25	2,325	3,047
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	7,500	9,429
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,475
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 6/1/23	1,935	2,386
Marin County COPS, Prerefunded,
3.00%, 8/1/20(3)	1,595	1,729
4.00%, 8/1/20(3)	1,140	1,283
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	2,000	2,376
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,351
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,905
5.00%, 10/1/27	1,130	1,436
5.00%, 10/1/28	2,770	3,507
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/26	1,060	1,355
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,171
5.00%, 9/1/22	1,445	1,777
Mojave Water Agency COPS, Series A,
5.00%, 6/1/23	665	741
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,278
5.00%, 10/1/28	670	854
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/23	1,200	1,489
5.00%, 8/1/25	1,690	2,124
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,939
5.00%, 8/1/26	2,145	2,653
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,632
Northern California Transmission Agency Revenue Refunding Bonds, Series A, California-Oregon Project,
5.00%, 5/1/27	1,150	1,506
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	1,600	1,860
5.00%, 8/1/22	750	888
5.00%, 8/1/24	600	736
5.00%, 8/1/26	1,025	1,278
Ohlone Community College District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/32	1,000	1,171
4.00%, 8/1/33	1,080	1,258
4.00%, 8/1/34	1,255	1,456
Ohlone Community College District G.O. Unlimited Refunding Bonds,
8/1/32(4)	1,620	1,895
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	1,000	1,173
Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 11/1/25	780	1,031
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,295
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(1)	3,280	3,103
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	162
5.00%, 7/1/29	1,000	1,080

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California - 95.9% continued
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building,
5.25%, 11/1/24	$800	$1,003
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	764
Rowland Unified School District G.O. Unlimited CABS, Series B, Election of 2012,
0.00%, 8/1/38(1)	4,230	1,665
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,709
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,096
5.00%, 8/15/25	2,000	2,185
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,282
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/29	2,480	3,141
5.00%, 10/15/30	1,040	1,312
5.00%, 10/15/31	1,160	1,457
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	1,150	1,251
4.25%, 3/1/20	1,130	1,270
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
4.00%, 5/15/19(3)	1,495	1,637
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds,
5.00%, 5/15/27	2,000	2,588
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, Prerefunded,
5.00%, 5/15/19(3)	5,000	5,618
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, Escrowed to Maturity,
4.00%, 2/1/19	3,615	3,918
San Diego Regional Building Authority Revenue Refunding Bonds, Series A, County Operations Center,
5.00%, 10/15/29	6,040	7,740
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	2,057
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	2,365	3,063
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(3)	2,000	2,235
5.13%, 4/1/19(3)	1,000	1,121
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,313
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured),
4.00%, 5/1/18	1,875	1,994
San Francisco City & County G.O. Unlimited Bonds, Series D,
3.00%, 6/15/26	4,360	4,831
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	1,000	1,179
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/23	2,000	2,543
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	3,051
San Francisco Community College District G.O. Unlimited Refunding Bonds,
5.00%, 6/15/22	1,360	1,667
5.00%, 6/15/25	1,400	1,828

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California - 95.9% continued
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	$1,055	$1,319
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.75%, 3/1/28	2,000	2,418
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,300	1,538
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,192
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
2.00%, 8/1/17	4,000	4,062
3.00%, 8/1/25	3,000	3,311
San Mateo County Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Youth Services Campus,
5.00%, 7/15/27	2,335	3,066
5.00%, 7/15/29	1,370	1,778
San Mateo Sewer Revenue Bonds, Series A,
5.00%, 8/1/23	1,140	1,439
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,195
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
4.50%, 7/1/32	2,000	2,258
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,718
5.00%, 7/1/30	4,040	4,667
5.00%, 7/1/34	1,000	1,152
Santa Clara Valley Transportation Authority Measure A Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
5.00%, 4/1/17(3)	1,395	1,442
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,290
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,000	2,430
South Orange County Public Financing Authority Lease Revenue Bonds,
5.00%, 4/1/27	1,000	1,291
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/18	2,500	2,510
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,413
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	5,454
5.00%, 7/1/30	2,500	2,876
Sweetwater Union High School District G.O. Unlimited Bonds, Series B, Election of 2006,
3.00%, 8/1/25	1,860	2,074
Sweetwater Union High School District G.O. Unlimited Bonds, Series B, Election of 2006 (AGM Insured),
3.00%, 8/1/32	2,500	2,637
3.38%, 8/1/40	3,000	3,180
Tracy Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	745	978
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	774
University of California General Revenue Bonds, Series AK,
5.00%, 5/15/23(2)	1,550	1,939
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	2,000	2,560
University of California Variable Revenue Bonds, Series AT,
1.40%, 5/15/21(2)	1,000	1,011
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,320

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California - 95.9% continued
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/24	$2,000	$2,578
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(3)	1,000	1,102
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/17(1)	1,615	1,599
0.00%, 8/1/18(1)	1,635	1,600
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,346
West Valley-Mission Community College District G.O. Unlimited Bonds, Series B, Election of 2012,
5.00%, 8/1/28	2,500	3,245
West Valley-Mission Community College District G.O. Unlimited CABS, Series B,
0.00%, 8/1/16(1)	1,115	1,115
Western Riverside Water & Wastewater Financing Authority Revenue Bonds, Western Municipal Water District Improvement Project (AGC Insured),
5.13%, 9/1/29	1,645	1,821
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/25	500	644
5.00%, 9/1/26	1,000	1,274

		507,532

Total Municipal Bonds (Cost $475,035)		507,532

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.8%
Northern Funds - California Municipal Money Market Fund, 0.05%(5) (6)	25,642,456	$25,642

Total Investment Companies (Cost $25,642)		25,642

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
2.00%, 10/15/16	$2,970	$2,984

Total Short-Term Investments (Cost $2,982)		2,984

Total Investments - 101.3% (Cost $503,659)		536,158

Liabilities less Other Assets - (1.3)%		(6,622)

NET ASSETS - 100.0%		$529,536

(1)	Zero coupon bond.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the puttable date.
(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(5)	7-day yield as of June 30, 2016 is disclosed.
(6)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.1%
AA	77.8
A	11.8
A1+ (Short Term)	1.4
BBB	0.2
Not rated	0.9
Cash Equivalents	4.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2016 (UNAUDITED)

established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.2%
General	12.9
General Obligation	27.3
Higher Education	5.9
Power	5.8
School District	17.7
Water	8.0
All other sectors less than 5%	16.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$507,532	$—	$507,532
Investment Companies	25,642	—	—	25,642
Short-Term Investments	—	2,984	—	2,984

Total Investments	$25,642	$510,516	$—	$536,158

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$503,659

Gross tax appreciation of investments	$32,997
Gross tax depreciation of investments	(498)

Net tax appreciation of investments	$32,499

Transactions in affiliated investments for the three months ended June 30, 2016 were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Funds - California Municipal Money Market Fund	$18,004	$85,845	$78,207	$1	$25,642

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

TAX-EXEMPT FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0%
California - 94.0%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded,
5.50%, 8/1/19(1)	$1,000	$1,147
Antelope Valley-East Kern Water Agency Water Revenue Refunding Bonds,
5.00%, 6/1/31	750	955
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(1)	3,595	3,965
Cabrillo Community College District G.O. Unlimited Refunding Bonds,
3.00%, 8/1/36	2,000	2,045
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,847
5.00%, 3/1/26	1,300	1,669
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	3,195
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	1,500	1,942
3.00%, 9/1/29	1,000	1,070
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/42	1,050	1,067
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Walt Disney Family Museum,
3.00%, 2/1/37	500	512
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,604
California State Public Works Board Lease Revenue Refunding Bonds, Series F,
5.00%, 5/1/29	1,000	1,254
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,490	1,914
5.00%, 11/1/32	1,000	1,271
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/34	2,000	2,313
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,862
5.25%, 3/1/30	3,500	4,068
5.50%, 3/1/40	2,865	3,334
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 9/1/32	1,750	2,051
Carlsbad Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,335
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/29	570	749
6.00%, 8/1/36	1,000	1,293
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured),
5.00%, 8/1/30	850	853
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured),
5.50%, 8/1/39	500	571
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(1)	705	739
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	825	1,081
Foothill-De Anza Community College District G.O. Unlimited Bonds, Series B (AMBAC Insured), Prerefunded,
5.00%, 8/1/17(1)	2,000	2,097
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	3,500	4,208
Imperial Irrigation District Electric Revenue Refunding Bonds, Series B-2,
11/1/31(2)	1,000	1,160
Los Angeles County G.O. Unlimited TRANS,
6/30/17(2)	2,000	2,048

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0% continued
California - 94.0% continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	$1,665	$2,122
4.00%, 12/1/34	1,500	1,703
4.00%, 12/1/36	1,500	1,689
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,500	3,186
5.00%, 12/1/30	2,000	2,538
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/33	2,000	2,461
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/40	1,500	1,712
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	1,000	1,045
Los Angeles Department of Water & Power Waterworks System Revenue Bonds, Series B,
5.00%, 7/1/17	1,500	1,568
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	1,665	2,191
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	15	16
Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property,
4.00%, 11/1/33	3,150	3,606
4.00%, 11/1/34	1,000	1,137
4.00%, 11/1/35	2,000	2,260
Los Angeles Unified School District G.O. Unlimited Bonds, Series D,
4.00%, 7/1/17	750	776
Los Angeles Unified School District G.O. Unlimited Bonds, Series KY,
5.00%, 7/1/17	1,020	1,065
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/24	2,500	3,212
Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds,
5.00%, 6/1/28	1,465	1,893
Marin County COPS, Prerefunded,
4.25%, 8/1/20(1)	1,575	1,790
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	600	713
5.50%, 9/1/41	2,500	3,003
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,680
6.00%, 10/1/39	2,000	2,273
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(3)	10,000	6,313
Northern California Transmission Agency Revenue Refunding Bonds, Series A, California-Oregon Project,
5.00%, 5/1/28	1,000	1,302
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	650	813
Ohlone Community College District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/35	1,360	1,575
Orange County Public Financing Authority Lease Revenue Refunding Bonds (NATL Insured),
5.00%, 7/1/17	1,050	1,096
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
1.73%, 8/1/38(4)	5,000	6,167
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,832
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	67
San Diego County Water Authority COPS, Series 2008A (AGM Insured), Prerefunded,
5.00%, 5/1/18(1)	2,000	2,161
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/27	1,000	1,277

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0% continued
California - 94.0% continued
5.00%, 10/15/29	$1,500	$1,900
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
5.00%, 5/15/19(1)	1,500	1,685
San Diego Regional Building Authority Revenue Refunding Bonds, Series A, County Operations Center,
5.00%, 10/15/31	1,800	2,282
5.00%, 10/15/32	3,435	4,341
San Diego Unified School District G.O. Unlimited CABS, Series I,
0.00%, 7/1/37(3)	2,850	1,349
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	1,000	1,295
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(1)	3,650	4,078
5.13%, 4/1/19(1)	1,500	1,681
San Francisco City & County G.O. Unlimited Bonds, Series D,
3.00%, 6/15/25	1,735	1,935
San Francisco Community College District G.O. Unlimited Refunding Bonds,
5.00%, 6/15/25	1,000	1,305
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.25%, 3/1/31	2,075	2,456
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
2.00%, 8/1/17	1,000	1,016
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,467
Santa Clara Valley Transportation Authority Measure A Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
5.00%, 4/1/17(1)	2,000	2,067
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/27	1,500	1,943
Santa Rosa Wastewater Revenue Bonds, Series A (AMBAC Insured),
5.00%, 9/1/17	1,025	1,078
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL Insured),
5.25%, 9/1/16	10	10
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,025	2,460
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	1,000	1,160
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(1)	2,520	2,792
Sweetwater Union High School District G.O. Unlimited Bonds, Series B, Election of 2006 (AGM Insured),
3.00%, 8/1/33	2,000	2,099
3.38%, 8/1/40	2,000	2,120
Sweetwater Union High School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	1,545	1,954
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17(1)	3,000	3,154
University of California Revenue Refunding Bonds, Series AO,
5.00%, 5/15/17	2,580	2,682
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,729
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,273
5.00%, 7/1/32	595	753
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(1)	4,065	4,479

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.0% continued
California - 94.0% continued
Western Riverside Water & Wastewater Financing Authority Revenue Bonds, Western Municipal Water District Improvement Project (AGC Insured),
5.13%, 9/1/29	$2,000	$2,214

		191,469

Total Municipal Bonds (Cost $172,173)		191,469

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.3%
Northern Funds - California Municipal Money Market Fund, 0.05%(5) (6)	10,757,557	$10,758

Total Investment Companies (Cost $10,758)		10,758

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.2%
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AE,
5.00%, 12/1/16	$1,000	$1,019
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
2.00%, 10/15/16	1,500	1,507

Total Short-Term Investments (Cost $2,524)		2,526

Total Investments - 100.5% (Cost $185,455)		204,753

Liabilities less Other Assets - (0.5)%		(1,108)

NET ASSETS - 100.0%		$203,645

(1)	Maturity date represents the prerefunded date.
(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(3)	Zero coupon bond.
(4)	Step coupon bond. Rate as of June 30, 2016 is disclosed.
(5)	7-day yield as of June 30, 2016 is disclosed.
(6)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.6%
AA	75.5
A	16.7
A1 (Short Term)	1.0
Not Rated	0.9
Cash Equivalent	5.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	23.1%
General Obligation	28.6
School District	18.7
Water	9.5
Higher Education	5.8
All other sectors less than 5%	14.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$191,469	$—	$191,469
Investment Companies	10,758	—	—	10,758
Short-Term Investments	—	2,526	—	2,526

Total Investments	$10,758	$193,995	$—	$204,753

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$185,481

Gross tax appreciation of investments	$19,298
Gross tax depreciation of investments	(26)

Net tax appreciation of investments	$19,272

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Funds - California Municipal Money Market Fund	$27,669	$31,035	$47,946	$1	$10,758

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%
Alabama - 0.9%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$5,000	$5,990

Arizona - 2.8%
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,562
5.00%, 2/15/46	3,500	3,841
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service of New Mexico Palo Verde,
6.25%, 1/1/38	4,000	4,416
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/45	5,000	5,991
Phoenix IDA Education Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/41	1,200	1,372
5.00%, 7/1/46	1,300	1,480

		18,662

California - 8.6%
California State Municipal Finance Authority COPS, Community Hospitals of Central California,
5.50%, 2/1/39	4,000	4,374
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne,
6.13%, 6/1/30	2,000	2,331
6.25%, 6/1/40	1,000	1,166
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(1) (2)	1,000	1,141
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,426
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center,
5.25%, 12/1/34	1,000	1,168
5.25%, 12/1/44	3,500	4,053
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	2,132
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	4,000	4,001
5.75%, 6/1/47	5,000	5,112
Imperial Irrigation District Electric Revenue Refunding Bonds, Series C,
5.00%, 11/1/37	1,500	1,869
5.00%, 11/1/38	3,355	4,174
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Series C,
5.00%, 5/15/38	3,850	4,717
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	5,000	6,206
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,674
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	4,000	4,000
5.13%, 6/1/46	2,000	2,000

		56,544

Colorado - 1.5%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,544
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,000	2,021
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,463

		10,028

Connecticut - 2.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,461
5.38%, 7/1/31	1,250	1,467
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series Q-1, Fairfield University,
5.00%, 7/1/46	4,750	5,761

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7% continued
Connecticut - 2.3% continued
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series M, Quinnipiac University,
5.00%, 7/1/35	$2,150	$2,631
5.00%, 7/1/36	3,000	3,659

		14,979

Delaware - 0.9%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,294
Delaware State Transportation Authority U.S. 301 Project Revenue Bonds,
5.00%, 6/1/45	2,680	3,257

		5,551

District of Columbia - 1.8%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	6,091
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	5,000	5,636

		11,727

Florida - 5.2%
Cape Coral Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/33	3,000	3,715
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,525	3,870
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/25	5,000	6,377
Halifax Hospital Medical Center Revenue Refunding Bonds,
5.00%, 6/1/36	4,250	5,078
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/40	1,500	1,822
5.00%, 10/1/44	1,500	1,821
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute,
6.00%, 9/1/17	765	786
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	4,000	4,846
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami,
5.00%, 4/1/40	5,000	6,028
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(3) (4)	150	—

		34,343

Georgia - 2.2%
Atlanta Water & Wastewater Revenue Bonds, Series A, Prerefunded,
6.25%, 11/1/19(5)	5,000	5,896
Atlanta Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/35	5,490	6,786
Municipal Electric Authority of Georgia Revenue Refunding Bonds, Series A, Project One Subordinate,
5.00%, 1/1/35	1,500	1,821

		14,503

Idaho - 0.5%
Idaho State Facilities Authority Revenue Bonds, St. Lukes Health System Project,
5.00%, 3/1/44	2,865	3,337

Illinois - 5.5%
Chicago O’Hare International Airport Revenue Bonds, Series C (AMT),
5.00%, 1/1/46	500	582
Chicago O’Hare International Airport Revenue Bonds, Series D,
5.00%, 1/1/46	4,000	4,747
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/28	2,500	3,045
5.00%, 11/1/29	1,000	1,213
5.00%, 11/1/30	1,000	1,209
Illinois State Finance Authority Revenue Bonds, DePaul University,
5.00%, 10/1/41	2,300	2,784

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7% continued
Illinois - 5.5% continued
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health,
7.75%, 8/15/34	$3,500	$4,194
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded,
6.88%, 8/15/19(5)	1,000	1,186
7.00%, 8/15/19(5)	1,000	1,190
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/34	5,000	6,005
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/37	2,000	2,444
5.00%, 1/1/40	3,000	3,652
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	1,000	1,180
6.00%, 6/1/28	2,000	2,396

		35,827

Indiana - 2.5%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,541
6.38%, 9/15/41	2,000	2,296
Indiana State Municipal Power Agency Revenue Bonds, Series B, Prerefunded,
6.00%, 1/1/19(5)	2,000	2,261
Indiana State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 1/1/42	3,000	3,668
North Manchester Economic Development Revenue Refunding Bonds, Peabody Retirement Community Project,
6.05%, 12/1/45(6)	389	357
North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project,
1.00%, 12/1/45	327	31
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(1) (2)	1,000	1,027
8.00%, 9/1/41	2,500	3,025

		16,206

Kentucky - 0.9%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,988
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,836

		5,824

Louisiana - 7.4%
Louisiana State Gasoline & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,662
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,384
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	3,000	3,547
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,402
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,409
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	1,000	1,176
5.00%, 11/1/45	4,000	4,681
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation,
5.00%, 5/15/47	5,000	5,970
New Orleans Aviation Board Revenue Bonds, Series A,
5.00%, 1/1/40	1,500	1,784
5.00%, 1/1/45	2,500	2,963
New Orleans Sewerage Service Revenue Bonds,
5.00%, 6/1/45	4,000	4,737

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7% continued
Louisiana - 7.4% continued
New Orleans Water Revenue Refunding Bonds,
5.00%, 12/1/44	$3,000	$3,506
Shreveport Water & Sewer Revenue Refunding Bonds,
5.00%, 12/1/40	5,000	6,009
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	2,000	2,216

		48,446

Maine - 1.6%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Eastern Maine Healthcare,
7/1/41(7)	2,500	2,907
7/1/46(7)	2,250	2,606
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
7.50%, 7/1/32	2,000	2,411
6.75%, 7/1/41	2,000	2,267

		10,191

Maryland - 2.2%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,598
Maryland State Economic Development Corp. Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects (AGM Insured),
5.00%, 6/1/35	2,500	3,085
5.00%, 6/1/43	1,805	2,204
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,884
6.13%, 1/1/36	2,000	2,366

		14,137

Massachusetts - 2.3%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,731
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center Green Bonds,
5.00%, 7/1/44	5,000	5,855
Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center,
5.75%, 7/15/43	2,000	2,335

		14,921

Michigan - 2.1%
Michigan State Finance Authority Revenue Bonds, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System,
5.00%, 7/1/35	3,000	3,519
Michigan State Finance Authority Revenue Refunding Bonds, Series D-4 Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System,
5.00%, 7/1/30	2,000	2,379
Royal Oak Hospital Finance Authority Revenue Bonds, Series V, William Beaumont Hospital, Prerefunded,
8.25%, 9/1/18(5)	2,000	2,323
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	5,218

		13,439

Minnesota - 0.5%
Western Minnesota Municipal Power Agency Revenue Bonds, Series A,
5.00%, 1/1/46	2,500	2,998

Mississippi - 1.3%
Lowndes County Solid Waste Disposal & PCR Refunding Bonds, Series A, Weyerhaeuser Co. Project,
6.80%, 4/1/22	4,710	5,831
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,950

		8,781

Missouri - 1.2%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,734
6.75%, 9/1/34	1,750	1,897

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7% continued
Missouri - 1.2% continued
Saint Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, Prerefunded,
6.38%, 12/1/17(5)	$3,005	$3,245

		7,876

Nevada - 0.7%
Clark County Airport System Revenue Refunding Bonds, Senior Series A,
5.00%, 7/1/40	4,000	4,840

New Jersey - 3.8%
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.38%, 1/1/43	2,500	2,930
New Jersey State EDA Revenue Bonds, Montclair State University Student Housing Project - Provident Group,
5.88%, 6/1/42	3,000	3,356
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/25	1,950	2,304
5.00%, 1/1/48	1,000	1,123
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,311
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System,
6.63%, 7/1/38	3,000	3,290
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/41	2,000	2,287
5.00%, 6/15/45	2,250	2,515
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/45	4,000	4,781

		24,897

New York - 8.0%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation,
5.25%, 7/1/35	1,500	1,795
5.00%, 7/1/40	2,770	3,213
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/39	5,000	6,059
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 2/1/41	5,000	6,119
New York State Convention Center Development Corp. Revenue Refunding Bonds, Hotel Unit Fee Secured,
5.00%, 11/15/40	5,000	6,135
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Icahn School of Medicine At Mount Sinai,
5.00%, 7/1/40	3,000	3,619
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School,
5.00%, 7/1/45	2,375	2,842
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	3,500	4,346
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(3) (4)	2,200	—
New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien,
5.00%, 1/1/51	5,000	6,022
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/26	3,000	3,305
5.00%, 8/1/31	2,000	2,186
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), Laguardia Airport Terminal B Redevelopment,
5.00%, 7/1/41	1,000	1,153
5.00%, 7/1/46	2,000	2,304

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7% continued
New York - 8.0% continued
Westchester County Local Development Corp. Revenue Refunding Bonds, Westchester Medical Center,
5.00%, 11/1/46	$3,000	$3,495

		52,593

North Carolina - 1.2%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,510
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community,
6.13%, 11/1/38	2,000	2,202

		7,712

Ohio - 4.8%
American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/39	1,250	1,480
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20(5)	4,000	5,016
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/21	5,690	6,881
Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,526
Ohio State University Hospital Health System Revenue Refunding Bonds,
5.00%, 1/15/46	5,250	6,302
Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System,
5.00%, 12/1/35	1,750	1,879
5.00%, 12/1/43	1,350	1,417
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	4,000	4,965

		31,466

Oklahoma - 0.6%
Grand River Dam Authority Revenue Bonds, Series A,
5.00%, 6/1/39	3,350	4,011

Pennsylvania - 3.3%
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19(5)	3,000	3,559
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,571
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation,
6.00%, 7/1/43	2,500	2,746
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,281
Pennsylvania State Turnpike Commission Revenue Bonds, Series B,
5.00%, 12/1/40	2,000	2,402
Pennsylvania State Turnpike Commission Revenue Bonds, Series C,
5.00%, 12/1/39	3,000	3,590
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,761

		21,910

Rhode Island - 1.2%
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/40	3,000	3,667
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	4,000	4,417

		8,084

South Carolina - 0.9%
South Carolina State Public Service Authority Obligations Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	2,000	2,380
South Carolina State Public Service Authority Revenue Bonds, Series E,
5.25%, 12/1/55	3,000	3,643

		6,023

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7% continued
Texas - 11.1%
Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas (PSF-Gtd.),
5.00%, 8/15/39	$2,000	$2,406
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,629
5.00%, 12/1/45	2,000	2,159
Central Regional Mobility Authority Revenue Bonds, Series A, Senior Lien,
5.00%, 1/1/45	5,500	6,527
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	3,400	4,197
Fort Worth General Purpose G.O. Limited Refunding & Improvement Bonds, Series A,
5.00%, 3/1/25	5,000	6,406
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend Project,
5.75%, 11/1/36	3,000	3,025
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,598
Mission Economic Development Corp. Revenue Bonds, Senior Lien (AMT), Natgasoline Project,
5.75%, 10/1/31	1,750	1,871
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi,
5.00%, 4/1/48	3,250	3,698
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	3,414
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,963
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20(5)	3,500	4,164
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, Blueridge Transportation (AMT),
5.00%, 12/31/45	2,000	2,335
5.00%, 12/31/50	1,000	1,162
5.00%, 12/31/55	1,000	1,158
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,593
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,942
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 8/15/42	4,475	5,255
Travis County HFDC Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	1,227
7.13%, 11/1/40	2,000	2,446
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	6,859

		73,034

Virginia - 0.7%
Stafford County EDA Hospital Facilities Revenue Refunding Bonds, Mary Washington Healthcare,
5.00%, 6/15/36	1,000	1,201
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project Green Bonds,
5.25%, 7/1/35	270	310
5.00%, 7/1/45	2,515	2,779

		4,290

Washington - 2.2%
Port of Seattle Revenue Bonds, Series A,
5.00%, 4/1/40	3,000	3,622
Washington State G.O. Unlimited Bonds, Series 2017-A,
8/1/36(7)	5,000	6,271

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7% continued
Washington - 2.2% continued
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19(5)	$4,000	$4,730

		14,623

Total Municipal Bonds (Cost $555,574)		607,793

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.0%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.06%(8) (9)	52,281,776	$52,282

Total Investment Companies (Cost $52,282)		52,282

Total Investments - 100.7% (Cost $607,856)		660,075

Liabilities less Other Assets - (0.7)%		(4,318)

NET ASSETS - 100.0%		$655,757

(1)	Restricted security that has been deemed illiquid. At June 30, 2016, the value of these restricted illiquid securities amounted to approximately $2,168,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46	2/4/16	$1,109

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/25/08	877

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Maturity date represents the prerefunded date.
(6)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.7%
AA	14.4
A	29.1
BBB	32.7
BB	5.6
B	2.0
Not rated	4.6
Cash Equivalents	7.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.9%
Development	5.8
Financials	7.9
General	7.1
Higher Education	9.9
Medical	16.7
Transportation	13.4
Water	8.1
All other sectors less than 5%	22.2

Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$607,793	$—	$607,793
Investment Companies	52,282	—	—	52,282

Total Investments	$52,282	$607,793	$—	$660,075

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$607,856

Gross tax appreciation of investments	$54,575
Gross tax depreciation of investments	(2,356)

Net tax appreciation of investments	$52,219

Transactions in affiliated investments for the three months ended June 30, 2016 were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$55,120	$59,387	$62,225	$4	$52,282

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0%
Alabama - 0.6%
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1)	$10,000	$11,261
University of Alabama General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,875	7,168

		18,429

Alaska - 0.4%
Alaska State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/28	5,560	7,028
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	6,032
Anchorage Water Revenue Refunding Bonds (NATL Insured),
5.00%, 5/1/37	1,700	1,757

		14,817

Arizona - 3.8%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/26	6,630	8,526
Arizona Board of Regents University System Revenue Refunding Bonds,
3.00%, 6/1/34	4,000	4,156
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(2)	10,000	10,994
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	5,000	6,352
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.25%, 7/1/20	10,000	11,354
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	15,182
5.00%, 7/1/29	5,000	6,307
Arizona State Transportation Board Highway Subordinated Revenue Bonds, Series A,
5.00%, 7/1/28	5,000	6,081
Chandler Excise TRB,
5.00%, 7/1/27	5,000	6,282
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	5,000	5,939
Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured),
4.00%, 7/1/26	2,500	2,990
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008,
5.00%, 7/1/22	4,150	4,907
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,728
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,475
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/26	5,000	6,332
Phoenix G.O. Unlimited Refunding Bonds,
4.00%, 7/1/22	5,000	5,818
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	12,091
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds,
5.25%, 7/1/24	5,990	6,997

		125,511

California - 11.9%
Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured),
0.00%, 8/1/39(3)	11,755	4,000
Cabrillo Community College District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/35	3,000	3,480
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
1.03%, 9/1/17(1)	5,000	5,005

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
California - 11.9% continued
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 7/1/19(2)	$1,000	$1,128
California State Educational Facilities Authority Revenue Bonds, Series T-1, Stanford University,
5.00%, 3/15/39	5,000	7,344
California State Educational Facilities Authority Revenue Bonds, Series U-7, Stanford University,
5.00%, 6/1/46	1,000	1,547
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/19	1,010	1,141
5.00%, 9/1/20	1,000	1,169
5.00%, 3/1/26	10,000	12,840
6.25%, 11/1/34	5,000	5,916
California State G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 8/1/32	3,500	4,911
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Arts,
5.00%, 11/1/35	2,000	2,450
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	10,000	12,768
5.00%, 11/1/32	5,000	6,354
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(1)	200	235
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 9/1/17	24,910	25,911
5.00%, 9/1/34	5,555	7,099
California State Various Purpose G.O. Unlimited Refunding Bonds, Group B,
5.00%, 9/1/17	32,395	34,070
5.00%, 9/1/20	5,000	5,847
5.00%, 9/1/26	10,000	13,190
5.00%, 9/1/27	10,000	13,088
California State Veterans G.O. Unlimited Refunding Bonds, Series CM (AMT),
4.00%, 12/1/32	2,165	2,371
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/29	1,250	1,581
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
3.00%, 8/1/35(4)	11,850	11,776
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
0.00%, 8/1/39(3)	1,420	448
0.00%, 8/1/40(3)	10,000	2,992
0.00%, 8/1/41(3)	6,775	1,927
Contra Costa Water District Revenue Refunding Bonds, Series R,
5.00%, 10/1/18	1,575	1,731
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	552
Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured),
0.00%, 8/1/46(3)	12,000	2,453
Long Beach Unified School District G.O. Unlimited CABS, Series D-1,
0.00%, 8/1/35(3)	1,000	499
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	12,604
5.00%, 8/1/31	5,000	6,285
Los Angeles County G.O. Unlimited TRANS,
6/30/17(5)	50,000	51,210
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,646
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,134

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
California - 11.9% continued
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/37	$1,500	$1,880
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	5,000	6,263
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	64
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/18	1,790	1,944
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT) (NATL Insured),
5.00%, 8/1/17	4,850	4,967
Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property,
5.00%, 11/1/27	10,000	12,987
Los Angeles TRANS, Series B,
6/29/17(5)	15,325	15,677
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/17	10,000	10,444
Los Angeles Unified School District G.O. Unlimited Bonds, Series G, Election of 2004 (AMBAC Insured), Prerefunded,
5.00%, 7/1/16(2)	6,020	6,021
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,227
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/35	1,860	2,308
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/29	1,250	1,566
Orange County Sanitation District Wastewater Revenue Refunding, Series A,
5.00%, 2/1/36	6,660	8,462
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
5.00%, 4/1/27	1,145	1,390
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(2)	7,390	8,282
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,807
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	831
Santa Cruz County G.O. Unlimited TRANS,
3.00%, 6/29/17	10,000	10,234
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(2)	5,000	5,539
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17(2)	2,500	2,629
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	10,895	13,470

		397,849

Colorado - 1.4%
Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/15/17	5,000	5,322
Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1 (State Higher Education Intercept Program),
5.00%, 3/1/34	2,150	2,651
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured),
5.00%, 3/1/35	3,000	4,076
Denver City & County Airport System Revenue Bonds, Series B,
5.00%, 11/15/25	3,200	3,916
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,847
5.25%, 11/15/29	1,740	2,126

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Colorado - 1.4% continued
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(2)	$6,550	$7,621
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,323
Platte River Co. Power Authority Power Revenue Refunding Bonds, Series JJ,
5.00%, 6/1/27	5,000	6,550
Regional Transportation District Sales TRB, Series A, Fastracks Project (AMBAC Insured), Prerefunded,
5.00%, 11/1/16(2)	5,000	5,076

		45,508

Connecticut - 1.5%
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,358
5.00%, 4/15/23	5,500	6,556
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,941
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 9/15/26	3,825	4,571
4.00%, 9/15/27	5,000	5,606
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/15/26	4,000	5,088
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(1)	10,000	10,011
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
7/1/19(6)	4,500	4,513
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
5.00%, 8/1/32	3,500	4,355
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,881

		50,880

Delaware - 0.4%
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/17	4,590	4,794
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,128
Delaware State Transportation Authority System Revenue Refunding Bonds,
5.00%, 7/1/26	1,500	1,981
5.00%, 7/1/27	3,000	3,933

		11,836

District of Columbia - 0.9%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/18(2)	1,000	1,102
5.50%, 10/1/18(2)	10,500	11,631
6.00%, 10/1/18(2)	5,000	5,594
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.13%, 10/1/39	2,460	2,681
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,475
5.00%, 10/1/26	1,500	1,765
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,598

		29,846

Florida - 6.7%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,532
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	1,295	1,540
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,177
5.00%, 9/1/25	1,000	1,173
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,885

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Florida - 6.7% continued
Broward County School Board Refunding COPS, Series A,
5.00%, 7/1/26	$3,160	$4,034
5.00%, 7/1/28	2,265	2,857
Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series A,
5.25%, 6/1/28	11,135	12,194
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
3.00%, 6/1/26	3,115	3,481
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/24	3,000	3,826
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/17	10,000	10,411
Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way,
5.25%, 7/1/37	12,475	13,161
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Right of Way,
5.00%, 7/1/24	5,000	6,400
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	4,027
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,664
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	400	404
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	3,005
Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL Insured),
5.00%, 10/1/23	4,245	4,290
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,856
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	967
5.00%, 8/1/23	1,125	1,383
Miami Beach Redevelopment Agency Tax Increment Tax Allocation Refunding Bonds, City Center (AGM Insured),
5.00%, 2/1/31	2,250	2,730
Miami Beach Stormwater Revenue Bonds,
5.00%, 9/1/41	2,500	3,000
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,603
5.00%, 10/1/32	3,890	4,640
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	787
Miami-Dade County G.O. Unlimited Bonds, Series 2014-A, Building Better Communities Program,
5.00%, 7/1/34	10,185	12,890
5.00%, 7/1/43	7,000	8,751
Miami-Dade County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/25	10,000	12,947
5.00%, 7/1/37	5,000	6,271
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,943
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,548
5.25%, 10/1/22	2,500	3,097
Orange County School Board Refunding COPS, Series C,
5.00%, 8/1/31	2,175	2,702
Palm Beach County Solid Waste Authority Revenue Refunding Bonds,
5.00%, 10/1/31	5,000	5,906
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	6,159
5.25%, 6/1/30	5,000	6,147

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Florida - 6.7% continued
Sarasota County Utility System Revenue Bonds, Series A,
4.00%, 10/1/43	$10,000	$11,272
South Florida Water Management District Refunding COPS,
5.00%, 10/1/33	5,000	6,243
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	9,630	10,007
Tampa Health System Revenue Bonds, Series A, Baycare,
4.00%, 11/15/46	15,000	16,516

		224,426

Georgia - 2.2%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(2)	10,000	11,189
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
5.00%, 2/1/26	5,000	6,490
2/1/28(5)	10,000	13,125
Georgia State G.O. Unlimited Refunding Bonds, Series C-1,
1/1/25(5)	30,000	36,675
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,953
5.50%, 7/1/60	2,500	3,066

		73,498

Hawaii - 1.2%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,159
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,500	6,618
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	12,831
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution,
5.00%, 7/1/27	3,310	4,221
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL Insured), Prerefunded,
5.00%, 7/1/16(2)	3,000	3,000
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	10,000	12,754

		40,583

Idaho - 0.1%
Idaho State G.O. Unlimited TANS,
6/30/17(5)	5,000	5,065

Illinois - 2.0%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,931
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,428
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	6,172
Illinois State Build Sales TRB,
5.00%, 6/15/19	5,000	5,582
Illinois State Build Sales TRB, Series B, Unrefunded Balance,
5.00%, 6/15/24	1,515	1,677
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,819
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,789
4.13%, 11/15/37	1,215	1,314
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-IBC FGIC Insured), Prerefunded,
5.25%, 2/1/17(2)	1,830	1,880
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,741
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/30	5,500	6,466

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Illinois - 2.0% continued
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	$5,000	$6,135
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A,
5.00%, 2/1/29	2,000	2,253
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/23	5,965	7,106
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	3,010
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/24	6,040	7,353

		66,656

Indiana - 0.8%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,887
5.25%, 10/1/38	2,980	3,556
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/25	3,855	4,988
5.00%, 12/1/40	5,000	6,087
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding),
5.25%, 7/15/26	1,000	1,067
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,678
5.50%, 1/10/24	1,135	1,353

		25,616

Kansas - 0.1%
Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects,
5.00%, 4/1/23	3,110	3,755

Kentucky - 0.9%
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112,
5.00%, 11/1/25	5,000	6,239
5.00%, 11/1/27	10,000	12,567
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	5,305	6,741
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,555

		29,102

Louisiana - 0.5%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
5.00%, 7/15/22	5,290	6,390
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/22	1,200	1,441
5.00%, 7/15/24	2,825	3,467
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,700

		17,998

Maryland - 3.2%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/27	5,805	7,478
Baltimore Wastewater Project Revenue Refunding Bonds, Series D,
5.00%, 7/1/24	5,425	6,836
Howard County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/25	11,035	14,398
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.25%, 12/15/17	9,880	10,552
5.00%, 2/1/24	6,800	8,522
Maryland State Department of Transportation Consolidated Revenue Bonds, Third Issue,
4.00%, 12/15/25	5,000	5,962

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Maryland - 3.2% continued
Maryland State Department of Transportation County Transportation Revenue Refunding Bonds,
4.00%, 5/15/20	$2,355	$2,638
Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded,
4.50%, 3/15/19(2)	5,000	5,507
Maryland State G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/17	10,000	10,481
5.00%, 8/1/24	10,000	12,265
5.00%, 8/1/26	2,750	3,352
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, The John Hopkins Health System,
5.00%, 5/15/37	1,000	1,234
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds,
3.00%, 3/1/29	6,725	7,072
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	2,000	2,177
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,290
Montgomery County Revenue Bonds, Series 2016, Trinity Health Corp.,
5.00%, 12/1/45	2,000	2,471
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series A,
3.00%, 4/1/35	2,920	3,080

		105,315

Massachusetts - 4.4%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded,
5.25%, 7/1/18(2)	145	158
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Unrefunded Balance,
5.25%, 7/1/34	355	386
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B,
5.00%, 7/1/29	10,000	12,782
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/24	2,400	3,061
Massachusetts State College Building Authority Revenue Refunding Bonds, Series B (XLCA Insured State Appropriation Intercept Program),
5.50%, 5/1/39	5,000	7,114
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/28	10,000	11,653
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/29	5,000	5,898
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan,
3.38%, 10/1/35	4,000	4,164
Massachusetts State G.O. Limited Bonds, Series E,
3.00%, 12/1/27	2,500	2,609
Massachusetts State G.O. Limited Bonds, Series F,
5.00%, 11/1/26	5,820	7,159
Massachusetts State G.O. Limited Refunding Bonds, Series A,
3.00%, 7/1/17	13,965	14,312
5.00%, 7/1/29	5,000	6,351
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/21	2,500	3,025
5.00%, 7/1/27	6,500	8,587
5.00%, 7/1/28	5,000	6,642
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/25	3,500	4,647
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University,
5.50%, 11/15/36	5,000	5,559
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29	5,000	5,628
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series K, Massachusetts Institute of Technology,
5.50%, 7/1/22	1,250	1,576

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Massachusetts - 4.4% continued
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, Tufts University,
5.25%, 2/15/26	$1,250	$1,640
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,203
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
5.00%, 8/15/17(2)	4,980	5,224
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Unrefunded Balance,
5.00%, 8/15/37	20	21
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/18	500	547
5.50%, 6/1/21	500	608
Massachusetts State Variable G.O. Limited Refunding Bonds, Series C,
0.53%, 2/1/17(7)	10,000	10,000
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured),
5.50%, 8/1/22	3,300	4,151
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,827
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	1,110	1,186
Newton G.O. Limited Refunding Bonds, Municipal Purpose Loan,
5.00%, 1/15/29	2,720	3,546

		145,264

Michigan - 2.1%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,922
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	6,084
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	11,675
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,898
Michigan State Finance Authority Revenue Refunding Bonds, Series 2016, Trinity Health Corp.,
5.00%, 12/1/45	2,000	2,439
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group,
5.00%, 11/15/21	5,000	5,674
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health,
2.00%, 5/30/18(1)	2,905	2,962
Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Credit Group,
5.00%, 11/15/27	2,500	3,163
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
University of Michigan Revenue Refunding Bonds,
5.00%, 4/1/29	2,010	2,619
5.00%, 4/1/36	10,000	12,666
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	4,148
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,876

		70,472

Minnesota - 1.1%
Bloomington Independent School District No. 271 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/21	5,490	6,487
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	4,361

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Minnesota - 1.1% continued
Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	$2,500	$2,750
Minnesota State G.O. Unlimited Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 10/1/20	75	87
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,233
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
4.00%, 8/1/17	10,000	10,371
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/22(2)	245	301
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	5,300	6,531
Saint Paul Housing and Redevelopment Authority Health Care Facility Revenue Bonds, Health Partners Group Project, Prerefunded,
5.25%, 11/15/16(2)	5,080	5,171

		37,292

Missouri - 1.2%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/38	5,880	7,324
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,500	1,961
5.00%, 1/1/27	5,250	6,818
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded,
5.00%, 1/1/20(2)	5	6
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded, Escrowed to Maturity,
5.00%, 7/1/23	125	157
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Unrefunded Balance,
5.00%, 1/1/22	5,055	5,761
5.00%, 7/1/23	3,495	4,389
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/23	10,000	12,464
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(3)	2,100	1,645

		40,525

Nebraska - 0.6%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,842
Nebraska State Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/23	1,000	1,229
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	3,000	3,568
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/39	4,235	5,166
5.00%, 2/1/43	5,000	6,085

		20,890

Nevada - 1.5%
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,688
Clark County School District Building G.O. Limited Refunding Bonds, Series C,
5.00%, 6/15/28	8,500	10,765
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/28	3,045	3,856
Clark County School District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/23	5,000	6,180
Clark County Water Reclamation District G.O. Limited Tax Bonds, Prerefunded,
5.63%, 7/1/18(2)	10,730	11,797

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Nevada - 1.5% continued
Las Vegas City Hall G.O. Limited Refunding Bonds,
5.00%, 9/1/34	$2,000	$2,509
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, Prerefunded,
5.00%, 6/1/18(2)	8,000	8,667
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,713

		50,175

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(2)	5,000	5,647

New Jersey - 0.4%
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	3,290	3,622
New Jersey State EDA Revenue Refunding Bonds, Series XX,
5.00%, 6/15/20	2,500	2,750
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/33	5,000	6,089
Ocean County G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/1/23	1,000	1,188

		13,649

New Mexico - 0.2%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,303
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/44	1,500	1,818

		5,121

New York - 14.4%
Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded,
6.25%, 4/1/19(2)	5,000	5,755
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,715
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
5.25%, 11/15/32	10,000	13,152
Metropolitan Transportation Authority Revenue Bonds, Series B-4,
5.00%, 11/15/19(1)	1,175	1,330
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,924
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A2, Green Bond,
5.00%, 11/15/25	10,000	12,930
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/23	5,000	5,301
5.00%, 11/15/24	5,000	5,301
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	6,505
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Series B, Sustainable Neighborhood (FNMA Insured),
2.95%, 2/1/26(1)	4,000	4,250
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	5,000	6,304
5.00%, 6/15/39	8,000	9,878
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1,
5.00%, 6/15/39	5,000	5,595
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1 (State Aid Withholding),
3.00%, 7/15/17	6,725	6,889
4.00%, 7/15/36	10,000	11,458
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	11,926

NORTHERN FUNDS QUARTERLY REPORT     11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
New York - 14.4% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	$2,500	$2,779
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	12,811
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,203
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/35	10,000	12,509
5.00%, 8/1/37	8,500	10,529
5.00%, 2/1/41	10,000	12,237
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A-1,
5.00%, 11/1/21	5,000	5,720
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,366
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	6,251
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	4,895	4,914
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Prerefunded,
5.00%, 10/1/17(2)	760	800
New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Unrefunded Balance,
5.00%, 10/1/22	4,240	4,478
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/29	2,405	3,069
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/24	10,000	12,702
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(2)	3,910	4,478
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	1,090	1,230
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	10,267
New York State Dormitory Authority Personal Income TRB, Series A-2014, Unrefunded Balance,
5.00%, 2/15/39	1,930	2,134
New York State Dormitory Authority Personal Income TRB, Series B, Education,
5.75%, 3/15/36	16,000	18,178
New York State Dormitory Authority Sales Tax Supported Debt Revenue Bonds, Series A,
5.00%, 3/15/44	2,425	2,952
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	12,374
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/18	12,485	13,564
5.00%, 6/15/36	5,000	5,906
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds,
5.00%, 6/15/25	2,185	2,194
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	11,102
New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds,
5.00%, 5/15/23	2,000	2,505

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
New York - 14.4% continued
New York State Environmental Facilities Corp. Revenue Refunding Bonds, State Revolving Funds Green Bond,
5.00%, 9/15/20	$1,035	$1,215
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-IBC Insured),
5.50%, 4/1/17	2,120	2,191
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured),
5.00%, 4/1/21	7,505	8,614
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 195,
3.00%, 10/1/31	1,300	1,345
New York State Thruway Authority Revenue Refunding Bonds,
5.00%, 1/1/28	10,000	12,602
New York State Thruway Authority Transportation Personal Income TRB, Series A, Prerefunded,
5.25%, 9/15/17(2)	5,000	5,282
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/25	20,000	25,910
5.00%, 3/15/26	12,250	16,112
5.00%, 3/15/27	13,000	16,913
5.00%, 3/15/28	10,000	12,975
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.38%, 1/1/22	1,850	2,064
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,400
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 194,
5.00%, 10/15/31	10,000	12,756
5.00%, 10/15/35	5,970	7,482
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/27	10,000	12,804
5.00%, 10/15/28	5,000	6,381
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A,
5.00%, 11/15/27	1,330	1,703
Utility Debt Securitization Authority Revenue Refunding Bonds, Series A, Restructuring Bonds,
5.00%, 6/15/28	10,300	13,479
5.00%, 12/15/34	13,000	16,627
5.00%, 12/15/35	5,000	6,369

		481,694

North Carolina - 2.0%
Charlotte COPS, Series B,
3.00%, 6/1/22	10,330	10,547
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	4,397
Fayetteville Public Works Commission Revenue Refunding Bonds,
5.00%, 3/1/22	5,725	6,944
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/27	10,000	13,281
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
3.00%, 6/1/17	13,935	14,249
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series C,
5.00%, 1/1/29	10,000	12,753
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	5,828

		67,999

Ohio - 0.7%
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	2,000	2,461
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/16	4,000	4,038
Ohio State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/1/26	2,000	2,657
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	5,000	6,143
5.00%, 8/1/25	2,250	2,939
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	2,500	3,071

NORTHERN FUNDS QUARTERLY REPORT     13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Ohio - 0.7% continued
University of Cincinnati Receipts Revenue Bonds, Series G (NATL Insured), Prerefunded,
5.00%, 12/1/17(2)	$2,075	$2,205

		23,514

Oregon - 0.9%
Oregon State Article XI-Q G.O. Unlimited Refunding Bonds, Series F,
5.00%, 5/1/36	3,000	3,812
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,220
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	6,485	8,052
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	10,610
Portland Community College District G.O. Unlimited Bonds,
5.00%, 6/15/21	2,560	3,051

		30,745

Pennsylvania - 2.2%
Delaware County Authority Villanova University Revenue Bonds,
4.00%, 8/1/45	3,000	3,348
5.00%, 8/1/45	3,320	4,036
Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp.,
0.90%, 9/1/17(1)	2,000	2,002
Lower Merion School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding),
3.00%, 9/1/28	1,455	1,576
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,110
Neshaminy School Disaster G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	7,290	8,960
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 9/15/25	5,000	6,311
5.00%, 9/15/26	10,000	12,719
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series (AGM-CR Insured),
5.00%, 9/15/25	10,000	12,709
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,173
Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 7/15/23	5,000	6,217
Pennsylvania State Turnpike Commission Revenue Bonds, Series B,
5.00%, 12/1/40	5,000	6,004
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/36	3,250	3,947

		74,112

Rhode Island - 0.7%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, Prerefunded,
5.50%, 8/1/21(2)	5,000	6,120
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	3,145
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,193
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/17	10,000	10,480
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,395

		24,333

South Carolina - 1.0%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/23	2,500	3,026

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
South Carolina - 1.0% continued
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	$4,960	$6,251
Richland County School District No. 1 G.O. Unlimited Bonds (SCSDE Insured),
5.00%, 3/1/17	8,200	8,446
Scago Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	623
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(2)	12,000	13,433

		31,779

Tennessee - 1.0%
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C,
5.00%, 7/1/26	10,000	12,918
5.00%, 7/1/28	10,000	12,763
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	5,330
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
3.75%, 1/1/19	445	468
4.05%, 7/1/20	450	491
4.13%, 7/1/21	1,580	1,691

		33,661

Texas - 6.9%
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/26	3,980	5,168
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	121
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/28	5,000	6,335
Dallas Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/27	10,000	12,743
Dallas Independent School District Variable G.O. Limited Bonds, Maintenance Tax Notes,
1.50%, 8/15/18(1)	6,000	6,082
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	5,000	6,437
Dallas Waterworks & Sewer System Taxable Revenue Refunding Bonds, Series B,
2.21%, 10/1/20	3,000	3,097
Frisco Refunding & Improvement G.O. Limited Bonds,
2/15/31(5)	4,570	5,262
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	10,000	11,758
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/27	5,000	6,365
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, Prerefunded,
4.50%, 11/15/17(2)	2,500	2,634
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/18	10,940	11,709
Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
1.38%, 6/1/19(1)	3,000	3,031
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/17(2)	10,000	10,277
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.25%, 11/15/33	20,000	26,106
Humble Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/29	10,000	10,280
Laredo G.O. Limited Bonds, Certificates of Obligation (NATL Insured), Prerefunded,
5.00%, 2/15/17(2)	6,965	7,154
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19(2)	5	6

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Texas - 6.9% continued
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19(2)	$80	$91
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19(2)	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19(2)	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	2,134
North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/26	10,445	13,544
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	5,000	6,347
North Texas Tollway Authority System Revenue Refunding Bonds, Series B, Second Tier,
5.00%, 1/1/31	5,000	6,029
Red River Education Finance Corp. Higher Education Revenue Bonds, Texas Christian University (NATL Insured), Prerefunded,
5.00%, 3/15/17(2)	1,725	1,779
Round Rock Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/1/36	3,155	3,911
San Antonio Electric & Gas Revenue Refunding Bonds, Prerefunded,
5.00%, 2/1/17(2)	2,300	2,359
San Antonio Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/25	10,000	12,948
San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
2.00%, 8/1/17(1)	10,000	10,132
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/27	5,000	6,204
Texas State Public Finance Authority G.O. Unlimited Refunding Bonds,
5.00%, 10/1/20	4,190	4,904
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	70	88
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier,
5.00%, 10/1/25	1,175	1,536
Texas State Water Development Board Revenue Bonds, Series A,
5.00%, 10/15/29	10,000	12,799
University of Texas Permanent University Fund Revenue Bonds, Series A,
5.00%, 7/1/33	5,000	6,305
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	2,000	2,549
University of Texas Revenue Bonds, Series B, Green Bonds,
2.50%, 8/15/36(7)	3,000	3,084

		231,320

Utah - 1.0%
Intermountain Power Agency Power Supply Subordinated Revenue Refunding Bonds, Series A (AMBAC Insured), Partially Escrowed to Maturity,
5.00%, 7/1/17	5,000	5,220
North Davis County Sewer District Revenue Bonds,
5.00%, 3/1/23	2,265	2,809
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,000	6,128
Utah State G.O. Unlimited Refunding Bonds,
5.00%, 7/1/25	5,000	6,504
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/27	10,000	13,552

		34,213

Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,759

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.0% continued
Virginia - 1.9%
Arlington County G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/15/17	$8,805	$9,145
5.00%, 8/15/27	5,000	6,647
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	4,384
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,645
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/24	5,000	6,197
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	6,454
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,125
Virginia State Public School Authority School Financing 1997 Resolution Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/17	5,000	5,239
Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/17	5,740	6,016
5.00%, 8/1/27	6,615	8,723
Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding),
5.00%, 8/1/17	4,925	5,162
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,268

		62,005

Washington - 0.5%
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,067
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/22	5,000	6,094
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,514
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,626

		15,301

Wisconsin - 1.4%
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/34	5,000	6,269
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	10,350	13,322
Wisconsin State Health & EDA Home Ownership Revenue Bonds, Series B (FNMA Insured),
3.15%, 9/1/30	5,000	5,341
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/34	3,000	3,383
4.00%, 11/15/35	7,500	8,423
5.00%, 11/15/36	5,000	6,197
4.00%, 11/15/46	2,000	2,213
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/31	2,500	3,132

		48,280

Total Municipal Bonds (Cost $2,695,277)		2,836,440

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 10.6%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.06%(8) (9)	352,958,462	$352,958

Total Investment Companies (Cost $352,958)		352,958

NORTHERN FUNDS QUARTERLY REPORT     17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.5%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	$10,000	$10,153
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.50%, 8/15/16	2,500	2,516
California State Health Facilities Financing Authority Revenue Refunding Bonds, Lucile Packard Stanford Hospital,
3.00%, 8/15/16	3,300	3,310
Connecticut State G.O. Unlimited Bonds,
5.00%, 8/1/16	2,500	2,510
Connecticut State G.O. Unlimited Refunding Bonds, Series A, Economic Recovery Notes,
0.66%, 1/1/17(7)	10,210	10,211
Cypress-Fairbanks Independent School District Building G.O. Unlimited Bonds, Series B-1 (PSF-Gtd.),
2.00%, 8/15/16(1)	5,000	5,009
District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, SIFMA Index,
0.53%, 12/1/16(7)	5,000	4,998
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 1, Escrowed to Maturity,
5.25%, 7/1/16	10,000	10,001
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A,
4.00%, 10/1/16	3,635	3,668
Houston Independent School District G.O. Limited Bonds, Series 2014A-1A (PSF-Gtd.),
2.00%, 6/1/17(1)	5,000	5,053
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
3.00%, 7/1/16	6,025	6,025
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/16	4,865	4,884
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue,
0.42%, 7/8/16(1)	10,000	10,000
Massachusetts State School Building Authority Sales TRB, Series B,
5.00%, 1/15/17	11,100	11,372
Metropolitan Transportation Authority Revenue BANS, Subseries B1-G,
1.00%, 8/1/16	50,000	50,023
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/16	10,000	10,040
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
4.00%, 2/1/17	10,000	10,203
New York State Dormitory Authority Personal Income TRB, Series B, Group A,
5.00%, 2/15/17	6,000	6,167
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/17	7,500	7,740
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series B, Escrowed to Maturity,
5.00%, 1/1/17	4,505	4,605
Ocean County G.O. Unlimited Refunding Bonds, Series A,
3.00%, 8/1/16	8,180	8,198
Round Rock Independent School District Variable G.O. Unlimited Bonds (PSF-Gtd.),
1.50%, 8/1/16(1)	10,000	10,008
Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 4/1/17	5,360	5,542
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/16	3,780	3,824
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/17	7,525	7,779
Travis County G.O. Limited Bonds, Certificates of Obligation,
1.50%, 3/1/17	2,650	2,667
Tri-County Metropolitan Transportation District Revenue Refunding Bonds, Series B,
3.00%, 9/1/16	4,015	4,033
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/16	8,735	8,736

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.5% continued
Washington State G.O. Unlimited Refunding Bonds, Series 2016A,
5.00%, 7/1/16	$19,485	$19,488
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/17	1,840	1,881

Total Short-Term Investments (Cost $250,633)		250,644

Total Investments - 103.1% (Cost $3,298,868)		3,440,042

Liabilities less Other Assets - (3.1)%		(104,148)

NET ASSETS - 100.0%		$3,335,894

(1)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the puttable date.
(2)	Maturity date represents the prerefunded date.
(3)	Zero coupon bond.
(4)	Step coupon bond. Rate as of June 30, 2016 is disclosed.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2016. Maturity date represents the puttable date.
(7)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	21.3%
AA	54.4
A	10.1
A1+ (Short Term)	3.8
BBB	0.1
Cash Equivalent	10.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	10.3%
General	14.9
General Obligation	29.7
Higher Education	5.5
School District	7.8
Transportation	8.9
Water	8.2
All other sectors less than 5%	14.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,836,440	$—	$2,836,440
Investment Companies	352,958	—	—	352,958
Short-Term Investments	—	250,644	—	250,644

Total Investments	$352,958	$3,087,084	$—	$3,440,042

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2016 (UNAUDITED)

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,299,000

Gross tax appreciation of investments	$142,381
Gross tax depreciation of investments	(1,339)

Net tax appreciation of investments	$141,042

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$417,913	$535,421	$600,376	$24	$352,958

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Agency

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

MFH - Multifamily Housing

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan

SCSDE - South Carolina School District Enhancement

SIFMA - Securities Industry and Financial Market Association

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6%
Alabama - 0.1%
Birmingham Capital Improvement G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
4.50%, 12/1/16(1)	$365	$371
Birmingham G.O. Unlimited Refunding Bonds, Series A (NATL Insured), Forward Refunding,
5.00%, 10/1/16(1)	500	506

		877

Arizona - 3.7%
Chandler Excise TRB,
5.00%, 7/1/17	1,500	1,566
Chandler G.O. Limited Refunding Bonds,
4.00%, 7/1/21	4,000	4,593
Glendale Water & Sewer Revenue Bonds, Subordinate Lien Obligations (NATL Insured), Prerefunded,
5.00%, 7/1/17(1)	140	146
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/16	1,000	1,000
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C,
2.00%, 7/1/18	5,000	5,129
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Refunding Bonds, Series E,
1.00%, 7/1/17	775	777
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
5.00%, 7/1/16	4,250	4,251
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,191
Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured),
3.00%, 7/1/24	3,120	3,457
Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series A, School Improvement Project of 2014 (BAM Insured),
4.00%, 7/1/17	1,190	1,229
Maricopa County Union High School District No. 216 Agua Fria G.O. Limited Refunding Bonds,
4.00%, 7/1/16	770	770
Phoenix Civic Improvement Corp. Transportation Excise TRB,
4.00%, 7/1/16	3,500	3,500
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/21	5,000	5,968
Phoenix Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 7/1/16	275	275
Pima County Regional Transportation Fund Excise TRB,
5.00%, 6/1/17	800	833
Pima County Street & Highway Revenue Bonds,
4.50%, 7/1/17	150	156
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
2.00%, 7/1/16	425	425
Pinal County Obligation Revenue Bonds,
5.00%, 8/1/21	2,505	2,968
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	2,000	2,219
Tempe G.O. Unlimited Bonds, Series A,
2.00%, 7/1/17	250	253
Tucson Water System Revenue Bonds,
5.00%, 7/1/16	1,275	1,275

		42,981

California - 9.1%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B,
1.50%, 4/2/18(2)	1,000	1,010
California State Department of Water Resources Central Valley Project Revenue Refunding Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	9,000	10,947
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/21	7,175	8,573
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	3,295	3,951

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
California - 9.1% continued
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22(2)	$2,500	$3,054
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/18	10,000	10,969
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/20	8,000	9,405
5.00%, 12/1/21	5,000	6,042
California State Various Purpose G.O. Unlimited Refunding Bonds, Group B, Prerefunded,
5.00%, 6/1/17(1)	500	521
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	1,000	1,232
Elk Grove Unified School District Refunding COPS (BAM Insured),
5.00%, 2/1/18	2,415	2,575
Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series A, Election of 2014 (AGM Insured),
4.00%, 8/1/17	3,055	3,169
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	2,590	3,195
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	1,000	1,263
Los Angeles County G.O. Unlimited TRANS,
6/30/17(3)	5,000	5,121
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,641
Los Angeles TRANS, Series B,
6/29/17(3)	5,000	5,115
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(1)	5,000	5,603
San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3,
1.45%, 8/1/17(2)	6,725	6,761
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,505
San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds,
5.00%, 9/1/22	4,000	4,944
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
3.00%, 8/1/21	2,215	2,435
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/22	1,500	1,846

		104,877

Colorado - 1.5%
Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/15/16	2,870	2,930
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects,
5.00%, 11/1/17	1,875	1,983
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(1)	5,000	5,818
El Paso County School District No. 20 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/16	400	406
Pueblo Board of Waterworks Revenue Refunding Bonds,
3.00%, 11/1/16	825	832
Regional Transportation District Transit Vehicles COPS, Series A (AMBAC Insured),
5.00%, 12/1/16	1,590	1,620
Summit County School District No. Re-1 Summit G.O. Unlimited Refunding Bonds (State Aid Withholding),
1.50%, 12/1/16	1,000	1,004
Weld County School District No. 6 Greeley G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
3.00%, 12/1/16	2,600	2,626

		17,219

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Connecticut - 3.0%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	$8,000	$9,244
Connecticut State G.O. Unlimited Bonds, Series F,
5.00%, 11/15/23	3,900	4,802
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,520	5,721
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	2,500	2,894
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(2)	2,000	2,002
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University,
7/1/19(4)	1,175	1,178
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 9/1/21	4,425	5,273
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien,
5.00%, 2/1/17	2,500	2,566
Hartford G.O. Unlimited Bonds (AMBAC Insured), Prerefunded,
5.00%, 7/15/16(1)	600	601

		34,281

Delaware - 0.3%
New Castle County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/18	3,445	3,784

Florida - 4.1%
Clay County Infrastructure Sales Surtax Revenue Bonds (AGC Insured),
5.25%, 10/1/17	4,600	4,836
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	3,845	4,804
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/20	5,000	5,798
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/17	10,100	10,515
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/16	5,000	5,001
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,044
JEA Electric System Revenue Bonds, Series Three A,
5.00%, 10/1/17	940	992
JEA Electric System Revenue Refunding Bonds, Series B,
2.00%, 10/1/16	2,800	2,811
Lee County School Board COPS, Series A (AGM Insured),
4.20%, 8/1/16	250	251
Palm Beach County Public Improvement Revenue Bonds, Series 2,
5.00%, 11/1/16	600	609
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,517
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,198
Seminole County Water & Sewer Revenue Bonds (AMBAC Insured), Prerefunded,
5.00%, 10/1/16(1)	150	152
Seminole County Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 10/1/16	4,745	4,799
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/16	225	228

		47,555

Georgia - 2.5%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	433
Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/20	2,160	2,515

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Georgia - 2.5% continued
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	$1,000	$1,164
5.00%, 8/1/21	3,285	3,925
DeKalb County Water & Sewerage Revenue Refunding Bonds, Second Resolution,
5.00%, 10/1/20	1,250	1,465
Forsyth County School District G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,111
5.00%, 2/1/20	1,000	1,151
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/16	2,280	2,314
5.00%, 11/1/18	2,505	2,746
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,403
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	5,956
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series B, Third Indenture,
5.00%, 7/1/17	750	783

		28,966

Hawaii - 2.7%
Hawaii G.O. Unlimited Refunding Bonds, Series EZ,
5.00%, 10/1/23	8,000	10,063
Hawaii State G.O. Unlimited Bonds, Series DZ, Prerefunded, Escrowed to Maturity,
5.00%, 12/1/16	10	10
Hawaii State G.O. Unlimited Bonds, Series DZ, Unrefunded Balance,
5.00%, 12/1/16	390	398
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	4,301
Hawaii State G.O. Unlimited Refunding Bonds, Series EA,
5.00%, 12/1/16	2,800	2,854
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	6,016
Honolulu City & County Board of Water Supply System Revenue Bonds, Series A (NATL Insured), Prerefunded,
4.00%, 7/1/16(1)	350	350
Honolulu City & County G.O. Unlimited Bonds, Series A , Prerefunded (AGM Insured), Escrowed to Maturity,
5.25%, 7/1/16	100	100
Honolulu City & County G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured),
5.25%, 7/1/16	50	50
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/21	5,000	6,005
Honolulu City & County Wastewater System Revenue Bonds, Junior Series A, Second Bond Resolution (AGM Insured),
5.00%, 7/1/16	650	650

		30,797

Idaho - 0.3%
Blaine County G.O. Unlimited Bonds, Series A (AGC Insured), Prerefunded,
4.10%, 8/1/17(1)	695	722
Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/20	1,045	1,224
Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/17	1,945	2,049

		3,995

Illinois - 2.8%
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,391
Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B,
5.00%, 12/1/17	1,500	1,583
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(1)	500	589

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Illinois - 2.8% continued
DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	$1,000	$1,075
Evanston G.O. Unlimited Refunding Bonds, Series B,
2.00%, 12/1/16	1,000	1,006
Illinois State Finance Authority Clean Water Initiative Revenue Bonds,
5.00%, 7/1/17	1,025	1,070
5.00%, 7/1/19	5,440	6,115
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded,
5.25%, 2/1/17(1)	300	308
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	3,978
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A-1 (AGM Insured), Prerefunded,
5.00%, 7/1/16(1)	520	520
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A-2 (AGM Insured), Prerefunded,
5.00%, 7/1/16(1)	1,155	1,155
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/17	3,000	3,181
5.00%, 12/1/18	1,000	1,100
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
4.00%, 2/1/19	1,330	1,429
5.00%, 2/1/21	6,260	7,213
Tinley Park G.O. Unlimited Bonds,
4.00%, 12/1/17	470	490
Will County G.O. Unlimited Refunding Bonds,
3.00%, 11/15/16	200	202

		32,405

Indiana - 0.6%
Hamilton South Eastern Consolidated School Building Corp. First Mortgage Revenue Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded,
5.00%, 7/15/17(1)	700	732
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,877
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,752
Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
3.00%, 7/15/17	900	919
4.00%, 1/15/18	1,335	1,397

		6,677

Iowa - 0.4%
Cedar Rapids G.O. Unlimited Refunding Bonds, Series A,
4.00%, 6/1/17	4,920	5,073

Kansas - 1.0%
Butler County Unified School District No. 385 Andover G.O. Unlimited Refunding Bonds,
2.00%, 9/1/16	1,050	1,052
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/16	655	660
5.00%, 9/1/21	835	1,005
Johnson County Unified School District No. 229 G.O. Unlimited Refunding Bonds, Series B,
2.00%, 10/1/16	5,095	5,115
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,437
Wichita Sales Tax G.O. Unlimited Bonds, Series D,
3.00%, 10/1/16	1,035	1,042

		11,311

Kentucky - 0.9%
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112,
5.00%, 11/1/24	4,400	5,447
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	4,877

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Kentucky - 0.9% continued
Louisville & Jefferson County Metropolitan Government Board of Waterworks Revenue Refunding Bonds, Series A,
5.00%, 11/15/16	$275	$280

		10,604

Louisiana - 0.2%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series E, Subordinate Lien, Baton Rouge Road,
5.00%, 8/1/20	1,535	1,769

Maine - 0.0%
Maine State Municipal Bond Bank Revenue Bonds, Series C,
4.25%, 11/1/16	125	127

Maryland - 7.4%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/18	2,915	3,138
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,659
Baltimore County Consolidated Public Improvements G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	6,410	7,872
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/23	1,395	1,755
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,557
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,583
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,160
Charles County Commissioners G.O. Unlimited Bonds,
4.00%, 11/1/16	1,070	1,083
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 7/15/17	1,470	1,539
5.00%, 10/1/20	1,935	2,275
5.00%, 10/1/21	2,035	2,457
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Prerefunded, Escrowed to Maturity,
4.00%, 8/1/20	235	265
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,616
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	4,157
Maryland State & Local Facilities G.O. Unlimited Refunding Bonds, Second Series A, Prerefunded,
5.00%, 8/15/17(1)	625	656
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded,
5.00%, 3/15/17(1)	150	155
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	15,000	15,059
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C,
5.00%, 8/1/20	5,000	5,847
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	3,000	3,447
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Series C,
5.00%, 11/1/16	1,710	1,736
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 2/1/22	10,000	12,157
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/21	1,350	1,623
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series D,
4.00%, 4/1/17	225	231

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Maryland - 7.4% continued
Washington Consolidated Public Improvement Suburban Sanitary District G.O. Unlimited Bonds, Second Series,
5.00%, 6/1/17	$300	$312

		85,339

Massachusetts - 1.1%
Boston G.O. Unlimited Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 3/1/17(1)	100	103
Falmouth G.O. Limited Bonds, Series A,
3.00%, 7/15/16	1,210	1,211
Massachusetts State G.O. Limited Bonds, Series A, Consolidated Loan,
5.00%, 8/1/16	310	311
5.00%, 4/1/19	3,500	3,905
Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan,
4.00%, 8/1/17	350	363
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/18	4,200	4,576
5.00%, 8/1/19	1,000	1,129
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Escrowed to Maturity,
5.00%, 8/15/17	600	629
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Prerefunded,
5.00%, 8/15/17(1)	400	420
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program,
5.00%, 8/1/16	540	542

		13,189

Michigan - 1.6%
Allendale Public School District Building & Site G.O. Unlimited Bonds, Series A (AGM Q-SBLF Insured), Prerefunded,
5.25%, 5/1/17(1)	250	260
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	918
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,475
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/17	1,100	1,161
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,287
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/16	600	607
Michigan State Finance Authority State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/19	2,755	3,130
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,850	1,888
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,858
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	362
Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	1,340	1,493
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	965

		18,404

Minnesota - 4.3%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
3.00%, 2/1/17	825	837
Edina Independent School District No. 273 Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program),
5.00%, 2/1/18	4,310	4,611

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Minnesota - 4.3% continued
Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/21	$1,550	$1,825
Hennepin County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/21	3,000	3,637
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Wastewater G.O. Unlimited Refunding Bonds, Series E,
5.00%, 9/1/21	3,350	4,037
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/16(1)	2,065	2,096
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	4,000	4,809
Minnesota State Public Facilities Authority Clean Water Revenue Bonds, Series A, Prerefunded,
5.00%, 3/1/17(1)	2,450	2,523
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,451
Minnesota State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 10/1/16	4,570	4,623
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/19	10,075	11,462
Olmsted County G.O. Unlimited Bonds, Series A,
4.00%, 2/1/21	1,545	1,759
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/17	1,385	1,420
5.00%, 2/1/20	1,410	1,611
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,810	2,012

		49,713

Mississippi - 0.0%
Mississippi State G.O. Unlimited Refunding Bonds, Series F,
4.00%, 11/1/16	200	202

Missouri - 1.4%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	3,025	3,862
Jackson County Reorganized School District No. 7 Lees Summit G.O. Unlimited Refunding Bonds,
3.00%, 3/1/18	1,365	1,417
Jackson County Special Obligation Revenue Refunding Bonds, Truman Sports Complex Project (State Appropriation City Appropriation Insured),
5.00%, 12/1/21	5,000	6,003
Kansas City Water Revenue Refunding & Improvement Bonds, Series A (BHAC Insured),
5.00%, 12/1/16	300	306
Missouri State Highways & Transit Commission Road Revenue Bonds, Second Lien, Prerefunded,
5.25%, 5/1/17(1)	590	613
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/21	3,000	3,579

		15,780

Nebraska - 0.2%
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19	2,000	2,218

Nevada - 0.8%
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
5.00%, 9/15/21	3,260	3,905
Nevada State G.O. Limited Bonds, Series A,
5.00%, 8/1/21	2,585	3,089
Nevada State Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 12/1/16	250	255
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	1,994

		9,243

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
New Hampshire - 0.2%
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 8/15/16	$265	$267
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	1,590	1,895

		2,162

New Jersey - 2.4%
Elizabeth G.O. Unlimited Bonds,
2.00%, 4/1/17	1,620	1,635
Hudson County G.O. Unlimited Bonds (AGC Insured), Prerefunded,
4.25%, 9/1/16(1)	200	201
Monmouth County G.O. Unlimited Bonds,
4.00%, 1/15/19	3,515	3,808
Monmouth County G.O. Unlimited Bonds, Series A,
4.00%, 12/1/16	225	228
New Jersey Environmental Infrastructure Trust Revenue Bonds,
5.00%, 9/1/20	2,280	2,667
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Escrowed to Maturity,
5.00%, 9/1/18	7,775	8,492
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance,
5.00%, 9/1/18	1,325	1,414
Somerset County G.O. Unlimited Bonds,
2.00%, 7/15/17	510	518
Union County G.O. Unlimited Bonds, Prerefunded, Escrowed to Maturity,
3.00%, 3/1/19	80	85
Union County G.O. Unlimited Bonds, Series B,
2.00%, 3/1/20	500	517
Union County G.O. Unlimited Bonds, Series B, Prerefunded, Escrowed to Maturity,
3.00%, 3/1/20	55	59
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	2,932	3,150
Union County G.O. Unlimited Bonds, Unrefunded Balance,
3.00%, 3/1/19	4,235	4,487
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	478

		27,739

New Mexico - 2.1%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	2,008
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,226
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	10,448
New Mexico State Severance TRB, Series A,
5.00%, 7/1/16	350	350
New Mexico State University Revenue Refunding & Improvement Bonds, Series B,
5.00%, 4/1/18	2,615	2,813
5.00%, 4/1/19	2,710	3,022

		23,867

New York - 4.7%
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,188
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B (NATL Insured), Prerefunded,
5.00%, 11/15/16(1)	200	203
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,370
Metropolitan Transportation Authority Revenue Bonds, Subseries A-1,
5.00%, 11/15/18	3,540	3,898
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/17	705	731
5.00%, 5/1/18	1,000	1,078

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
New York - 4.7% continued
New York City Transitional Finance Authority Recovery Revenue Bonds, Subseries 3B-1,
4.00%, 11/1/16	$500	$506
New York G.O. Unlimited Bonds, Series G,
5.00%, 8/1/17	800	838
5.00%, 8/1/19	5,000	5,639
New York G.O. Unlimited Bonds, Subseries 1,
5.00%, 8/1/17	340	356
New York G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	1,475	1,744
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (AGC State Aid Withholding),
5.00%, 10/1/16	1,905	1,927
5.00%, 10/1/17	2,880	3,036
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/21	4,650	5,502
New York State Dormitory Authority Personal Income TRB, Series A, Education, Prerefunded,
5.00%, 3/15/17(1)	4,800	4,949
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	3,000	3,807
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,284
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/21	4,750	5,634
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
3.00%, 10/15/16	5,000	5,038

		54,728

North Carolina - 0.7%
Forsyth County G.O. Unlimited Bonds,
5.00%, 5/1/20	890	1,033
New Hanover County Community College G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	1,500	1,561
North Carolina State Infrastructure Finance Corp. Capital Improvements COPS, Series A (AGM Insured), Prerefunded,
5.00%, 2/1/17(1)	580	595
Wake County G.O. Unlimited School Bonds, Series A,
5.00%, 2/1/18	5,100	5,456

		8,645

Ohio - 2.0%
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,639
Columbus Various Purpose G.O. Limited Refunding Bonds, Series 2,
4.00%, 2/15/17	275	281
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,550	2,888
Columbus Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 12/15/16(1)	180	184
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,346
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	750	876
Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 12/1/20	1,770	2,070
Hamilton County Metropolitan Sewer District System Revenue Improvement Bonds, Series A (NATL Insured), Prerefunded,
5.00%, 12/1/16(1)	225	229
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	1,150	1,221
Ohio State Building Authority Revenue Bonds, Series A,
4.00%, 10/1/16	250	252
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,627
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/17	380	401

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Ohio - 2.0% continued
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	$2,000	$2,248

		23,262

Oklahoma - 0.5%
Oklahoma City G.O. Unlimited Bonds,
2.00%, 3/1/17	100	101
Tulsa G.O. Unlimited Refunding Bonds, Series A,
5.00%, 5/1/17	5,000	5,185

		5,286

Oregon - 2.3%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited Bonds, Series A (AGM Insured School Board Guaranty Program), Prerefunded,
4.75%, 6/15/17(1)	1,400	1,456
Deschutes County Admin School District No. 1 G.O. Unlimited Bonds (NATL Insured), Prerefunded,
5.00%, 6/15/17(1)	150	156
Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/21	1,925	2,287
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,494
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,436
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
4.00%, 11/15/16	200	203
Oregon State Department of Transportation Highway User TRB, Series A, Senior Lien,
5.00%, 11/15/16	3,305	3,361
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	1,740	2,048
5.00%, 11/1/21	905	1,092
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,359
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
5.00%, 6/15/22	1,165	1,427
Portland Water System Revenue Bonds, Series A, Second Lien (NATL Insured), Prerefunded,
4.50%, 10/1/16(1)	400	404
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
4.00%, 11/1/17	5,000	5,089
Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/20	1,665	1,930

		26,742

Pennsylvania - 1.1%
Delaware County Authority Villanova University Revenue Bonds (AMBAC Insured), Prerefunded,
5.00%, 8/1/16(1)	250	251
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	314
Pennsylvania State G.O. Unlimited Bonds, Second Series A, Prerefunded,
5.00%, 8/1/17(1)	150	157
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 9/15/22	5,015	6,014
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, Escrowed to Maturity,
5.00%, 9/1/17	5,000	5,258
Pennsylvania State Third G.O. Unlimited Refunding Bonds (NATL Insured),
5.38%, 7/1/16	220	220
Philadelphia Water & Wastewater Revenue Bonds, Series A,
4.00%, 1/1/17	500	509
Pittsburgh School District G.O. Unlimited Bonds, Series B (AMBAC Insured State Aid Withholding), Prerefunded,
4.13%, 9/1/16(1)	500	503

		13,226

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Rhode Island - 0.2%
Rhode Island State Infrastructure Bank Water PCR Refunding Bonds, Series B,
2.00%, 10/1/16	$1,890	$1,898
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/17	250	263

		2,161

South Carolina - 1.8%
Anderson County School District No. 5 G.O. Unlimited Bonds (SCSDE Insured),
4.00%, 3/1/17	3,075	3,146
Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/22	1,820	2,204
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	6,122
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,360
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/21	2,000	2,366
Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	2,040	2,343
5.00%, 3/1/21	2,300	2,713

		21,254

Tennessee - 0.6%
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series A,
5.00%, 5/15/22	2,505	3,053
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds, Series C, Prerefunded,
5.00%, 5/15/17(1)	215	223
Shelby County Special School G.O. Unlimited Refunding Bonds, Series B,
4.00%, 3/1/17	100	102
Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program),
5.00%, 11/1/21	2,125	2,560
Williamson County District School G.O. Unlimited Bonds, Series A,
5.00%, 4/1/20	1,000	1,157

		7,095

Texas - 7.3%
Aldine Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/18	360	370
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 8/14/17(2)	5,000	5,124
Arlington Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
3.00%, 2/15/17	100	102
Bexar County G.O. Limited Bonds, Certificates of Obligation, Prerefunded,
5.25%, 6/15/17(1)	250	261
Brownsville G.O. Limited Refunding Bonds,
4.00%, 2/15/18	150	158
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.),
3.00%, 8/15/17(2)	1,750	1,793
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.25%, 2/15/17	7,000	7,121
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds, Series 2005-2 (PSF-Gtd.),
3.13%, 2/15/17	7,140	7,258
Dallas County G.O. Unlimited Refunding Bonds,
2.00%, 8/15/16	1,695	1,698
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/21	5,000	5,906
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
5.50%, 2/15/17	10,000	10,314

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Texas - 7.3% continued
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	$1,125	$1,383
Denton G.O. Limited Refunding & Improvement Bonds,
4.00%, 2/15/17	250	255
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/1/19(2)	2,500	2,580
Eagle Mountain & Saginaw Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
4.50%, 8/15/33	2,000	2,010
Ennis Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 8/15/16(1)	250	251
Fort Worth Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/18	1,000	1,006
Fort Worth Water & Sewer Revenue Refunding Bonds,
5.00%, 2/15/17	1,120	1,151
Fort Worth Water & Sewer System Revenue Bonds, Prerefunded,
5.00%, 2/15/17(1)	325	334
Goose Creek Consolidated Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
3.50%, 2/15/17(1)	825	840
Harris County Toll Road Revenue Bonds, Series A, Senior Lien,
4.00%, 8/15/16	250	251
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/23	2,500	3,101
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,149
Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/17(1)	2,825	2,902
Laredo G.O. Limited Refunding Bonds,
5.00%, 2/15/23	3,595	4,424
Lewisville Water & Sewer Revenue Refunding & Improvement Bonds,
4.00%, 2/15/17	200	204
Lone Star College System G.O. Limited Bonds, Maintenance Tax Notes,
3.25%, 9/15/16	100	101
Lufkin Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 8/15/16	225	226
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/15/16	5,565	5,576
2.13%, 8/1/20(2)	2,350	2,352
Northside Texas Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/18	650	683
Pharr-San Juan-Alamo Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.50%, 2/1/17(1)	200	206
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,054
San Antonio Water System Variable Revenue Refunding Bonds,
5.00%, 5/15/17	100	104
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/17	345	359
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/18	3,620	3,972
Texas State Public Finance Authority G.O. Unlimited Bonds, Prerefunded,
5.00%, 10/1/17(1)	500	528
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series B, First Tier, Prerefunded,
5.00%, 4/1/17(1)	2,790	2,883
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	599
Williamson County G.O. Unlimited Refunding Bonds (NATL Insured),
5.25%, 2/15/17	100	103

		84,692

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Utah - 1.0%
Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 7/15/23	$1,000	$1,251
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	7,540	8,162
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/19(1)	500	562
Riverton City Franchise Sales TRB (AMBAC Insured), Prerefunded,
5.00%, 6/1/17(1)	300	312
Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/19	1,675	1,880

		12,167

Virginia - 8.8%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/18	255	273
5.00%, 2/15/19	3,305	3,679
Fairfax County EDA Lease Revenue Refunding Bonds, Joint Public Uses Complex Project,
5.00%, 5/15/20	6,620	7,645
5.00%, 5/15/21	6,945	8,236
Loudoun County G.O. Unlimited Bonds, Series B,
5.00%, 11/1/17	10,000	10,591
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 12/1/17	1,010	1,059
Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 6/1/18	2,990	3,241
Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/22	4,100	5,021
Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program),
5.00%, 9/1/23	4,290	5,390
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program),
5.00%, 2/1/23	1,285	1,594
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	3,749
5.00%, 5/15/20	8,170	9,476
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured),
5.00%, 5/15/17	2,725	2,832
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	3,505	4,294
Virginia State Public School Authority School Financing 1997 Revenue Bonds, Series B-1 (State Aid Withholding),
5.00%, 8/1/16	1,000	1,004
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,508
Virginia State Public School Authority School Financing Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/23	10,000	12,549
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	11,289
Virginia State Resources Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	3,500	4,110
Virginia State Resources Authority Clean Water State Revolving Fund Revenue Bonds, Subordinate Series, Prerefunded,
5.00%, 10/1/17(1)	1,750	1,846
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing,
5.00%, 11/1/20	1,930	2,268

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Virginia - 8.8% continued
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Series B,
4.00%, 11/1/16	$395	$400

		102,054

Washington - 5.5%
Energy Northwest Washington Electric Revenue Bonds, Series A, Columbia Station, Prerefunded,
5.00%, 7/1/16(1)	390	390
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Columbia (NATL Insured),
5.25%, 7/1/17	795	832
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 1, Escrowed to Maturity,
5.25%, 7/1/16	130	130
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/17	1,030	1,076
5.00%, 7/1/18	10,000	10,864
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3 (NATL Insured), Escrowed to Maturity,
5.25%, 7/1/16	200	200
Energy Northwest Washington Electric Revenue Refunding Bonds, Series C, Project No. 1, Escrowed to Maturity,
5.00%, 7/1/16	500	500
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,695
5.00%, 12/1/20	2,000	2,351
King County Public Hospital District No. 2 G.O. Limited Refunding & Improvement Bonds, Evergreen Healthcare (NATL Insured), Prerefunded,
5.00%, 12/1/16(1)	270	275
King County School District No. 411 Issaquah G.O. Unlimited Bonds (School Board Guaranty Program),
3.00%, 12/1/16	350	354
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds,
5.00%, 10/1/17	600	632
Seattle City Water System Revenue Refunding & Improvement Bonds,
5.00%, 5/1/22	3,340	4,064
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	901
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	1,000	1,099
University of Washington Revenue Refunding Bonds, Series B,
5.00%, 6/1/21	1,400	1,668
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	5,176
Washington State G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 7/1/17(1)	110	115
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	5,538
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/20	6,000	6,962
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	11,549
Washington State Various Purpose G.O. Unlimited Bonds, Series F, Prerefunded,
4.50%, 7/1/17(1)	150	156
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/21	3,000	3,573
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,170	2,542

		63,642

Wisconsin - 0.4%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	233

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.6% continued
Wisconsin - 0.4% continued
Milwaukee G.O. Unlimited Refunding Bonds, Series N2, Promissory Notes,
3.00%, 3/15/17	$1,125	$1,145
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 10/21/16	2,600	2,611
Wisconsin State G.O. Unlimited Bonds, Series C,
4.00%, 5/1/17	275	283

		4,272

Total Municipal Bonds (Cost $1,032,792)		1,060,380

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
AIM Tax-Free Cash Reserve Portfolio	96,167	$96
Northern Institutional - Tax-Exempt Portfolio, 0.06%(5) (6)	24,759,347	24,759

Total Investment Companies (Cost $24,855)		24,855

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.3%
Bernalillo County G.O. Unlimited Refunding Bonds,
3.50%, 2/1/17	$230	$234
Canyon County School District No. 139 Vallivue G.O. Unlimited Bonds, Series A (Idaho Sales Tax Guaranty Insured),
2.00%, 9/15/16	1,025	1,028
Charlotte Refunding COPS, Series C,
4.00%, 12/1/16	5,735	5,820
Cranston G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/15/16	250	251
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured),
5.00%, 12/1/16	820	836
Garland G.O. Limited Bonds, Certificates of Obligation,
2.00%, 2/15/17	785	792
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D,
5.00%, 2/1/17	200	205
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/16	225	226
Kentucky State Asset Liability Commission Project Notes Revenue Bonds, First Series A, Federal Highway Trust Fund,
2.00%, 9/1/16	7,145	7,163
Kentucky State Property & Buildings Commission Revenues Bonds, Series A, Project No. 112,
3.00%, 2/1/17	2,690	2,728
King County Sewer Revenue Refunding Bonds, Series A,
4.00%, 1/1/17	1,000	1,018
Kitsap County School District No. 400 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
2.00%, 12/1/16	100	101
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/16	200	202
Massachusetts State G.O. Limited Refunding Bonds, Series D,
5.50%, 10/1/16	250	253
Menomonee Falls School District School Improvement G.O. Unlimited Bonds,
4/1/17(3)	2,325	2,349
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL Insured),
5.25%, 11/15/16	3,065	3,120
Michigan State Trunk Line Revenue Refunding Bonds,
5.00%, 11/15/16	1,280	1,302
Milwaukee County G.O. Unlimited Corporate Purpose Bonds, Series C,
1.50%, 10/1/16	900	902
Milwaukee G.O. Unlimited Refunding Bonds, Series B,
2.00%, 10/1/16	1,000	1,004
Monmouth County G.O. Unlimited Bonds,
5.00%, 9/1/16	270	272

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.3% continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries C,
3.00%, 11/1/16	$500	$504
New York G.O. Unlimited Bonds, Series C, Subseries C-A,
5.00%, 8/1/16	200	201
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series H, School Districts Financing Program (State Aid Withholding),
5.00%, 10/1/16	1,000	1,011
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E,
3.00%, 2/15/17	300	305
New York State Dormitory Authority Supported Debt Revenue Bonds, City University Consolidated 5th General,
5.00%, 7/1/16	3,500	3,500
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/17	3,350	3,456
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.25%, 1/1/17	915	936
North East Texas Independent School District Building Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.00%, 8/1/16(2)	5,000	5,005
Omaha G.O. Unlimited Refunding Bonds, Series A,
3.00%, 11/15/16	390	394
Peoria Variable G.O. Unlimited Refunding Bonds, Series A,
0.71%, 7/8/16(2)	3,000	3,000
Portland Sewer System Revenue Refunding Bonds, Series A, Second Lien,
5.00%, 3/1/17	1,865	1,920
Spring Branch Independent School District G.O. Limited Refunding Tax Bonds (PSF-Gtd.),
5.00%, 2/1/17	300	308
Spring Lake Park Independent School District No. 16 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
4.00%, 2/1/17	175	179
Summit G.O. Unlimited Bonds,
1.50%, 3/1/17	907	913
Summit School G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.50%, 3/1/17	560	564
Texas State Public Finance Authority Unemployment Compensation Assessment Revenue Refunding Bonds,
5.00%, 1/1/17	1,580	1,616
Tomball Independent School District Building Variable G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
2.00%, 8/15/16(2)	7,250	7,262
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series B,
1.25%, 8/1/16	6,250	6,254
University of Connecticut Revenue Refunding Bonds, Series A,
5.00%, 2/15/17	485	499
University of Minnesota Revenue Bonds, Series A,
3.00%, 4/1/17	1,000	1,018
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Program,
5.00%, 2/1/17	125	128
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College & Equipment Program,
5.00%, 2/1/17	200	205
Wake County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 2/1/17	300	306
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, Series R-B (AMBAC Insured),
5.00%, 1/1/17	250	256
West Clark School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
4.00%, 1/15/17	1,515	1,542
Wichita G.O. Unlimited Refunding Bonds, Series A,
3.00%, 9/1/16	1,965	1,974

NORTHERN FUNDS QUARTERLY REPORT     17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.3% continued
Williamson County G.O. Limited Refunding Tax Bonds, Series A (NATL Insured),
5.00%, 2/15/17	$250	$257

Total Short-Term Investments (Cost $73,313)		73,319

Total Investments - 100.1% (Cost $1,130,960)		1,158,554

Liabilities less Other Assets - (0.1)%		(1,408)

NET ASSETS - 100.0%		$1,157,146

(1)	Maturity date represents the prerefunded date.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the puttable date.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2016. Maturity date represents the puttable date.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	26.9%
AA	63.4
A	5.7
A1+ (Short Term)	0.4
Not Rated	1.4
Cash Equivalents	2.2

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	16.6%
General Obligations	36.9
School District	20.9
Water	6.6
All other sectors less than 5%	19.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Bonds(1)	$—	$1,060,380	$—	$1,060,380
Investment Companies	24,855	—	—	24,855
Short-Term Investments	—	73,319	—	73,319

Total Investments	$24,855	$1,133,699	$—	$1,158,554

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,130,960

Gross tax appreciation of investments	$27,802
Gross tax depreciation of investments	(208)

Net tax appreciation of investments	$27,594

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$50,347	$72,741	$98,329	$3	$24,759

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

COPS - Certificates of Participation

EDA - Economic Development Agency

G.O. - General Obligation

Gtd. - Guaranteed

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2%
Alabama - 0.9%
Alabama State Public School & College Authority Revenue Bonds,
4.00%, 6/1/31	$1,470	$1,705
4.00%, 6/1/32	1,575	1,817
Birmingham Convertible G.O. Unlimited CABS, Series A,
0.43%, 3/1/27(1)	1,000	1,146
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(2)	5,000	5,630

		10,298

Arizona - 1.2%
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18(3)	5,000	5,435
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	6,104
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,391

		13,930

California - 17.1%
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(3)	1,500	1,654
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
1.03%, 9/1/17(2)	5,000	5,005
California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,000	2,200
California State Educational Facilities Authority Revenue Bonds, Series T-1, Stanford University,
5.00%, 3/15/39	7,500	11,015
California State Educational Facilities Authority Revenue Bonds, Series U-7, Stanford University,
5.00%, 6/1/46	1,000	1,547
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 8/1/32	1,500	2,105
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/27	1,500	1,910
5.25%, 8/1/31	5,000	6,459
5.00%, 8/1/34	10,000	12,491
6.25%, 11/1/34	2,830	3,349
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/34	2,000	2,313
California State Various Purpose G.O. Unlimited Refunding Bonds, Group B,
5.00%, 9/1/26	5,000	6,595
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/32	1,000	1,247
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006,
1.78%, 5/1/34(1)	2,500	2,711
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
0.00%, 8/1/40(4)	10,000	2,992
0.00%, 8/1/41(4)	10,000	2,845
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AMBAC Insured),
0.00%, 8/1/45(4)	11,800	2,738
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(3)	1,500	1,573
Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured),
0.00%, 8/1/46(4)	12,000	2,453
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL Insured),
6.00%, 5/15/17	1,155	1,208
Long Beach Unified School District G.O. Unlimited CABS, Series D-1,
0.00%, 8/1/33(4)	3,000	1,660

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
California - 17.1% continued
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29	$4,350	$5,517
5.00%, 8/1/31	10,000	12,569
Los Angeles County G.O. Unlimited TRANS,
6/30/17(5)	15,500	15,875
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,816
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,134
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	4,525	5,668
Los Angeles TRANS, Series B,
6/29/17(5)	10,000	10,229
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/17	4,895	5,113
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,127
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,382
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,864
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,258
Orange County Sanitation District Wastewater Revenue Refunding, Series A,
5.00%, 2/1/36	3,000	3,811
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,459
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(3)	5,000	5,587
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,615
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/23	1,600	2,016
Santa Cruz County G.O. Unlimited TRANS,
3.00%, 6/29/17	7,750	7,931
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	1,100	1,336
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
1.44%, 8/1/41(1)	3,200	2,871
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17(3)	2,500	2,628
University of California Revenue Refunding Bonds, Series AR,
5.00%, 5/15/35	1,830	2,325
4.00%, 5/15/37	4,180	4,785
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(3)	7,000	7,712

		200,773

Colorado - 1.7%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured),
5.00%, 3/1/35	2,000	2,717
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,425
5.25%, 11/15/36	5,000	5,680
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,880
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	6,254

		19,956

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Connecticut - 1.9%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(2)	$10,000	$10,011
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL Insured),
4.75%, 11/15/18	510	515
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
5.00%, 8/1/32	1,500	1,867
5.00%, 8/1/34	3,000	3,705
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
0.65%, 9/1/16	3,450	3,451
South Central Regional Water Authority Water System Revenue Refunding Bonds, 32nd Series B,
5.00%, 8/1/38	2,000	2,496

		22,045

District of Columbia - 2.5%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,109
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.50%, 10/1/18(3)	20,000	22,154
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien,
5.00%, 10/1/36	5,000	6,242

		29,505

Florida - 9.9%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,947
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,453
5.00%, 9/1/25	1,000	1,173
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,885
Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way,
5.25%, 7/1/37	10,000	10,550
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded,
6.25%, 10/1/19(3)	3,000	3,524
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	3,005
Miami-Dade County Aviation International Airport Revenue Bonds, Series A,
5.50%, 10/1/29	2,500	2,937
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,428
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,931
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,760
Miami-Dade County G.O. Unlimited Bonds, Series 2014-A, Building Better Communities Program,
5.00%, 7/1/34	2,820	3,569
5.00%, 7/1/43	8,645	10,808
Miami-Dade County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/25	2,690	3,483
5.00%, 7/1/28	4,820	6,247
5.00%, 7/1/37	2,000	2,509
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	11,763
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	2,570	2,681
Palm Beach County Solid Waste Authority Revenue Refunding Bonds,
5.00%, 10/1/31	5,000	5,906
Sarasota County Utility System Revenue Bonds, Series A,
4.00%, 10/1/43	4,750	5,354

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Florida - 9.9% continued
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	$5,000	$5,196
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,221
Tampa Health System Revenue Bonds, Series A, Baycare,
4.00%, 11/15/46	10,000	11,011

		115,341

Georgia - 3.2%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(3)	7,500	8,391
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
2/1/27(5)	3,075	4,058
2/1/28(5)	1,170	1,536
Georgia State G.O. Unlimited Refunding Bonds, Series C-1,
1/1/25(5)	11,695	14,297
Georgia State Housing & Finance Authority Revenue Bonds, Series B-1,
3.80%, 12/1/40	3,500	3,749
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,953
5.50%, 7/1/60	2,500	3,066

		38,050

Hawaii - 1.1%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,636
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,138
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL Insured), Prerefunded,
5.00%, 7/1/16(3)	2,000	2,000
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,643

		13,417

Illinois - 8.4%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,932
Chicago Midway Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,500	4,220
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,375
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	1,500	1,852
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/35	5,000	6,130
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	2,017
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	4,850	5,380
5.25%, 3/1/40	2,500	2,819
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University,
6.13%, 10/1/40	5,000	6,033
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
4.00%, 11/15/33	2,000	2,161
4.13%, 11/15/37	3,785	4,092
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded,
5.25%, 2/1/17(3)	5,000	5,137
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,253
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/30	1,255	1,475

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Illinois - 8.4% continued
5.25%, 6/15/32	$5,500	$6,408
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	5,000	6,060
Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured), Prerefunded,
5.50%, 11/1/18(3)	5,000	5,365
Illinois State Toll Highway Authority Revenue Bonds, Series B, Prerefunded,
5.50%, 1/1/18(3)	10,500	11,267
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	5,500	6,748
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,791
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,474
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	3,010

		97,999

Indiana - 0.6%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	2,650	3,162
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,444

		6,606

Kansas - 0.5%
Kansas State Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/35	5,000	6,308

Kentucky - 0.2%
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,370

Louisiana - 0.5%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19(3)	5,000	5,575

Maryland - 0.6%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, The John Hopkins Health System,
5.00%, 5/15/37	1,500	1,851
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	2,500	2,721
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,290
Montgomery County Revenue Bonds, Series 2016, Trinity Health Corp.,
5.00%, 12/1/45	1,000	1,235

		7,097

Massachusetts - 3.9%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B,
5.00%, 7/1/29	2,000	2,556
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,732
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan,
3.38%, 10/1/35	2,030	2,113
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/30	6,000	7,601
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/27	2,500	3,303
5.00%, 7/1/28	3,000	3,985
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology, Prerefunded,
5.00%, 7/1/17(3)	5,000	5,222
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,358

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Massachusetts - 3.9% continued
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded,
5.00%, 8/1/19(3)	$10,000	$11,297
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,478

		45,645

Michigan - 3.0%
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,277
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,438
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	3,014
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,850
Michigan State Finance Authority Revenue Refunding Bonds, Series 2016, Trinity Health Corp.,
5.00%, 12/1/45	1,500	1,829
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	3,200	3,752
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group,
5.00%, 11/15/21	1,665	1,890
Michigan State Housing Development Authority Revenue Bonds,
3.70%, 12/1/36	1,000	1,061
Oakland University Revenue Bonds,
5.00%, 3/1/41	3,000	3,629
5.00%, 3/1/47	3,500	4,214
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,396
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,202

		34,552

Minnesota - 0.4%
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/17	5,000	5,239

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	15	15

Missouri - 0.4%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,261
5.00%, 5/1/38	3,000	3,737

		4,998

Nebraska - 1.0%
Omaha Public Power District Electric Revenue Bonds, Series A, Prerefunded,
5.50%, 2/1/18(3)	2,500	2,694
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/28	5,355	6,234
5.00%, 2/1/34	2,210	2,628

		11,556

Nevada - 0.9%
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,864
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,688
Las Vegas City Hall G.O. Limited Refunding Bonds,
5.00%, 9/1/34	3,000	3,764
Washoe County Highway Fuel TRB,
5.00%, 2/1/43	1,750	1,916

		10,232

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
New Hampshire - 1.6%
New Hampshire State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/27	$5,000	$6,445
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(3)	11,000	12,423

		18,868

New Jersey - 0.4%
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), Prerefunded,
5.15%, 1/1/17(6)	5,000	5,115

New Mexico - 0.3%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/44	1,000	1,212
New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured),
5.00%, 9/1/26	1,885	2,009

		3,221

New York - 11.7%
Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded,
6.00%, 5/1/19(3)	5,000	5,741
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, Prerefunded,
5.50%, 11/15/18(3)	10,000	11,141
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,714
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,924
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1,
5.00%, 11/15/33	3,000	3,728
New York City Housing Development Corp. Multifamily Housing Revenue Refunding Bonds, Series G-1,
3.85%, 11/1/45	2,540	2,719
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Prerefunded,
5.75%, 6/15/18(3)	2,305	2,533
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Unrefunded Balance,
5.75%, 6/15/40	7,695	8,462
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,470
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,779
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/35	3,210	4,015
5.00%, 8/1/37	3,500	4,336
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	629
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	5	6
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/28	5,000	6,406
New York G.O. Unlimited Refunding Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,873
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(3)	3,870	4,433
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	1,130	1,275

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
New York - 11.7% continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	$500	$773
New York State Dormitory Authority Personal Income TRB, Series B, Education,
5.75%, 3/15/36	11,980	13,610
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	11,812
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, Escrowed to Maturity,
5.50%, 4/15/35	5,000	7,380
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 196 (AMT),
3.70%, 10/1/37	5,160	5,434
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	62
New York State Thruway Authority Transportation Personal Income TRB, Series A, Prerefunded,
5.25%, 9/15/17(3)	5,000	5,282
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/26	1,750	2,302
5.00%, 3/15/27	2,950	3,838
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/28	2,500	3,191
5.00%, 10/15/29	2,000	2,547
Utility Debt Securitization Authority Revenue Refunding Bonds, Restructuring Bonds,
5.00%, 12/15/37	5,000	6,287

		136,702

North Carolina - 1.6%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,042
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	2,890
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	7,367
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/27	5,000	6,640

		18,939

Ohio - 0.1%
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	945	1,163

Oregon - 0.3%
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,407
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,548

		3,955
Pennsylvania - 0.9%
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	1,000
5.00%, 5/1/35	865	1,049
Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp.,
0.90%, 9/1/17(2)	1,500	1,501
Lower Merion School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding),
3.00%, 9/1/28	1,000	1,084
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B,
4.10%, 10/1/45	2,070	2,229
Pennsylvania State Turnpike Commission Revenue Bonds, Series B,
5.00%, 12/1/36	3,350	4,071

		10,934

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Rhode Island - 0.3%
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/40	$2,585	$3,160

South Carolina - 2.0%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,940	7,486
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(3)	13,000	14,553
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,000	1,232

		23,271

Tennessee - 0.3%
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	1,655	1,717
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	1,375	1,467

		3,184

Texas - 7.8%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	631
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
6.38%, 2/15/18(3)	5,000	5,468
Dallas Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/27	8,720	11,112
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
6.00%, 8/15/38	5,000	5,569
Frisco Refunding & Improvement G.O. Limited Bonds,
2/15/32(5)	2,380	2,727
Grand Prairie Independent School District G.O. Unlimited Refunding CABS, Prerefunded,
0.00%, 8/15/18(7)	12,505	5,827
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/18	10,000	10,703
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/34	5,000	6,319
5.00%, 11/15/35	5,000	6,297
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
6.25%, 5/15/18(3)	10,000	11,046
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds (AGM Insured),
4.00%, 5/15/40	1,000	1,107
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Service Corp.,
4.00%, 5/15/42	2,850	3,159
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
4.00%, 1/1/39	5,000	5,582
Plano G.O. Limited Refunding Bonds,
5.00%, 9/1/25	4,645	6,036
San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
2.00%, 8/1/17(2)	3,285	3,328
University of Texas Permanent University Fund Revenue Bonds, Series A,
5.00%, 7/1/33	3,285	4,143
University of Texas Revenue Bonds, Series B, Green Bonds,
2.50%, 8/15/36(8)	2,000	2,056

		91,110

Virginia - 0.6%
Arlington County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/15/27	3,300	4,387

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.2% continued
Virginia - 0.6% continued
Virginia State Public School Authority School Financing 1997 Resolution Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/17	$2,000	$2,096

		6,483

Washington - 0.9%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/37	3,000	3,691
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	1,430	1,505
Washington State Housing Finance Commission Revenue Refunding Bonds, Single Family Program,
3.70%, 12/1/34	1,250	1,346
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,417
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,607

		10,566

Wisconsin - 1.5%
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/34	5,000	6,269
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/34	2,335	2,633
4.00%, 11/15/35	5,000	5,615
4.00%, 11/15/39	1,250	1,390
4.00%, 11/15/46	1,985	2,197

		18,104

Total Municipal Bonds (Cost $987,377)		1,056,282

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.6%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.06%(9) (10)	135,817,748	$135,818

Total Investment Companies (Cost $135,818)		135,818

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.0%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	$3,150	$3,198
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.50%, 8/15/16	2,500	2,516
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
4.00%, 2/1/17	3,045	3,107
New York State Dormitory Authority Personal Income TRB, Series B, Group A,
5.00%, 2/15/17	3,000	3,084

Total Short-Term Investments (Cost $11,905)		11,905

Total Investments - 102.8% (Cost $1,135,100)		1,204,005

Liabilities less Other Assets - (2.8)%		(33,362)

NET ASSETS - 100.0%		$1,170,643

(1)	Step coupon bond. Rate as of June 30, 2016 is disclosed.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the puttable date.
(3)	Maturity date represents the prerefunded date.
(4)	Zero coupon bond.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2016.
(6)	Step coupon bond. Rate as of June 30, 2016 is disclosed. Maturity date represents the prerefunded date.
(7)	Zero coupon bond. Maturity date represents the prerefunded date.
(8)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	16.9%
AA	50.3
A	18.6
A+ (Short Term)	1.5
BBB	0.1
Not Rated	1.3
Cash Equivalent	11.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	11.3%
General	11.4
General Obligation	21.6
Higher Education	7.8
Power	6.9
School District	5.3
Transportation	8.2
Water	13.2
All other sectors less than 5%	14.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,056,282	$—	$1,056,282
Investment Companies	135,818	—	—	135,818
Short-Term Investments	—	11,905	—	11,905

Total Investments	$135,818	$1,068,187	$—	$1,204,005

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,135,100

Gross tax appreciation of investments	$68,920
Gross tax depreciation of investments	(15)

Net tax appreciation of investments	$68,905

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$62,340	$276,401	$202,923	$8	$135,818

NORTHERN FUNDS QUARTERLY REPORT     11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	JUNE 30, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND(A)	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5%
Brazil - 5.7%
Ambev S.A.	730,700	$4,333
Ambev S.A. ADR	101,012	597
Banco Bradesco S.A.*	16,500	139
Banco do Brasil S.A.	232,209	1,229
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros*	165,100	916
BRF S.A. ADR	18,817	262
BTG Pactual Group	23,300	133
CCR S.A.	625,300	3,270
Cosan S.A. Industria e Comercio	294,300	3,050
Cyrela Brazil Realty S.A. Empreendimentose Participacoes	393,400	1,248
Embraer S.A. ADR*	43,916	954
Fibria Celulose S.A.	989,700	6,655
JBS S.A.	155,281	483
Lojas Renner S.A.	603,400	4,465
Mahle-Metal Leve S.A.	39,268	281
MRV Engenharia e Participacoes S.A.	290,700	967
Natura Cosmeticos S.A.	943,621	7,488
Petroleo Brasileiro S.A. ADR*	1,287,554	9,219
Sao Martinho S.A.	48,037	790

		46,479

Chile - 0.0%
Inversiones La Construccion S.A.	6,791	74

China - 12.8%
Agricultural Bank of China Ltd., Class H	1,906,076	701
Alibaba Group Holding Ltd. ADR*	118,497	9,424
ANTA Sports Products Ltd.	454,000	912
Baidu, Inc. ADR*	31,257	5,162
Bank of China Ltd., Class H	4,379,106	1,752
Beijing Capital International Airport Co. Ltd., Class H	566,000	614
Central China Real Estate Ltd.	219,105	42
China Construction Bank Corp., Class H	14,731,569	9,790
China Life Insurance Co. Ltd., Class H	98,000	211
China Petroleum & Chemical Corp., Class H	7,557,271	5,452
China Telecom Corp. Ltd., Class H	1,322,000	592
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,297,446	1,166
CNOOC Ltd.	302,342	377
Ctrip.com International Ltd. ADR*	54,006	2,225
Datang International Power Generation Co. Ltd., Class H	1,708,135	478
Dongfeng Motor Group Co. Ltd., Class H	1,044,000	1,098
Evergrande Real Estate Group Ltd.	1,143,282	703
Geely Automobile Holdings Ltd.	2,625,000	1,431
GOME Electrical Appliances Holding Ltd.	2,138,000	256
Guangzhou Automobile Group Co. Ltd., Class H	10,241,421	12,340
Guangzhou R&F Properties Co. Ltd., Class H	1,120,109	1,421
Hengan International Group Co. Ltd.	265,000	2,230
Huaneng Power International, Inc., Class H	896,000	554
Industrial & Commercial Bank of China Ltd., Class H	2,628,141	1,460
JD.com, Inc. ADR*	12,709	270
Jiangsu Expressway Co. Ltd., Class H	720,000	1,001
Kaisa Group Holdings Ltd.*	279,000	56
KWG Property Holding Ltd.	1,244,500	727
NetEase, Inc. ADR	1,688	326
People’s Insurance Co. Group of China (The) Ltd., Class H	2,961,000	1,147
Ping An Insurance Group Co. of China Ltd., Class H	943,500	4,174
Qinqin Foodstuffs Group Cayman Co. Ltd.*	53,000	75
Shanghai Electric Group Co. Ltd., Class H*	2,038,000	868
Sinopharm Group Co. Ltd., Class H	792,400	3,818
Tencent Holdings Ltd.	860,500	19,604
Tianhe Chemicals Group Ltd.(1) (2) *	17,672,000	2,665
Tianneng Power International Ltd.	554,000	376
TravelSky Technology Ltd., Class H	251,617	489
Universal Health International Group Holding Ltd.*	538,704	31
Want Want China Holdings Ltd.	7,940,000	5,716
Yuzhou Properties Co. Ltd.	914,584	256
Zhejiang Expressway Co. Ltd., Class H	382,000	364
Zhuzhou CRRC Times Electric Co. Ltd.	401,000	2,225

		104,579

Czech Republic - 1.0%
CEZ A.S.	27,645	472
Komercni banka A.S.	197,680	7,407

		7,879

Egypt - 1.6%
Commercial International Bank Egypt S.A.E.	2,656,625	11,916
Commercial International Bank Egypt S.A.E. GDR (Registered)	268,849	958

		12,874

(A)	Formerly known as the Multi-Manager Emerging Markets Equity Fund

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND(A) continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
Germany - 1.0%
Tenaris S.A. ADR	295,697	$8,528

Hong Kong - 5.9%
AIA Group Ltd.	1,054,000	6,351
Beijing Enterprises Holdings Ltd.	489,500	2,785
China Lumena New Materials Corp.*	5,884,000	—
China Merchants Holdings International Co. Ltd.	484,000	1,297
China Mobile Ltd.	2,538,485	29,320
China Overseas Land & Investment Ltd.	1,436,000	4,583
China Power International Development Ltd.	1,824,000	674
Sands China Ltd.	558,800	1,892
Sino Biopharmaceutical Ltd.	607,000	398
Skyworth Digital Holdings Ltd.	798,000	660

		47,960

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	8,908	515
OTP Bank PLC	103,080	2,311
Richter Gedeon Nyrt.	62,167	1,235

		4,061

India - 8.2%
Aurobindo Pharma Ltd.	45,460	500
Bharat Petroleum Corp. Ltd.	31,942	511
Bharti Infratel Ltd.	491,210	2,513
Cairn India Ltd.	174,055	363
Ceat Ltd.	5,304	66
HDFC Bank Ltd.	243,411	4,256
HDFC Bank Ltd. ADR	13,850	919
Hindustan Petroleum Corp. Ltd.	99,179	1,469
Housing Development Finance Corp. Ltd.	31,312	584
ICICI Bank Ltd.	660,448	2,361
ICICI Bank Ltd. ADR	287,754	2,066
Indian Oil Corp. Ltd.	194,766	1,275
Infosys Ltd. ADR	57,044	1,018
ITC Ltd.	262,454	1,430
JSW Energy Ltd.	189,731	237
Karnataka Bank (The) Ltd.	284,984	598
National Aluminium Co. Ltd.	376,459	241
Power Finance Corp. Ltd.	160,344	404
Reliance Industries Ltd.	34,625	499
Rural Electrification Corp. Ltd.	166,358	429
Sun TV Network Ltd.	169,424	916
Tata Consultancy Services Ltd.	481,344	18,217
UltraTech Cement Ltd.	66,180	3,356
Union Bank of India	200,379	384
UPL Ltd.	376,664	3,083
Wipro Ltd.	1,746,296	14,475
Wipro Ltd. ADR	58,872	728
Zee Entertainment Enterprises Ltd.	620,286	4,212

		67,110

Indonesia - 1.8%
Bank Rakyat Indonesia Persero Tbk PT	5,111,900	4,199
Indofood Sukses Makmur Tbk PT	3,742,900	2,059
Matahari Department Store Tbk PT	2,161,100	3,281
Telekomunikasi Indonesia Persero Tbk PT	14,201,215	4,309
United Tractors Tbk PT	667,093	751

		14,599

Malaysia - 0.8%
AirAsia Bhd.	1,778,300	1,152
British American Tobacco Malaysia Bhd.	35,492	464
Petronas Chemicals Group Bhd.	486,800	799
Petronas Dagangan Bhd.	59,100	343
Tenaga Nasional Bhd.	1,050,800	3,676
Top Glove Corp. Bhd.	449,300	513

		6,947

Mexico - 5.8%
Alfa S.A.B. de C.V., Series A	7,210,711	12,396
Alsea S.A.B. de C.V.	445,769	1,697
America Movil S.A.B. de C.V., Series L	1,101,991	677
America Movil S.A.B. de C.V., Series L ADR	715,099	8,767
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	579,900	3,578
Coca-Cola Femsa S.A.B. de C.V. ADR	16,068	1,333
Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	196,809	349
El Puerto de Liverpool S.A.B. de C.V., Series C1	32,485	344
Fomento Economico Mexicano S.A.B. de C.V. ADR	50,251	4,648
Gentera S.A.B. de C.V.	286,200	513
Gruma S.A.B. de C.V., Series B	121,554	1,749
Grupo Bimbo S.A.B. de C.V., Series A	1,811,300	5,681
Grupo Financiero Banorte S.A.B. de C.V., Series O	870,141	4,863
Industrias Bachoco S.A.B. de C.V. ADR	4,980	246
Megacable Holdings S.A.B. de C.V.	69,839	283

(A)	Formerly known as the Multi-Manager Emerging Markets Equity Fund

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
Mexico - 5.8% continued
Telesites S.A.B. de C.V.*	604,549	$374

		47,498

Netherlands - 0.0%
Steinhoff International Holdings N.V.	40,927	234

Peru - 0.6%
Credicorp Ltd.	32,673	5,042

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	149,950	251
Metropolitan Bank & Trust Co.	2,470,710	4,754
SM Investments Corp.	160,921	3,321

		8,326

Poland - 0.2%
Asseco Poland S.A.	24,343	325
Energa S.A.	26,292	63
KGHM Polska Miedz S.A.	24,820	418
PGE Polska Grupa Energetyczna S.A.	176,414	527
Tauron Polska Energia S.A.	539,901	388

		1,721

Qatar - 0.1%
Barwa Real Estate Co.	49,620	453
Doha Bank QSC	12,553	122
United Development Co. QSC	46,699	246

		821

Russia - 3.4%
Gazprom PJSC ADR	242,914	1,049
Lukoil PJSC ADR	123,255	5,158
Magnit PJSC	18,822	2,658
Magnit PJSC GDR (Registered)	7,585	252
Mail.Ru Group Ltd. GDR (Registered)*	72,611	1,321
MMC Norilsk Nickel PJSC ADR	52,774	703
Mobile TeleSystems PJSC ADR	27,529	228
Novatek OJSC GDR (Registered)	29,671	3,032
Novolipetsk Steel PJSC GDR	19,484	254
OTCPharm PJSC*	27,410	77
Sberbank of Russia PJSC	1,504,081	3,148
Sberbank of Russia PJSC ADR	408,637	3,571
Severstal PJSC GDR (Registered)	112,591	1,238
Sistema JSFC GDR (Registered)	10,618	81
Surgutneftegas OJSC ADR	75,233	384
Yandex N.V., Class A*	217,070	4,743

		27,897

Singapore - 0.2%
CDL Hospitality Trusts	95,000	100
China Yuchai International Ltd.	6,685	72
DBS Group Holdings Ltd.	27,200	320
Fortune Real Estate Investment Trust	258,666	309
Mapletree Industrial Trust	286,000	366
Mapletree Logistics Trust	333,900	249
Starhill Global REIT	167,000	98

		1,514

South Africa - 6.7%
African Rainbow Minerals Ltd.	50,493	317
AngloGold Ashanti Ltd.*	190,878	3,473
Astral Foods Ltd.	19,818	171
Barloworld Ltd.	1,100,478	5,519
Bid Corp. Ltd.*	10,165	191
Bidvest Group (The) Ltd.	54,443	513
Emira Property Fund Ltd.	200,625	184
FirstRand Ltd.	1,165,950	3,582
Foschini Group (The) Ltd.	270,165	2,575
Investec Ltd.	165,425	1,011
Kumba Iron Ore Ltd.*	93,592	710
Massmart Holdings Ltd.	257,292	2,209
Mondi Ltd.	45,001	822
MTN Group Ltd.	263,400	2,576
Naspers Ltd., Class N	71,420	10,944
Netcare Ltd.	197,460	417
RMB Holdings Ltd.	122,625	470
Sasol Ltd.	36,366	987
Standard Bank Group Ltd.	713,342	6,253
Truworths International Ltd.	2,019,789	11,787

		54,711

South Korea - 13.2%
Amorepacific Corp.	8,865	3,341
ASIA Holdings Co. Ltd.	568	50
BGF retail Co. Ltd.	19,307	3,609
Coway Co. Ltd.	13,710	1,246
Daekyo Co. Ltd.	39,588	303
Daishin Securities Co. Ltd.	40,713	357
Dongbu Insurance Co. Ltd.	11,087	667
Hanwha Chemical Corp.	22,981	481
Hite Jinro Co. Ltd.	23,442	487
Hyosung Corp.	8,346	911
Hyundai Development Co. - Engineering & Construction	31,212	1,080
Hyundai Mobis Co. Ltd.	14,204	3,110

(A)	Formerly known as the Multi-Manager Emerging Markets Equity Fund

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND(A) continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
South Korea - 13.2% continued
Hyundai Motor Co.	102,965	$12,197
Industrial Bank of Korea	92,943	906
Kangwon Land, Inc.	32,065	1,163
KB Financial Group, Inc.	12,667	361
Kia Motors Corp.	19,915	750
Korea Aerospace Industries Ltd.	17,792	1,141
Korea District Heating Corp.	4,221	239
Korea Petrochemical Ind Co. Ltd.	3,448	724
KT&G Corp.	14,191	1,682
LG Chem Ltd.	15,948	3,647
LG Display Co. Ltd.	26,470	610
Lotte Chemical Corp.	3,240	807
LS Corp.	13,797	676
NAVER Corp.	6,400	3,980
NCSoft Corp.	2,486	510
Samsung Electronics Co. Ltd.	37,472	46,647
Seah Besteel Corp.	4,961	108
Shinhan Financial Group Co. Ltd.	443,201	14,633
SK Hynix, Inc.	10,342	294
Woori Bank	154,290	1,283

		108,000

Taiwan - 11.4%
Advanced Semiconductor Engineering, Inc.	1,700,000	1,954
Asustek Computer, Inc.	25,598	212
AU Optronics Corp.	314,988	108
Casetek Holdings Ltd.	100,000	351
Catcher Technology Co. Ltd.	363,000	2,710
Cathay Financial Holding Co. Ltd.	321,000	351
Chunghwa Telecom Co. Ltd.	33,000	119
CTBC Financial Holding Co. Ltd.	5,600,000	2,932
Farglory Land Development Co. Ltd.	337,251	390
Feng TAY Enterprise Co. Ltd.	58,140	241
Foxconn Technology Co. Ltd.	434,984	1,025
Fubon Financial Holding Co. Ltd.	587,000	691
Hon Hai Precision Industry Co. Ltd.	5,827,169	14,994
Innolux Corp.	300,478	101
King’s Town Bank Co. Ltd.	344,293	228
Kinsus Interconnect Technology Corp.	159,000	349
Largan Precision Co. Ltd.	19,400	1,801
Lite-On Technology Corp.	483,911	665
Mega Financial Holding Co. Ltd.	886,000	670
Pegatron Corp.	529,000	1,121
Powertech Technology, Inc.	581,676	1,290
President Chain Store Corp.	510,000	3,990
Simplo Technology Co. Ltd.	82,852	290
Taiwan Semiconductor Manufacturing Co. Ltd.	6,643,542	33,594
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	580,760	15,233
Transcend Information, Inc.	104,823	318
Uni-President Enterprises Corp.	508,000	1,002
United Microelectronics Corp.	2,005,095	784
Wan Hai Lines Ltd.	947,000	526
Win Semiconductors Corp.	149,903	307
Yageo Corp.	2,168,780	3,594
Yuanta Financial Holding Co. Ltd.	3,648,866	1,183

		93,124

Thailand - 2.7%
Airports of Thailand PCL NVDR	139,700	1,550
Bangkok Dusit Medical Services PCL NVDR	2,743,000	1,870
Delta Electronics Thailand PCL NVDR	177,400	347
Hana Microelectronics PCL (Registered)	270,226	227
Kasikornbank PCL NVDR	660,700	3,209
Kiatnakin Bank PCL (Registered)	164,700	204
Krung Thai Bank PCL (Registered)	2,013,492	934
PTT Global Chemical PCL NVDR	536,900	912
PTT PCL NVDR	279,400	2,495
Siam Commercial Bank (The) PCL (Registered)	2,118,600	8,380
Siam Commercial Bank (The) PCL NVDR	293,500	1,162
Thanachart Capital PCL NVDR	790,263	788

		22,078

Turkey - 1.3%
BIM Birlesik Magazalar A.S.	78,375	1,538
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,531,717	2,544
Eregli Demir ve Celik Fabrikalari T.A.S.	571,951	813
KOC Holding A.S.	1,002,547	4,582
Tofas Turk Otomobil Fabrikasi A.S.	52,833	436
Turk Hava Yollari A.O.*	133,236	267
Turkiye Is Bankasi, Class C	140,391	225
Turkiye Sise ve Cam Fabrikalari A.S.	385,458	477

		10,882

United Arab Emirates - 2.1%
Abu Dhabi Commercial Bank PJSC	478,825	790
Air Arabia PJSC	1,102,873	394
Dubai Investments PJSC	617,449	346

(A)	Formerly known as the Multi-Manager Emerging Markets Equity Fund

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.5% continued
United Arab Emirates - 2.1% continued
Dubai Islamic Bank PJSC	388,522	$541
Emaar Properties PJSC	8,806,508	14,972
Union National Bank PJSC	117,941	132

		17,175

United Kingdom - 1.0%
Anglo American PLC	887,115	8,527

United States - 0.5%
Cognizant Technology Solutions Corp., Class A*	68,296	3,909

Total Common Stocks(3) (Cost $664,015)		732,549

PARTICIPATION (EQUITY LINKED) NOTES - 1.0%
China - 0.5%
Inner Mongolia Yili Industrial Group Co. Ltd., Issued by JPMorgan Structured Products, Expires 10/24/19(1)	769,600	1,931
Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/18/19(1)	614,700	2,411

		4,342

India - 0.5%
Maruti Suzuki India Ltd., Issued by UBS A.G., Expires 1/15/18	58,202	3,619

Total Participation (Equity Linked) Notes(3) (Cost $7,845)		7,961

PREFERRED STOCKS - 5.2%
Brazil - 4.5%
Banco Bradesco S.A. ADR*	62,727	490
Banco do Estado do Rio Grande do Sul S.A., Class B*	143,200	379
Braskem S.A. ADR	60,362	715
Cia Energetica de Sao Paulo, Class B	207,400	762
Itau Unibanco Holding S.A.	85,356	804
Itau Unibanco Holding S.A. ADR	1,725,192	16,286
Itausa - Investimentos Itau S.A.	58,700	137
Lojas Americanas S.A.	1,420,084	7,095
Petroleo Brasileiro S.A.*	122,756	359
Petroleo Brasileiro S.A. ADR*	350,604	2,037
Suzano Papel e Celulose S.A., Class A	231,700	818
Vale S.A.	1,787,499	7,217

		37,099

Chile - 0.4%
Sociedad Quimica y Minera de Chile S.A. ADR	126,802	3,134

Colombia - 0.1%
Bancolombia S.A. ADR	33,551	1,172

South Korea - 0.2%
Samsung Electronics Co. Ltd.	1,452	1,499

Total Preferred Stocks(3) (Cost $50,359)		42,904

INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(4) (5)	34,999,168	34,999

Total Investment Companies (Cost $34,999)		34,999

Total Investments - 100.0% (Cost $757,218)		818,413

Liabilities less Other Assets - 0.0%		(327)

NET ASSETS - 100.0%		$818,086

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2016, the value of this restricted illiquid security amounted to approximately $2,665,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14 - 12/15/14	$4,079

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(A)	Formerly known as the Multi-Manager Emerging Markets Equity Fund

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND(A) continued

(5)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	8.1
Energy	6.1
Financials	24.2
Health Care	1.1
Industrials	6.4
Information Technology	27.4
Materials	7.3
Telecommunication Services	6.3
Utilities	1.0

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	18.5%
Hong Kong Dollar	17.3
Korean Won	14.0
Taiwan Dollar	9.9
South African Rand	8.1
Indian Rupee	8.0
Brazilian Real	6.8
All other currencies less than 5%	17.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market partcipants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$46,479	$—	$—	$46,479
Chile	74	—	—	74
China	17,407	87,172	—	104,579
Germany	8,528	—	—	8,528
India	4,731	62,379		67,110
Mexico	47,498	—	—	47,498
Peru	5,042	—	—	5,042
Russia	10,777	17,043	77	27,897
Singapore	72	1,442	—	1,514
South Africa	191	54,520	—	54,711
Taiwan	15,233	77,891	—	93,124
United States	3,909	—	—	3,909
All Other Countries(1)	—	272,084	—	272,084

Total Common Stocks	159,941	572,531	77	732,549

Participation (Equity Linked)
Notes
China	—	4,342	—	4,342
India	3,619	—	—	3,619

Total Participation (Equity Linked) Notes	3,619	4,342	—	7,961

Preferred Stocks
South Korea	—	1,499	—	1,499
All Other Countries(1)	41,405	—	—	41,405

Total Preferred Stocks	41,405	1,499	—	42,904

Investment Companies	34,999	—	—	34,999

Total Investments	$239,964	$578,372	$77	$818,413

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Participation (Equity Linked) Notes
India	$3,619	Valuations at last trade price

(A)	Formerly known as the Multi-Manager Emerging Markets Equity Fund

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/16 (000S)
Common Stocks
Russia	$83	$—	$(6)	$—	$—	$—	$—	$77	$(6)

The Fund valued the securities included in the Balance as of 6/30/16 above using a mid evaluation provided by a third party provider.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$788,283

Gross tax appreciation of investments	$116,700
Gross tax depreciation of investments	(86,570)

Net tax appreciation of investments	$30,130

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$12,719	$273,494	$251,214	$18	$34,999

(A)	Formerly known as the Multi-Manager Emerging Markets Equity Fund

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND(A)	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%
Australia - 3.7%
Aristocrat Leisure Ltd.	134,460	$1,389
Beach Energy Ltd.	5,236,550	2,422
BlueScope Steel Ltd.	424,120	2,034
Charter Hall Group	562,470	2,132
CSL Ltd.	216,098	18,170
CSR Ltd.	587,900	1,611
Eclipx Group Ltd.	504,040	1,382
McMillan Shakespeare Ltd.	151,380	1,556
Mineral Resources Ltd.	281,670	1,771
OceanaGold Corp.	991,700	3,784
OZ Minerals Ltd.	507,870	2,160
Spotless Group Holdings Ltd.	1,274,550	1,076
Star Entertainment Grp (The) Ltd.	430,560	1,741
Treasury Wine Estates Ltd.	408,600	2,827
Vocus Communications Ltd.	290,560	1,846
Westfield Corp.	332,778	2,651

		48,552

Austria - 0.1%
Porr A.G.	46,620	1,265

Belgium - 0.5%
KBC Group N.V.*	38,123	1,869
Melexis N.V.	25,980	1,628
Tessenderlo Chemie N.V.*	42,930	1,462
Warehouses De Pauw - CVA	17,220	1,618

		6,577

Canada - 3.9%
Air Canada*	185,600	1,277
Alaris Royalty Corp.	101,800	2,259
Algonquin Power & Utilities Corp.	194,100	1,786
Canadian Apartment Properties REIT	59,300	1,522
Canadian Pacific Railway Ltd.	113,265	14,588
Cogeco Communications, Inc.	31,600	1,658
Constellation Software, Inc.	25,292	9,789
Entertainment One Ltd.	583,360	1,342
Gran Tierra Energy, Inc.*	244,898	819
Laurentian Bank of Canada	41,000	1,531
Painted Pony Petroleum Ltd.*	249,500	1,464
Parex Resources, Inc.*	3,007,800	2,914
Premium Brands Holdings Corp.	26,600	1,120
Raging River Exploration, Inc.*	189,752	1,515
Ritchie Bros. Auctioneers, Inc.	65,400	2,210
SEMAFO, Inc.*	647,700	3,108
Stella-Jones, Inc.	60,800	2,264

		51,166

China - 2.8%
Baidu, Inc. ADR*	24,300	4,013
CNOOC Ltd.	4,278,000	5,335
Ctrip.com International Ltd. ADR*	284,280	11,712
Tencent Holdings Ltd.	699,705	15,941

		37,001

Denmark - 4.5%
Carlsberg A/S, Class B	56,870	5,397
Chr Hansen Holding A/S	168,210	11,046
Coloplast A/S, Class B	170,425	12,722
Novo Nordisk A/S ADR	306,457	16,481
Novozymes A/S, Class B	263,877	12,716
Pandora A/S	8,810	1,196

		59,558

Finland - 0.4%
Cramo OYJ	118,340	2,452
Sponda OYJ	309,770	1,343
Valmet OYJ	98,270	1,308

		5,103

France - 9.7%
Alten S.A.	30,140	1,782
Amundi S.A.(1)	33,060	1,378
Arkema S.A.	20,450	1,578
Atos S.E.	95,603	7,986
BNP Paribas S.A.	95,409	4,289
Eiffage S.A.	25,900	1,850
Engie S.A.	367,586	5,932
Essilor International S.A.	91,495	12,177
Fonciere Des Regions	17,750	1,580
Hermes International	22,682	8,548
Ipsen S.A.	34,110	2,103
Legrand S.A.	74,475	3,842
LVMH Moet Hennessy Louis Vuitton S.E.	63,168	9,565
Mercialys S.A.	77,570	1,656
Nexans S.A.*	24,850	1,047
Nexity S.A.*	42,090	2,145
Orange S.A.	327,510	5,350
Sanofi	61,113	5,137
Schneider Electric S.E.	111,671	6,609
SCOR S.E.	42,660	1,285
SEB S.A.	9,750	1,175

(A)	Formerly known as the Multi-Manager International Equity Fund

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND(A) continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
France - 9.7% continued
Societe Generale S.A.	150,970	$4,771
Technicolor S.A. (Registered)	194,590	1,207
Technip S.A.	21,940	1,193
Teleperformance	51,960	4,483
TOTAL S.A.	173,362	8,360
TOTAL S.A. ADR	114,650	5,515
Unibail-Rodamco S.E.	4,305	1,128
Unibail-Rodamco S.E. (Amsterdam Stock Exchange)	13,202	3,459
Unibail-Rodamco S.E. (Berlin Stock Exchange)*	2,863	742
Valeo S.A.	58,080	2,594
Veolia Environnement S.A.	83,950	1,824
Vivendi S.A.	307,650	5,829

		128,119

Germany - 5.0%
Aareal Bank A.G.	67,250	2,120
adidas A.G.	40,350	5,754
Bayer A.G. (Registered)	26,270	2,643
Bechtle A.G.	12,960	1,361
Deutsche Post A.G. (Registered)	185,330	5,174
Duerr A.G.	37,370	2,840
E.ON S.E.	570,250	5,705
Freenet A.G.	67,430	1,735
Fresenius Medical Care A.G. & Co. KGaA	63,880	5,527
Gerresheimer A.G.	17,480	1,343
Infineon Technologies A.G.	370,650	5,326
KION Group A.G.	35,530	1,719
Linde A.G.	32,979	4,590
Rheinmetall A.G.	19,560	1,155
SAF-Holland S.A.	192,920	2,133
SAP S.E.	58,285	4,357
Stabilus S.A.*	49,650	2,358
Stroeer S.E. & Co. KGaA	59,840	2,739
TAG Immobilien A.G.	123,500	1,620
TUI A.G. - CDI	76,820	870
United Internet A.G. (Registered)	34,040	1,405
VTG A.G.	44,460	1,284
Wirecard A.G.	40,160	1,766

		65,524

Hong Kong - 2.3%
China High Precision Automation
Group Ltd.*	982,000	5
China Merchants Holdings International Co. Ltd.	760,000	2,037
China Mobile Ltd.	608,000	7,022
China Mobile Ltd. ADR	93,410	5,409
CK Hutchison Holdings Ltd.	453,500	4,991
Dah Sing Financial Holdings Ltd.	296,400	1,829
Man Wah Holdings Ltd.	2,441,200	3,521
PAX Global Technology Ltd.	1,497,000	1,312
SmarTone Telecommunications Holding Ltd.	713,500	1,273
Tongda Group Holdings Ltd.	11,780,000	2,320

		29,719

India - 1.0%
HDFC Bank Ltd. ADR	189,876	12,598

Ireland - 2.8%
Accenture PLC, Class A	68,165	7,722
AerCap Holdings N.V.*	141,340	4,747
Experian PLC	650,061	12,348
ICON PLC*	143,406	10,040
UDG Healthcare PLC	328,230	2,585

		37,442

Italy - 1.5%
A2A S.p.A.	1,328,940	1,756
Amplifon S.p.A.	326,900	3,062
Brembo S.p.A.	81,800	4,499
Buzzi Unicem S.p.A.	60,150	1,052
Credito Emiliano S.p.A.	204,260	1,246
Infrastrutture Wireless Italiane S.p.A.(1)	237,940	1,054
Intesa Sanpaolo S.p.A.	3,640,140	6,982

		19,651

Japan - 13.5%
Adastria Co. Ltd.	35,100	1,382
Ariake Japan Co. Ltd.	34,700	2,052
Calsonic Kansei Corp.	179,000	1,357
Central Glass Co. Ltd.	315,000	1,350
CKD Corp.	165,100	1,226
Daifuku Co. Ltd.	69,300	1,230
Daihen Corp.	435,000	1,892
Daikyonishikawa Corp.	125,700	1,585
DCM Holdings Co. Ltd.	262,300	2,234
Denka Co. Ltd.	646,000	2,597
Dip Corp.	52,700	1,414
Doutor Nichires Holdings Co. Ltd.	95,700	1,661

(A)	Formerly known as the Multi-Manager International Equity Fund

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Japan - 13.5% continued
East Japan Railway Co.	82,000	$7,556
Fujitsu General Ltd.	76,000	1,680
Hitachi Ltd.	1,493,000	6,206
Ichigo, Inc.	637,100	2,496
IT Holdings Corp.	57,600	1,323
Japan Airlines Co. Ltd.	141,100	4,529
Japan Hotel REIT Investment Corp.	1,500	1,261
Kandenko Co. Ltd.	151,000	1,228
KDDI Corp.	288,700	8,788
Keyence Corp.	20,080	13,543
Komatsu Ltd.	185,500	3,223
Leopalace21 Corp.	245,200	1,713
Maeda Corp.	228,000	1,775
Mandom Corp.	39,500	1,809
Matsumotokiyoshi Holdings Co. Ltd.	44,200	2,147
Mazda Motor Corp.	339,000	4,540
Mitsubishi Estate Co. Ltd.	282,000	5,156
Murata Manufacturing Co. Ltd.	45,900	5,149
Nikon Corp.	165,700	2,239
Nippon Accommodations Fund, Inc.	340	1,548
Nishimatsuya Chain Co. Ltd.	164,200	2,319
North Pacific Bank Ltd.	519,600	1,408
NS Solutions Corp.	79,100	1,217
Optex Co. Ltd.	35,100	897
Otsuka Holdings Co. Ltd.	119,900	5,525
Rengo Co. Ltd.	248,000	1,603
Ryobi Ltd.	341,000	1,409
San-In Godo Bank (The) Ltd.	225,000	1,462
Sanwa Holdings Corp.	401,000	3,624
Sawai Pharmaceutical Co. Ltd.	29,000	2,235
SCREEN Holdings Co. Ltd.	140,000	1,519
Secom Co. Ltd.	70,000	5,167
Seiko Epson Corp.	315,700	5,045
Seino Holdings Co. Ltd.	253,300	2,314
Shiga Bank (The) Ltd.	244,000	1,042
Sosei Group Corp.*	6,400	1,184
Starts Corp., Inc.	46,600	921
Sumitomo Forestry Co. Ltd.	167,400	2,258
Sumitomo Mitsui Financial Group, Inc.	186,400	5,344
Sumitomo Osaka Cement Co. Ltd.	600,000	2,566
Sun Frontier Fudousan Co. Ltd.	211,100	2,145
Suntory Beverage & Food Ltd.	109,800	4,941
Sysmex Corp.	146,140	9,989
Takara Leben Co. Ltd.	417,200	3,179
TechnoPro Holdings, Inc.	53,300	1,653
Toda Corp.	365,000	1,568
Toho Holdings Co. Ltd.	86,200	2,070
Tokyo Seimitsu Co. Ltd.	78,100	1,810
Tokyo Steel Manufacturing Co. Ltd.	176,500	962
Tsubakimoto Chain Co.	225,000	1,380
Yaoko Co. Ltd.	29,600	1,337

		177,982

Mexico - 0.5%
Wal-Mart de Mexico S.A.B. de C.V.	2,896,396	6,968

Netherlands - 6.0%
Aalberts Industries N.V.	33,880	1,022
Aegon N.V.	1,201,140	4,791
Akzo Nobel N.V.	139,255	8,761
ASM International N.V.	32,320	1,261
Corbion N.V.	49,230	1,186
Core Laboratories N.V.	115,434	14,301
Euronext N.V.(1)	54,760	2,029
Gemalto N.V.	89,810	5,501
ING Groep N.V. - CVA	177,880	1,849
Koninklijke DSM N.V.	88,540	5,130
Koninklijke KPN N.V.	1,422,300	5,159
Koninklijke Philips N.V.	209,120	5,218
PostNL N.V.*	790,587	3,254
Refresco Group N.V.(1)	69,910	1,041
Royal Dutch Shell PLC, Class A ADR	157,990	8,724
Royal Dutch Shell PLC, Class B	292,958	8,056
TKH Group N.V. - CVA	34,550	1,169

		78,452

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	279,020	2,003
Summerset Group Holdings Ltd.	495,476	1,552

		3,555

Portugal - 0.1%
CTT-Correios de Portugal S.A.	125,480	994

Russia - 0.7%
Yandex N.V., Class A*	442,122	9,660

Singapore - 0.8%
DBS Group Holdings Ltd.	451,100	5,315
Fortune Real Estate Investment Trust	1,839,000	2,198
Mapletree Industrial Trust	1,766,800	2,260

(A)	Formerly known as the Multi-Manager International Equity Fund

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND(A) continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Singapore - 0.8% continued
Starhill Global REIT	1,837,100	$1,073

		10,846

South Africa - 0.4%
Shoprite Holdings Ltd.	432,804	4,899

South Korea - 2.6%
DongKook Pharmaceutical Co. Ltd.	21,014	1,314
DuzonBizon Co. Ltd.	68,750	1,406
Handsome Co. Ltd.	50,580	1,727
KIWOOM Securities Co. Ltd.	48,320	3,022
KT&G Corp.	29,073	3,446
LG International Corp.	51,830	1,696
Osstem Implant Co. Ltd.*	30,280	2,055
Partron Co. Ltd.	114,440	1,055
Poongsan Corp.	49,970	1,276
S&T Motiv Co. Ltd.	21,000	1,189
Samsung Electronics Co. Ltd.	4,861	6,051
SFA Engineering Corp.	23,820	1,032
SK Telecom Co. Ltd.	32,505	6,082
SKC Co. Ltd.	83,450	1,973
SL Corp.	34,157	427

		33,751

Spain - 1.4%
Atresmedia Corp. de Medios de Comunicacion S.A.	93,840	912
Banco Bilbao Vizcaya Argentaria S.A. ADR	917,830	5,269
Bankinter S.A.	188,590	1,213
CaixaBank S.A.	1,332,824	2,934
Enagas S.A.	68,410	2,081
Industria de Diseno Textil S.A.	180,902	6,033

		18,442

Sweden - 1.4%
Axfood AB	155,400	2,972
Bilia AB, Class A	85,922	2,109
Fastighets AB Balder, Class B*	178,750	4,509
Indutrade AB	75,060	1,481
Telefonaktiebolaget LM Ericsson ADR	714,850	5,490
Wihlborgs Fastigheter AB	100,030	2,038

		18,599

Switzerland - 10.0%
Actelion Ltd. (Registered)*	8,060	1,352
Aryzta A.G.*	101,742	3,739
Chubb Ltd.	144,243	18,854
Cie Financiere Richemont S.A. (Registered)	66,249	3,887
Clariant A.G. (Registered)*	256,548	4,337
Emmi A.G. (Registered)*	5,440	3,314
Flughafen Zuerich A.G. (Registered)	12,620	2,233
Georg Fischer A.G. (Registered)	4,290	3,422
Helvetia Holding A.G. (Registered)	2,480	1,294
Julius Baer Group Ltd.*	173,510	6,973
Logitech International S.A. (Registered)	127,680	2,078
Lonza Group A.G. (Registered)*	25,030	4,148
Nestle S.A. (Registered)	226,782	17,493
Novartis A.G. (Registered)	88,283	7,262
Novartis A.G. ADR	67,870	5,600
Partners Group Holding A.G.	5,660	2,427
Roche Holding A.G. (Genusschein)	59,348	15,670
SGS S.A. (Registered)	5,594	12,827
Straumann Holding A.G. (Registered)	6,920	2,734
Swiss Life Holding A.G. (Registered)*	13,300	3,072
UBS Group A.G. (Registered)	138,917	1,797
Wizz Air Holdings PLC(1) *	56,180	1,206
Zurich Insurance Group A.G.*	25,971	6,426

		132,145

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	746,181	19,572

United Arab Emirates - 0.0%
Dubai Islamic Bank PJSC	135,614	189

United Kingdom - 16.2%
ARM Holdings PLC ADR	263,796	12,005
AstraZeneca PLC	146,560	8,725
Auto Trader Group PLC(1)	389,570	1,842
Aviva PLC	1,231,482	6,618
Balfour Beatty PLC*	806,707	2,319
Barclays PLC	2,972,368	5,659
Beazley PLC	352,420	1,712
Bellway PLC	58,410	1,477
British American Tobacco PLC	140,957	9,172
Britvic PLC	172,560	1,349
Cairn Energy PLC*	378,770	1,051
Cineworld Group PLC	198,240	1,446
Clinigen Group PLC	143,010	1,158
Cobham PLC	537,174	1,127
Compass Group PLC	682,474	13,009
Diageo PLC	176,289	4,933

(A)	Formerly known as the Multi-Manager International Equity Fund

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
United Kingdom - 16.2% continued
DS Smith PLC	300,960	$1,554
Electrocomponents PLC	317,630	1,104
GlaxoSmithKline PLC	196,759	4,230
Greene King PLC	138,820	1,449
Greggs PLC	188,980	2,450
Hays PLC	780,040	1,018
Hill & Smith Holdings PLC	92,280	1,095
Howden Joinery Group PLC	446,030	2,326
HSBC Holdings PLC ADR	172,610	5,404
IG Group Holdings PLC	108,620	1,175
Informa PLC	231,040	2,263
Intermediate Capital Group PLC	173,320	1,136
JD Sports Fashion PLC	66,020	1,017
Jupiter Fund Management PLC	399,310	1,969
Keller Group PLC	218,130	2,639
Lloyds Banking Group PLC	6,114,840	4,496
Lookers PLC	646,460	939
Markit Ltd.*	158,760	5,176
Marks & Spencer Group PLC	178,000	757
Meggitt PLC	242,110	1,313
Moneysupermarket.com Group PLC	309,340	1,119
National Express Group PLC	474,770	1,872
National Grid PLC	576,410	8,476
Northgate PLC	259,660	1,130
Novae Group PLC	129,130	1,298
Paragon Group of (The) Cos. PLC	341,120	1,106
Pendragon PLC	2,227,020	838
Playtech PLC	98,980	1,052
Prudential PLC	171,970	2,930
Reckitt Benckiser Group PLC	206,118	20,737
Redrow PLC	236,160	1,013
RELX N.V.	389,798	6,803
Rentokil Initial PLC	566,040	1,460
RPC Group PLC	137,410	1,439
Safestore Holdings PLC	522,770	2,577
Sky PLC	433,820	4,924
Smith & Nephew PLC	334,350	5,670
SSE PLC	264,130	5,523
Synthomer PLC	246,500	1,059
Ultra Electronics Holdings PLC	44,340	1,031
UNITE Group (The) PLC	178,230	1,477
Virgin Money Holdings UK PLC	243,510	818
Vodafone Group PLC	1,476,595	4,495
Vodafone Group PLC ADR	257,460	7,953
William Hill PLC	972,090	3,367
WPP PLC	248,150	5,152

		212,431

United States - 0.8%
Carnival PLC	107,908	4,791
Schlumberger Ltd.	67,180	5,312

		10,103

Total Common Stocks(2) (Cost $1,233,472)		1,240,863

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Sartorius A.G.	28,930	2,120
Volkswagen A.G.	68,267	8,205

		10,325

Total Preferred Stocks(2) (Cost $11,627)		10,325

MASTER LIMITED PARTNERSHIPS - 0.5%
United States - 0.5%
Lazard Ltd., Class A	217,504	6,478

Total Master Limited Partnerships (Cost $10,139)		6,478

INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(3) (4)	41,830,017	41,830

Total Investment Companies (Cost $41,830)		41,830

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.30%, 9/15/16(5) (6)	$4,460	$4,458

Total Short-Term Investments (Cost $4,457)		4,458

Total Investments - 99.2% (Cost $1,301,525)		1,303,954

Other Assets less Liabilities - 0.8%		10,433

NET ASSETS - 100.0%		$1,314,387

(A)	Formerly known as the Multi-Manager International Equity Fund

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND(A) continued

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of June 30, 2016 is disclosed.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Mini MSCI EAFE Index	288	$23,259	Long	9/16	$540

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.0%
Consumer Staples	8.3
Energy	5.3
Financials	17.6
Health Care	14.2
Industrials	14.0
Information Technology	13.9
Materials	6.6
Telecommunication Services	4.5
Utilities	2.6

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	23.8%
United States Dollar	17.7
British Pound	16.3
Japanese Yen	14.2
Swiss Franc	8.5
All other currencies less than 5%	19.5

Total	100.0%

(A)	Formerly known as the Multi-Manager International Equity Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$3,784	$44,768	$—	$48,552
Canada	49,824	1,342	—	51,166
China	15,725	21,276	—	37,001
Denmark	16,481	43,077	—	59,558
France	6,257	121,862	—	128,119
Hong Kong	5,409	24,305	5	29,719
India	12,598	—	—	12,598
Ireland	22,509	14,933	—	37,442
Mexico	6,968	—	—	6,968
Netherlands	23,026	55,426	—	78,452
Russia	9,660	—	—	9,660
Spain	5,269	13,173	—	18,442
Sweden	5,490	13,109	—	18,599
Switzerland	24,454	107,691	—	132,145
Taiwan	19,572	—	—	19,572
United Kingdom	30,538	181,893	—	212,431
United States	5,312	4,791	—	10,103
All Other Countries(1)	—	330,336	—	330,336

Total Common Stocks	262,876	977,982	5	1,240,863

Preferred Stocks(1)	—	10,325	—	10,325
Master Limited Partnerships	6,478	—	—	6,478
Investment Companies	41,830	—	—	41,830
Short-Term Investments	—	4,458	—	4,458

Total Investments	$311,184	$992,765	$5	$1,303,954

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$540	$—	$—	$540

(1)	Classifications as defined in the Schedule of Investments.

Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, the Fund had no transfers from Level 1 to Level 2, or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/16 (000S)
Common Stocks
Hong Kong	$5	$—	$—	*	$—	$—	$—	$—	$5	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 6/30/16 above using valuations provided by the adviser’s pricing and valuation committee.

	Fair Value at 6/30/16 (000S)	Valuation Techniques	Unobservable Inputs
Common Stock	$5	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,303,718

Gross tax appreciation of investments	$66,074
Gross tax depreciation of investments	(65,838)

Net tax appreciation of investments	$236

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$43,824	$244,304	$246,298	$32	$41,830

(A)	Formerly known as the Multi-Manager International Equity Fund

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%
Aerospace & Defense - 3.0%
General Dynamics Corp.	25,070	$3,491
Northrop Grumman Corp.	11,600	2,578
Raytheon Co.	19,000	2,583

		8,652

Apparel & Textile Products - 1.6%
Albany International Corp., Class A	26,879	1,073
NIKE, Inc., Class B	65,064	3,592

		4,665

Asset Management - 1.2%
BlackRock, Inc.	8,570	2,935
Virtus Investment Partners, Inc.	8,942	637

		3,572

Automotive - 1.2%
Johnson Controls, Inc.	58,600	2,594
Standard Motor Products, Inc.	21,053	837

		3,431

Banking - 3.1%
BancFirst Corp.	12,524	755
BB&T Corp.	73,200	2,607
BBCN Bancorp, Inc.	55,411	827
Boston Private Financial Holdings, Inc.	57,380	676
Central Pacific Financial Corp.	38,169	901
Wells Fargo & Co.	63,940	3,026

		8,792

Biotechnology & Pharmaceuticals - 8.2%
Cambrex Corp.*	17,804	921
Celgene Corp.*	22,837	2,252
Eli Lilly & Co.	37,950	2,989
Johnson & Johnson	21,400	2,596
Ligand Pharmaceuticals, Inc.*	6,994	834
Merck & Co., Inc.	95,500	5,502
Pfizer, Inc.	164,440	5,790
Regeneron Pharmaceuticals, Inc.*	5,342	1,866
Supernus Pharmaceuticals, Inc.*	43,862	893

		23,643

Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	40,000	2,592
Mosaic (The) Co.	54,750	1,433
NewMarket Corp.	5,150	2,134

		6,159

Commercial Services - 1.0%
FTI Consulting, Inc.*	21,645	880
H&R Block, Inc.	65,430	1,505
Resources Connection, Inc.	33,329	493

		2,878

Construction Materials - 0.8%
Apogee Enterprises, Inc.	30,123	1,396
US Concrete, Inc.*	14,213	866

		2,262

Consumer Products - 9.8%
Altria Group, Inc.	78,200	5,393
Archer-Daniels-Midland Co.	60,400	2,591
Coca-Cola (The) Co.	71,260	3,230
Diageo PLC ADR	23,860	2,693
General Mills, Inc.	52,990	3,779
Inter Parfums, Inc.	26,557	759
Kraft Heinz (The) Co.	29,300	2,592
Mondelez International, Inc., Class A	58,900	2,681
Nestle S.A. ADR	32,746	2,532
Reynolds American, Inc.	33,790	1,822

		28,072

Consumer Services - 0.3%
Nutrisystem, Inc.	32,219	817

Design, Manufacturing & Distribution - 0.1%
Fabrinet*	5,773	214

Distributors - Consumer Staples - 0.7%
Core-Mark Holding Co., Inc.	46,083	2,160

Distributors - Discretionary - 0.8%
Fastenal Co.	49,012	2,176

Electrical Equipment - 1.4%
General Electric Co.	130,950	4,122

Engineering & Construction Services - 0.3%
TopBuild Corp.*	20,486	742

Gaming, Lodging & Restaurants - 2.4%
Carnival Corp.	55,210	2,440
Popeyes Louisiana Kitchen, Inc.*	18,002	984
Starbucks Corp.	59,562	3,402

		6,826

Hardware - 3.9%
ADTRAN, Inc.	33,480	624
Apple, Inc.	19,818	1,895
Cisco Systems, Inc.	177,870	5,103

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Hardware - 3.9% continued
Infinera Corp.*	65,203	$735
Mercury Systems, Inc.*	56,624	1,408
Universal Electronics, Inc.*	19,948	1,442

		11,207

Health Care Facilities & Services - 3.5%
Cardinal Health, Inc.	33,200	2,590
Diplomat Pharmacy, Inc.*	33,766	1,182
Express Scripts Holding Co.*	34,100	2,585
HealthEquity, Inc.*	32,528	988
Quest Diagnostics, Inc.	32,000	2,605

		9,950

Institutional Financial Services - 0.9%
Bank of New York Mellon (The) Corp.	67,000	2,603

Insurance - 3.7%
Allstate (The) Corp.	37,100	2,595
Berkshire Hathaway, Inc., Class B*	12,190	1,765
Cincinnati Financial Corp.	41,460	3,105
Infinity Property & Casualty Corp.	8,871	715
Marsh & McLennan Cos., Inc.	37,900	2,595

		10,775

Leisure Products - 0.6%
Hasbro, Inc.	22,280	1,871

Machinery - 0.7%
CIRCOR International, Inc.	12,777	728
Raven Industries, Inc.	38,144	722
Sun Hydraulics Corp.	15,142	450

		1,900

Media - 5.9%
Alphabet, Inc., Class A*	3,285	2,311
Alphabet, Inc., Class C*	4,861	3,364
Facebook, Inc., Class A*	30,769	3,516
MDC Partners, Inc., Class A	48,410	885
Priceline Group (The), Inc.*	2,297	2,868
Quotient Technology, Inc.*	57,870	776
Reis, Inc.	33,421	832
Scholastic Corp.	26,169	1,037
Wix.com Ltd.*	41,640	1,264

		16,853

Medical Equipment & Devices - 0.7%
Align Technology, Inc.*	11,405	918
Repligen Corp.*	18,703	512
Wright Medical Group N.V.*	39,831	692

		2,122

Metals & Mining - 0.8%
Encore Wire Corp.	22,278	830
Ferroglobe PLC	86,595	746
Kaiser Aluminum Corp.	8,182	740

		2,316

Oil, Gas & Coal - 5.7%
Chevron Corp.	38,950	4,083
ConocoPhillips	58,900	2,568
Forum Energy Technologies, Inc.*	44,450	769
Halliburton Co.	57,500	2,604
Kinder Morgan, Inc.	104,830	1,962
Marathon Oil Corp.	71,000	1,066
MRC Global, Inc.*	50,859	723
Occidental Petroleum Corp.	34,300	2,592

		16,367

Real Estate - 0.4%
RE/MAX Holdings, Inc., Class A	30,711	1,237

Real Estate Investment Trusts - 0.7%
Corrections Corp. of America	57,680	2,020

Renewable Energy - 0.2%
Green Plains, Inc.	29,822	588

Retail - Consumer Staples - 1.2%
CVS Health Corp.	27,100	2,594
Smart & Final Stores, Inc.*	50,217	748

		3,342

Retail - Discretionary - 4.8%
BMC Stock Holdings, Inc.*	32,065	571
Lowe’s Cos., Inc.	77,050	6,100
Monro Muffler Brake, Inc.	19,189	1,220
O’Reilly Automotive, Inc.*	8,574	2,324
Rush Enterprises, Inc., Class A*	30,021	647
TJX (The) Cos., Inc.	38,061	2,940

		13,802

Semiconductors - 1.8%
Intel Corp.	161,980	5,313

Software - 7.1%
Acxiom Corp.*	55,000	1,209
Adobe Systems, Inc.*	26,442	2,533
CA, Inc.	165,290	5,427

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Software - 7.1% continued
Callidus Software, Inc.*	92,847	$1,855
Descartes Systems Group (The), Inc.*	39,776	759
Envestnet, Inc.*	29,580	985
Hortonworks, Inc.*	44,550	476
Microsoft Corp.	41,690	2,133
Oracle Corp.	67,548	2,765
Paycom Software, Inc.*	26,285	1,136
SPS Commerce, Inc.*	19,003	1,152

		20,430

Specialty Finance - 2.1%
MasterCard, Inc., Class A	11,485	1,011
Stewart Information Services Corp.	20,200	837
Visa, Inc., Class A	55,128	4,089

		5,937

Technology Services - 4.5%
Accenture PLC, Class A	25,240	2,859
Automatic Data Processing, Inc.	30,048	2,761
comScore, Inc.*	25,817	617
Gartner, Inc.*	20,914	2,037
Paychex, Inc.	40,740	2,424
Xerox Corp.	248,300	2,356

		13,054

Telecom - 2.6%
AT&T, Inc.	59,900	2,588
ORBCOMM, Inc.*	80,217	798
Verizon Communications, Inc.	76,080	4,249

		7,635

Transportation & Logistics - 1.4%
Marten Transport Ltd.	47,601	943
Norfolk Southern Corp.	35,900	3,056

		3,999

Utilities - 2.4%
American States Water Co.	27,241	1,193
Dominion Resources, Inc.	17,000	1,325
Duke Energy Corp.	20,890	1,792
Edison International	33,600	2,610

		6,920

Waste & Environment Services & Equipment - 0.9%
Waste Management, Inc.	39,300	2,604

Total Common Stocks (Cost $269,603)		272,028

INVESTMENT COMPANIES - 9.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	28,394,504	28,395

Total Investment Companies (Cost $28,395)		28,395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.25%, 9/15/16(3) (4)	$245	$245

Total Short-Term Investments (Cost $245)		245

Total Investments - 104.5% (Cost $298,243)		300,668

Liabilities less Other Assets - (4.5)%		(13,000)

NET ASSETS - 100.0%		$287,668

(1)	7-day yield as of June 30, 2016 is disclosed.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	45	$4,703	Long	9/16	$29
E-Mini S&P MidCap 400	2	299	Long	9/16	1
Russell 2000 Mini Index	5	574	Long	9/16	(3)

Total					$27

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued	JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.6%
Consumer Staples	11.6
Energy	6.0
Financials	11.0
Health Care	13.1
Industrials	11.6
Information Technology	23.7
Materials	3.1
Telecommunication Services	2.8
Utilities	2.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$272,028	$—	$—	$272,028
Investment Companies	28,395	—	—	28,395
Short-Term Investments	—	245	—	245

Total Investments	$300,423	$245	$—	$300,668

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$30	$—	$—	$30
Liabilities
Futures Contracts	(3)	—	—	(3)

Total Other Financial Instruments	$27	$—	$—	$27

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

From the Fund’s commencement of operations on May 5, 2016 through June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$298,252

Gross tax appreciation of investments	$4,991
Gross tax depreciation of investments	(2,575)

Net tax appreciation of investments	$2,416

Transactions in affiliated investments from the Fund’s commencement of operations on May 5, 2016 through June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$—	$282,627	$254,232	$9	$28,395

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.3%
Australia - 7.5%
APA Group	390,400	$2,704
DUET Group	15,675,553	29,338
Macquarie Atlas Roads Group	2,500,848	9,709
Origin Energy Ltd.	720,800	3,149
Spark Infrastructure Group	8,618,317	15,742
Transurban Group	3,203,359	28,731

		89,373

Canada - 5.6%
Enbridge, Inc.	331,500	14,043
Hydro One Ltd.(1)	63,300	1,272
Inter Pipeline Ltd.	211,900	4,494
Pembina Pipeline Corp.	434,400	13,201
TransCanada Corp.	659,500	29,842
Veresen, Inc.	471,600	3,997

		66,849

China - 0.5%
Beijing Capital International Airport Co. Ltd., Class H	1,583,300	1,717
ENN Energy Holdings Ltd.	892,900	4,408

		6,125

France - 11.0%
Aeroports de Paris	121,546	13,443
Eutelsat Communications S.A.	1,664,355	31,721
Groupe Eurotunnel S.E. (Registered)	796,300	8,475
SES S.A.	1,610,144	34,781
Vinci S.A.	600,113	42,741

		131,161

Germany - 1.6%
Fraport A.G. Frankfurt Airport Services Worldwide	363,200	19,404

Hong Kong - 1.3%
Beijing Enterprises Holdings Ltd.	570,900	3,248
China Gas Holdings Ltd.	1,971,400	3,007
China Merchants Holdings International Co. Ltd.	941,131	2,523
Hong Kong & China Gas Co. Ltd.	3,627,293	6,625

		15,403

Italy - 12.4%
ASTM S.p.A.	443,898	4,827
Atlantia S.p.A.	2,065,929	51,527
Hera S.p.A.	2,144,964	5,868
Snam S.p.A.	6,787,360	40,606
Societa Iniziative Autostradali e Servizi S.p.A.	886,551	7,641
Terna Rete Elettrica Nazionale S.p.A.	6,650,534	37,057

		147,526

Japan - 0.7%
East Japan Railway Co.	49,800	4,589
Japan Airport Terminal Co. Ltd.	104,100	3,749

		8,338

Mexico - 0.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	786,000	4,684

Netherlands - 0.5%
Koninklijke Vopak N.V.	121,033	6,062

New Zealand - 0.3%
Auckland International Airport Ltd.	735,800	3,420

Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,369,400	3,872

Spain - 5.2%
Abertis Infraestructuras S.A.	2,560,133	37,626
Aena S.A.(1)	58,500	7,703
Cellnex Telecom S.A.U.(1)	255,700	4,011
Ferrovial S.A.	327,146	6,357
Red Electrica Corp. S.A.	68,200	6,080

		61,777

Switzerland - 0.9%
Flughafen Zuerich A.G. (Registered)	61,550	10,891

United Arab Emirates - 0.2%
DP World Ltd.	150,600	2,501

United Kingdom - 5.9%
National Grid PLC	2,076,894	30,542
Pennon Group PLC	2,464,073	31,111
United Utilities Group PLC	638,000	8,884

		70,537

United States - 34.0%
Ameren Corp.	403,800	21,636
American Tower Corp.	339,900	38,616
American Water Works Co., Inc.	207,800	17,561
CenterPoint Energy, Inc.	203,500	4,884
Crown Castle International Corp.	174,600	17,710
CSX Corp.	1,647,384	42,964
Edison International	158,800	12,334

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.3% continued
United States - 34.0% continued
Eversource Energy	160,200	$9,596
Genesee & Wyoming, Inc., Class A*	245,000	14,443
Kinder Morgan, Inc.	1,346,100	25,199
NiSource, Inc.	452,700	12,006
Norfolk Southern Corp.	519,050	44,187
ONE Gas, Inc.	48,540	3,232
PG&E Corp.	717,060	45,834
SBA Communications Corp., Class A*	144,000	15,543
SemGroup Corp., Class A	70,960	2,310
Sempra Energy	51,900	5,918
SJW Corp.	18,062	711
Southwest Gas Corp.	95,800	7,540
Spire, Inc.	45,600	3,230
Targa Resources Corp.	209,100	8,811
Union Pacific Corp.	423,000	36,907
Williams (The) Cos., Inc.	621,200	13,437

		404,609

Total Common Stocks(2) (Cost $968,066)		1,052,532

MASTER LIMITED PARTNERSHIPS - 7.7%
United States - 7.7%
Boardwalk Pipeline Partners L.P.	325,700	5,683
Enbridge Energy Partners L.P.	109,400	2,538
Energy Transfer Equity L.P.	320,100	4,600
Energy Transfer Partners L.P.	367,500	13,991
Enterprise Products Partners L.P.	1,030,300	30,147
EQT Midstream Partners L.P.	73,700	5,918
MPLX L.P.	181,746	6,112
Rice Midstream Partners L.P.	239,906	4,901
Rice Midstream Partners L.P. (Frankfurt Exchange)	178,000	3,637
Sunoco Logistics Partners L.P.	219,700	6,316
Western Gas Partners L.P.	67,400	3,397
Williams Partners L.P.	139,609	4,836

		92,076

Total Master Limited Partnerships (Cost $88,001)		92,076

INVESTMENT COMPANIES - 3.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(3) (4)	44,598,459	44,598

Total Investment Companies (Cost $44,598)		44,598

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.30%, 9/15/16(5) (6)	$1,540	$1,539

Total Short-Term Investments (Cost $1,539)		1,539

Total Investments - 99.9% (Cost $1,102,204)		1,190,745

Other Assets less Liabilities - 0.1%		1,497

NET ASSETS - 100.0%		$1,192,242

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of June 30, 2016 is disclosed.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	136	$14,213	Long	9/16	$205
Mini MSCI EAFE Index	139	11,226	Long	9/16	169

Total					$374

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.8%
Energy	18.9
Financials	4.9
Industrials	36.2
Telecommunication Services	1.7
Utilities	32.5

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	43.6%
Euro	32.3
Australian Dollar	7.8
British Pound	6.2
Canadian Dollar	5.8
All other currencies less than 5%	4.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$66,849	$—	$—	$66,849
Mexico	4,684	—	—	4,684
United States	404,609	—	—	404,609
All Other Countries(1)	—	576,390	—	576,390

Total Common Stocks	476,142	576,390	—	1,052,532

Master Limited Partnerships(1)	87,175	4,901	—	92,076
Investment Companies	44,598	—	—	44,598
Short-Term Investments	—	1,539	—	1,539

Total Investments	$607,915	$582,830	$—	$1,190,745

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$374	$—	$—	$374

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,130,878

Gross tax appreciation of investments	$124,237
Gross tax depreciation of investments	(64,370)

Net tax appreciation of investments	$59,867

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$33,842	$154,004	$143,248	$23	$44,598

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%
Australia - 6.9%
Charter Hall Group	449,360	$1,704
Dexus Property Group	679,567	4,589
Goodman Group	550,931	2,937
Scentre Group	1,646,613	6,056
Vicinity Centres	359,800	895
Westfield Corp.	563,699	4,491

		20,672

Austria - 0.3%
CA Immobilien Anlagen A.G.*	59,600	997

Canada - 0.8%
RioCan Real Estate Investment Trust	106,500	2,418

China - 0.3%
SOHO China Ltd.	1,924,400	930

France - 3.4%
Gecina S.A.	30,551	4,176
Klepierre	66,427	2,964
Unibail-Rodamco S.E.	10,096	2,645
Unibail-Rodamco S.E.*	1,535	398

		10,183

Germany - 5.3%
alstria office REIT-A.G.*	348,968	4,713
Deutsche EuroShop A.G.	45,900	2,099
Deutsche Wohnen A.G. (Bearer)	74,875	2,541
Vonovia S.E.	183,786	6,707

		16,060

Hong Kong - 5.9%
Hongkong Land Holdings Ltd.	728,700	4,454
Hysan Development Co. Ltd.	663,000	2,956
Link REIT	453,500	3,102
Sino Land Co. Ltd.	388,000	640
Sun Hung Kai Properties Ltd.	224,000	2,699
Swire Properties Ltd.	338,400	901
Wharf Holdings (The) Ltd.	482,700	2,953

		17,705

Ireland - 0.4%
Green REIT PLC	688,265	1,065

Japan - 6.4%
GLP J-REIT	777	981
Mitsubishi Estate Co. Ltd.	317,000	5,796
Mitsui Fudosan Co. Ltd.	307,000	7,008
Nippon Accommodations Fund, Inc.	209	952
Nippon Building Fund, Inc.	221	1,358
Nippon Prologis REIT, Inc.	425	1,032
Orix JREIT, Inc.	842	1,446
United Urban Investment Corp.	444	798

		19,371

Netherlands - 0.5%
Atrium European Real Estate Ltd.*	335,960	1,445

New Zealand - 0.2%
Precinct Properties New Zealand Ltd.	731,489	651

Singapore - 1.3%
Global Logistic Properties Ltd.	1,111,100	1,500
Mapletree Commercial Trust	2,059,800	2,264

		3,764

Spain - 0.8%
Merlin Properties Socimi S.A.	234,919	2,484

Sweden - 0.3%
Fabege AB	53,086	898

United Kingdom - 5.3%
Grainger PLC	658,886	1,850
Great Portland Estates PLC	248,597	2,083
Hammerson PLC	303,981	2,221
Land Securities Group PLC	273,025	3,864
Segro PLC	138,200	776
Shaftesbury PLC	306,678	3,622
UNITE Group (The) PLC	44,746	371
Workspace Group PLC	135,649	1,263

		16,050

United States - 58.0%
Alexandria Real Estate Equities, Inc.	41,756	4,323
American Campus Communities, Inc.	50,375	2,663
American Homes 4 Rent, Class A	70,100	1,436
Apartment Investment & Management Co., Class A	70,219	3,101
AvalonBay Communities, Inc.	24,950	4,501
Boston Properties, Inc.	18,477	2,437
Brandywine Realty Trust	68,706	1,154
Brixmor Property Group, Inc.	76,871	2,034
Camden Property Trust	17,724	1,567
Care Capital Properties, Inc.	51,250	1,343
CBL & Associates Properties, Inc.	127,049	1,183
CoreSite Realty Corp.	21,503	1,907
Corporate Office Properties Trust	39,700	1,174

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
United States - 58.0% continued
CubeSmart	68,110	$2,103
CyrusOne, Inc.	33,300	1,853
DCT Industrial Trust, Inc.	71,392	3,430
DDR Corp.	123,978	2,249
DiamondRock Hospitality Co.	74,300	671
Digital Realty Trust, Inc.	33,741	3,677
Douglas Emmett, Inc.	48,286	1,715
Duke Realty Corp.	170,785	4,553
Empire State Realty Trust, Inc., Class A	75,869	1,441
Equinix, Inc.	10,251	3,975
Equity Commonwealth*	137,297	3,999
Equity One, Inc.	73,781	2,374
Equity Residential	51,583	3,553
Extra Space Storage, Inc.	15,871	1,469
Federal Realty Investment Trust	15,858	2,625
First Industrial Realty Trust, Inc.	104,625	2,911
General Growth Properties, Inc.	131,304	3,915
GEO Group (The), Inc.	2,947	101
Gramercy Property Trust	195,700	1,804
Healthcare Realty Trust, Inc.	50,128	1,754
Hersha Hospitality Trust	37,400	641
Highwoods Properties, Inc.	33,600	1,774
Host Hotels & Resorts, Inc.	301,290	4,884
Kilroy Realty Corp.	24,400	1,617
Kimco Realty Corp.	80,101	2,514
Liberty Property Trust	73,078	2,903
Mack-Cali Realty Corp.	115,344	3,114
MGM Growth Properties LLC, Class A	140,823	3,757
National Retail Properties, Inc.	48,447	2,506
Outfront Media, Inc.	84,306	2,038
Pebblebrook Hotel Trust	59,148	1,553
Physicians Realty Trust	58,821	1,236
Post Properties, Inc.	34,868	2,129
Prologis, Inc.	107,824	5,288
Public Storage	9,323	2,383
Regency Centers Corp.	32,551	2,725
Retail Properties of America, Inc., Class A	161,476	2,729
SBA Communications Corp., Class A*	4,200	453
Simon Property Group, Inc.	76,925	16,685
SL Green Realty Corp.	21,032	2,239
Spirit Realty Capital, Inc.	264,107	3,373
STORE Capital Corp.	87,090	2,565
Sunstone Hotel Investors, Inc.	85,290	1,029
Taubman Centers, Inc.	16,573	1,230
UDR, Inc.	63,899	2,359
Urban Edge Properties	143,317	4,279
Ventas, Inc.	55,680	4,055
Vornado Realty Trust	74,259	7,435
Washington Real Estate Investment Trust	47,913	1,507
Welltower, Inc.	51,434	3,918
WP Glimcher, Inc.	40,908	458

		174,371

Total Common Stocks(1) (Cost $259,378)		289,064

	PRINCIPAL AMOUNT (000S)(2)	VALUE (000S)
CONVERTIBLE BONDS - 0.5%
United States - 0.5%
VEREIT, Inc.,
3.75%, 12/15/20	$1,469	$1,458

Total Convertible Bonds (Cost $1,360)		1,458

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(3) (4)	4,477,022	$4,477

Total Investment Companies (Cost $4,477)		4,477

Total Investments - 98.1% (Cost $265,215)		294,999

Other Assets less Liabilities - 1.9%		5,851

NET ASSETS - 100.0%		$300,850

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Principal amount is in USD unless otherwise indicated.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

ACTIVE M/MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	6.4%
Diversified REITs	9.7
Health Care REITs	4.2
Hotel & Resort REITs	4.3
Industrial REITs	7.5
Integrated Telecommunication Services	0.2
Office REITs	16.6
Real Estate Development	0.5
Real Estate Operating Companies	9.2
Residential REITs	7.7
Retail REITs	27.0
Specialized REITs	6.7

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	62.1%
Euro	11.1
Australian Dollar	7.1
Japanese Yen	6.7
British Pound	5.5
All other currencies less than 5%	7.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$2,418	$—	$—	$2,418
France	398	9,785	—	10,183
United States	174,371	—	—	174,371
All Other Countries(1)	—	102,092	—	102,092

Total Common Stocks	177,187	111,877	—	289,064

Convertible Bonds(1)	—	1,458	—	1,458
Investment Companies	4,477	—	—	4,477

Total Investments	$181,664	$113,335	$—	$294,999

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$280,160

Gross tax appreciation of investments	$29,100
Gross tax depreciation of investments	(14,261)

Net tax appreciation of investments	$14,839

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$10,023	$80,292	$85,838	$8	$4,477

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 40.2%
Aerospace & Defense - 1.4%
Boeing (The) Co.	1,053	$137
Northrop Grumman Corp.	2,300	511
Raytheon Co.	1,800	245

		893

Apparel & Textile Products - 0.3%
NIKE, Inc., Class B	3,185	176

Automotive - 0.5%
Johnson Controls, Inc.	5,300	234
Tesla Motors, Inc.*	422	90

		324

Banking - 1.8%
Bank of America Corp.	21,500	285
BB&T Corp.	6,600	235
Citigroup, Inc.	6,200	263
JPMorgan Chase & Co.	4,700	292
SunTrust Banks, Inc.	2,900	119

		1,194

Biotechnology & Pharmaceuticals - 5.9%
Alexion Pharmaceuticals, Inc.*	763	89
Allergan PLC*	2,039	471
Biogen, Inc.*	1,457	352
BioMarin Pharmaceutical, Inc.*	344	27
Bristol-Myers Squibb Co.	2,560	188
Celgene Corp.*	4,523	446
Eli Lilly & Co.	4,300	339
Gilead Sciences, Inc.	3,541	295
Johnson & Johnson	2,000	243
Merck & Co., Inc.	9,000	519
Novo Nordisk A/S ADR	1,459	78
Pfizer, Inc.	16,465	580
Regeneron Pharmaceuticals, Inc.*	212	74
Shire PLC ADR	755	139
Vertex Pharmaceuticals, Inc.*	333	29

		3,869

Chemicals - 0.4%
BASF S.E. ADR	718	55
E.I. du Pont de Nemours & Co.	3,500	227

		282

Consumer Products - 3.0%
Archer-Daniels-Midland Co.	5,600	240
ConAgra Foods, Inc.	2,700	129
Constellation Brands, Inc., Class A	261	43
Estee Lauder (The) Cos., Inc., Class A	3,126	285
Herbalife Ltd.*	3,876	227
Kraft Heinz (The) Co.	2,800	248
Mondelez International, Inc., Class A	5,300	241
Monster Beverage Corp.*	715	115
Philip Morris International, Inc.	3,300	336
Tyson Foods, Inc., Class A	1,800	120

		1,984

Electrical Equipment - 0.3%
General Electric Co.	3,682	116
TE Connectivity Ltd.	1,200	68

		184

Engineering & Construction Services - 1.1%
Fluor Corp.	700	35
KBR, Inc.	50,392	667

		702

Gaming, Lodging & Restaurants - 0.5%
Marriott International, Inc., Class A	1,888	125
McDonald’s Corp.	722	87
Starbucks Corp.	2,135	122

		334

Hardware - 1.4%
Apple, Inc.	6,793	650
Cisco Systems, Inc.	8,200	235
HP, Inc.	2,900	36

		921

Health Care Facilities & Services - 1.6%
Cardinal Health, Inc.	3,100	242
Express Scripts Holding Co.*	3,200	243
HCA Holdings, Inc.*	3,700	285
Quest Diagnostics, Inc.	3,000	244

		1,014

Home & Office Products - 0.3%
Lennar Corp., Class B	2,361	88
Tupperware Brands Corp.	1,800	101

		189

Institutional Financial Services - 0.4%
Bank of New York Mellon (The) Corp.	5,800	225
Morgan Stanley	2,342	61

		286

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 40.2% continued
Insurance - 1.4%
Allstate (The) Corp.	3,500	$245
American International Group, Inc.	1,300	69
CNO Financial Group, Inc.	16,600	290
Marsh & McLennan Cos., Inc.	3,500	239
Voya Financial, Inc.	3,100	77

		920

Machinery - 0.0%
Flowserve Corp.	700	32

Media - 3.2%
Alphabet, Inc., Class A*	704	495
Alphabet, Inc., Class C*	300	208
Comcast Corp., Class A	4,680	305
Facebook, Inc., Class A*	2,865	327
Netflix, Inc.*	1,475	135
Priceline Group (The), Inc.*	87	109
Time Warner, Inc.	960	71
Walt Disney (The) Co.	4,298	420

		2,070

Medical Equipment & Devices - 0.1%
Illumina, Inc.*	442	62

Metals & Mining - 0.1%
Alcoa, Inc.	9,000	83

Oil, Gas & Coal - 2.6%
BP PLC ADR	3,100	110
Chevron Corp.	2,300	241
Concho Resources, Inc.*	617	74
ConocoPhillips	5,300	231
Ensco PLC, Class A	12,000	117
EOG Resources, Inc.	458	38
Halliburton Co.	5,300	240
Marathon Oil Corp.	15,600	234
Occidental Petroleum Corp.	3,100	234
Royal Dutch Shell PLC, Class A ADR	2,500	138
Schlumberger Ltd.	455	36

		1,693

Real Estate Investment Trusts - 0.2%
American Tower Corp.	918	104

Retail - Consumer Staples - 1.5%
Costco Wholesale Corp.	821	129
CVS Health Corp.	5,629	539
Kroger (The) Co.	3,657	134
Wal-Mart Stores, Inc.	2,000	146

		948

Retail-Discretionary - 2.7%
Alibaba Group Holding Ltd. ADR*	1,541	123
Amazon.com, Inc.*	595	426
Home Depot (The), Inc.	1,549	198
Industria de Diseno Textil S.A. ADR	10,066	168
Lowe’s Cos., Inc.	3,000	237
lululemon athletica, Inc.*	778	57
O’Reilly Automotive, Inc.*	569	154
TJX (The) Cos., Inc.	5,213	403

		1,766

Semiconductors - 0.7%
ARM Holdings PLC ADR	1,606	73
Intel Corp.	7,300	239
NVIDIA Corp.	1,080	51
NXP Semiconductors N.V.*	1,084	85

		448

Software - 3.4%
Adobe Systems, Inc.*	4,847	464
CA, Inc.	17,704	581
Microsoft Corp.	8,076	413
Oracle Corp.	700	29
Palo Alto Networks, Inc.*	539	66
Red Hat, Inc.*	1,619	118
salesforce.com, Inc.*	2,214	176
Splunk, Inc.*	1,317	71
Tencent Holdings Ltd. ADR	8,689	200
Workday, Inc., Class A*	1,099	82

		2,200

Specialty Finance - 1.9%
Ally Financial, Inc.*	6,465	110
First Data Corp., Class A*	5,200	58
MasterCard, Inc., Class A	5,926	522
PayPal Holdings, Inc.*	8,067	295
Visa,Inc.,Class A	3,414	253

		1,238

Technology Services - 0.6%
Hewlett Packard Enterprise Co.	3,500	64
S&P Global, Inc.	898	96
Xerox Corp.	24,000	228

		388

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 40.2% continued
Telecom - 0.8%
AT&T, Inc.	5,700	$246
Verizon Communications, Inc.	4,400	246
Vodafone Group PLC ADR	1,145	35

		527

Transportation & Logistics - 0.6%
Euronav N.V.	14,800	136
FedEx Corp.	1,500	227

		363

Utilities - 1.1%
American Electric Power Co., Inc.	1,100	77
Edison International	3,200	249
Entergy Corp.	1,400	114
Exelon Corp.	5,900	214
NextEra Energy, Inc.	400	52

		706

Waste & Environment Services & Equipment - 0.4%
Waste Management, Inc.	3,800	252

Total Common Stocks (Cost $22,695)		26,152

INVESTMENT COMPANIES - 50.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	32,864,525	32,865

Total Investment Companies (Cost $32,865)		32,865

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.2%
U.S. Treasury Bill,
0.26%, 9/15/16(3) (4)	$6,020	$6,017

Total Short-Term Investments (Cost $6,016)		6,017

Total Investments - 99.9% (Cost $61,576)		65,034

Other Assets less Liabilities - 0.1%		38

NET ASSETS - 100.0%		$65,072

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of June 30, 2016 is disclosed.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	342	$35,742	Long	9/16	$1,279

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.2%
Consumer Staples	11.2
Energy	7.0
Financials	10.4
Health Care	18.9
Industrials	8.5
Information Technology	23.7
Materials	1.4
Telecommunication Services	2.0
Utilities	2.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$26,152	$—	$—	$26,152
Investment Companies	32,865	—	—	32,865
Short-Term Investments	—	6,017	—	6,017

Total Investments	$59,017	$6,017	$—	$65,034

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,279	$—	$—	$1,279

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	JUNE 30, 2016 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$62,608

Gross tax appreciation of investments	$3,691
Gross tax depreciation of investments	(1,265)

Net tax appreciation of investments	$2,426

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$5,509	$467,095	$439,739	$16	$32,865

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 45.0%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc.	1,400	$235
Spirit AeroSystems Holdings, Inc., Class A*	5,100	220
Triumph Group, Inc.	2,900	103

		558

Apparel & Textile Products - 1.1%
Carter’s, Inc.	6,231	663
Gildan Activewear, Inc.	9,475	278
PVH Corp.	2,700	255
Under Armour, Inc., Class A*	7,531	302
Under Armour, Inc., Class C*	7,646	278

		1,776

Asset Management - 0.8%
Affiliated Managers Group, Inc.*	2,708	381
Ameriprise Financial, Inc.	2,300	207
Ares Capital Corp.	44,500	632

		1,220

Automotive - 0.4%
Cooper Tire & Rubber Co.	4,700	140
Goodyear Tire & Rubber (The) Co.	9,900	254
Lear Corp.	2,000	204

		598

Banking - 2.3%
Banco Latinoamericano de Comercio Exterior S.A.	4,100	109
Chemical Financial Corp.	11,300	421
East West Bancorp, Inc.	14,385	492
Fifth Third Bancorp	12,200	215
Huntington Bancshares, Inc.	24,300	217
Investors Bancorp, Inc.	40,700	451
KeyCorp	19,300	213
PacWest Bancorp	12,250	487
Regions Financial Corp.	29,400	250
Signature Bank*	4,170	521
SunTrust Banks, Inc.	5,400	222

		3,598

Biotechnology & Pharmaceuticals - 0.5%
Endo International PLC*	7,675	120
Lannett Co., Inc.*	8,100	193
Perrigo Co. PLC	3,553	322
United Therapeutics Corp.*	1,700	180

		815

Chemicals - 0.8%
Avery Dennison Corp.	5,100	381
Cabot Corp.	4,800	219
Celanese Corp., Series A	1,900	124
CF Industries Holdings, Inc.	3,300	80
Eastman Chemical Co.	3,700	251
Huntsman Corp.	14,400	194
Ingevity Corp.*	879	30

		1,279

Commercial Services - 0.8%
H&R Block, Inc.	18,625	428
KAR Auction Services, Inc.	8,500	355
R.R. Donnelley & Sons Co.	12,000	203
ServiceMaster Global Holdings, Inc.*	6,400	255

		1,241

Consumer Products - 1.9%
Archer-Daniels-Midland Co.	6,400	275
Church & Dwight Co., Inc.	7,640	786
Clearwater Paper Corp.*	3,600	235
Hain Celestial Group (The), Inc.*	9,284	462
JM Smucker (The) Co.	3,705	565
Spectrum Brands Holdings, Inc.	4,050	483
Tyson Foods, Inc., Class A	4,300	287

		3,093

Consumer Services - 0.4%
Grand Canyon Education, Inc.*	16,525	660

Containers & Packaging - 1.1%
Crown Holdings, Inc.*	12,075	612
Owens-Illinois, Inc.*	5,800	104
Packaging Corp. of America	10,850	726
WestRock Co.	8,000	311

		1,753

Distributors - Discretionary - 0.9%
Fastenal Co.	8,804	391
Ingram Micro, Inc., Class A	6,400	222
LKQ Corp.*	21,893	694
Tech Data Corp.*	2,700	194

		1,501

Electrical Equipment - 1.2%
Acuity Brands, Inc.	2,113	524
Amphenol Corp., Class A	12,477	715
Aspen Insurance Holdings Ltd.	4,100	190

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 45.0% continued
Electrical Equipment - 1.2% continued
Roper Technologies, Inc.	2,614	$446

		1,875

Engineering & Construction Services - 0.2%
Fluor Corp.	2,600	128
Tutor Perini Corp.*	5,700	134

		262

Gaming, Lodging & Restaurants - 0.5%
Brinker International, Inc.	5,000	228
Panera Bread Co., Class A*	2,757	584

		812

Hardware - 1.0%
Brocade Communications Systems, Inc.	24,500	225
CommScope Holding Co., Inc.*	6,350	197
Corning, Inc.	11,000	225
Lexmark International, Inc., Class A	6,700	253
NCR Corp.*	16,700	464
Seagate Technology PLC	4,700	114
Western Digital Corp.	2,300	109

		1,587

Health Care Facilities & Services - 2.1%
Aetna, Inc.	1,900	232
Amsurg Corp.*	6,525	506
Cigna Corp.	1,800	230
Community Health Systems, Inc.*	9,075	109
HCA Holdings, Inc.*	8,775	676
Kindred Healthcare, Inc.	16,100	182
MEDNAX, Inc.*	8,300	601
Owens & Minor, Inc.	2,400	90
PAREXEL International Corp.*	7,570	476
Quest Diagnostics, Inc.	2,900	236
Select Medical Holdings Corp.*	8,000	87

		3,425

Home & Office Products - 1.3%
Lennar Corp., Class A	8,625	398
Newell Brands, Inc.	14,664	712
Snap-on, Inc.	4,533	715
Whirlpool Corp.	1,300	217

		2,042

Industrial Services - 0.3%
HD Supply Holdings, Inc.*	11,050	385
United Rentals, Inc.*	2,175	146

		531

Institutional Financial Services - 1.2%
Intercontinental Exchange, Inc.	2,394	613
Nasdaq, Inc.	7,625	493
Raymond James Financial, Inc.	10,169	501
SEI Investments Co.	5,400	260

		1,867

Insurance - 2.2%
Aflac, Inc.	1,600	115
Allstate (The) Corp.	1,700	119
American Financial Group, Inc.	2,500	185
Arthur J. Gallagher & Co.	14,650	697
Assurant, Inc.	1,300	112
Endurance Specialty Holdings Ltd.	3,400	228
Everest Re Group Ltd.	1,500	274
Hartford Financial Services Group (The), Inc.	12,175	540
Lincoln National Corp.	5,300	206
Principal Financial Group, Inc.	5,200	214
Reinsurance Group of America, Inc.	6,125	594
Unum Group	3,300	105
Validus Holdings Ltd.	3,800	185

		3,574

Iron & Steel - 0.4%
Carpenter Technology Corp.	3,800	125
Reliance Steel & Aluminum Co.	5,975	460

		585

Machinery - 1.4%
Briggs & Stratton Corp.	11,000	233
Crane Co.	2,800	159
Hyster-Yale Materials Handling, Inc.	3,400	202
IDEX Corp.	6,159	506
Middleby (The) Corp.*	5,472	630
Milacron Holdings Corp.*	22,175	322
Oshkosh Corp.	4,700	224

		2,276

Media - 0.3%
Gannett Co., Inc.	12,050	167
TEGNA, Inc.	5,000	116
Viacom, Inc., Class B	3,600	149

		432

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 45.0% continued
Medical Equipment & Devices - 3.0%
ABIOMED, Inc.*	1,400	$153
Align Technology, Inc.*	5,888	474
C.R. Bard, Inc.	3,079	724
Catalent, Inc.*	19,375	445
Cooper (The) Cos., Inc.	2,978	511
DENTSPLY SIRONA, Inc.	9,691	601
IDEXX Laboratories, Inc.*	4,356	405
STERIS PLC	5,904	406
Varian Medical Systems, Inc.*	5,247	432
VWR Corp.*	22,875	661

		4,812

Metals & Mining - 0.1%
Constellium N.V., Class A*	49,125	230

Oil, Gas & Coal - 1.1%
Bristow Group, Inc.	13,800	157
Gulfport Energy Corp.*	5,400	169
Marathon Petroleum Corp.	6,400	243
Murphy USA, Inc.*	3,100	230
Oceaneering International, Inc.	5,800	173
PBF Energy, Inc., Class A	5,700	136
Tesoro Corp.	3,500	262
Valero Energy Corp.	6,500	332

		1,702

Passenger Transportation - 0.1%
Alaska Air Group, Inc.	3,700	216

Real Estate - 0.0%
RMR Group (The), Inc., Class A(1)	1	—

Real Estate Investment Trusts - 2.4%
Annaly Capital Management, Inc.	21,100	234
Ashford Hospitality Prime, Inc.	4,231	60
Ashford Hospitality Trust, Inc.	20,200	108
Brandywine Realty Trust	11,300	190
Capstead Mortgage Corp.	19,900	193
Cousins Properties, Inc.	21,500	224
Franklin Street Properties Corp.	18,900	232
Government Properties Income Trust	5,400	125
Hospitality Properties Trust	8,300	239
Lexington Realty Trust	22,800	230
MFA Financial, Inc.	23,200	169
New Residential Investment Corp.	57,450	795
Omega Healthcare Investors, Inc.	2,800	95
PennyMac Mortgage Investment Trust	12,100	196
Piedmont Office Realty Trust, Inc., Class A	13,000	280
Senior Housing Properties Trust	13,500	281
Sunstone Hotel Investors, Inc.	9,200	111

		3,762

Retail - Consumer Staples - 0.1%
SUPERVALU, Inc.*	41,400	195

Retail - Discretionary - 3.0%
Beacon Roofing Supply, Inc.*	6,086	277
Copart, Inc.*	9,743	478
Dillard’s, Inc., Class A	1,900	115
Ethan Allen Interiors, Inc.	6,900	228
Finish Line (The), Inc., Class A	12,900	260
GameStop Corp., Class A	4,300	114
Group 1 Automotive, Inc.	2,000	99
Hertz Global Holdings, Inc.*	22,750	252
HSN, Inc.	5,400	264
Kohl’s Corp.	6,100	231
Macy’s, Inc.	3,400	114
O’Reilly Automotive, Inc.*	3,201	868
Signet Jewelers Ltd.	1,725	142
Tailored Brands, Inc.	7,625	97
Tractor Supply Co.	9,363	854
Williams-Sonoma, Inc.	6,999	365

		4,758

Semiconductors - 0.4%
Micron Technology, Inc.*	18,050	248
Teradyne, Inc.	11,400	225
Vishay Intertechnology, Inc.	8,400	104

		577

Software - 3.4%
ANSYS, Inc.*	5,784	525
CA, Inc.	3,400	112
Cerner Corp.*	11,010	645
Check Point Software Technologies Ltd.*	4,650	370
Intuit, Inc.	6,384	712
j2 Global, Inc.	5,207	329
Manhattan Associates, Inc.*	11,617	745
Red Hat, Inc.*	7,779	565
Symantec Corp.	5,400	111
Tyler Technologies, Inc.*	4,479	747
Ultimate Software Group (The), Inc.*	2,608	548

		5,409

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 45.0% continued
Specialty Finance - 2.6%
Aircastle Ltd.	9,600	$188
CIT Group, Inc.	3,600	115
Discover Financial Services	4,200	225
Fidelity National Information Services, Inc.	9,925	731
First American Financial Corp.	13,875	558
First Data Corp., Class A*	28,900	320
Fiserv, Inc.*	10,504	1,142
Global Payments, Inc.	5,375	384
Synchrony Financial*	18,125	458

		4,121

Technology Services - 3.4%
Broadridge Financial Solutions, Inc.	17,750	1,157
CACI International, Inc., Class A*	3,950	357
Cognizant Technology Solutions Corp., Class A*	10,131	580
Convergys Corp.	5,200	130
CoStar Group, Inc.*	2,758	603
Gartner, Inc.*	6,546	638
IMS Health Holdings, Inc.*	16,750	425
MAXIMUS, Inc.	4,456	247
Sabre Corp.	11,725	314
Teradata Corp.*	4,800	120
Verisk Analytics, Inc.*	7,876	639
Xerox Corp.	22,900	217

		5,427

Telecom - 0.1%
RingCentral, Inc., Class A*	10,575	209

Transportation & Logistics - 0.3%
JB Hunt Transport Services, Inc.	6,514	527

Transportation Equipment - 0.4%
Cummins, Inc.	1,900	214
Wabash National Corp.*	13,100	166
Wabtec Corp.	4,078	286

		666

Utilities - 1.1%
American Electric Power Co., Inc.	3,400	238
Edison International	3,000	233
Entergy Corp.	5,200	423
FirstEnergy Corp.	13,200	461
Public Service Enterprise Group, Inc.	9,100	424

		1,779

Waste & Environment Services & Equipment - 0.1%
Tetra Tech, Inc.	7,300	224

Total Common Stocks (Cost $55,961)		71,974

INVESTMENT COMPANIES - 50.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(2) (3)	80,019,366	80,019

Total Investment Companies (Cost $80,019)		80,019

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.4%
U.S. Treasury Bill,
0.26%, 9/15/16(4) (5)	$8,720	$8,716

Total Short-Term Investments (Cost $8,715)		8,716

Total Investments - 100.5% (Cost $144,695)		160,709

Liabilities less Other Assets - (0.5)%		(872)

NET ASSETS - 100.0%		$159,837

(1)	Value rounds to less than one thousand.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of June 30, 2016 is disclosed.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P MidCap 400	570	$85,101	Long	9/16	$4,176

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	15.2%
Consumer Staples	4.2
Energy	2.1
Financials	21.6
Health Care	14.1
Industrials	13.5
Information Technology	21.1
Materials	5.7
Utilities	2.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$71,974	$—	$—	$71,974
Investment Companies	80,019	—	—	80,019
Short-Term Investments	—	8,716	—	8,716

Total Investments	$151,993	$8,716	$—	$160,709

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$4,176	$—	$—	$4,176

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$146,685

Gross tax appreciation of investments	$18,870
Gross tax depreciation of investments	(4,846)

Net tax appreciation of investments	$14,024

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$20,299	$433,076	$373,356	$28	$80,019

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 45.7%
Aerospace & Defense - 0.2%
HEICO Corp.	986	$66

Asset Management - 0.7%
Artisan Partners Asset Management, Inc., Class A	823	23
Financial Engines, Inc.	1,694	44
Golub Capital BDC, Inc.	2,150	39
Oppenheimer Holdings, Inc., Class A	2,000	31
Real Industry, Inc.*	8,819	68

		205

Automotive - 1.7%
Dorman Products, Inc.*	3,115	178
Gentex Corp.	4,141	64
Gentherm, Inc.*	3,835	131
Miller Industries, Inc.	2,792	58
Motorcar Parts of America, Inc.*	4,580	124

		555

Banking - 3.3%
Associated Banc-Corp	2,000	34
BofI Holding, Inc.*	4,560	81
Cardinal Financial Corp.	2,070	45
First BanCorp*	9,500	38
First Horizon National Corp.	8,495	117
First Midwest Bancorp, Inc.	1,415	25
First NBC Bank Holding Co.*	1,520	26
First Niagara Financial Group, Inc.	11,700	114
FirstMerit Corp.	2,080	42
FNB Corp.	2,246	28
Great Western Bancorp, Inc.	894	28
Hancock Holding Co.	421	11
IBERIABANK Corp.	756	45
Investors Bancorp, Inc.	1,800	20
MB Financial, Inc.	2,330	84
Northwest Bancshares, Inc.	2,024	30
Popular, Inc.	2,900	85
United Community Banks, Inc.	2,076	38
Valley National Bancorp	5,345	49
Washington Federal, Inc.	800	19
Webster Financial Corp.	1,083	37
Westamerica Bancorporation	686	34
Wintrust Financial Corp.	685	35

		1,065

Biotechnology & Pharmaceuticals - 1.5%
Aceto Corp.	405	9
Akorn, Inc.*	4,570	130
Ligand Pharmaceuticals, Inc.*	2,005	239
Phibro Animal Health Corp., Class A	358	7
Taro Pharmaceutical Industries Ltd.*	300	44
Teligent, Inc.*	7,890	56

		485

Chemicals - 0.6%
American Vanguard Corp.	3,300	50
Balchem Corp.	1,835	109
Minerals Technologies, Inc.	542	31

		190

Commercial Services - 1.4%
Advisory Board (The) Co.*	3,703	131
Brink’s (The) Co.	700	20
G&K Services, Inc., Class A	424	32
Healthcare Services Group, Inc.	5,694	236
Heidrick & Struggles International, Inc.	600	10
Hudson Global, Inc.	13,755	27

		456

Consumer Products - 0.3%
Dean Foods Co.	5,434	98

Consumer Services - 0.3%
Grand Canyon Education, Inc.*	2,421	97

Containers & Packaging - 0.4%
Silgan Holdings, Inc.	2,322	120

Design, Manufacturing & Distribution - 0.2%
CTS Corp.	3,692	66

Distributors - Consumer Staples - 0.4%
Calavo Growers, Inc.	850	57
United Natural Foods, Inc.*	1,174	55

		112

Distributors - Discretionary - 0.3%
LKQ Corp.*	2,720	86

Electrical Equipment - 0.9%
Babcock & Wilcox Enterprises, Inc.*	2,500	37
Belden, Inc.	447	27
Cognex Corp.	1,405	61
National Instruments Corp.	4,726	129
Watts Water Technologies, Inc., Class A	777	45

		299

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 45.7% continued
Engineering & Construction Services - 0.5%
KBR, Inc.	4,700	$62
Tutor Perini Corp.*	4,400	104

		166

Gaming, Lodging & Restaurants - 0.9%
Bloomin’ Brands, Inc.	1,884	34
Buffalo Wild Wings, Inc.*	785	109
Cheesecake Factory (The), Inc.	890	43
Del Frisco’s Restaurant Group, Inc.*	3,930	56
Golden Entertainment, Inc.	400	5
Noodles & Co.*	1,749	17
Ruby Tuesday, Inc.*	4,300	15

		279

Hardware - 1.4%
ARRIS International PLC*	4,700	98
Dolby Laboratories, Inc., Class A	309	15
Extreme Networks, Inc.*	9,600	33
InterDigital, Inc.	3,088	172
Plantronics, Inc.	450	20
QLogic Corp.*	5,100	75
Stratasys Ltd.*	1,844	42

		455

Health Care Facilities & Services - 2.3%
AAC Holdings, Inc.*	2,110	48
Air Methods Corp.*	1,520	54
Chemed Corp.	560	76
Diplomat Pharmacy, Inc.*	3,048	107
Hanger, Inc.*	7,900	59
ICON PLC*	1,525	107
LifePoint Health, Inc.*	1,700	111
NeoGenomics, Inc.*	8,505	68
Nobilis Health Corp.*	12,640	28
Providence Service (The) Corp.*	1,505	68

		726

Home & Office Products - 0.8%
M/I Homes, Inc.*	1,700	32
Masonite International Corp.*	1,700	112
TRI Pointe Group, Inc.*	5,100	60
Tupperware Brands Corp.	724	41

		245

Industrial Services - 0.6%
Kaman Corp.	2,154	92
Ritchie Bros. Auctioneers, Inc.	2,735	92

		184

Institutional Financial Services - 0.0%
Greenhill & Co., Inc.	674	11

Insurance - 1.6%
Argo Group International Holdings Ltd.	1,703	88
CNO Financial Group, Inc.	1,203	21
Endurance Specialty Holdings Ltd.	511	34
Enstar Group Ltd.*	500	81
Global Indemnity PLC*	2,723	75
Horace Mann Educators Corp.	4,800	162
National Western Life Group, Inc., Class A	100	20
Primerica, Inc.	400	23

		504

Leisure Products - 0.1%
Thor Industries, Inc.	602	39

Machinery - 0.2%
Hyster-Yale Materials Handling, Inc.	584	35
Regal Beloit Corp.	526	29

		64

Manufactured Goods - 0.7%
EnPro Industries, Inc.	2,000	89
Global Brass & Copper Holdings, Inc.	614	17
Proto Labs, Inc.*	1,868	107
Timken (The) Co.	689	21

		234

Media - 1.7%
Boingo Wireless, Inc.*	2,430	22
HealthStream, Inc.*	1,840	49
IAC/InterActiveCorp	1,890	106
MDC Partners, Inc., Class A	5,331	98
National CineMedia, Inc.	2,580	40
Shutterfly, Inc.*	2,275	106
Stamps.com, Inc.*	1,315	115
TechTarget, Inc.*	1,145	9

		545

Medical Equipment & Devices - 1.9%
Bio-Techne Corp.	2,322	262
Cepheid, Inc.*	2,201	68
Globus Medical, Inc., Class A*	1,800	43
Invacare Corp.	2,300	28
MiMedx Group, Inc.*	8,470	67

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 45.7% continued
Medical Equipment & Devices - 1.9% continued
Neogen Corp.*	744	$42
Novadaq Technologies, Inc.*	3,694	36
West Pharmaceutical Services, Inc.	446	34
Zeltiq Aesthetics, Inc.*	1,441	39

		619

Metals & Mining - 0.2%
Compass Minerals International, Inc.	1,007	75

Oil, Gas & Coal - 1.0%
Cairn Energy PLC ADR*	5,400	30
Cobalt International Energy, Inc.*	4,100	5
Kosmos Energy Ltd.*	5,500	30
McDermott International, Inc.*	4,800	24
Parsley Energy, Inc., Class A*	3,830	104
Patterson-UTI Energy, Inc.	1,672	36
PBF Energy, Inc., Class A	600	14
World Fuel Services Corp.	1,526	72

		315

Real Estate - 0.4%
Howard Hughes (The) Corp.*	1,140	130

Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc.	4,307	40
Corporate Office Properties Trust	1,957	58
CyrusOne, Inc.	679	38
GEO Group (The), Inc.	4,733	162
Gramercy Property Trust	5,097	47
Granite Real Estate Investment Trust	1,300	39
Hersha Hospitality Trust	1,525	26
Potlatch Corp.	1,116	38
Seritage Growth Properties, Class A	300	15
Starwood Property Trust, Inc.	2,520	52

		515

Recreational Facilities & Services - 0.4%
AMC Entertainment Holdings, Inc., Class A	1,140	32
Six Flags Entertainment Corp.	1,612	93

		125

Renewable Energy - 0.2%
Green Plains, Inc.	2,732	54

Retail - Consumer Staples - 1.2%
Big Lots, Inc.	1,222	61
Five Below, Inc.*	4,755	221
Natural Grocers by Vitamin Cottage, Inc.*	1,140	15
Ollie’s Bargain Outlet Holdings, Inc.*	2,665	66
SpartanNash Co.	980	30

		393

Retail - Discretionary - 2.2%
Abercrombie & Fitch Co., Class A	527	9
Beacon Roofing Supply, Inc.*	1,207	55
Caleres, Inc.	1,342	33
Duluth Holdings, Inc., Class B*	3,350	82
Freshpet, Inc.*	3,782	35
Monro Muffler Brake, Inc.	1,340	85
Office Depot, Inc.*	28,800	95
Rush Enterprises, Inc., Class A*	7,800	168
Sonic Automotive, Inc., Class A	4,500	77
Tile Shop Holdings, Inc.*	2,691	54

		693

Semiconductors - 1.7%
Cabot Microelectronics Corp.	1,203	51
Cavium, Inc.*	830	32
Diodes, Inc.*	2,700	51
MACOM Technology Solutions Holdings, Inc.*	2,730	90
Monolithic Power Systems, Inc.	1,540	105
ON Semiconductor Corp.*	5,100	45
Power Integrations, Inc.	935	47
Silicon Motion Technology Corp. ADR	1,120	54
Synaptics, Inc.*	1,180	63

		538

Software - 4.3%
2U, Inc.*	1,487	44
athenahealth, Inc.*	567	78
Callidus Software, Inc.*	4,305	86
ChannelAdvisor Corp.*	1,632	24
Digi International, Inc.*	2,630	28
Envestnet, Inc.*	3,970	132
Fleetmatics Group PLC*	1,628	71
InnerWorkings, Inc.*	2,590	21
Inovalon Holdings, Inc., Class A*	4,878	88
j2 Global, Inc.	1,110	70
Mentor Graphics Corp.	1,787	38
Nice Ltd. ADR	493	31
Paylocity Holding Corp.*	800	35
Pegasystems, Inc.	2,209	60
PROS Holdings, Inc.*	2,188	38
SPS Commerce, Inc.*	2,243	136

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 45.7% continued
Software - 4.3% continued
Tyler Technologies, Inc.*	662	$110
Ultimate Software Group (The), Inc.*	863	182
Veeva Systems, Inc., Class A*	1,664	57
Verint Systems, Inc.*	1,251	41

		1,370

Specialty Finance - 1.2%
Cass Information Systems, Inc.	743	38
Ellie Mae, Inc.*	1,903	174
LendingTree, Inc.*	475	42
PHH Corp.*	2,600	35
PRA Group, Inc.*	2,047	50
SLM Corp.*	7,920	49

		388

Technology Services - 3.3%
comScore, Inc.*	3,135	75
Convergys Corp.	2,220	56
CoStar Group, Inc.*	1,159	253
Cubic Corp.	1,099	44
EPAM Systems, Inc.*	1,590	102
ManTech International Corp., Class A	740	28
MAXIMUS, Inc.	4,330	240
Virtusa Corp.*	3,065	88
WageWorks, Inc.*	2,725	163

		1,049

Telecom - 0.3%
8x8, Inc.*	6,540	96

Transportation & Logistics - 1.4%
Echo Global Logistics, Inc.*	6,125	137
Forward Air Corp.	665	30
Genesee & Wyoming, Inc., Class A*	970	57
Matson, Inc.	3,300	107
Mobile Mini, Inc.	1,485	51
Roadrunner Transportation Systems, Inc.*	6,360	48

		430

Transportation Equipment - 0.1%
Meritor, Inc.*	3,900	28
Navistar International Corp.*	600	7

		35

Utilities - 1.2%
ALLETE, Inc.	721	47
California Water Service Group	907	32
Great Plains Energy, Inc.	3,300	100
NRG Energy, Inc.	3,223	48
Portland General Electric Co.	2,100	93
Vectren Corp.	498	26
WGL Holdings, Inc.	354	25

		371

Waste & Environment Services & Equipment - 0.1%
Tetra Tech, Inc.	1,325	41

Total Common Stocks (Cost $12,551)		14,589

INVESTMENT COMPANIES - 46.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	14,812,064	14,812

Total Investment Companies (Cost $14,812)		14,812

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.7%
U.S. Treasury Bill,
0.27%, 9/15/16(3) (4)	$2,450	$2,449

Total Short-Term Investments (Cost $2,449)		2,449

Total Investments - 99.8% (Cost $29,812)		31,850

Other Assets less Liabilities - 0.2%		48

NET ASSETS - 100.0%		$31,898

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of June 30, 2016 is disclosed.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	145	$16,637	Long	9/16	$612

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.7%
Consumer Staples	2.0
Energy	2.5
Financials	17.4
Health Care	14.4
Industrials	16.3
Information Technology	25.3
Materials	3.1
Telecommunication Services	0.8
Utilities	2.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Oil, Gas & Coal	$285	$30	$—	$315
All Other Industries(1)	14,274	—	—	14,274

Total Common Stocks	14,559	30	—	14,589

Investment Companies	14,812	—	—	14,812
Short-Term Investments	—	2,449	—	2,449

Total Investments	$29,371	$2,479	$—	$31,850

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$612	$—	$—	$612

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$30,926

Gross tax appreciation of investments	$2,312
Gross tax depreciation of investments	(1,388)

Net tax appreciation of investments	$924

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$5,372	$165,716	$156,276	$6	$14,812

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 1.5%
United States - 1.5%
JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia),
6.13%, 5/17/28 (IDR)(2)	$9,550,000	$637
8.75%, 5/19/31 (IDR)(2)	2,054,000	171
8.38%, 3/17/34 (IDR)(2)	3,881,000	312

		1,120

Total Corporate Bonds (Cost $1,086)		1,120

FOREIGN ISSUER BONDS - 82.3%
Angola - 0.2%
Angolan Government International Bond,
9.50%, 11/12/25(2)	133	132

Argentina - 4.2%
Argentine Republic Government International Bond,
8.75%, 6/2/17	215	225
6.25%, 4/22/19	150	157
6.88%, 4/22/21	240	256
6.88%, 4/22/21(2)	120	128
7.50%, 4/22/26	150	162
7.50%, 4/22/26(2)	420	454
7.82%, 12/31/33 (EUR)	131	151
8.28%, 12/31/33	283	314
6.06%, 12/15/35 (EUR)(3) (4)	145	17
6.27%, 12/15/35(3) (4)	1,440	152
7.13%, 7/6/36	150	150
2.50%, 12/31/38(5)	932	629
7.63%, 4/22/46(2)	200	216
Provincia de Cordoba,
7.13%, 6/10/21(2)	150	150
YPF S.A.,
8.88%, 12/19/18	30	32
8.75%, 4/4/24	20	22

		3,215

Azerbaijan - 0.2%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	125	127

Belize - 0.1%
Belize Government International Bond,
5.00%, 2/20/38(5)	130	73

Brazil - 7.5%
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/19 (BRL)(6)	3,539	824
0.00%, 7/1/19 (BRL)(6)	425	93
Brazil Notas do Tesouro Nacional, Serie B,
6.00%, 5/15/35 (BRL)	100	90
6.00%, 8/15/50 (BRL)	330	297
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/17 (BRL)	5,843	1,784
10.00%, 1/1/21 (BRL)	3,867	1,122
10.00%, 1/1/23 (BRL)	1,280	363
10.00%, 1/1/25 (BRL)	1,290	360
Brazilian Government International Bond,
4.88%, 1/22/21	35	37
2.63%, 1/5/23	428	390
8.25%, 1/20/34	135	164
7.13%, 1/20/37	35	39
5.63%, 1/7/41	100	97
5.00%, 1/27/45	60	54

		5,714

Cameroon - 0.1%
Republic of Cameroon International Bond,
9.50%, 11/19/25	40	41

Chile - 0.3%
Chile Government International Bond,
5.50%, 8/5/20 (CLP)	15,000	24
Corp. Nacional del Cobre de Chile,
3.88%, 11/3/21	81	86
3.00%, 7/17/22	85	84

		194

Colombia - 3.2%
Banco de Bogota S.A.,
6.25%, 5/12/26	50	51
Colombia Government International Bond,
4.38%, 7/12/21	75	81
4.00%, 2/26/24	235	245
4.50%, 1/28/26	30	32
9.85%, 6/28/27 (COP)	618,000	254
7.38%, 9/18/37	145	188
Colombian TES,
7.00%, 5/4/22 (COP)	1,106,600	380
10.00%, 7/24/24 (COP)	511,400	204
7.50%, 8/26/26 (COP)	836,900	286

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 82.3% continued
Colombia - 3.2% continued
6.00%, 4/28/28 (COP)	$2,085,800	$629
Ecopetrol S.A.,
5.38%, 6/26/26	44	43
5.88%, 5/28/45	65	56

		2,449

Costa Rica - 0.5%
Banco Nacional de Costa Rica,
5.88%, 4/25/21(2)	70	72
Costa Rica Government International Bond,
4.25%, 1/26/23	40	38
7.00%, 4/4/44	35	35
7.16%, 3/12/45	200	200

		345

Croatia - 1.7%
Croatia Government International Bond,
6.75%, 11/5/19	200	218
6.38%, 3/24/21	245	268
5.50%, 4/4/23	250	265
6.00%, 1/26/24	460	503

		1,254

Dominican Republic - 2.6%
Dominican Republic International Bond,
7.50%, 5/6/21	100	111
5.88%, 4/18/24	250	261
5.50%, 1/27/25	455	464
6.88%, 1/29/26(2)	250	276
7.45%, 4/30/44	370	407
6.85%, 1/27/45	440	458

		1,977

Ecuador - 0.1%
Ecuador Government International Bond,
10.50%, 3/24/20(2)	75	75

Egypt - 0.1%
Egypt Government International Bond,
5.75%, 4/29/20	100	101

El Salvador - 0.0%
El Salvador Government International Bond,
7.75%, 1/24/23	30	30

Ghana - 0.8%
Ghana Government International Bond,
7.88%, 8/7/23	700	614

Guatemala - 0.3%
Guatemala Government Bond,
4.50%, 5/3/26	200	204

Hungary - 2.6%
Hungary Government Bond,
6.75%, 2/24/17 (HUF)	14,790	54
6.75%, 11/24/17 (HUF)	21,000	80
6.50%, 6/24/19 (HUF)	18,020	72
3.50%, 6/24/20 (HUF)	17,370	65
6.00%, 11/24/23 (HUF)	60,430	258
3.00%, 6/26/24 (HUF)	29,920	106
5.50%, 6/24/25 (HUF)	118,970	499
Hungary Government International Bond,
5.38%, 2/21/23	450	499
5.75%, 11/22/23	268	305

		1,938

Indonesia - 8.8%
Indonesia Government International Bond,
5.88%, 3/13/20	135	150
3.38%, 4/15/23	130	131
2.63%, 6/14/23 (EUR)(2)	100	112
5.88%, 1/15/24	95	110
4.13%, 1/15/25(2)	120	125
4.75%, 1/8/26	330	360
3.75%, 6/14/28 (EUR)(2)	100	113
7.75%, 1/17/38	50	68
5.13%, 1/15/45	490	522
Indonesia Treasury Bond,
7.88%, 4/15/19 (IDR)	6,350,000	489
8.38%, 3/15/24 (IDR)	15,577,000	1,248
8.38%, 9/15/26 (IDR)	12,938,000	1,039
9.00%, 3/15/29 (IDR)	5,724,000	480
8.75%, 5/15/31 (IDR)	6,414,000	533
8.25%, 5/15/36 (IDR)	1,376,000	110
Pelabuhan Indonesia II PT,
5.38%, 5/5/45	200	189
Pertamina Persero PT,
4.88%, 5/3/22	154	162
4.30%, 5/20/23	225	229
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25(2)	80	83

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 82.3% continued
Indonesia - 8.8% continued
4.55%, 3/29/26	$249	$260
4.55%, 3/29/26(2)	110	115

		6,628

Israel - 0.0%
Delek & Avner Tamar Bond Ltd.,
5.08%, 12/30/23(2)	25	26

Ivory Coast - 1.2%
Ivory Coast Government International Bond,
5.75%, 12/31/32(5)	1,006	939

Jamaica - 0.5%
Jamaica Government International Bond,
8.00%, 6/24/19	85	92
6.75%, 4/28/28	276	290

		382

Jordan - 0.0%
Jordan Government International Bond,
6.13%, 1/29/26(2)	20	21

Kazakhstan - 1.7%
Kazakhstan Government International Bond,
3.88%, 10/14/24	295	297
3.88%, 10/14/24(2)	205	206
4.88%, 10/14/44	200	195
KazMunayGas National Co. JSC,
9.13%, 7/2/18	225	250
7.00%, 5/5/20	125	137
6.38%, 4/9/21	200	219

		1,304

Kenya - 0.1%
Kenya Government International Bond,
6.88%, 6/24/24	110	102

Malaysia - 3.3%
Malaysia Government Bond,
3.65%, 10/31/19 (MYR)	1,530	384
4.05%, 9/30/21 (MYR)	2,690	687
3.80%, 9/30/22 (MYR)	2,100	524
3.96%, 9/15/25 (MYR)	3,745	939

		2,534

Mexico - 6.6%
Mexican Bonos,
5.00%, 12/11/19 (MXN)	21,332	1,160
6.50%, 6/10/21 (MXN)	6,400	366
10.00%, 12/5/24 (MXN)	20,390	1,432
7.50%, 6/3/27 (MXN)	2,900	178
7.75%, 5/29/31 (MXN)	2,050	128
10.00%, 11/20/36 (MXN)	1,700	131
7.75%, 11/13/42 (MXN)(7)	2	—
Mexican Udibonos,
4.00%, 11/15/40 (MXN)	536	175
Mexico Government International Bond,
3.60%, 1/30/25	200	209
4.13%, 1/21/26	200	217
6.75%, 9/27/34	21	28
6.05%, 1/11/40	40	50
4.75%, 3/8/44	8	9
4.60%, 1/23/46	165	174
Petroleos Mexicanos,
8.00%, 5/3/19	145	162
6.38%, 2/4/21	70	76
6.88%, 8/4/26	55	61
5.50%, 6/27/44	321	290
6.38%, 1/23/45	103	103
5.63%, 1/23/46	21	19

		4,968

Morocco - 0.1%
OCP S.A.,
5.63%, 4/25/24	80	85

Namibia - 0.1%
Namibia International Bonds,
5.25%, 10/29/25(2)	60	61

Netherlands - 1.1%
GTH Finance B.V.,
7.25%, 4/26/23	15	16
Petrobras Global Finance B.V.,
8.38%, 5/23/21	821	847

		863

Oman - 0.1%
Oman Government International Bond,
3.63%, 6/15/21(2)	80	81

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 82.3% continued
Pakistan - 0.1%
Pakistan Government International Bond,
8.25%, 4/15/24(2)	$50	$52
8.25%, 9/30/25(2)	50	53

		105

Panama - 1.4%
Panama Government International Bond,
4.00%, 9/22/24	85	91
3.75%, 3/16/25	465	491
7.13%, 1/29/26	100	132
8.88%, 9/30/27	116	171
3.88%, 3/17/28	110	116
6.70%, 1/26/36	57	76

		1,077

Paraguay - 0.7%
Paraguay Government International Bond,
4.63%, 1/25/23	355	369
5.00%, 4/15/26(2)	90	95
6.10%, 8/11/44(2)	75	81

		545

Peru - 0.8%
Corp. Financiera de Desarrollo S.A.,
4.75%, 7/15/25	100	107
Peruvian Government International Bond,
8.20%, 8/12/26 (PEN)	90	32
4.13%, 8/25/27	34	37
6.95%, 8/12/31 (PEN)	40	13
6.90%, 8/12/37 (PEN)	520	168
5.63%, 11/18/50	185	229

		586

Philippines - 0.1%
Philippine Government Bond,
3.63%, 9/9/25 (PHP)	1,940	42

Poland - 3.1%
Poland Government Bond,
5.50%, 10/25/19 (PLN)	1,500	425
1.50%, 4/25/20 (PLN)	340	85
5.25%, 10/25/20 (PLN)	590	169
5.75%, 9/23/22 (PLN)	1,340	406
3.25%, 7/25/25 (PLN)	4,288	1,125
2.50%, 7/25/26 (PLN)	649	159

		2,369

Qatar - 0.1%
Ooredoo International Finance Ltd.,
3.75%, 6/22/26(2)	100	101

Romania - 2.2%
Romania Government Bond,
4.75%, 2/24/25 (RON)	2,315	626
5.80%, 7/26/27 (RON)	1,780	517
Romanian Government International Bond,
6.13%, 1/22/44	408	511

		1,654

Russia - 3.0%
Russian Federal Bond - OFZ,
7.40%, 6/14/17 (RUB)	10,930	168
7.50%, 2/27/19 (RUB)	19,820	301
7.60%, 4/14/21 (RUB)	6,880	104
7.60%, 7/20/22 (RUB)	11,500	174
7.00%, 8/16/23 (RUB)	28,237	415
8.15%, 2/3/27 (RUB)	6,325	99
7.05%, 1/19/28 (RUB)	1,830	26
Russian Foreign Bond - Eurobond,
4.88%, 9/16/23	400	436
12.75%, 6/24/28	50	88
5.63%, 4/4/42	400	454

		2,265

Rwanda - 0.3%
Rwanda International Government Bond,
6.63%, 5/2/23	200	195

Senegal - 0.1%
Senegal Government International Bond,
6.25%, 7/30/24(2)	35	33

Serbia - 1.1%
Serbia International Bond,
5.88%, 12/3/18	250	265
4.88%, 2/25/20	560	579

		844

Slovenia - 1.4%
Slovenia Government International Bond,
5.50%, 10/26/22	270	306
5.85%, 5/10/23	403	469
5.25%, 2/18/24	250	282

		1,057

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 82.3% continued
South Africa - 6.9%
MTN Mauritius Investment Ltd.,
4.76%, 11/11/24	$50	$48
South Africa Government Bond,
8.25%, 9/15/17 (ZAR)	610	42
6.75%, 3/31/21 (ZAR)	5,683	363
7.75%, 2/28/23 (ZAR)	8,451	551
10.50%, 12/21/26 (ZAR)	31,038	2,347
8.00%, 1/31/30 (ZAR)	4,829	298
7.00%, 2/28/31 (ZAR)	2,695	150
8.25%, 3/31/32 (ZAR)	12,665	784
6.25%, 3/31/36 (ZAR)	1,335	65
South Africa Government International Bond,
5.88%, 9/16/25	145	161
4.88%, 4/14/26	215	223
6.25%, 3/8/41	75	87
5.38%, 7/24/44	65	68

		5,187

Sri Lanka - 0.4%
Sri Lanka Government International Bond,
6.13%, 6/3/25	80	75
6.85%, 11/3/25(2)	220	214

		289

Tanzania - 0.0%
Tanzania Government International Bond,
6.89%, 3/9/20(8)	27	27

Thailand - 1.4%
Thailand Government Bond,
3.88%, 6/13/19 (THB)	7,520	228
3.63%, 6/16/23 (THB)	2,620	83
3.85%, 12/12/25 (THB)	13,940	463
4.88%, 6/22/29 (THB)	8,490	315

		1,089

Turkey - 5.2%
TC Ziraat Bankasi A.S.,
4.75%, 4/29/21	40	41
Turkey Government Bond,
6.30%, 2/14/18 (TRY)	805	271
8.50%, 7/10/19 (TRY)	1,466	508
9.50%, 1/12/22 (TRY)	447	160
7.10%, 3/8/23 (TRY)	320	101
9.00%, 7/24/24 ( TRY)	379	132
8.00%, 3/12/25 (TRY)	5,268	1,724
Turkey Government International Bond,
7.50%, 11/7/19	60	69
3.25%, 3/23/23	50	49
7.38%, 2/5/25	70	86
4.25%, 4/14/26	210	213
4.88%, 10/9/26	365	385
6.00%, 1/14/41	45	50
6.63%, 2/17/45	80	97
Turkiye Is Bankasi,
5.00%, 4/30/20	40	41

		3,927

Ukraine - 1.9%
Ukraine Government International Bond,
7.75%, 9/1/19	390	386
7.75%, 9/1/19(2)	36	35
7.75%, 9/1/20	100	98
7.75%, 9/1/20(2)	220	215
7.75%, 9/1/21(2)	13	13
7.75%, 9/1/23	100	97
7.75%, 9/1/24(2)	39	37
7.75%, 9/1/26	240	229
7.75%, 9/1/27	100	95
0.00%, 5/31/40(9)	693	226

		1,431

United Kingdom - 0.6%
Oschadbank Via SSB #1 PLC,
9.38%, 3/10/23(5)	200	193
Ukreximbank Via Biz Finance PLC,
9.63%, 4/27/22	235	230

		423

Uruguay - 0.9%
Uruguay Government International Bond,
4.38%, 10/27/27	88	93
5.10%, 6/18/50	625	622

		715

Venezuela - 2.1%
Petroleos de Venezuela S.A.,
5.25%, 4/12/17	280	176
8.50%, 11/2/17	255	179
9.00%, 11/17/21	470	201
12.75%, 2/17/22	65	33
6.00%, 5/16/24	729	258

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 82.3% continued
Venezuela - 2.1% continued
6.00%, 11/15/26	$332	$116
5.38%, 4/12/27	75	26
9.75%, 5/17/35	40	16
5.50%, 4/12/37	110	38
Venezuela Government International Bond,
7.00%, 12/1/18	65	33
6.00%, 12/9/20	35	14
12.75%, 8/23/22	159	80
9.00%, 5/7/23	336	143
8.25%, 10/13/24	85	36
7.65%, 4/21/25	105	43
11.75%, 10/21/26	35	17
9.25%, 9/15/27	120	58
11.95%, 8/5/31	185	87
9.38%, 1/13/34	19	8
7.00%, 3/31/38	88	35

		1,597

Vietnam - 0.2%
Vietnam Government International Bond,
6.75%, 1/29/20	115	127
4.80%, 11/19/24	50	52

		179

Zambia - 0.2%
Zambia Government International Bond,
5.38%, 9/20/22	200	157

Total Foreign Issuer Bonds (Cost $61,230)		62,371

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.4%
Northern Institutional Funds - Diversified Assets Portfolio,
0.23%(10) (11)	3,345,073	$3,345

Total Investment Companies (Cost $3,345)		3,345

Total Investments - 88.2% (Cost $65,661)		66,836

Other Assets less Liabilities - 11.8%		8,952

NET ASSETS - 100.0%		$75,788

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Variable rate security. Rate disclosed as of the time of default.
(5)	Step coupon bond. Rate as of June 30, 2016 is disclosed.
(6)	Zero coupon bond.
(7)	Value rounds to less than one thousand.
(8)	Variable rate security. Rate as of June 30, 2016 is disclosed.

(9)	Coupon rate is zero for an initial period then resets at a specified date and rate.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day yield as of June 30, 2016 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Barclays	Brazilian Real	87	United States Dollar	25	7/5/16	$(2)
Barclays	Brazilian Real	181	United States Dollar	50	7/5/16	(6)
Barclays	Brazilian Real	425	United States Dollar	118	7/5/16	(14)
Barclays	Brazilian Real	173	United States Dollar	51	8/2/16	(3)
Barclays	Chilean Peso	114,776	United States Dollar	169	7/18/16	(4)
Barclays	Indian Rupee	1,621	United States Dollar	24	7/18/16	— *
Barclays	Indonesian Rupiah	529,200	United States Dollar	40	7/18/16	— *
Barclays	Indonesian Rupiah	44,207	United States Dollar	3	7/18/16	— *
Barclays	Indonesian Rupiah	215,212	United States Dollar	16	7/18/16	— *
Barclays	Indonesian Rupiah	301,816	United States Dollar	23	7/18/16	— *
Barclays	Indonesian Rupiah	489,779	United States Dollar	36	7/18/16	(1)
Barclays	Indonesian Rupiah	1,040,873	United States Dollar	78	7/18/16	(1)
Barclays	Indonesian Rupiah	1,698,217	United States Dollar	127	7/18/16	(2)
Barclays	Malaysian Ringgit	29	United States Dollar	7	7/18/16	— *
Barclays	Malaysian Ringgit	72	United States Dollar	18	7/18/16	— *
Barclays	Malaysian Ringgit	285	United States Dollar	70	7/18/16	(2)
Barclays	Mexican Peso	3,028	United States Dollar	160	7/18/16	(5)
Barclays	Romanian Leu	883	United States Dollar	222	7/18/16	5
Barclays	Russian Ruble	2,584	United States Dollar	39	7/18/16	(1)
Barclays	Russian Ruble	4,415	United States Dollar	68	7/18/16	(1)
Barclays	South African Rand	1,155	United States Dollar	77	7/18/16	(1)
Barclays	United States Dollar	51	Brazilian Real	173	7/5/16	3
Barclays	United States Dollar	27	Brazilian Real	87	7/5/16	— *
Barclays	United States Dollar	56	Brazilian Real	181	7/5/16	— *

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Barclays	United States Dollar	132	Brazilian Real	425	7/5/16	$—	*
Barclays	United States Dollar	182	Colombian Peso	539,445	7/18/16	2
Barclays	United States Dollar	20	Colombian Peso	59,780	7/18/16	—	*
Barclays	United States Dollar	220	Hungarian Forint	62,810	7/18/16	1
Barclays	United States Dollar	20	Hungarian Forint	5,522	7/18/16	(1)
Barclays	United States Dollar	26	Indian Rupee	1,725	7/18/16	—	*
Barclays	United States Dollar	131	Indonesian Rupiah	1,757,027	7/18/16	2
Barclays	United States Dollar	70	Indonesian Rupiah	937,300	7/18/16	1
Barclays	United States Dollar	80	Malaysian Ringgit	328	7/18/16	2
Barclays	United States Dollar	46	Malaysian Ringgit	188	7/18/16	1
Barclays	United States Dollar	7	Mexican Peso	120	7/18/16	—	*
Barclays	United States Dollar	55	Peruvian Nuevo Sol	182	7/18/16	—	*
Barclays	United States Dollar	40	Polish Zloty	155	7/18/16	(1)
Barclays	United States Dollar	44	Polish Zloty	170	7/18/16	(1)
Barclays	United States Dollar	10	Romanian Leu	40	7/18/16	—	*
Barclays	United States Dollar	150	Russian Ruble	10,002	7/18/16	6
Barclays	United States Dollar	110	Russian Ruble	7,293	7/18/16	3
Barclays	United States Dollar	70	Russian Ruble	4,493	7/18/16	—	*
Barclays	United States Dollar	30	South African Rand	457	7/18/16	1
Barclays	United States Dollar	258	Thai Baht	9,101	7/20/16	—	*
Barclays	United States Dollar	20	Thai Baht	705	7/20/16	—	*
Barclays	United States Dollar	140	Turkish Lira	408	7/18/16	2
BNP	Brazilian Real	2,317	United States Dollar	722	7/5/16	2
BNP	Brazilian Real	1,671	United States Dollar	521	7/5/16	1
BNP	Brazilian Real	3,952	United States Dollar	1,092	7/5/16	(136)
BNP	Brazilian Real	446	United States Dollar	138	8/2/16	1
BNP	Brazilian Real	2,317	United States Dollar	692	8/2/16	(22)
BNP	Brazilian Real	1,671	United States Dollar	488	8/2/16	(27)
BNP	Chilean Peso	552,049	United States Dollar	818	8/18/16	(13)
BNP	Chinese Yuan Renminbi	1,152	United States Dollar	175	9/6/16	3
BNP	Chinese Yuan Renminbi	2,157	United States Dollar	325	9/6/16	2
BNP	Chinese Yuan Renminbi	1,088	United States Dollar	165	9/6/16	2
BNP	Chinese Yuan Renminbi	2,101	United States Dollar	315	9/6/16	1
BNP	Chinese Yuan Renminbi	118	United States Dollar	18	9/6/16	—	*
BNP	Colombian Peso	61,919	United States Dollar	21	8/18/16	—	*
BNP	Colombian Peso	45,682	United States Dollar	15	8/18/16	—	*
BNP	Euro	178	United States Dollar	202	9/8/16	4
BNP	Euro	144	United States Dollar	164	9/8/16	3
BNP	Euro	35	United States Dollar	40	9/8/16	1
BNP	Indian Rupee	23,257	United States Dollar	342	8/18/16	—	*
BNP	Indian Rupee	11,344	United States Dollar	166	8/18/16	—	*
BNP	Indian Rupee	10,068	United States Dollar	148	8/18/16	—	*
BNP	Indonesian Rupiah	10,575,136	United States Dollar	791	8/18/16	(6)
BNP	Mexican Peso	2,435	United States Dollar	138	7/27/16	6
BNP	Mexican Peso	1,274	United States Dollar	69	8/18/16	—	*
BNP	Mexican Peso	4,060	United States Dollar	218	8/18/16	(3)
BNP	Polish Zloty	387	United States Dollar	98	8/18/16	—	*
BNP	Romanian Leu	318	United States Dollar	80	8/18/16	2
BNP	Romanian Leu	244	United States Dollar	61	8/18/16	1
BNP	Romanian Leu	244	United States Dollar	61	8/18/16	1
BNP	Romanian Leu	364	United States Dollar	89	8/18/16	(1)
BNP	Russian Ruble	3,641	United States Dollar	56	8/18/16	—	*
BNP	Russian Ruble	2,090	United States Dollar	32	8/18/16	—	*
BNP	South African Rand	2,855	United States Dollar	192	8/18/16	—	*
BNP	South African Rand	924	United States Dollar	61	8/18/16	(1)
BNP	Turkish Lira	811	United States Dollar	276	8/18/16	(3)
BNP	United States Dollar	491	Brazilian Real	1,671	7/5/16	28
BNP	United States Dollar	697	Brazilian Real	2,317	7/5/16	23
BNP	United States Dollar	1,231	Brazilian Real	3,952	7/5/16	(3)
BNP	United States Dollar	84	Chilean Peso	55,570	8/18/16	—	*
BNP	United States Dollar	42	Chinese Yuan Renminbi	274	9/6/16	(1)
BNP	United States Dollar	191	Colombian Peso	574,913	8/18/16	4
BNP	United States Dollar	572	Malaysian Ringgit	2,310	8/18/16	6
BNP	United States Dollar	180	Mexican Peso	3,317	7/27/16	1

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	162	Mexican Peso	2,984	7/27/16	$1
BNP	United States Dollar	60	Mexican Peso	1,111	7/27/16	1
BNP	United States Dollar	6	Mexican Peso	120	7/27/16	— *
BNP	United States Dollar	240	Mexican Peso	4,501	8/18/16	5
BNP	United States Dollar	168	Mexican Peso	3,076	8/18/16	— *
BNP	United States Dollar	313	Peruvian Nuevo Sol	1,034	8/18/16	— *
BNP	United States Dollar	71	Philippine Peso	3,291	8/18/16	(1)
BNP	United States Dollar	103	Polish Zloty	409	8/18/16	— *
BNP	United States Dollar	307	Russian Ruble	20,042	8/18/16	2
BNP	United States Dollar	84	Russian Ruble	5,430	8/18/16	— *
BNP	United States Dollar	228	Russian Ruble	16,200	8/24/16	22
BNP	United States Dollar	147	South African Rand	2,184	8/18/16	— *
BNP	United States Dollar	948	Thai Baht	33,403	8/18/16	1
BNP	United States Dollar	49	Thai Baht	1,719	8/18/16	— *
BNP	United States Dollar	320	Turkish Lira	976	9/6/16	14
Citibank	Brazilian Real	182	United States Dollar	57	7/5/16	— *
Citibank	Brazilian Real	218	United States Dollar	60	7/5/16	(8)
Citibank	Euro	141	Hungarian Forint	44,738	8/18/16	— *
Citibank	Euro	728	Polish Zloty	3,201	8/18/16	1
Citibank	Hong Kong Dollar	2,303	United States Dollar	297	8/18/16	— *
Citibank	Hungarian Forint	229,026	Euro	727	8/18/16	3
Citibank	Indian Rupee	2,593	United States Dollar	38	7/18/16	— *
Citibank	Indonesian Rupiah	304,435	United States Dollar	23	8/18/16	— *
Citibank	Indonesian Rupiah	1,726,797	United States Dollar	129	8/18/16	(1)
Citibank	Mexican Peso	2,358	United States Dollar	128	7/27/16	(1)
Citibank	Mexican Peso	945	United States Dollar	51	7/27/16	(1)
Citibank	Mexican Peso	3,639	United States Dollar	197	7/27/16	(1)
Citibank	Mexican Peso	2,801	United States Dollar	150	7/27/16	(3)
Citibank	Mexican Peso	1,853	United States Dollar	100	8/18/16	(1)
Citibank	Mexican Peso	3,114	United States Dollar	168	8/18/16	(2)
Citibank	Mexican Peso	1,862	United States Dollar	98	8/18/16	(3)
Citibank	Polish Zloty	651	Euro	146	8/18/16	(2)
Citibank	Romanian Leu	918	United States Dollar	229	8/18/16	4
Citibank	South African Rand	11,811	United States Dollar	795	8/18/16	2
Citibank	South African Rand	1,689	United States Dollar	114	8/18/16	1
Citibank	South African Rand	423	United States Dollar	28	8/18/16	— *
Citibank	South African Rand	902	United States Dollar	60	8/18/16	(1)
Citibank	South African Rand	1,022	United States Dollar	67	8/18/16	(1)
Citibank	South African Rand	2,771	United States Dollar	184	8/18/16	(2)
Citibank	Turkish Lira	397	United States Dollar	133	9/16/16	(3)
Citibank	United States Dollar	50	Brazilian Real	182	7/5/16	6
Citibank	United States Dollar	68	Brazilian Real	218	7/5/16	— *
Citibank	United States Dollar	86	Chilean Peso	56,887	8/18/16	(1)
Citibank	United States Dollar	454	Hungarian Forint	126,517	8/18/16	(10)
Citibank	United States Dollar	23	Malaysian Ringgit	93	8/18/16	— *
Citibank	United States Dollar	60	Mexican Peso	1,122	7/27/16	1
Citibank	United States Dollar	30	Mexican Peso	560	7/27/16	1
Citibank	United States Dollar	9	Mexican Peso	165	7/27/16	— *
Citibank	United States Dollar	494	Mexican Peso	9,197	8/18/16	7
Citibank	United States Dollar	50	Mexican Peso	945	8/18/16	1
Citibank	United States Dollar	168	Mexican Peso	3,080	8/18/16	— *
Citibank	United States Dollar	168	Mexican Peso	3,084	8/18/16	— *
Citibank	United States Dollar	743	Polish Zloty	2,888	8/18/16	(12)
HSBC	United States Dollar	182	Colombian Peso	539,445	7/18/16	2
HSBC	United States Dollar	70	Mexican Peso	1,306	7/18/16	1
HSBC	United States Dollar	20	Peruvian Nuevo Sol	67	7/18/16	— *
JPMorgan Chase	Brazilian Real	173	United States Dollar	51	8/2/16	(3)
JPMorgan Chase	Brazilian Real	173	United States Dollar	51	8/2/16	(3)
JPMorgan Chase	Indonesian Rupiah	310,437	United States Dollar	23	7/18/16	— *
JPMorgan Chase	Indonesian Rupiah	186,976	United States Dollar	14	7/18/16	— *
JPMorgan Chase	Indonesian Rupiah	738,302	United States Dollar	55	7/18/16	(1)
JPMorgan Chase	Indonesian Rupiah	1,101,156	United States Dollar	82	7/18/16	(1)
JPMorgan Chase	Indonesian Rupiah	1,040,873	United States Dollar	78	7/18/16	(1)
JPMorgan Chase	Indonesian Rupiah	1,698,217	United States Dollar	127	7/18/16	(2)
JPMorgan Chase	Indonesian Rupiah	1,792,759	United States Dollar	133	7/18/16	(3)

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)		IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
JPMorgan Chase	Malaysian Ringgit	44		United States Dollar	11	7/18/16	$— *
JPMorgan Chase	Malaysian Ringgit	327		United States Dollar	80	7/18/16	(2)
JPMorgan Chase	Russian Ruble	2,584		United States Dollar	39	7/18/16	(1)
JPMorgan Chase	Russian Ruble	3,954		United States Dollar	60	7/18/16	(2)
JPMorgan Chase	Russian Ruble	8,547		United States Dollar	131	7/18/16	(2)
JPMorgan Chase	South African Rand	1,155		United States Dollar	77	7/18/16	(1)
JPMorgan Chase	Turkish Lira	706		United States Dollar	240	7/18/16	(4)
JPMorgan Chase	United States Dollar	51		Brazilian Real	173	7/5/16	3
JPMorgan Chase	United States Dollar	51		Brazilian Real	173	7/5/16	3
JPMorgan Chase	United States Dollar	123		Hungarian Forint	33,813	7/18/16	(4)
JPMorgan Chase	United States Dollar	26		Indian Rupee	1,725	7/18/16	— *
JPMorgan Chase	United States Dollar	30		Indian Rupee	2,018	7/18/16	— *
JPMorgan Chase	United States Dollar	149		Indonesian Rupiah	1,989,373	7/18/16	2
JPMorgan Chase	United States Dollar	110		Malaysian Ringgit	450	7/18/16	2
JPMorgan Chase	United States Dollar	46		Malaysian Ringgit	188	7/18/16	1
JPMorgan Chase	United States Dollar	20		Malaysian Ringgit	82	7/18/16	— *
JPMorgan Chase	United States Dollar	26		Mexican Peso	481	7/18/16	— *
JPMorgan Chase	United States Dollar	55		Peruvian Nuevo Sol	182	7/18/16	1
JPMorgan Chase	United States Dollar	50		Philippine Peso	2,309	7/18/16	(1)
JPMorgan Chase	United States Dollar	44		Polish Zloty	170	7/18/16	(1)
JPMorgan Chase	United States Dollar	40		Russian Ruble	2,624	7/18/16	1
JPMorgan Chase	United States Dollar	—	*	Thai Baht	15	7/20/16	— *
JPMorgan Chase	United States Dollar	140		Turkish Lira	408	7/18/16	2
JPMorgan Chase	United States Dollar	30		Turkish Lira	88	7/18/16	1
Standard Chartered Bank	Indian Rupee	1,252		United States Dollar	18	7/18/16	— *
Standard Chartered Bank	Indonesian Rupiah	222,559		United States Dollar	17	7/18/16	— *
Standard Chartered Bank	Indonesian Rupiah	538,792		United States Dollar	40	7/18/16	— *
Standard Chartered Bank	Indonesian Rupiah	404,179		United States Dollar	30	7/18/16	(1)
Standard Chartered Bank	Indonesian Rupiah	1,293,904		United States Dollar	96	7/18/16	(1)
Standard Chartered Bank	Indonesian Rupiah	1,698,217		United States Dollar	127	7/18/16	(1)
Standard Chartered Bank	Malaysian Ringgit	170		United States Dollar	41	7/18/16	(1)
Standard Chartered Bank	Malaysian Ringgit	195		United States Dollar	48	7/18/16	(1)
Standard Chartered Bank	Malaysian Ringgit	472		United States Dollar	115	7/18/16	(3)
Standard Chartered Bank	Romanian Leu	163		United States Dollar	40	7/18/16	— *
Standard Chartered Bank	Russian Ruble	3,223		United States Dollar	49	7/18/16	(1)
Standard Chartered Bank	South African Rand	734		United States Dollar	50	7/18/16	— *
Standard Chartered Bank	South African Rand	1,155		United States Dollar	77	7/18/16	(1)
Standard Chartered Bank	United States Dollar	90		Malaysian Ringgit	371	7/18/16	2
Standard Chartered Bank	United States Dollar	46		Malaysian Ringgit	188	7/18/16	1
Standard Chartered Bank	United States Dollar	85		Mexican Peso	1,619	7/18/16	3
Standard Chartered Bank	United States Dollar	110		Mexican Peso	2,071	7/18/16	3
Standard Chartered Bank	United States Dollar	51		Mexican Peso	945	7/18/16	1
Standard Chartered Bank	United States Dollar	7		Mexican Peso	120	7/18/16	— *
Standard Chartered Bank	United States Dollar	80		Polish Zloty	317	7/18/16	— *
Standard Chartered Bank	United States Dollar	44		Polish Zloty	170	7/18/16	(1)
Standard Chartered Bank	United States Dollar	110		Polish Zloty	427	7/18/16	(2)
Standard Chartered Bank	United States Dollar	60		South African Rand	896	7/18/16	1
Standard Chartered Bank	United States Dollar	130		Thai Baht	4,573	7/20/16	— *
Standard Chartered Bank	United States Dollar	80		Turkish Lira	237	7/18/16	2
Standard Chartered Bank	United States Dollar	140		Turkish Lira	408	7/18/16	2
Standard Chartered Bank	United States Dollar	110		Turkish Lira	323	7/18/16	2
UBS	Brazilian Real	173		United States Dollar	51	8/2/16	(3)
UBS	Chilean Peso	114,776		United States Dollar	169	7/18/16	(4)
UBS	Russian Ruble	1,831		United States Dollar	28	7/18/16	(1)
UBS	South African Rand	1,155		United States Dollar	77	7/18/16	(1)
UBS	United States Dollar	51		Brazilian Real	173	7/5/16	3
UBS	United States Dollar	85		Mexican Peso	1,619	7/18/16	3

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
UBS	United States Dollar	80	Polish Zloty	317	7/18/16	$— *
UBS	United States Dollar	44	Polish Zloty	170	7/18/16	(1)
UBS	United States Dollar	80	Turkish Lira	237	7/18/16	2
UBS	United States Dollar	140	Turkish Lira	408	7/18/16	2

Total						$(131)

*	Amount rounds to less than one thousand.

At June 30, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
5-Year U.S. Treasury Note	6	$733	Long	9/16	$(1)
10-Year U.S. Treasury Note	3	399	Long	9/16	7
CME Ultra U.S. Treasury Bond	2	373	Long	9/16	25

Total					$31

As of June 30, 2016, the Fund had the following credit default swap agreements outstanding:

COUNTERPARTY	BUY/SELL PROTECTION	(PAY)/ RECEIVE FIXED RATE	REFERENCE ENTITY/SECURITY	NOTIONAL AMOUNT	EXPIRATION DATE	FAIR VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Buy	(1.00)%	China Government Bond, 7.50%, 10/28/27	$550,000	6/20/21	$6	$10	$(4)
BNP	Buy	(1.00)%	Russia Government Bond, 7.50%, 3/31/30	225,000	6/20/21	14	19	(5)
BNP	Buy	(1.00)%	Qatar Government Bond, 9.75%, 6/15/30	575,000	6/20/21	3	7	(4)
BNP	Buy	(1.00)%	Peru Government Bond, 8.75%, 11/21/33	176,000	6/20/21	4	7	(3)
BNP	Buy	(1.00)%	Peru Government Bond, 8.75%, 11/21/33	69,000	6/20/21	1	2	(1)

Total								$(17)

As of June 30, 2016, the Fund had the following currency swap agreement outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	3-month USD LIBOR BBA	9.34%	4,987,332	TRY	7/28/18	$16

Total						$16

ACTIVE M/MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

As of June 30, 2016, the Fund had the following interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Brazil CETIP InterBank Deposit Rate	12.76%	7,742,385	BRL	1/2/18	$(6)
BNP	Brazil CETIP InterBank Deposit Rate	12.63%	3,711,015	BRL	1/2/18	(3)
BNP	Brazil CETIP InterBank Deposit Rate	12.63%	1,760,160	BRL	1/2/19	4
BNP	Brazil CETIP InterBank Deposit Rate	12.30%	803,820	BRL	1/4/21	4

Total						$(1)

As of June 30, 2016, the Fund had the following centrally cleared interest rate swap agreement outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Poland Warsaw InterBank Offered Rate 6 Month	1.98%	765,000	PLN	6/29/21	$2

Total					$2

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
A	13.4%
BBB	28.9
BB	31.6
B	11.9
CCC or Below	7.4
Non-Rated	1.8
Cash Equivalents	5.0

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	0.4%
Communications	0.3
Energy	5.9
Financial	2.6
Government	90.5
Industrial	0.3

Total	100.0%

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.1%
Indonesian Rupiah	7.9
Brazilian Real	7.8
South African Rand	7.2
Mexican Peso	5.6
All other currencies less than 5%	23.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    11    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$312	$808	$1,120
Foreign Issuer Bonds(1)	—	62,371	—	62,371
Investment Companies	3,345	—	—	3,345

Total Investments	$3,345	$62,683	$808	$66,836

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$240	$—	$240
Futures Contracts	32	—	—	32
Currency Swap Contracts	—	16	—	16
Interest Rate Swap Contracts	—	8	—	8
Centrally Cleared Interest Rate Swap Contracts	—	2	—	2
Liabilities
Forward Foreign Currency Exchange Contracts	—	(371)	—	(371)
Futures Contracts	(1)	—	—	(1)
Credit Default Swap Contracts	—	(17)	—	(17)
Interest Rate Swap Contracts	—	(9)	—	(9)

Total Other Financial Instruments	$31	$(131)	$—	$(100)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/16 (000S)
Corporate Bonds
United States	$—	$—	$—	$—	$—	$—	$808	$—	$808	$35

The Transfers Into Level 3, noted above, were due to the Fund receiving an evaluated price from a third party provider.

ACTIVE M/MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$66,153

Gross tax appreciation of investments	$2,516
Gross tax depreciation of investments	(1,833)

Net tax appreciation of investments	$683

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$4,140	$15,930	$16,725	$3	$3,345

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

NORTHERN FUNDS QUARTERLY REPORT    13    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.0%
Whole Loan - 0.0%
GSR Mortgage Loan Trust, Series 2004-14, Class 5A1,
2.88%, 12/25/34(2)	$1	$1
RFMSI Trust, Series 2006-S1, Class 1A3,
5.75%, 1/25/36	5	5

		6

Total Asset-Backed Securities (Cost $6)		6

CONVERTIBLE BONDS - 1.0%
Apparel & Textile Products - 0.2%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	790	639

Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc.,
1.50%, 10/15/20	600	694

Communications Equipment - 0.0%
Ciena Corp.,
3.75%, 10/15/18(3)	35	41

Consumer Finance - 0.0%
Redwood Trust, Inc.,
4.63%, 4/15/18	20	20

Exploration & Production - 0.2%
Chesapeake Energy Corp.,
2.50%, 5/15/37	525	484

Financial Services - 0.0%
RWT Holdings, Inc.,
5.63%, 11/15/19	110	108

Hardware - 0.1%
Brocade Communications Systems, Inc.,
1.38%, 1/1/20	340	334

Homebuilders - 0.0%
CalAtlantic Group, Inc.,
0.25%, 6/1/19	110	102

Manufactured Goods - 0.2%
RTI International Metals, Inc.,
1.63%, 10/15/19	550	583

Medical Equipment & Devices Manufacturing - 0.0%
Nevro Corp.,
1.75%, 6/1/21	50	52

Software & Services - 0.1%
Nuance Communications, Inc.,
1.00%, 12/15/35(3)	300	263

Transportation & Logistics - 0.0%
Macquarie Infrastructure Corp.,
2.88%, 7/15/19	30	34

Total Convertible Bonds (Cost $3,477)		3,354

CORPORATE BONDS - 66.3%
Advertising & Marketing - 0.2%
Acosta, Inc.,
7.75%, 10/1/22(3)	470	412
Lamar Media Corp.,
5.75%, 2/1/26(3)	90	94

		506

Aerospace & Defense - 0.5%
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(3)	1,245	1,304
TransDigm, Inc.,
7.50%, 7/15/21	90	95
6.00%, 7/15/22	90	91
6.38%, 6/15/26	250	249

		1,739

Apparel & Textile Products - 0.1%
Hanesbrands, Inc.,
4.88%, 5/15/26(3)	265	266
Nine West Holdings, Inc.,
6.13%, 11/15/34	630	79

		345

Auto Parts Manufacturing - 0.1%
ZF North America Capital, Inc.,
4.00%, 4/29/20(3)	355	363

Cable & Satellite - 4.0%
Altice US Finance I Corp.,
5.50%, 5/15/26(3)	320	320
Block Communications, Inc.,
7.25%, 2/1/20(3)	250	253
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	265	275
6.63%, 1/31/22	245	258
5.25%, 9/30/22	295	303

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Cable & Satellite - 4.0% continued
5.13%, 2/15/23	$600	$609
5.13%, 5/1/23(3) (4)	555	558
5.75%, 1/15/24	20	21
5.38%, 5/1/25(3)	240	244
5.75%, 2/15/26(3)	380	391
5.88%, 5/1/27(3)	415	428
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(3)	800	813
5.13%, 12/15/21(3)	401	382
7.75%, 7/15/25(3)	125	130
CSC Holdings LLC,
7.63%, 7/15/18	210	227
6.75%, 11/15/21	45	46
5.25%, 6/1/24	515	469
DISH DBS Corp.,
6.75%, 6/1/21	265	275
5.88%, 11/15/24	1,435	1,335
7.75%, 7/1/26(3) (4)	265	273
Neptune Finco Corp.,
10.13%, 1/15/23(3)	285	319
10.88%, 10/15/25(3)	660	754
RCN Telecom Services LLC/RCN Capital Corp.,
8.50%, 8/15/20(3)	3,580	3,670
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(3) (5)	157	158
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(3) (4)	100	104
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
10.25%, 7/15/19	205	212

		12,827

Casinos & Gaming - 2.1%
Boyd Gaming Corp.,
6.88%, 5/15/23	850	905
6.38%, 4/1/26(3) (4)	475	496
GLP Capital L.P./GLP Financing II, Inc.,
4.88%, 11/1/20	555	575
5.38%, 11/1/23	270	282
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	100	104
5.88%, 3/15/21	350	363
MGM Growth Properties Operating Partnership L.P./MGP Escrow Co-Issuer., Inc.,
5.63%, 5/1/24(3)	175	185
MGM Resorts International,
8.63%, 2/1/19	175	197
6.75%, 10/1/20	400	437
Mohegan Tribal Gaming Authority,
9.75%, 9/1/21	1,105	1,177
Scientific Games International, Inc.,
6.25%, 9/1/20	440	278
6.63%, 5/15/21	260	155
10.00%, 12/1/22	1,775	1,442
Station Casinos LLC,
7.50%, 3/1/21	230	244

		6,840

Chemicals - 0.7%
Hercules, Inc.,
6.50%, 6/30/29	1,960	1,612
Huntsman International LLC,
4.88%, 11/15/20	115	116
Momentive Performance Materials, Inc.,
3.88%, 10/24/21	270	214
PQ Corp.,
6.75%, 11/15/22(3)	240	250

		2,192

Coal Operations - 2.3%
CONSOL Energy, Inc.,
5.88%, 4/15/22	590	515
Foresight Energy LLC/Foresight Energy Finance Corp.,
7.88%, 8/15/21(3) (4)	10,250	7,072

		7,587

Commercial Finance - 1.2%
CIT Group, Inc.,
5.00%, 5/15/17	430	437
5.25%, 3/15/18	545	561
6.63%, 4/1/18(3)	670	707
5.50%, 2/15/19	375	392
3.88%, 2/19/19	355	357
International Lease Finance Corp.,
8.88%, 9/1/17	720	768

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Commercial Finance - 1.2% continued
6.25%, 5/15/19	$305	$327
8.63%, 1/15/22	420	511

		4,060

Communications Equipment - 0.1%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	51
Avaya, Inc.,
7.00%, 4/1/19	150	107
CommScope Technologies Finance LLC,
6.00%, 6/15/25(3)	170	174
Riverbed Technology, Inc.,
8.88%, 3/1/23(3)	125	130

		462

Construction Materials Manufacturing - 0.4%
US Concrete, Inc.,
6.38%, 6/1/24(3)	120	120
USG Corp.,
6.30%, 11/15/16	85	87
9.75%, 1/15/18	605	663
5.50%, 3/1/25(3)	275	288

		1,158

Consumer Finance - 2.9%
Ally Financial, Inc.,
6.25%, 12/1/17	380	398
3.60%, 5/21/18	490	491
3.25%, 11/5/18	365	365
8.00%, 3/15/20	1,170	1,316
5.75%, 11/20/25	860	862
8.00%, 11/1/31	119	140
First Data Corp.,
7.00%, 12/1/23(3)	2,250	2,278
5.00%, 1/15/24(3)	175	175
Ladder Capital Finance Holdings L.L.L.P./Ladder Capital Finance Corp.,
5.88%, 8/1/21(3)	1,240	1,110
Navient Corp.,
5.50%, 1/15/19	100	100
4.88%, 6/17/19	835	806
5.50%, 1/25/23	350	307
6.13%, 3/25/24	279	245
Springleaf Finance Corp.,
8.25%, 10/1/23	440	418
Stearns Holdings LLC,
9.38%, 8/15/20(3)	282	265

		9,276

Consumer Products - 1.6%
Edgewell Personal Care Co.,
4.70%, 5/19/21	335	347
4.70%, 5/24/22	170	175
HRG Group, Inc.,
7.75%, 1/15/22(3)	4,434	4,409
Prestige Brands, Inc.,
6.38%, 3/1/24(3)	95	98
Spectrum Brands, Inc.,
5.75%, 7/15/25	120	125

		5,154

Consumer Services - 2.1%
Ancestry.com Holdings LLC,
9.63%, 10/15/18(3) (5)	2,310	2,339
APX Group, Inc.,
8.75%, 12/1/20	475	436
Aramark Services, Inc.,
5.13%, 1/15/24(3) (4)	430	439
Prime Security One MS, Inc.,
4.88%, 7/15/32(3)	250	191
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(3) (4)	125	132
R.R. Donnelley & Sons Co.,
7.25%, 5/15/18	285	303
8.25%, 3/15/19	910	981
7.63%, 6/15/20	455	477
7.88%, 3/15/21	295	305
7.00%, 2/15/22	270	265
6.50%, 11/15/23	155	144
6.00%, 4/1/24	250	222
Service Corp. International,
5.38%, 5/15/24	385	399
United Rentals North America, Inc.,
5.75%, 11/15/24	260	262

		6,895

Containers & Packaging - 0.9%
Ball Corp.,
4.38%, 12/15/20	325	342

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Containers & Packaging - 0.9% continued
Berry Plastics Corp.,
6.00%, 10/15/22	$250	$258
5.13%, 7/15/23	245	245
BWAY Holding Co.,
9.13%, 8/15/21(3)	275	263
Multi-Color Corp.,
6.13%, 12/1/22(3)	125	128
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(3)	190	190
5.38%, 1/15/25(3) (4)	250	248
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.,
5.75%, 10/15/20	135	139
6.88%, 2/15/21	390	402
5.13%, 7/15/23(3)	245	248
7.00%, 7/15/24(3)	60	62
Sealed Air Corp.,
5.50%, 9/15/25(3)	235	245

		2,770

Department Stores - 0.2%
Dillard’s, Inc.,
7.75%, 5/15/27	465	534
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(3)	105	85

		619

Distributors - Consumer Discretionary - 0.6%
American Tire Distributors, Inc.,
10.25%, 3/1/22(3)	2,320	2,036

Diversified Banks - 0.1%
Bank of America Corp.,
8.00%, 1/30/18(6)	500	497

Entertainment Content - 0.7%
EMI Music Publishing Group North America Holdings, Inc.,
7.63%, 6/15/24(3)	170	175
Liberty Interactive LLC,
8.50%, 7/15/29	160	169
Univision Communications, Inc.,
6.75%, 9/15/22(3)	150	158
5.13%, 5/15/23(3)	250	248
WMG Acquisition Corp.,
6.75%, 4/15/22(3)	1,380	1,390

		2,140

Entertainment Resources - 0.4%
AMC Entertainment, Inc.,
5.75%, 6/15/25	165	164
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
5.25%, 3/15/21	280	287
Regal Entertainment Group,
5.75%, 3/15/22	338	345
Six Flags Entertainment Corp.,
5.25%, 1/15/21(3)	340	351

		1,147

Exploration & Production - 5.2%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp.,
9.63%, 10/15/18	225	190
Antero Resources Corp.,
5.38%, 11/1/21	210	205
5.13%, 12/1/22	810	778
5.63%, 6/1/23	195	189
Bill Barrett Corp.,
7.63%, 10/1/19	25	20
7.00%, 10/15/22	25	18
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21	465	191
5.75%, 2/1/23	230	93
California Resources Corp.,
5.50%, 9/15/21	925	467
8.00%, 12/15/22(3)	150	106
Chesapeake Energy Corp.,
6.50%, 8/15/17	50	47
6.63%, 8/15/20	200	141
6.88%, 11/15/20	175	122
6.13%, 2/15/21	380	257
5.38%, 6/15/21	400	258
4.88%, 4/15/22	815	518
5.75%, 3/15/23	210	134
Concho Resources, Inc.,
5.50%, 4/1/23	865	867
Continental Resources, Inc.,
5.00%, 9/15/22	990	968

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Exploration & Production - 5.2% continued
4.50%, 4/15/23	$445	$415
3.80%, 6/1/24	560	489
Eclipse Resources Corp.,
8.88%, 7/15/23	435	411
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	1,073	759
7.75%, 9/1/22	35	21
6.38%, 6/15/23	725	435
Halcon Resources Corp.,
8.63%, 2/1/20(3)	205	193
9.75%, 7/15/20	565	127
13.00%, 2/15/22(3) (4)	325	172
Matador Resources Co.,
6.88%, 4/15/23	110	112
Newfield Exploration Co.,
5.75%, 1/30/22	210	213
5.38%, 1/1/26	1,190	1,157
Oasis Petroleum, Inc.,
6.50%, 11/1/21	225	205
6.88%, 3/15/22	1,150	1,062
Range Resources Corp.,
5.00%, 8/15/22	580	547
5.00%, 3/15/23	785	736
4.88%, 5/15/25	110	105
Rex Energy Corp.,
1.00%, 10/1/20(3) (7)	730	157
Rice Energy, Inc.,
6.25%, 5/1/22	620	615
RSP Permian, Inc.,
6.63%, 10/1/22	430	443
Sanchez Energy Corp.,
7.75%, 6/15/21	25	21
6.13%, 1/15/23	390	301
SM Energy Co.,
6.50%, 11/15/21	155	145
6.13%, 11/15/22	360	331
6.50%, 1/1/23	70	65
5.00%, 1/15/24	395	338
5.63%, 6/1/25	110	95
Southwestern Energy Co.,
7.50%, 2/1/18	325	345
Whiting Petroleum Corp.,
5.00%, 3/15/19	575	529
Exploration & Production - 5.2% continued
5.75%, 3/15/21	430	388
6.25%, 4/1/23	320	286
WPX Energy, Inc.,
7.50%, 8/1/20	200	200

		16,987

Financial Services - 0.6%
Argos Merger Sub, Inc.,
7.13%, 3/15/23(3)	895	922
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	935	881
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(3) (4)	75	79

		1,882

Food & Beverage - 0.6%
Constellation Brands, Inc.,
4.25%, 5/1/23	415	431
4.75%, 11/15/24	205	216
Post Holdings, Inc.,
6.00%, 12/15/22(3)	715	733
7.75%, 3/15/24(3)	130	143
8.00%, 7/15/25(3)	135	150
Simmons Foods, Inc.,
7.88%, 10/1/21(3)	300	273

		1,946

Forest & Paper Products Manufacturing - 0.3%
Appvion, Inc.,
9.00%, 6/1/20(3)	150	85
Mercer International, Inc.,
7.00%, 12/1/19	850	858

		943

Hardware - 1.9%
CDW LLC/CDW Finance Corp.,
6.00%, 8/15/22	50	52
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
5.88%, 6/15/21(3)	395	403
7.13%, 6/15/24(3)	175	183
6.02%, 6/15/26(3)	965	1,006
NCR Corp.,
6.38%, 12/15/23	225	230
Real Alloy Holding, Inc.,
10.00%, 1/15/19(3)	3,240	3,240

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Hardware - 1.9% continued
Western Digital Corp.,
10.50%, 4/1/24(3)	$915	$979
Zebra Technologies Corp.,
7.25%, 10/15/22	90	95

		6,188

Health Care Facilities & Services - 5.0%
Amsurg Corp.,
5.63%, 7/15/22	150	154
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19	70	69
5.13%, 8/1/21	55	55
6.88%, 2/1/22	500	437
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	355	371
5.13%, 7/15/24	310	313
5.00%, 5/1/25	190	188
Envision Healthcare Corp.,
5.13%, 7/1/22(3)	170	171
Fresenius Medical Care US Finance II, Inc.,
6.50%, 9/15/18(3)	415	448
5.63%, 7/31/19(3)	540	586
5.88%, 1/31/22(3)	330	362
4.75%, 10/15/24(3)	160	165
HCA, Inc.,
3.75%, 3/15/19	260	269
4.25%, 10/15/19	590	615
6.50%, 2/15/20	470	520
5.88%, 3/15/22	55	60
4.75%, 5/1/23	165	169
5.00%, 3/15/24	245	254
5.38%, 2/1/25	380	389
7.69%, 6/15/25	865	926
7.50%, 11/6/33	820	873
7.75%, 7/15/36	420	437
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	990	951
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 8/1/23(3)	240	245
Kindred Healthcare, Inc.,
8.00%, 1/15/20	435	433
6.38%, 4/15/22	75	67
LifePoint Health, Inc.,
5.88%, 12/1/23	250	260
5.38%, 5/1/24(3) (4)	100	100
MEDNAX, Inc.,
5.25%, 12/1/23(3)	50	51
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(3)	1,130	1,158
Select Medical Corp.,
6.38%, 6/1/21	150	144
Surgery Center Holdings, Inc.,
8.88%, 4/15/21(3)	1,160	1,192
Team Health, Inc.,
7.25%, 12/15/23(3)	560	599
Tenet Healthcare Corp.,
6.25%, 11/1/18	320	338
6.00%, 10/1/20	245	258
8.13%, 4/1/22	310	318
6.75%, 6/15/23	240	230
6.88%, 11/15/31	1,215	980
Universal Health Services, Inc.,
3.75%, 8/1/19(3)	80	82
4.75%, 8/1/22(3)	260	264
5.00%, 6/1/26(3)	235	236
Vizient, Inc.,
10.38%, 3/1/24(3)	350	375

		16,112

Home & Office Products Manufacturing - 0.1%
RSI Home Products, Inc.,
6.50%, 3/15/23(3) (4)	175	180

Home Improvement - 0.3%
Atrium Windows & Doors, Inc.,
7.75%, 5/1/19(3)	735	672
ServiceMaster (The) Co. LLC,
7.45%, 8/15/27	430	442

		1,114

Homebuilders - 1.2%
CalAtlantic Group, Inc.,
8.38%, 1/15/21	130	150
5.38%, 10/1/22	145	147
D.R. Horton, Inc.,
4.38%, 9/15/22	265	273
5.75%, 8/15/23	435	483
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	385	277

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Homebuilders - 1.2% continued
Lennar Corp.,
4.75%, 12/15/17	$335	$341
4.75%, 11/15/22	315	320
4.75%, 5/30/25	445	432
Meritage Homes Corp.,
6.00%, 6/1/25	75	75
PulteGroup, Inc.,
4.25%, 3/1/21	95	98
6.00%, 2/15/35	240	239
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(3)	385	384
5.63%, 3/1/24(3)	43	42
Toll Brothers Finance Corp.,
4.38%, 4/15/23	55	54
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
4.38%, 6/15/19	610	613

		3,928

Industrial Other - 0.5%
AECOM,
5.88%, 10/15/24	310	318
HD Supply, Inc.,
7.50%, 7/15/20	375	393
5.25%, 12/15/21(3)	370	386
5.75%, 4/15/24(3)	190	198
SBA Telecommunications, Inc.,
5.75%, 7/15/20	135	139
Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc.,
6.38%, 5/1/22(3)	340	325

		1,759

Internet Media - 0.6%
Ancestry.com, Inc.,
11.00%, 12/15/20	1,650	1,766
Netflix, Inc.,
5.50%, 2/15/22	235	245

		2,011

Machinery Manufacturing - 0.9%
Case New Holland Industrial, Inc.,
7.88%, 12/1/17	740	796
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(3)	1,270	1,260
CNH Industrial Capital LLC,
4.88%, 4/1/21	145	148
Manitowoc Foodservice, Inc.,
9.50%, 2/15/24(3)	155	173
Terex Corp.,
6.50%, 4/1/20	230	232
6.00%, 5/15/21	260	260

		2,869

Managed Care - 1.0%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(3)	1,210	1,270
Opal Acquisition, Inc.,
8.88%, 12/15/21(3)	2,690	2,065

		3,335

Manufactured Goods - 0.3%
NCI Building Systems, Inc.,
8.25%, 1/15/23(3)	230	247
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21(3)	1,170	819

		1,066

Mass Merchants - 0.2%
99 Cents Only Stores LLC,
11.00%, 12/15/19	750	375
Dollar Tree, Inc.,
5.75%, 3/1/23(3)	330	351

		726

Medical Equipment & Devices Manufacturing - 0.3%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
8.13%, 6/15/21(3)	835	722
Hologic, Inc.,
5.25%, 7/15/22(3)	110	115

		837

Metals & Mining - 3.3%
AK Steel Corp.,
7.63%, 5/15/20	250	239
Alcoa, Inc.,
5.13%, 10/1/24	150	150
6.75%, 1/15/28	165	170
Century Aluminum Co.,
7.50%, 6/1/21(3)	5,390	4,851

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Metals & Mining - 3.3% continued
Freeport-McMoRan, Inc.,
4.00%, 11/14/21	$380	$343
3.55%, 3/1/22	195	172
3.88%, 3/15/23	250	219
4.55%, 11/14/24	250	219
5.40%, 11/14/34	350	278
5.45%, 3/15/43	315	253
Joseph T. Ryerson & Son, Inc.,
11.00%, 5/15/22(3)	1,760	1,821
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.,
8.75%, 11/15/19(3)	3,070	2,041

		10,756

Oil & Gas Services & Equipment - 0.8%
Diamond Offshore Drilling, Inc.,
4.88%, 11/1/43	70	50
Forum Energy Technologies, Inc.,
6.25%, 10/1/21	2,170	2,012
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.,
6.50%, 11/15/20	400	401
Rowan Cos., Inc.,
5.85%, 1/15/44	70	47
SESI LLC,
7.13%, 12/15/21	210	202

		2,712

Pharmaceuticals - 0.5%
Endo Finance LLC/Endo Finco, Inc.,
5.88%, 1/15/23(3)	755	655
NBTY, Inc.,
7.63%, 5/15/21(3)	375	376
Valeant Pharmaceuticals International,
6.38%, 10/15/20(3)	585	503
7.25%, 7/15/22(3)	280	240

		1,774

Pipeline - 3.8%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 12/15/20	485	458
6.25%, 4/1/23(3)	315	290
DCP Midstream LLC,
5.35%, 3/15/20(3)	120	118
4.75%, 9/30/21(3)	55	51
8.13%, 8/16/30	35	34
DCP Midstream Operating L.P.,
2.50%, 12/1/17	85	83
5.60%, 4/1/44	245	210
Energy Transfer Equity L.P.,
7.50%, 10/15/20	355	376
5.88%, 1/15/24	670	652
5.50%, 6/1/27	250	235
Kinder Morgan Energy Partners L.P.,
4.70%, 11/1/42	55	50
MPLX L.P.,
4.50%, 7/15/23(3)	468	454
4.88%, 12/1/24(3)	945	921
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.50%, 4/15/23	260	262
Rockies Express Pipeline LLC,
6.00%, 1/15/19(3)	120	122
5.63%, 4/15/20(3)	325	326
7.50%, 7/15/38(3)	145	143
6.88%, 4/15/40(3)	285	272
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	396
5.63%, 11/15/23	420	365
Sabine Pass Liquefaction LLC,
5.63%, 2/1/21	100	101
5.63%, 4/15/23	220	221
5.75%, 5/15/24	395	392
5.63%, 3/1/25	2,305	2,296
5.88%, 6/30/26(3)	225	226
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	120	103
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.13%, 11/15/19	200	198
6.88%, 2/1/21	10	10
5.25%, 5/1/23	575	543
4.25%, 11/15/23	415	372
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.50%, 10/15/19	200	209
6.25%, 10/15/22	380	396
6.38%, 5/1/24	100	105

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Pipeline - 3.8% continued
Williams (The) Cos., Inc.,
3.70%, 1/15/23	$205	$181
7.50%, 1/15/31	100	101
5.75%, 6/24/44	765	652
Williams Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	215	221
4.88%, 3/15/24	165	158

		12,303

Power Generation - 1.2%
Calpine Corp.,
6.00%, 1/15/22(3)	225	236
5.38%, 1/15/23	670	653
5.25%, 6/1/26	100	100
Dynegy, Inc,
7.63%, 11/1/24	150	144
Dynegy, Inc.,
6.75%, 11/1/19	100	100
7.38%, 11/1/22	350	338
5.88%, 6/1/23	165	145
NRG Energy, Inc.,
8.25%, 9/1/20	135	140
7.88%, 5/15/21	254	263
6.25%, 7/15/22	815	790
6.63%, 3/15/23	410	404
7.25%, 5/15/26(3)	535	532
Terraform Global Operating LLC,
9.75%, 8/15/22(3) (4)	125	113

		3,958

Property & Casualty Insurance - 0.8%
HUB International Ltd.,
7.88%, 10/1/21(3)	605	581
Wayne Merger Sub LLC,
8.25%, 8/1/23(3) (4)	1,920	1,896

		2,477

Publishing & Broadcasting - 3.2%
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	4,320	3,996
6.50%, 11/15/22	1,750	1,699
Gray Television, Inc.,
5.88%, 7/15/26(3) (4)	300	301
iHeartCommunications, Inc.,
6.88%, 6/15/18	108	76
11.25%, 3/1/21	642	457
7.25%, 10/15/27	205	112
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	440	448
5.00%, 4/15/22(3)	730	745
Sinclair Television Group, Inc.,
6.13%, 10/1/22	200	207
Sirius XM Radio, Inc.,
4.25%, 5/15/20(3)	515	521
5.88%, 10/1/20(3)	555	572
6.00%, 7/15/24(3) (4)	220	227
5.38%, 7/15/26(3)	65	65
TEGNA, Inc.,
5.13%, 10/15/19	465	478
5.13%, 7/15/20	245	253
4.88%, 9/15/21(3)	95	97

		10,254

Real Estate - 1.2%
Communications Sales & Leasing, Inc./CSL Capital LLC,
6.00%, 4/15/23(3) (4)	175	178
8.25%, 10/15/23	250	254
Crown Castle International Corp.,
4.88%, 4/15/22	227	249
Equinix, Inc.,
5.38%, 4/1/23	350	361
5.88%, 1/15/26	150	156
ESH Hospitality, Inc.,
5.25%, 5/1/25(3)	415	404
Iron Mountain US Holdings, Inc.,
5.38%, 6/1/26(3)	110	107
Iron Mountain, Inc.,
6.00%, 8/15/23	125	132
5.75%, 8/15/24	700	707
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 3/1/24	150	160
5.50%, 5/1/24	620	635
Omega Healthcare Investors, Inc.,
5.88%, 3/15/24	490	513
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	200	206

		4,062

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Refining & Marketing - 0.6%
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24(3) (4)	$960	$986
Citgo Holding, Inc.,
10.75%, 2/15/20	450	452
Sunoco L.P./Sunoco Finance Corp.,
6.25%, 4/15/21(3) (4)	300	299
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23	160	158

		1,895

Restaurants - 0.6%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24(3)	500	509
5.25%, 6/1/26(3)	270	277
Nathan’s Famous, Inc.,
10.00%, 3/15/20(3)	1,220	1,302

		2,088

Retail - Consumer Discretionary - 1.6%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/23(3) (4)	125	129
Beacon Roofing Supply, Inc.,
6.38%, 10/1/23	75	79
Builders FirstSource, Inc.,
7.63%, 6/1/21(3)	274	286
10.75%, 8/15/23(3) (4)	200	218
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	85	78
6.75%, 1/15/22	285	259
First Cash Financial Services, Inc.,
6.75%, 4/1/21	580	586
Hertz (The) Corp.,
4.25%, 4/1/18	180	182
5.88%, 10/15/20	375	384
Jo-Ann Stores LLC,
8.13%, 3/15/19(3)	570	546
L Brands, Inc.,
8.50%, 6/15/19	110	128
5.63%, 10/15/23	495	533
6.75%, 7/1/36	375	375
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(3)	465	444
Penske Automotive Group, Inc.,
5.75%, 10/1/22	100	100
QVC, Inc.,
5.13%, 7/2/22	280	302
5.45%, 8/15/34	200	185
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25	175	183
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 8/1/21	134	140

		5,137

Retail - Consumer Staples - 0.1%
US Foods, Inc.,
5.88%, 6/15/24	200	205

Semiconductors - 0.7%
Advanced Micro Devices, Inc.,
7.00%, 7/1/24	225	190
Amkor Technology, Inc.,
6.38%, 10/1/22	420	404
Freescale Semiconductor, Inc.,
6.00%, 1/15/22(3)	355	375
Micron Technology, Inc.,
5.25%, 8/1/23(3)	110	94
5.50%, 2/1/25	505	429
5.63%, 1/15/26(3)	595	495
Microsemi Corp.,
9.13%, 4/15/23(3)	190	209

		2,196

Software & Services - 1.4%
IHS, Inc.,
5.00%, 11/1/22	555	573
Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash),
7.13%, 5/1/21(3) (4) (5)	706	625
Infor US, Inc.,
6.50%, 5/15/22	940	888
MSCI, Inc.,
5.25%, 11/15/24(3)	395	404
5.75%, 8/15/25(3)	370	384
Nuance Communications, Inc.,
5.38%, 8/15/20(3)	420	427
6.00%, 7/1/24(3)	315	316
Sabre GLBL, Inc.,
5.25%, 11/15/23(3)	450	458

ACTIVE M/MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Software & Services - 1.4% continued
SS&C Technologies Holdings, Inc.,
5.88%, 7/15/23	$125	$128
Syniverse Holdings, Inc.,
9.13%, 1/15/19	470	230

		4,433

Supermarkets & Pharmacies - 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 6/15/24(3)	280	289
New Albertsons, Inc.,
6.63%, 6/1/28	165	147
7.45%, 8/1/29	305	296
Rite Aid Corp.,
9.25%, 3/15/20	270	285
6.75%, 6/15/21	145	152
6.13%, 4/1/23(3)	395	422

		1,591

Travel & Lodging - 0.2%
FelCor Lodging L.P.,
6.00%, 6/1/25	200	201
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
5.63%, 10/15/21	145	150
Interval Acquisition Corp.,
5.63%, 4/15/23	265	266

		617

Utilities - 0.8%
AES Corp.,
6.00%, 5/15/26	295	301
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	180	188
NGL Energy Partners L.P./NGL Energy Finance Corp.,
5.13%, 7/15/19	460	419
6.88%, 10/15/21	345	303
Talen Energy Supply LLC,
4.63%, 7/15/19(3)	855	752
4.60%, 12/15/21	565	415
6.50%, 6/1/25	135	112

		2,490

Wireless Telecommunications Services - 2.1%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	188	203
Sprint Capital Corp.,
6.88%, 11/15/28	895	703
8.75%, 3/15/32	200	171
Sprint Communications, Inc.,
7.00%, 8/15/20	235	209
6.00%, 11/15/22	1,140	897
Sprint Corp.,
7.25%, 9/15/21	1,020	869
7.88%, 9/15/23	1,025	838
7.13%, 6/15/24	910	726
T-Mobile USA, Inc.,
6.54%, 4/28/20	770	794
6.63%, 4/28/21	250	261
6.13%, 1/15/22	255	267
6.73%, 4/28/22	420	442
6.00%, 3/1/23	475	492

		6,872

Wireline Telecommunications Services - 2.7%
CenturyLink, Inc.,
5.63%, 4/1/20	175	182
6.45%, 6/15/21	538	547
5.80%, 3/15/22	750	728
6.75%, 12/1/23	170	167
7.50%, 4/1/24	500	504
7.60%, 9/15/39	105	88
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	47
EarthLink Holdings Corp.,
8.88%, 5/15/19	325	332
Embarq Corp.,
8.00%, 6/1/36	490	491
Frontier Communications Corp.,
6.25%, 9/15/21	125	118
10.50%, 9/15/22	170	180
7.13%, 1/15/23	185	166
7.63%, 4/15/24	345	305
11.00%, 9/15/25	985	1,019
9.00%, 8/15/31	1,057	930
Level 3 Communications, Inc.,
5.75%, 12/1/22	430	435
Level 3 Financing, Inc.,
5.63%, 2/1/23	125	126
5.13%, 5/1/23	560	555
5.38%, 1/15/24	200	201

NORTHERN FUNDS QUARTERLY REPORT    11    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 66.3% continued
Wireline Telecommunications Services - 2.7% continued
5.38%, 5/1/25	$145	$144
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	160	163
6.88%, 7/15/28	510	413
Qwest Corp.,
6.88%, 9/15/33	210	207
Windstream Services LLC,
7.50%, 6/1/22	311	280
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	400	406

		8,734

Total Corporate Bonds (Cost $219,527)		215,050

FOREIGN ISSUER BONDS - 11.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.,
6.00%, 10/15/22(3) (4)	150	128
Embraer Netherlands Finance B.V.,
5.05%, 6/15/25	165	163

		291

Airlines - 0.0%
Virgin Australia Trust, Series 2013-1C,
7.13%, 10/23/18(3)	158	158

Auto Parts Manufacturing - 0.1%
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(3)	295	298

Banks - 0.5%
Commerzbank A.G.,
8.13%, 9/19/23(3)	720	840
Intesa Sanpaolo S.p.A.,
5.02%, 6/26/24(3)	595	545
5.71%, 1/15/26(3)	250	237

		1,622

Biotechnology - 0.1%
Concordia International Corp.,
9.50%, 10/21/22(3)	325	303

Cable & Satellite - 1.8%
Altice Financing S.A.,
6.63%, 2/15/23(3)	450	442
Altice Luxembourg S.A.,
7.25%, 5/15/22 (EUR)(3)	110	123
7.75%, 5/15/22(3)	870	879
7.63%, 2/15/25(3)	200	195
Numericable-SFR S.A.,
5.38%, 5/15/22 (EUR)(3)	195	220
6.00%, 5/15/22(3)	760	739
6.25%, 5/15/24(3)	215	206
7.38%, 5/1/26(3)	1,075	1,063
Unitymedia GmbH,
6.13%, 1/15/25(3)	630	646
Unitymedia Hessen GmbH & Co. K.G./Unitymedia NRW GmbH,
5.00%, 1/15/25(3)	200	196
UPCB Finance IV Ltd.,
5.38%, 1/15/25(3)	200	198
Virgin Media Finance PLC,
6.00%, 10/15/24(3)	400	392
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(3)	340	346
5.50%, 8/15/26(3)	215	209

		5,854

Casinos & Gaming - 0.1%
International Game Technology PLC,
6.50%, 2/15/25(3)	390	393

Chemicals - 0.1%
NOVA Chemicals Corp.,
5.00%, 5/1/25(3)	320	317

Commercial Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17	150	150
3.75%, 5/15/19	475	479
4.50%, 5/15/21	285	292
Aircastle Ltd.,
6.25%, 12/1/19	295	320
5.13%, 3/15/21	230	239
5.50%, 2/15/22	180	187
5.00%, 4/1/23	190	193

		1,860

Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(3) (4)	500	510

ACTIVE M/MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Containers & Packaging - 0.3% continued
Novelis, Inc.,
8.38%, 12/15/17	$400	$409

		919

Design, Manufacturing & Distribution - 0.2%
Flextronics International Ltd.,
4.63%, 2/15/20	554	573
5.00%, 2/15/23	175	182

		755

Diversified Banks - 0.6%
Barclays PLC,
8.25%, 12/15/18(6)	400	391
Deutsche Bank A.G.,
4.50%, 4/1/25	295	271
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	1,245	1,306

		1,968

Electrical Equipment Manufacturing - 0.0%
Allegion PLC,
5.88%, 9/15/23	115	122

Entertainment Content - 0.0%
Cablevision S.A.,
6.50%, 6/15/21(3)	150	153

Exploration & Production - 1.0%
Baytex Energy Corp.,
5.63%, 6/1/24(3)	475	382
Encana Corp.,
3.90%, 11/15/21	325	315
6.50%, 8/15/34	365	366
6.63%, 8/15/37	195	194
6.50%, 2/1/38	225	223
MEG Energy Corp.,
6.50%, 3/15/21(3)	15	12
6.38%, 1/30/23(3)	695	514
7.00%, 3/31/24(3)	285	219
OGX Austria GmbH,
8.50%, 6/1/18(8) (9)	2,420	—
8.38%, 4/1/22(8) (9)	1,800	—
Pacific Exploration and Production Corp.,
5.38%, 1/26/19(3) (4)	665	123
5.63%, 1/19/25(3) (4)	300	56
Teine Energy Ltd.,
6.88%, 9/30/22(3)	520	510
Ultra Petroleum Corp.,
5.75%, 12/15/18(3) (4) (9)	285	192

		3,106

Food & Beverage - 0.1%
Cosan Luxembourg S.A.,
7.00%, 1/20/27(3)	220	219

Industrial Other - 0.1%
Broadspectrum Ltd.,
8.38%, 5/15/20(3)	385	411

Integrated Oils - 0.4%
Petrobras Global Finance B.V.,
5.38%, 1/27/21	245	225
6.25%, 3/17/24	1,055	936

		1,161

Medical Equipment & Devices Manufacturing - 0.7%
ConvaTec Finance International S.A.,
8.25%, 1/15/19(3) (5)	2,180	2,139
Mallinckrodt International Finance
S.A./Mallinckrodt CB LLC,
5.50%, 4/15/25(3)	320	286

		2,425

Metals & Mining - 0.8%
Anglo American Capital PLC,
4.45%, 9/27/20(3)	125	122
4.88%, 5/14/25(3)	375	356
ArcelorMittal,
8.00%, 10/15/39	1,145	1,110
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(3) (4) (9)	275	51
First Quantum Minerals Ltd.,
7.25%, 5/15/22(3)	300	232
Glencore Finance Canada Ltd.,
5.55%, 10/25/42(3)	155	128
Lundin Mining Corp.,
7.50%, 11/1/20(3)	320	326
Teck Resources Ltd.,
4.75%, 1/15/22	70	59
6.25%, 7/15/41	215	153

		2,537

Oil & Gas Services & Equipment - 0.3%
Ensco PLC,
5.75%, 10/1/44	80	48

NORTHERN FUNDS QUARTERLY REPORT    13    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Oil & Gas Services & Equipment - 0.3% continued
Noble Holding International Ltd.,
6.05%, 3/1/41	$235	$141
Paragon Offshore PLC,
7.25%, 8/15/24(3) (4) (9)	950	285
Precision Drilling Corp.,
6.63%, 11/15/20	110	100
6.50%, 12/15/21	55	49
5.25%, 11/15/24	115	92
Transocean, Inc.,
6.00%, 3/15/18	50	51
5.05%, 10/15/22	180	127

		893

Pharmaceuticals - 1.6%
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(3)	360	315
6.00%, 2/1/25(3)	285	247
Valeant Pharmaceuticals International, Inc.,
6.75%, 8/15/18(3)	305	295
5.38%, 3/15/20(3)	190	163
5.63%, 12/1/21(3)	970	800
5.50%, 3/1/23(3)	940	755
5.88%, 5/15/23(3)	3,230	2,608
6.13%, 4/15/25(3)	80	64

		5,247

Pipeline - 0.1%
Gibson Energy, Inc.,
6.75%, 7/15/21(3)	205	204

Restaurants - 0.1%
1011778 B.C. ULC/New Red Finance, Inc.,
4.63%, 1/15/22(3)	135	136
6.00%, 4/1/22(3) (4)	175	181

		317

Semiconductors - 0.1%
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26(3)	200	207

Software & Services - 0.3%
Open Text Corp.,
5.63%, 1/15/23(3)	480	485
5.88%, 6/1/26(3)	335	336

		821

Travel & Lodging - 0.2%
NCL Corp. Ltd.,
5.25%, 11/15/19(3)	85	86
4.63%, 11/15/20(3)	190	190
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	290	305

		581

Utilities - 0.4%
Enel S.p.A.,
8.75%, 9/24/73(2) (3)	1,203	1,370

Waste & Environment Services & Equipment - 0.1%
GFL Environmental, Inc.,
7.88%, 4/1/20(3)	260	261
9.88%, 2/1/21(3)	40	43

		304

Wireless Telecommunications Services - 0.8%
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	255	162
8.00%, 2/15/24(3)	300	295
Intelsat Luxembourg S.A.,
7.75%, 6/1/21	1,190	291
8.13%, 6/1/23	385	95
Telecom Italia S.p.A.,
5.30%, 5/30/24(3)	520	519
Wind Acquisition Finance S.A.,
3.75%, 7/15/20 (EUR)(2) (3)	210	227
4.75%, 7/15/20(3)	920	902
7.38%, 4/23/21(3)	260	248

		2,739

Wireline Telecommunications Services - 0.1%
Telecom Italia Capital S.A.,
6.00%, 9/30/34	255	244

Total Foreign Issuer Bonds (Cost $44,157)		37,799

TERM LOANS - 13.8%(2)
Advertising & Marketing - 0.1%
Advantage Sales & Marketing, Inc., Term Loan,
7.50%, 7/25/22	470	433

Aerospace & Defense - 0.1%
Transdigm, Inc., Tranche D Term Loan,
3.75%, 6/4/21	99	98

ACTIVE M/MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 13.8%(2) continued
Aerospace & Defense - 0.1% continued
Transdigm, Inc., Tranche E Term Loan,
3.75%, 5/16/22	$145	$143

		241

Airlines - 0.1%
American Airlines, Inc., 2015 Term Loan,
3.25%, 6/27/20	158	156

Cable & Satellite - 0.1%
Virgin Media Investment Holdings Ltd., F Facility,
3.65%, 6/30/23	205	200

Casinos & Gaming - 1.1%
Cowlitz Tribal Gaming Authority, Term B Loan,
11.50%, 12/6/21	520	478
Eldorado Resorts, Inc., Initial Term Loan,
7/25/22(10)	45	45
4.25%, 7/25/22	153	153
Mohegan Tribal Gaming Authority, Term B Loan,
5.50%, 6/15/18	428	425
Parq Holdings L.P., Closing Date Term Loan,
8.50%, 12/17/20	2,510	2,385

		3,486

Chemicals - 0.6%
Avantor Performance Materials Holdings, Inc., Term Loan Second Lien,
10.50%, 6/16/23	750	731
Royal Holdings, Inc., Initial Term Loan,
8.50%, 6/19/23	1,440	1,332

		2,063

Commercial Services - 0.8%
Sterling Midco Holdings, Inc., Initial Loan,
8.75%, 6/19/23	2,590	2,461

Communications Equipment - 0.0%
Commscope, Inc., Tranche 5 Term Loan,
3.75%, 12/29/22	139	139

Consumer Finance - 0.1%
First Data Corp., 2022 Dollar Term Loan,
7/8/22(10)	190	188
4.20%, 7/8/22	230	227

		415

Consumer Services - 0.2%
Aramark Corp., U.S. Term F Loan,
3.25%, 2/24/21	477	476

Containers & Packaging - 0.6%
Berlin Packaging LLC, Initial Term Loan,
7.75%, 9/30/22	2,000	1,955

Department Stores - 0.0%
Neiman Marcus Group (The), Inc., Other Term Loan,
4.25%, 10/25/20	65	58

Entertainment Content - 0.2%
Charter Communications Operating LLC, Term I Loan,
3.50%, 1/24/23	314	314
Univision Communications, Inc., 2013 Incremental Term Loan,
4.00%, 3/1/20	183	181
Univision Communications, Inc., Replacement First-Lien Term Loan,
4.00%, 3/1/20	49	49

		544

Entertainment Resources - 0.0%
Delta 2 (Lux) S.a r.l, Second Lien Facility,
7/29/22(10)	120	113

Financial Services - 0.1%
Cotiviti Corp., Initial Term Loan,
8.00%, 5/13/22	303	302
Twin River Management Group, Inc., Closing Date Term Loan,
5.25%, 7/10/20	91	90

		392

Food & Beverage - 0.5%
Milk Specialties Co., Initial Term Loan,
8.25%, 11/9/18	1,053	1,049
NVA Holdings, Inc., Term Loan,
8/14/22(10)	410	405

		1,454

Hardware - 0.3%
Lully Finance S.à r.l., Initial Term B-1 Loan,
9.50%, 10/16/23	1,030	989

Health Care Facilities & Services - 2.6%
BioScrip, Inc., Delayed Draw Term Loan,
6.50%, 7/31/20	691	659

NORTHERN FUNDS QUARTERLY REPORT    15    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 13.8%(2) continued
Health Care Facilities & Services - 2.6% continued
BioScrip, Inc., Initial Term B Loan,
6.50%, 7/31/20	$1,152	$1,098
Concentra, Inc., Initial Term Loan,
9.00%, 6/1/23	390	380
Genoa, a QoL Healthcare Co. LLC, Initial Term Loan,
4/28/23(10)	570	561
Heartland Dental Care LLC, Term Loan,
9.75%, 6/21/19	2,910	2,784
Jaguar Holding Co. I, Initial Term Loan,
4.25%, 8/18/22	120	118
Lanai Holdings III, Inc., Initial Term Loan,
8.75%, 8/28/23	1,820	1,784
U.S. Renal Care, Inc., Term Loan,
12/29/23(10)	250	245
9.00%, 12/29/23	810	794

		8,423

Industrial Other - 0.1%
SRS Distribution, Inc., Initial Term Loan,
2/24/23(10)	310	308

Internet Media - 0.1%
Match Group, Inc., Term B-1 Loan,
5.50%, 11/16/22	157	158

Machinery - 0.0%
Manitowoc Foodservice, Inc., Term B Loan,
5.75%, 3/3/23	24	24

Managed Care - 0.5%
MPH Acquisition Holdings LLC, Initial Term Loan,
5.00%, 6/7/23	285	286
Opal Acquisition, Inc., Term B Loan,
5.00%, 11/27/20	1,483	1,290

		1,576

Mass Merchants - 0.2%
99¢ Only Stores, Tranche B-2 Loan,
4.50%, 1/11/19	695	490

Medical Equipment & Devices Manufacturing - 0.3%
Carecore National LLC, Term Loan,
5.50%, 3/5/21	838	773
DJO Finance LLC, Initial Term Loan,
4.25%, 6/8/20	69	64

		837

Metals & Mining - 0.1%
FMG Resources (August 2006) Pty. Ltd., Loan,
4.25%, 6/30/19	489	467

Oil & Gas Services & Equipment - 0.0%
MRC Global (US), Inc., Term Loan,
5.00%, 11/8/19	149	144

Pharmaceuticals - 0.0%
NBTY, Inc., Dollar Term B Loan,
5.00%, 5/5/23	120	119

Power Generation - 0.1%
Calpine Corp., Term Loan,
3.50%, 5/27/22	99	98
4.00%, 1/15/23	154	153
Dynegy, Inc., Tranche B-2 Term Loan,
4.00%, 4/23/20	137	134

		385

Property & Casualty Insurance - 0.8%
Asurion LLC, Incremental Tranche B-4 Term Loan,
5.00%, 8/4/22	3	3
Asurion LLC, Term Loan,
8.50%, 3/3/21	2,790	2,684

		2,687

Publishing & Broadcasting - 0.1%
Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan,
3.50%, 7/30/21	202	201

Real Estate - 0.2%
Equinix, Inc., Dollar Term B Loan,
4.00%, 1/6/23	90	90
MGM Growth Properties Operating Partnership L.P., Term B Loan,
4.00%, 4/25/23	175	175
Realogy Group LLC, Initial Term B Loan 2014,
3.75%, 3/5/20	341	340

		605

Retail - Consumer Discretionary - 1.5%
LSF9 Cypress Holdings LLC, Junior Lien Term Loan,
11.50%, 10/9/23	1,310	1,222
LSF9 Cypress Holdings LLC, Senior Lien Term Loan,
7.25%, 10/9/22	600	580

ACTIVE M/MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 13.8%(2) continued
Retail - Consumer Discretionary - 1.5% continued
National Vision, Inc., Initial Term Loan,
6.75%, 3/11/22	$3,000	$2,670
PetSmart, Inc., Tranche B-1 Loan,
3/11/22(10)	75	75
4.25%, 3/11/22	335	333

		4,880

Retail - Discretionary - 0.0%
J.C. Penney Corp., Inc., Loan,
5.25%, 6/23/23	125	124

Semiconductors - 0.3%
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan,
4.25%, 2/1/23	673	673
NXP B.V., Tranche B Loan,
3.75%, 12/7/20	178	178

		851

Software & Services - 1.6%
AF Borrower LLC, Initial Term Loan,
10.00%, 1/30/23	2,380	2,142
Evergreen Skills Lux S.À R.L., Initial Term Loan,
4/28/21(10)	650	515
5.75%, 4/28/21	190	150
9.25%, 4/28/22	2,070	931
Presidio LLC, Refinancing Term Loan,
5.25%, 2/2/22	323	316
Sourcehov LLC, Term B Loan,
7.75%, 10/31/19	426	310
Syniverse Holdings, Inc., Initial Term Loan,
4.00%, 4/23/19	60	45
Syniverse Holdings, Inc., Tranche B Term Loan,
4/23/19(10)	65	49
4.00%, 4/23/19	28	21
Veritas US, Inc., Initial Dollar Term B-1 Loan,
1/27/23(10)	780	677

		5,156

Supermarkets & Pharmacies - 0.1%
Albertson’s LLC, 2016-1 Term B-4 Loan,
4.50%, 8/25/21	421	421

Transportation & Logistics - 0.0%
OSG Bulk Ships, Inc., Initial Term Loan,
5.25%, 8/5/19	99	95

Travel & Lodging - 0.1%
Hilton Worldwide Finance LLC, Initial Term Loan,
3.50%, 10/26/20	155	155

Wireless Telecommunications Services - 0.1%
LTS Buyer LLC, Term Loan,
8.00%, 4/12/21	480	474

Wireline Telecommunications Services - 0.1%
Level 3 Financing, Inc., Tranche B 2020 Term Loan,
4.00%, 1/15/20	295	295
Level 3 Financing, Inc., Tranche B-II 2022 Term Loan,
5/31/22(10)	21	21
Zayo Group LLC, 2021 Term Loan,
3.75%, 5/6/21	134	133

		449

Total Term Loans (Cost $46,787)		44,604

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.0%
Oil, Gas & Coal - 0.0%
Hercules Offshore, Inc.*	3,570	$5
Rex Energy Corp.*	10,950	7

		12

Total Common Stocks (Cost $45)		12

NORTHERN FUNDS QUARTERLY REPORT    17    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.2%
Real Estate - 0.2%
iStar, Inc., 7.65%	650	$14
iStar, Inc., 7.80%	11,500	259
iStar, Inc., 7.88%	18,085	414

		687

Total Preferred Stocks (Cost $571)		687

CONVERTIBLE PREFERRED STOCKS - 0.3%
Exploration & Production - 0.1%
Chesapeake Energy Corp., 5.75%	644	180
Chesapeake Energy Corp., 5.75%(3) (4)	13	4
Chesapeake Energy Corp., 5.75% (OTC Exchange)	90	24

		208

Pharmaceuticals - 0.2%
Allergan PLC	759	633

Total Convertible Preferred Stocks (Cost $1,249)		841

OTHER - 0.0%
Escrow Momentive Performance Materials, Inc.(8)	340,000	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 8.3%
Northern Institutional Funds - Diversified Assets Portfolio,
0.23%(11) (12)	26,954,146	26,954

Total Investment Companies (Cost $26,954)		26,954

Total Investments - 101.6% (Cost $342,773)		329,307

Liabilities less Other Assets - (1.6)%		(5,067)

NET ASSETS - 100.0%		$324,240

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At June 30, 2016, the value of these restricted illiquid securities amounted to approximately $16,355,000 or 5.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
1011778 B.C. ULC/New Red Finance, Inc.,
6.00%, 4/1/22	6/28/16	$180

American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/23	6/28/16	129

Aramark Services, Inc.,
5.13%, 1/15/24	5/16/16-6/28/16	442

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24	6/27/16-6/29/16	510

Bombardier, Inc.,
6.00%, 10/15/22	11/19/15-6/30/16	124

Boyd Gaming Corp.,
6.38%, 4/1/26	3/22/16-6/28/16	484

Builders FirstSource, Inc.,
10.75%, 8/15/23	6/28/16	218

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/23	11/20/15-6/28/16	550

Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	5/12/16-6/28/16	964

Chesapeake Energy Corp.,
5.75%	6/16/15	10

Communications Sales & Leasing, Inc./CSL Capital LLC,
6.00%, 4/15/23	6/28/16	177

DISH DBS Corp.,
7.75%, 7/1/26	6/8/16-6/28/16	267

Essar Steel Algoma, Inc.,
9.50%, 11/15/19	11/7/14	270

Foresight Energy LLC/Foresight Energy Finance Corp.,
7.88%, 8/15/21	8/16/13	10,197

Gray Television, Inc.,
5.88%, 7/15/26	6/28/16	300

Halcon Resources Corp.,
13.00%, 2/15/22	6/23/16	176

Infor Software Parent LLC/Infor Software Parent, Inc.,
7.13%, 5/1/21	1/15/15-6/29/16	653

LifePoint Health, Inc.,
5.38%, 5/1/24	6/28/16	99

Owens-Brockway Glass Container, Inc.,
5.38%, 1/15/25	6/27/16	246

ACTIVE M/MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2016 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Pacific Exploration and Production Corp.,
5.38%, 1/26/19	11/18/13-12/3/13	$665

Pacific Exploration and Production Corp.,
5.63%, 1/19/25	1/15/15-1/21/15	183

Paragon Offshore PLC,
7.25%, 8/15/24	7/11/14-7/31/14	946

Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23	6/28/16	131

RSI Home Products, Inc.,
6.50%, 3/15/23	6/28/16	181

Sirius XM Radio, Inc.,
6.00%, 7/15/24	6/27/16-6/30/16	225

Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24	6/28/16	79

Sunoco L.P./Sunoco Finance Corp.,
6.25%, 4/15/21	6/28/16	299

Terraform Global Operating LLC,
9.75%, 8/15/22	6/28/16	113

Ultra Petroleum Corp.,
5.75%, 12/15/18	12/6/13	285

WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20	6/28/16	104

Wayne Merger Sub LLC,
8.25%, 8/1/23	7/30/15-8/6/15	1,920

(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Variable rate security. Rate as of June 30, 2016 is disclosed. Maturity date represents the perpetual call date.
(7)	Step coupon bond. Rate as of June 30, 2016 is disclosed.
(8)	Level 3 asset that is worthless, bankrupt or has been delisted.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Position is unsettled. Contract rate was not determined at June 30, 2016 and does not take effect until settlement date.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day yield as of June 30, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of America	Euro	460	United States Dollar	514	9/1/16	$3
Bank of America	United States Dollar	517	Euro	460	9/1/16	(6)

Total						$(3)

At June 30, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
BBB	1.8%
BB	26.4
B	29.2
CCC or Below	32.1
Non-Rated	2.3
Cash Equivalents	8.2

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	99.8%
All other currencies less than 5%	0.2

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    19    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	JUNE 30, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$6	$—	$6
Convertible Bonds(1)	—	3,354	—	3,354
Corporate Bonds(1)	—	215,050	—	215,050
Foreign Issuer Bonds(1)	—	37,799	—	37,799
Term Loans(1)	—	44,604	—	44,604
Common Stocks(1)	12	—	—	12
Preferred Stocks(1)	687	—	—	687
Convertible Preferred Stocks
Exploration & Production	—	208	—	208
Pharmaceuticals	633	—	—	633

Total Convertible Preferred
Stocks	633	208	—	841

Investment Companies	26,954	—	—	26,954

Total Investments	$28,286	$301,021	$—	$329,307

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$3	$—	$3
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6)	—	(6)

Total Other Financial Instruments	$—	$(3)	$—	$(3)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$344,937

Gross tax appreciation of investments	$7,545
Gross tax depreciation of investments	(23,175)

Net tax depreciation of investments	$(15,630)

Transactions in affiliated investments for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$14,598	$169,222	$156,866	$12	$26,954

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EUR - Euro

USD - United States Dollar

ACTIVE M/MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 101.0%
FlexShares Global Quality Real Estate Index Fund(1)	36,730	$2,237
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	113,312	2,906
FlexShares International Quality Dividend Index Fund(1)	340,764	7,456
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	70,301	3,682
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	101,370	4,490
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	84,733	2,233
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	116,834	10,036
FlexShares Quality Dividend Index Fund(1)	270,005	9,893
FlexShares STOXX Global Broad Infrastructure Index Fund(1)	50,087	2,260
Northern Funds - Bond Index Fund(1)	1,787,519	19,502
Northern Funds - High Yield Fixed Income Fund(1)	1,318,362	8,582
Northern Institutional Funds - Diversified Assets Portfolio, 0.23%(1) (2)	913,324	913

Total Investment Companies (Cost $72,162)		74,190

Total Investments - 101.0% (Cost $72,162)		74,190

Liabilities less Other Assets - (1.0)%		(721)

NET ASSETS - 100.0%		$73,469

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day yield as of June 30, 2016 is disclosed.

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At June 30, 2016, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	13.5%	FlexShares Morningstar U.S. Market Factor Tilt Index Fund
Non-U.S. Equity - Developed	5.0	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non-U.S. Equity - Emerging	6.1	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	3.0	FlexShares Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	11.6	NF High Yield Fixed Income Fund
U.S. Bonds - Intermediate	26.3	NF Bond Index Fund
U.S. Bonds - Inflation Protected	3.9	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
International Quality Dividend	10.1	FlexShares International Quality Dividend Index Fund
Quality Dividend	13.3	FlexShares Quality Dividend Index Fund
Global Infrastructure	3.0	FlexShares STOXX Global Broad Infrastructure Index Fund
Global Natural Resources	3.0	FlexShares Morningstar Global Upstream Natural Resources Index Fund
Cash	1.2	NIF Diversified Assets Portfolio

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$74,190	$—	$—	$74,190

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At June 30, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$72,841

Gross tax appreciation of investments	$3,816
Gross tax depreciation of investments	(2,467)

Net tax appreciation of investments	$1,349

Transactions in affiliated portfolios for the three months ended June 30, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
FlexShares Global Quality Real Estate Index Fund	$—	$2,198	$26	$65	$— *	$16		$2,237
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	2,908	—	44	44	(2)	—		2,906
FlexShares International Quality Dividend Index Fund	7,203	489	189	(21)	(26)	107		7,456
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,506	405	116	(90)	(23)	48		3,682
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	2,253	2,295	77	33	(14)	26		4,490
FlexShares Morningstar Global Upstream Natural Resources Index Fund	697	1,431	—	105	—	13		2,233
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	10,878	351	1,351	(61)	219	44		10,036
FlexShares Quality Dividend Index Fund	10,853	176	1,291	69	86	69		9,893
FlexShares STOXX Global Broad Infrastructure Index Fund	2,176	—	—	84	—	20		2,260
Northern Funds - Bond Index Fund	18,010	1,440	245	300	(3)	118		19,502
Northern Funds - Global Real Estate Index Fund	2,171	8	2,179	(361)	361	—		—
Northern Funds - High Yield Fixed Income Fund	11,514	69	3,153	653	(501)	146		8,582
Northern Institutional Funds - Diversified Assets Portfolio	218	9,145	8,450	—	—	—	*	913

	$72,387	$18,007	$17,121	$820	$97	$607		$74,190

*	Amount rounds to less than one thousand.

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 26, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 26, 2016